UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Not FDIC Insured | No Bank Guarantee | May Lose Value

Managed Distribution Policy: The Fund has implemented a managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.

Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan.

The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

Please see the “Important Information to Shareholders” section for additional information.

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Franklin Limited Duration Income Trust

Dear Shareholder,

This annual report for Franklin Limited Duration Income Trust covers the fiscal year ended December 31, 2025.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide high current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund’s primary objective, through a portfolio consisting primarily of high-yield corporate bonds, floating-rate corporate loans and mortgage-backed and other asset-backed securities. We invest in a diversified mix of fixed income securities, primarily high-yield corporate bonds, senior secured floating-rate corporate loans, and mortgage-backed and other asset-backed securities. The Fund may also invest a portion in marketplace loans. Our top-down analysis of macroeconomic trends combined with a bottom-up analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate loan sectors, we seek securities trading at reasonable valuations from issuers with characteristics such as strong market positions, stable cash flows, reasonable capital structures, supportive asset values, strong sponsorship and improving credit fundamentals. In the mortgage- and other asset-backed securities sector, we look to capture an attractive income stream and total return through our analysis of security prepayment assumptions, potential pricing inefficiencies and underlying collateral characteristics.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The fixed income market was impacted by several strong forces during 2025. The newly sworn in U.S. President enacted number of initiatives including significant tariff increases on imported goods from the country’s largest trading partners and across a wide variety of sectors. The U.S. Federal Reserve (Fed) bank policy was another driver of fixed income returns. Through the beginning of 2025, the Fed held the fed funds rate stable as economic growth continued to be above trend and the U.S. job market remained strong. As the employment environment cooled and inflation trended lower, the Fed enacted three consecutive 25-basis point cuts in the fourth quarter. These were seen as “insurance” cuts as economic growth remained strong. High-yield (HY) corporate bond spreads were volatile during the year. Spreads widened significantly after the U.S. President’s April “Liberation Day”, where the largest tariff increases were announced. As more countries signed bilateral trade deals and the U.S. economy moved towards a “goldilocks” environment, spreads tightened ending the year near multi-decade tights.

Q. How did we respond to these changing market conditions?

A. Over the course of the year, the Fund maintained an overweight to high yield corporate bonds, a relatively neutral exposure to floating-rate bank loans, and an underweight exposure to mortgage- and other asset-backed securities. This construction was based on favorable corporate fundamentals that are expected to keep the default rate at a subdued level.

Portfolio Composition

12/31/25

% of Total
Investments
Corporate Bonds	41.1%
Senior Floating Rate Interests	26.0%
Mortgage-Backed Securities	14.8%
Marketplace Loans	12.6%
Asset-Backed Securities*	3.3%
Other†	0.3%
Short-Term Investments	1.9%

*Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.

†Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 13.

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FRANKLIN LIMITED DURATION INCOME TRUST

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +6.31% based on net asset value and +4.11% based on market price. The Fund’s benchmark, the blended 1/3 ICE BofA US High Yield Constrained Index + 1/3 Morningstar® LSTA® US Leveraged Loan IndexSM + 1/3 Bloomberg MBS Index, posted a +7.68% cumulative total return.1 Individually, the ICE BofA US High Yield Constrained Index, which measures the performance of USD-denominated, noninvestment grade, fixed rate and taxable corporate bonds, posted a +8.50% cumulative total return.2 The Morningstar® LSTA® US Leveraged Loan IndexSM, which is designed to reflect the performance of the largest facilities in the leveraged loan market, posted a +5.90% cumulative total return.1 The Bloomberg MBS Index, which tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), posted a 8.58% cumulative total return.2 Over the period, net asset value decreased from $6.94 per share on December 31, 2024, to $6.62 at period-end, and the market price decreased from $6.63 to $6.15 at period-end. You can find the Fund’s long-term performance data in the Performance Summary on page 5.

The Board has implemented a managed distribution plan whereby the Fund distributes a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so. For the fiscal year ended December 31, 2025, the Fund estimates that it distributed more than its income and net realized capital gains; therefore, a portion of the Fund distribution to shareholders may be a return of capital. A return of capital may occur, for example, when some or all of the money that a shareholder invested in a Fund is paid back to them. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. The Fund sends a Form 1099-DIV to shareholders each calendar year describing how to report the Fund’s distributions for federal income tax purposes. Please see the “Important Information to Shareholders” section for additional information.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Q. What were the leading contributors to performance?

A. Overweight exposure to high-yield (HY) corporate bonds, senior-secured floating-rate bank loans and collateralized loan obligations (CLOs) added to returns for the period. Security selection in HY corporate bonds contributed to performance as did an out-of-index holdings of marketplace loans. Overweight exposure to the two- and five-year portions of the yield curve was accretive to results. The Fund has a yield higher than that of the combined index which contributed to returns for the period.

Q. What were the leading detractors from performance?

A. Security selection in floating-rate bank loans and overweight exposure to and security selection in agency mortgage-backed securities curbed performance for the period. Underweight exposure to the 10-year and longer portion of the curve hurt results.

Q. Were there any significant changes to the Fund during the reporting period?

A. There have been no major changes to how the Fund is managed.

Thank you for your continued participation in Franklin Limited Duration Income Trust. We look forward to serving your future investment needs.

Sincerely,

Glenn I. Voyles, CFA

Justin Ma, CFA

Patrick A. Klein, Ph.D.

Jonathan G. Belk, CFA

Portfolio Management Team

1. Source: Factset. The Blended Benchmark was calculated internally.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIMITED DURATION INCOME TRUST

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2025, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIMITED DURATION INCOME TRUST

Performance Summary as of December 31, 2025

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 12/31/251,2

	Cumulative Total Return[3]		Average Annual Total Return[3]
	Based on NAV[4]	Based on market price[5]	Based on NAV[4]	Based on market price[5]
1-Year	+6.31%	+4.11%	+6.31%	+4.11%
5-Year	+17.54%	+13.89%	+3.29%	+2.64%
10-Year	+42.52%	+64.86%	+3.61%	+5.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Share Prices
Symbol: FTF	12/31/25	12/31/24	Change
Net Asset Value (NAV)	$6.62	$6.94	-$0.32
Market Price (NYSE)	$6.15	$6.63	-$0.48

Distributions Per Share (1/1/25–12/31/25)
	Net Investment Income	Tax Return of Capital	Total
	$0.5278	$0.2102	$0.7380

See page 7 for Performance Summary footnotes.

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FRANKLIN LIMITED DURATION INCOME TRUST

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

12/31/15–12/31/25

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/15
12/17
12/19
12/21
12/23
12/25
$16,508
$15,778
$14,267
Franklin Limited Duration Income Trust – (NAV)
Blended Benchmark (1/3 ICE BofA US High Yield Constrained + 1/3 Morningstar LSTA US Leveraged Loan + 1/3 Bloomberg MBS Index)[6]
Franklin Limited Duration Income Trust – (Market Price)

See page 7 for Performance Summary footnotes.

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FRANKLIN LIMITED DURATION INCOME TRUST

PERFORMANCE SUMMARY

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepay-ment and extension risks. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.

1. Figures are for common shares. As of 12/31/25, the Fund had leverage in the amount of 31.32% of the Fund’s total portfolio. The Fund employs leverage through par-ticipation in a Credit Facility, entering into reverse repurchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.

2. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.

3. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Assumes reinvestment of distributions based on net asset value.

5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.

6. Source: FactSet. The Blended Benchmark is calculated internally and is composed of 1/3 ICE BofA US High Yield Constrained, 1/3 Morningstar LSTA US Leveraged Loan and 1/3 Bloomberg U.S. Mortgage-Backed Securities Index. The ICE BofA US High Yield Constrained Index measures the performance of USD-denominated, noninvest-ment grade, fixed rate and taxable corporate bonds. The Morningstar LSTA US Leveraged Loan Index is designed to reflect the performance of the largest facilities in the leveraged loan market. The Bloomberg U.S. Mortgage-Backed Securities (MBS) Index tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

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FRANKLIN LIMITED DURATION INCOME TRUST

Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$6.94	$7.18	$7.06	$8.97	$9.43
Income from investment operations:
Net investment income[a]	0.57	0.64	0.65	0.62	0.52
Net realized and unrealized gains (losses)	(0.15)	(0.14)	0.18	(1.46)	(0.05)
Total from investment operations	0.42	0.50	0.83	(0.84)	0.47
Less distributions to common shareholders from:
Net investment income	(0.53)	(0.51)	(0.41)	(0.57)	(0.55)
Tax return of capital	(0.21)	(0.23)	(0.30)	(0.21)	(0.38)
Total distributions	(0.74)	(0.74)	(0.71)	(0.78)	(0.93)
Dilution effect of rights offering	—	—	—	(0.29)[b]	—
Net asset value, end of year	$6.62	$6.94	$7.18	$7.06	$8.97
Market value, end of year[c]	$6.15	$6.63	$6.22	$6.21	$9.09
Total return (based on net asset value per share)[d]	6.31%	7.24%	12.36%	(12.75)%	5.16%
Total return (based on market value per share)[d]	4.11%	19.46%	12.17%	(23.52)%	6.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates	3.68%	3.94%	4.07%	2.69%	1.76%
Expenses net of waiver and payments by affiliates	3.66%	3.92%	4.06%[e]	2.68%[e]	1.75%[e]
Net investment income.	8.33%	9.00%	9.16%	8.16%	5.58%
Supplemental data
Net assets, end of year (000’s)	$267,661	$280,401	$290,198	$285,319	$270,437
Portfolio turnover rate	125.39%	109.84%	104.86%	95.50%	107.66%
Portfolio turnover rate excluding mortgage dollar rolls[f]	63.47%	52.23%	71.14%	52.93%	51.04%
Total credit facility and other financial leverage outstanding at end of year (000’s)	$97,500	$107,863	$109,652	$117,090	$116,359
Asset coverage per $1,000 of debt	$3,745	$3,600	$3,647	$3,437	$3,324

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			Year Ended December 31, 2017*,#	Year Ended March 31,
	2020*	2019*	2018*		2017*	2016*
Per common share operating performance
(for a common share outstanding throughout the year)
Net asset value, beginning of year	$10.00	$10.11	$12.32	$12.91	$12.38	$13.87
Income from investment operations:
Net investment income[a]	0.51	0.53	0.57	0.48	0.62	0.72
Net realized and unrealized gains (losses)	(0.15)	0.39	(0.79)	(0.03)	0.85	(1.41)
Distributions to preferred shareholders from:
Net investment income	—	—	(0.06)	(0.08)	(0.07)	(0.06)
Total from investment operations	0.36	0.92	(0.28)	0.37	1.40	(0.75)
Less distributions to common shareholders from:
Net investment income	(0.55)	(0.58)	(0.49)	(0.43)	(0.57)	(0.74)
Tax return of capital	(0.38)	(0.45)	(0.68)	(0.53)	(0.36)	—
Total distributions	(0.93)	(1.03)	(1.17)	(0.96)	(0.93)	(0.74)
Repurchase of shares	—	—	—	—	0.06	—
Dilution effect of rights offering	—	—	(0.76)[g]	—	—	—
Net asset value, end of year	$9.43	$10.00	$10.11	$12.32	$12.91	$12.38
Market value, end of year[c]	$9.42	$9.59	$9.02	$11.83	$11.97	$11.34
Total return (based on net asset value per share)[d]	4.26%	9.33%	(9.07)%	4.71%	12.02%	(5.44)%
Total return (based on market value per share)[d]	9.43%	18.34%	(14.86)%	7.08%	14.07%	(0.44)%
Ratios to average net assets applicable to common shares[h,i]
Expenses before waiver and payments by affiliates	1.86%	2.16%	1.73%	1.25%	1.35%	1.16%
Expenses net of waiver and payments by affiliates[e]	1.85%	2.15%	1.71%	1.23%	1.32%	1.16%[j]
Net investment income	5.51%	5.15%	4.97%	5.04%	4.83%	5.52%
Supplemental data
Net assets, end of year (000’s)	$284,199	$301,452	$304,804	$278,489	$291,875	$332,132
Portfolio turnover rate	106.46%	113.49%	198.44%	168.28%	265.00%	270.16%
Portfolio turnover rate excluding mortgage dollar rolls[f]	60.46%	57.50%	63.84%	46.49%	93.00%	81.78%
Total credit facility and other financial leverage outstanding at end of year (000’s)	$111,505	$107,117	$90,000[k]	$—	$—	$—
Asset coverage per preferred share	$—	$—	$—[l]	$72,311	$74,809	$75,991
Liquidation preference per preferred share	$—	$—	$—[l]	$25,000	$25,000	$25,000
Asset coverage per $1,000 of debt	$3,549	$3,814	$4,387[k]	$—	$—	$—

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL HIGHLIGHTS

*	Not covered by the report of independent registered public accounting firm.
#	For the period April 1, 2017 to December 31, 2017.
[a]	Based on average daily shares outstanding.
[b]	Represents the impact of Fund’s rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
[c]	Based on the last sale on the NYSE American.
[d]	The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund’s net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	See Note 1(d) regarding mortgage dollar rolls.
[g]	Represents the impact of Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
[h]	Based on income and expenses applicable to both common and preferred shares.
[i]	Ratios are annualized for periods less than one year.
[j]	Benefit of waiver and payments by affiliates rounds to less than 0.01%.
[k]	Effective August 15, 2018, the Fund began participating in a credit facility.
[l]	Effective August 15, 2018, the Fund’s preferred shares were liquidated.

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FRANKLIN LIMITED DURATION INCOME TRUST

Financial Highlights

Senior Securities Table

The Fund engaged in senior securities during the prior ten years as follows:

Year Ended	Total Amount Outstanding(1)	Asset Coverage per $1,000(2)	Involuntary Liquidation Preference(3)	Average Market Value Outstanding(4)
Reverse Repurchase Agreement
December 31, 2024	$10,362,788	$3,600	$10,494,333	N/A
December 31, 2023	$12,151,954	$3,647	$12,335,804	N/A
December 31, 2022	$34,090,177	$3,437	$34,456,370	N/A
December 31, 2021	$33,358,605	$3,324	$33,448,122	N/A
(5)December 31, 2020	$18,504,585	$3,549	$18,523,129	N/A
(5)December 31, 2019	$17,117,190	$3,814	$17,169,028	N/A

Credit Facility
December 31, 2025	$97,500,000	$3,745	$97,879,546	$97,500,000
December 31, 2024	$97,500,000	$3,600	$97,942,894	$97,500,000
December 31, 2023	$97,500,000	$3,647	$98,013,825	$86,460,576
December 31, 2022	$83,000,000	$3,437	$83,403,086	$83,008,795
December 31, 2021	$83,000,000	$3,324	$83,079,041	$86,629,314
(5)December 31, 2020	$93,000,000	$3,549	$93,090,704	$92,029,719
(5)December 31, 2019	$90,000,000	$3,814	$90,218,042	$90,127,217
(5)December 31, 2018	$90,000,000	$4,387	$90,267,083	$33,334,190

Year Ended(5)	Total Preferred Shares Outstanding	Asset Coverage per Preferred Share	Involuntary Liquidation Preference Per Preferred Share	Average Market Value Per Preferred Share(6)
Preferred Shares Series M
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
Preferred Shares Series W
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
Preferred Shares Series F
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A

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FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL HIGHLIGHTS

Senior Securities Table (continued)

(1) Total amount of each class of senior securities outstanding at the end of the period presented.

(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”

(3) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer represents the total amount outstanding and any unpaid interest at the end of the period presented.

(4) Average market value outstanding represents the average of the daily amount outstanding including any unpaid interest during the period presented.

(5) Not covered by the report of independent registered public accounting firm.

(6) Average market value per preferred share for the Preferred Shares Series M, Preferred Shares Series W and Preferred Shares Series F is not applicable because these senior securities were not registered for public trading.

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FRANKLIN LIMITED DURATION INCOME TRUST

Schedule of Investments, December 31, 2025

		Country	Shares	Value
	Common Stocks 0.3%
	Diversified Telecommunication Services 0.1%
[a]	Altice France SA	France	17,562	$316,291
	Hotels, Restaurants & Leisure 0.0%†
[a]	24 Hour Fitness Worldwide, Inc.	United States	159,925	5,917
	Metals & Mining 0.0%†
[a]	Petra Diamonds Ltd.	South Africa	331,401	75,941
	Oil, Gas & Consumable Fuels 0.1%
[a]	Amplify Energy Corp.	United States	281	1,284
	Birch Permian Holdings, Inc.	United States	20,307	100,682
	California Resources Corp.	United States	72	3,219
				105,185
	Pharmaceuticals 0.1%
[a]	Keenova Therapeutics plc	United States	3,008	269,066
[a]	Par Health, Inc.	United States	3,008	28,200
				297,266
	Software 0.0%†
[a,b]	DSG Topco, Inc.	United States	1,755	4,826
	Total Common Stocks (Cost $2,595,997)			805,426
			Rights
	Rights 0.0%†
	Diversified Telecommunication Services 0.0%†
[a]	Altice France SA, 2/20/49	France	1,671	27,738
	Total Rights (Cost $–)			27,738
			Warrants
	Warrants 0.0%
	Metals & Mining 0.0%
[a,b]	Petra Diamonds Ltd., 2/20/49	South Africa	187,787	—
	Total Warrants (Cost $–)			—
			Principal Amount*
	Corporate Bonds 58.7%
	Aerospace & Defense 1.1%
[c]	ATI, Inc., Senior Note, 7.25%, 8/15/30	United States	700,000	739,947
[d]	Axon Enterprise, Inc., Senior Note, 144A, 6.25%, 3/15/33	United States	250,000	261,123
[d]	Bombardier, Inc., Senior Note, 144A, 7%, 6/01/32	Canada	85,000	89,921
[d]	Efesto Bidco SpA Efesto US LLC, XR, Senior Secured Note, 144A, 7.5%, 2/15/32	Italy	1,050,000	1,063,120
[d]	TransDigm, Inc.,
	Senior Secured Note, 144A, 6%, 1/15/33	United States	170,000	174,127
	Senior Sub. Note, 144A, 6.75%, 1/31/34	United States	520,000	542,006
				2,870,244
	Automobile Components 1.5%
[c,d]	Adient Global Holdings Ltd., Senior Note, 144A, 8.25%, 4/15/31	United States	600,000	631,253
[d]	American Axle & Manufacturing, Inc., Senior Secured Note, 144A, 6.375%, 10/15/32	United States	300,000	305,679
[d]	Clarios Global LP / Clarios US Finance Co., Senior Note, 144A, 6.75%, 9/15/32	United States	310,000	321,652

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	13

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Automobile Components (continued)
[c,d]	Dornoch Debt Merger Sub, Inc., Senior Note, 144A, 6.625%, 10/15/29	United States	1,750,000	$1,517,220
[d]	Forvia SE, Senior Note, 144A, 6.75%, 9/15/33	France	355,000	366,784
[d,e]	IHO Verwaltungs GmbH,
	Senior Secured Note, 144A, PIK, 7.75%, 11/15/30	Germany	400,000	420,624
	Senior Secured Note, 144A, PIK, 8%, 11/15/32	Germany	400,000	422,896
				3,986,108
	Automobiles 0.4%
[d]	Jaguar Land Rover Automotive plc, Senior Note, 144A, 5.5%, 7/15/29	United Kingdom	500,000	500,265
[d]	Nissan Motor Co. Ltd., Senior Bond, 144A, 8.125%, 7/17/35	Japan	565,000	600,890
				1,101,155
	Biotechnology 0.9%
[d]	Emergent BioSolutions, Inc., Senior Note, 144A, 3.875%, 8/15/28	United States	900,000	812,169
[d]	Genmab A/S / Genmab Finance LLC,
	Senior Note, 144A, 7.25%, 12/15/33	Denmark	480,000	504,601
	Senior Secured Note, 144A, 6.25%, 12/15/32	Denmark	480,000	492,260
[d]	Grifols SA, Senior Note, 144A, 4.75%, 10/15/28	Spain	600,000	593,004
				2,402,034
	Broadline Retail 0.5%
[d]	Wayfair LLC,
	Senior Secured Note, 144A, 7.25%, 10/31/29	United States	200,000	208,941
[c]	Senior Secured Note, 144A, 7.75%, 9/15/30	United States	800,000	855,129
	Senior Secured Note, 144A, 6.75%, 11/15/32	United States	315,000	324,214
				1,388,284
	Building Products 2.0%
[c,d]	Camelot Return Merger Sub, Inc., Senior Secured Note, 144A, 8.75%, 8/01/28	United States	500,000	387,868
[c,d]	Cornerstone Building Brands, Inc., Senior Note, 144A, 6.125%, 1/15/29	United States	1,000,000	506,438
[c,d]	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Senior Secured Note, 144A, 6.625%, 12/15/30	United States	600,000	625,657
[d]	JH North America Holdings, Inc.,
	Senior Secured Note, 144A, 5.875%, 1/31/31	United States	100,000	102,207
	Senior Secured Note, 144A, 6.125%, 7/31/32	United States	125,000	128,388
[d]	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, Senior Secured Note, 144A, 6.75%, 4/01/32	United States	500,000	512,908
[d]	Quikrete Holdings, Inc.,
	Senior Note, 144A, 6.75%, 3/01/33	United States	150,000	156,747
	Senior Secured Note, 144A, 6.375%, 3/01/32	United States	300,000	312,461
[c,d]	Smyrna Ready Mix Concrete LLC, Senior Secured Note, 144A, 8.875%, 11/15/31	United States	1,200,000	1,284,441
[d]	Standard Building Solutions, Inc.,
[c]	Senior Note, 144A, 6.5%, 8/15/32	United States	900,000	927,221
	Senior Note, 144A, 6.25%, 8/01/33	United States	330,000	337,294
				5,281,630
	Capital Markets 0.9%
[d]	Jane Street Group / JSG Finance, Inc.,
[c]	Senior Secured Note, 144A, 4.5%, 11/15/29	United States	500,000	494,518
	Senior Secured Note, 144A, 6.125%, 11/01/32	United States	500,000	509,115
	Senior Secured Note, 144A, 6.75%, 5/01/33	United States	600,000	626,674
[d]	Stonex Escrow Issuer LLC, Secured Note, 144A, 6.875%, 7/15/32	United States	285,000	295,806

14	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Capital Markets (continued)
[c,d]	StoneX Group, Inc., Secured Note, 144A, 7.875%, 3/01/31	United States	500,000	$533,150
				2,459,263
	Chemicals 1.9%
[d,e]	Advancion Sciences, Inc., Senior Note, 144A, PIK, 9.25%, 11/01/26	United States	255,256	219,343
[b,d,e,f]	Anagram Holdings LLC / Anagram International, Inc., Secured Note, 144A, PIK, 10%, 8/15/26	United States	166,428	—
[d,f]	Braskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32	Mexico	300,000	174,187
[c]	Celanese US Holdings LLC, Senior Note, 6.83%, 7/15/29	United States	1,000,000	1,049,876
[d]	Cerdia Finanz GmbH, Senior Secured Note, 144A, 9.375%, 10/03/31	Germany	500,000	519,375
[c,d]	Element Solutions, Inc., Senior Note, 144A, 3.875%, 9/01/28	United States	200,000	195,624
	FMC Corp., Sub. Bond, 8.45% to 10/31/30, FRN thereafter, 11/01/55	United States	300,000	237,699
[d,e]	GPD Cos., Inc., Senior Secured Note, 144A, PIK, 12.5%, 12/31/29	United States	1,002,267	516,001
[c,d]	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., Senior Note, 144A, 9%, 7/01/28	United States	216,000	217,416
[c,d]	Rain Carbon, Inc., Senior Secured Note, 144A, 12.25%, 9/01/29	United States	1,200,000	1,251,103
[d]	Solstice Advanced Materials, Inc., Senior Note, 144A, 5.625%, 9/30/33	United States	625,000	630,884
				5,011,508
	Commercial Services & Supplies 1.5%
[c,d]	Allied Universal Holdco LLC, Senior Secured Note, 144A, 7.875%, 2/15/31	United States	550,000	579,961
[d]	Prime Security Services Borrower LLC / Prime Finance, Inc., Senior Secured Note, 144A, 3.375%, 8/31/27	United States	240,000	235,565
[c,d]	RR Donnelley & Sons Co., Senior Secured Note, 144A, 9.5%, 8/01/29	United States	1,125,000	1,163,526
[d]	Veritiv Operating Co., Senior Secured Note, 144A, 10.5%, 11/30/30	United States	225,000	242,204
[c,d]	VM Consolidated, Inc., Senior Note, 144A, 5.5%, 4/15/29	United States	800,000	801,064
[d]	Waste Pro USA, Inc., Senior Note, 144A, 7%, 2/01/33	United States	200,000	206,363
[c,d]	Wrangler Holdco Corp., Senior Note, 144A, 6.625%, 4/01/32	Canada	700,000	735,541
				3,964,224
	Communications Equipment 0.2%
[d]	Viasat, Inc., Senior Note, 144A, 7.5%, 5/30/31	United States	525,000	499,824
	Construction & Engineering 0.1%
[d]	Arcosa, Inc.,
[c]	Senior Note, 144A, 4.375%, 4/15/29	United States	300,000	295,560
	Senior Note, 144A, 6.875%, 8/15/32	United States	100,000	105,800
				401,360
	Consumer Finance 1.7%
[d]	Encore Capital Group, Inc.,
	Senior Secured Note, 144A, 9.25%, 4/01/29	United States	600,000	633,000
	Senior Secured Note, 144A, 8.5%, 5/15/30	United States	400,000	430,470
[c,d]	FirstCash, Inc., Senior Note, 144A, 6.875%, 3/01/32	United States	1,100,000	1,145,597
[d]	Macquarie Airfinance Holdings Ltd., Senior Note, 144A, 6.5%, 3/26/31	United Kingdom	200,000	214,313
	OneMain Finance Corp.,
	Senior Bond, 5.375%, 11/15/29	United States	500,000	500,608

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	15

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Finance (continued)
	OneMain Finance Corp., (continued)
	Senior Note, 6.5%, 3/15/33	United States	290,000	$293,517
[c,d]	PROG Holdings, Inc., Senior Note, 144A, 6%, 11/15/29	United States	1,400,000	1,387,372
				4,604,877
	Consumer Staples Distribution & Retail 0.3%
[c,d]	US Foods, Inc., Senior Note, 144A, 6.875%, 9/15/28	United States	700,000	725,010
	Containers & Packaging 1.7%
[c,d]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, Senior Note, 144A, 4%, 9/01/29	United States	1,500,000	1,413,369
[c,d]	Clydesdale Acquisition Holdings, Inc., Senior Secured Note, 144A, 6.75%, 4/15/32	United States	1,000,000	1,028,944
[c,d]	Mauser Packaging Solutions Holding Co., Secured Note, 144A, 9.25%, 4/15/30	United States	1,500,000	1,447,500
[c,d]	Toucan FinCo Ltd. / Toucan FinCo Can, Inc., / Toucan FinCo US LLC, Senior Secured Note, 144A, 9.5%, 5/15/30	Canada	750,000	749,652
				4,639,465
	Distributors 0.3%
[d]	Gates Corp., Senior Note, 144A, 6.875%, 7/01/29	United States	400,000	415,892
[d]	RB Global Holdings, Inc., Senior Note, 144A, 7.75%, 3/15/31	Canada	425,000	444,854
				860,746
	Diversified Consumer Services 0.5%
	Grand Canyon University, Secured Note, 5.125%, 10/01/28	United States	1,300,000	1,292,982
	Diversified REITs 0.8%
[d]	Global Net Lease, Inc., Senior Note, 144A, 4.5%, 9/30/28	United States	900,000	885,396
[c,d]	Global Net Lease, Inc., / Global Net Lease Operating Partnership LP, Senior Note, 144A, 3.75%, 12/15/27	United States	670,000	652,911
[c,d]	VICI Properties LP / VICI Note Co., Inc., Senior Note, 144A, 3.75%, 2/15/27	United States	700,000	695,711
				2,234,018
	Diversified Telecommunication Services 1.1%
[d]	APLD ComputeCo LLC, Senior Secured Note, 144A, 9.25%, 12/15/30	United States	1,025,000	1,006,217
[c,d]	CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 144A, 6.375%, 9/01/29	United States	1,000,000	1,014,251
[d]	Cipher Compute LLC, Senior Secured Note, 144A, 7.125%, 11/15/30	United States	385,000	392,597
[d]	WULF Compute LLC, Senior Secured Note, 144A, 7.75%, 10/15/30	United States	560,000	577,365
				2,990,430
	Electric Utilities 1.4%
[d]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, Senior Note, 144A, 6.375%, 2/15/32	United Kingdom	1,275,000	1,279,863
[d]	NRG Energy, Inc.,
	Senior Bond, 144A, 6%, 1/15/36	United States	665,000	674,156
[c]	Senior Note, 144A, 5.75%, 7/15/29	United States	800,000	800,084
[d]	Vistra Operations Co. LLC,
	Senior Note, 144A, 4.375%, 5/01/29	United States	400,000	395,176
[c]	Senior Note, 144A, 7.75%, 10/15/31	United States	100,000	105,964

16	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Electric Utilities (continued)
[d]	Vistra Operations Co. LLC, (continued)
	Senior Note, 144A, 6.875%, 4/15/32	United States	600,000	$632,334
				3,887,577
	Electrical Equipment 0.5%
[c,d]	Vertiv Group Corp., Senior Secured Note, 144A, 4.125%, 11/15/28	United States	1,300,000	1,284,790

	Electronic Equipment, Instruments & Components 0.4%
[c,d]	TTM Technologies, Inc., Senior Note, 144A, 4%, 3/01/29	United States	1,000,000	980,476
	Energy Equipment & Services 1.8%
[d]	Borr IHC Ltd. / Borr Finance LLC, Senior Secured Note, 144A, 10.375%, 11/15/30	Mexico	220,311	219,917
[d]	Kodiak Gas Services LLC,
	Senior Bond, 144A, 6.75%, 10/01/35	United States	130,000	133,728
[c]	Senior Note, 144A, 7.25%, 2/15/29	United States	700,000	728,663
	Senior Note, 144A, 6.5%, 10/01/33	United States	225,000	229,890
[d]	Nabors Industries, Inc., Senior Note, 144A, 8.875%, 8/15/31	United States	1,300,000	1,262,010
	Transocean International Ltd.,
	Senior Bond, 6.8%, 3/15/38	United States	600,000	516,400
[d]	Senior Note, 144A, 8.25%, 5/15/29	United States	100,000	100,853
[c,d]	Senior Secured Note, 144A, 8.75%, 2/15/30	United States	600,000	627,233
[d]	Senior Secured Note, 144A, 7.875%, 10/15/32	United States	90,000	94,422
[d]	Transocean Titan Financing Ltd., Senior Secured Note, 144A, 8.375%, 2/01/28	United States	80,952	82,732
[d]	Weatherford International Ltd.,
[c]	Senior Note, 144A, 8.625%, 4/30/30	United States	256,000	262,579
	Senior Note, 144A, 6.75%, 10/15/33	United States	540,000	553,307
				4,811,734
	Entertainment 0.7%
[c,d]	Banijay Entertainment SAS, Senior Secured Note, 144A, 8.125%, 5/01/29	France	1,100,000	1,146,630
	Warnermedia Holdings, Inc.,
	Senior Bond, 5.05%, 3/15/42	United States	350,000	247,187
	Senior Note, 4.054%, 3/15/29	United States	520,000	505,903
				1,899,720
	Financial Services 3.5%
[d]	CrossCountry Intermediate HoldCo LLC,
	Senior Note, 144A, 6.5%, 10/01/30	United States	430,000	439,136
	Senior Note, 144A, 6.75%, 12/01/32	United States	625,000	638,257
[d]	Freedom Mortgage Holdings LLC,
[c]	Senior Note, 144A, 9.25%, 2/01/29	United States	300,000	314,813
	Senior Note, 144A, 6.875%, 5/01/31	United States	300,000	300,342
	Senior Note, 144A, 8.375%, 4/01/32	United States	650,000	684,736
	Senior Note, 144A, 7.875%, 4/01/33	United States	325,000	336,807
[c,d]	GGAM Finance Ltd., Senior Note, 144A, 8%, 6/15/28	Ireland	700,000	741,775
[d]	Jefferson Capital Holdings LLC,
	Senior Note, 144A, 6%, 8/15/26	United States	500,000	500,390
	Senior Note, 144A, 9.5%, 2/15/29	United States	1,400,000	1,476,822
[d]	Osaic Holdings, Inc., Senior Note, 144A, 8%, 8/01/33	United States	215,000	224,779
[c,d]	PHH Escrow Issuer LLC / PHH Corp., Senior Note, 144A, 9.875%, 11/01/29	United States	1,800,000	1,869,408
[d]	PRA Group, Inc.,
[c]	Senior Note, 144A, 8.375%, 2/01/28	United States	600,000	615,306

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	17

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Financial Services (continued)
[d]	PRA Group, Inc., (continued)
[c]	Senior Note, 144A, 5%, 10/01/29	United States	300,000	$282,371
	Senior Note, 144A, 8.875%, 1/31/30	United States	400,000	415,484
[d]	Rocket Cos., Inc., Senior Note, 144A, 6.375%, 8/01/33	United States	400,000	417,548
				9,257,974
	Food Products 0.4%
[c]	B&G Foods, Inc., Senior Note, 5.25%, 9/15/27	United States	400,000	392,067
[d,e]	Chobani Holdco II LLC, Senior Note, 144A, PIK, 8.75%, 10/01/29	United States	109,144	114,123
[d]	Chobani LLC / Chobani Finance Corp., Inc., Senior Note, 144A, 7.625%, 7/01/29	United States	200,000	208,874
[d]	Froneri Lux FinCo SARL, Senior Secured Note, 144A, 6%, 8/01/32	United Kingdom	465,000	471,754
				1,186,818
	Ground Transportation 0.4%
[c,d]	First Student Bidco, Inc., / First Transit Parent, Inc., Senior Secured Note, 144A, 4%, 7/31/29	United States	400,000	390,178
[d]	Watco Cos. LLC / Watco Finance Corp., Senior Note, 144A, 7.125%, 8/01/32	United States	660,000	691,592
				1,081,770
	Health Care Equipment & Supplies 0.5%
[c,d]	Bausch + Lomb Corp., Senior Secured Note, 144A, 8.375%, 10/01/28	United States	600,000	627,000
[d]	Insulet Corp., Senior Note, 144A, 6.5%, 4/01/33	United States	100,000	104,622
[c,d]	Medline Borrower LP, Senior Note, 144A, 5.25%, 10/01/29	United States	500,000	502,998
				1,234,620
	Health Care Providers & Services 2.4%
[d]	CHS/Community Health Systems, Inc., 144A, 10.75%, 6/15/33	United States	500,000	537,487
	Secured Note, 144A, 6.125%, 4/01/30	United States	500,000	401,072
c	Senior Secured Note, 144A, 10.875%, 1/15/32	United States	450,000	491,711
	Senior Secured Note, 144A, 9.75%, 1/15/34	United States	400,000	420,631
[d]	DaVita, Inc.,
[c]	Senior Note, 144A, 4.625%, 6/01/30	United States	1,200,000	1,167,678
	Senior Note, 144A, 6.875%, 9/01/32	United States	200,000	208,313
[c,d]	Kedrion SpA, Senior Secured Note, 144A, 6.5%, 9/01/29	Italy	1,500,000	1,479,052
[d]	MPH Acquisition Holdings LLC,
	Senior Secured Note, 144A, 5.75%, 12/31/30	United States	90,027	79,071
e	Senior Secured Note, 144A, PIK, 11.5%, 12/31/30	United States	141,230	146,450
e	Senior Secured Note, 144A, PIK, 6.75%, 3/31/31	United States	775,080	666,965
[c]	Tenet Healthcare Corp., Senior Secured Note, 6.125%, 6/15/30	United States	700,000	717,180
				6,315,610
	Health Care REITs 0.8%
[d]	Diversified Healthcare Trust, Senior Secured Note, 144A, 7.25%, 10/15/30	United States	1,190,000	1,218,248
[d]	MPT Operating Partnership LP / MPT Finance Corp., Senior Secured Note, 144A, 8.5%, 2/15/32	United States	750,000	801,509
				2,019,757
	Health Care Technology 0.4%
[d]	IQVIA, Inc., Senior Note, 144A, 6.25%, 6/01/32	United States	925,000	967,706

18	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Hotel & Resort REITs 0.6%
[d]	Pebblebrook Hotel LP / PEB Finance Corp., Senior Note, 144A, 6.375%, 10/15/29	United States	200,000	$205,447
[d]	RHP Hotel Properties LP / RHP Finance Corp.,
[c]	Senior Note, 144A, 7.25%, 7/15/28	United States	300,000	309,559
[c]	Senior Note, 144A, 6.5%, 4/01/32	United States	700,000	726,439
	Senior Note, 144A, 6.5%, 6/15/33	United States	275,000	286,981
				1,528,426
	Hotels, Restaurants & Leisure 3.5%
[d]	Allwyn Entertainment Financing UK plc, Senior Secured Note, 144A, 7.875%, 4/30/29	Switzerland	800,000	833,102
[d]	Carnival Corp., Senior Note, 144A, 5.75%, 8/01/32	United States	835,000	857,988
[c,d]	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Senior Note, 144A, 6.75%, 1/15/30	United States	1,300,000	1,236,950
[d]	Great Canadian Gaming Corp. / Raptor LLC, Senior Secured Note, 144A, 8.75%, 11/15/29	Canada	900,000	909,742
[d]	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, Senior Secured Note, 144A, 8.25%, 4/15/30	United States	650,000	679,284
[d]	NCL Corp. Ltd.,
	Senior Note, 144A, 6.75%, 2/01/32	United States	500,000	512,269
	Senior Note, 144A, 6.25%, 9/15/33	United States	480,000	480,023
[d]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., Senior Secured Note, 144A, 6.25%, 10/15/30	United States	275,000	280,830
[d]	Royal Caribbean Cruises Ltd.,
	Senior Note, 144A, 6.25%, 3/15/32	United States	300,000	310,534
	Senior Note, 144A, 6%, 2/01/33	United States	400,000	411,138
[c,d]	Station Casinos LLC, Senior Note, 144A, 4.5%, 2/15/28	United States	200,000	198,466
[d]	Viking Cruises Ltd.,
[c]	Senior Note, 144A, 7%, 2/15/29	United States	600,000	605,622
	Senior Note, 144A, 5.875%, 10/15/33	United States	520,000	528,296
[c,d]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Senior Note, 144A, 7.125%, 2/15/31	United States	1,500,000	1,624,054
				9,468,298
	Household Durables 1.8%
[d]	Ashton Woods USA LLC / Ashton Woods Finance Co.,
[c]	Senior Note, 144A, 4.625%, 4/01/30	United States	1,000,000	959,624
	Senior Note, 144A, 6.875%, 8/01/33	United States	355,000	355,580
[c,d]	Dream Finders Homes, Inc., Senior Note, 144A, 8.25%, 8/15/28	United States	500,000	516,487
[d]	K. Hovnanian Enterprises, Inc.,
	Senior Note, 144A, 8%, 4/01/31	United States	150,000	153,206
	Senior Note, 144A, 8.375%, 10/01/33	United States	225,000	228,838
[c,d]	LGI Homes, Inc., Senior Note, 144A, 8.75%, 12/15/28	United States	800,000	834,954
	Newell Brands, Inc.,
	Senior Note, 6.375%, 5/15/30	United States	75,000	73,340
	Senior Note, 6.625%, 5/15/32	United States	50,000	48,577
[d]	Senior Note, 144A, 8.5%, 6/01/28	United States	300,000	314,954
[d]	Weekley Homes LLC / Weekley Finance Corp.,
c	Senior Note, 144A, 4.875%, 9/15/28	United States	800,000	789,588
	Senior Note, 144A, 6.75%, 1/15/34	United States	605,000	613,337
				4,888,485
	Household Products 0.1%
[d]	Energizer Holdings, Inc., Senior Note, 144A, 4.375%, 3/31/29	United States	200,000	191,322

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	19

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Independent Power and Renewable Electricity Producers 1.1%
[c,d]	Clearway Energy Operating LLC,
	Senior Bond, 144A, 3.75%, 1/15/32	United States	400,000	$365,511
	Senior Note, 144A, 4.75%, 3/15/28	United States	300,000	300,449
	Senior Note, 144A, 3.75%, 2/15/31	United States	200,000	187,544
[c,d]	Leeward Renewable Energy Operations LLC, Senior Note, 144A, 4.25%, 7/01/29	United States	1,000,000	956,532
[d]	Talen Energy Supply LLC,
	Senior Bond, 144A, 6.5%, 2/01/36	United States	590,000	610,482
	Senior Note, 144A, 6.25%, 2/01/34	United States	590,000	602,026
				3,022,544
	Insurance 0.6%
[c,d]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
	Senior Note, 144A, 6.75%, 10/15/27	United States	400,000	404,211
	Senior Secured Note, 144A, 7%, 1/15/31	United States	500,000	519,083
[d]	Asurion LLC and Asurion Co-Issuer, Inc., Senior Secured Note, 144A, 8%, 12/31/32	United States	550,000	570,970
				1,494,264
	IT Services 0.8%
[d]	Cogent Communications Group LLC / Cogent Finance, Inc.,
[c]	Senior Note, 144A, 7%, 6/15/27	United States	700,000	702,038
	Senior Secured Note, 144A, 6.5%, 7/01/32	United States	975,000	913,046
[d]	Fortress Intermediate 3, Inc., Senior Secured Note, 144A, 7.5%, 6/01/31	United States	600,000	626,814
				2,241,898
	Machinery 1.3%
[c,d]	ATS Corp., Senior Note, 144A, 4.125%, 12/15/28	Canada	1,300,000	1,273,289
[c,d]	Calderys Financing LLC, Senior Secured Note, 144A, 11.25%, 6/01/28	France	800,000	850,477
[c,d]	ESAB Corp., Senior Note, 144A, 6.25%, 4/15/29	United States	600,000	617,680
[c]	Hillenbrand, Inc., Senior Note, 6.25%, 2/15/29	United States	600,000	614,161
[d]	Terex Corp., Senior Note, 144A, 6.25%, 10/15/32	United States	170,000	174,540
				3,530,147
	Media 3.6%
[d]	Clear Channel Outdoor Holdings, Inc.,
[c]	Senior Note, 144A, 7.75%, 4/15/28	United States	300,000	300,442
[c]	Senior Note, 144A, 7.5%, 6/01/29	United States	900,000	894,470
	Senior Secured Note, 144A, 7.5%, 3/15/33	United States	1,500,000	1,585,682
[c,d]	CSC Holdings LLC,
	Senior Note, 144A, 11.25%, 5/15/28	United States	700,000	557,543
	Senior Note, 144A, 11.75%, 1/31/29	United States	500,000	371,786
[d]	Directv Financing LLC, Senior Secured Note, 144A, 8.875%, 2/01/30	United States	150,000	151,957
[c,d]	Directv Financing LLC / Directv Financing Co-Obligor, Inc., Senior Secured Note, 144A, 5.875%, 8/15/27	United States	82,000	82,527
[d]	EW Scripps Co. (The), Secured Note, 144A, 9.875%, 8/15/30	United States	750,000	749,601
[d]	Gray Media, Inc.,
	Secured Note, 144A, 9.625%, 7/15/32	United States	390,000	405,024
	Senior Bond, 144A, 5.375%, 11/15/31	United States	300,000	225,227
	Senior Secured Note, 144A, 7.25%, 8/15/33	United States	355,000	362,962
[c,d]	McGraw-Hill Education, Inc., Senior Secured Note, 144A, 7.375%, 9/01/31	United States	800,000	844,658
[d]	News Corp., Senior Note, 144A, 3.875%, 5/15/29	United States	1,200,000	1,164,623

20	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media (continued)
[d]	Outfront Media Capital LLC / Outfront Media Capital Corp., Senior Bond, 144A, 4.625%, 3/15/30	United States	75,000	$73,403
[c,d]	Sinclair Television Group, Inc., Senior Secured Note, 144A, 8.125%, 2/15/33	United States	800,000	836,096
[d]	Univision Communications, Inc., Senior Secured Note, 144A, 9.375%, 8/01/32	United States	275,000	295,770
[d]	VZ Secured Financing BV, Senior Secured Note, 144A, 7.5%, 1/15/33	Netherlands	695,000	704,770
				9,606,541
	Metals & Mining 1.7%
[d]	Cleveland-Cliffs, Inc.,
	Senior Note, 144A, 7%, 3/15/32	United States	340,000	348,925
	Senior Note, 144A, 7.625%, 1/15/34	United States	565,000	590,869
[d]	Commercial Metals Co.,
	Senior Bond, 144A, 6%, 12/15/35	United States	445,000	456,452
	Senior Note, 144A, 5.75%, 11/15/33	United States	225,000	230,200
[d]	Constellium SE,
[c]	Senior Note, 144A, 3.75%, 4/15/29	United States	600,000	579,857
	Senior Note, 144A, 6.375%, 8/15/32	United States	400,000	414,746
[d]	Mineral Resources Ltd., Senior Note, 144A, 7%, 4/01/31	Australia	295,000	307,893
[d]	Novelis Corp.,
	Senior Note, 144A, 6.875%, 1/30/30	United States	300,000	311,652
	Senior Note, 144A, 6.375%, 8/15/33	United States	745,000	755,856
[d]	Petra Diamonds US Treasury plc, Senior Secured Note, 144A, 9.75%, 3/08/30	South Africa	781,938	463,497
				4,459,947
	Mortgage Real Estate Investment Trusts (REITs) 0.7%
[c,d]	Apollo Commercial Real Estate Finance, Inc., Senior Secured Note, 144A, 4.625%, 6/15/29	United States	1,500,000	1,452,029
[d]	Starwood Property Trust, Inc., Senior Note, 144A, 5.75%, 1/15/31	United States	445,000	450,340
				1,902,369
	Oil, Gas & Consumable Fuels 4.9%
[c,d]	Antero Resources Corp., Senior Note, 144A, 7.625%, 2/01/29	United States	166,000	169,138
[c,d]	Calumet Specialty Products Partners LP / Calumet Finance Corp.,
	Senior Note, 144A, 8.125%, 1/15/27	United States	900,000	901,359
	Senior Secured Note, 144A, 9.25%, 7/15/29	United States	800,000	822,271
[d]	Coronado Finance Pty. Ltd., Senior Secured Note, 144A, 9.25%, 10/01/29	Australia	550,000	510,109
[d]	Crescent Energy Finance LLC,
	Senior Note, 144A, 7.375%, 1/15/33	United States	295,000	280,135
	Senior Note, 144A, 8.375%, 1/15/34	United States	800,000	795,160
[c,d]	Expand Energy Corp., Senior Note, 144A, 6.75%, 4/15/29	United States	500,000	502,975
[d]	Hess Midstream Operations LP, Senior Note, 144A, 6.5%, 6/01/29	United States	500,000	518,243
[d]	Hilcorp Energy I LP / Hilcorp Finance Co., Senior Note, 144A, 5.75%, 2/01/29	United States	500,000	495,691
[c,d]	Kinetik Holdings LP, Senior Note, 144A, 5.875%, 6/15/30	United States	600,000	605,742
[c,d]	Martin Midstream Partners LP / Martin Midstream Finance Corp., Secured Note, 144A, 11.5%, 2/15/28	United States	1,700,000	1,763,810
[b,d,f]	Murray Energy Corp., Secured Note, 144A, 12%, 4/15/24	United States	606,187	—
[c,d]	Northriver Midstream Finance LP, Senior Secured Note, 144A, 6.75%, 7/15/32	Canada	1,100,000	1,121,745
[d]	Sunoco LP, Senior Note, 144A, 7.25%, 5/01/32	United States	600,000	634,798
[c,d]	Venture Global Calcasieu Pass LLC, Senior Secured Bond, 144A, 4.125%, 8/15/31	United States	300,000	273,201

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	21

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels (continued)
[c,d]	Venture Global Calcasieu Pass LLC, (continued)
	Senior Secured Note, 144A, 3.875%, 8/15/29	United States	300,000	$281,457
[c,d]	Venture Global LNG, Inc.,
	Senior Secured Note, 144A, 8.125%, 6/01/28	United States	600,000	608,066
	Senior Secured Note, 144A, 9.5%, 2/01/29	United States	500,000	518,551
	Senior Secured Note, 144A, 8.375%, 6/01/31	United States	500,000	497,503
[d]	Venture Global Plaquemines LNG LLC,
	Senior Secured Bond, 144A, 7.75%, 5/01/35	United States	200,000	219,098
	Senior Secured Bond, 144A, 6.75%, 1/15/36	United States	485,000	497,009
	Senior Secured Note, 144A, 6.125%, 12/15/30	United States	45,000	45,852
	Senior Secured Note, 144A, 7.5%, 5/01/33	United States	200,000	216,211
	Senior Secured Note, 144A, 6.5%, 1/15/34	United States	290,000	297,177
	Senior Secured Note, 144A, 6.5%, 6/15/34	United States	45,000	46,002
[d]	Vital Energy, Inc., Senior Note, 144A, 7.875%, 4/15/32	United States	375,000	369,736
				12,991,039
	Paper & Forest Products 0.1%
[d]	Magnera Corp., Senior Secured Note, 144A, 4.75%, 11/15/29	United States	400,000	370,306
	Passenger Airlines 0.3%
[d]	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., Senior Secured Note, 144A, 5.5%, 4/20/26	United States	166,667	166,990
[d]	OneSky Flight LLC, Senior Note, 144A, 8.875%, 12/15/29	United States	250,000	267,714
[c,d]	United Airlines, Inc.,
	Senior Secured Note, 144A, 4.375%, 4/15/26	United States	100,000	99,935
	Senior Secured Note, 144A, 4.625%, 4/15/29	United States	300,000	298,910
				833,549
	Personal Care Products 0.6%
[c,d]	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, Senior Note, 144A, 6.625%, 7/15/30	United States	600,000	617,021
[c,d]	Opal Bidco SAS, Senior Secured Note, 144A, 6.5%, 3/31/32	France	950,000	973,673
				1,590,694
	Pharmaceuticals 0.1%
[d]	Endo Finance Holdings, Inc., Senior Secured Note, 144A, 8.5%, 4/15/31	United States	200,000	211,638
	Professional Services 0.2%
[d]	CACI International, Inc., Senior Note, 144A, 6.375%, 6/15/33	United States	425,000	440,270
	Real Estate Management & Development 0.5%
[c,d]	Forestar Group, Inc., Senior Note, 144A, 6.5%, 3/15/33	United States	1,200,000	1,224,804
	Semiconductors & Semiconductor Equipment 0.1%
[d]	Qnity Electronics, Inc.,
	Senior Note, 144A, 6.25%, 8/15/33	United States	140,000	145,292
	Senior Secured Note, 144A, 5.75%, 8/15/32	United States	240,000	245,687
				390,979
	Software 1.0%
[c,d]	Camelot Finance SA, Senior Secured Note, 144A, 4.5%, 11/01/26	United States	72,000	71,555
[d]	Gen Digital, Inc., Senior Note, 144A, 6.25%, 4/01/33	United States	250,000	258,860
[d]	McAfee Corp., Senior Note, 144A, 7.375%, 2/15/30	United States	1,300,000	1,135,085
[c,d]	Rocket Software, Inc., Senior Note, 144A, 6.5%, 2/15/29	United States	1,300,000	1,280,055
				2,745,555

22	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Specialized REITs 1.0%
[c,d]	Iron Mountain, Inc., Senior Note, 144A, 7%, 2/15/29	United States	1,000,000	$1,027,851
[d]	Millrose Properties, Inc.,
	Senior Note, 144A, 6.375%, 8/01/30	United States	1,125,000	1,151,853
	Senior Note, 144A, 6.25%, 9/15/32	United States	375,000	378,659
				2,558,363
	Specialty Retail 0.6%
[c,d]	Gap, Inc. (The), Senior Note, 144A, 3.625%, 10/01/29	United States	700,000	664,593
[d]	PetSmart LLC / PetSmart Finance Corp., Senior Secured Note, 144A, 7.5%, 9/15/32	United States	725,000	738,695
[d]	White Cap Supply Holdings LLC, Senior Note, 144A, 7.375%, 11/15/30	United States	320,000	332,244
				1,735,532
	Technology Hardware, Storage & Peripherals 0.2%
[d]	Seagate Data Storage Technology Pte. Ltd., Senior Note, 144A, 5.875%, 7/15/30	United States	550,000	567,664
	Textiles, Apparel & Luxury Goods 0.4%
[d,e]	Beach Acquisition Bidco LLC, Senior Note, 144A, PIK, 10%, 7/15/33	United States	720,000	758,786
[d]	Under Armour, Inc., Senior Note, 144A, 7.25%, 7/15/30	United States	250,000	250,867
				1,009,653
	Trading Companies & Distributors 1.1%
[d]	EquipmentShare.com, Inc.,
	Secured Note, 144A, 9%, 5/15/28	United States	655,000	681,482
	Secured Note, 144A, 8.625%, 5/15/32	United States	745,000	787,854
[c,d]	Herc Holdings, Inc., Senior Note, 144A, 6.625%, 6/15/29	United States	900,000	937,610
[d]	WESCO Distribution, Inc., Senior Note, 144A, 6.375%, 3/15/33	United States	625,000	652,943
				3,059,889
	Wireless Telecommunication Services 1.2%
[d]	Altice France Lux 3 / Altice Holdings 1, Senior Note, 144A, 10%, 1/15/33	Luxembourg	400,000	367,352
[c,d]	Connect Finco SARL / Connect US Finco LLC, Senior Secured Note, 144A, 9%, 9/15/29	United Kingdom	800,000	849,591
[b,g]	Digicel Group Holdings Ltd., 29.426%, 11/17/33	Bermuda	35,583	1,126
[c,d]	Iliad Holding SAS, Senior Secured Note, 144A, 7%, 4/15/32	France	925,000	954,510
[d]	Zegona Finance plc, Senior Secured Note, 144A, 8.625%, 7/15/29	United Kingdom	1,100,000	1,170,094
				3,342,673
	Total Corporate Bonds (Cost $156,486,781)			157,048,563
[h]	Senior Floating Rate Interests 37.1%
[i]	Aerospace & Defense 0.3%
	Signia Aerospace LLC, First Lien, CME Term Loan, 6.571%, (3-month SOFR + 2.75%), 12/11/31	United States	279,471	280,849
	Vertex Aerospace Services Corp., First Lien, 2024 CME Term Loan, 5.966%, (1-month SOFR + 2.25%), 12/06/30	United States	534,380	538,140
				818,989
[i]	Air Freight & Logistics 0.3%
	Clue Opco LLC, First Lien, CME Term Loan, B, 8.338%, (3-month SOFR + 4.5%), 12/19/30	United States	382,484	380,596

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	23

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Air Freight & Logistics (continued)
	Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%, (3-month SOFR + 3%), 3/18/30	United States	495,304	$497,402
				877,998
[i]	Automobile Components 0.7%
	Adient US LLC, First Lien, CME Term Loan, B2, 5.966%, (1-month SOFR + 2.25%), 1/31/31	United States	466,348	468,768
[j]	American Axle & Manufacturing, Inc., First Lien, Incremental CME Term Loan, C, 7.408%, (12-month SOFR + 3.25%), 2/24/32	United States	283,582	284,172
	Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term Loan, 6.466%, (1-month SOFR + 2.75%), 1/28/32	United States	229,386	230,855
	DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan, 7.966%, (1-month SOFR + 4.25%), 10/04/28	United States	232,105	231,061
	DexKo Global, Inc., First Lien, Closing Date Dollar CME Term Loan, 7.581%, (1-month SOFR + 3.75%), 10/04/28	United States	462,740	460,281
[e]	First Brands Group LLC, First Lien, 2021 CME Term Loan, PIK, 10.987%, (1-month SOFR + 7%), 3/30/27	United States	826,846	4,457
	First Brands Group LLC, First Lien, 2022-II Incremental CME Term Loan, 10.987%, (1-month SOFR + 7%), 3/30/27	United States	836,103	4,507
[e]	First Brands Group LLC, First Lien, DIP Roll Up CME Term Loan, CME Term Loan, PIK, 10.843%, (1-month SOFR + 7%), 6/29/26	United States	780,989	13,667
[e]	First Brands Group LLC, First Lien, USD Debtor-In-Possession New Money CME Term Loan, PIK, 5.393%, (1-month SOFR + 1.55%), 6/29/26	United States	669,050	127,583
	Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME Term Loan, 7.322%, (3-month SOFR + 3.5%), 2/13/30	United States	22,556	22,655
				1,848,006
	Automobiles 0.4%
[i]	American Trailer World Corp., First Lien, CME Term Loan, B, 7.566%, (1-month SOFR + 3.75%), 3/03/28	United States	1,135,380	1,013,917
	Beverages 0.2%
[i]	Primo Brands Corp., First Lien, 2025 Refinancing CME Term Loan, 6.252%, (3-month SOFR + 2.25%), 3/31/28	United States	550,705	552,910
	Biotechnology 0.0%†
[i]	Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%, (3-month SOFR + 3%), 12/13/32	Denmark	74,361	74,802
[i]	Broadline Retail 0.2%
	Knot Worldwide, Inc. (The), First Lien, Amendment No. 5 CME Term Loan, 7.466%, (1-month SOFR + 3.75%), 1/31/28	United States	384,152	323,168
	Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.172%, (3-month SOFR + 2.5%), 7/01/31	Netherlands	338,173	340,039
				663,207
[i]	Building Products 0.3%
	Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental CME Term Loan, 6.466%, (1-month SOFR + 2.75%), 9/08/32	United States	122,193	122,588
	Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C, 8.25%, (1-month SOFR + 4.5%), 5/15/31	United States	597,911	427,007
[j]	Groundworks LLC, First Lien, Initial CME Term Loan, 6.732%, (1-month SOFR + 3%), 3/14/31	United States	131,868	132,692
	MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term Loan, 6.466%, (1-month SOFR + 2.75%), 3/28/31	United States	103,224	103,450

24	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Building Products (continued)
	Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term Loan, 6.916%, (1-month SOFR + 3%), 3/30/29	United States	55,923	$56,343
				842,080
[i]	Capital Markets 1.4%
	Aretec Group, Inc., First Lien, CME Term Loan, B4, 6.716%, (1-month SOFR + 3%), 8/09/30	United States	740,254	744,022
	Ascensus Holdings, Inc., First Lien, 2024 CME Term Loan, B, 6.716%, (1-month SOFR + 3%), 11/25/32	United States	800,282	800,442
	Citadel Securities Global Holdings LLC, First Lien, 2024 CME Term Loan, 5.672%, (3-month SOFR + 2%), 10/31/31	United States	310,525	312,506
	Edelman Financial Engines Center LLC (The), First Lien, Initial CME Term Loan, 6.716%, (1-month SOFR + 3%), 4/07/28	United States	958,996	965,163
	GTCR Everest Borrower LLC, First Lien, 2025 CME Term Loan, 6.422%, (3-month SOFR + 2.75%), 9/05/31	United States	157,616	158,382
	Jane Street Group LLC, First Lien, Extended CME Term Loan, 5.822%, (3-month SOFR + 2%), 12/15/31	United States	523,807	522,005
	Nexus Buyer LLC, First Lien, Amendment No. 10 CME Term Loan, 7.716%, (1-month SOFR + 4%), 7/31/31	United States	140,776	139,926
				3,642,446
[i]	Chemicals 1.8%
	A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 6.466%, (1-month SOFR + 2.75%), 9/09/31	United States	105,589	106,150
	Hexion Holdings Corp., Second Lien, Initial CME Term Loan, 11.254%, (1-month SOFR + 7.438%), 3/15/30	United States	98,495	95,849
	INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan, 6.966%, (1-month SOFR + 3.25%), 2/18/30	Luxembourg	312,840	254,672
	INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1, 8.066%, (1-month SOFR + 4.25%), 4/02/29	United States	899,568	638,693
	Lummus Technology Holdings V LLC, First Lien, Amendment No. 4 Refinancing CME Term Loan, B, 6.216%, (1-month SOFR + 2.5%), 12/31/29	United States	895,048	896,887
	Nouryon Finance BV, First Lien, November 2024 Dollar CME Term Loan, B1, 7.036%, (3-month SOFR + 3.25%), 4/03/28	Netherlands	483,828	484,837
	Nouryon Finance BV, First Lien, November 2024 Dollar CME Term Loan, B2, 7.162%, (3-month SOFR + 3.25%), 4/03/28	Netherlands	268,001	268,587
	SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1, 6.522%, (3-month SOFR + 2.75%), 1/31/29	United States	1,359,945	1,364,269
	Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan, 8.327%, (3-month SOFR + 4.25%), 4/23/29	United States	1,161,000	650,485
				4,760,429
[i]	Commercial Services & Supplies 1.4%
	Allied Universal Holdco LLC, First Lien, Amendment No. 7 Replacement USD CME Term Loan, 6.966%, (1-month SOFR + 3.25%), 8/20/32	United States	877,077	882,695
	Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%, (6-month SOFR + 2.5%), 6/21/28	United States	972,395	978,191
	Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B, 9.012%, (3-month SOFR + 5%), 4/11/29	United States	304,147	301,448
	Pitney Bowes, Inc., First Lien, CME Term Loan, B, 7.422%, (3-month SOFR + 3.75%), 3/19/32	United States	1,091,648	1,087,216

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	25

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Commercial Services & Supplies (continued)
	Spin Holdco, Inc., First Lien, Initial CME Term Loan, 8.022%, (3-month SOFR + 4%), 3/06/28	United States	466,417	$362,056
				3,611,606
	Communications Equipment 0.2%
[i]	Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME Term Loan, 6.554%, (1-month SOFR + 2.75%; 3-month SOFR + 2.75%), 11/30/29	United States	586,714	584,654
[i]	Construction & Engineering 0.7%
	Brand Industrial Services, Inc., First Lien, CME Term Loan, C, 8.354%, (3-month SOFR + 4.5%), 8/01/30	United States	435,463	398,003
	Chromalloy Corp., First Lien, CME Term Loan, 7.226%, (3-month SOFR + 3.25%), 3/27/31	United States	332,789	335,155
	DG Investment Intermediate Holdings 2, Inc., First Lien, Closing Date Initial CME Term Loan, 7.466%, (1-month SOFR + 3.75%), 7/09/32	United States	353,691	355,017
	Green Infrastructure Partners, Inc., First Lien, Initial CME Term Loan, 6.753%, (3-month SOFR + 2.75%), 9/24/32	United States	295,082	296,188
	Kodiak Building Partners, Inc., First Lien, CME Term Loan, B, 7.466%, (1-month SOFR + 3.75%), 12/04/31	United States	63,637	62,245
	Zekelman Industries, Inc., First Lien, 2024 CME Term Loan, 5.981%, (1-month SOFR + 2.25%), 1/24/31	United States	388,454	390,822
				1,837,430
[i]	Consumer Finance 0.2%
	Neon Maple US Debt Mergersub, Inc., First Lien, CME Term Loan, B1, 6.216%, (1-month SOFR + 2.5%), 11/17/31	United States	450,168	451,273
	Shift4 Payments LLC, First Lien, Amendment No. 2 CME Term Loan, 6.172%, (3-month SOFR + 2.5%), 6/30/32	United States	98,828	99,528
				550,801
	Consumer Staples Distribution & Retail 0.0%†
[i]	Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar CME Term Loan, 7.206%, (3-month SOFR + 3.5%), 8/30/32	United Kingdom	69,204	69,665
	Containers & Packaging 1.6%
[i,j]	Bradyplus Holdings LLC, First Lien, Initial CME Term Loan, 7.19%, (3-month SOFR + 3.5%), 12/13/32	United States	400,000	396,416
[i]	Charter Next Generation, Inc., First Lien, 2024 Replacement CME Term Loan, 6.5%, (1-month SOFR + 2.75%), 11/29/30	United States	1,498,030	1,503,011
[i]	Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Closing Date CME Term Loan, B, 6.966%, (1-month SOFR + 3.25%), 4/01/32	United States	539,816	540,008
[i,j]	Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Delayed Draw CME Term Loan, B, 7.034%, (1-month SOFR + 3.25%), 4/01/32	United States	7,616	7,619
[j,k]	Klockner Pentaplast of America, Inc., First Lien, CME Term Loan, TBD, 11/01/32	Luxembourg	500,480	449,808
[i]	Klockner Pentaplast of America, Inc., First Lien, USD CME Term Loan, B, 9.044%, (6-month SOFR + 4.75%), 2/12/26	Luxembourg	1,569,501	274,663
[i]	Mauser Packaging Solutions Holding Co., First Lien, 2025 CME Term Loan, 7.232%, (1-month SOFR + 3.5%), 4/15/30	United States	670,000	658,416
[i]	ProAmpac PG Borrower LLC, First Lien, 2024 CME Term Loan, B, 7.894%, (3-month SOFR + 4%), 9/15/28	United States	540,546	542,343
				4,372,284

26	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Distributors 0.7%
	BCPE Empire Holdings, Inc., First Lien, Amendment No. 8 Incremental CME Term Loan, 6.966%, (1-month SOFR + 3.25%), 12/11/30	United States	789,524	$782,615
	Gloves Buyer, Inc., First Lien, Initial CME Term Loan, 7.716%, (1-month SOFR + 4%), 5/21/32	United States	400,000	398,750
	Verde Purchaser LLC, First Lien, Second Refinancing CME Term Loan, 7.672%, (3-month SOFR + 4%), 11/30/30	United States	651,988	652,839
				1,834,204
[i]	Diversified Consumer Services 0.7%
	Ascend Learning LLC, First Lien, Initial CME Term Loan, 6.716%, (1-month SOFR + 3%), 12/11/28	United States	773,666	777,325
	Mavis Tire Express Services Topco Corp., First Lien, 2025 Incremental CME Term Loan, 6.716%, (1-month SOFR + 3%), 5/04/28	United States	233,907	235,026
	Pre-Paid Legal Services, Inc., First Lien, Initial CME Term Loan, 6.966%, (1-month SOFR + 3.25%), 12/07/28	United States	679,167	658,157
	Wand NewCo 3, Inc., First Lien, Initial CME Term Loan, 6.216%, (1-month SOFR + 2.5%), 1/30/31	United States	97,151	97,364
				1,767,872
	Diversified Telecommunication Services 0.1%
[i]	Ensono, Inc., First Lien, Initial CME Term Loan, 7.831%, (1-month SOFR + 4%), 5/26/28	United States	257,244	257,496
	Electrical Equipment 0.2%
[i]	Indicor LLC, First Lien, Dollar CME Term Loan, D, 6.422%, (3-month SOFR + 2.75%), 11/22/29	United States	576,714	580,858
	Electronic Equipment, Instruments & Components 0.0%†
[i,j]	Project Aurora US Finco, Inc., First Lien, CME Term Loan, B2, 6.49%, (3-month SOFR + 2.75%), 9/30/32	United States	47,478	47,774
	Entertainment 0.2%
[i]	Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.581%, (1-month SOFR + 2.75%), 3/13/28	United States	580,233	562,011
[i]	Financial Services 0.8%
	Apex Group Treasury LLC, First Lien, 2025 Refinancing CME Term Loan, B, 7.387%, (3-month SOFR + 3.5%), 2/27/32	United States	197,418	186,560
	Boost Newco Borrower LLC, First Lien, CME Term Loan, B2, 5.672%, (3-month SOFR + 2%), 1/31/31	United States	430,443	431,655
	First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.459%, (1-month SOFR + 3.5%), 8/16/32	United States	564,718	564,682
	Orion US Finco, Inc., First Lien, Initial CME Term Loan, 7.325%, (12-month SOFR + 3.5%), 10/08/32	United States	209,607	210,835
	Osaic Holdings, Inc., First Lien, Initial CME Term Loan, 6.595%, (6-month SOFR + 3%), 8/02/32	United States	203,485	204,572
	Priority Holdings LLC, First Lien, CME Term Loan, B, 7.466%, (1-month SOFR + 3.75%), 7/30/32	United States	365,374	359,985
	Speed Midco 3 SARL, First Lien, USD CME Term Loan, B, 6.288%, (6-month SOFR + 2.5%), 10/01/32	Luxembourg	204,678	205,766
				2,164,055
[i]	Food Products 0.2%
	Nourish Buyer I, Inc., First Lien, Initial CME Term Loan, 8.25%, (1-month SOFR + 4.5%), 7/08/32	United States	132,911	133,826

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	27

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Food Products (continued)
	Primary Products Finance LLC, First Lien, 2024 Second Replacement CME Term Loan, B, 7.185%, (3-month SOFR + 3.25%), 4/02/29	United States	361,473	$357,677
				491,503
[i]	Ground Transportation 1.3%
	Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME Term Loan, 6.868%, (3-month SOFR + 3%), 5/21/31	United Kingdom	140,058	141,218
	First Student Bidco, Inc., First Lien, CME Term Loan, B, 6.172%, (3-month SOFR + 2.5%), 8/15/30	United States	694,329	697,540
	First Student Bidco, Inc., First Lien, CME Term Loan, C, 6.172%, (3-month SOFR + 2.5%), 8/15/30	United States	127,045	127,547
	Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term Loan, B4, 6.966%, (1-month SOFR + 3.25%), 1/25/29	United States	1,277,623	1,268,679
[e]	LaserShip, Inc., First Lien, CME Term Loan, B1, PIK, 5.434%, (3-month SOFR + 1.5%), 8/10/29	United States	331,761	249,613
[e]	LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 5.434%, (3-month SOFR + 1.5%), 8/10/29	United States	240,241	63,184
	Savage Enterprises LLC, First Lien, Amendment No. 7 CME Term Loan, 6.284%, (1-month SOFR + 2.5%), 8/05/32	United States	94,527	95,059
	Student Transportation of America Holdings, Inc., First Lien, CME Term Loan, B, 6.939%, (3-month SOFR + 3.25%), 6/24/32	United States	194,336	195,146
	WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term Loan, 7.672%, (3-month SOFR + 4%), 7/26/28	United States	592,288	595,726
				3,433,712
[i]	Health Care Equipment & Supplies 0.4%
	Bausch + Lomb Corp., First Lien, New CME Term Loan, 7.716%, (1-month SOFR + 4%), 9/29/28	United States	488,750	489,972
	Bausch + Lomb Corp., First Lien, Third Amendment CME Term Loan, 7.966%, (1-month SOFR + 4.25%), 1/15/31	United States	167,394	169,361
	Medline Borrower LP, First Lien, 2030 Refinancing CME Term Loan, 5.466%, (1-month SOFR + 1.75%), 10/23/30	United States	332,009	333,617
				992,950
[i]	Health Care Providers & Services 2.6%
	ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term Loan, 7.206%, (1-month SOFR + 3.375%), 12/23/27	United States	743,975	706,081
	ADMI Corp., First Lien, CME Term Loan, B5, 9.466%, (1-month SOFR + 5.75%), 12/23/27	United States	127,273	122,373
	Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term Loan, 8.011%, (1-month SOFR + 4.25%), 2/11/28	United States	1,119,175	1,101,335
	CNT Holdings I Corp., First Lien, 2025 Replacement CME Term Loan, 6.34%, (3-month SOFR + 2.5%), 11/08/32	United States	143,940	144,443
	Global Medical Response, Inc., First Lien, Initial CME Term Loan, 7.384%, (3-month SOFR + 3.5%), 10/01/32	United States	124,224	125,146
	LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME Term Loan, 7.335%, (1-month SOFR + 3.5%), 5/19/31	United States	397,852	398,930
	LifePoint Health, Inc., First Lien, CME Term Loan, B1, 7.655%, (3-month SOFR + 3.75%), 5/19/31	United States	220,930	221,902
	Medical Solutions Holdings, Inc., First Lien, CME Term Loan, 7.44%, (3-month SOFR + 3.5%), 11/01/28	United States	567,481	132,728
	MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan, 7.59%, (3-month SOFR + 3.75%), 12/31/30	United States	66,213	66,477
	MPH Acquisition Holdings LLC, First Lien, Second Out CME Term Loan, 8.702%, (3-month SOFR + 4.6%), 12/31/30	United States	548,866	517,307

28	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Health Care Providers & Services (continued)
	Pacific Dental Services, Inc., First Lien, CME Term Loan, 6.236%, (1-month SOFR + 2.5%), 3/17/31	United States	524,387	$527,025
	Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.172%, (3-month SOFR + 4.5%), 4/16/32	United States	306,923	271,100
	PAREXEL International, Inc., First Lien, Seventh Amendment CME Term Loan, 6.466%, (1-month SOFR + 2.75%), 12/12/31	United States	257,153	258,332
	Pathway Vet Alliance LLC, First Lien, CME Term Loan, A, 8.84%, (3-month SOFR + 5%), 6/30/28	United States	196,885	198,731
[e]	Pathway Vet Alliance LLC, First Lien, CME Term Loan, B, PIK, 8.84%, (3-month SOFR + 5%), 6/30/28	United States	629,861	451,138
	Radiology Partners, Inc., First Lien, CME Term Loan, B, 8.502%, (3-month SOFR + 4.5%), 6/30/32	United States	498,750	498,478
	Star Parent, Inc., First Lien, CME Term Loan, 7.672%, (3-month SOFR + 4%), 9/27/30	United States	458,500	459,557
	US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan, 7.987%, (1-month SOFR + 4%), 10/02/28	United States	632,963	636,770
[j]	US Fertility Enterprises LLC, First Lien, CME Term Loan, 7.292%, (12-month SOFR + 3.75%), 12/10/32	United States	173,684	174,553
				7,012,406
[i]	Health Care Technology 1.0%
	AthenaHealth Group, Inc., First Lien, Initial CME Term Loan, 6.466%, (1-month SOFR + 2.75%), 2/15/29	United States	1,723,508	1,728,895
	Cotiviti, Inc., First Lien, New CME Term Loan, B, 6.623%, (1-month SOFR + 2.75%), 5/01/31	United States	842,196	811,317
				2,540,212
[i]	Hotels, Restaurants & Leisure 1.8%
	Caesars Entertainment, Inc., First Lien, 2023 Incremental CME Term Loan, B, 5.966%, (1-month SOFR + 2.25%), 2/06/30	United States	243,750	242,470
	Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B, 6.966%, (1-month SOFR + 3.25%), 1/29/29	United States	658,635	659,234
	Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan, 7.466%, (1-month SOFR + 3.75%), 1/28/32	United States	920,604	925,451
	Golden State Foods LLC, First Lien, Initial CME Term Loan, 8.002%, (3-month SOFR + 4%), 12/04/31	United States	195,768	197,236
	Great Canadian Gaming Corp., First Lien, CME Term Loan, B, 8.445%, (3-month SOFR + 4.75%), 11/01/29	Canada	395,350	389,667
	Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term Loan, 5.716%, (1-month SOFR + 2%), 8/02/28	United States	445,165	446,946
	IRB Holding Corp., First Lien, 2025 Replacement CME Term Loan, B, 6.216%, (1-month SOFR + 2.5%), 12/16/30	United States	343,048	344,235
	Light & Wonder International, Inc., First Lien, CME Term Loan, B2, 5.986%, (1-month SOFR + 2.25%), 4/16/29	United States	157,949	158,788
	Ontario Gaming GTA LP, First Lien, CME Term Loan, B, 8.24%, (3-month SOFR + 4.25%), 8/01/30	Canada	416,668	386,608
	Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.216%, (1-month SOFR + 2.5%), 5/03/29	United States	106,358	107,109
	Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29	United States	888,330	873,899
				4,731,643
[i]	Household Durables 0.6%
	AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term Loan, B, 6.861%, (1-month SOFR + 3%; 3-month SOFR + 3%), 7/31/28	United States	1,199,286	1,203,280

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	29

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Household Durables (continued)
	Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.672%, (3-month SOFR + 3%), 1/16/32	Netherlands	264,567	$266,362
				1,469,642
	Household Products 0.1%
[i,j]	Lavender Dutch BorrowerCo BV, First Lien, CME Term Loan, B, 7.009%, (12-month SOFR + 3.25%), 12/02/32	Netherlands	272,340	274,893
	Independent Power and Renewable Electricity Producers 0.1%
[i]	Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B, 6.353%, (3-month SOFR + 2.5%), 5/17/30	United States	205,054	206,144
[i]	Insurance 2.1%
	Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B, 6.966%, (1-month SOFR + 3.25%), 6/21/32	United States	290,511	291,237
	Acrisure LLC, First Lien, CME Term Loan, B6, 6.716%, (1-month SOFR + 3%), 11/06/30	United States	1,105,159	1,105,679
	Alliant Holdings Intermediate LLC, First Lien, Initial CME Term Loan, 6.216%, (1-month SOFR + 2.5%), 9/19/31	United States	945,607	948,808
	Asurion LLC, First Lien, New CME Term Loan, B10, 7.816%, (1-month SOFR + 4%), 8/21/28	United States	387,000	387,921
	Asurion LLC, Second Lien, New CME Term Loan, B3, 9.081%, (1-month SOFR + 5.25%), 1/31/28	United States	32,665	32,609
	Asurion LLC, Second Lien, New CME Term Loan, B4, 9.081%, (1-month SOFR + 5.25%), 1/19/29	United States	1,085,259	1,068,828
	Broadstreet Partners Group LLC, First Lien, 2024 CME Term Loan, B, 6.466%, (1-month SOFR + 2.75%), 6/16/31	United States	216,252	217,216
	CRC Insurance Group LLC, First Lien, CME Term Loan, B, 6.422%, (3-month SOFR + 2.75%), 5/06/31	United States	113,782	114,114
[j]	Jones DesLauriers Insurance Management, Inc., First Lien, CME Term Loan, 6.542%, (12-month SOFR + 3%), 12/09/32	Canada	285,714	286,428
	OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term Loan, 6.716%, (1-month SOFR + 3%), 7/02/31	United States	32,409	32,531
	Sedgwick Claims Management Services, Inc., First Lien, 2024 CME Term Loan, 6.216%, (1-month SOFR + 2.5%), 7/31/31	United States	1,260,391	1,265,779
				5,751,150
	IT Services 2.0%
[i]	Barracuda Networks, Inc., First Lien, Initial CME Term Loan, 8.34%, (3-month SOFR + 4.5%), 8/15/29	United States	413,877	338,798
[e]	Diamond Sports Net LLC, First Lien, Exit Term Loan, PIK, 15%, 1/03/28	United States	35,513	13,926
[i]	Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B, 6.784%, (1-month SOFR + 3%), 6/27/31	United States	524,841	525,993
[i]	Gainwell Acquisition Corp., First Lien, CME Term Loan, B, 7.772%, (3-month SOFR + 4%), 10/01/27	United States	610,696	601,077
[i]	Indy US Holdco LLC, First Lien, Thirteenth Amendment Refinancing CME Term Loan, 6.416%, (1-month SOFR + 2.5%), 10/31/30	United States	577,518	579,124
[i]	Kaseya, Inc., First Lien, Initial CME Term Loan, 6.716%, (1-month SOFR + 3%), 3/22/32	United States	592,951	594,173
[i]	MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan, 8.252%, (3-month SOFR + 4.25%), 5/03/28	United States	636,157	593,376
[i]	MH Sub I LLC, First Lien, 2024 December New CME Term Loan, 7.966%, (1-month SOFR + 4.25%), 12/31/31	United States	430,595	370,514
[i]	Peraton Corp., First Lien, CME Term Loan, B, 7.69%, (3-month SOFR + 3.75%), 2/01/28	United States	1,391,918	1,294,734

30	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	IT Services (continued)
[i]	Plano HoldCo, Inc., First Lien, Closing Date CME Term Loan, 7.172%, (3-month SOFR + 3.5%), 10/02/31	United States	330,833	$321,735
				5,233,450
	Leisure Products 0.1%
[i]	GBT US III LLC, First Lien, CME Term Loan, B1, 6.358%, (3-month SOFR + 2.5%), 7/25/31	United States	137,119	137,757
	Machinery 0.3%
[i]	TK Elevator Midco GmbH, First Lien, CME Term Loan, B1, 6.947%, (6-month SOFR + 2.75%), 4/30/30	Germany	683,658	688,687
[i]	Media 1.1%
	Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term Loan, 7.227%, (1-month SOFR + 3.5%), 3/24/31	United States	833,245	837,652
	Gray Media, Inc., First Lien, CME Term Loan, D, 6.987%, (1-month SOFR + 3%), 12/01/28	United States	155,756	156,146
	McGraw-Hill Education, Inc., First Lien, CME Term Loan, B, 6.466%, (1-month SOFR + 2.75%), 8/06/31	United States	292,812	295,663
	Univision Communications, Inc., First Lien, 2024 Replacement CME Term Loan, 7.416%, (1-month SOFR + 3.5%), 1/23/29	United States	689,500	688,962
	Univision Communications, Inc., First Lien, Initial CME Term Loan, 7.081%, (1-month SOFR + 3.25%), 1/31/29	United States	329,552	327,698
	Virgin Media Bristol LLC, First Lien, Advance CME Term Loan, Q, 7.115%, (1-month SOFR + 3.25%), 1/31/29	United States	762,949	765,334
				3,071,455
	Oil, Gas & Consumable Fuels 0.2%
[i]	Apro LLC, First Lien, Initial CME Term Loan, 7.677%, (3-month SOFR + 3.75%), 7/09/31	United States	397,985	400,472
	Paper & Forest Products 0.2%
[i]	Magnera Corp., First Lien, CME Term Loan, 8.072%, (3-month SOFR + 4.25%), 11/04/31	United States	539,675	537,203
[i]	Passenger Airlines 1.1%
	AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME Term Loan, 7.134%, (3-month SOFR + 3.25%), 5/28/32	United States	96,290	96,893
	AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%, (3-month SOFR + 2.25%), 4/20/28	United States	468,331	470,028
	American Airlines, Inc., First Lien, Initial CME Term Loan, 6.258%, (6-month SOFR + 2.25%), 6/04/29	United States	784,000	786,085
	United Airlines, Inc., First Lien, CME Term Loan, B, 5.732%, (1-month SOFR + 2%), 2/24/31	United States	494,706	497,645
	WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.922%, (3-month SOFR + 3.25%), 2/14/31	Canada	1,183,822	1,190,665
				3,041,316
[i]	Personal Care Products 0.4%
	Conair Holdings LLC, First Lien, CME Term Loan, B, 7.581%, (1-month SOFR + 3.75%), 5/17/28	United States	644,870	339,363
	Knowlton Development Corp., Inc., First Lien, Dollar CME Term Loan, 7.216%, (1-month SOFR + 3.5%), 8/15/28	Canada	88,235	87,243
	OPAL US LLC, First Lien, CME Term Loan, B4, 6.686%, (3-month SOFR + 3%), 4/28/32	United States	698,250	703,487
				1,130,093

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	31

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Pharmaceuticals 0.4%
	Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME Term Loan, 7.466%, (1-month SOFR + 3.75%), 4/23/31	United States	514,579	$511,234
	Grifols Worldwide Operations USA, Inc., First Lien, CME Term Loan, B, 5.922%, (3-month SOFR + 2%), 11/15/27	Spain	340,419	340,773
	Southern Veterinary Partners LLC, First Lien, 2025 New CME Term Loan, 6.365%, (3-month SOFR + 2.5%), 12/04/31	United States	171,553	171,538
				1,023,545
[i]	Professional Services 0.7%
	CHG Healthcare Services, Inc., First Lien, Amendment No. 7 Refinancing CME Term Loan, 6.59%, (3-month SOFR + 2.75%), 9/29/28	United States	557,467	560,667
	CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.331%, (1-month SOFR + 3.5%), 6/02/28	United States	589,736	591,074
	Ensemble RCM LLC, First Lien, CME Term Loan, B, 6.84%, (3-month SOFR + 3%), 8/01/29	United States	70,053	70,479
	Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.334%, (1-month SOFR + 4.25%), 3/06/28	United States	763,211	224,193
	Soliant Lower Intermediate LLC, First Lien, Initial CME Term Loan, 7.794%, (6-month SOFR + 3.75%), 7/18/31	United States	558,405	455,100
				1,901,513
	Real Estate Management & Development 0.0%†
[i]	Greystar Real Estate Partners LLC, First Lien, CME Term Loan, B3, 6.322%, (3-month SOFR + 2.5%), 8/21/30	United States	123,561	124,333
	Semiconductors & Semiconductor Equipment 0.2%
[i]	MKS, Inc., First Lien, 2025-1 Dollar CME Term Loan, B, 5.716%, (1-month SOFR + 2%), 8/17/29	United States	596,589	600,443
[i]	Software 5.5%
	Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME Term Loan, 6.822%, (3-month SOFR + 3%), 7/30/31	United States	992,500	991,086
	Central Parent LLC, First Lien, 2024 Refinancing CME Term Loan, 7.252%, (3-month SOFR + 3.25%), 7/06/29	United States	1,238,532	1,053,111
	Cloud Software Group, Inc., First Lien, Incremental CME Term Loan, B, 6.922%, (3-month SOFR + 3.25%), 3/21/31	United States	465,240	466,366
	Cloudera, Inc., First Lien, Initial CME Term Loan, 7.566%, (1-month SOFR + 3.75%), 10/09/28	United States	463,781	445,592
	Clover Holdings 2 LLC, First Lien, Initial CME Term Loan, 7.522%, (1-month SOFR + 3.75%), 12/09/31	United States	315,123	315,762
	ConnectWise LLC, First Lien, Initial CME Term Loan, 7.763%, (3-month SOFR + 3.5%), 9/29/28	United States	261,072	256,994
[j]	Dawn Bidco LLC, First Lien, CME Term Loan, 7.259%, (12-month SOFR + 3.5%), 8/20/32	United States	1,000,000	998,220
	ECI Macola/Max Holding LLC, First Lien, 2025 Repricing CME Term Loan, 6.752%, (3-month SOFR + 2.75%), 5/09/30	United States	604,927	608,756
	Epicor Software Corp., First Lien, CME Term Loan, E, 6.216%, (1-month SOFR + 2.5%), 5/30/31	United States	1,236,132	1,241,571
	Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term Loan, 6.216%, (1-month SOFR + 2.5%), 1/30/32	United States	1,289,920	1,288,914
	IGT Holding IV AB, First Lien, CME Term Loan, B8, 6.672%, (3-month SOFR + 3%), 9/02/31	Sweden	509,570	513,391
	Imprivata, Inc., First Lien, 2025 Refinancing CME Term Loan, 6.672%, (3-month SOFR + 3%), 12/01/27	United States	285,084	286,711
	KnowBe4, Inc., First Lien, CME Term Loan, 7.59%, (3-month SOFR + 3.75%), 7/23/32	United States	187,500	187,852

32	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
[i]	Software (continued)
	McAfee Corp., First Lien, CME Term Loan, B1, 6.716%, (1-month SOFR + 3%), 3/01/29	United States	1,232,555	$1,141,513
	Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B, 7.151%, (3-month SOFR + 3.25%), 7/03/31	United States	66,037	66,367
	Oceankey US II Corp., First Lien, Initial CME Term Loan, 7.316%, (1-month SOFR + 3.5%), 12/15/28	United States	296,915	293,265
	Polaris Newco LLC, First Lien, Dollar CME Term Loan, 7.852%, (3-month SOFR + 3.75%), 6/02/28	United States	598,118	578,159
	Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing CME Term Loan, 7.252%, (3-month SOFR + 3.25%), 10/28/30	United States	812,447	812,098
	Project Boost Purchaser LLC, First Lien, Initial CME Term Loan, 6.422%, (3-month SOFR + 2.75%), 7/16/31	United States	351,712	352,987
	Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan, 6.916%, (1-month SOFR + 3%), 8/31/28	United States	450,062	453,124
	Rocket Software, Inc., First Lien, CME Term Loan, 7.466%, (1-month SOFR + 3.75%), 11/28/28	United States	599,593	600,217
	Sovos Compliance LLC, First Lien, Amendment No. 3 Replacement CME Term Loan, 6.966%, (1-month SOFR + 3.25%), 8/13/29	United States	611,540	614,075
	UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month SOFR + 2.5%), 2/10/31	United States	640,824	642,237
	Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME Term Loan, 6.966%, (1-month SOFR + 3.25%), 11/26/31	United States	465,101	462,194
				14,670,562
[i]	Specialty Retail 1.7%
	AIP RD Buyer Corp., First Lien, CME Term Loan, 7.416%, (1-month SOFR + 3.5%), 12/23/30	United States	101,276	101,458
	Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 6.701%, (3-month SOFR + 3%), 9/17/32	United States	362,725	364,947
[b,e]	GNC Holdings, Inc., Second Lien, CME Term Loan, PIK, 10.016%, (1-month SOFR + 6%), 10/07/26	United States	110,102	82,577
	Great Outdoors Group LLC, First Lien, CME Term Loan, B, 6.966%, (1-month SOFR + 3.25%), 1/23/32	United States	814,923	820,730
	Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 8.184%, (3-month SOFR + 4.25%), 4/17/28	United States	974,580	944,699
	Petco Health & Wellness Co., Inc., First Lien, Initial CME Term Loan, 7.184%, (3-month SOFR + 3.25%), 3/03/28	United States	484,328	480,183
[j]	PetSmart LLC, First Lien, Initial CME Term Loan, 7.734%, (1-month SOFR + 4%), 8/18/32	United States	400,000	398,876
	RealTruck Group, Inc., First Lien, Initial CME Term Loan, 7.581%, (1-month SOFR + 3.75%), 1/31/28	United States	777,734	602,744
	White Cap Supply Holdings LLC, First Lien, CME Term Loan, C, 6.966%, (1-month SOFR + 3.25%), 10/19/29	United States	670,045	673,532
				4,469,746
[i]	Textiles, Apparel & Luxury Goods 0.6%
	Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1, 6.922%, (3-month SOFR + 3.25%), 9/13/32	United States	30,329	30,613
	Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%, (3-month SOFR + 3.5%), 3/02/28	United States	1,313,347	1,228,892
	Varsity Brands, Inc., First Lien, 2025-2 Replacement CME Term Loan, 6.983%, (12-month SOFR + 3%), 8/26/31	United States	446,474	448,637
				1,708,142

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	33

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	Trading Companies & Distributors 0.0%†
[i]	QXO Building Products, Inc., First Lien, CME Term Loan, B, 5.716%, (1-month SOFR + 2%), 4/30/32	United States	35,979	$36,149
	Water Utilities 0.0%†
[i]	Deep Blue Operating I LLC, First Lien, Initial CME Term Loan, 6.593%, (1-month SOFR + 2.75%), 10/01/32	United States	119,332	119,903
	Wireless Telecommunication Services 0.0%†
[i]	Crown Subsea Communications Holding, Inc., First Lien, 2025 CME Term Loan, 7.216%, (1-month SOFR + 3.5%), 1/30/31	United States	128,019	129,171
	Total Senior Floating Rate Interests (Cost $106,685,136)			99,263,689
[l]	Marketplace Loans 17.9%
[b]	Financial Services 17.9%
	Total Marketplace Loans (Cost $54,200,161)			47,946,434
	Asset-Backed Securities 4.8%
	Capital Markets 0.0%†
[c,i]	Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 7.971%, (1-month SOFR + 4.239%), 7/25/34	United States	33,301	21,172
	Financial Services 4.8%
[c,d,i]	BlueMountain CLO XXVI Ltd., 2019-26A, CR, 144A, FRN, 6.346%, (3-month SOFR + 2.462%), 10/20/34	United States	2,000,000	2,010,474
[d,i]	BlueMountain CLO XXXI Ltd., 2021-31A, D, 144A, FRN, 7.146%, (3-month SOFR + 3.262%), 4/19/34	United States	1,000,000	1,002,699
[d,i]	Carlyle US CLO Ltd.,
	2017-2A, D1R2, 144A, FRN, 7.434%, (3-month SOFR + 3.55%), 7/20/37	United States	2,000,000	2,015,446
	2019-1A, BR2, 144A, FRN, 5.484%, (3-month SOFR + 1.6%), 4/20/31	United States	1,500,000	1,505,438
[c,i]	Morgan Stanley ABS Capital I, Inc. Trust 2003-NC10, B1, FRN, 8.796%, (1-month SOFR + 5.064%), 10/25/33	United States	106,161	132,748
[c,d,i]	Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 6.019%, (3-month SOFR + 2.162%), 1/22/30	United States	6,050,000	6,091,368
[c,i]	Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 8.721%, (1-month SOFR + 4.989%), 4/25/33	United States	13,987	17,835
				12,776,008
	Total Asset-Backed Securities (Cost $12,576,528)			12,797,180
	Mortgage-Backed Securities 21.1%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.0%
[c]	FHLMC Gold Pool, 20 Year, 6.5%, 8/01/27	United States	8,188	8,505
[c]	FHLMC Gold Pool, 30 Year, 3.5%, 3/01/45	United States	7,428	7,067
[c]	FHLMC Gold Pool, 30 Year, 3.5%, 12/01/48	United States	1,359,426	1,277,157
[c]	FHLMC Gold Pool, 30 Year, 4%, 5/01/48	United States	947,835	919,865
[c]	FHLMC Gold Pool, 30 Year, 6%, 7/01/28 - 11/01/36	United States	130,850	136,679
[c]	FHLMC Gold Pool, 30 Year, 6.5%, 3/01/38	United States	4,217	4,444
[c]	FHLMC Gold Pool, 30 Year, 7%, 9/01/27	United States	3,603	3,788
[c]	FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31	United States	19,677	20,814
	FHLMC Pool, 30 Year, 5%, 12/01/54	United States	8,275,710	8,262,465
				10,640,784

34	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
[m]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
	FNMA, 5.665%, (6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS Margin), 6/01/32	United States	5,949	$6,017
	Federal National Mortgage Association (FNMA) Fixed Rate 10.0%
	FNMA, 3.5%, 7/01/56	United States	324,085	299,421
[c]	FNMA, 15 Year, 2%, 9/01/35	United States	603,567	560,644
[c]	FNMA, 15 Year, 3%, 8/01/27	United States	723	715
[c]	FNMA, 20 Year, 4.5%, 9/01/29	United States	5,465	5,482
[c]	FNMA, 30 Year, 3%, 10/01/50	United States	2,089,938	1,856,155
[c]	FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45	United States	335,192	319,144
[c]	FNMA, 30 Year, 4%, 10/01/47	United States	1,445,852	1,398,702
[c]	FNMA, 30 Year, 4%, 11/01/44 - 1/01/48	United States	442,907	428,729
[c]	FNMA, 30 Year, 4.5%, 3/01/44	United States	558	557
[c]	FNMA, 30 Year, 5%, 5/01/38 - 7/01/39	United States	95,842	98,422
[c]	FNMA, 30 Year, 5.5%, 6/01/37	United States	96,000	100,340
[c]	FNMA, 30 Year, 5.5%, 3/01/54	United States	7,214,476	7,325,324
	FNMA, 30 Year, 5.5%, 12/01/55	United States	7,902,124	8,016,853
[c]	FNMA, 30 Year, 6%, 4/01/33 - 6/01/38	United States	209,325	220,589
[c]	FNMA, 30 Year, 6.5%, 8/01/32	United States	26,152	27,471
[n]	Uniform Mortgage-Backed Securities, 5.5%, TBA, 1/25/56	United States	3,010,000	3,052,558
[n]	Uniform Mortgage-Backed Securities, 6%, TBA, 1/25/56	United States	2,950,000	3,029,307
				26,740,413
	Government National Mortgage Association (GNMA) Fixed Rate 7.1%
[c]	GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33	United States	109,555	112,126
[c]	GNMA II, Single-family, 30 Year, 3.5%, 12/20/49	United States	548,386	503,976
[n]	GNMA II, Single-family, 30 Year, 5.5%, 1/15/56	United States	9,220,000	9,310,841
[n]	GNMA II, Single-family, 30 Year, 6%, 1/15/56	United States	9,060,000	9,233,768
[c]	GNMA II, Single-family, 30 Year, 7%, 1/20/29	United States	2,521	2,593
[c]	GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31	United States	16,529	17,196
				19,180,500
	Total Mortgage-Backed Securities (Cost $57,163,973)			56,567,714
	Municipal Bonds 0.1%
	Arizona 0.1%
[d]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29	United States	375,000	393,548
	Total Municipal Bonds (Cost $376,887)			393,548
			Shares
	Escrows and Litigation Trusts 0.0%
[a,b]	Endo GUC Trust, Escrow Account	United States	82,310	—
	Total Escrows and Litigation Trusts (Cost $–)			—
	Total Long Term Investments (Cost $390,085,463)			374,850,292

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	35

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

		Country	Shares	Value
	Short Term Investments 2.7%
	Money Market Funds 2.7%
[o,p]	Franklin Institutional U.S. Government Money Market Fund, 3.681%	United States	7,161,789	$7,161,789
	Total Money Market Funds (Cost $7,161,789)			7,161,789
	Total Short Term Investments (Cost $7,161,789)			7,161,789
	Total Investments (Cost $397,247,252) 142.7%			$382,012,081
[q]	Credit Facility (36.4)%			(97,500,000)
	Other Assets, less Liabilities (6.3)%			(16,851,373)
	Net Assets 100.0%			$267,660,708

See Abbreviations on page 141.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

† Rounds to less than 0.1% of net assets.

a Non-income producing.

b Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

c A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.

d Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $162,836,966, representing 60.8% of net assets.

e Income may be received in additional securities and/or cash.

f Defaulted security or security for which income has been deemed uncollectible. See Note 8.

g The rate shown represents the yield at period end.

h See Note 1(e) regarding senior floating rate interests.

iThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

jA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

kA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.

l See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.

mAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread; they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).

n Security purchased on a to-be-announced (TBA) basis. See Note 1(c).

o See Note 5(c) regarding investments in affiliated management investment companies.

p The rate shown is the annualized seven-day effective yield at period end.

q See Note 3 regarding credit facility.

36	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

Schedule of Investments, December 31, 2025

Franklin Limited Duration Income Trust

At December 31, 2025, the Fund had the following marketplace loans outstanding. See Note 1(f).

Description	Principal Amount	Value
Marketplace Loans - 17.9%
Block, Inc.
[a]8038800.SQ.FTS.B, 4.78%, 1/30/26	$3,485	$2,652
[a]8040045.SQ.FTS.B, 5.913%, 1/30/26	11,144	6,537
[a]8042105.SQ.FTS.B, 4.78%, 1/31/26	1,832	1,247
[a,b]8042594.SQ.FTS.B, 6.474%, 1/31/26	872	428
[a,b]8049012.SQ.FTS.B, 4.755%, 2/01/26	3,551	61
[a]8048746.SQ.FTS.B, 5.103%, 2/01/26	1,732	1,184
[a,b]8049065.SQ.FTS.B, 5.346%, 2/01/26	32,690	703
[a,b]8048279.SQ.FTS.B, 5.438%, 2/01/26	9,406	218
[a]8052570.SQ.FTS.B, 4.79%, 2/02/26	277	238
[a]8051096.SQ.FTS.B, 5.515%, 2/02/26	628	432
[a,b]8051409.SQ.FTS.B, 5.909%, 2/02/26	1,697	49
[a]8052229.SQ.FTS.B, 5.915%, 2/02/26	1,288	855
[a,b]8054235.SQ.FTS.B, 4.757%, 2/03/26	3,049	48
[a,b]8054545.SQ.FTS.B, 5.918%, 2/03/26	2,066	48
[a]8056029.SQ.FTS.B, 4.783%, 2/04/26	2,037	1,414
[a,b]8059935.SQ.FTS.B, 4.779%, 2/05/26	17,163	407
[a]8059674.SQ.FTS.B, 5.913%, 2/05/26	1,555	1,018
[a,b]8059635.SQ.FTS.B, 6.167%, 2/05/26	2,858	59
[a,b]8059274.SQ.FTS.B, 6.177%, 2/05/26	1,409	31
[a]8061233.SQ.FTS.B, 4.776%, 2/06/26	1,298	1,044
[a]8060903.SQ.FTS.B, 5.343%, 2/06/26	1,432	892
[a,b]8062268.SQ.FTS.B, 5.448%, 2/06/26	697	13
[a]8063350.SQ.FTS.B, 5.909%, 2/06/26	4,316	2,372
[a]8064329.SQ.FTS.B, 4.78%, 2/07/26	2,950	2,512
[a]8070242.SQ.FTS.B, 4.78%, 2/08/26	1,640	1,362
[a]8071615.SQ.FTS.B, 6.459%, 2/08/26	215	132
[a]8072915.SQ.FTS.B, 5.541%, 2/09/26	1,644	1,074
[a]8076049.SQ.FTS.B, 5.095%, 2/10/26	429	382
[a]8077025.SQ.FTS.B, 5.725%, 2/11/26	3,466	2,451
[a]8078030.SQ.FTS.B, 5.916%, 2/12/26	3,268	1,814
[a,b]8078475.SQ.FTS.B, 6.46%, 2/12/26	1,352	29
[a,b]8084325.SQ.FTS.B, 5.096%, 2/13/26	3,749	1,862
[a,b]8083556.SQ.FTS.B, 5.723%, 2/13/26	28,734	715
[a,b]8083380.SQ.FTS.B, 6.163%, 2/13/26	1,684	1,148
[a,b]8084098.SQ.FTS.B, 6.172%, 2/13/26	1,497	841
[a,b]8087986.SQ.FTS.B, 4.753%, 2/14/26	3,035	64
[a]8085028.SQ.FTS.B, 4.778%, 2/14/26	6,755	4,964
[a]8085688.SQ.FTS.B, 4.778%, 2/14/26	1,667	1,390
[a]8086140.SQ.FTS.B, 5.083%, 2/14/26	1,103	681
[a]8087076.SQ.FTS.B, 6.167%, 2/14/26	3,074	1,979
[a,b]8090252.SQ.FTS.B, 4.747%, 2/15/26	434	10
[a]8090392.SQ.FTS.B, 5.094%, 2/15/26	5,573	4,347
[a,b]8091452.SQ.FTS.B, 5.908%, 2/15/26	6,428	102
[a]8091224.SQ.FTS.B, 5.914%, 2/15/26	2,288	1,524
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8090129.SQ.FTS.B, 6.165%, 2/15/26	$972	$636
[a,b]8095193.SQ.FTS.B, 5.082%, 2/16/26	1,147	41
[a,b]8096997.SQ.FTS.B, 4.749%, 2/17/26	2,909	47
[a,b]8097872.SQ.FTS.B, 6.158%, 2/18/26	98	75
[a]8101986.SQ.FTS.B, 5.343%, 2/19/26	1,311	930
[a,b]8101882.SQ.FTS.B, 6.161%, 2/19/26	10,769	104
[a,b]8102147.SQ.FTS.B, 6.171%, 2/19/26	792	20
[a]8103124.SQ.FTS.B, 6.289%, 2/20/26	2,871	1,688
[a]8114447.SQ.FTS.B, 4.746%, 2/22/26	156	107
[a,b]8114935.SQ.FTS.B, 6.414%, 2/22/26	3,564	52
[a]8117795.SQ.FTS.B, 4.778%, 2/23/26	1,599	1,353
[a]8116917.SQ.FTS.B, 6.328%, 2/23/26	2,511	1,529
[a]8115844.SQ.FTS.B, 6.352%, 2/23/26	36	26
[a]8118325.SQ.FTS.B, 6.423%, 2/23/26	668	426
[a,b]8119531.SQ.FTS.B, 5.406%, 2/24/26	3,034	1,641
[a]8119314.SQ.FTS.B, 6.139%, 2/24/26	486	347
[a]8119683.SQ.FTS.B, 4.792%, 2/25/26	125	118
[a]8122643.SQ.FTS.B, 4.781%, 2/26/26	2,763	1,564
[a]8127364.SQ.FTS.B, 5.911%, 2/27/26	7,049	4,707
[a]8131129.SQ.FTS.B, 4.767%, 2/28/26	1,292	737
[a]8136318.SQ.FTS.B, 4.791%, 2/28/26	469	406
[a,b]8131001.SQ.FTS.B, 5.101%, 2/28/26	763	652
[a]8138282.SQ.FTS.B, 5.113%, 2/28/26	31,045	20,931
[a,b]8143305.SQ.FTS.B, 5.408%, 2/28/26	4,010	1,734
[a,b]8129955.SQ.FTS.B, 5.643%, 2/28/26	194	4
[a]8143370.SQ.FTS.B, 6.422%, 2/28/26	5,330	2,973
[a]8135171.SQ.FTS.B, 6.544%, 2/28/26	1,046	633
[a]8128195.SQ.FTS.B, 6.551%, 2/28/26	2,570	1,632
[a,b]8137699.SQ.FTS.B, 6.65%, 2/28/26	1,030	22
[a]8145071.SQ.FTS.B, 4.99%, 3/02/26	193	112
[a,b]8145418.SQ.FTS.B, 5.636%, 3/02/26	12,225	241
[a,b]8144863.SQ.FTS.B, 6.159%, 3/02/26	1,376	52
[a,b]8146232.SQ.FTS.B, 4.781%, 3/03/26	23,828	13,122
[a,b]8150361.SQ.FTS.B, 4.78%, 3/04/26	24,110	692
[a]8151363.SQ.FTS.B, 4.786%, 3/04/26	78	77
[a,b]8155739.SQ.FTS.B, 4.955%, 3/05/26	11,144	167
[a,b]8157489.SQ.FTS.B, 6.418%, 3/05/26	1,783	1,187
[a]8160380.SQ.FTS.B, 4.779%, 3/06/26	2,913	2,492
[a]8160800.SQ.FTS.B, 5.097%, 3/06/26	2,112	1,478
[a]8162728.SQ.FTS.B, 6.55%, 3/07/26	261	137
[a]8164437.SQ.FTS.B, 6.289%, 3/09/26	170	96
[a,b]8167768.SQ.FTS.B, 5.625%, 3/10/26	832	23
[a,b]8169094.SQ.FTS.B, 5.66%, 3/10/26	2,540	58
[a,b]8170418.SQ.FTS.B, 5.66%, 3/10/26	3,677	58

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	37

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8171795.SQ.FTS.B, 5.112%, 3/11/26	$2,477	$2,112
[a]8174278.SQ.FTS.B, 5.117%, 3/11/26	1,823	1,019
[a,b]8173171.SQ.FTS.B, 6.325%, 3/11/26	9,578	149
[a,b]8174746.SQ.FTS.B, 6.328%, 3/11/26	20,312	319
[a]8178775.SQ.FTS.B, 4.78%, 3/12/26	2,154	2,078
[a]8179202.SQ.FTS.B, 6.142%, 3/12/26	416	359
[a]8178625.SQ.FTS.B, 6.655%, 3/12/26	260	156
[a]8183617.SQ.FTS.B, 4.956%, 3/13/26	10	7
[a]8181653.SQ.FTS.B, 5.635%, 3/13/26	471	265
[a]8182398.SQ.FTS.B, 5.911%, 3/13/26	7,528	6,168
[a]8181805.SQ.FTS.B, 6.414%, 3/13/26	2,325	1,457
[a]8184756.SQ.FTS.B, 4.78%, 3/14/26	1,061	610
[a,b]8184697.SQ.FTS.B, 5.637%, 3/14/26	2,932	35
[a]8188774.SQ.FTS.B, 6.415%, 3/16/26	121	106
[a,b]8189740.SQ.FTS.B, 6.423%, 3/16/26	7,590	118
[a,b]8192679.SQ.FTS.B, 6.547%, 3/17/26	11,145	380
[a]8195154.SQ.FTS.B, 4.783%, 3/18/26	891	801
[a]8201092.SQ.FTS.B, 4.78%, 3/19/26	2,319	1,928
[a]8203394.SQ.FTS.B, 4.783%, 3/20/26	660	566
[a]8203626.SQ.FTS.B, 5.66%, 3/20/26	672	276
[a]8203587.SQ.FTS.B, 6.334%, 3/20/26	632	206
[a]8207036.SQ.FTS.B, 6.304%, 3/21/26	579	204
[a]8206849.SQ.FTS.B, 6.315%, 3/21/26	424	289
[a]8206444.SQ.FTS.B, 6.423%, 3/21/26	4,075	2,876
[a]8207447.SQ.FTS.B, 4.782%, 3/22/26	629	574
[a]8207104.SQ.FTS.B, 6.359%, 3/22/26	596	165
[a,b]8210620.SQ.FTS.B, 4.782%, 3/23/26	6,930	153
[a,b]8208304.SQ.FTS.B, 6.68%, 3/23/26	2,630	52
[a,b]8214128.SQ.FTS.B, 5.621%, 3/24/26	1,340	32
[a,b]8212978.SQ.FTS.B, 5.635%, 3/24/26	4,722	86
[a]8213812.SQ.FTS.B, 5.66%, 3/24/26	5,656	3,740
[a]8211748.SQ.FTS.B, 5.664%, 3/24/26	3,939	2,274
[a,b]8214167.SQ.FTS.B, 6.421%, 3/24/26	29,872	688
[a,b]8213530.SQ.FTS.B, 6.422%, 3/24/26	5,213	42
[a,b]8216246.SQ.FTS.B, 4.942%, 3/25/26	1,354	16
[a]8215088.SQ.FTS.B, 5.669%, 3/25/26	1,951	1,216
[a]8222550.SQ.FTS.B, 4.783%, 3/26/26	4,015	3,058
[a,b]8228053.SQ.FTS.B, 5.113%, 3/28/26	23,240	267
[a,b]8228222.SQ.FTS.B, 5.909%, 3/28/26	2,852	44
[a,b]8228243.SQ.FTS.B, 6.152%, 3/28/26	8,973	291
[a]8228385.SQ.FTS.B, 6.432%, 3/28/26	455	308
[a]8229745.SQ.FTS.B, 6.15%, 3/29/26	1,664	942
[a,b]8229319.SQ.FTS.B, 6.423%, 3/29/26	2,952	68
[a]8231045.SQ.FTS.B, 4.784%, 3/30/26	73	72
[a]8230433.SQ.FTS.B, 6.667%, 3/30/26	165	152
[a,b]8234388.SQ.FTS.B, 4.782%, 4/01/26	3,745	118
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8238048.SQ.FTS.B, 5.113%, 4/01/26	$2,549	$2,076
[a]8237112.SQ.FTS.B, 5.627%, 4/01/26	26	21
[a]8235789.SQ.FTS.B, 5.66%, 4/01/26	1,513	1,051
[a]8236723.SQ.FTS.B, 5.913%, 4/01/26	5,738	5,191
[a,b]8236625.SQ.FTS.B, 6.424%, 4/01/26	3,956	57
[a]8236423.SQ.FTS.B, 6.672%, 4/01/26	2,234	1,259
[a]8241254.SQ.FTS.B, 4.779%, 4/02/26	147	146
[a]8242280.SQ.FTS.B, 5.414%, 4/02/26	2,352	1,726
[a,b]8245816.SQ.FTS.B, 4.941%, 4/03/26	1,309	20
[a,b]8247785.SQ.FTS.B, 5.409%, 4/03/26	50,933	1,094
[a,b]8251921.SQ.FTS.B, 5.113%, 4/04/26	10,837	344
[a]8249053.SQ.FTS.B, 5.409%, 4/04/26	20,696	14,965
[a]8251246.SQ.FTS.B, 5.618%, 4/04/26	455	257
[a]8248924.SQ.FTS.B, 6.145%, 4/04/26	111	105
[a,b]8252661.SQ.FTS.B, 6.551%, 4/05/26	3,070	69
[a]8253201.SQ.FTS.B, 6.671%, 4/05/26	919	625
[a]8257567.SQ.FTS.B, 4.782%, 4/07/26	894	750
[a,b]8257493.SQ.FTS.B, 4.955%, 4/07/26	7,987	100
[a,b]8257688.SQ.FTS.B, 4.955%, 4/07/26	12,315	200
[a]8257447.SQ.FTS.B, 4.96%, 4/07/26	339	231
[a]8258468.SQ.FTS.B, 5.4%, 4/07/26	663	511
[a]8255434.SQ.FTS.B, 6.147%, 4/07/26	2,059	831
[a]8257962.SQ.FTS.B, 6.326%, 4/07/26	7,138	3,218
[a,b]8258319.SQ.FTS.B, 6.548%, 4/07/26	6,592	165
[a]8259624.SQ.FTS.B, 4.777%, 4/08/26	720	706
[a,b]8259353.SQ.FTS.B, 5.66%, 4/08/26	6,123	100
[a,b]8260447.SQ.FTS.B, 5.66%, 4/08/26	1,380	11
[a]8262472.SQ.FTS.B, 5.912%, 4/09/26	15,490	10,264
[a]8263454.SQ.FTS.B, 6.575%, 4/09/26	495	342
[a]8271359.SQ.FTS.B, 4.779%, 4/10/26	17,846	13,256
[a,b]8272637.SQ.FTS.B, 4.953%, 4/10/26	2,099	31
[a]8272965.SQ.FTS.B, 6.151%, 4/10/26	36,151	13,878
[a]8269644.SQ.FTS.B, 6.542%, 4/10/26	824	575
[a]8270794.SQ.FTS.B, 6.679%, 4/10/26	90	66
[a]8274997.SQ.FTS.B, 5.408%, 4/11/26	1,030	793
[a]8275734.SQ.FTS.B, 5.409%, 4/11/26	17,726	13,806
[a]8273886.SQ.FTS.B, 5.912%, 4/11/26	619	574
[a]8275038.SQ.FTS.B, 6.404%, 4/11/26	11	10
[a]8280031.SQ.FTS.B, 4.781%, 4/14/26	2,215	2,178
[a]8280241.SQ.FTS.B, 5.664%, 4/14/26	2,848	1,986
[a,b]8280308.SQ.FTS.B, 6.155%, 4/14/26	7,492	84
[a]8279403.SQ.FTS.B, 6.331%, 4/14/26	777	473
[a]8279479.SQ.FTS.B, 6.424%, 4/14/26	2,782	1,831
[a]8283289.SQ.FTS.B, 4.78%, 4/15/26	2,661	2,583
[a]8284415.SQ.FTS.B, 5.922%, 4/15/26	757	371
[a,b]8282315.SQ.FTS.B, 6.149%, 4/15/26	3,675	1,359

38	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8282366.SQ.FTS.B, 6.15%, 4/15/26	$598	$460
[a,b]8281351.SQ.FTS.B, 6.344%, 4/15/26	485	8
[a]8286613.SQ.FTS.B, 5.119%, 4/16/26	358	325
[a,b]8285213.SQ.FTS.B, 5.633%, 4/16/26	8,446	131
[a]8292753.SQ.FTS.B, 4.778%, 4/17/26	1,699	1,451
[a]8293129.SQ.FTS.B, 5.113%, 4/17/26	1,324	537
[a,b]8292991.SQ.FTS.B, 5.664%, 4/17/26	3,943	90
[a,b]8292229.SQ.FTS.B, 6.42%, 4/17/26	2,095	44
[a]8298299.SQ.FTS.B, 6.152%, 4/18/26	460	428
[a,b]8298679.SQ.FTS.B, 5.111%, 4/19/26	5,181	116
[a]8298818.SQ.FTS.B, 5.121%, 4/19/26	165	163
[a,b]8298862.SQ.FTS.B, 6.688%, 4/19/26	900	19
[a]8302545.SQ.FTS.B, 5.1%, 4/21/26	557	494
[a]8304341.SQ.FTS.B, 5.112%, 4/21/26	1,970	1,825
[a]8303233.SQ.FTS.B, 5.408%, 4/21/26	1,913	1,748
[a]8301821.SQ.FTS.B, 5.409%, 4/21/26	137	131
[a]8303564.SQ.FTS.B, 5.663%, 4/21/26	8,820	4,970
[a,b]8302396.SQ.FTS.B, 6.423%, 4/21/26	4,226	96
[a,b]8303679.SQ.FTS.B, 6.556%, 4/21/26	1,129	17
[a]8305030.SQ.FTS.B, 4.78%, 4/22/26	1,033	982
[a]8306790.SQ.FTS.B, 4.781%, 4/22/26	925	914
[a]8306433.SQ.FTS.B, 4.784%, 4/22/26	267	263
[a]8307029.SQ.FTS.B, 5.099%, 4/22/26	489	395
[a]8308013.SQ.FTS.B, 5.634%, 4/22/26	523	310
[a]8310385.SQ.FTS.B, 4.78%, 4/23/26	18,339	16,935
[a]8311336.SQ.FTS.B, 4.78%, 4/23/26	10,707	10,358
[a,b]8308309.SQ.FTS.B, 6.326%, 4/23/26	1,253	14
[a,b]8310986.SQ.FTS.B, 6.545%, 4/23/26	2,034	46
[a]8315066.SQ.FTS.B, 4.779%, 4/24/26	5,724	5,143
[a]8316584.SQ.FTS.B, 4.78%, 4/24/26	37	37
[a,b]8316445.SQ.FTS.B, 4.957%, 4/24/26	10,154	234
[a]8315868.SQ.FTS.B, 5.114%, 4/24/26	1,693	1,666
[a,b]8313533.SQ.FTS.B, 6.136%, 4/24/26	1,816	39
[a]8315846.SQ.FTS.B, 6.441%, 4/24/26	73	69
[a]8313568.SQ.FTS.B, 6.546%, 4/24/26	1,646	1,226
[a]8317690.SQ.FTS.B, 5.114%, 4/25/26	1,221	1,144
[a]8317674.SQ.FTS.B, 5.406%, 4/25/26	1,093	411
[a]8317433.SQ.FTS.B, 5.413%, 4/25/26	1,218	1,166
[a]8321089.SQ.FTS.B, 6.559%, 4/26/26	1,259	717
[a]8322538.SQ.FTS.B, 6.149%, 4/27/26	1,331	888
[a]8324605.SQ.FTS.B, 5.116%, 4/28/26	2,293	1,993
[a]8323551.SQ.FTS.B, 5.666%, 4/28/26	59	58
[a]8325733.SQ.FTS.B, 5.913%, 4/28/26	1,568	1,466
[a]8330966.SQ.FTS.B, 5.408%, 4/29/26	10,208	6,778
[a]8327958.SQ.FTS.B, 5.912%, 4/29/26	653	599
[a]8328083.SQ.FTS.B, 6.151%, 4/29/26	4,096	2,761
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8330680.SQ.FTS.B, 6.534%, 4/29/26	$596	$417
[a]8330043.SQ.FTS.B, 6.667%, 4/29/26	92	88
[a]8337918.SQ.FTS.B, 4.78%, 4/30/26	8,348	7,619
[a]8333227.SQ.FTS.B, 4.781%, 4/30/26	7,143	4,901
[a,b]8332292.SQ.FTS.B, 5.111%, 4/30/26	4,999	2,315
[a]8336941.SQ.FTS.B, 5.114%, 4/30/26	519	504
[a]8340102.SQ.FTS.B, 5.398%, 4/30/26	1,219	818
[a,b]8333216.SQ.FTS.B, 5.66%, 4/30/26	2,061	1,398
[a,b]8332399.SQ.FTS.B, 6.15%, 4/30/26	20,377	326
[a]8339541.SQ.FTS.B, 6.315%, 4/30/26	1,895	473
[a]8339553.SQ.FTS.B, 6.412%, 4/30/26	160	116
[a]8333157.SQ.FTS.B, 6.682%, 4/30/26	2,082	707
[a,b]8340759.SQ.FTS.B, 5.915%, 5/01/26	1,001	678
[a,b]8340885.SQ.FTS.B, 6.33%, 5/01/26	1,640	44
[a]8341323.SQ.FTS.B, 6.421%, 5/01/26	2,840	1,193
[a]8343577.SQ.FTS.B, 6.547%, 5/01/26	10,807	7,601
[a,b]8344811.SQ.FTS.B, 5.404%, 5/02/26	5,262	95
[a]8344256.SQ.FTS.B, 5.675%, 5/02/26	767	621
[a,b]8344755.SQ.FTS.B, 6.661%, 5/02/26	990	18
[a]8345124.SQ.FTS.B, 5.402%, 5/03/26	2,319	1,500
[a]8345516.SQ.FTS.B, 5.407%, 5/03/26	1,058	1,020
[a,b]8345591.SQ.FTS.B, 6.408%, 5/03/26	497	35
[a]8349679.SQ.FTS.B, 4.778%, 5/04/26	2,648	2,442
[a]8347607.SQ.FTS.B, 4.779%, 5/04/26	11,753	8,963
[a]8347937.SQ.FTS.B, 5.115%, 5/04/26	1,565	1,495
[a]8348817.SQ.FTS.B, 5.116%, 5/04/26	4,937	3,718
[a]8347238.SQ.FTS.B, 5.409%, 5/04/26	1,872	1,394
[a,b]8345940.SQ.FTS.B, 5.913%, 5/04/26	17,445	292
[a]8348474.SQ.FTS.B, 6.439%, 5/04/26	454	303
[a,b]8351268.SQ.FTS.B, 5.66%, 5/05/26	7,356	4,367
[a]8353154.SQ.FTS.B, 5.66%, 5/05/26	2,575	2,209
[a]8352958.SQ.FTS.B, 5.912%, 5/05/26	7,714	5,856
[a]8353040.SQ.FTS.B, 6.147%, 5/05/26	978	876
[a]8351528.SQ.FTS.B, 6.321%, 5/05/26	1,419	808
[a]8355418.SQ.FTS.B, 4.777%, 5/06/26	993	968
[a]8355680.SQ.FTS.B, 5.115%, 5/06/26	3,100	2,644
[a]8355818.SQ.FTS.B, 6.148%, 5/06/26	1,594	1,485
[a,b]8354862.SQ.FTS.B, 6.422%, 5/06/26	26,607	541
[a]8355919.SQ.FTS.B, 6.422%, 5/06/26	55,032	22,115
[a]8362955.SQ.FTS.B, 5.117%, 5/07/26	2,875	2,178
[a]8364366.SQ.FTS.B, 5.408%, 5/07/26	26,901	10,496
[a]8360992.SQ.FTS.B, 5.66%, 5/07/26	9,976	7,068
[a]8360909.SQ.FTS.B, 5.904%, 5/07/26	626	459
[a]8363762.SQ.FTS.B, 6.151%, 5/07/26	14,261	5,114
[a]8361519.SQ.FTS.B, 6.42%, 5/07/26	4,079	1,468
[a,b]8364244.SQ.FTS.B, 6.42%, 5/07/26	6,508	124

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	39

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]8362533.SQ.FTS.B, 6.422%, 5/07/26	$27,306	$561
[a]8365908.SQ.FTS.B, 6.134%, 5/08/26	511	281
[a,b]8367222.SQ.FTS.B, 6.152%, 5/08/26	1,870	546
[a,b]8365780.SQ.FTS.B, 6.154%, 5/08/26	1,207	656
[a]8369250.SQ.FTS.B, 4.78%, 5/10/26	7,863	6,587
[a]8369783.SQ.FTS.B, 4.78%, 5/10/26	1,073	1,037
[a,b]8369869.SQ.FTS.B, 5.92%, 5/10/26	2,956	38
[a]8369410.SQ.FTS.B, 6.569%, 5/10/26	141	124
[a]8370077.SQ.FTS.B, 5.622%, 5/11/26	71	62
[a]8370126.SQ.FTS.B, 5.66%, 5/11/26	528	168
[a]8370081.SQ.FTS.B, 6.141%, 5/11/26	1,550	552
[a]8370394.SQ.FTS.B, 6.151%, 5/11/26	3	3
[a]8374285.SQ.FTS.B, 6.148%, 5/12/26	1,703	1,339
[a]8374802.SQ.FTS.B, 6.421%, 5/12/26	3,005	2,762
[a]8373286.SQ.FTS.B, 6.681%, 5/12/26	561	425
[a,b]8375331.SQ.FTS.B, 4.957%, 5/13/26	5,243	2,771
[a]8377457.SQ.FTS.B, 5.115%, 5/13/26	300	287
[a]8376607.SQ.FTS.B, 6.153%, 5/13/26	3,027	2,170
[a]8381974.SQ.FTS.B, 5.912%, 5/14/26	3,109	2,856
[a]8381739.SQ.FTS.B, 6.154%, 5/14/26	3,844	2,802
[a]8381346.SQ.FTS.B, 6.426%, 5/14/26	379	323
[a]8382928.SQ.FTS.B, 6.691%, 5/14/26	497	155
[a]8387711.SQ.FTS.B, 4.78%, 5/15/26	104	103
[a,b]8384744.SQ.FTS.B, 4.965%, 5/15/26	903	9
[a]8384801.SQ.FTS.B, 6.537%, 5/15/26	1,389	899
[a]8385070.SQ.FTS.B, 6.681%, 5/15/26	349	205
[a]8388012.SQ.FTS.B, 4.962%, 5/16/26	242	106
[a,b]8389216.SQ.FTS.B, 4.95%, 5/17/26	2,640	30
[a]8389234.SQ.FTS.B, 5.116%, 5/17/26	2,290	2,048
[a]8389162.SQ.FTS.B, 5.12%, 5/17/26	1,838	1,462
[a]8388857.SQ.FTS.B, 5.66%, 5/17/26	23,746	17,496
[a]8389413.SQ.FTS.B, 6.419%, 5/17/26	568	157
[a]8392094.SQ.FTS.B, 5.913%, 5/18/26	3,980	3,033
[a,b]8391994.SQ.FTS.B, 6.325%, 5/18/26	1,074	21
[a,b]8392006.SQ.FTS.B, 6.415%, 5/18/26	2,186	21
[a,b]8394291.SQ.FTS.B, 6.417%, 5/19/26	982	457
[a]8399103.SQ.FTS.B, 5.115%, 5/20/26	5,764	5,183
[a]8400919.SQ.FTS.B, 6.425%, 5/20/26	1,980	1,321
[a,b]8400298.SQ.FTS.B, 6.551%, 5/20/26	1,063	259
[a]8405836.SQ.FTS.B, 4.779%, 5/21/26	24,885	12,110
[a]8405494.SQ.FTS.B, 5.666%, 5/21/26	1,039	979
[a,b]8407488.SQ.FTS.B, 6.327%, 5/21/26	8,012	187
[a]8412395.SQ.FTS.B, 5.66%, 5/22/26	1,672	1,351
[a]8413717.SQ.FTS.B, 4.777%, 5/23/26	4,574	3,381
[a]8413337.SQ.FTS.B, 4.786%, 5/23/26	2,104	1,623
[a]8414502.SQ.FTS.B, 4.782%, 5/24/26	2,811	2,375
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8414189.SQ.FTS.B, 5.114%, 5/24/26	$7,324	$6,042
[a]8416979.SQ.FTS.B, 6.152%, 5/25/26	502	417
[a,b]8417212.SQ.FTS.B, 6.535%, 5/25/26	2,610	18
[a]8424072.SQ.FTS.B, 5.111%, 5/26/26	3,417	3,287
[a]8424599.SQ.FTS.B, 5.411%, 5/26/26	727	720
[a,b]8423748.SQ.FTS.B, 6.421%, 5/26/26	27,432	570
[a]8421165.SQ.FTS.B, 6.672%, 5/26/26	27,974	8,833
[a]8427914.SQ.FTS.B, 4.78%, 5/27/26	8,875	7,082
[a]8429942.SQ.FTS.B, 6.42%, 5/27/26	4,346	2,642
[a]8432282.SQ.FTS.B, 5.66%, 5/28/26	604	298
[a]8432287.SQ.FTS.B, 5.911%, 5/28/26	7,075	4,679
[a]8436420.SQ.FTS.B, 5.113%, 5/29/26	9,201	7,619
[a]8434105.SQ.FTS.B, 5.406%, 5/29/26	59	58
[a]8432926.SQ.FTS.B, 5.414%, 5/29/26	1,549	1,337
[a,b]8438415.SQ.FTS.B, 6.545%, 6/01/26	5,967	89
[a]8443850.SQ.FTS.B, 4.78%, 6/02/26	1,005	1,000
[a]8443128.SQ.FTS.B, 5.113%, 6/02/26	19,371	13,254
[a,b]8442301.SQ.FTS.B, 5.913%, 6/02/26	20,473	313
[a]8441924.SQ.FTS.B, 6.435%, 6/02/26	1,069	594
[a]8446230.SQ.FTS.B, 4.78%, 6/03/26	1,420	1,025
[a]8444305.SQ.FTS.B, 4.786%, 6/03/26	789	754
[a]8446740.SQ.FTS.B, 5.409%, 6/03/26	9,339	8,339
[a,b]8448116.SQ.FTS.B, 5.416%, 6/03/26	3,110	912
[a]8444651.SQ.FTS.B, 5.907%, 6/03/26	1,511	1,080
[a]8451510.SQ.FTS.B, 4.769%, 6/04/26	487	474
[a]8450587.SQ.FTS.B, 4.777%, 6/04/26	1,039	999
[a]8452091.SQ.FTS.B, 4.777%, 6/04/26	67	67
[a]8449473.SQ.FTS.B, 5.912%, 6/04/26	769	414
[a]8453472.SQ.FTS.B, 5.912%, 6/04/26	7,559	5,941
[a]8450845.SQ.FTS.B, 6.418%, 6/04/26	45	45
[a]8451169.SQ.FTS.B, 6.421%, 6/04/26	3,827	2,630
[a]8449446.SQ.FTS.B, 6.511%, 6/04/26	235	182
[a]8458289.SQ.FTS.B, 4.773%, 6/05/26	87	87
[a]8457754.SQ.FTS.B, 4.962%, 6/05/26	2,809	1,465
[a,b]8457662.SQ.FTS.B, 5.113%, 6/05/26	3,523	83
[a,b]8459389.SQ.FTS.B, 5.629%, 6/05/26	1,388	22
[a]8457284.SQ.FTS.B, 6.672%, 6/05/26	4,021	3,371
[a]8461925.SQ.FTS.B, 4.78%, 6/06/26	3,501	3,009
[a,b]8466686.SQ.FTS.B, 6.564%, 6/07/26	1,101	15
[a]8471753.SQ.FTS.B, 4.778%, 6/09/26	327	326
[a]8472266.SQ.FTS.B, 4.783%, 6/09/26	4,406	3,457
[a,b]8468141.SQ.FTS.B, 5.113%, 6/09/26	3,610	68
[a]8468391.SQ.FTS.B, 5.114%, 6/09/26	7,370	5,449
[a]8470584.SQ.FTS.B, 5.409%, 6/09/26	2,054	1,983
[a]8469972.SQ.FTS.B, 5.418%, 6/09/26	1,069	827
[a,b]8470076.SQ.FTS.B, 6.43%, 6/09/26	3,091	1,075

40	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]8473553.SQ.FTS.B, 4.95%, 6/10/26	$3,402	$67
[a]8474399.SQ.FTS.B, 5.409%, 6/10/26	122	119
[a]8473230.SQ.FTS.B, 5.668%, 6/10/26	2,304	1,662
[a]8476205.SQ.FTS.B, 5.904%, 6/10/26	106	100
[a]8472904.SQ.FTS.B, 6.138%, 6/10/26	1,464	932
[a,b]8474805.SQ.FTS.B, 6.148%, 6/10/26	2,862	868
[a]8474473.SQ.FTS.B, 6.164%, 6/10/26	273	259
[a]8476356.SQ.FTS.B, 6.417%, 6/10/26	4,733	2,673
[a]8473287.SQ.FTS.B, 6.419%, 6/10/26	2,497	731
[a]8474869.SQ.FTS.B, 6.423%, 6/10/26	8,195	4,328
[a]8479375.SQ.FTS.B, 4.78%, 6/11/26	2,033	1,797
[a]8477360.SQ.FTS.B, 4.781%, 6/11/26	359	357
[a]8478806.SQ.FTS.B, 4.781%, 6/11/26	6,221	5,412
[a,b]8479076.SQ.FTS.B, 5.912%, 6/11/26	9,942	3,226
[a]8480047.SQ.FTS.B, 6.422%, 6/11/26	2,485	1,642
[a]8484073.SQ.FTS.B, 4.78%, 6/12/26	6,336	6,137
[a]8492082.SQ.FTS.B, 4.779%, 6/13/26	1,498	1,485
[a]8490409.SQ.FTS.B, 5.113%, 6/13/26	31,321	21,996
[a]8492250.SQ.FTS.B, 5.113%, 6/13/26	133	132
[a]8490078.SQ.FTS.B, 5.115%, 6/13/26	3,862	3,542
[a]8489082.SQ.FTS.B, 5.632%, 6/13/26	267	158
[a]8491909.SQ.FTS.B, 5.911%, 6/13/26	1,547	1,522
[a]8491602.SQ.FTS.B, 6.164%, 6/13/26	168	155
[a]8492413.SQ.FTS.B, 6.546%, 6/13/26	5,465	3,446
[a]8491451.SQ.FTS.B, 6.671%, 6/13/26	3,919	2,425
[a,b]8492838.SQ.FTS.B, 4.778%, 6/14/26	2,867	74
[a]8492723.SQ.FTS.B, 4.784%, 6/14/26	915	900
[a,b]8492468.SQ.FTS.B, 6.679%, 6/14/26	1,684	406
[a]8496616.SQ.FTS.B, 4.783%, 6/16/26	2,939	2,684
[a,b]8497156.SQ.FTS.B, 4.953%, 6/16/26	3,421	56
[a]8495024.SQ.FTS.B, 5.409%, 6/16/26	4,043	3,624
[a]8496191.SQ.FTS.B, 5.632%, 6/16/26	4,753	2,829
[a]8495625.SQ.FTS.B, 5.912%, 6/16/26	17,302	10,196
[a]8498105.SQ.FTS.B, 6.15%, 6/16/26	2,941	2,828
[a]8499776.SQ.FTS.B, 4.713%, 6/17/26	1,216	985
[a]8502513.SQ.FTS.B, 4.779%, 6/17/26	4,721	4,521
[a]8502732.SQ.FTS.B, 4.779%, 6/17/26	5,421	5,184
[a]8499247.SQ.FTS.B, 4.78%, 6/17/26	14	14
[a]8502261.SQ.FTS.B, 5.117%, 6/17/26	585	537
[a]8499199.SQ.FTS.B, 6.114%, 6/17/26	1,767	777
[a]8502495.SQ.FTS.B, 6.355%, 6/17/26	509	253
[a]8503947.SQ.FTS.B, 5.031%, 6/18/26	1,333	1,324
[a]8503664.SQ.FTS.B, 5.625%, 6/18/26	950	441
[a,b]8503520.SQ.FTS.B, 6.675%, 6/18/26	1,891	1,419
[a]8509782.SQ.FTS.B, 4.718%, 6/19/26	7,996	7,007
[a]8512975.SQ.FTS.B, 4.936%, 6/19/26	9,791	5,656
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8509437.SQ.FTS.B, 5.031%, 6/19/26	$3,196	$3,102
[a]8510453.SQ.FTS.B, 5.35%, 6/19/26	2,339	2,052
[a,b]8511595.SQ.FTS.B, 5.66%, 6/19/26	1,686	36
[a]8514464.SQ.FTS.B, 4.716%, 6/20/26	804	769
[a]8514047.SQ.FTS.B, 4.717%, 6/20/26	3,130	3,045
[a]8516928.SQ.FTS.B, 4.719%, 6/20/26	3,497	3,366
[a,b]8517116.SQ.FTS.B, 4.778%, 6/20/26	3,113	932
[a]8517643.SQ.FTS.B, 4.779%, 6/20/26	13,379	11,240
[a,b]8517465.SQ.FTS.B, 5.597%, 6/20/26	20,046	347
[a]8515165.SQ.FTS.B, 6.434%, 6/20/26	1,010	626
[a]8517064.SQ.FTS.B, 6.453%, 6/20/26	473	418
[a]8519610.SQ.FTS.B, 5.031%, 6/21/26	765	321
[a,b]8518824.SQ.FTS.B, 5.914%, 6/21/26	4,617	90
[a]8518969.SQ.FTS.B, 6.442%, 6/21/26	266	250
[a]8520520.SQ.FTS.B, 4.708%, 6/22/26	650	638
[a]8524516.SQ.FTS.B, 4.777%, 6/23/26	1,336	1,323
[a]8521233.SQ.FTS.B, 4.952%, 6/23/26	1,451	893
[a]8522951.SQ.FTS.B, 5.348%, 6/23/26	5,721	3,627
[a]8521799.SQ.FTS.B, 5.618%, 6/23/26	833	596
[a]8524961.SQ.FTS.B, 6.104%, 6/23/26	1,774	1,401
[a]8523155.SQ.FTS.B, 6.447%, 6/23/26	429	348
[a]8525012.SQ.FTS.B, 6.463%, 6/23/26	497	394
[a]8526636.SQ.FTS.B, 5.031%, 6/24/26	7,003	6,477
[a]8525872.SQ.FTS.B, 6.144%, 6/24/26	1,385	660
[a,b]8530878.SQ.FTS.B, 4.719%, 6/25/26	7,095	6,346
[a]8531017.SQ.FTS.B, 5.599%, 6/25/26	1,422	1,261
[a]8532244.SQ.FTS.B, 4.717%, 6/26/26	3,654	3,529
[a]8533163.SQ.FTS.B, 4.72%, 6/26/26	9,099	3,575
[a]8532557.SQ.FTS.B, 5.606%, 6/26/26	1,416	982
[a]8532163.SQ.FTS.B, 5.909%, 6/26/26	2,186	688
[a]8536923.SQ.FTS.B, 5.408%, 6/27/26	7,714	4,607
[a,b]8535243.SQ.FTS.B, 5.598%, 6/27/26	22,666	590
[a]8537208.SQ.FTS.B, 6.103%, 6/27/26	6,556	4,487
[a,b]8536360.SQ.FTS.B, 6.446%, 6/27/26	7,315	83
[a]8540471.SQ.FTS.B, 4.717%, 6/29/26	6,206	5,910
[a,b]8540713.SQ.FTS.B, 5.347%, 6/29/26	41,850	564
[a,b]8540292.SQ.FTS.B, 6.445%, 6/29/26	1,849	1,468
[a]8545182.SQ.FTS.B, 4.717%, 6/30/26	8,523	6,213
[a]8546901.SQ.FTS.B, 4.717%, 6/30/26	123	123
[a]8547300.SQ.FTS.B, 4.717%, 6/30/26	5,079	4,869
[a]8547757.SQ.FTS.B, 4.717%, 6/30/26	695	685
[a]8546373.SQ.FTS.B, 4.719%, 6/30/26	2,804	2,753
[a]8546179.SQ.FTS.B, 4.769%, 6/30/26	805	743
[a,b]8547282.SQ.FTS.B, 4.938%, 6/30/26	1,283	511
[a]8541549.SQ.FTS.B, 5.031%, 6/30/26	153	148
[a]8546141.SQ.FTS.B, 5.031%, 6/30/26	3,225	1,576

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	41

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8545786.SQ.FTS.B, 5.346%, 6/30/26	$249	$243
[a]8542406.SQ.FTS.B, 5.612%, 6/30/26	119	117
[a]8542002.SQ.FTS.B, 6.091%, 6/30/26	765	611
[a]8545628.SQ.FTS.B, 6.284%, 6/30/26	348	299
[a]8547838.SQ.FTS.B, 6.447%, 6/30/26	850	550
[a,b]8542402.SQ.FTS.B, 6.47%, 6/30/26	1,225	585
[a]8550885.SQ.FTS.B, 4.717%, 7/01/26	7,741	7,125
[a]8550545.SQ.FTS.B, 5.601%, 7/01/26	3,365	2,738
[a]8550441.SQ.FTS.B, 6.095%, 7/01/26	3,459	845
[a]8550455.SQ.FTS.B, 6.1%, 7/01/26	307	285
[a,b]8551699.SQ.FTS.B, 4.717%, 7/02/26	6,213	1,784
[a]8552265.SQ.FTS.B, 4.717%, 7/02/26	228	223
[a]8552680.SQ.FTS.B, 4.717%, 7/02/26	8,497	8,152
[a]8553581.SQ.FTS.B, 4.717%, 7/02/26	17	17
[a]8551592.SQ.FTS.B, 4.722%, 7/02/26	2,306	2,191
[a]8552282.SQ.FTS.B, 5.031%, 7/02/26	3,571	3,478
[a]8551424.SQ.FTS.B, 5.348%, 7/02/26	2,678	2,496
[a,b]8551383.SQ.FTS.B, 5.637%, 7/02/26	394	9
[a]8552547.SQ.FTS.B, 5.912%, 7/02/26	604	590
[a]8553935.SQ.FTS.B, 6.424%, 7/02/26	2,135	1,159
[a,b]8553490.SQ.FTS.B, 6.444%, 7/02/26	8,564	4,310
[a,b]8553825.SQ.FTS.B, 6.447%, 7/02/26	6,467	103
[a]8558540.SQ.FTS.B, 4.716%, 7/03/26	2,554	2,114
[a]8555800.SQ.FTS.B, 4.722%, 7/03/26	1,625	1,564
[a]8558497.SQ.FTS.B, 4.952%, 7/03/26	598	380
[a]8555629.SQ.FTS.B, 5.031%, 7/03/26	7,729	4,814
[a]8557966.SQ.FTS.B, 5.031%, 7/03/26	1,135	1,130
[a,b]8555106.SQ.FTS.B, 5.597%, 7/03/26	37,629	14,223
[a]8556574.SQ.FTS.B, 5.911%, 7/03/26	3,312	3,081
[a,b]8555525.SQ.FTS.B, 5.915%, 7/03/26	7,992	197
[a]8557033.SQ.FTS.B, 6.448%, 7/03/26	4,626	3,860
[a]8559173.SQ.FTS.B, 4.717%, 7/04/26	2,037	1,902
[a,b]8559144.SQ.FTS.B, 4.935%, 7/04/26	1,312	617
[a]8559060.SQ.FTS.B, 5.036%, 7/04/26	3,664	1,108
[a]8560397.SQ.FTS.B, 5.031%, 7/05/26	3,296	2,926
[a]8560928.SQ.FTS.B, 5.598%, 7/05/26	6,259	5,894
[a]8560367.SQ.FTS.B, 6.3%, 7/05/26	35	33
[a]8592543.SQ.FTS.B, 4.706%, 7/06/26	482	457
[a,b]8572345.SQ.FTS.B, 4.924%, 7/06/26	2,282	30
[a,b]8561850.SQ.FTS.B, 4.939%, 7/06/26	3,978	44
[a]8591863.SQ.FTS.B, 4.941%, 7/06/26	1,572	364
[a]8564616.SQ.FTS.B, 5.596%, 7/06/26	5,189	2,506
[a]8592590.SQ.FTS.B, 5.613%, 7/06/26	453	441
[a]8561613.SQ.FTS.B, 5.902%, 7/06/26	537	500
[a]8562871.SQ.FTS.B, 5.913%, 7/06/26	3,008	2,011
[a]8561563.SQ.FTS.B, 6.089%, 7/06/26	463	438
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8581913.SQ.FTS.B, 6.448%, 7/06/26	$3,477	$2,191
[a]8595911.SQ.FTS.B, 5.347%, 7/07/26	19,698	14,129
[a]8596541.SQ.FTS.B, 5.367%, 7/07/26	652	523
[a]8595818.SQ.FTS.B, 5.593%, 7/07/26	2,277	649
[a]8593033.SQ.FTS.B, 5.597%, 7/07/26	2,348	36
[a,b]8594664.SQ.FTS.B, 5.603%, 7/07/26	2,698	53
[a,b]8599234.SQ.FTS.B, 4.717%, 7/08/26	42,728	922
[a]8599843.SQ.FTS.B, 4.718%, 7/08/26	18,753	16,414
[a]8598140.SQ.FTS.B, 4.719%, 7/08/26	2,652	2,600
[a]8599492.SQ.FTS.B, 4.946%, 7/08/26	360	192
[a]8602566.SQ.FTS.B, 4.72%, 7/09/26	1,440	1,427
[a]8604048.SQ.FTS.B, 5.016%, 7/09/26	216	210
[a]8604707.SQ.FTS.B, 5.027%, 7/09/26	754	743
[a]8605021.SQ.FTS.B, 5.031%, 7/09/26	28,489	25,382
[a]8602305.SQ.FTS.B, 5.348%, 7/09/26	5,205	4,460
[a,b]8604749.SQ.FTS.B, 6.438%, 7/09/26	2,042	18
[a]8606964.SQ.FTS.B, 4.717%, 7/10/26	4,603	3,562
[a]8608944.SQ.FTS.B, 4.717%, 7/10/26	339	339
[a]8606334.SQ.FTS.B, 4.718%, 7/10/26	835	834
[a]8607390.SQ.FTS.B, 4.718%, 7/10/26	5,520	5,460
[a]8608563.SQ.FTS.B, 5.031%, 7/10/26	6,206	6,150
[a,b]8607126.SQ.FTS.B, 6.45%, 7/10/26	6,684	126
[a]8609698.SQ.FTS.B, 4.708%, 7/11/26	344	342
[a]8609535.SQ.FTS.B, 4.717%, 7/11/26	4,666	4,575
[a]8609793.SQ.FTS.B, 6.101%, 7/11/26	1,277	739
[a,b]8609977.SQ.FTS.B, 6.289%, 7/11/26	5,916	46
[a]8609710.SQ.FTS.B, 6.443%, 7/11/26	790	752
[a]8610580.SQ.FTS.B, 5.346%, 7/12/26	23,352	16,449
[a]8610332.SQ.FTS.B, 5.602%, 7/12/26	1,807	1,585
[a]8613886.SQ.FTS.B, 6.101%, 7/13/26	16,067	4,776
[a]8612475.SQ.FTS.B, 6.297%, 7/13/26	969	518
[a]8616978.SQ.FTS.B, 4.717%, 7/14/26	19,635	19,157
[a]8615833.SQ.FTS.B, 4.718%, 7/14/26	1,719	1,711
[a]8616468.SQ.FTS.B, 5.912%, 7/14/26	9,831	7,832
[a]8616687.SQ.FTS.B, 6.448%, 7/14/26	8,392	2,860
[a,b]8616385.SQ.FTS.B, 6.453%, 7/14/26	2,849	45
[a]8621549.SQ.FTS.B, 4.939%, 7/15/26	1,572	360
[a]8618231.SQ.FTS.B, 5.031%, 7/15/26	5,932	4,933
[a]8618922.SQ.FTS.B, 5.031%, 7/15/26	8,066	7,689
[a]8620862.SQ.FTS.B, 6.445%, 7/15/26	5,415	1,032
[a]8627969.SQ.FTS.B, 4.715%, 7/16/26	1,560	1,504
[a]8627926.SQ.FTS.B, 4.946%, 7/16/26	1,447	328
[a,b]8627043.SQ.FTS.B, 5.635%, 7/16/26	2,130	37
[a]8626995.SQ.FTS.B, 5.906%, 7/16/26	2,314	1,779
[a,b]8627581.SQ.FTS.B, 6.102%, 7/16/26	13,107	153
[a]8630033.SQ.FTS.B, 5.346%, 7/17/26	5,596	5,403

42	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]8630523.SQ.FTS.B, 5.346%, 7/17/26	$9,588	$218
[a]8629935.SQ.FTS.B, 5.348%, 7/17/26	2,387	2,177
[a]8631607.SQ.FTS.B, 5.595%, 7/17/26	2,715	2,326
[a,b]8631766.SQ.FTS.B, 5.912%, 7/17/26	27,586	19,348
[a]8631516.SQ.FTS.B, 5.915%, 7/17/26	2,453	2,155
[a]8631952.SQ.FTS.B, 4.719%, 7/18/26	6,337	5,792
[a]8632216.SQ.FTS.B, 4.719%, 7/18/26	6,028	5,649
[a,b]8632155.SQ.FTS.B, 5.599%, 7/18/26	8,785	176
[a]8631847.SQ.FTS.B, 6.11%, 7/18/26	76	74
[a]8632737.SQ.FTS.B, 4.714%, 7/19/26	1,790	1,371
[a,b]8632673.SQ.FTS.B, 5.348%, 7/19/26	4,602	3,343
[a]8632818.SQ.FTS.B, 6.302%, 7/19/26	112	105
[a]8633357.SQ.FTS.B, 4.717%, 7/20/26	3,269	3,010
[a]8633721.SQ.FTS.B, 4.72%, 7/20/26	2,335	2,302
[a]8633800.SQ.FTS.B, 4.734%, 7/20/26	829	762
[a]8633867.SQ.FTS.B, 4.741%, 7/20/26	610	537
[a]8633268.SQ.FTS.B, 5.031%, 7/20/26	4,156	4,046
[a]8635886.SQ.FTS.B, 4.717%, 7/21/26	6,417	4,834
[a]8636253.SQ.FTS.B, 5.031%, 7/21/26	7	7
[a]8634810.SQ.FTS.B, 6.272%, 7/21/26	202	123
[a]8639830.SQ.FTS.B, 4.712%, 7/22/26	956	927
[a]8639870.SQ.FTS.B, 4.715%, 7/22/26	1,554	1,475
[a]8637766.SQ.FTS.B, 4.718%, 7/22/26	147	147
[a]8638182.SQ.FTS.B, 4.72%, 7/22/26	945	939
[a,b]8640538.SQ.FTS.B, 4.942%, 7/22/26	1,019	16
[a,b]8639103.SQ.FTS.B, 4.953%, 7/22/26	217	49
[a]8639729.SQ.FTS.B, 5.34%, 7/22/26	847	780
[a]8638821.SQ.FTS.B, 5.343%, 7/22/26	2,519	802
[a]8639353.SQ.FTS.B, 6.101%, 7/22/26	22,443	18,091
[a]8640554.SQ.FTS.B, 6.101%, 7/22/26	9,209	7,761
[a]8640551.SQ.FTS.B, 6.458%, 7/22/26	392	324
[a]8646157.SQ.FTS.B, 4.715%, 7/23/26	1,434	958
[a]8644339.SQ.FTS.B, 4.717%, 7/23/26	316	313
[a]8644372.SQ.FTS.B, 4.717%, 7/23/26	621	617
[a]8644899.SQ.FTS.B, 4.717%, 7/23/26	11,131	11,038
[a]8644830.SQ.FTS.B, 4.722%, 7/23/26	2,446	2,331
[a]8646097.SQ.FTS.B, 5.6%, 7/23/26	4,544	3,573
[a]8642969.SQ.FTS.B, 6.101%, 7/23/26	10,087	8,737
[a]8645706.SQ.FTS.B, 6.453%, 7/23/26	952	162
[a]8650179.SQ.FTS.B, 4.715%, 7/24/26	3,509	2,678
[a]8648277.SQ.FTS.B, 4.717%, 7/24/26	23,576	23,204
[a]8649701.SQ.FTS.B, 4.719%, 7/24/26	4,729	4,269
[a]8647888.SQ.FTS.B, 4.722%, 7/24/26	48	48
[a]8647688.SQ.FTS.B, 4.939%, 7/24/26	729	344
[a]8649808.SQ.FTS.B, 5.031%, 7/24/26	5,579	4,735
[a]8649863.SQ.FTS.B, 5.041%, 7/24/26	1,548	484
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8648035.SQ.FTS.B, 5.61%, 7/24/26	$1,429	$1,133
[a,b]8649905.SQ.FTS.B, 6.292%, 7/24/26	4,379	49
[a]8648257.SQ.FTS.B, 6.453%, 7/24/26	14	13
[a]8650790.SQ.FTS.B, 4.717%, 7/25/26	3,442	3,400
[a]8651192.SQ.FTS.B, 4.717%, 7/25/26	1,797	1,779
[a]8651531.SQ.FTS.B, 4.717%, 7/25/26	255	253
[a]8651338.SQ.FTS.B, 5.031%, 7/25/26	3,665	2,460
[a]8651551.SQ.FTS.B, 6.278%, 7/25/26	376	292
[a]8652172.SQ.FTS.B, 5.6%, 7/26/26	4,390	3,506
[a,b]8652048.SQ.FTS.B, 6.095%, 7/26/26	4,708	88
[a,b]8651944.SQ.FTS.B, 6.45%, 7/26/26	4,157	78
[a]8653722.SQ.FTS.B, 4.716%, 7/27/26	1,728	1,702
[a]8654222.SQ.FTS.B, 5.031%, 7/27/26	6,651	3,591
[a]8653123.SQ.FTS.B, 6.44%, 7/27/26	101	92
[a]8659090.SQ.FTS.B, 4.717%, 7/28/26	6,259	6,079
[a]8660345.SQ.FTS.B, 4.718%, 7/28/26	5,022	4,928
[a]8661885.SQ.FTS.B, 4.731%, 7/28/26	335	332
[a]8659511.SQ.FTS.B, 5.345%, 7/28/26	896	877
[a]8661652.SQ.FTS.B, 5.348%, 7/28/26	2,181	2,005
[a,b]8661317.SQ.FTS.B, 5.35%, 7/28/26	4,850	97
[a]8667081.SQ.FTS.B, 4.716%, 7/29/26	7,505	5,586
[a]8666292.SQ.FTS.B, 4.717%, 7/29/26	6,765	6,647
[a]8665342.SQ.FTS.B, 5.031%, 7/29/26	16,285	12,525
[a]8666939.SQ.FTS.B, 5.346%, 7/29/26	5,853	3,688
[a]8662262.SQ.FTS.B, 5.912%, 7/29/26	4,835	3,153
[a]8662533.SQ.FTS.B, 6.101%, 7/29/26	15,856	7,513
[a]8662222.SQ.FTS.B, 6.114%, 7/29/26	222	210
[a]8666605.SQ.FTS.B, 6.447%, 7/29/26	1,080	570
[a]8662960.SQ.FTS.B, 6.452%, 7/29/26	961	540
[a]8662511.SQ.FTS.B, 6.461%, 7/29/26	476	379
[a]8674072.SQ.FTS.B, 4.717%, 7/30/26	13,670	10,697
[a,b]8672633.SQ.FTS.B, 4.923%, 7/30/26	697	9
[a]8673724.SQ.FTS.B, 5.336%, 7/30/26	130	128
[a]8674644.SQ.FTS.B, 5.338%, 7/30/26	2,696	1,694
[a]8673307.SQ.FTS.B, 5.595%, 7/30/26	1,530	1,384
[a]8672694.SQ.FTS.B, 6.102%, 7/30/26	4,574	3,935
[a]8677765.SQ.FTS.B, 4.717%, 7/31/26	8,771	8,038
[a]8678042.SQ.FTS.B, 4.717%, 7/31/26	9,929	7,196
[a]8679727.SQ.FTS.B, 4.72%, 7/31/26	1,862	1,802
[a]8678369.SQ.FTS.B, 4.721%, 7/31/26	565	562
[a]8677332.SQ.FTS.B, 5.593%, 7/31/26	1,673	1,492
[a,b]8675880.SQ.FTS.B, 6.443%, 7/31/26	1,484	823
[a,b]8677487.SQ.FTS.B, 6.448%, 7/31/26	28,028	212
[a]8680154.SQ.FTS.B, 4.717%, 8/01/26	6,009	5,337
[a]8680779.SQ.FTS.B, 4.719%, 8/01/26	5,784	5,483
[a]8680592.SQ.FTS.B, 5.351%, 8/01/26	4,948	2,880

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	43

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8680760.SQ.FTS.B, 5.616%, 8/01/26	$878	$475
[a]8681652.SQ.FTS.B, 5.592%, 8/02/26	1,448	1,342
[a]8681754.SQ.FTS.B, 6.101%, 8/02/26	1,095	735
[a]8681406.SQ.FTS.B, 6.449%, 8/02/26	1,012	865
[a]8681518.SQ.FTS.B, 6.453%, 8/02/26	2,579	1,842
[a]8687028.SQ.FTS.B, 4.715%, 8/03/26	2,046	2,018
[a]8684714.SQ.FTS.B, 4.717%, 8/03/26	8,970	8,499
[a]8686777.SQ.FTS.B, 4.717%, 8/03/26	4,812	4,283
[a]8687207.SQ.FTS.B, 4.718%, 8/03/26	13,708	13,430
[a]8684467.SQ.FTS.B, 4.719%, 8/03/26	6,529	5,888
[a]8686662.SQ.FTS.B, 4.719%, 8/03/26	1,684	1,636
[a,b]8686960.SQ.FTS.B, 5.031%, 8/03/26	6,243	109
[a]8686623.SQ.FTS.B, 5.346%, 8/03/26	22	22
[a]8685570.SQ.FTS.B, 5.591%, 8/03/26	1,725	1,040
[a,b]8686239.SQ.FTS.B, 5.914%, 8/03/26	10,192	185
[a]8687166.SQ.FTS.B, 6.444%, 8/03/26	1,837	1,332
[a]8690907.SQ.FTS.B, 4.71%, 8/04/26	274	272
[a]8691610.SQ.FTS.B, 4.71%, 8/04/26	413	410
[a]8691436.SQ.FTS.B, 4.715%, 8/04/26	3,389	1,633
[a]8690167.SQ.FTS.B, 4.72%, 8/04/26	1,372	1,319
[a,b]8691252.SQ.FTS.B, 4.934%, 8/04/26	593	455
[a]8692292.SQ.FTS.B, 5.031%, 8/04/26	5,795	5,478
[a,b]8687514.SQ.FTS.B, 5.348%, 8/04/26	12,872	7,131
[a]8692856.SQ.FTS.B, 6.445%, 8/04/26	4,921	2,602
[a]8690231.SQ.FTS.B, 6.45%, 8/04/26	5,060	3,146
[a,b]8691057.SQ.FTS.B, 6.451%, 8/04/26	1,988	20
[a]8697049.SQ.FTS.B, 4.721%, 8/05/26	1,692	1,613
[a]8694682.SQ.FTS.B, 4.722%, 8/05/26	2,898	2,557
[a]8697206.SQ.FTS.B, 5.341%, 8/05/26	2,173	1,639
[a]8695717.SQ.FTS.B, 6.095%, 8/05/26	2,865	1,518
[a]8695674.SQ.FTS.B, 6.289%, 8/05/26	1,157	1,004
[a]8698352.SQ.FTS.B, 6.439%, 8/05/26	669	412
[a]8704881.SQ.FTS.B, 4.718%, 8/06/26	488	484
[a]8701599.SQ.FTS.B, 5.346%, 8/06/26	1,753	1,731
[a]8701522.SQ.FTS.B, 5.596%, 8/06/26	1,618	1,482
[a]8705703.SQ.FTS.B, 6.116%, 8/06/26	302	281
[a]8701858.SQ.FTS.B, 6.294%, 8/06/26	1,387	733
[a]8710592.SQ.FTS.B, 5.027%, 8/07/26	1,722	1,064
[a]8709740.SQ.FTS.B, 5.347%, 8/07/26	681	661
[a]8709944.SQ.FTS.B, 6.092%, 8/07/26	1,734	1,382
[a]8709725.SQ.FTS.B, 6.442%, 8/07/26	443	404
[a]8706498.SQ.FTS.B, 6.447%, 8/07/26	77	74
[a]8711741.SQ.FTS.B, 4.717%, 8/08/26	2,301	2,234
[a]8711403.SQ.FTS.B, 4.719%, 8/08/26	393	391
[a]8711263.SQ.FTS.B, 5.596%, 8/08/26	1,226	1,180
[a]8711222.SQ.FTS.B, 6.448%, 8/08/26	879	813
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8711907.SQ.FTS.B, 4.721%, 8/09/26	$3,225	$3,046
[a]8712295.SQ.FTS.B, 5.031%, 8/09/26	5,916	2,076
[a]8712421.SQ.FTS.B, 5.586%, 8/09/26	768	374
[a]8712036.SQ.FTS.B, 5.899%, 8/09/26	892	255
[a]8716618.SQ.FTS.B, 4.717%, 8/10/26	49	49
[a]8714669.SQ.FTS.B, 4.721%, 8/10/26	169	169
[a]8715534.SQ.FTS.B, 5.351%, 8/10/26	1,647	1,551
[a]8714584.SQ.FTS.B, 6.099%, 8/10/26	823	611
[a,b]8716827.SQ.FTS.B, 6.104%, 8/10/26	2,119	49
[a]8713729.SQ.FTS.B, 6.105%, 8/10/26	1,005	737
[a]8717411.SQ.FTS.B, 6.439%, 8/10/26	972	755
[a]8716970.SQ.FTS.B, 6.45%, 8/10/26	3,521	1,864
[a]8720068.SQ.FTS.B, 5.911%, 8/11/26	31,238	21,286
[a]8720674.SQ.FTS.B, 5.915%, 8/11/26	86	84
[a]8721995.SQ.FTS.B, 6.113%, 8/11/26	565	538
[a]8722961.SQ.FTS.B, 4.712%, 8/12/26	1,667	1,597
[a]8724926.SQ.FTS.B, 5.031%, 8/12/26	596	591
[a]8725236.SQ.FTS.B, 5.031%, 8/12/26	3,093	2,909
[a]8722921.SQ.FTS.B, 5.66%, 8/12/26	454	287
[a]8725200.SQ.FTS.B, 6.093%, 8/12/26	694	661
[a]8723083.SQ.FTS.B, 6.101%, 8/12/26	16,892	12,262
[a]8732659.SQ.FTS.B, 4.715%, 8/13/26	6,383	4,998
[a]8731110.SQ.FTS.B, 4.717%, 8/13/26	2,225	1,650
[a]8731893.SQ.FTS.B, 4.717%, 8/13/26	7,702	7,609
[a]8732958.SQ.FTS.B, 4.717%, 8/13/26	5,312	4,295
[a]8734256.SQ.FTS.B, 4.717%, 8/13/26	2,167	2,138
[a]8731254.SQ.FTS.B, 5.031%, 8/13/26	1,706	1,462
[a]8733116.SQ.FTS.B, 5.031%, 8/13/26	9,757	9,473
[a]8734081.SQ.FTS.B, 5.344%, 8/13/26	3,449	3,204
[a]8733763.SQ.FTS.B, 5.346%, 8/13/26	1,938	1,908
[a]8734489.SQ.FTS.B, 5.598%, 8/13/26	2,792	2,483
[a]8731659.SQ.FTS.B, 6.1%, 8/13/26	984	953
[a,b]8735076.SQ.FTS.B, 6.103%, 8/13/26	1,324	263
[a]8732750.SQ.FTS.B, 6.105%, 8/13/26	123	120
[a,b]8732814.SQ.FTS.B, 6.289%, 8/13/26	2,158	25
[a,b]8731734.SQ.FTS.B, 6.449%, 8/13/26	1,315	878
[a]8738820.SQ.FTS.B, 4.717%, 8/14/26	7,868	7,818
[a,b]8738044.SQ.FTS.B, 5.031%, 8/14/26	12,511	158
[a]8736986.SQ.FTS.B, 5.349%, 8/14/26	6,255	4,610
[a]8737181.SQ.FTS.B, 5.597%, 8/14/26	18,986	18,437
[a]8738355.SQ.FTS.B, 5.927%, 8/14/26	396	369
[a]8736721.SQ.FTS.B, 6.102%, 8/14/26	1,751	1,652
[a]8739830.SQ.FTS.B, 5.63%, 8/15/26	1,664	236
[a,b]8740604.SQ.FTS.B, 4.715%, 8/16/26	6,686	73
[a]8740321.SQ.FTS.B, 6.289%, 8/16/26	3,354	2,320
[a]8740298.SQ.FTS.B, 6.304%, 8/16/26	205	174

44	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]8741770.SQ.FTS.B, 5.031%, 8/17/26	$5,154	$115
[a]8740836.SQ.FTS.B, 5.345%, 8/17/26	2,909	2,808
[a]8741383.SQ.FTS.B, 5.596%, 8/17/26	1,933	1,906
[a]8744604.SQ.FTS.B, 5.912%, 8/18/26	3,023	2,881
[a,b]8746269.SQ.FTS.B, 6.101%, 8/18/26	1,127	14
[a]8743880.SQ.FTS.B, 6.105%, 8/18/26	1,677	1,549
[a]8744514.SQ.FTS.B, 6.122%, 8/18/26	749	347
[a,b]8745954.SQ.FTS.B, 6.447%, 8/18/26	3,811	91
[a]8749050.SQ.FTS.B, 4.717%, 8/19/26	21,742	16,526
[a]8750220.SQ.FTS.B, 5.031%, 8/19/26	802	796
[a]8748544.SQ.FTS.B, 5.598%, 8/19/26	1,725	1,608
[a,b]8748662.SQ.FTS.B, 5.912%, 8/19/26	54,327	859
[a]8748330.SQ.FTS.B, 6.11%, 8/19/26	918	500
[a]8747688.SQ.FTS.B, 6.447%, 8/19/26	5,028	2,307
[a,b]8750040.SQ.FTS.B, 6.451%, 8/19/26	1,394	21
[a]8753305.SQ.FTS.B, 6.098%, 8/20/26	216	210
[a]8758803.SQ.FTS.B, 4.71%, 8/21/26	1,080	1,059
[a]8757740.SQ.FTS.B, 4.717%, 8/21/26	585	581
[a]8757806.SQ.FTS.B, 4.717%, 8/21/26	5,737	5,626
[a]8758856.SQ.FTS.B, 4.717%, 8/21/26	26,128	25,707
[a]8760663.SQ.FTS.B, 5.341%, 8/21/26	1,961	1,691
[a]8757068.SQ.FTS.B, 5.597%, 8/21/26	689	675
[a]8761140.SQ.FTS.B, 4.729%, 8/22/26	413	410
[a,b]8761597.SQ.FTS.B, 4.931%, 8/22/26	2,846	17
[a]8761244.SQ.FTS.B, 5.625%, 8/22/26	698	486
[a,b]8761792.SQ.FTS.B, 6.449%, 8/22/26	6,259	66
[a]8762803.SQ.FTS.B, 4.719%, 8/23/26	2,125	2,084
[a]8762304.SQ.FTS.B, 5.031%, 8/23/26	2,537	2,505
[a]8762394.SQ.FTS.B, 5.031%, 8/23/26	2,356	2,321
[a]8762539.SQ.FTS.B, 5.041%, 8/23/26	932	848
[a]8762704.SQ.FTS.B, 5.34%, 8/23/26	1,519	1,013
[a]8762480.SQ.FTS.B, 5.343%, 8/23/26	2,321	2,086
[a,b]8762072.SQ.FTS.B, 6.448%, 8/23/26	12,462	154
[a]8767360.SQ.FTS.B, 4.717%, 8/24/26	34,175	27,999
[a]8766354.SQ.FTS.B, 4.718%, 8/24/26	7,630	7,522
[a]8765158.SQ.FTS.B, 4.721%, 8/24/26	1,357	1,307
[a]8765466.SQ.FTS.B, 4.73%, 8/24/26	1,319	1,218
[a]8765282.SQ.FTS.B, 4.929%, 8/24/26	2,213	409
[a]8765325.SQ.FTS.B, 6.439%, 8/24/26	925	827
[a,b]8764323.SQ.FTS.B, 6.446%, 8/24/26	7,381	1,591
[a]8770518.SQ.FTS.B, 4.713%, 8/25/26	1,375	1,339
[a]8770644.SQ.FTS.B, 4.717%, 8/25/26	1,789	1,766
[a]8770437.SQ.FTS.B, 4.719%, 8/25/26	7,781	6,418
[a,b]8770401.SQ.FTS.B, 4.939%, 8/25/26	1,638	23
[a,b]8771824.SQ.FTS.B, 5.356%, 8/25/26	1,314	28
[a]8770705.SQ.FTS.B, 6.102%, 8/25/26	6,928	6,245
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8776086.SQ.FTS.B, 4.717%, 8/26/26	$1,592	$1,585
[a]8775795.SQ.FTS.B, 5.909%, 8/26/26	5,807	3,770
[a]8775938.SQ.FTS.B, 6.096%, 8/26/26	846	789
[a,b]8773519.SQ.FTS.B, 6.289%, 8/26/26	12,595	258
[a]8775508.SQ.FTS.B, 6.454%, 8/26/26	2,460	1,552
[a]8779876.SQ.FTS.B, 4.715%, 8/27/26	1,447	1,433
[a]8780880.SQ.FTS.B, 4.717%, 8/27/26	6,991	5,264
[a]8782555.SQ.FTS.B, 4.72%, 8/27/26	5,447	4,920
[a]8779842.SQ.FTS.B, 5.031%, 8/27/26	896	786
[a]8780769.SQ.FTS.B, 5.34%, 8/27/26	1,116	1,080
[a]8783807.SQ.FTS.B, 5.595%, 8/27/26	3,521	1,852
[a]8780857.SQ.FTS.B, 6.267%, 8/27/26	497	359
[a]8782013.SQ.FTS.B, 6.446%, 8/27/26	25,994	13,888
[a]8784012.SQ.FTS.B, 4.717%, 8/28/26	4,108	4,080
[a]8787368.SQ.FTS.B, 4.717%, 8/28/26	9,097	8,876
[a]8786772.SQ.FTS.B, 4.721%, 8/28/26	1,399	1,387
[a]8786350.SQ.FTS.B, 4.728%, 8/28/26	1,093	1,043
[a]8787750.SQ.FTS.B, 4.738%, 8/28/26	558	530
[a]8785078.SQ.FTS.B, 5.917%, 8/28/26	992	977
[a,b]8788129.SQ.FTS.B, 6.297%, 8/28/26	2,306	28
[a]8786823.SQ.FTS.B, 6.447%, 8/28/26	3,492	2,450
[a]8789222.SQ.FTS.B, 4.717%, 9/01/26	797	725
[a]8789475.SQ.FTS.B, 4.717%, 9/01/26	1,519	1,500
[a]8789135.SQ.FTS.B, 5.344%, 9/01/26	1,625	1,604
[a]8789114.SQ.FTS.B, 5.597%, 9/01/26	1,834	1,542
[a]8789863.SQ.FTS.B, 5.598%, 9/01/26	2,712	2,588
[a,b]8789760.SQ.FTS.B, 6.094%, 9/01/26	4,612	692
[a]8789620.SQ.FTS.B, 6.447%, 9/01/26	1,458	952
[a]8790416.SQ.FTS.B, 4.719%, 9/02/26	5,153	5,039
[a]8790172.SQ.FTS.B, 4.722%, 9/02/26	1,008	991
[a]8792148.SQ.FTS.B, 4.712%, 9/03/26	2,002	1,946
[a]8792270.SQ.FTS.B, 4.715%, 9/03/26	2,427	2,379
[a]8794915.SQ.FTS.B, 4.738%, 9/03/26	504	491
[a,b]8793066.SQ.FTS.B, 4.937%, 9/03/26	2,425	17
[a,b]8790902.SQ.FTS.B, 5.344%, 9/03/26	4,260	3,396
[a]8792017.SQ.FTS.B, 5.597%, 9/03/26	2,942	1,975
[a]8793458.SQ.FTS.B, 5.597%, 9/03/26	29,386	21,093
[a]8794375.SQ.FTS.B, 5.598%, 9/03/26	1,525	1,488
[a]8794817.SQ.FTS.B, 5.914%, 9/03/26	41	40
[a]8793999.SQ.FTS.B, 6.46%, 9/03/26	1,362	927
[a]8798801.SQ.FTS.B, 4.717%, 9/04/26	4,398	4,343
[a]8798733.SQ.FTS.B, 4.719%, 9/04/26	1,000	992
[a]8796898.SQ.FTS.B, 4.721%, 9/04/26	1,682	1,665
[a]8795518.SQ.FTS.B, 4.727%, 9/04/26	463	460
[a]8798958.SQ.FTS.B, 5.031%, 9/04/26	1,184	1,025
[a]8799475.SQ.FTS.B, 5.031%, 9/04/26	1,725	1,693

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	45

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8795948.SQ.FTS.B, 5.346%, 9/04/26	$7,191	$7,140
[a]8798784.SQ.FTS.B, 5.347%, 9/04/26	1,697	378
[a]8799069.SQ.FTS.B, 5.902%, 9/04/26	763	723
[a,b]8797767.SQ.FTS.B, 6.443%, 9/04/26	4,879	90
[a,b]8796879.SQ.FTS.B, 6.447%, 9/04/26	686	334
[a]8795309.SQ.FTS.B, 6.448%, 9/04/26	8,586	7,914
[a]8799168.SQ.FTS.B, 6.453%, 9/04/26	1,887	989
[a]8797037.SQ.FTS.B, 6.464%, 9/04/26	298	283
[a]8803128.SQ.FTS.B, 4.717%, 9/05/26	15,340	15,138
[a]8803601.SQ.FTS.B, 5.031%, 9/05/26	6,705	6,118
[a]8801426.SQ.FTS.B, 5.346%, 9/05/26	5,339	4,420
[a]8800369.SQ.FTS.B, 6.455%, 9/05/26	267	255
[a]8808087.SQ.FTS.B, 4.715%, 9/06/26	991	976
[a]8809654.SQ.FTS.B, 4.715%, 9/06/26	5,633	4,561
[a]8807369.SQ.FTS.B, 4.717%, 9/06/26	22,289	15,110
[a]8808137.SQ.FTS.B, 5.031%, 9/06/26	3,562	3,422
[a]8809923.SQ.FTS.B, 5.031%, 9/06/26	9,888	5,474
[a]8806314.SQ.FTS.B, 5.349%, 9/06/26	4,449	2,351
[a]8813727.SQ.FTS.B, 4.712%, 9/07/26	2,196	2,119
[a]8813315.SQ.FTS.B, 4.715%, 9/07/26	1,001	984
[a]8813836.SQ.FTS.B, 4.715%, 9/07/26	1,875	1,855
[a]8813473.SQ.FTS.B, 4.716%, 9/07/26	2,224	2,132
[a]8812752.SQ.FTS.B, 4.717%, 9/07/26	3,422	3,371
[a]8814270.SQ.FTS.B, 4.717%, 9/07/26	16,484	16,317
[a]8812085.SQ.FTS.B, 4.719%, 9/07/26	2,702	2,627
[a]8812972.SQ.FTS.B, 4.719%, 9/07/26	491	486
[a]8813523.SQ.FTS.B, 4.721%, 9/07/26	1,831	1,808
[a]8813216.SQ.FTS.B, 4.723%, 9/07/26	2,404	2,231
[a]8813810.SQ.FTS.B, 5.338%, 9/07/26	630	589
[a]8813693.SQ.FTS.B, 5.922%, 9/07/26	862	790
[a]8815588.SQ.FTS.B, 4.717%, 9/08/26	1,122	1,099
[a]8816075.SQ.FTS.B, 4.711%, 9/09/26	2,165	1,743
[a]8815640.SQ.FTS.B, 4.716%, 9/09/26	1,464	1,433
[a]8816131.SQ.FTS.B, 4.717%, 9/09/26	9,566	8,489
[a]8816272.SQ.FTS.B, 5.031%, 9/09/26	7,959	7,593
[a]8817238.SQ.FTS.B, 4.713%, 9/10/26	2,007	1,965
[a]8817729.SQ.FTS.B, 4.715%, 9/10/26	1,683	1,669
[a]8820101.SQ.FTS.B, 4.717%, 9/10/26	116	115
[a]8817077.SQ.FTS.B, 4.728%, 9/10/26	1,157	1,104
[a]8819236.SQ.FTS.B, 5.031%, 9/10/26	6,049	5,981
[a]8820580.SQ.FTS.B, 5.597%, 9/10/26	4,522	4,296
[a]8819206.SQ.FTS.B, 5.92%, 9/10/26	1,351	701
[a]8819233.SQ.FTS.B, 6.437%, 9/10/26	398	163
[a]8820753.SQ.FTS.B, 6.452%, 9/10/26	406	364
[a]8821540.SQ.FTS.B, 4.717%, 9/11/26	125	124
[a]8823877.SQ.FTS.B, 4.717%, 9/11/26	1,551	1,544
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8823819.SQ.FTS.B, 4.72%, 9/11/26	$3,617	$3,531
[a]8823792.SQ.FTS.B, 5.028%, 9/11/26	1,513	1,442
[a]8823219.SQ.FTS.B, 5.031%, 9/11/26	3,771	3,745
[a]8822677.SQ.FTS.B, 5.038%, 9/11/26	540	532
[a]8822510.SQ.FTS.B, 6.471%, 9/11/26	32	31
[a]8829260.SQ.FTS.B, 4.717%, 9/12/26	2,738	2,689
[a]8828014.SQ.FTS.B, 5.031%, 9/12/26	3,485	3,058
[a]8830058.SQ.FTS.B, 5.031%, 9/12/26	405	402
[a]8825701.SQ.FTS.B, 5.35%, 9/12/26	4,717	890
[a]8828135.SQ.FTS.B, 5.358%, 9/12/26	1,202	1,023
[a]8826143.SQ.FTS.B, 5.912%, 9/12/26	1,367	1,319
[a]8838852.SQ.FTS.B, 4.715%, 9/13/26	2,338	2,295
[a]8834664.SQ.FTS.B, 4.717%, 9/13/26	3,811	3,736
[a]8836681.SQ.FTS.B, 4.717%, 9/13/26	4,632	4,520
[a]8838966.SQ.FTS.B, 4.718%, 9/13/26	8,133	5,728
[a]8835008.SQ.FTS.B, 4.721%, 9/13/26	1,692	1,672
[a]8835526.SQ.FTS.B, 5.031%, 9/13/26	9,565	9,311
[a]8837203.SQ.FTS.B, 5.031%, 9/13/26	7,203	6,096
[a]8837752.SQ.FTS.B, 5.031%, 9/13/26	26,816	25,732
[a,b]8836851.SQ.FTS.B, 5.912%, 9/13/26	24,846	514
[a]8839021.SQ.FTS.B, 6.447%, 9/13/26	42,756	30,919
[a]8838919.SQ.FTS.B, 6.448%, 9/13/26	25	24
[a]8842061.SQ.FTS.B, 4.715%, 9/14/26	3,394	3,311
[a]8843092.SQ.FTS.B, 4.716%, 9/14/26	2,159	1,843
[a]8841131.SQ.FTS.B, 4.717%, 9/14/26	2,765	2,717
[a]8839870.SQ.FTS.B, 4.719%, 9/14/26	2,477	2,398
[a]8842351.SQ.FTS.B, 4.72%, 9/14/26	1,367	1,350
[a]8842727.SQ.FTS.B, 4.936%, 9/14/26	264	249
[a]8841952.SQ.FTS.B, 5.031%, 9/14/26	2,521	1,713
[a]8841986.SQ.FTS.B, 5.031%, 9/14/26	2,315	2,259
[a]8842685.SQ.FTS.B, 5.034%, 9/14/26	2,016	1,517
[a]8841626.SQ.FTS.B, 5.598%, 9/14/26	1,730	1,704
[a]8842754.SQ.FTS.B, 5.915%, 9/14/26	1,872	634
[a]8842789.SQ.FTS.B, 6.44%, 9/14/26	1,229	710
[a]8844282.SQ.FTS.B, 4.717%, 9/15/26	1,471	1,422
[a]8845115.SQ.FTS.B, 4.719%, 9/15/26	4,746	4,675
[a]8845651.SQ.FTS.B, 4.72%, 9/15/26	169	169
[a]8844633.SQ.FTS.B, 5.031%, 9/15/26	5,203	4,156
[a]8845741.SQ.FTS.B, 5.031%, 9/15/26	2,906	2,682
[a]8844521.SQ.FTS.B, 5.344%, 9/15/26	3,185	2,916
[a]8845925.SQ.FTS.B, 5.355%, 9/15/26	832	803
[a]8845493.SQ.FTS.B, 5.602%, 9/15/26	1,209	1,195
[a]8846040.SQ.FTS.B, 6.099%, 9/15/26	1,360	1,055
[a,b]8844207.SQ.FTS.B, 6.313%, 9/15/26	774	11
[a]8846318.SQ.FTS.B, 4.719%, 9/16/26	2,012	1,715
[a]8846377.SQ.FTS.B, 4.719%, 9/16/26	3,986	3,302

46	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8846802.SQ.FTS.B, 4.952%, 9/16/26	$1,048	$130
[a]8847166.SQ.FTS.B, 6.289%, 9/16/26	836	773
[a]8846785.SQ.FTS.B, 6.463%, 9/16/26	1,302	742
[a]8848531.SQ.FTS.B, 5.598%, 9/17/26	10,082	9,285
[a]8849373.SQ.FTS.B, 6.102%, 9/17/26	5,918	4,855
[a,b]8849329.SQ.FTS.B, 6.444%, 9/17/26	3,112	55
[a]8854650.SQ.FTS.B, 4.714%, 9/18/26	1,280	1,265
[a]8854705.SQ.FTS.B, 4.717%, 9/18/26	2,347	2,334
[a,b]8856054.SQ.FTS.B, 4.932%, 9/18/26	2,066	27
[a]8855848.SQ.FTS.B, 5.031%, 9/18/26	13,300	10,343
[a]8857471.SQ.FTS.B, 5.031%, 9/18/26	18,201	15,165
[a,b]8854037.SQ.FTS.B, 5.346%, 9/18/26	45,873	829
[a]8856216.SQ.FTS.B, 5.346%, 9/18/26	27,658	26,942
[a]8853822.SQ.FTS.B, 5.598%, 9/18/26	4,545	4,360
[a]8857808.SQ.FTS.B, 5.031%, 9/19/26	1,393	1,380
[a]8860956.SQ.FTS.B, 5.031%, 9/19/26	8,411	8,354
[a]8860687.SQ.FTS.B, 6.443%, 9/19/26	2,642	2,370
[a]8866627.SQ.FTS.B, 4.717%, 9/20/26	6,775	6,334
[a]8867899.SQ.FTS.B, 4.717%, 9/20/26	1,770	1,734
[a]8866821.SQ.FTS.B, 4.719%, 9/20/26	3,015	2,915
[a]8867299.SQ.FTS.B, 4.719%, 9/20/26	4,940	3,567
[a]8867865.SQ.FTS.B, 4.723%, 9/20/26	1,294	1,272
[a]8866443.SQ.FTS.B, 5.031%, 9/20/26	1,868	1,855
[a]8869585.SQ.FTS.B, 5.031%, 9/20/26	1,367	1,346
[a]8866747.SQ.FTS.B, 5.343%, 9/20/26	2,408	2,164
[a]8867120.SQ.FTS.B, 5.346%, 9/20/26	4,027	3,297
[a]8865003.SQ.FTS.B, 5.912%, 9/20/26	15,880	12,821
[a]8869600.SQ.FTS.B, 6.427%, 9/20/26	73	70
[a]8865971.SQ.FTS.B, 6.442%, 9/20/26	534	502
[a]8867464.SQ.FTS.B, 6.443%, 9/20/26	342	332
[a]8869835.SQ.FTS.B, 4.717%, 9/21/26	8,316	8,178
[a]8871439.SQ.FTS.B, 4.718%, 9/21/26	10,616	10,102
[a]8871367.SQ.FTS.B, 4.719%, 9/21/26	2,672	2,620
[a]8872233.SQ.FTS.B, 4.938%, 9/21/26	16,421	10,168
[a]8871049.SQ.FTS.B, 4.957%, 9/21/26	115	105
[a]8872976.SQ.FTS.B, 5.346%, 9/21/26	28,086	26,192
[a]8870251.SQ.FTS.B, 5.354%, 9/21/26	14	14
[a]8871686.SQ.FTS.B, 5.918%, 9/21/26	1,694	1,456
[a]8871299.SQ.FTS.B, 6.101%, 9/21/26	2,848	2,637
[a]8875186.SQ.FTS.B, 4.717%, 9/22/26	793	751
[a]8875784.SQ.FTS.B, 4.719%, 9/22/26	4,885	4,815
[a]8875759.SQ.FTS.B, 4.954%, 9/22/26	615	438
[a]8876001.SQ.FTS.B, 5.031%, 9/22/26	2,434	2,400
[a]8875674.SQ.FTS.B, 5.036%, 9/22/26	2,776	2,112
[a]8875910.SQ.FTS.B, 5.036%, 9/22/26	2,054	2,001
[a]8875938.SQ.FTS.B, 5.344%, 9/22/26	1,402	1,338
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8875891.SQ.FTS.B, 5.595%, 9/22/26	$323	$319
[a,b]8875261.SQ.FTS.B, 5.616%, 9/22/26	2,425	25
[a]8876073.SQ.FTS.B, 5.913%, 9/22/26	3,338	3,272
[a]8876716.SQ.FTS.B, 4.714%, 9/23/26	1,070	1,056
[a]8876656.SQ.FTS.B, 5.031%, 9/23/26	3,244	3,162
[a]8876920.SQ.FTS.B, 6.447%, 9/23/26	1,085	174
[a]8878180.SQ.FTS.B, 4.717%, 9/24/26	734	719
[a]8877253.SQ.FTS.B, 5.031%, 9/24/26	478	476
[a]8878197.SQ.FTS.B, 5.031%, 9/24/26	6,323	6,286
[a]8881459.SQ.FTS.B, 4.717%, 9/25/26	2,995	2,972
[a]8882014.SQ.FTS.B, 4.717%, 9/25/26	1,987	1,585
[a]8883088.SQ.FTS.B, 4.717%, 9/25/26	1,167	1,150
[a]8884506.SQ.FTS.B, 4.717%, 9/25/26	16,302	16,013
[a]8883131.SQ.FTS.B, 4.936%, 9/25/26	2,058	1,317
[a]8884936.SQ.FTS.B, 5.031%, 9/25/26	2,503	2,448
[a]8882668.SQ.FTS.B, 5.598%, 9/25/26	6,721	6,541
[a]8883687.SQ.FTS.B, 6.098%, 9/25/26	5,822	75
[a]8886302.SQ.FTS.B, 4.717%, 9/26/26	3,510	3,444
[a]8887594.SQ.FTS.B, 4.717%, 9/26/26	6,538	6,444
[a]8889880.SQ.FTS.B, 4.717%, 9/26/26	49,710	41,306
[a]8888177.SQ.FTS.B, 4.719%, 9/26/26	1,936	1,913
[a]8890741.SQ.FTS.B, 4.719%, 9/26/26	3,895	3,846
[a]8888564.SQ.FTS.B, 5.031%, 9/26/26	158	157
[a]8889516.SQ.FTS.B, 5.031%, 9/26/26	13,319	12,840
[a]8890666.SQ.FTS.B, 5.037%, 9/26/26	609	605
[a]8890646.SQ.FTS.B, 5.34%, 9/26/26	903	856
[a]8887086.SQ.FTS.B, 5.353%, 9/26/26	698	673
[a,b]8890694.SQ.FTS.B, 5.909%, 9/26/26	9,884	96
[a]8890937.SQ.FTS.B, 5.912%, 9/26/26	5,329	5,115
[a]8886793.SQ.FTS.B, 6.101%, 9/26/26	3,475	2,656
[a]8888258.SQ.FTS.B, 6.449%, 9/26/26	1,622	1,522
[a,b]8889437.SQ.FTS.B, 6.454%, 9/26/26	2,111	939
[a]8896816.SQ.FTS.B, 4.717%, 9/27/26	872	865
[a]8896906.SQ.FTS.B, 4.717%, 9/27/26	1,543	1,506
[a]8893844.SQ.FTS.B, 4.718%, 9/27/26	856	850
[a]8896954.SQ.FTS.B, 4.718%, 9/27/26	17,297	17,018
[a]8896209.SQ.FTS.B, 4.719%, 9/27/26	1,699	1,657
[a]8897971.SQ.FTS.B, 4.719%, 9/27/26	10,810	8,750
[a]8895423.SQ.FTS.B, 4.722%, 9/27/26	2,837	2,770
[a]8897818.SQ.FTS.B, 4.722%, 9/27/26	1,489	1,451
[a]8894117.SQ.FTS.B, 4.73%, 9/27/26	455	451
[a]8897911.SQ.FTS.B, 5.339%, 9/27/26	720	708
[a]8897924.SQ.FTS.B, 5.351%, 9/27/26	5,120	890
[a]8894937.SQ.FTS.B, 5.585%, 9/27/26	726	689
[a]8897962.SQ.FTS.B, 5.586%, 9/27/26	1,445	817
[a]8897787.SQ.FTS.B, 5.602%, 9/27/26	926	893

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	47

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8895347.SQ.FTS.B, 6.286%, 9/27/26	$802	$728
[a]8894985.SQ.FTS.B, 6.427%, 9/27/26	239	230
[a]8901099.SQ.FTS.B, 5.031%, 9/28/26	8,158	8,030
[a]8901066.SQ.FTS.B, 5.345%, 9/28/26	4,382	3,286
[a]8899859.SQ.FTS.B, 5.351%, 9/28/26	2,046	1,964
[a]8900831.SQ.FTS.B, 5.598%, 9/28/26	6,216	5,758
[a]8901655.SQ.FTS.B, 5.598%, 9/28/26	10,856	9,963
[a]8898593.SQ.FTS.B, 5.913%, 9/28/26	1,957	1,918
[a,b]8901624.SQ.FTS.B, 6.28%, 9/28/26	2,726	44
[a]8903177.SQ.FTS.B, 4.717%, 9/29/26	4,603	4,507
[a]8903983.SQ.FTS.B, 4.721%, 9/29/26	1,810	1,790
[a]8903915.SQ.FTS.B, 6.447%, 9/29/26	873	565
[a]8904098.SQ.FTS.B, 6.462%, 9/29/26	1,560	290
[a]8904248.SQ.FTS.B, 4.717%, 9/30/26	3,063	3,005
[a]8905176.SQ.FTS.B, 4.717%, 9/30/26	2,625	2,603
[a]8904804.SQ.FTS.B, 5.031%, 9/30/26	4,357	4,214
[a]8909342.SQ.FTS.B, 5.036%, 9/30/26	896	883
[a]8907952.SQ.FTS.B, 5.606%, 9/30/26	1,103	973
[a,b]8905890.SQ.FTS.B, 5.616%, 9/30/26	699	96
[a]8904556.SQ.FTS.B, 5.926%, 9/30/26	812	753
[a]8904640.SQ.FTS.B, 6.102%, 9/30/26	7,299	1,368
[a,b]8907137.SQ.FTS.B, 6.447%, 9/30/26	2,376	60
[a]8904372.SQ.FTS.B, 6.449%, 9/30/26	5,361	4,829
[a]8908818.SQ.FTS.B, 6.45%, 9/30/26	836	810
[a]8910175.SQ.FTS.B, 4.717%, 10/01/26	1,343	1,320
[a]8913820.SQ.FTS.B, 4.717%, 10/01/26	8,239	7,407
[a]8914272.SQ.FTS.B, 4.717%, 10/01/26	3,901	3,879
[a]8913957.SQ.FTS.B, 5.031%, 10/01/26	14,778	12,121
[a]8914751.SQ.FTS.B, 5.031%, 10/01/26	1,924	1,898
[a]8911274.SQ.FTS.B, 5.352%, 10/01/26	2,997	2,663
[a]8912109.SQ.FTS.B, 6.083%, 10/01/26	575	543
[a]8910246.SQ.FTS.B, 6.091%, 10/01/26	1,358	670
[a]8910299.SQ.FTS.B, 6.434%, 10/01/26	538	491
[a]8911064.SQ.FTS.B, 6.445%, 10/01/26	2,747	719
[a,b]8912126.SQ.FTS.B, 6.447%, 10/01/26	7,218	136
[a]8917561.SQ.FTS.B, 4.717%, 10/02/26	2,167	2,131
[a]8915304.SQ.FTS.B, 4.718%, 10/02/26	21,124	17,487
[a]8917624.SQ.FTS.B, 4.724%, 10/02/26	1,186	1,171
[a]8919027.SQ.FTS.B, 4.726%, 10/02/26	1,881	1,732
[a]8918745.SQ.FTS.B, 5.031%, 10/02/26	9,424	7,477
[a]8919093.SQ.FTS.B, 5.031%, 10/02/26	440	430
[a]8916864.SQ.FTS.B, 5.346%, 10/02/26	9,570	8,800
[a]8914912.SQ.FTS.B, 5.353%, 10/02/26	736	721
[a]8916602.SQ.FTS.B, 5.356%, 10/02/26	631	599
[a]8917966.SQ.FTS.B, 5.597%, 10/02/26	12,101	11,183
[a]8914928.SQ.FTS.B, 6.296%, 10/02/26	1,180	910
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8914901.SQ.FTS.B, 6.303%, 10/02/26	$449	$413
[a]8915288.SQ.FTS.B, 6.427%, 10/02/26	75	72
[a]8916613.SQ.FTS.B, 6.447%, 10/02/26	3,388	1,804
[a]8924143.SQ.FTS.B, 4.712%, 10/03/26	1,162	1,124
[a]8923656.SQ.FTS.B, 4.715%, 10/03/26	2,758	2,666
[a]8921581.SQ.FTS.B, 4.717%, 10/03/26	1,897	1,876
[a]8921687.SQ.FTS.B, 4.717%, 10/03/26	3,236	3,167
[a]8921862.SQ.FTS.B, 4.717%, 10/03/26	1,982	1,959
[a]8921951.SQ.FTS.B, 4.717%, 10/03/26	8,762	8,653
[a]8924167.SQ.FTS.B, 4.717%, 10/03/26	10,346	10,017
[a]8925319.SQ.FTS.B, 4.718%, 10/03/26	1,744	742
[a]8925345.SQ.FTS.B, 4.721%, 10/03/26	628	624
[a,b]8925420.SQ.FTS.B, 4.962%, 10/03/26	574	96
[a]8925056.SQ.FTS.B, 6.101%, 10/03/26	13,492	12,772
[a]8924731.SQ.FTS.B, 6.289%, 10/03/26	6,759	5,911
[a]8921558.SQ.FTS.B, 6.447%, 10/03/26	465	421
[a]8924008.SQ.FTS.B, 6.448%, 10/03/26	8,935	7,270
[a]8929365.SQ.FTS.B, 4.711%, 10/04/26	903	892
[a]8927324.SQ.FTS.B, 4.717%, 10/04/26	12,446	10,966
[a]8928418.SQ.FTS.B, 4.717%, 10/04/26	3,951	3,889
[a]8928969.SQ.FTS.B, 4.717%, 10/04/26	5,137	5,032
[a]8929609.SQ.FTS.B, 4.717%, 10/04/26	1,564	1,519
[a]8929394.SQ.FTS.B, 4.718%, 10/04/26	10,712	10,366
[a]8929323.SQ.FTS.B, 4.721%, 10/04/26	2,057	510
[a]8928211.SQ.FTS.B, 5.031%, 10/04/26	4,760	4,057
[a]8928251.SQ.FTS.B, 5.031%, 10/04/26	1,204	1,195
[a]8928373.SQ.FTS.B, 5.031%, 10/04/26	640	635
[a]8929651.SQ.FTS.B, 5.035%, 10/04/26	2,069	1,824
[a]8926716.SQ.FTS.B, 5.352%, 10/04/26	2,186	1,865
[a]8928930.SQ.FTS.B, 5.358%, 10/04/26	989	952
[a]8928058.SQ.FTS.B, 6.447%, 10/04/26	1,642	1,346
[a]8928581.SQ.FTS.B, 6.448%, 10/04/26	1,885	1,707
[a,b]8928687.SQ.FTS.B, 6.453%, 10/04/26	4,948	653
[a]8927594.SQ.FTS.B, 6.463%, 10/04/26	1,646	290
[a]8927605.SQ.FTS.B, 6.478%, 10/04/26	255	240
[a]8934541.SQ.FTS.B, 4.717%, 10/07/26	2,832	2,801
[a,b]8935775.SQ.FTS.B, 4.952%, 10/07/26	1,319	471
[a]8934661.SQ.FTS.B, 5.026%, 10/07/26	895	848
[a]8936334.SQ.FTS.B, 5.343%, 10/07/26	1,271	1,222
[a]8934327.SQ.FTS.B, 5.346%, 10/07/26	3,218	2,820
[a]8935796.SQ.FTS.B, 5.348%, 10/07/26	8,606	6,887
[a]8934377.SQ.FTS.B, 5.349%, 10/07/26	3,552	3,440
[a]8934694.SQ.FTS.B, 5.35%, 10/07/26	2,443	2,311
[a,b]8935085.SQ.FTS.B, 5.597%, 10/07/26	14,772	64
[a]8935607.SQ.FTS.B, 6.095%, 10/07/26	3,530	2,646
[a]8935698.SQ.FTS.B, 6.1%, 10/07/26	1,486	1,396

48	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8935582.SQ.FTS.B, 6.289%, 10/07/26	$886	$536
[a,b]8936375.SQ.FTS.B, 6.442%, 10/07/26	4,163	87
[a]8936092.SQ.FTS.B, 6.454%, 10/07/26	1,179	1,115
[a]8937160.SQ.FTS.B, 4.715%, 10/08/26	1,572	1,463
[a]8937602.SQ.FTS.B, 4.717%, 10/08/26	1,398	1,327
[a]8937695.SQ.FTS.B, 4.717%, 10/08/26	19,332	13,848
[a]8939134.SQ.FTS.B, 4.717%, 10/08/26	23,066	19,452
[a]8940084.SQ.FTS.B, 4.717%, 10/08/26	31,015	29,593
[a]8938417.SQ.FTS.B, 4.719%, 10/08/26	10,235	9,258
[a]8939770.SQ.FTS.B, 4.722%, 10/08/26	1,111	1,103
[a]8938232.SQ.FTS.B, 4.923%, 10/08/26	648	93
[a]8937385.SQ.FTS.B, 5.037%, 10/08/26	1,803	1,705
[a]8939595.SQ.FTS.B, 5.346%, 10/08/26	3,478	3,396
[a]8937116.SQ.FTS.B, 5.352%, 10/08/26	928	910
[a]8939936.SQ.FTS.B, 5.912%, 10/08/26	949	943
[a,b]8938614.SQ.FTS.B, 6.1%, 10/08/26	33,431	834
[a]8940025.SQ.FTS.B, 6.293%, 10/08/26	770	698
[a,b]8941007.SQ.FTS.B, 6.436%, 10/08/26	1,931	26
[a]8942038.SQ.FTS.B, 4.717%, 10/09/26	4,975	4,769
[a]8942979.SQ.FTS.B, 4.717%, 10/09/26	11,310	10,964
[a]8943210.SQ.FTS.B, 4.717%, 10/09/26	5,062	5,021
[a,b]8942705.SQ.FTS.B, 4.718%, 10/09/26	29,763	622
[a]8943500.SQ.FTS.B, 4.72%, 10/09/26	2,694	2,659
[a,b]8943820.SQ.FTS.B, 4.938%, 10/09/26	13,560	285
[a,b]8943814.SQ.FTS.B, 5.031%, 10/09/26	1,119	199
[a]8944218.SQ.FTS.B, 5.031%, 10/09/26	18,857	16,526
[a]8944752.SQ.FTS.B, 5.031%, 10/09/26	6,466	6,335
[a]8943787.SQ.FTS.B, 5.342%, 10/09/26	994	963
[a]8944457.SQ.FTS.B, 5.347%, 10/09/26	12,931	12,442
[a]8941468.SQ.FTS.B, 5.907%, 10/09/26	1,572	1,457
[a]8941059.SQ.FTS.B, 5.912%, 10/09/26	547	530
[a]8943618.SQ.FTS.B, 6.439%, 10/09/26	1,288	1,018
[a,b]8941192.SQ.FTS.B, 6.448%, 10/09/26	20,226	1,849
[a]8941143.SQ.FTS.B, 6.449%, 10/09/26	1,708	1,479
[a]8952482.SQ.FTS.B, 4.715%, 10/10/26	1,702	1,682
[a]8949640.SQ.FTS.B, 4.717%, 10/10/26	5,785	5,710
[a]8950012.SQ.FTS.B, 4.717%, 10/10/26	4,634	4,576
[a]8950385.SQ.FTS.B, 4.717%, 10/10/26	610	604
[a]8950632.SQ.FTS.B, 4.717%, 10/10/26	4,774	3,934
[a]8952011.SQ.FTS.B, 4.717%, 10/10/26	7,343	7,161
[a]8952253.SQ.FTS.B, 4.717%, 10/10/26	3,077	3,047
[a]8948050.SQ.FTS.B, 4.718%, 10/10/26	10,182	10,010
[a]8952426.SQ.FTS.B, 4.723%, 10/10/26	1,464	1,446
[a]8949380.SQ.FTS.B, 5.023%, 10/10/26	1,289	1,241
[a]8950478.SQ.FTS.B, 5.596%, 10/10/26	7,020	6,357
[a]8950425.SQ.FTS.B, 5.637%, 10/10/26	1,781	1,019
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8952559.SQ.FTS.B, 6.101%, 10/10/26	$7,092	$6,636
[a,b]8949998.SQ.FTS.B, 6.289%, 10/10/26	1,316	22
[a]8948535.SQ.FTS.B, 6.454%, 10/10/26	2,556	1,533
[a]8953074.SQ.FTS.B, 4.717%, 10/11/26	6,266	6,102
[a]8953345.SQ.FTS.B, 4.717%, 10/11/26	539	532
[a]8953942.SQ.FTS.B, 4.717%, 10/11/26	76	76
[a]8954818.SQ.FTS.B, 4.717%, 10/11/26	1,976	1,928
[a]8955040.SQ.FTS.B, 4.717%, 10/11/26	2,211	2,177
[a]8955644.SQ.FTS.B, 4.719%, 10/11/26	602	596
[a]8956844.SQ.FTS.B, 4.719%, 10/11/26	913	901
[a]8956223.SQ.FTS.B, 5.037%, 10/11/26	1,143	1,123
[a]8954264.SQ.FTS.B, 5.346%, 10/11/26	15,733	15,159
[a]8956245.SQ.FTS.B, 5.346%, 10/11/26	12,354	3,019
[a]8955321.SQ.FTS.B, 5.351%, 10/11/26	1,328	1,252
[a]8953403.SQ.FTS.B, 5.597%, 10/11/26	2,237	507
[a]8953819.SQ.FTS.B, 5.6%, 10/11/26	4,006	2,446
[a,b]8955682.SQ.FTS.B, 5.623%, 10/11/26	3,813	17
[a]8952934.SQ.FTS.B, 6.104%, 10/11/26	1,994	1,536
[a]8953757.SQ.FTS.B, 6.11%, 10/11/26	805	756
[a]8956813.SQ.FTS.B, 6.11%, 10/11/26	1,260	574
[a]8956870.SQ.FTS.B, 6.289%, 10/11/26	748	696
[a]8952924.SQ.FTS.B, 6.462%, 10/11/26	81	79
[a]8956946.SQ.FTS.B, 4.717%, 10/12/26	28,514	23,475
[a]8957341.SQ.FTS.B, 4.721%, 10/12/26	1,591	1,546
[a]8957766.SQ.FTS.B, 5.593%, 10/12/26	1,369	1,147
[a]8956929.SQ.FTS.B, 6.114%, 10/12/26	653	602
[a,b]8957569.SQ.FTS.B, 6.448%, 10/12/26	3,925	709
[a]8958432.SQ.FTS.B, 4.714%, 10/13/26	2,242	2,195
[a]8958160.SQ.FTS.B, 4.718%, 10/13/26	13,521	12,878
[a]8958763.SQ.FTS.B, 4.718%, 10/13/26	10,068	9,895
[a]8958483.SQ.FTS.B, 4.72%, 10/13/26	4,494	4,194
[a]8958061.SQ.FTS.B, 5.606%, 10/13/26	971	935
[a]8958414.SQ.FTS.B, 6.303%, 10/13/26	90	84
[a]8958087.SQ.FTS.B, 6.457%, 10/13/26	2,463	1,350
[a]8962209.SQ.FTS.B, 4.715%, 10/14/26	2,649	2,597
[a]8960643.SQ.FTS.B, 4.717%, 10/14/26	3,386	3,326
[a]8961194.SQ.FTS.B, 4.717%, 10/14/26	3,197	3,037
[a]8961533.SQ.FTS.B, 4.717%, 10/14/26	4,770	4,702
[a]8962553.SQ.FTS.B, 4.717%, 10/14/26	3,327	3,288
[a]8963948.SQ.FTS.B, 4.717%, 10/14/26	2,629	2,576
[a]8960970.SQ.FTS.B, 4.719%, 10/14/26	5,756	5,587
[a]8962324.SQ.FTS.B, 4.719%, 10/14/26	1,261	1,254
[a]8964388.SQ.FTS.B, 4.722%, 10/14/26	3,929	3,260
[a]8961757.SQ.FTS.B, 5.031%, 10/14/26	6,290	6,111
[a]8962768.SQ.FTS.B, 5.031%, 10/14/26	12,334	12,089
[a,b]8963849.SQ.FTS.B, 5.632%, 10/14/26	7,180	63

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	49

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]8964246.SQ.FTS.B, 6.092%, 10/14/26	$1,102	$178
[a]8964775.SQ.FTS.B, 4.713%, 10/15/26	1,200	1,136
[a]8965065.SQ.FTS.B, 4.715%, 10/15/26	3,406	3,248
[a]8966041.SQ.FTS.B, 4.717%, 10/15/26	7,651	7,472
[a]8968549.SQ.FTS.B, 4.717%, 10/15/26	3,483	3,455
[a]8969577.SQ.FTS.B, 4.717%, 10/15/26	12,903	12,570
[a]8969405.SQ.FTS.B, 4.719%, 10/15/26	1,494	1,465
[a]8967439.SQ.FTS.B, 4.72%, 10/15/26	4,476	4,390
[a]8969415.SQ.FTS.B, 4.72%, 10/15/26	6,496	5,485
[a]8966630.SQ.FTS.B, 5.031%, 10/15/26	307	299
[a]8968435.SQ.FTS.B, 5.031%, 10/15/26	4,624	4,331
[a]8968710.SQ.FTS.B, 5.031%, 10/15/26	1,782	1,739
[a]8965700.SQ.FTS.B, 5.589%, 10/15/26	655	624
[a]8968085.SQ.FTS.B, 5.597%, 10/15/26	5,464	5,130
[a]8968412.SQ.FTS.B, 6.091%, 10/15/26	1,620	1,232
[a,b]8967085.SQ.FTS.B, 6.101%, 10/15/26	3,972	89
[a]8968503.SQ.FTS.B, 6.101%, 10/15/26	4,395	2,842
[a]8969536.SQ.FTS.B, 6.107%, 10/15/26	962	941
[a]8964704.SQ.FTS.B, 6.442%, 10/15/26	1,097	1,047
[a]8972852.SQ.FTS.B, 4.716%, 10/16/26	5,458	5,317
[a]8969872.SQ.FTS.B, 4.717%, 10/16/26	2,210	2,074
[a]8972725.SQ.FTS.B, 4.717%, 10/16/26	3,211	3,090
[a]8971564.SQ.FTS.B, 4.718%, 10/16/26	9,175	7,619
[a]8970295.SQ.FTS.B, 5.031%, 10/16/26	5,342	5,078
[a]8971293.SQ.FTS.B, 5.031%, 10/16/26	3,930	3,840
[a,b]8973251.SQ.FTS.B, 5.031%, 10/16/26	40,783	212
[a]8969983.SQ.FTS.B, 5.346%, 10/16/26	9,902	7,544
[a,b]8971762.SQ.FTS.B, 5.912%, 10/16/26	70,854	1,787
[a]8971681.SQ.FTS.B, 6.1%, 10/16/26	500	489
[a]8976253.SQ.FTS.B, 4.718%, 10/17/26	10,381	10,178
[a]8977011.SQ.FTS.B, 5.031%, 10/17/26	9,300	8,632
[a]8977912.SQ.FTS.B, 5.031%, 10/17/26	9,592	9,287
[a]8980205.SQ.FTS.B, 5.031%, 10/17/26	1,714	1,606
[a]8980256.SQ.FTS.B, 5.346%, 10/17/26	33,571	28,911
[a]8979093.SQ.FTS.B, 5.597%, 10/17/26	8,631	4,829
[a]8978811.SQ.FTS.B, 5.911%, 10/17/26	9,983	8,342
[a]8978280.SQ.FTS.B, 6.096%, 10/17/26	1,311	1,211
[a]8979012.SQ.FTS.B, 6.438%, 10/17/26	1,871	1,303
[a]8983642.SQ.FTS.B, 4.717%, 10/18/26	11,370	7,312
[a]8984501.SQ.FTS.B, 4.725%, 10/18/26	1,606	1,563
[a]8983194.SQ.FTS.B, 4.729%, 10/18/26	1,383	1,282
[a]8983479.SQ.FTS.B, 5.031%, 10/18/26	4,955	4,690
[a]8984475.SQ.FTS.B, 5.349%, 10/18/26	794	762
[a,b]8984792.SQ.FTS.B, 5.603%, 10/18/26	2,902	722
[a]8980889.SQ.FTS.B, 6.1%, 10/18/26	8,866	8,159
[a]8984688.SQ.FTS.B, 6.285%, 10/18/26	401	369
Description	Principal Amount	Value

Block, Inc. (continued)
[a]8981634.SQ.FTS.B, 6.294%, 10/18/26	$1,413	$1,035
[a]8983217.SQ.FTS.B, 6.447%, 10/18/26	1,570	1,296
[a]8985474.SQ.FTS.B, 4.715%, 10/19/26	1,055	1,032
[a]8985699.SQ.FTS.B, 4.718%, 10/19/26	2,063	2,019
[a]8985614.SQ.FTS.B, 4.719%, 10/19/26	5,719	5,548
[a]8985822.SQ.FTS.B, 4.719%, 10/19/26	5,903	5,755
[a]8985519.SQ.FTS.B, 4.725%, 10/19/26	1,233	1,214
[a]8985782.SQ.FTS.B, 5.338%, 10/19/26	1,823	1,406
[a]8986178.SQ.FTS.B, 5.599%, 10/19/26	2,529	1,871
[a]8985499.SQ.FTS.B, 6.089%, 10/19/26	1,543	412
[a]8986097.SQ.FTS.B, 6.1%, 10/19/26	2,783	2,590
[a]8986051.SQ.FTS.B, 6.289%, 10/19/26	57	53
[a]8985936.SQ.FTS.B, 6.445%, 10/19/26	10,170	6,058
[a]8986078.SQ.FTS.B, 6.447%, 10/19/26	2,454	1,442
[a]8985807.SQ.FTS.B, 6.468%, 10/19/26	804	622
[a]8986375.SQ.FTS.B, 4.717%, 10/20/26	6,539	6,432
[a]8989344.SQ.FTS.B, 4.717%, 10/21/26	224	222
[a]8989386.SQ.FTS.B, 4.717%, 10/21/26	1,704	555
[a]8989722.SQ.FTS.B, 4.717%, 10/21/26	663	652
[a]8990253.SQ.FTS.B, 4.718%, 10/21/26	2,549	2,435
[a]8988904.SQ.FTS.B, 4.719%, 10/21/26	5,820	5,687
[a]8989804.SQ.FTS.B, 4.722%, 10/21/26	2,474	2,384
[a]8991440.SQ.FTS.B, 5.034%, 10/21/26	2,250	2,204
[a]8987791.SQ.FTS.B, 5.341%, 10/21/26	1,789	1,707
[a]8990399.SQ.FTS.B, 5.353%, 10/21/26	736	721
[a]8988877.SQ.FTS.B, 5.594%, 10/21/26	1,549	1,406
[a]8989912.SQ.FTS.B, 6.101%, 10/21/26	1,818	1,806
[a]8989674.SQ.FTS.B, 6.454%, 10/21/26	2,507	1,645
[a]8996209.SQ.FTS.B, 4.717%, 10/22/26	6,005	5,866
[a]8996117.SQ.FTS.B, 4.718%, 10/22/26	1,952	1,863
[a]8992384.SQ.FTS.B, 5.346%, 10/22/26	8,874	8,812
[a]8994465.SQ.FTS.B, 5.912%, 10/22/26	10,303	10,055
[a]8997660.SQ.FTS.B, 4.713%, 10/23/26	2,607	2,543
[a]8997888.SQ.FTS.B, 4.714%, 10/23/26	3,972	3,217
[a]8997559.SQ.FTS.B, 4.715%, 10/23/26	3,013	2,918
[a]9000304.SQ.FTS.B, 4.715%, 10/23/26	2,111	2,066
[a]8998658.SQ.FTS.B, 4.717%, 10/23/26	1,506	1,486
[a,b]8998994.SQ.FTS.B, 4.719%, 10/23/26	12,653	275
[a,b]8998493.SQ.FTS.B, 4.72%, 10/23/26	11,313	2,246
[a]8998438.SQ.FTS.B, 4.746%, 10/23/26	514	498
[a]8996591.SQ.FTS.B, 5.026%, 10/23/26	1,658	361
[a]8996344.SQ.FTS.B, 5.031%, 10/23/26	3,761	3,360
[a]8997175.SQ.FTS.B, 5.031%, 10/23/26	8,189	7,962
[a]8999309.SQ.FTS.B, 5.031%, 10/23/26	18,038	17,611
[a]8997979.SQ.FTS.B, 5.342%, 10/23/26	2,934	2,116
[a]8999710.SQ.FTS.B, 5.346%, 10/23/26	16,885	16,558

50	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9000255.SQ.FTS.B, 5.346%, 10/23/26	$3,429	$2,733
[a,b]8999281.SQ.FTS.B, 6.445%, 10/23/26	3,587	338
[a]8996442.SQ.FTS.B, 6.45%, 10/23/26	5,969	4,690
[a]9006660.SQ.FTS.B, 4.714%, 10/24/26	1,717	1,450
[a]9003589.SQ.FTS.B, 4.715%, 10/24/26	4,690	4,544
[a]9005567.SQ.FTS.B, 4.717%, 10/24/26	8,671	8,583
[a]9006116.SQ.FTS.B, 4.717%, 10/24/26	10,972	4,604
[a]9006060.SQ.FTS.B, 4.719%, 10/24/26	2,228	2,190
[a]9007011.SQ.FTS.B, 4.719%, 10/24/26	5,855	5,719
[a]9007181.SQ.FTS.B, 4.719%, 10/24/26	3,266	3,166
[a]9004726.SQ.FTS.B, 4.724%, 10/24/26	2,628	2,478
[a]9003317.SQ.FTS.B, 4.928%, 10/24/26	1,756	771
[a]9006926.SQ.FTS.B, 5.031%, 10/24/26	3,342	3,279
[a]9004492.SQ.FTS.B, 5.346%, 10/24/26	1,643	1,575
[a]9003354.SQ.FTS.B, 5.598%, 10/24/26	3,574	3,370
[a]9006015.SQ.FTS.B, 5.603%, 10/24/26	2,162	1,634
[a]9006711.SQ.FTS.B, 5.66%, 10/24/26	95	88
[a]9007123.SQ.FTS.B, 6.443%, 10/24/26	5,295	3,662
[a]9003502.SQ.FTS.B, 6.445%, 10/24/26	2,831	483
[a]9007774.SQ.FTS.B, 6.447%, 10/24/26	5,561	4,079
[a]9005020.SQ.FTS.B, 6.448%, 10/24/26	6,055	3,558
[a]9010353.SQ.FTS.B, 4.717%, 10/25/26	20,203	19,871
[a]9010279.SQ.FTS.B, 4.723%, 10/25/26	1,873	1,829
[a]9009656.SQ.FTS.B, 4.726%, 10/25/26	1,042	1,028
[a]9008379.SQ.FTS.B, 5.031%, 10/25/26	3,631	3,590
[a]9009762.SQ.FTS.B, 5.036%, 10/25/26	296	294
[a]9011573.SQ.FTS.B, 5.597%, 10/25/26	7,385	7,011
[a]9010254.SQ.FTS.B, 5.636%, 10/25/26	1,397	1,047
[a]9010313.SQ.FTS.B, 5.912%, 10/25/26	1,044	836
[a]9012957.SQ.FTS.B, 4.717%, 10/26/26	15,020	14,211
[a]9012625.SQ.FTS.B, 4.719%, 10/26/26	6,126	5,900
[a]9012889.SQ.FTS.B, 4.719%, 10/26/26	4,324	4,117
[a]9012720.SQ.FTS.B, 4.731%, 10/26/26	837	815
[a]9012213.SQ.FTS.B, 5.031%, 10/26/26	3,965	3,624
[a]9012417.SQ.FTS.B, 5.333%, 10/26/26	1,215	1,074
[a]9012610.SQ.FTS.B, 5.351%, 10/26/26	319	317
[a]9012452.SQ.FTS.B, 6.107%, 10/26/26	1,473	1,328
[a,b]9012381.SQ.FTS.B, 6.289%, 10/26/26	1,053	146
[a]9013646.SQ.FTS.B, 5.031%, 10/27/26	13,178	12,903
[a]9013547.SQ.FTS.B, 6.448%, 10/27/26	5,824	4,875
[a]9014758.SQ.FTS.B, 4.715%, 10/28/26	3,706	3,549
[a]9016660.SQ.FTS.B, 4.717%, 10/28/26	2,049	2,029
[a]9016375.SQ.FTS.B, 4.72%, 10/28/26	4,683	4,587
[a]9016301.SQ.FTS.B, 4.738%, 10/28/26	476	469
[a]9016321.SQ.FTS.B, 5.024%, 10/28/26	868	798
[a]9014962.SQ.FTS.B, 5.59%, 10/28/26	640	606
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9018977.SQ.FTS.B, 6.101%, 10/28/26	$1,372	$1,355
[a]9019968.SQ.FTS.B, 4.719%, 10/29/26	1,205	1,186
[a]9024093.SQ.FTS.B, 4.719%, 10/29/26	5,860	5,786
[a]9023258.SQ.FTS.B, 4.72%, 10/29/26	5,521	5,281
[a]9023743.SQ.FTS.B, 5.029%, 10/29/26	3,568	3,207
[a]9022850.SQ.FTS.B, 5.031%, 10/29/26	5,964	5,852
[a]9023881.SQ.FTS.B, 5.031%, 10/29/26	1,922	1,911
[a]9024352.SQ.FTS.B, 5.031%, 10/29/26	853	810
[a]9024053.SQ.FTS.B, 5.596%, 10/29/26	1,298	1,186
[a]9021446.SQ.FTS.B, 6.101%, 10/29/26	14,940	14,574
[a]9023142.SQ.FTS.B, 6.103%, 10/29/26	595	586
[a]9027074.SQ.FTS.B, 4.715%, 10/30/26	3,308	3,261
[a]9025056.SQ.FTS.B, 4.717%, 10/30/26	2,096	2,046
[a]9026836.SQ.FTS.B, 4.717%, 10/30/26	6,480	6,279
[a]9027350.SQ.FTS.B, 4.717%, 10/30/26	482	467
[a]9026703.SQ.FTS.B, 4.72%, 10/30/26	4,403	4,308
[a]9026606.SQ.FTS.B, 4.721%, 10/30/26	1,395	1,384
[a]9024985.SQ.FTS.B, 4.73%, 10/30/26	524	519
[a,b]9027676.SQ.FTS.B, 5.346%, 10/30/26	44,021	1,115
[a]9027639.SQ.FTS.B, 5.351%, 10/30/26	680	672
[a]9026138.SQ.FTS.B, 5.594%, 10/30/26	1,496	1,445
[a]9026229.SQ.FTS.B, 5.921%, 10/30/26	1,604	919
[a]9025952.SQ.FTS.B, 6.101%, 10/30/26	2,926	1,794
[a]9027428.SQ.FTS.B, 6.102%, 10/30/26	156	156
[a]9025330.SQ.FTS.B, 6.104%, 10/30/26	794	780
[a]9024818.SQ.FTS.B, 6.289%, 10/30/26	4,349	3,217
[a,b]9027592.SQ.FTS.B, 6.466%, 10/30/26	1,463	173
[a]9027341.SQ.FTS.B, 6.478%, 10/30/26	184	173
[a]9036715.SQ.FTS.B, 4.717%, 11/01/26	31,284	30,453
[a]9033361.SQ.FTS.B, 4.719%, 11/01/26	6,748	6,644
[a]9032745.SQ.FTS.B, 5.346%, 11/01/26	9,111	8,922
[a]9035177.SQ.FTS.B, 5.603%, 11/01/26	982	972
[a]9040087.SQ.FTS.B, 4.717%, 11/02/26	7,736	6,641
[a]9038889.SQ.FTS.B, 4.719%, 11/02/26	5,064	3,946
[a]9037054.SQ.FTS.B, 4.738%, 11/02/26	398	393
[a]9038969.SQ.FTS.B, 5.031%, 11/02/26	3,818	3,722
[a]9036939.SQ.FTS.B, 5.601%, 11/02/26	3,588	3,465
[a]9040694.SQ.FTS.B, 6.101%, 11/02/26	12,772	12,290
[a]9037429.SQ.FTS.B, 6.447%, 11/02/26	9,702	8,878
[a]9041371.SQ.FTS.B, 4.946%, 11/03/26	841	506
[a]9042280.SQ.FTS.B, 5.031%, 11/03/26	2,570	2,479
[a]9042059.SQ.FTS.B, 5.342%, 11/03/26	1,139	1,125
[a]9041385.SQ.FTS.B, 6.101%, 11/03/26	10,610	10,056
[a]9042240.SQ.FTS.B, 6.108%, 11/03/26	2,438	2,155
[a]9042012.SQ.FTS.B, 6.454%, 11/03/26	937	119
[a]9042441.SQ.FTS.B, 4.71%, 11/04/26	1,292	1,273

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	51

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9043286.SQ.FTS.B, 4.715%, 11/04/26	$2,151	$2,094
[a]9042891.SQ.FTS.B, 4.717%, 11/04/26	14,723	14,234
[a]9042596.SQ.FTS.B, 4.718%, 11/04/26	5,044	4,939
[a]9042763.SQ.FTS.B, 4.72%, 11/04/26	2,768	2,740
[a]9042522.SQ.FTS.B, 5.029%, 11/04/26	2,918	2,775
[a,b]9042742.SQ.FTS.B, 5.909%, 11/04/26	2,104	867
[a]9042581.SQ.FTS.B, 6.102%, 11/04/26	743	607
[a]9045500.SQ.FTS.B, 4.717%, 11/05/26	6,814	5,727
[a]9046420.SQ.FTS.B, 4.717%, 11/05/26	11,995	11,601
[a]9048084.SQ.FTS.B, 4.717%, 11/05/26	2,485	2,456
[a]9047177.SQ.FTS.B, 4.718%, 11/05/26	17,667	17,188
[a]9044523.SQ.FTS.B, 4.722%, 11/05/26	3,879	3,213
[a]9047603.SQ.FTS.B, 4.726%, 11/05/26	651	642
[a]9047641.SQ.FTS.B, 4.956%, 11/05/26	280	257
[a]9045040.SQ.FTS.B, 5.031%, 11/05/26	1,867	984
[a]9048220.SQ.FTS.B, 5.031%, 11/05/26	8,313	8,054
[a]9048170.SQ.FTS.B, 5.597%, 11/05/26	510	359
[a]9046727.SQ.FTS.B, 5.599%, 11/05/26	9,057	8,583
[a,b]9048487.SQ.FTS.B, 5.632%, 11/05/26	4,478	985
[a,b]9045086.SQ.FTS.B, 6.448%, 11/05/26	27,357	2,724
[a]9052710.SQ.FTS.B, 4.705%, 11/06/26	829	815
[a]9049716.SQ.FTS.B, 4.717%, 11/06/26	2,211	2,178
[a]9049870.SQ.FTS.B, 4.717%, 11/06/26	6,165	6,022
[a]9050109.SQ.FTS.B, 4.717%, 11/06/26	6,484	6,412
[a]9048839.SQ.FTS.B, 4.719%, 11/06/26	3,449	3,294
[a]9050459.SQ.FTS.B, 4.719%, 11/06/26	2,046	2,021
[a]9051681.SQ.FTS.B, 4.721%, 11/06/26	5,813	5,216
[a]9051118.SQ.FTS.B, 4.722%, 11/06/26	2,947	2,686
[a]9048764.SQ.FTS.B, 4.73%, 11/06/26	911	896
[a]9051976.SQ.FTS.B, 5.031%, 11/06/26	22,132	15,412
[a]9052740.SQ.FTS.B, 5.031%, 11/06/26	24,995	24,490
[a]9052581.SQ.FTS.B, 5.346%, 11/06/26	8,602	7,153
[a]9049293.SQ.FTS.B, 5.593%, 11/06/26	2,631	2,445
[a,b]9050809.SQ.FTS.B, 5.598%, 11/06/26	24,174	256
[a]9049511.SQ.FTS.B, 6.434%, 11/06/26	266	259
[a]9049705.SQ.FTS.B, 6.434%, 11/06/26	626	482
[a]9055197.SQ.FTS.B, 4.717%, 11/07/26	3,725	3,662
[a]9056795.SQ.FTS.B, 4.717%, 11/07/26	5,046	4,302
[a]9054526.SQ.FTS.B, 4.719%, 11/07/26	2,436	2,397
[a]9055355.SQ.FTS.B, 4.719%, 11/07/26	7,481	7,355
[a]9055086.SQ.FTS.B, 4.728%, 11/07/26	908	896
[a]9053959.SQ.FTS.B, 5.031%, 11/07/26	6,667	5,430
[a]9056192.SQ.FTS.B, 5.031%, 11/07/26	12,259	12,132
[a]9056928.SQ.FTS.B, 5.031%, 11/07/26	7,411	7,069
[a]9057169.SQ.FTS.B, 5.364%, 11/07/26	989	795
[a]9054200.SQ.FTS.B, 5.598%, 11/07/26	2,691	2,458
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9057372.SQ.FTS.B, 5.598%, 11/07/26	$16,410	$16,007
[a]9055928.SQ.FTS.B, 5.913%, 11/07/26	2,540	2,204
[a]9057321.SQ.FTS.B, 6.101%, 11/07/26	1,414	1,372
[a]9053423.SQ.FTS.B, 6.106%, 11/07/26	1,113	1,027
[a]9053569.SQ.FTS.B, 6.319%, 11/07/26	80	77
[a]9054150.SQ.FTS.B, 6.436%, 11/07/26	488	439
[a]9060471.SQ.FTS.B, 4.715%, 11/08/26	1,688	1,669
[a]9063145.SQ.FTS.B, 4.717%, 11/08/26	4,030	3,776
[a]9062565.SQ.FTS.B, 4.718%, 11/08/26	22,375	20,941
[a]9062028.SQ.FTS.B, 5.031%, 11/08/26	10,448	6,818
[a]9064251.SQ.FTS.B, 5.031%, 11/08/26	4,805	4,713
[a]9061310.SQ.FTS.B, 5.34%, 11/08/26	1,174	1,136
[a]9062399.SQ.FTS.B, 5.346%, 11/08/26	1,211	1,172
[a]9061366.SQ.FTS.B, 5.598%, 11/08/26	9,756	9,512
[a]9062475.SQ.FTS.B, 5.634%, 11/08/26	396	377
[a]9060750.SQ.FTS.B, 6.099%, 11/08/26	4,576	2,826
[a]9060869.SQ.FTS.B, 6.284%, 11/08/26	1,107	660
[a]9066634.SQ.FTS.B, 4.717%, 11/09/26	3,337	3,289
[a]9067602.SQ.FTS.B, 4.717%, 11/09/26	1,669	1,355
[a]9068240.SQ.FTS.B, 4.717%, 11/09/26	29,302	28,737
[a]9065706.SQ.FTS.B, 4.718%, 11/09/26	4,153	4,086
[a]9067932.SQ.FTS.B, 4.719%, 11/09/26	4,483	4,337
[a]9065141.SQ.FTS.B, 4.726%, 11/09/26	1,792	1,715
[a]9065653.SQ.FTS.B, 5.031%, 11/09/26	2,859	2,542
[a]9066243.SQ.FTS.B, 5.031%, 11/09/26	2,992	2,953
[a]9067485.SQ.FTS.B, 5.031%, 11/09/26	1,750	1,610
[a]9068177.SQ.FTS.B, 5.031%, 11/09/26	1,708	1,639
[a]9065908.SQ.FTS.B, 5.035%, 11/09/26	3,601	3,362
[a]9065039.SQ.FTS.B, 5.037%, 11/09/26	2,189	2,075
[a]9069310.SQ.FTS.B, 5.348%, 11/09/26	2,500	2,471
[a]9065236.SQ.FTS.B, 5.924%, 11/09/26	720	698
[a]9067591.SQ.FTS.B, 6.44%, 11/09/26	361	336
[a]9067515.SQ.FTS.B, 6.443%, 11/09/26	2,841	1,861
[a]9065269.SQ.FTS.B, 6.447%, 11/09/26	18,812	10,436
[a]9071099.SQ.FTS.B, 4.717%, 11/10/26	6,157	2,982
[a]9071286.SQ.FTS.B, 4.717%, 11/10/26	1,048	1,039
[a]9071190.SQ.FTS.B, 4.722%, 11/10/26	3,690	3,478
[a]9070460.SQ.FTS.B, 5.598%, 11/10/26	17,609	17,237
[a,b]9071058.SQ.FTS.B, 6.286%, 11/10/26	3,037	1,446
[a]9071710.SQ.FTS.B, 5.913%, 11/11/26	1,731	1,598
[a]9076464.SQ.FTS.B, 4.717%, 11/12/26	35,642	34,434
[a]9074555.SQ.FTS.B, 4.721%, 11/12/26	2,778	2,739
[a]9074982.SQ.FTS.B, 4.721%, 11/12/26	3,168	3,112
[a]9076411.SQ.FTS.B, 5.027%, 11/12/26	1,134	1,114
[a]9074683.SQ.FTS.B, 5.031%, 11/12/26	7,341	7,254
[a]9076452.SQ.FTS.B, 5.037%, 11/12/26	1,129	1,038

52	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9073615.SQ.FTS.B, 5.047%, 11/12/26	$264	$262
[a]9075354.SQ.FTS.B, 5.595%, 11/12/26	4,004	3,868
[a]9075165.SQ.FTS.B, 5.912%, 11/12/26	1,680	1,214
[a]9076700.SQ.FTS.B, 6.299%, 11/12/26	99	96
[a]9075191.SQ.FTS.B, 6.437%, 11/12/26	1,043	461
[a]9073723.SQ.FTS.B, 6.447%, 11/12/26	15,917	13,652
[a]9074203.SQ.FTS.B, 6.448%, 11/12/26	2,974	2,619
[a]9080421.SQ.FTS.B, 4.708%, 11/13/26	589	580
[a]9080832.SQ.FTS.B, 4.715%, 11/13/26	1,574	1,539
[a]9077395.SQ.FTS.B, 4.716%, 11/13/26	1,471	1,443
[a]9077953.SQ.FTS.B, 4.717%, 11/13/26	5,769	5,689
[a]9080487.SQ.FTS.B, 4.717%, 11/13/26	3,219	3,172
[a]9080222.SQ.FTS.B, 5.022%, 11/13/26	1,574	1,502
[a]9078368.SQ.FTS.B, 5.031%, 11/13/26	2,971	2,836
[a]9079036.SQ.FTS.B, 5.031%, 11/13/26	501	497
[a]9079360.SQ.FTS.B, 5.031%, 11/13/26	32,390	29,886
[a]9081564.SQ.FTS.B, 5.031%, 11/13/26	4,590	4,561
[a]9080906.SQ.FTS.B, 5.036%, 11/13/26	1,876	1,826
[a]9079226.SQ.FTS.B, 5.6%, 11/13/26	2,714	2,664
[a]9080596.SQ.FTS.B, 5.906%, 11/13/26	1,330	1,206
[a]9080434.SQ.FTS.B, 6.294%, 11/13/26	644	588
[a]9079100.SQ.FTS.B, 6.448%, 11/13/26	2,234	1,984
[a]9077607.SQ.FTS.B, 6.461%, 11/13/26	599	424
[a]9081776.SQ.FTS.B, 4.717%, 11/14/26	9,664	9,496
[a]9083721.SQ.FTS.B, 4.717%, 11/14/26	19,947	19,357
[a]9085432.SQ.FTS.B, 4.717%, 11/14/26	2,365	2,331
[a]9083110.SQ.FTS.B, 5.031%, 11/14/26	1,625	1,560
[a]9084999.SQ.FTS.B, 5.348%, 11/14/26	6,679	5,399
[a]9085809.SQ.FTS.B, 5.596%, 11/14/26	2,960	2,930
[a,b]9083077.SQ.FTS.B, 5.597%, 11/14/26	1,236	272
[a]9085083.SQ.FTS.B, 5.627%, 11/14/26	1,782	235
[a]9082495.SQ.FTS.B, 5.911%, 11/14/26	1,441	1,434
[a]9085543.SQ.FTS.B, 6.099%, 11/14/26	5,510	5,335
[a]9083172.SQ.FTS.B, 6.101%, 11/14/26	39,735	22,159
[a]9088529.SQ.FTS.B, 4.717%, 11/15/26	5,562	5,510
[a]9089073.SQ.FTS.B, 4.717%, 11/15/26	9,052	8,905
[a]9090243.SQ.FTS.B, 4.717%, 11/15/26	4,059	3,966
[a]9091714.SQ.FTS.B, 4.717%, 11/15/26	5,585	5,526
[a]9091162.SQ.FTS.B, 4.718%, 11/15/26	7,597	7,510
[a]9092037.SQ.FTS.B, 4.719%, 11/15/26	12,007	10,437
[a]9090367.SQ.FTS.B, 4.72%, 11/15/26	3,721	3,500
[a]9090639.SQ.FTS.B, 4.721%, 11/15/26	3,966	3,862
[a]9091117.SQ.FTS.B, 4.721%, 11/15/26	2,138	2,101
[a]9090092.SQ.FTS.B, 4.95%, 11/15/26	118	103
[a]9090756.SQ.FTS.B, 5.031%, 11/15/26	5,350	4,858
[a]9092544.SQ.FTS.B, 5.031%, 11/15/26	5,828	5,728
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9092280.SQ.FTS.B, 5.348%, 11/15/26	$7,314	$7,180
[a,b]9090227.SQ.FTS.B, 6.451%, 11/15/26	1,790	785
[a]9093708.SQ.FTS.B, 4.717%, 11/16/26	2,212	2,176
[a]9093067.SQ.FTS.B, 4.72%, 11/16/26	4,121	4,029
[a]9093277.SQ.FTS.B, 5.031%, 11/16/26	1,032	853
[a]9094763.SQ.FTS.B, 5.912%, 11/16/26	3,828	3,736
[a]9096726.SQ.FTS.B, 6.101%, 11/16/26	21,498	18,276
[a]9092935.SQ.FTS.B, 6.104%, 11/16/26	1,625	1,465
[a]9093570.SQ.FTS.B, 6.108%, 11/16/26	1,784	1,657
[a]9097131.SQ.FTS.B, 6.28%, 11/16/26	954	873
[a]9095365.SQ.FTS.B, 6.448%, 11/16/26	832	827
[a]9095660.SQ.FTS.B, 6.45%, 11/16/26	295	272
[a]9098490.SQ.FTS.B, 4.71%, 11/17/26	1,438	1,414
[a]9097852.SQ.FTS.B, 4.717%, 11/17/26	59	58
[a]9098193.SQ.FTS.B, 4.717%, 11/17/26	5,644	5,514
[a]9098317.SQ.FTS.B, 5.031%, 11/17/26	10,295	9,137
[a]9098528.SQ.FTS.B, 5.346%, 11/17/26	6,816	5,402
[a]9097954.SQ.FTS.B, 5.353%, 11/17/26	1,029	982
[a]9098466.SQ.FTS.B, 5.358%, 11/17/26	1,115	1,081
[a]9097978.SQ.FTS.B, 5.6%, 11/17/26	6,326	5,680
[a]9098073.SQ.FTS.B, 5.605%, 11/17/26	1,634	305
[a]9098609.SQ.FTS.B, 6.105%, 11/17/26	1,532	1,443
[a]9097840.SQ.FTS.B, 6.456%, 11/17/26	452	426
[a]9098812.SQ.FTS.B, 4.716%, 11/18/26	2,278	2,242
[a]9099300.SQ.FTS.B, 4.72%, 11/18/26	2,150	2,063
[a]9098873.SQ.FTS.B, 5.353%, 11/18/26	447	444
[a]9101968.SQ.FTS.B, 4.713%, 11/19/26	2,462	2,354
[a]9100939.SQ.FTS.B, 4.717%, 11/19/26	1,033	1,023
[a]9101828.SQ.FTS.B, 4.717%, 11/19/26	3,950	3,864
[a]9104177.SQ.FTS.B, 4.717%, 11/19/26	3,764	3,628
[a]9101475.SQ.FTS.B, 4.718%, 11/19/26	8,754	190
[a]9102789.SQ.FTS.B, 4.718%, 11/19/26	16,006	15,746
[a]9100368.SQ.FTS.B, 4.93%, 11/19/26	2,203	98
[a]9102655.SQ.FTS.B, 5.031%, 11/19/26	3,252	3,153
[a]9102613.SQ.FTS.B, 5.346%, 11/19/26	2,297	2,203
[a]9101660.SQ.FTS.B, 6.099%, 11/19/26	2,700	2,646
[a]9103471.SQ.FTS.B, 6.101%, 11/19/26	25,377	13,609
[a]9101027.SQ.FTS.B, 6.302%, 11/19/26	133	126
[a]9101128.SQ.FTS.B, 6.447%, 11/19/26	6,243	6,023
[a]9099846.SQ.FTS.B, 6.451%, 11/19/26	869	819
[a]9107106.SQ.FTS.B, 4.711%, 11/20/26	2,215	2,156
[a]9105631.SQ.FTS.B, 4.722%, 11/20/26	2,996	2,915
[a]9106785.SQ.FTS.B, 4.722%, 11/20/26	1,426	1,395
[a]9108761.SQ.FTS.B, 4.722%, 11/20/26	2,875	2,789
[a]9106638.SQ.FTS.B, 4.944%, 11/20/26	2,654	1,351
[a]9105200.SQ.FTS.B, 5.031%, 11/20/26	3,446	3,397

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	53

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9106673.SQ.FTS.B, 5.031%, 11/20/26	$6,049	$5,050
[a]9108528.SQ.FTS.B, 5.031%, 11/20/26	4,895	4,695
[a]9107057.SQ.FTS.B, 5.337%, 11/20/26	750	731
[a]9107320.SQ.FTS.B, 5.582%, 11/20/26	276	271
[a]9104473.SQ.FTS.B, 5.598%, 11/20/26	8,195	7,887
[a]9105728.SQ.FTS.B, 5.598%, 11/20/26	34,364	31,557
[a]9107160.SQ.FTS.B, 5.912%, 11/20/26	1,813	1,795
[a]9109305.SQ.FTS.B, 4.712%, 11/21/26	972	956
[a]9112602.SQ.FTS.B, 4.715%, 11/21/26	4,482	4,393
[a]9110080.SQ.FTS.B, 4.717%, 11/21/26	10,109	9,903
[a]9110690.SQ.FTS.B, 4.717%, 11/21/26	10,228	10,108
[a]9112990.SQ.FTS.B, 4.717%, 11/21/26	14,432	14,234
[a]9109065.SQ.FTS.B, 4.719%, 11/21/26	3,919	3,830
[a]9108864.SQ.FTS.B, 4.721%, 11/21/26	3,143	3,093
[a]9111289.SQ.FTS.B, 5.346%, 11/21/26	2,484	2,466
[a]9112878.SQ.FTS.B, 5.598%, 11/21/26	8,546	8,229
[a]9112799.SQ.FTS.B, 5.6%, 11/21/26	1,745	1,727
[a]9111644.SQ.FTS.B, 6.105%, 11/21/26	1,075	1,046
[a]9111809.SQ.FTS.B, 6.114%, 11/21/26	1,253	1,090
[a]9111269.SQ.FTS.B, 6.438%, 11/21/26	805	717
[a]9109377.SQ.FTS.B, 6.447%, 11/21/26	2,438	2,309
[a]9119239.SQ.FTS.B, 4.715%, 11/22/26	5,008	4,761
[a]9117797.SQ.FTS.B, 4.717%, 11/22/26	1,421	1,399
[a]9117923.SQ.FTS.B, 4.717%, 11/22/26	18,740	18,475
[a]9120835.SQ.FTS.B, 4.717%, 11/22/26	3,586	3,495
[a]9120702.SQ.FTS.B, 4.72%, 11/22/26	3,045	2,911
[a]9121919.SQ.FTS.B, 4.721%, 11/22/26	1,521	1,496
[a]9121013.SQ.FTS.B, 5.031%, 11/22/26	12,907	12,498
[a]9119107.SQ.FTS.B, 5.346%, 11/22/26	1,349	1,325
[a]9119400.SQ.FTS.B, 5.912%, 11/22/26	10,887	10,755
[a]9120449.SQ.FTS.B, 5.912%, 11/22/26	4,785	4,229
[a,b]9121883.SQ.FTS.B, 6.301%, 11/22/26	1,987	58
[a]9121483.SQ.FTS.B, 6.452%, 11/22/26	3,977	504
[a]9122989.SQ.FTS.B, 4.717%, 11/23/26	3,099	3,031
[a]9124194.SQ.FTS.B, 4.717%, 11/23/26	4,753	4,621
[a]9125324.SQ.FTS.B, 4.717%, 11/23/26	21,447	20,418
[a]9125861.SQ.FTS.B, 4.717%, 11/23/26	19,477	18,975
[a]9126803.SQ.FTS.B, 4.717%, 11/23/26	1,439	1,407
[a]9127058.SQ.FTS.B, 4.721%, 11/23/26	1,095	1,088
[a]9126887.SQ.FTS.B, 4.724%, 11/23/26	2,024	1,925
[a]9123875.SQ.FTS.B, 5.344%, 11/23/26	1,667	1,625
[a]9123272.SQ.FTS.B, 5.347%, 11/23/26	7,273	7,118
[a]9126972.SQ.FTS.B, 5.639%, 11/23/26	2,119	47
[a]9125014.SQ.FTS.B, 6.096%, 11/23/26	3,615	3,367
[a]9122687.SQ.FTS.B, 6.11%, 11/23/26	1,050	1,003
[a]9124557.SQ.FTS.B, 6.447%, 11/23/26	16,459	8,095
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9125105.SQ.FTS.B, 6.447%, 11/23/26	$3,119	$3,020
[a]9127408.SQ.FTS.B, 4.707%, 11/24/26	617	604
[a]9128046.SQ.FTS.B, 4.717%, 11/24/26	1,514	1,473
[a]9128076.SQ.FTS.B, 4.717%, 11/24/26	8,568	8,178
[a]9127658.SQ.FTS.B, 4.719%, 11/24/26	10,121	9,700
[a,b]9127447.SQ.FTS.B, 6.285%, 11/24/26	2,082	815
[a]9127980.SQ.FTS.B, 6.294%, 11/24/26	149	145
[a]9127427.SQ.FTS.B, 6.436%, 11/24/26	117	114
[a,b]9127518.SQ.FTS.B, 6.447%, 11/24/26	4,864	97
[a]9127957.SQ.FTS.B, 6.45%, 11/24/26	1,187	1,067
[a]9127924.SQ.FTS.B, 6.464%, 11/24/26	612	581
[a]9128408.SQ.FTS.B, 5.031%, 11/25/26	6,708	6,295
[a]9128526.SQ.FTS.B, 6.456%, 11/25/26	831	810
[a]9129734.SQ.FTS.B, 4.715%, 11/26/26	4,390	4,246
[a]9129392.SQ.FTS.B, 4.717%, 11/26/26	12,221	11,996
[a]9129667.SQ.FTS.B, 4.717%, 11/26/26	955	939
[a]9129793.SQ.FTS.B, 4.721%, 11/26/26	2,713	2,671
[a]9129648.SQ.FTS.B, 4.726%, 11/26/26	1,559	1,525
[a]9129676.SQ.FTS.B, 5.031%, 11/26/26	3,030	2,967
[a]9129885.SQ.FTS.B, 5.346%, 11/26/26	12,658	12,486
[a]9129727.SQ.FTS.B, 5.625%, 11/26/26	285	202
[a]9129364.SQ.FTS.B, 5.909%, 11/26/26	918	887
[a]9129064.SQ.FTS.B, 6.45%, 11/26/26	2,264	2,210
[a]9135485.SQ.FTS.B, 4.715%, 11/27/26	5,636	4,917
[a]9135431.SQ.FTS.B, 4.716%, 11/27/26	2,470	2,418
[a]9132550.SQ.FTS.B, 4.717%, 11/27/26	11,690	11,567
[a]9133461.SQ.FTS.B, 4.717%, 11/27/26	3,726	3,637
[a]9133611.SQ.FTS.B, 4.717%, 11/27/26	15,744	15,299
[a]9134393.SQ.FTS.B, 4.717%, 11/27/26	1,584	1,553
[a]9134649.SQ.FTS.B, 4.717%, 11/27/26	4,026	3,948
[a]9134445.SQ.FTS.B, 4.72%, 11/27/26	2,437	2,396
[a]9134538.SQ.FTS.B, 4.73%, 11/27/26	1,266	1,232
[a]9132418.SQ.FTS.B, 5.6%, 11/27/26	3,046	2,878
[a,b]9131207.SQ.FTS.B, 5.63%, 11/27/26	4,364	85
[a]9134026.SQ.FTS.B, 5.913%, 11/27/26	5,073	4,794
[a]9133569.SQ.FTS.B, 6.104%, 11/27/26	1,879	1,564
[a]9133101.SQ.FTS.B, 6.283%, 11/27/26	582	559
[a]9136822.SQ.FTS.B, 4.715%, 11/28/26	3,087	3,035
[a]9137681.SQ.FTS.B, 4.717%, 11/28/26	17,351	17,009
[a]9138988.SQ.FTS.B, 4.717%, 11/28/26	28,528	27,179
[a]9136995.SQ.FTS.B, 4.719%, 11/28/26	2,004	1,979
[a]9137217.SQ.FTS.B, 4.719%, 11/28/26	4,664	4,533
[a]9140575.SQ.FTS.B, 4.719%, 11/28/26	4,432	4,341
[a]9140067.SQ.FTS.B, 4.72%, 11/28/26	4,439	4,363
[a]9140499.SQ.FTS.B, 4.724%, 11/28/26	1,910	1,876
[a]9138929.SQ.FTS.B, 4.726%, 11/28/26	1,255	1,236

54	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9137432.SQ.FTS.B, 5.346%, 11/28/26	$3,995	$3,851
[a]9140421.SQ.FTS.B, 5.347%, 11/28/26	6,319	5,724
[a]9138777.SQ.FTS.B, 5.348%, 11/28/26	13,837	11,325
[a]9135932.SQ.FTS.B, 5.592%, 11/28/26	1,175	1,128
[a]9138735.SQ.FTS.B, 5.599%, 11/28/26	2,178	2,027
[a]9137592.SQ.FTS.B, 5.606%, 11/28/26	1,790	1,682
[a]9136623.SQ.FTS.B, 6.101%, 11/28/26	5,346	3,701
[a]9137673.SQ.FTS.B, 6.433%, 11/28/26	24	24
[a]9140240.SQ.FTS.B, 6.436%, 11/28/26	417	409
[a]9135850.SQ.FTS.B, 6.451%, 11/28/26	2,993	1,693
[a]9147467.SQ.FTS.B, 4.705%, 11/29/26	1,345	1,215
[a]9147517.SQ.FTS.B, 4.712%, 11/29/26	2,143	2,071
[a]9143704.SQ.FTS.B, 4.715%, 11/29/26	2,786	2,718
[a]9145148.SQ.FTS.B, 4.717%, 11/29/26	1,974	1,916
[a]9145702.SQ.FTS.B, 4.717%, 11/29/26	23,686	18,793
[a]9146009.SQ.FTS.B, 4.717%, 11/29/26	12,647	12,312
[a]9146280.SQ.FTS.B, 4.718%, 11/29/26	16,823	14,794
[a]9146590.SQ.FTS.B, 4.718%, 11/29/26	24,440	23,916
[a]9145036.SQ.FTS.B, 4.72%, 11/29/26	1,866	1,839
[a]9145406.SQ.FTS.B, 4.72%, 11/29/26	3,906	3,850
[a]9144264.SQ.FTS.B, 4.723%, 11/29/26	1,191	1,166
[a]9147028.SQ.FTS.B, 4.933%, 11/29/26	1,409	979
[a]9144848.SQ.FTS.B, 4.935%, 11/29/26	3,381	1,934
[a]9146262.SQ.FTS.B, 5.031%, 11/29/26	1,135	1,062
[a]9147559.SQ.FTS.B, 5.031%, 11/29/26	14,564	14,159
[a]9145261.SQ.FTS.B, 5.346%, 11/29/26	3,505	3,337
[a]9143958.SQ.FTS.B, 5.348%, 11/29/26	8,252	7,689
[a]9143818.SQ.FTS.B, 5.591%, 11/29/26	771	761
[a]9143890.SQ.FTS.B, 5.597%, 11/29/26	1,572	1,552
[a]9144384.SQ.FTS.B, 5.602%, 11/29/26	1,905	1,857
[a]9144454.SQ.FTS.B, 6.444%, 11/29/26	4,615	2,990
[a]9144614.SQ.FTS.B, 6.447%, 11/29/26	1,022	861
[a]9147142.SQ.FTS.B, 6.459%, 11/29/26	601	561
[a]9147144.SQ.FTS.B, 6.511%, 11/29/26	4,785	3,928
[a]9154577.SQ.FTS.B, 4.717%, 11/30/26	11,943	11,723
[a]9155289.SQ.FTS.B, 4.717%, 11/30/26	11,079	1,728
[a]9151414.SQ.FTS.B, 4.719%, 11/30/26	9,134	8,747
[a]9155165.SQ.FTS.B, 4.719%, 11/30/26	6,432	6,295
[a]9148759.SQ.FTS.B, 5.031%, 11/30/26	1,740	1,709
[a]9151335.SQ.FTS.B, 5.031%, 11/30/26	3,997	3,497
[a]9151758.SQ.FTS.B, 5.031%, 11/30/26	45,778	44,587
[a]9154401.SQ.FTS.B, 5.031%, 11/30/26	3,316	3,185
[a]9154995.SQ.FTS.B, 5.031%, 11/30/26	1,295	1,259
[a]9149181.SQ.FTS.B, 5.346%, 11/30/26	23,640	23,259
[a]9155156.SQ.FTS.B, 5.346%, 11/30/26	320	315
[a]9148888.SQ.FTS.B, 5.348%, 11/30/26	2,683	2,297
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9155020.SQ.FTS.B, 5.916%, 11/30/26	$3,128	$2,721
[a]9153027.SQ.FTS.B, 6.101%, 11/30/26	34,687	25,117
[a]9154820.SQ.FTS.B, 6.102%, 11/30/26	5,530	5,396
[a]9149036.SQ.FTS.B, 6.437%, 11/30/26	567	538
[a]9148870.SQ.FTS.B, 6.439%, 11/30/26	786	562
[a]9151157.SQ.FTS.B, 6.452%, 11/30/26	2,620	2,184
[a]9154456.SQ.FTS.B, 6.456%, 11/30/26	714	665
[a]9155651.SQ.FTS.B, 4.717%, 12/01/26	12,995	12,671
[a]9156105.SQ.FTS.B, 4.717%, 12/01/26	7,165	6,996
[a]9155397.SQ.FTS.B, 4.719%, 12/01/26	9,265	8,964
[a]9155547.SQ.FTS.B, 4.723%, 12/01/26	2,077	2,039
[a]9156236.SQ.FTS.B, 6.282%, 12/01/26	1,998	1,406
[a,b]9155885.SQ.FTS.B, 6.449%, 12/01/26	9,052	103
[a]9158375.SQ.FTS.B, 4.716%, 12/02/26	2,337	2,267
[a]9158560.SQ.FTS.B, 4.716%, 12/02/26	4,082	4,003
[a]9160393.SQ.FTS.B, 4.717%, 12/02/26	8,607	8,447
[a]9160592.SQ.FTS.B, 4.717%, 12/02/26	3,128	3,048
[a]9159523.SQ.FTS.B, 4.721%, 12/02/26	3,550	3,487
[a]9159435.SQ.FTS.B, 4.727%, 12/02/26	601	596
[a]9158480.SQ.FTS.B, 5.024%, 12/02/26	668	653
[a]9158902.SQ.FTS.B, 5.031%, 12/02/26	7,226	5,957
[a]9160773.SQ.FTS.B, 5.031%, 12/02/26	1,779	1,706
[a]9157527.SQ.FTS.B, 5.342%, 12/02/26	1,492	1,237
[a]9157584.SQ.FTS.B, 5.346%, 12/02/26	9,440	9,233
[a]9156672.SQ.FTS.B, 5.631%, 12/02/26	3,714	2,125
[a]9159458.SQ.FTS.B, 5.912%, 12/02/26	3,105	2,999
[a]9159402.SQ.FTS.B, 5.93%, 12/02/26	151	149
[a]9159565.SQ.FTS.B, 6.101%, 12/02/26	23,835	22,842
[a]9159373.SQ.FTS.B, 6.289%, 12/02/26	2,527	1,524
[a]9159296.SQ.FTS.B, 6.448%, 12/02/26	1,858	1,806
[a]9164909.SQ.FTS.B, 4.715%, 12/03/26	3,537	3,479
[a]9165058.SQ.FTS.B, 4.717%, 12/03/26	33,769	32,493
[a]9163696.SQ.FTS.B, 4.718%, 12/03/26	16,502	16,094
[a]9166172.SQ.FTS.B, 4.718%, 12/03/26	3,456	3,242
[a]9164636.SQ.FTS.B, 4.719%, 12/03/26	9,186	8,849
[a]9162108.SQ.FTS.B, 4.721%, 12/03/26	2,701	2,649
[a,b]9166277.SQ.FTS.B, 4.935%, 12/03/26	10,193	161
[a]9166416.SQ.FTS.B, 4.937%, 12/03/26	2,666	1,723
[a]9166520.SQ.FTS.B, 5.031%, 12/03/26	20,834	20,070
[a]9161505.SQ.FTS.B, 5.597%, 12/03/26	9,221	8,888
[a]9163154.SQ.FTS.B, 5.597%, 12/03/26	13,863	12,762
[a]9164334.SQ.FTS.B, 5.597%, 12/03/26	13,832	12,557
[a]9166259.SQ.FTS.B, 5.599%, 12/03/26	191	189
[a]9163114.SQ.FTS.B, 5.602%, 12/03/26	1,103	1,053
[a]9164225.SQ.FTS.B, 6.101%, 12/03/26	2,140	2,084
[a]9164265.SQ.FTS.B, 6.105%, 12/03/26	1,072	1,063

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	55

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9165561.SQ.FTS.B, 6.444%, 12/03/26	$1,800	$1,640
[a]9165709.SQ.FTS.B, 6.447%, 12/03/26	8,448	8,214
[a,b]9162917.SQ.FTS.B, 6.449%, 12/03/26	7,999	76
[a]9166450.SQ.FTS.B, 6.451%, 12/03/26	1,171	1,095
[a]9170192.SQ.FTS.B, 4.715%, 12/04/26	3,769	3,709
[a]9167655.SQ.FTS.B, 4.717%, 12/04/26	6,755	6,633
[a]9168118.SQ.FTS.B, 4.717%, 12/04/26	4,147	3,999
[a]9169854.SQ.FTS.B, 4.717%, 12/04/26	4,730	4,451
[a]9170284.SQ.FTS.B, 4.717%, 12/04/26	9,179	8,962
[a]9168508.SQ.FTS.B, 4.718%, 12/04/26	20,239	19,687
[a]9168211.SQ.FTS.B, 4.72%, 12/04/26	8,500	7,486
[a]9168435.SQ.FTS.B, 4.721%, 12/04/26	2,095	2,045
[a]9170833.SQ.FTS.B, 4.729%, 12/04/26	1,116	1,090
[a]9170470.SQ.FTS.B, 5.031%, 12/04/26	13,143	12,744
[a]9169159.SQ.FTS.B, 5.333%, 12/04/26	1,585	1,381
[a]9166701.SQ.FTS.B, 5.597%, 12/04/26	2,931	2,747
[a]9170125.SQ.FTS.B, 5.66%, 12/04/26	563	103
[a]9169979.SQ.FTS.B, 6.092%, 12/04/26	1,722	855
[a]9170138.SQ.FTS.B, 6.101%, 12/04/26	1,793	1,729
[a,b]9169657.SQ.FTS.B, 6.289%, 12/04/26	27,874	419
[a]9178335.SQ.FTS.B, 4.715%, 12/05/26	4,025	3,848
[a]9173933.SQ.FTS.B, 4.717%, 12/05/26	6,814	6,679
[a]9175225.SQ.FTS.B, 4.717%, 12/05/26	6,030	5,968
[a]9178432.SQ.FTS.B, 4.718%, 12/05/26	15,366	15,038
[a]9176370.SQ.FTS.B, 5.347%, 12/05/26	14,814	13,650
[a]9174238.SQ.FTS.B, 5.597%, 12/05/26	10,654	10,098
[a,b]9177726.SQ.FTS.B, 6.1%, 12/05/26	3,907	45
[a]9176055.SQ.FTS.B, 6.102%, 12/05/26	4,025	3,880
[a]9176675.SQ.FTS.B, 6.296%, 12/05/26	887	732
[a]9177910.SQ.FTS.B, 6.446%, 12/05/26	13,996	12,986
[a]9174597.SQ.FTS.B, 6.453%, 12/05/26	1,993	1,893
[a]9179564.SQ.FTS.B, 4.717%, 12/06/26	4,951	4,791
[a]9180406.SQ.FTS.B, 4.717%, 12/06/26	9,811	9,534
[a]9180047.SQ.FTS.B, 4.719%, 12/06/26	3,626	3,543
[a]9180655.SQ.FTS.B, 4.719%, 12/06/26	8,825	7,639
[a]9180247.SQ.FTS.B, 4.72%, 12/06/26	3,976	3,914
[a]9182035.SQ.FTS.B, 4.721%, 12/06/26	2,679	2,612
[a]9178912.SQ.FTS.B, 5.597%, 12/06/26	3,588	3,497
[a]9180198.SQ.FTS.B, 5.621%, 12/06/26	1,003	896
[a]9180177.SQ.FTS.B, 5.63%, 12/06/26	717	531
[a]9182307.SQ.FTS.B, 6.099%, 12/06/26	2,474	1,965
[a]9178676.SQ.FTS.B, 6.102%, 12/06/26	5,355	5,096
[a]9179013.SQ.FTS.B, 6.103%, 12/06/26	1,576	1,546
[a]9184119.SQ.FTS.B, 4.707%, 12/07/26	1,643	1,567
[a]9183809.SQ.FTS.B, 4.715%, 12/07/26	3,438	3,349
[a]9183910.SQ.FTS.B, 4.72%, 12/07/26	1,037	1,018
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9183875.SQ.FTS.B, 5.031%, 12/07/26	$1,927	$1,355
[a]9183934.SQ.FTS.B, 5.031%, 12/07/26	9,420	8,817
[a]9183904.SQ.FTS.B, 5.157%, 12/07/26	593	562
[a]9183530.SQ.FTS.B, 5.601%, 12/07/26	4,875	3,681
[a]9183562.SQ.FTS.B, 5.633%, 12/07/26	3,722	2,562
[a]9183652.SQ.FTS.B, 5.954%, 12/07/26	328	321
[a]9183760.SQ.FTS.B, 6.113%, 12/07/26	1,207	1,100
[a]9184051.SQ.FTS.B, 6.289%, 12/07/26	4,669	2,938
[a]9184261.SQ.FTS.B, 4.717%, 12/08/26	5,867	5,771
[a]9184838.SQ.FTS.B, 4.719%, 12/08/26	7,457	7,297
[a]9184485.SQ.FTS.B, 5.031%, 12/08/26	4,784	4,720
[a]9184743.SQ.FTS.B, 5.345%, 12/08/26	4,887	3,376
[a,b]9184150.SQ.FTS.B, 5.351%, 12/08/26	4,320	110
[a]9184205.SQ.FTS.B, 5.908%, 12/08/26	2,932	2,757
[a]9184136.SQ.FTS.B, 6.457%, 12/08/26	788	655
[a]9184808.SQ.FTS.B, 6.46%, 12/08/26	1,118	1,029
[a]9185576.SQ.FTS.B, 4.715%, 12/09/26	4,056	3,951
[a]9187167.SQ.FTS.B, 4.716%, 12/09/26	9,738	8,432
[a]9187365.SQ.FTS.B, 4.719%, 12/09/26	6,493	6,269
[a]9188954.SQ.FTS.B, 4.719%, 12/09/26	5,619	5,359
[a]9189031.SQ.FTS.B, 4.78%, 12/09/26	319	276
[a]9187817.SQ.FTS.B, 5.355%, 12/09/26	1,956	1,893
[a]9189038.SQ.FTS.B, 5.592%, 12/09/26	1,547	1,495
[a]9186531.SQ.FTS.B, 5.595%, 12/09/26	5,667	3,355
[a]9189584.SQ.FTS.B, 5.598%, 12/09/26	6,000	5,794
[a]9189351.SQ.FTS.B, 5.599%, 12/09/26	2,754	2,408
[a]9188436.SQ.FTS.B, 6.11%, 12/09/26	939	249
[a]9187508.SQ.FTS.B, 6.289%, 12/09/26	4,491	4,383
[a]9186054.SQ.FTS.B, 6.444%, 12/09/26	819	801
[a]9189410.SQ.FTS.B, 6.447%, 12/09/26	4,166	3,837
[a]9188228.SQ.FTS.B, 6.452%, 12/09/26	1,160	1,052
[a]9190887.SQ.FTS.B, 4.715%, 12/10/26	3,200	3,133
[a]9193546.SQ.FTS.B, 4.717%, 12/10/26	4,816	4,727
[a]9193625.SQ.FTS.B, 4.718%, 12/10/26	18,809	18,496
[a]9193959.SQ.FTS.B, 4.718%, 12/10/26	33,056	32,045
[a]9190754.SQ.FTS.B, 4.721%, 12/10/26	1,944	1,915
[a]9193398.SQ.FTS.B, 4.723%, 12/10/26	2,937	2,856
[a]9193526.SQ.FTS.B, 5.031%, 12/10/26	853	840
[a]9190661.SQ.FTS.B, 5.038%, 12/10/26	1,380	1,347
[a]9190286.SQ.FTS.B, 6.289%, 12/10/26	449	374
[a,b]9190831.SQ.FTS.B, 6.442%, 12/10/26	5,487	2,310
[a]9192699.SQ.FTS.B, 6.442%, 12/10/26	1,322	1,247
[a]9194871.SQ.FTS.B, 6.448%, 12/10/26	8,328	7,858
[a]9191893.SQ.FTS.B, 6.45%, 12/10/26	642	601
[a]9193943.SQ.FTS.B, 6.458%, 12/10/26	727	708
[a]9193486.SQ.FTS.B, 6.671%, 12/10/26	2,787	2,149

56	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9196467.SQ.FTS.B, 4.717%, 12/11/26	$59,867	$57,391
[a]9199431.SQ.FTS.B, 4.717%, 12/11/26	21,646	21,008
[a]9198770.SQ.FTS.B, 4.718%, 12/11/26	23,213	22,805
[a]9199860.SQ.FTS.B, 4.718%, 12/11/26	2,407	2,110
[a]9195216.SQ.FTS.B, 4.719%, 12/11/26	2,018	1,962
[a]9198689.SQ.FTS.B, 4.721%, 12/11/26	4,949	4,779
[a]9195826.SQ.FTS.B, 5.031%, 12/11/26	15,459	14,158
[a]9199900.SQ.FTS.B, 5.031%, 12/11/26	10,707	10,379
[a]9200198.SQ.FTS.B, 5.031%, 12/11/26	4,109	4,001
[a]9195783.SQ.FTS.B, 5.04%, 12/11/26	2,257	1,574
[a]9195350.SQ.FTS.B, 5.345%, 12/11/26	7,835	7,081
[a]9200187.SQ.FTS.B, 5.626%, 12/11/26	769	447
[a]9194966.SQ.FTS.B, 5.913%, 12/11/26	3,732	3,530
[a]9199374.SQ.FTS.B, 5.919%, 12/11/26	2,102	1,985
[a]9199363.SQ.FTS.B, 6.11%, 12/11/26	453	443
[a]9195164.SQ.FTS.B, 6.447%, 12/11/26	594	576
[a]9204766.SQ.FTS.B, 4.715%, 12/12/26	2,799	2,742
[a]9205145.SQ.FTS.B, 4.717%, 12/12/26	19,263	18,708
[a]9206976.SQ.FTS.B, 4.717%, 12/12/26	19,249	18,859
[a]9207267.SQ.FTS.B, 4.717%, 12/12/26	2,200	2,137
[a]9207290.SQ.FTS.B, 4.717%, 12/12/26	5,899	5,621
[a]9207488.SQ.FTS.B, 4.721%, 12/12/26	3,886	3,790
[a]9204266.SQ.FTS.B, 4.741%, 12/12/26	635	622
[a]9204961.SQ.FTS.B, 5.031%, 12/12/26	4,832	4,591
[a,b]9206195.SQ.FTS.B, 5.031%, 12/12/26	27,854	3,504
[a]9205054.SQ.FTS.B, 5.343%, 12/12/26	1,217	1,163
[a]9204558.SQ.FTS.B, 5.59%, 12/12/26	2,546	2,353
[a]9203745.SQ.FTS.B, 5.628%, 12/12/26	1,351	902
[a]9207230.SQ.FTS.B, 5.724%, 12/12/26	1,700	1,655
[a]9203776.SQ.FTS.B, 5.915%, 12/12/26	4,049	3,916
[a]9204844.SQ.FTS.B, 6.101%, 12/12/26	4,724	4,390
[a]9203378.SQ.FTS.B, 6.103%, 12/12/26	7,726	7,199
[a]9207579.SQ.FTS.B, 6.448%, 12/12/26	4,461	4,368
[a]9207481.SQ.FTS.B, 6.478%, 12/12/26	59	58
[a]9209637.SQ.FTS.B, 4.715%, 12/13/26	5,148	5,006
[a]9210915.SQ.FTS.B, 4.715%, 12/13/26	3,958	3,786
[a]9210630.SQ.FTS.B, 4.717%, 12/13/26	3,999	3,863
[a]9211331.SQ.FTS.B, 4.717%, 12/13/26	12,964	12,677
[a]9212050.SQ.FTS.B, 4.717%, 12/13/26	4,623	4,464
[a]9210573.SQ.FTS.B, 5.024%, 12/13/26	1,004	961
[a]9212501.SQ.FTS.B, 5.031%, 12/13/26	33,165	32,645
[a]9211765.SQ.FTS.B, 5.343%, 12/13/26	3,714	3,369
[a]9210378.SQ.FTS.B, 5.346%, 12/13/26	8,002	7,174
[a]9211071.SQ.FTS.B, 5.346%, 12/13/26	7,219	7,125
[a]9211825.SQ.FTS.B, 5.346%, 12/13/26	10,686	10,311
[a]9212166.SQ.FTS.B, 5.346%, 12/13/26	4,735	4,650
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9212375.SQ.FTS.B, 5.346%, 12/13/26	$5,696	$5,541
[a]9208893.SQ.FTS.B, 5.353%, 12/13/26	3,506	2,619
[a]9210004.SQ.FTS.B, 5.355%, 12/13/26	2,594	2,325
[a]9207945.SQ.FTS.B, 5.597%, 12/13/26	12,150	11,677
[a]9209516.SQ.FTS.B, 5.597%, 12/13/26	5,157	4,781
[a]9210339.SQ.FTS.B, 5.915%, 12/13/26	693	669
[a]9209498.SQ.FTS.B, 6.102%, 12/13/26	595	563
[a,b]9210711.SQ.FTS.B, 6.289%, 12/13/26	13,172	193
[a]9210048.SQ.FTS.B, 6.448%, 12/13/26	10,324	7,844
[a]9209763.SQ.FTS.B, 6.451%, 12/13/26	2,922	2,808
[a]9209608.SQ.FTS.B, 6.453%, 12/13/26	56	55
[a]9208409.SQ.FTS.B, 6.665%, 12/13/26	6,814	6,548
[a]9213002.SQ.FTS.B, 4.715%, 12/14/26	4,196	4,115
[a]9212786.SQ.FTS.B, 4.717%, 12/14/26	6,082	5,973
[a,b]9213374.SQ.FTS.B, 4.945%, 12/14/26	1,473	18
[a]9213101.SQ.FTS.B, 5.475%, 12/14/26	1,434	1,401
[a]9212922.SQ.FTS.B, 6.114%, 12/14/26	672	632
[a]9213633.SQ.FTS.B, 4.712%, 12/15/26	2,891	2,791
[a]9214259.SQ.FTS.B, 4.719%, 12/15/26	4,181	4,054
[a,b]9213907.SQ.FTS.B, 4.97%, 12/15/26	860	72
[a]9214159.SQ.FTS.B, 5.027%, 12/15/26	5,567	4,065
[a]9213965.SQ.FTS.B, 5.465%, 12/15/26	1,233	1,211
[a]9214350.SQ.FTS.B, 6.102%, 12/15/26	7,103	975
[a]9213773.SQ.FTS.B, 6.104%, 12/15/26	5,700	5,077
[a]9213556.SQ.FTS.B, 6.289%, 12/15/26	4,718	4,131
[a]9213874.SQ.FTS.B, 6.441%, 12/15/26	73	72
[a]9214205.SQ.FTS.B, 6.442%, 12/15/26	2,937	2,696
[a]9213686.SQ.FTS.B, 6.445%, 12/15/26	336	331
[a]9216772.SQ.FTS.B, 4.712%, 12/16/26	2,771	2,687
[a]9218163.SQ.FTS.B, 4.715%, 12/16/26	5,037	4,893
[a]9219202.SQ.FTS.B, 4.715%, 12/16/26	1,688	1,669
[a]9218380.SQ.FTS.B, 4.718%, 12/16/26	2,873	2,813
[a]9215466.SQ.FTS.B, 4.719%, 12/16/26	6,573	6,459
[a]9218462.SQ.FTS.B, 4.722%, 12/16/26	3,220	3,151
[a]9219043.SQ.FTS.B, 5.017%, 12/16/26	750	735
[a]9218020.SQ.FTS.B, 5.031%, 12/16/26	9,519	7,435
[a]9217978.SQ.FTS.B, 5.339%, 12/16/26	2,245	1,682
[a]9218771.SQ.FTS.B, 5.346%, 12/16/26	1,786	1,774
[a]9215791.SQ.FTS.B, 5.592%, 12/16/26	2,264	2,189
[a]9216439.SQ.FTS.B, 5.599%, 12/16/26	16,150	15,287
[a]9218909.SQ.FTS.B, 5.6%, 12/16/26	8,759	7,699
[a]9217910.SQ.FTS.B, 6.289%, 12/16/26	4,289	2,048
[a]9215439.SQ.FTS.B, 6.438%, 12/16/26	1,030	859
[a]9218299.SQ.FTS.B, 6.454%, 12/16/26	717	702
[a]9215965.SQ.FTS.B, 6.509%, 12/16/26	16,646	10,919
[a]9224148.SQ.FTS.B, 4.716%, 12/17/26	7,033	6,819

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	57

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9222464.SQ.FTS.B, 4.717%, 12/17/26	$3,812	$3,748
[a]9223909.SQ.FTS.B, 4.717%, 12/17/26	7,297	7,144
[a]9225370.SQ.FTS.B, 4.717%, 12/17/26	13,103	12,703
[a]9226472.SQ.FTS.B, 4.717%, 12/17/26	47,476	41,320
[a]9224987.SQ.FTS.B, 5.028%, 12/17/26	2,373	2,256
[a]9227390.SQ.FTS.B, 5.346%, 12/17/26	16,784	16,059
[a]9224421.SQ.FTS.B, 5.596%, 12/17/26	2,160	2,146
[a]9227183.SQ.FTS.B, 5.723%, 12/17/26	6,956	6,775
[a,b]9222658.SQ.FTS.B, 5.725%, 12/17/26	21,718	916
[a]9223506.SQ.FTS.B, 5.913%, 12/17/26	8,898	8,655
[a]9222417.SQ.FTS.B, 6.436%, 12/17/26	1,014	872
[a]9225725.SQ.FTS.B, 6.446%, 12/17/26	3,949	3,912
[a]9222649.SQ.FTS.B, 6.455%, 12/17/26	1,066	977
[a]9231498.SQ.FTS.B, 4.717%, 12/18/26	27,987	27,244
[a]9231199.SQ.FTS.B, 4.719%, 12/18/26	7,799	6,797
[a]9234203.SQ.FTS.B, 4.723%, 12/18/26	2,729	2,671
[a]9235373.SQ.FTS.B, 4.725%, 12/18/26	2,006	1,954
[a,b]9234342.SQ.FTS.B, 4.957%, 12/18/26	550	208
[a]9230943.SQ.FTS.B, 5.031%, 12/18/26	990	980
[a]9231112.SQ.FTS.B, 5.031%, 12/18/26	1,763	1,625
[a]9233935.SQ.FTS.B, 5.346%, 12/18/26	9,034	8,886
[a]9234584.SQ.FTS.B, 5.346%, 12/18/26	13,782	13,383
[a]9231043.SQ.FTS.B, 5.607%, 12/18/26	1,155	1,115
[a]9235234.SQ.FTS.B, 5.641%, 12/18/26	1,042	817
[a]9233301.SQ.FTS.B, 5.911%, 12/18/26	9,916	9,725
[a]9230685.SQ.FTS.B, 6.101%, 12/18/26	797	775
[a]9233883.SQ.FTS.B, 6.447%, 12/18/26	2,090	1,914
[a]9230722.SQ.FTS.B, 6.449%, 12/18/26	4,147	4,033
[a]9234304.SQ.FTS.B, 6.454%, 12/18/26	3,643	2,133
[a]9235715.SQ.FTS.B, 4.717%, 12/19/26	438	435
[a]9236008.SQ.FTS.B, 4.717%, 12/19/26	546	536
[a]9236567.SQ.FTS.B, 4.717%, 12/19/26	2,068	2,021
[a]9236869.SQ.FTS.B, 4.717%, 12/19/26	15,002	14,489
[a]9236018.SQ.FTS.B, 4.718%, 12/19/26	22,065	21,600
[a]9235879.SQ.FTS.B, 4.719%, 12/19/26	5,278	5,148
[a]9236589.SQ.FTS.B, 5.031%, 12/19/26	3,524	3,469
[a]9236652.SQ.FTS.B, 5.031%, 12/19/26	1,774	1,748
[a]9236750.SQ.FTS.B, 5.031%, 12/19/26	8,649	8,433
[a]9236387.SQ.FTS.B, 5.593%, 12/19/26	3,752	2,645
[a]9235738.SQ.FTS.B, 5.598%, 12/19/26	6,356	6,139
[a]9235666.SQ.FTS.B, 5.726%, 12/19/26	2,085	2,002
[a]9235840.SQ.FTS.B, 6.103%, 12/19/26	512	505
[a]9235986.SQ.FTS.B, 6.289%, 12/19/26	2,269	1,074
[a]9236686.SQ.FTS.B, 6.447%, 12/19/26	476	331
[a]9239713.SQ.FTS.B, 4.716%, 12/20/26	2,050	2,005
[a]9241854.SQ.FTS.B, 4.717%, 12/20/26	12,492	12,223
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9238885.SQ.FTS.B, 4.718%, 12/20/26	$4,227	$3,703
[a]9239082.SQ.FTS.B, 4.719%, 12/20/26	5,454	5,291
[a]9239061.SQ.FTS.B, 4.895%, 12/20/26	540	372
[a]9238922.SQ.FTS.B, 5.031%, 12/20/26	4,531	4,303
[a,b]9239257.SQ.FTS.B, 5.031%, 12/20/26	9,539	581
[a]9240446.SQ.FTS.B, 5.031%, 12/20/26	11,399	11,039
[a]9241135.SQ.FTS.B, 5.031%, 12/20/26	7,407	7,173
[a]9241729.SQ.FTS.B, 5.031%, 12/20/26	1,481	1,160
[a]9240141.SQ.FTS.B, 5.348%, 12/20/26	2,759	2,735
[a]9241767.SQ.FTS.B, 5.351%, 12/20/26	2,641	2,594
[a]9237831.SQ.FTS.B, 5.6%, 12/20/26	4,548	4,300
[a]9238073.SQ.FTS.B, 5.9%, 12/20/26	1,836	1,551
[a]9240702.SQ.FTS.B, 5.912%, 12/20/26	15,348	14,806
[a]9238145.SQ.FTS.B, 5.924%, 12/20/26	987	904
[a,b]9238216.SQ.FTS.B, 6.275%, 12/20/26	620	473
[a]9241643.SQ.FTS.B, 6.307%, 12/20/26	530	403
[a]9241668.SQ.FTS.B, 6.434%, 12/20/26	843	733
[a]9240259.SQ.FTS.B, 6.448%, 12/20/26	4,758	4,360
[a]9241126.SQ.FTS.B, 6.45%, 12/20/26	2,155	1,225
[a]9239598.SQ.FTS.B, 6.453%, 12/20/26	653	646
[a]9241076.SQ.FTS.B, 6.453%, 12/20/26	639	626
[a]9243155.SQ.FTS.B, 4.717%, 12/21/26	11,900	11,529
[a]9242922.SQ.FTS.B, 5.026%, 12/21/26	1,751	1,619
[a]9243442.SQ.FTS.B, 5.348%, 12/21/26	3,114	3,023
[a]9243622.SQ.FTS.B, 6.441%, 12/21/26	3,545	1,737
[a]9244317.SQ.FTS.B, 4.717%, 12/22/26	4,521	4,322
[a]9243792.SQ.FTS.B, 5.031%, 12/22/26	1,286	1,257
[a]9243928.SQ.FTS.B, 5.031%, 12/22/26	1,324	1,296
[a]9244119.SQ.FTS.B, 5.162%, 12/22/26	2,734	2,674
[a]9243690.SQ.FTS.B, 5.595%, 12/22/26	2,622	2,519
[a]9243739.SQ.FTS.B, 6.1%, 12/22/26	703	686
[a]9243854.SQ.FTS.B, 6.285%, 12/22/26	2,160	2,030
[a]9244302.SQ.FTS.B, 6.431%, 12/22/26	799	731
[a]9244215.SQ.FTS.B, 6.448%, 12/22/26	9,095	6,686
[a]9246270.SQ.FTS.B, 4.717%, 12/23/26	8,040	7,856
[a]9248019.SQ.FTS.B, 4.717%, 12/23/26	2,792	2,716
[a]9249476.SQ.FTS.B, 4.717%, 12/23/26	14,037	13,662
[a]9246423.SQ.FTS.B, 4.719%, 12/23/26	4,645	4,518
[a]9249287.SQ.FTS.B, 4.72%, 12/23/26	5,352	5,251
[a]9245392.SQ.FTS.B, 5.031%, 12/23/26	2,020	1,999
[a]9245767.SQ.FTS.B, 5.031%, 12/23/26	7,902	7,740
[a]9246582.SQ.FTS.B, 5.031%, 12/23/26	15,623	15,398
[a]9247438.SQ.FTS.B, 5.66%, 12/23/26	460	366
[a]9247347.SQ.FTS.B, 6.101%, 12/23/26	4,664	4,190
[a]9247458.SQ.FTS.B, 6.447%, 12/23/26	1,322	1,233
[a]9248114.SQ.FTS.B, 6.447%, 12/23/26	1,716	1,694

58	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9249258.SQ.FTS.B, 6.453%, 12/23/26	$1,075	$1,018
[a]9249448.SQ.FTS.B, 6.46%, 12/23/26	989	913
[a]9250466.SQ.FTS.B, 4.71%, 12/24/26	1,936	1,704
[a]9251428.SQ.FTS.B, 4.717%, 12/24/26	6,426	6,295
[a]9254106.SQ.FTS.B, 4.717%, 12/24/26	1,653	1,619
[a]9254201.SQ.FTS.B, 4.718%, 12/24/26	18,289	17,914
[a]9254627.SQ.FTS.B, 4.72%, 12/24/26	5,037	4,934
[a]9251589.SQ.FTS.B, 5.02%, 12/24/26	985	964
[a]9251708.SQ.FTS.B, 5.029%, 12/24/26	4,244	3,920
[a]9250535.SQ.FTS.B, 5.031%, 12/24/26	5,352	5,296
[a]9252486.SQ.FTS.B, 5.031%, 12/24/26	5,766	5,709
[a]9252744.SQ.FTS.B, 5.347%, 12/24/26	13,726	13,556
[a]9253242.SQ.FTS.B, 5.348%, 12/24/26	8,211	8,009
[a]9251624.SQ.FTS.B, 5.917%, 12/24/26	1,636	1,604
[a]9250357.SQ.FTS.B, 6.102%, 12/24/26	2,513	2,383
[a]9251272.SQ.FTS.B, 6.275%, 12/24/26	1,059	887
[a]9251976.SQ.FTS.B, 6.284%, 12/24/26	2,075	1,017
[a]9254608.SQ.FTS.B, 6.289%, 12/24/26	442	416
[a]9249904.SQ.FTS.B, 6.301%, 12/24/26	1,134	1,012
[a]9258174.SQ.FTS.B, 4.714%, 12/25/26	2,503	2,456
[a]9257526.SQ.FTS.B, 4.717%, 12/25/26	25,523	25,167
[a]9258995.SQ.FTS.B, 4.717%, 12/25/26	13,415	13,113
[a]9254874.SQ.FTS.B, 4.718%, 12/25/26	29,440	28,685
[a]9259409.SQ.FTS.B, 4.719%, 12/25/26	7,170	7,004
[a]9257421.SQ.FTS.B, 4.72%, 12/25/26	6,179	6,013
[a]9256270.SQ.FTS.B, 4.723%, 12/25/26	2,708	2,637
[a]9257371.SQ.FTS.B, 4.734%, 12/25/26	536	531
[a]9258130.SQ.FTS.B, 5.92%, 12/25/26	1,278	1,244
[a]9258787.SQ.FTS.B, 6.1%, 12/25/26	6,917	6,721
[a]9256744.SQ.FTS.B, 6.432%, 12/25/26	562	526
[a]9256751.SQ.FTS.B, 6.447%, 12/25/26	15,768	15,374
[a]9259286.SQ.FTS.B, 6.447%, 12/25/26	3,778	3,654
[a]9263405.SQ.FTS.B, 4.717%, 12/26/26	9,317	9,077
[a]9264955.SQ.FTS.B, 4.717%, 12/26/26	7,377	7,106
[a]9262595.SQ.FTS.B, 4.719%, 12/26/26	8,241	7,995
[a]9263005.SQ.FTS.B, 4.721%, 12/26/26	4,606	4,484
[a]9262440.SQ.FTS.B, 5.353%, 12/26/26	2,049	2,001
[a]9264764.SQ.FTS.B, 5.912%, 12/26/26	3,364	3,307
[a]9264155.SQ.FTS.B, 6.101%, 12/26/26	18,059	17,523
[a]9262854.SQ.FTS.B, 6.287%, 12/26/26	5,205	2,393
[a]9263275.SQ.FTS.B, 6.444%, 12/26/26	571	562
[a]9269828.SQ.FTS.B, 4.717%, 12/27/26	8,798	8,534
[a]9271717.SQ.FTS.B, 4.717%, 12/27/26	7,097	6,084
[a]9271842.SQ.FTS.B, 4.717%, 12/27/26	17,090	16,735
[a]9270086.SQ.FTS.B, 4.719%, 12/27/26	7,150	6,987
[a]9269402.SQ.FTS.B, 4.72%, 12/27/26	2,238	2,167
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9271433.SQ.FTS.B, 4.72%, 12/27/26	$3,651	$3,473
[a]9271021.SQ.FTS.B, 4.723%, 12/27/26	2,565	2,508
[a]9270526.SQ.FTS.B, 5.031%, 12/27/26	5,076	4,969
[a]9271526.SQ.FTS.B, 5.031%, 12/27/26	2,215	2,171
[a]9272478.SQ.FTS.B, 5.031%, 12/27/26	44	43
[a]9269082.SQ.FTS.B, 5.344%, 12/27/26	4,792	4,682
[a]9268637.SQ.FTS.B, 5.349%, 12/27/26	3,403	3,360
[a]9271059.SQ.FTS.B, 6.1%, 12/27/26	28,887	24,235
[a]9272489.SQ.FTS.B, 6.101%, 12/27/26	5,220	5,144
[a]9269747.SQ.FTS.B, 6.434%, 12/27/26	912	845
[a]9268208.SQ.FTS.B, 6.449%, 12/27/26	4,099	3,835
[a]9273636.SQ.FTS.B, 4.71%, 12/28/26	2,188	2,129
[a]9273177.SQ.FTS.B, 4.716%, 12/28/26	2,908	2,854
[a]9272901.SQ.FTS.B, 4.717%, 12/28/26	2,094	2,013
[a]9272987.SQ.FTS.B, 4.722%, 12/28/26	2,191	2,135
[a]9273394.SQ.FTS.B, 5.02%, 12/28/26	1,503	1,395
[a]9272933.SQ.FTS.B, 5.339%, 12/28/26	1,559	1,514
[a]9272825.SQ.FTS.B, 5.585%, 12/28/26	1,198	1,136
[a]9273038.SQ.FTS.B, 5.916%, 12/28/26	2,344	2,299
[a]9272862.SQ.FTS.B, 5.919%, 12/28/26	567	556
[a]9273291.SQ.FTS.B, 6.101%, 12/28/26	3,542	3,439
[a]9273579.SQ.FTS.B, 6.449%, 12/28/26	1,324	1,295
[a]9273958.SQ.FTS.B, 4.713%, 12/29/26	2,172	2,101
[a]9273719.SQ.FTS.B, 4.717%, 12/29/26	879	868
[a]9274076.SQ.FTS.B, 4.717%, 12/29/26	5,204	5,130
[a]9274316.SQ.FTS.B, 4.717%, 12/29/26	1,635	1,600
[a]9273991.SQ.FTS.B, 4.721%, 12/29/26	4,437	4,338
[a]9274412.SQ.FTS.B, 4.727%, 12/29/26	1,850	1,801
[a]9274235.SQ.FTS.B, 5.031%, 12/29/26	3,949	3,848
[a]9273824.SQ.FTS.B, 5.346%, 12/29/26	4,668	4,608
[a]9274529.SQ.FTS.B, 5.348%, 12/29/26	13,323	3,940
[a]9274502.SQ.FTS.B, 5.351%, 12/29/26	1,368	1,344
[a]9274437.SQ.FTS.B, 5.908%, 12/29/26	2,103	1,952
[a]9273949.SQ.FTS.B, 6.447%, 12/29/26	516	488
[a]9273749.SQ.FTS.B, 6.451%, 12/29/26	2,339	2,270
[a]9274396.SQ.FTS.B, 6.461%, 12/29/26	1,797	1,412
[a]9276732.SQ.FTS.B, 4.717%, 12/30/26	12,291	11,943
[a]9278429.SQ.FTS.B, 4.717%, 12/30/26	2,690	2,635
[a]9279701.SQ.FTS.B, 4.717%, 12/30/26	5,515	5,449
[a]9279898.SQ.FTS.B, 4.717%, 12/30/26	14,561	14,180
[a]9277855.SQ.FTS.B, 4.719%, 12/30/26	5,984	5,799
[a]9279583.SQ.FTS.B, 4.719%, 12/30/26	4,707	4,561
[a]9279845.SQ.FTS.B, 4.738%, 12/30/26	836	815
[a]9277403.SQ.FTS.B, 5.031%, 12/30/26	570	566
[a]9279044.SQ.FTS.B, 5.031%, 12/30/26	5,874	5,752
[a]9279418.SQ.FTS.B, 5.031%, 12/30/26	7,696	7,446

franklintempleton.com	The accompanying notes are an integral part of these financial statements	Annual Report	59

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9280396.SQ.FTS.B, 5.031%, 12/30/26	$7,029	$6,927
[a]9278744.SQ.FTS.B, 5.347%, 12/30/26	1,159	1,147
[a]9275676.SQ.FTS.B, 5.36%, 12/30/26	1,379	1,045
[a]9278154.SQ.FTS.B, 5.597%, 12/30/26	5,144	5,069
[a]9277630.SQ.FTS.B, 5.599%, 12/30/26	10,011	8,831
[a]9277231.SQ.FTS.B, 5.6%, 12/30/26	4,806	4,703
[a]9277456.SQ.FTS.B, 5.916%, 12/30/26	1,999	1,947
[a]9278540.SQ.FTS.B, 6.099%, 12/30/26	5,757	1,010
[a]9275726.SQ.FTS.B, 6.282%, 12/30/26	559	548
[a]9278869.SQ.FTS.B, 6.448%, 12/30/26	16,464	9,988
[a]9279876.SQ.FTS.B, 6.452%, 12/30/26	462	452
[a]9283443.SQ.FTS.B, 4.714%, 1/01/27	317	315
[a]9282371.SQ.FTS.B, 4.717%, 1/01/27	20,876	18,513
[a]9283554.SQ.FTS.B, 4.717%, 1/01/27	3,954	3,800
[a]9284963.SQ.FTS.B, 4.718%, 1/01/27	7,092	6,896
[a]9283331.SQ.FTS.B, 5.344%, 1/01/27	1,687	1,641
[a]9285598.SQ.FTS.B, 5.346%, 1/01/27	7,022	6,934
[a]9280863.SQ.FTS.B, 5.602%, 1/01/27	2,319	2,284
[a,b]9285185.SQ.FTS.B, 5.628%, 1/01/27	20,851	4,958
[a]9284935.SQ.FTS.B, 5.66%, 1/01/27	827	514
[a]9283233.SQ.FTS.B, 6.1%, 1/01/27	1,279	1,260
[a]9283802.SQ.FTS.B, 6.101%, 1/01/27	53,313	50,637
[a]9285516.SQ.FTS.B, 6.284%, 1/01/27	636	616
[a,b]9284820.SQ.FTS.B, 6.289%, 1/01/27	6,693	98
[a]9284910.SQ.FTS.B, 6.289%, 1/01/27	1,160	1,111
[a]9280974.SQ.FTS.B, 6.447%, 1/01/27	22,736	20,471
[a],b9281812.SQ.FTS.B, 6.447%, 1/01/27	6,315	2,176
[a]9283638.SQ.FTS.B, 6.449%, 1/01/27	7,628	5,977
[a]9294098.SQ.FTS.B, 4.709%, 1/02/27	1,422	1,398
[a]9292484.SQ.FTS.B, 4.716%, 1/02/27	6,208	6,040
[a]9292599.SQ.FTS.B, 4.717%, 1/02/27	4,511	4,304
[a]9295177.SQ.FTS.B, 4.717%, 1/02/27	44,167	42,969
[a]9291061.SQ.FTS.B, 5.031%, 1/02/27	2,370	2,319
[a]9291458.SQ.FTS.B, 5.031%, 1/02/27	17,746	17,518
[a]9294710.SQ.FTS.B, 5.031%, 1/02/27	12,473	12,165
[a]9295085.SQ.FTS.B, 5.592%, 1/02/27	1,735	1,670
[a]9293370.SQ.FTS.B, 5.597%, 1/02/27	24,427	23,644
[a]9294302.SQ.FTS.B, 5.597%, 1/02/27	6,763	6,672
[a]9291447.SQ.FTS.B, 5.604%, 1/02/27	480	448
[a]9290749.SQ.FTS.B, 6.1%, 1/02/27 .	12,898	12,082
[a]9295144.SQ.FTS.B, 6.439%, 1/02/27	1,831	1,717
[a]9291154.SQ.FTS.B, 6.448%, 1/02/27	1,941	1,908
[a]9292586.SQ.FTS.B, 6.47%, 1/02/27	542	525
[a]9296084.SQ.FTS.B, 4.717%, 1/03/27	6,893	6,756
[a]9296312.SQ.FTS.B, 4.717%, 1/03/27	3,691	3,610
[a]9299430.SQ.FTS.B, 4.717%, 1/03/27	2,026	1,985
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9299365.SQ.FTS.B, 4.718%, 1/03/27	$3,037	$2,953
[a,b]9299640.SQ.FTS.B, 4.718%, 1/03/27	22,877	11,298
[a]9300625.SQ.FTS.B, 4.721%, 1/03/27	2,423	2,377
[a]9295977.SQ.FTS.B, 5.027%, 1/03/27	1,226	1,206
[a]9298873.SQ.FTS.B, 5.028%, 1/03/27	1,763	1,718
[a]9297677.SQ.FTS.B, 5.031%, 1/03/27	6,634	6,517
[a]9299487.SQ.FTS.B, 5.031%, 1/03/27	4,232	4,012
[a]9296896.SQ.FTS.B, 5.346%, 1/03/27	16,998	16,243
[a]9298801.SQ.FTS.B, 5.597%, 1/03/27	1,725	1,711
[a]9300747.SQ.FTS.B, 5.597%, 1/03/27	6,572	4,882
[a]9297631.SQ.FTS.B, 5.598%, 1/03/27	676	658
[a]9300518.SQ.FTS.B, 5.598%, 1/03/27	6,206	1,723
[a,b]9299087.SQ.FTS.B, 5.629%, 1/03/27	15,484	279
[a]9297945.SQ.FTS.B, 5.912%, 1/03/27	19,395	19,067
[a]9300084.SQ.FTS.B, 6.1%, 1/03/27	17,428	16,936
[a]9298906.SQ.FTS.B, 6.289%, 1/03/27	8,356	7,901
[a]9300698.SQ.FTS.B, 6.289%, 1/03/27	1,809	1,242
[a]9301498.SQ.FTS.B, 4.715%, 1/04/27	3,276	3,197
[a]9301559.SQ.FTS.B, 4.719%, 1/04/27	8,014	7,747
[a]9301065.SQ.FTS.B, 5.028%, 1/04/27	2,410	2,310
[a]9300832.SQ.FTS.B, 5.031%, 1/04/27	7,433	7,304
[a]9301141.SQ.FTS.B, 5.031%, 1/04/27	3,524	3,463
[a]9301197.SQ.FTS.B, 5.346%, 1/04/27	29,689	28,879
[a]9300996.SQ.FTS.B, 5.599%, 1/04/27	597	591
[a]9301901.SQ.FTS.B, 5.6%, 1/04/27 .	3,211	3,087
[a]9301731.SQ.FTS.B, 6.104%, 1/04/27	2,343	2,301
[a]9301695.SQ.FTS.B, 6.289%, 1/04/27	145	142
[a]9302878.SQ.FTS.B, 4.714%, 1/05/27	1,655	1,624
[a]9302292.SQ.FTS.B, 4.715%, 1/05/27	3,580	3,502
[a]9302552.SQ.FTS.B, 4.718%, 1/05/27	13,728	13,476
[a]9302356.SQ.FTS.B, 4.724%, 1/05/27	2,593	2,519
[a]9302257.SQ.FTS.B, 4.726%, 1/05/27	1,937	1,891
[a]9302429.SQ.FTS.B, 5.031%, 1/05/27	825	804
[a]9302854.SQ.FTS.B, 5.338%, 1/05/27	1,166	1,105
[a]9301987.SQ.FTS.B, 5.346%, 1/05/27	13,302	10,098
[a]9301956.SQ.FTS.B, 5.353%, 1/05/27	3,429	2,680
[a]9302837.SQ.FTS.B, 5.588%, 1/05/27	796	775
[a]9302147.SQ.FTS.B, 5.912%, 1/05/27	7,067	6,684
[a]9302334.SQ.FTS.B, 6.431%, 1/05/27	765	726
[a]9302443.SQ.FTS.B, 6.445%, 1/05/27	7,357	5,841
[a]9302807.SQ.FTS.B, 6.456%, 1/05/27	731	712
[a]9303307.SQ.FTS.B, 4.72%, 1/06/27	887	878
[a]9303332.SQ.FTS.B, 4.927%, 1/06/27	367	289
[a]9303196.SQ.FTS.B, 5.034%, 1/06/27	2,702	2,613
[a]9303055.SQ.FTS.B, 5.346%, 1/06/27	8,825	8,603
[a]9303780.SQ.FTS.B, 5.348%, 1/06/27	7,724	7,446

60	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9303337.SQ.FTS.B, 5.597%, 1/06/27	$1,607	$1,554
[a]9302912.SQ.FTS.B, 5.917%, 1/06/27	2,626	2,545
[a]9303026.SQ.FTS.B, 6.098%, 1/06/27	1,400	1,308
[a]9303360.SQ.FTS.B, 6.1%, 1/06/27	35,401	20,011
[a]9303048.SQ.FTS.B, 6.466%, 1/06/27	653	604
[a]9308052.SQ.FTS.B, 4.717%, 1/07/27	2,280	2,020
[a]9306197.SQ.FTS.B, 5.912%, 1/07/27	9,799	8,137
[a]9305554.SQ.FTS.B, 5.913%, 1/07/27	2,397	2,060
[a]9305268.SQ.FTS.B, 6.447%, 1/07/27	551	508
[a]9310926.SQ.FTS.B, 4.71%, 1/08/27	1,287	1,257
[a]9310777.SQ.FTS.B, 4.717%, 1/08/27	2,285	2,220
[a]9311236.SQ.FTS.B, 4.717%, 1/08/27	5,978	5,790
[a]9312232.SQ.FTS.B, 4.717%, 1/08/27	15,264	14,748
[a]9312734.SQ.FTS.B, 4.717%, 1/08/27	11,484	10,173
[a]9313089.SQ.FTS.B, 4.717%, 1/08/27	1,435	1,401
[a]9311447.SQ.FTS.B, 4.718%, 1/08/27	15,032	14,313
[a]9311081.SQ.FTS.B, 4.721%, 1/08/27	5,368	5,189
[a]9313153.SQ.FTS.B, 4.721%, 1/08/27	5,917	5,257
[a]9311395.SQ.FTS.B, 4.722%, 1/08/27	3,012	2,863
[a]9313940.SQ.FTS.B, 5.031%, 1/08/27	30,195	29,513
[a]9311042.SQ.FTS.B, 5.153%, 1/08/27	1,122	1,078
[a]9309921.SQ.FTS.B, 5.469%, 1/08/27	4,199	4,001
[a]9313917.SQ.FTS.B, 5.48%, 1/08/27	1,462	1,413
[a]9313107.SQ.FTS.B, 5.589%, 1/08/27	3,819	822
[a]9312601.SQ.FTS.B, 6.101%, 1/08/27	1,394	1,262
[a]9312970.SQ.FTS.B, 6.101%, 1/08/27	4,450	4,318
[a]9311705.SQ.FTS.B, 6.11%, 1/08/27	975	955
[a]9311348.SQ.FTS.B, 6.283%, 1/08/27	1,205	1,039
[a]9312931.SQ.FTS.B, 6.442%, 1/08/27	2,888	2,465
[a]9315231.SQ.FTS.B, 4.717%, 1/09/27	4,341	4,124
[a]9316060.SQ.FTS.B, 4.717%, 1/09/27	490	481
[a]9316452.SQ.FTS.B, 4.717%, 1/09/27	1,120	1,093
[a]9318480.SQ.FTS.B, 4.717%, 1/09/27	37,184	36,253
[a]9314533.SQ.FTS.B, 4.718%, 1/09/27	15,374	15,006
[a]9317416.SQ.FTS.B, 4.719%, 1/09/27	6,284	6,213
[a]9316813.SQ.FTS.B, 4.72%, 1/09/27	2,738	2,663
[a]9315642.SQ.FTS.B, 5.031%, 1/09/27	15,562	15,154
[a]9316085.SQ.FTS.B, 5.031%, 1/09/27	15,806	15,530
[a]9316895.SQ.FTS.B, 5.031%, 1/09/27	22,404	21,987
[a]9316762.SQ.FTS.B, 5.158%, 1/09/27	2,273	2,197
[a]9317641.SQ.FTS.B, 5.346%, 1/09/27	43,905	34,411
[a]9316512.SQ.FTS.B, 5.902%, 1/09/27	1,923	497
[a]9314461.SQ.FTS.B, 6.092%, 1/09/27	1,638	1,530
[a]9317393.SQ.FTS.B, 6.463%, 1/09/27	960	912
[a]9316485.SQ.FTS.B, 6.662%, 1/09/27	1,647	1,380
[a]9316618.SQ.FTS.B, 6.666%, 1/09/27	8,270	5,001
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9316535.SQ.FTS.B, 6.673%, 1/09/27	$2,658	$2,397
[a]9324541.SQ.FTS.B, 4.713%, 1/10/27	3,763	3,589
[a]9324900.SQ.FTS.B, 4.715%, 1/10/27	4,072	3,956
[a]9322155.SQ.FTS.B, 4.717%, 1/10/27	3,133	3,082
[a]9322911.SQ.FTS.B, 4.717%, 1/10/27	5,779	5,584
[a]9323048.SQ.FTS.B, 4.717%, 1/10/27	5,797	5,534
[a]9323762.SQ.FTS.B, 4.717%, 1/10/27	9,488	9,316
[a]9324153.SQ.FTS.B, 4.717%, 1/10/27	8,994	8,742
[a]9324331.SQ.FTS.B, 4.717%, 1/10/27	7,447	6,632
[a]9325041.SQ.FTS.B, 4.717%, 1/10/27	3,497	3,335
[a]9325171.SQ.FTS.B, 4.717%, 1/10/27	35,811	34,143
[a]9321572.SQ.FTS.B, 4.719%, 1/10/27	5,413	5,256
[a]9324034.SQ.FTS.B, 4.719%, 1/10/27	5,157	4,587
[a]9324018.SQ.FTS.B, 4.728%, 1/10/27	829	817
[a]9324450.SQ.FTS.B, 5.031%, 1/10/27	3,436	3,362
[a]9325774.SQ.FTS.B, 5.031%, 1/10/27	12,576	12,367
[a]9324312.SQ.FTS.B, 5.339%, 1/10/27	769	758
[a]9323617.SQ.FTS.B, 5.345%, 1/10/27	3,207	2,426
[a]9323652.SQ.FTS.B, 5.348%, 1/10/27	3,423	3,326
[a]9326164.SQ.FTS.B, 5.72%, 1/10/27	6,607	4,855
[a]9322443.SQ.FTS.B, 5.723%, 1/10/27	10,046	9,515
[a]9323610.SQ.FTS.B, 6.289%, 1/10/27	398	378
[a]9324625.SQ.FTS.B, 6.289%, 1/10/27	1,181	1,163
[a]9324826.SQ.FTS.B, 6.448%, 1/10/27	1,439	1,400
[a]9327854.SQ.FTS.B, 4.717%, 1/11/27	9,009	8,833
[a]9328778.SQ.FTS.B, 4.717%, 1/11/27	12,094	11,881
[a]9329267.SQ.FTS.B, 4.717%, 1/11/27	5,849	5,692
[a]9329576.SQ.FTS.B, 4.717%, 1/11/27	3,057	2,969
[a]9329738.SQ.FTS.B, 4.717%, 1/11/27	9,905	9,699
[a]9326586.SQ.FTS.B, 4.72%, 1/11/27	6,480	6,301
[a]9329929.SQ.FTS.B, 5.023%, 1/11/27	1,606	1,570
[a]9329405.SQ.FTS.B, 5.031%, 1/11/27	5,771	5,661
[a]9326275.SQ.FTS.B, 5.346%, 1/11/27	8,870	8,606
[a]9327646.SQ.FTS.B, 5.599%, 1/11/27	9,441	7,059
[a]9326751.SQ.FTS.B, 6.351%, 1/11/27	2,280	2,166
[a]9329649.SQ.FTS.B, 6.351%, 1/11/27	4,756	4,646
[a]9329392.SQ.FTS.B, 6.365%, 1/11/27	1,404	1,336
[a]9329329.SQ.FTS.B, 6.45%, 1/11/27	4,404	3,904
[a]9329603.SQ.FTS.B, 6.667%, 1/11/27	3,062	1,433
[a]9330925.SQ.FTS.B, 4.714%, 1/12/27	1,491	1,466
[a]9331266.SQ.FTS.B, 4.721%, 1/12/27	3,068	2,919
[a]9331303.SQ.FTS.B, 5.031%, 1/12/27	10,743	10,176
[a]9330630.SQ.FTS.B, 5.342%, 1/12/27	3,978	1,217
[a]9330864.SQ.FTS.B, 5.504%, 1/12/27	3,500	3,193
[a]9331454.SQ.FTS.B, 5.515%, 1/12/27	452	418
[a]9331174.SQ.FTS.B, 5.721%, 1/12/27	1,673	1,630

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	61

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9330945.SQ.FTS.B, 5.723%, 1/12/27	$17,308	$16,416
[a]9330827.SQ.FTS.B, 5.724%, 1/12/27	2,283	2,191
[a]9331198.SQ.FTS.B, 5.724%, 1/12/27	3,056	2,963
[a]9330769.SQ.FTS.B, 5.73%, 1/12/27	935	906
[a]9330658.SQ.FTS.B, 5.911%, 1/12/27	12,704	11,676
[a]9331448.SQ.FTS.B, 5.912%, 1/12/27	1,212	826
[a]9331405.SQ.FTS.B, 6.099%, 1/12/27	1,633	1,595
[a]9331242.SQ.FTS.B, 6.122%, 1/12/27	234	232
[a]9331998.SQ.FTS.B, 4.714%, 1/13/27	952	933
[a]9332063.SQ.FTS.B, 5.031%, 1/13/27	2,243	2,170
[a]9332092.SQ.FTS.B, 5.031%, 1/13/27	2,004	1,966
[a]9332126.SQ.FTS.B, 5.031%, 1/13/27	17,577	17,197
[a]9331725.SQ.FTS.B, 5.158%, 1/13/27	18,728	18,208
[a]9331699.SQ.FTS.B, 5.597%, 1/13/27	1,050	1,035
[a]9331630.SQ.FTS.B, 5.712%, 1/13/27	1,128	1,071
[a]9331508.SQ.FTS.B, 5.726%, 1/13/27	6,191	6,049
[a]9331609.SQ.FTS.B, 5.971%, 1/13/27	1,489	1,403
[a]9332012.SQ.FTS.B, 6.355%, 1/13/27	2,507	2,400
[a]9331647.SQ.FTS.B, 6.665%, 1/13/27	4,151	3,568
[a]9333798.SQ.FTS.B, 4.717%, 1/14/27	13,960	13,631
[a]9334660.SQ.FTS.B, 4.717%, 1/14/27	27,080	26,015
[a]9336578.SQ.FTS.B, 4.717%, 1/14/27	25,424	24,795
[a]9337194.SQ.FTS.B, 4.717%, 1/14/27	61,388	58,566
[a]9335345.SQ.FTS.B, 4.72%, 1/14/27	6,936	6,734
[a]9338139.SQ.FTS.B, 4.721%, 1/14/27	1,928	1,884
[a]9335275.SQ.FTS.B, 4.726%, 1/14/27	1,959	1,913
[a]9338188.SQ.FTS.B, 5.158%, 1/14/27	21,361	20,280
[a]9334405.SQ.FTS.B, 5.159%, 1/14/27	7,686	7,518
[a]9336318.SQ.FTS.B, 5.346%, 1/14/27	8,762	8,635
[a]9338103.SQ.FTS.B, 5.72%, 1/14/27	805	780
[a]9337098.SQ.FTS.B, 5.723%, 1/14/27	2,813	2,752
[a]9335523.SQ.FTS.B, 6.098%, 1/14/27	4,906	3,345
[a]9338006.SQ.FTS.B, 6.449%, 1/14/27	2,607	2,539
[a]9335570.SQ.FTS.B, 6.667%, 1/14/27	10,543	8,173
[a]9334631.SQ.FTS.B, 6.668%, 1/14/27	1,277	1,218
[a]9339409.SQ.FTS.B, 4.703%, 1/15/27	1,431	1,269
[a]9340881.SQ.FTS.B, 4.716%, 1/15/27	8,129	7,807
[a]9341226.SQ.FTS.B, 4.717%, 1/15/27	19,325	18,889
[a]9342124.SQ.FTS.B, 4.717%, 1/15/27	22,982	22,175
[a]9338705.SQ.FTS.B, 4.718%, 1/15/27	7,142	6,889
[a]9341027.SQ.FTS.B, 4.719%, 1/15/27	8,514	8,219
[a]9338354.SQ.FTS.B, 4.72%, 1/15/27	1,201	1,183
[a]9341742.SQ.FTS.B, 5.031%, 1/15/27	4,686	4,330
[a]9341611.SQ.FTS.B, 5.158%, 1/15/27	8,374	8,189
[a]9341771.SQ.FTS.B, 5.348%, 1/15/27	10,329	3,279
[a]9342545.SQ.FTS.B, 5.468%, 1/15/27	4,502	4,292
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9339468.SQ.FTS.B, 5.472%, 1/15/27	$3,613	$3,565
[a]9339035.SQ.FTS.B, 5.912%, 1/15/27	1,521	1,342
[a]9341926.SQ.FTS.B, 6.353%, 1/15/27	7,883	7,552
[a]9338294.SQ.FTS.B, 6.682%, 1/15/27	1,360	860
[a]9345015.SQ.FTS.B, 4.717%, 1/16/27	11,111	10,886
[a]9344782.SQ.FTS.B, 4.719%, 1/16/27	9,824	9,343
[a]9346225.SQ.FTS.B, 4.72%, 1/16/27	5,893	5,779
[a]9344042.SQ.FTS.B, 5.031%, 1/16/27	21,614	20,992
[a]9345424.SQ.FTS.B, 5.151%, 1/16/27	915	906
[a]9344694.SQ.FTS.B, 5.361%, 1/16/27	1,235	1,141
[a]9345462.SQ.FTS.B, 5.472%, 1/16/27	18,400	18,091
[a]9346389.SQ.FTS.B, 5.472%, 1/16/27	25,685	25,043
[a]9342609.SQ.FTS.B, 5.599%, 1/16/27	4,885	4,813
[a]9345846.SQ.FTS.B, 5.975%, 1/16/27	9,303	8,766
[a]9344980.SQ.FTS.B, 6.294%, 1/16/27	1,182	1,124
[a]9346350.SQ.FTS.B, 6.35%, 1/16/27	1,400	1,373
[a]9345333.SQ.FTS.B, 6.351%, 1/16/27	8,090	7,602
[a]9342970.SQ.FTS.B, 6.352%, 1/16/27	2,261	2,166
[a]9344588.SQ.FTS.B, 6.352%, 1/16/27	1,579	1,514
[a]9343155.SQ.FTS.B, 6.353%, 1/16/27	27,404	5,831
[a]9343104.SQ.FTS.B, 6.679%, 1/16/27	253	250
[a]9344658.SQ.FTS.B, 6.679%, 1/16/27	1,996	1,134
[a]9351131.SQ.FTS.B, 4.717%, 1/17/27	54,809	53,469
[a]9352850.SQ.FTS.B, 4.717%, 1/17/27	31,283	30,792
[a]9348928.SQ.FTS.B, 4.721%, 1/17/27	3,949	3,867
[a]9352709.SQ.FTS.B, 4.721%, 1/17/27	3,367	3,289
[a]9349978.SQ.FTS.B, 5.475%, 1/17/27	1,121	1,105
[a]9350901.SQ.FTS.B, 5.725%, 1/17/27	15,320	11,216
[a]9352375.SQ.FTS.B, 5.975%, 1/17/27	13,488	11,201
[a]9352805.SQ.FTS.B, 6.347%, 1/17/27	5,082	1,053
[a]9349103.SQ.FTS.B, 6.352%, 1/17/27	8,851	8,667
[a]9352690.SQ.FTS.B, 6.447%, 1/17/27	798	680
[a]9349603.SQ.FTS.B, 6.51%, 1/17/27	2,870	2,783
[a]9350890.SQ.FTS.B, 6.522%, 1/17/27	772	725
[a]9354622.SQ.FTS.B, 4.714%, 1/18/27	2,679	2,618
[a]9354578.SQ.FTS.B, 4.717%, 1/18/27	1,914	1,874
[a]9355172.SQ.FTS.B, 4.717%, 1/18/27	12,485	12,118
[a]9356128.SQ.FTS.B, 4.717%, 1/18/27	10,404	10,244
[a]9354692.SQ.FTS.B, 4.718%, 1/18/27	15,847	14,139
[a]9356530.SQ.FTS.B, 4.718%, 1/18/27	41,432	39,439
[a]9354437.SQ.FTS.B, 4.721%, 1/18/27	2,555	2,489
[a]9353643.SQ.FTS.B, 5.451%, 1/18/27	232	230
[a]9355096.SQ.FTS.B, 5.47%, 1/18/27	2,355	2,282
[a]9353534.SQ.FTS.B, 5.478%, 1/18/27	2,190	2,110
[a]9354553.SQ.FTS.B, 5.483%, 1/18/27	1,038	1,020
[a]9353593.SQ.FTS.B, 5.484%, 1/18/27	1,826	1,673

62	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9353680.SQ.FTS.B, 5.723%, 1/18/27	$14,130	$13,736
[a]9356498.SQ.FTS.B, 5.732%, 1/18/27	1,676	1,591
[a]9356013.SQ.FTS.B, 5.972%, 1/18/27	4,704	3,389
[a]9357721.SQ.FTS.B, 4.717%, 1/19/27	6,257	6,156
[a]9357890.SQ.FTS.B, 4.717%, 1/19/27	16,076	15,849
[a]9357410.SQ.FTS.B, 4.719%, 1/19/27	4,116	3,958
[a]9357474.SQ.FTS.B, 6.67%, 1/19/27	1,024	926
[a]9357880.SQ.FTS.B, 6.685%, 1/19/27	474	451
[a]9357873.SQ.FTS.B, 6.691%, 1/19/27	485	472
[a]9358530.SQ.FTS.B, 4.717%, 1/20/27	5,311	5,183
[a]9358673.SQ.FTS.B, 4.719%, 1/20/27	9,319	9,110
[a]9358611.SQ.FTS.B, 4.723%, 1/20/27	2,650	2,580
[a]9358805.SQ.FTS.B, 4.738%, 1/20/27	961	931
[a]9358641.SQ.FTS.B, 4.946%, 1/20/27	1,075	1,019
[a]9358367.SQ.FTS.B, 5.469%, 1/20/27	6,345	6,097
[a]9358829.SQ.FTS.B, 5.721%, 1/20/27	1,194	1,179
[a]9358516.SQ.FTS.B, 6.645%, 1/20/27	514	495
[a]9358454.SQ.FTS.B, 6.668%, 1/20/27	2,134	2,066
[a]9358800.SQ.FTS.B, 6.709%, 1/20/27	253	246
[a]9360729.SQ.FTS.B, 4.714%, 1/21/27	2,272	2,195
[a]9361026.SQ.FTS.B, 4.717%, 1/21/27	18,501	17,874
[a]9361538.SQ.FTS.B, 4.717%, 1/21/27	6,996	6,229
[a]9362878.SQ.FTS.B, 4.717%, 1/21/27	2,825	2,760
[a]9362907.SQ.FTS.B, 4.717%, 1/21/27	48,748	43,467
[a]9363611.SQ.FTS.B, 4.717%, 1/21/27	3,272	3,160
[a]9362230.SQ.FTS.B, 4.718%, 1/21/27	34,480	33,095
[a]9359876.SQ.FTS.B, 4.721%, 1/21/27	5,454	5,307
[a]9360851.SQ.FTS.B, 5.157%, 1/21/27	4,245	4,130
[a]9360487.SQ.FTS.B, 5.158%, 1/21/27	1,553	1,224
[a]9360702.SQ.FTS.B, 5.468%, 1/21/27	705	696
[a]9361985.SQ.FTS.B, 5.472%, 1/21/27	16,262	12,809
[a]9360462.SQ.FTS.B, 5.587%, 1/21/27	1,424	1,350
[a]9361679.SQ.FTS.B, 6.352%, 1/21/27	7,575	7,331
[a]9360208.SQ.FTS.B, 6.661%, 1/21/27	2,253	2,125
[a]9363652.SQ.FTS.B, 6.666%, 1/21/27	21,034	20,599
[a]9365173.SQ.FTS.B, 4.717%, 1/22/27	1,817	1,802
[a]9366313.SQ.FTS.B, 4.717%, 1/22/27	6,016	5,878
[a]9367228.SQ.FTS.B, 4.717%, 1/22/27	17,220	16,536
[a]9367474.SQ.FTS.B, 4.717%, 1/22/27	9,486	9,271
[a]9367749.SQ.FTS.B, 4.718%, 1/22/27	12,790	12,642
[a]9367157.SQ.FTS.B, 4.721%, 1/22/27	2,805	2,738
[a]9364376.SQ.FTS.B, 4.722%, 1/22/27	5,106	4,854
[a]9366478.SQ.FTS.B, 5.031%, 1/22/27	37,528	36,693
[a]9367444.SQ.FTS.B, 5.149%, 1/22/27	2,099	1,978
[a]9364179.SQ.FTS.B, 5.157%, 1/22/27	1,459	1,431
[a]9364862.SQ.FTS.B, 5.157%, 1/22/27	1,568	1,443
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9367720.SQ.FTS.B, 5.157%, 1/22/27	$2,369	$2,296
[a]9364578.SQ.FTS.B, 5.158%, 1/22/27	5,563	5,323
[a]9365965.SQ.FTS.B, 5.472%, 1/22/27	25,832	19,560
[a]9365561.SQ.FTS.B, 5.474%, 1/22/27	12,348	9,676
[a]9365284.SQ.FTS.B, 5.5%, 1/22/27	2,026	1,878
[a]9365019.SQ.FTS.B, 5.606%, 1/22/27	1,332	1,199
[a]9367652.SQ.FTS.B, 5.719%, 1/22/27	1,571	1,539
[a]9366423.SQ.FTS.B, 5.724%, 1/22/27	2,163	1,625
[a]9367707.SQ.FTS.B, 6.299%, 1/22/27	465	445
[a]9365388.SQ.FTS.B, 6.35%, 1/22/27	4,216	3,622
[a]9365501.SQ.FTS.B, 6.353%, 1/22/27	3,850	71
[a]9364042.SQ.FTS.B, 6.668%, 1/22/27	678	568
[a]9368613.SQ.FTS.B, 4.717%, 1/23/27	12,918	12,578
[a]9369288.SQ.FTS.B, 4.717%, 1/23/27	10,434	9,990
[a]9369568.SQ.FTS.B, 4.717%, 1/23/27	2,963	2,895
[a]9370569.SQ.FTS.B, 4.717%, 1/23/27	34,580	33,773
[a]9371259.SQ.FTS.B, 4.718%, 1/23/27	28,900	28,145
[a]9369552.SQ.FTS.B, 4.732%, 1/23/27	1,484	1,405
[a]9370333.SQ.FTS.B, 5.157%, 1/23/27	1,218	1,178
[a]9371937.SQ.FTS.B, 5.157%, 1/23/27	1,261	1,217
[a]9369674.SQ.FTS.B, 5.471%, 1/23/27	30,666	29,910
[a]9370402.SQ.FTS.B, 5.472%, 1/23/27	1,281	1,223
[a]9370432.SQ.FTS.B, 5.475%, 1/23/27	6,429	6,124
[a]9370411.SQ.FTS.B, 5.499%, 1/23/27	756	702
[a]9369518.SQ.FTS.B, 6.309%, 1/23/27	370	359
[a]9371894.SQ.FTS.B, 6.492%, 1/23/27	1,047	633
[a]9370351.SQ.FTS.B, 6.662%, 1/23/27	1,943	1,890
[a]9374980.SQ.FTS.B, 4.715%, 1/24/27	6,256	6,059
[a]9376727.SQ.FTS.B, 4.715%, 1/24/27	4,028	3,943
[a]9375841.SQ.FTS.B, 4.717%, 1/24/27	4,273	4,200
[a]9376145.SQ.FTS.B, 4.717%, 1/24/27	6,267	6,107
[a]9376578.SQ.FTS.B, 4.717%, 1/24/27	5,246	5,089
[a]9377365.SQ.FTS.B, 4.717%, 1/24/27	30,882	30,103
[a]9378231.SQ.FTS.B, 4.717%, 1/24/27	42,384	40,646
[a]9375693.SQ.FTS.B, 4.719%, 1/24/27	5,158	5,004
[a]9376457.SQ.FTS.B, 4.719%, 1/24/27	5,701	5,534
[a]9377147.SQ.FTS.B, 4.72%, 1/24/27	3,941	3,819
[a]9374459.SQ.FTS.B, 5.156%, 1/24/27	8,885	8,508
[a]9377317.SQ.FTS.B, 5.157%, 1/24/27	1,846	1,814
[a]9376390.SQ.FTS.B, 5.723%, 1/24/27	1,651	1,529
[a]9376992.SQ.FTS.B, 5.975%, 1/24/27	4,573	4,395
[a]9378136.SQ.FTS.B, 6.348%, 1/24/27	1,860	1,816
[a]9375213.SQ.FTS.B, 6.667%, 1/24/27	1,969	1,830
[a]9380435.SQ.FTS.B, 4.715%, 1/25/27	4,346	4,198
[a]9380843.SQ.FTS.B, 4.717%, 1/25/27	1,656	1,595
[a]9386699.SQ.FTS.B, 4.717%, 1/25/27	17,907	17,430

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	63

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9396495.SQ.FTS.B, 4.719%, 1/25/27	$5,193	$4,986
[a]9380614.SQ.FTS.B, 4.72%, 1/25/27	5,433	5,328
[a]9426129.SQ.FTS.B, 5.157%, 1/25/27	5,794	5,605
[a]9381380.SQ.FTS.B, 5.158%, 1/25/27	18,270	17,754
[a]9379333.SQ.FTS.B, 5.472%, 1/25/27	14,983	14,388
[a]9422903.SQ.FTS.B, 5.728%, 1/25/27	2,150	2,103
[a]9401482.SQ.FTS.B, 6.289%, 1/25/27	16,429	10,656
[a]9384472.SQ.FTS.B, 6.665%, 1/25/27	1,883	1,855
[a]9380874.SQ.FTS.B, 6.668%, 1/25/27	9,946	9,590
[a]9461168.SQ.FTS.B, 4.706%, 1/26/27	1,857	1,641
[a]9454266.SQ.FTS.B, 4.717%, 1/26/27	16,039	15,698
[a]9459159.SQ.FTS.B, 4.719%, 1/26/27	5,850	5,714
[a]9464275.SQ.FTS.B, 4.72%, 1/26/27	7,677	7,438
[a]9457973.SQ.FTS.B, 5.471%, 1/26/27	2,540	2,440
[a]9462125.SQ.FTS.B, 5.473%, 1/26/27	12,555	9,821
[a]9460556.SQ.FTS.B, 5.977%, 1/26/27	1,616	1,577
[a]9458897.SQ.FTS.B, 6.334%, 1/26/27	507	495
[a]9466101.SQ.FTS.B, 6.353%, 1/26/27	7,119	6,828
[a]9469188.SQ.FTS.B, 6.672%, 1/26/27	4,521	3,725
[a]9474581.SQ.FTS.B, 4.717%, 1/27/27	9,514	9,174
[a]9472326.SQ.FTS.B, 4.719%, 1/27/27	11,119	9,893
[a]9470687.SQ.FTS.B, 4.72%, 1/27/27	6,280	6,081
[a]9485142.SQ.FTS.B, 5.157%, 1/27/27	12,215	11,836
[a]9490065.SQ.FTS.B, 5.477%, 1/27/27	4,880	3,703
[a]9489786.SQ.FTS.B, 5.492%, 1/27/27	426	405
[a]9477443.SQ.FTS.B, 6.351%, 1/27/27	13,568	13,251
[a]9484698.SQ.FTS.B, 6.503%, 1/27/27	925	894
[a]9474108.SQ.FTS.B, 6.657%, 1/27/27	1,952	1,478
[a]9586343.SQ.FTS.B, 4.715%, 1/28/27	3,269	3,101
[a]9606772.SQ.FTS.B, 4.715%, 1/28/27	6,163	5,836
[a]9585729.SQ.FTS.B, 4.717%, 1/28/27	3,062	2,982
[a]9585896.SQ.FTS.B, 4.717%, 1/28/27	3,546	3,461
[a]9608786.SQ.FTS.B, 4.717%, 1/28/27	14,384	13,775
[a]9586753.SQ.FTS.B, 4.719%, 1/28/27	3,223	3,134
[a]9595204.SQ.FTS.B, 4.719%, 1/28/27	2,797	2,737
[a]9586704.SQ.FTS.B, 4.723%, 1/28/27	2,956	2,811
[a]9603595.SQ.FTS.B, 4.724%, 1/28/27	3,050	2,924
[a]9586584.SQ.FTS.B, 5.153%, 1/28/27	4,647	3,660
[a]9587537.SQ.FTS.B, 5.156%, 1/28/27	31,056	24,289
[a]9591396.SQ.FTS.B, 5.158%, 1/28/27	7,384	7,196
[a]9609102.SQ.FTS.B, 5.158%, 1/28/27	18,772	18,133
[a]9608674.SQ.FTS.B, 5.161%, 1/28/27	4,872	4,656
[a]9586041.SQ.FTS.B, 5.466%, 1/28/27	3,360	3,053
[a]9587039.SQ.FTS.B, 5.719%, 1/28/27	3,433	3,078
[a]9512652.SQ.FTS.B, 5.723%, 1/28/27	8,367	6,198
[a]9596677.SQ.FTS.B, 5.723%, 1/28/27	2,272	2,213
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9580037.SQ.FTS.B, 5.728%, 1/28/27	$4,172	$3,731
[a]9603156.SQ.FTS.B, 6.269%, 1/28/27	62	61
[a]9594761.SQ.FTS.B, 6.292%, 1/28/27	2,673	2,494
[a]9586513.SQ.FTS.B, 6.35%, 1/28/27	1,331	1,310
[a]9598874.SQ.FTS.B, 6.352%, 1/28/27	2,855	2,802
[a]9587236.SQ.FTS.B, 6.353%, 1/28/27	9,160	8,950
[a]9585371.SQ.FTS.B, 6.354%, 1/28/27	4,481	3,020
[a]9586826.SQ.FTS.B, 6.496%, 1/28/27	598	579
[a]9587089.SQ.FTS.B, 6.513%, 1/28/27	5,870	5,224
[a]9609009.SQ.FTS.B, 6.668%, 1/28/27	5,195	5,048
[a]9603452.SQ.FTS.B, 6.676%, 1/28/27	932	835
[a]9512257.SQ.FTS.B, 6.678%, 1/28/27	1,901	201
[a]9611873.SQ.FTS.B, 4.717%, 1/29/27	33,645	28,536
[a]9612913.SQ.FTS.B, 4.718%, 1/29/27	7,000	6,818
[a]9609963.SQ.FTS.B, 4.719%, 1/29/27	9,129	8,878
[a]9612701.SQ.FTS.B, 4.719%, 1/29/27	12,920	12,508
[a]9610756.SQ.FTS.B, 4.72%, 1/29/27	8,905	8,525
[a]9613213.SQ.FTS.B, 4.72%, 1/29/27	3,284	3,184
[a]9609771.SQ.FTS.B, 5.157%, 1/29/27	3,928	3,831
[a]9611100.SQ.FTS.B, 5.157%, 1/29/27	1,269	1,032
[a]9609551.SQ.FTS.B, 5.467%, 1/29/27	1,353	1,332
[a]9609927.SQ.FTS.B, 5.469%, 1/29/27	2,650	2,014
[a]9613303.SQ.FTS.B, 5.471%, 1/29/27	22,964	22,480
[a]9610385.SQ.FTS.B, 5.472%, 1/29/27	22,832	6,327
[a]9611642.SQ.FTS.B, 5.727%, 1/29/27	1,517	1,445
[a]9611685.SQ.FTS.B, 5.727%, 1/29/27	4,897	4,659
[a]9610943.SQ.FTS.B, 5.976%, 1/29/27	8,160	7,525
[a]9613110.SQ.FTS.B, 6.354%, 1/29/27	4,953	4,831
[a]9611122.SQ.FTS.B, 6.666%, 1/29/27	14,400	14,096
[a]9613072.SQ.FTS.B, 6.669%, 1/29/27	1,767	1,335
[a]9609626.SQ.FTS.B, 6.676%, 1/29/27	2,621	1,989
[a]9616693.SQ.FTS.B, 4.708%, 1/30/27	1,397	1,357
[a]9613728.SQ.FTS.B, 4.717%, 1/30/27	19,435	18,401
[a]9615154.SQ.FTS.B, 4.717%, 1/30/27	12,372	12,045
[a]9615694.SQ.FTS.B, 4.717%, 1/30/27	2,609	2,529
[a]9616042.SQ.FTS.B, 4.717%, 1/30/27	13,407	13,101
[a]9615465.SQ.FTS.B, 4.719%, 1/30/27	8,140	7,891
[a]9615944.SQ.FTS.B, 4.719%, 1/30/27	6,547	6,307
[a]9614502.SQ.FTS.B, 4.721%, 1/30/27	3,214	3,076
[a]9617920.SQ.FTS.B, 4.724%, 1/30/27	1,705	1,653
[a]9616312.SQ.FTS.B, 5.157%, 1/30/27	29,790	28,760
[a]9615024.SQ.FTS.B, 5.16%, 1/30/27	4,583	4,429
[a]9616747.SQ.FTS.B, 5.472%, 1/30/27	29,118	28,536
[a]9617507.SQ.FTS.B, 5.472%, 1/30/27	35,932	32,701
[a]9615112.SQ.FTS.B, 6.343%, 1/30/27	1,710	1,560
[a]9616714.SQ.FTS.B, 6.513%, 1/30/27	4,911	4,372

64	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9616306.SQ.FTS.B, 6.647%, 1/30/27	$398	$389
[a]9615456.SQ.FTS.B, 6.69%, 1/30/27	816	514
[a]9623689.SQ.FTS.B, 4.712%, 1/31/27	2,275	2,196
[a]9623783.SQ.FTS.B, 4.714%, 1/31/27	4,034	3,885
[a]9624954.SQ.FTS.B, 4.715%, 1/31/27	4,869	4,732
[a]9623575.SQ.FTS.B, 4.717%, 1/31/27	7,769	7,624
[a]9622395.SQ.FTS.B, 4.718%, 1/31/27	7,874	7,635
[a]9623865.SQ.FTS.B, 4.718%, 1/31/27	18,674	18,374
[a]9621902.SQ.FTS.B, 4.719%, 1/31/27	9,893	9,538
[a]9623304.SQ.FTS.B, 4.719%, 1/31/27	8,776	8,568
[a]9622763.SQ.FTS.B, 5.155%, 1/31/27	11,478	9,306
[a]9623749.SQ.FTS.B, 5.157%, 1/31/27	1,491	1,463
[a]9621381.SQ.FTS.B, 5.159%, 1/31/27	9,559	9,118
[a]9620667.SQ.FTS.B, 5.166%, 1/31/27	2,397	2,291
[a]9621249.SQ.FTS.B, 5.47%, 1/31/27	1,532	1,499
[a]9624877.SQ.FTS.B, 5.473%, 1/31/27	3,896	3,549
[a]9624457.SQ.FTS.B, 5.474%, 1/31/27	1,838	1,781
[a]9620757.SQ.FTS.B, 5.475%, 1/31/27	277	260
[a]9624832.SQ.FTS.B, 5.723%, 1/31/27	2,670	2,598
[a]9623115.SQ.FTS.B, 5.726%, 1/31/27	9,467	8,576
[a]9622230.SQ.FTS.B, 5.973%, 1/31/27	6,297	5,944
[a]9625110.SQ.FTS.B, 5.979%, 1/31/27	5,036	4,648
[a]9623053.SQ.FTS.B, 6.289%, 1/31/27	1,357	1,055
[a]9622350.SQ.FTS.B, 6.297%, 1/31/27	1,468	1,370
[a]9621008.SQ.FTS.B, 6.353%, 1/31/27	6,198	6,004
[a]9623073.SQ.FTS.B, 6.661%, 1/31/27	1,132	1,079
[a]9624502.SQ.FTS.B, 6.674%, 1/31/27	1,769	1,707
[a]9625408.SQ.FTS.B, 4.71%, 2/01/27	2,121	2,081
[a]9625996.SQ.FTS.B, 4.713%, 2/01/27	2,644	2,593
[a]9627932.SQ.FTS.B, 4.717%, 2/01/27	53,011	51,618
[a]9626851.SQ.FTS.B, 4.718%, 2/01/27	16,279	15,819
[a]9626481.SQ.FTS.B, 4.719%, 2/01/27	11,594	11,036
[a]9629306.SQ.FTS.B, 4.719%, 2/01/27	12,307	11,853
[a]9627286.SQ.FTS.B, 4.721%, 2/01/27	3,713	3,654
[a]9625313.SQ.FTS.B, 4.727%, 2/01/27	2,015	1,958
[a]9625612.SQ.FTS.B, 5.158%, 2/01/27	10,688	10,367
[a]9627622.SQ.FTS.B, 5.472%, 2/01/27	6,728	6,571
[a]9629588.SQ.FTS.B, 5.486%, 2/01/27	1,570	1,236
[a]9625584.SQ.FTS.B, 5.493%, 2/01/27	948	890
[a]9629232.SQ.FTS.B, 5.965%, 2/01/27	1,713	1,635
[a]9629665.SQ.FTS.B, 6.333%, 2/01/27	679	662
[a]9627860.SQ.FTS.B, 6.506%, 2/01/27	1,241	1,200
[a]9627430.SQ.FTS.B, 6.667%, 2/01/27	1,521	1,467
[a]9626140.SQ.FTS.B, 6.669%, 2/01/27	3,995	3,770
[a]9629177.SQ.FTS.B, 6.669%, 2/01/27	2,626	2,534
[a]9629887.SQ.FTS.B, 4.717%, 2/02/27	24,998	24,185
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9630264.SQ.FTS.B, 4.719%, 2/02/27	$13,734	$13,003
[a]9629789.SQ.FTS.B, 4.72%, 2/02/27	5,655	5,522
[a]9629708.SQ.FTS.B, 5.469%, 2/02/27	6,266	4,916
[a]9630226.SQ.FTS.B, 5.971%, 2/02/27	1,874	1,788
[a]9631218.SQ.FTS.B, 4.716%, 2/03/27	6,423	6,281
[a]9630523.SQ.FTS.B, 4.717%, 2/03/27	8,735	8,642
[a]9630962.SQ.FTS.B, 4.718%, 2/03/27	3,578	3,478
[a]9630761.SQ.FTS.B, 4.719%, 2/03/27	17,057	8,761
[a]9630929.SQ.FTS.B, 5.16%, 2/03/27	1,370	1,305
[a]9631130.SQ.FTS.B, 5.16%, 2/03/27	3,885	3,698
[a]9631180.SQ.FTS.B, 5.171%, 2/03/27	1,353	1,314
[a]9631205.SQ.FTS.B, 5.503%, 2/03/27	1,057	682
[a]9631002.SQ.FTS.B, 6.667%, 2/03/27	7,483	7,238
[a]9636055.SQ.FTS.B, 4.716%, 2/04/27	3,802	3,681
[a]9632283.SQ.FTS.B, 4.717%, 2/04/27	8,496	8,075
[a]9632503.SQ.FTS.B, 4.717%, 2/04/27	2,027	1,962
[a]9633664.SQ.FTS.B, 4.717%, 2/04/27	19,743	18,764
[a]9633958.SQ.FTS.B, 4.717%, 2/04/27	70,791	68,145
[a]9635410.SQ.FTS.B, 4.717%, 2/04/27	17,772	17,452
[a]9636499.SQ.FTS.B, 4.717%, 2/04/27	25,093	24,167
[a]9633510.SQ.FTS.B, 4.719%, 2/04/27	4,800	4,556
[a]9636186.SQ.FTS.B, 5.157%, 2/04/27	9,234	8,724
[a]9635295.SQ.FTS.B, 5.47%, 2/04/27	5,380	5,178
[a]9633610.SQ.FTS.B, 5.493%, 2/04/27	1,547	688
[a]9633648.SQ.FTS.B, 5.721%, 2/04/27	740	724
[a]9636322.SQ.FTS.B, 5.728%, 2/04/27	5,378	4,827
[a]9637016.SQ.FTS.B, 6.342%, 2/04/27	1,198	786
[a]9633484.SQ.FTS.B, 6.343%, 2/04/27	1,101	1,068
[a]9636100.SQ.FTS.B, 6.665%, 2/04/27	4,950	4,699
[a]9639711.SQ.FTS.B, 4.713%, 2/05/27	3,816	3,391
[a]9640440.SQ.FTS.B, 4.716%, 2/05/27	8,328	8,008
[a]9638414.SQ.FTS.B, 4.717%, 2/05/27	4,863	4,622
[a]9638534.SQ.FTS.B, 4.723%, 2/05/27	3,516	3,407
[a]9640525.SQ.FTS.B, 5.144%, 2/05/27	1,871	1,522
[a]9638980.SQ.FTS.B, 5.157%, 2/05/27	10,342	10,136
[a]9639320.SQ.FTS.B, 5.157%, 2/05/27	13,395	13,116
[a]9640786.SQ.FTS.B, 5.157%, 2/05/27	31,444	30,494
[a]9637171.SQ.FTS.B, 5.158%, 2/05/27	19,770	19,207
[a]9638640.SQ.FTS.B, 5.472%, 2/05/27	15,413	14,881
[a]9639281.SQ.FTS.B, 5.976%, 2/05/27	1,423	1,344
[a]9640408.SQ.FTS.B, 5.983%, 2/05/27	2,352	2,252
[a]9637637.SQ.FTS.B, 6.352%, 2/05/27	15,691	13,556
[a]9638153.SQ.FTS.B, 6.353%, 2/05/27	11,664	10,679
[a]9639778.SQ.FTS.B, 6.667%, 2/05/27	13,786	13,412
[a]9640136.SQ.FTS.B, 6.668%, 2/05/27	3,358	3,277
[a]9640630.SQ.FTS.B, 6.669%, 2/05/27	8,391	7,343

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	65

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9642158.SQ.FTS.B, 4.715%, 2/06/27	$5,049	$4,840
[a]9642889.SQ.FTS.B, 4.717%, 2/06/27	1,902	1,840
[a]9642915.SQ.FTS.B, 4.717%, 2/06/27	23,166	22,658
[a]9643912.SQ.FTS.B, 4.717%, 2/06/27	28,015	27,429
[a]9645181.SQ.FTS.B, 4.717%, 2/06/27	16,099	15,657
[a]9645330.SQ.FTS.B, 4.717%, 2/06/27	10,057	9,881
[a]9645592.SQ.FTS.B, 4.717%, 2/06/27	21,225	20,507
[a]9643692.SQ.FTS.B, 4.718%, 2/06/27	3,210	2,731
[a]9644467.SQ.FTS.B, 4.718%, 2/06/27	33,594	32,631
[a]9644891.SQ.FTS.B, 4.72%, 2/06/27	7,535	7,249
[a]9643760.SQ.FTS.B, 4.721%, 2/06/27	4,683	4,565
[a]9644867.SQ.FTS.B, 4.725%, 2/06/27	1,783	1,741
[a]9643892.SQ.FTS.B, 4.752%, 2/06/27	546	533
[a]9641767.SQ.FTS.B, 5.146%, 2/06/27	1,331	1,228
[a]9642334.SQ.FTS.B, 5.154%, 2/06/27	6,170	5,876
[a]9642811.SQ.FTS.B, 5.156%, 2/06/27	1,919	1,884
[a]9643374.SQ.FTS.B, 5.158%, 2/06/27	12,241	11,868
[a]9645293.SQ.FTS.B, 5.502%, 2/06/27	525	424
[a]9641827.SQ.FTS.B, 5.504%, 2/06/27	7,855	1,458
[a]9645156.SQ.FTS.B, 5.722%, 2/06/27	6,585	4,778
[a]9645284.SQ.FTS.B, 5.73%, 2/06/27	1,304	1,260
[a]9642527.SQ.FTS.B, 5.978%, 2/06/27	8,335	6,079
[a]9644970.SQ.FTS.B, 5.982%, 2/06/27	1,239	1,223
[a]9641733.SQ.FTS.B, 6.515%, 2/06/27	1,523	590
[a]9643738.SQ.FTS.B, 6.659%, 2/06/27	1,254	1,131
[a]9642136.SQ.FTS.B, 6.672%, 2/06/27	778	750
[a]9643689.SQ.FTS.B, 6.676%, 2/06/27	792	742
[a]9651472.SQ.FTS.B, 4.696%, 2/07/27	494	480
[a]9651484.SQ.FTS.B, 4.717%, 2/07/27	5,294	5,161
[a]9652003.SQ.FTS.B, 4.717%, 2/07/27	30,726	29,427
[a]9649805.SQ.FTS.B, 4.719%, 2/07/27	13,754	13,137
[a]9650037.SQ.FTS.B, 4.719%, 2/07/27	11,354	10,934
[a]9650377.SQ.FTS.B, 4.721%, 2/07/27	2,890	2,798
[a]9649717.SQ.FTS.B, 4.724%, 2/07/27	1,327	1,279
[a]9650628.SQ.FTS.B, 4.725%, 2/07/27	1,067	1,044
[a]9650373.SQ.FTS.B, 4.741%, 2/07/27	807	788
[a]9649326.SQ.FTS.B, 5.156%, 2/07/27	7,118	6,913
[a]9648543.SQ.FTS.B, 5.157%, 2/07/27	15,263	14,864
[a]9651040.SQ.FTS.B, 5.157%, 2/07/27	28,314	26,680
[a]9651441.SQ.FTS.B, 5.157%, 2/07/27	7,007	5,596
[a]9649777.SQ.FTS.B, 5.466%, 2/07/27	1,732	1,649
[a]9652557.SQ.FTS.B, 5.468%, 2/07/27	2,113	2,019
[a]9650639.SQ.FTS.B, 5.725%, 2/07/27	10,556	9,869
[a]9651036.SQ.FTS.B, 5.987%, 2/07/27	1,117	813
[a]9650592.SQ.FTS.B, 6.346%, 2/07/27	2,911	2,031
[a]9652606.SQ.FTS.B, 6.348%, 2/07/27	885	849
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9650452.SQ.FTS.B, 6.356%, 2/07/27	$5,332	$5,072
[a]9648504.SQ.FTS.B, 6.662%, 2/07/27	1,134	1,087
[a]9649630.SQ.FTS.B, 6.665%, 2/07/27	1,397	1,347
[a]9651579.SQ.FTS.B, 6.667%, 2/07/27	20,675	19,985
[a]9652636.SQ.FTS.B, 6.667%, 2/07/27	16,575	15,903
[a]9650837.SQ.FTS.B, 6.669%, 2/07/27	7,711	5,962
[a]9649271.SQ.FTS.B, 6.687%, 2/07/27	630	572
[a]9654306.SQ.FTS.B, 4.717%, 2/08/27	13,784	13,334
[a]9655958.SQ.FTS.B, 4.717%, 2/08/27	5,344	5,103
[a]9653014.SQ.FTS.B, 4.718%, 2/08/27	8,070	7,812
[a]9655214.SQ.FTS.B, 4.718%, 2/08/27	27,837	27,087
[a]9656158.SQ.FTS.B, 4.718%, 2/08/27	15,277	14,945
[a]9657118.SQ.FTS.B, 4.718%, 2/08/27	18,851	18,316
[a]9653357.SQ.FTS.B, 4.721%, 2/08/27	1,553	1,523
[a]9653393.SQ.FTS.B, 4.721%, 2/08/27	6,483	6,151
[a]9654068.SQ.FTS.B, 4.724%, 2/08/27	3,108	3,006
[a]9653568.SQ.FTS.B, 4.727%, 2/08/27	1,564	1,531
[a]9656020.SQ.FTS.B, 5.47%, 2/08/27	2,993	2,879
[a]9654173.SQ.FTS.B, 5.472%, 2/08/27	1,747	1,701
[a]9656602.SQ.FTS.B, 5.723%, 2/08/27	12,675	12,473
[a]9653707.SQ.FTS.B, 5.973%, 2/08/27	3,949	3,855
[a]9654799.SQ.FTS.B, 5.975%, 2/08/27	12,426	11,837
[a]9654261.SQ.FTS.B, 5.989%, 2/08/27	1,375	1,300
[a]9655137.SQ.FTS.B, 6.358%, 2/08/27	2,074	2,022
[a]9654760.SQ.FTS.B, 6.656%, 2/08/27	1,892	1,710
[a]9655822.SQ.FTS.B, 6.664%, 2/08/27	2,840	2,492
[a]9653615.SQ.FTS.B, 6.667%, 2/08/27	1,427	1,376
[a]9657838.SQ.FTS.B, 4.717%, 2/09/27	14,270	13,653
[a]9658158.SQ.FTS.B, 4.718%, 2/09/27	21,899	19,475
[a]9658094.SQ.FTS.B, 4.719%, 2/09/27	6,783	6,519
[a]9658560.SQ.FTS.B, 4.722%, 2/09/27	5,397	5,121
[a]9658409.SQ.FTS.B, 4.725%, 2/09/27	3,378	3,018
[a]9658046.SQ.FTS.B, 5.159%, 2/09/27	4,221	4,071
[a]9658453.SQ.FTS.B, 5.975%, 2/09/27	10,151	9,405
[a]9658657.SQ.FTS.B, 4.716%, 2/10/27	2,085	2,037
[a]9658909.SQ.FTS.B, 4.716%, 2/10/27	1,927	1,866
[a]9659202.SQ.FTS.B, 4.717%, 2/10/27	3,269	3,165
[a]9659259.SQ.FTS.B, 4.717%, 2/10/27	4,269	4,169
[a]9659101.SQ.FTS.B, 4.719%, 2/10/27	9,173	8,922
[a]9659320.SQ.FTS.B, 4.719%, 2/10/27	1,985	1,910
[a]9658825.SQ.FTS.B, 5.157%, 2/10/27	7,607	7,403
[a]9658927.SQ.FTS.B, 5.159%, 2/10/27	3,491	3,467
[a]9658697.SQ.FTS.B, 5.512%, 2/10/27	2,175	1,065
[a]9658782.SQ.FTS.B, 5.724%, 2/10/27	4,547	4,340
[a]9659343.SQ.FTS.B, 6.352%, 2/10/27	10,077	9,768
[a]9660675.SQ.FTS.B, 4.717%, 2/11/27	19,402	17,246

66	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9661078.SQ.FTS.B, 4.717%, 2/11/27	$28,433	$27,585
[a]9661872.SQ.FTS.B, 4.717%, 2/11/27	8,721	8,474
[a]9662220.SQ.FTS.B, 4.717%, 2/11/27	1,899	1,876
[a]9662367.SQ.FTS.B, 4.717%, 2/11/27	15,375	14,781
[a]9663180.SQ.FTS.B, 4.717%, 2/11/27	6,481	6,383
[a]9663317.SQ.FTS.B, 4.718%, 2/11/27	39,020	37,379
[a]9662304.SQ.FTS.B, 4.72%, 2/11/27	7,143	6,907
[a]9663846.SQ.FTS.B, 4.723%, 2/11/27	3,421	3,338
[a]9663799.SQ.FTS.B, 5.154%, 2/11/27	3,316	2,677
[a]9661784.SQ.FTS.B, 5.158%, 2/11/27	2,886	2,783
[a]9662014.SQ.FTS.B, 5.472%, 2/11/27	17,745	13,416
[a]9663928.SQ.FTS.B, 5.72%, 2/11/27	1,010	989
[a]9663271.SQ.FTS.B, 5.721%, 2/11/27	2,794	2,721
[a]9663905.SQ.FTS.B, 6.367%, 2/11/27	870	847
[a]9662276.SQ.FTS.B, 6.67%, 2/11/27	1,461	1,361
[a]9666406.SQ.FTS.B, 4.716%, 2/12/27	6,665	6,528
[a]9667944.SQ.FTS.B, 4.717%, 2/12/27	9,644	9,357
[a]9668168.SQ.FTS.B, 4.717%, 2/12/27	3,461	3,348
[a]9668301.SQ.FTS.B, 4.717%, 2/12/27	12,546	12,017
[a]9668564.SQ.FTS.B, 4.717%, 2/12/27	74,580	70,773
[a]9665434.SQ.FTS.B, 4.718%, 2/12/27	22,299	21,896
[a]9667213.SQ.FTS.B, 4.718%, 2/12/27	7,932	7,695
[a]9667745.SQ.FTS.B, 5.156%, 2/12/27	10,424	10,121
[a]9667463.SQ.FTS.B, 5.157%, 2/12/27	25,909	25,112
[a]9668064.SQ.FTS.B, 5.157%, 2/12/27	3,239	3,139
[a]9666553.SQ.FTS.B, 5.47%, 2/12/27	11,335	11,036
[a]9665049.SQ.FTS.B, 5.472%, 2/12/27	16,161	15,409
[a]9665961.SQ.FTS.B, 5.472%, 2/12/27	22,569	21,751
[a]9667435.SQ.FTS.B, 5.492%, 2/12/27	967	916
[a]9664424.SQ.FTS.B, 5.722%, 2/12/27	9,694	9,487
[a]9668466.SQ.FTS.B, 6.289%, 2/12/27	6,634	6,190
[a]9664334.SQ.FTS.B, 6.349%, 2/12/27	486	473
[a]9664029.SQ.FTS.B, 6.354%, 2/12/27	8,713	8,166
[a]9667350.SQ.FTS.B, 6.668%, 2/12/27	7,290	6,044
[a]9668149.SQ.FTS.B, 6.67%, 2/12/27	665	642
[a]9669977.SQ.FTS.B, 4.717%, 2/13/27	3,743	3,653
[a]9668829.SQ.FTS.B, 4.718%, 2/13/27	30,005	28,681
[a]9671540.SQ.FTS.B, 4.732%, 2/13/27	1,319	1,279
[a]9671269.SQ.FTS.B, 5.157%, 2/13/27	10,752	10,576
[a]9671574.SQ.FTS.B, 5.157%, 2/13/27	31,924	30,696
[a]9671957.SQ.FTS.B, 5.472%, 2/13/27	14,104	13,446
[a]9671001.SQ.FTS.B, 5.474%, 2/13/27	10,594	7,968
[a]9672184.SQ.FTS.B, 5.475%, 2/13/27	433	368
[a]9670659.SQ.FTS.B, 5.517%, 2/13/27	1,431	1,215
[a]9672651.SQ.FTS.B, 5.526%, 2/13/27	1,450	660
[a]9671242.SQ.FTS.B, 5.733%, 2/13/27	1,641	1,581
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9670810.SQ.FTS.B, 5.975%, 2/13/27	$8,613	$8,330
[a]9671549.SQ.FTS.B, 6.351%, 2/13/27	1,792	1,541
[a]9672702.SQ.FTS.B, 6.508%, 2/13/27	5,592	5,378
[a]9671938.SQ.FTS.B, 6.513%, 2/13/27	448	435
[a]9672680.SQ.FTS.B, 6.659%, 2/13/27	1,144	1,037
[a]9671204.SQ.FTS.B, 6.661%, 2/13/27	3,267	2,749
[a]9670586.SQ.FTS.B, 6.664%, 2/13/27	2,140	2,066
[a]9671135.SQ.FTS.B, 6.667%, 2/13/27	2,599	2,449
[a]9670086.SQ.FTS.B, 6.668%, 2/13/27	21,398	16,883
[a]9672418.SQ.FTS.B, 6.668%, 2/13/27	14,547	11,939
[a]9677143.SQ.FTS.B, 4.696%, 2/14/27	496	482
[a]9676724.SQ.FTS.B, 4.715%, 2/14/27	4,406	4,265
[a]9677090.SQ.FTS.B, 4.715%, 2/14/27	4,159	3,984
[a]9676425.SQ.FTS.B, 4.717%, 2/14/27	4,404	4,237
[a]9676797.SQ.FTS.B, 4.717%, 2/14/27	6,168	5,853
[a]9677386.SQ.FTS.B, 4.717%, 2/14/27	7,939	7,648
[a]9678536.SQ.FTS.B, 4.717%, 2/14/27	51,561	49,410
[a]9679660.SQ.FTS.B, 4.717%, 2/14/27	10,062	9,714
[a]9675526.SQ.FTS.B, 4.719%, 2/14/27	9,266	8,956
[a]9677990.SQ.FTS.B, 4.72%, 2/14/27	6,341	6,162
[a]9678402.SQ.FTS.B, 4.722%, 2/14/27	2,900	2,835
[a,b]9677029.SQ.FTS.B, 5.157%, 2/14/27	4,507	898
[a]9677575.SQ.FTS.B, 5.157%, 2/14/27	34,946	32,405
[a]9678093.SQ.FTS.B, 5.157%, 2/14/27	18,214	16,815
[a]9677293.SQ.FTS.B, 5.158%, 2/14/27	5,059	4,765
[a]9676686.SQ.FTS.B, 5.46%, 2/14/27	1,556	1,484
[a]9676981.SQ.FTS.B, 5.472%, 2/14/27	3,230	1,091
[a]9678366.SQ.FTS.B, 5.502%, 2/14/27	1,085	976
[a]9675968.SQ.FTS.B, 5.513%, 2/14/27	733	677
[a]9676544.SQ.FTS.B, 5.722%, 2/14/27	2,458	2,434
[a]9675417.SQ.FTS.B, 5.723%, 2/14/27	4,732	4,515
[a]9675778.SQ.FTS.B, 5.723%, 2/14/27	3,213	3,148
[a]9676006.SQ.FTS.B, 5.723%, 2/14/27	7,949	7,828
[a]9678510.SQ.FTS.B, 5.727%, 2/14/27	2,788	2,610
[a]9676960.SQ.FTS.B, 5.987%, 2/14/27	2,539	1,757
[a]9677176.SQ.FTS.B, 6.504%, 2/14/27	1,571	1,502
[a]9679568.SQ.FTS.B, 6.669%, 2/14/27	683	676
[a]9680340.SQ.FTS.B, 4.716%, 2/15/27	5,795	5,703
[a]9680547.SQ.FTS.B, 4.717%, 2/15/27	3,421	3,320
[a]9682109.SQ.FTS.B, 4.717%, 2/15/27	7,076	6,840
[a]9682242.SQ.FTS.B, 4.717%, 2/15/27	12,918	12,591
[a]9682695.SQ.FTS.B, 4.717%, 2/15/27	49,853	48,169
[a]9681432.SQ.FTS.B, 4.718%, 2/15/27	22,854	22,286
[a]9681989.SQ.FTS.B, 4.722%, 2/15/27	4,044	3,894
[a]9679903.SQ.FTS.B, 5.156%, 2/15/27	13,934	12,837
[a]9682478.SQ.FTS.B, 5.161%, 2/15/27	3,104	2,935

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	67

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9682606.SQ.FTS.B, 5.161%, 2/15/27	$2,882	$2,769
[a]9681375.SQ.FTS.B, 5.477%, 2/15/27	3,154	3,076
[a]9680205.SQ.FTS.B, 5.979%, 2/15/27	4,144	3,842
[a]9681344.SQ.FTS.B, 6.357%, 2/15/27	2,212	2,141
[a]9685509.SQ.FTS.B, 4.712%, 2/16/27	1,256	1,223
[a]9685525.SQ.FTS.B, 4.712%, 2/16/27	1,256	1,222
[a]9685416.SQ.FTS.B, 4.723%, 2/16/27	3,782	3,637
[a]9685468.SQ.FTS.B, 4.724%, 2/16/27	4,304	3,695
[a]9685292.SQ.FTS.B, 5.159%, 2/16/27	3,237	3,066
[a]9685344.SQ.FTS.B, 5.471%, 2/16/27	4,815	4,691
[a]9685328.SQ.FTS.B, 5.484%, 2/16/27	1,511	1,471
[a]9685601.SQ.FTS.B, 6.286%, 2/16/27	2,481	2,125
[a]9685261.SQ.FTS.B, 6.354%, 2/16/27	2,700	2,593
[a]9685537.SQ.FTS.B, 6.665%, 2/16/27	2,086	2,031
[a]9685133.SQ.FTS.B, 6.667%, 2/16/27	7,722	7,450
[a]9685649.SQ.FTS.B, 6.673%, 2/16/27	2,003	1,947
[a]9685903.SQ.FTS.B, 4.712%, 2/17/27	3,200	3,032
[a]9686060.SQ.FTS.B, 4.715%, 2/17/27	3,672	3,600
[a]9685936.SQ.FTS.B, 4.721%, 2/17/27	6,257	6,020
[a]9686322.SQ.FTS.B, 5.472%, 2/17/27	5,660	5,617
[a]9686285.SQ.FTS.B, 5.473%, 2/17/27	3,044	2,281
[a]9685863.SQ.FTS.B, 5.73%, 2/17/27	2,363	2,259
[a]9686136.SQ.FTS.B, 5.975%, 2/17/27	14,809	13,106
[a]9685779.SQ.FTS.B, 6.667%, 2/17/27	4,824	4,655
[a]9685884.SQ.FTS.B, 6.685%, 2/17/27	815	787
[a]9688139.SQ.FTS.B, 4.717%, 2/18/27	8,288	8,038
[a]9689690.SQ.FTS.B, 4.717%, 2/18/27	43,515	42,025
[a]9689331.SQ.FTS.B, 4.72%, 2/18/27	3,327	3,247
[a]9689452.SQ.FTS.B, 4.721%, 2/18/27	2,070	2,029
[a]9686509.SQ.FTS.B, 5.157%, 2/18/27	1,162	1,137
[a]9687352.SQ.FTS.B, 5.157%, 2/18/27	28,909	27,265
[a]9690650.SQ.FTS.B, 5.157%, 2/18/27	19,474	18,519
[a]9688110.SQ.FTS.B, 5.469%, 2/18/27	2,967	2,847
[a]9689387.SQ.FTS.B, 5.722%, 2/18/27	3,999	3,787
[a]9690440.SQ.FTS.B, 5.722%, 2/18/27	17,637	15,875
[a]9690837.SQ.FTS.B, 5.723%, 2/18/27	8,612	8,161
[a]9688285.SQ.FTS.B, 5.724%, 2/18/27	48,904	46,654
[a]9690916.SQ.FTS.B, 5.977%, 2/18/27	17,321	11,988
[a]9686779.SQ.FTS.B, 6.378%, 2/18/27	679	652
[a]9689213.SQ.FTS.B, 6.665%, 2/18/27	11,233	9,934
[a]9690292.SQ.FTS.B, 6.665%, 2/18/27	6,816	6,581
[a]9690206.SQ.FTS.B, 6.668%, 2/18/27	3,766	3,639
[a]9689433.SQ.FTS.B, 6.67%, 2/18/27	816	723
[a]9691163.SQ.FTS.B, 6.67%, 2/18/27	6,480	5,201
[a]9689534.SQ.FTS.B, 6.673%, 2/18/27	645	623
[a]9692647.SQ.FTS.B, 4.717%, 2/19/27	44,190	42,906
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9694310.SQ.FTS.B, 4.717%, 2/19/27	$20,607	$19,996
[a]9695169.SQ.FTS.B, 4.717%, 2/19/27	68,401	65,288
[a]9694132.SQ.FTS.B, 4.719%, 2/19/27	7,248	3,957
[a]9694104.SQ.FTS.B, 4.722%, 2/19/27	2,366	2,283
[a]9694229.SQ.FTS.B, 5.157%, 2/19/27	7,031	6,503
[a]9691689.SQ.FTS.B, 5.469%, 2/19/27	4,906	4,492
[a]9691424.SQ.FTS.B, 5.515%, 2/19/27	457	444
[a]9694535.SQ.FTS.B, 5.723%, 2/19/27	53,960	50,476
[a]9693520.SQ.FTS.B, 5.724%, 2/19/27	23,022	20,751
[a]9692023.SQ.FTS.B, 5.725%, 2/19/27	5,499	5,412
[a]9691862.SQ.FTS.B, 5.726%, 2/19/27	4,324	4,164
[a]9691337.SQ.FTS.B, 6.289%, 2/19/27	244	240
[a]9693968.SQ.FTS.B, 6.289%, 2/19/27	4,054	3,494
[a]9693868.SQ.FTS.B, 6.353%, 2/19/27	5,738	5,457
[a]9692335.SQ.FTS.B, 6.667%, 2/19/27	8,262	8,033
[a]9694054.SQ.FTS.B, 6.673%, 2/19/27	3,607	2,962
[a]9694086.SQ.FTS.B, 6.688%, 2/19/27	763	675
[a]9698189.SQ.FTS.B, 4.712%, 2/20/27	1,594	1,547
[a]9697311.SQ.FTS.B, 4.717%, 2/20/27	4,231	4,138
[a]9697430.SQ.FTS.B, 4.717%, 2/20/27	50,111	48,427
[a]9698391.SQ.FTS.B, 4.717%, 2/20/27	10,405	10,090
[a]9698532.SQ.FTS.B, 4.717%, 2/20/27	22,005	21,352
[a]9698867.SQ.FTS.B, 4.717%, 2/20/27	27,455	26,931
[a]9699417.SQ.FTS.B, 4.717%, 2/20/27	37,189	36,174
[a]9698273.SQ.FTS.B, 4.721%, 2/20/27	5,555	5,353
[a]9695939.SQ.FTS.B, 5.156%, 2/20/27	10,746	10,447
[a]9697009.SQ.FTS.B, 5.971%, 2/20/27	3,588	3,473
[a]9698221.SQ.FTS.B, 6.352%, 2/20/27	3,498	3,383
[a]9696243.SQ.FTS.B, 6.354%, 2/20/27	13,395	11,659
[a]9698175.SQ.FTS.B, 6.357%, 2/20/27	1,412	1,297
[a]9699394.SQ.FTS.B, 6.364%, 2/20/27	737	701
[a]9695901.SQ.FTS.B, 6.667%, 2/20/27	1,194	1,077
[a]9696543.SQ.FTS.B, 6.667%, 2/20/27	9,911	9,483
[a]9697107.SQ.FTS.B, 6.667%, 2/20/27	1,849	1,768
[a]9702571.SQ.FTS.B, 4.717%, 2/21/27	1,551	1,485
[a]9702673.SQ.FTS.B, 4.717%, 2/21/27	39,602	38,590
[a]9705861.SQ.FTS.B, 4.717%, 2/21/27	15,386	13,744
[a]9706458.SQ.FTS.B, 4.717%, 2/21/27	4,282	2,150
[a]9706585.SQ.FTS.B, 4.717%, 2/21/27	5,467	5,301
[a]9706347.SQ.FTS.B, 4.718%, 2/21/27	7,047	6,873
[a]9706803.SQ.FTS.B, 4.718%, 2/21/27	18,468	17,895
[a]9705704.SQ.FTS.B, 4.719%, 2/21/27	4,152	4,045
[a]9702419.SQ.FTS.B, 4.721%, 2/21/27	5,840	5,670
[a]9704461.SQ.FTS.B, 4.722%, 2/21/27	5,457	5,210
[a]9705806.SQ.FTS.B, 4.727%, 2/21/27	2,061	2,008
[a]9704135.SQ.FTS.B, 5.156%, 2/21/27	12,630	12,161

68	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9705672.SQ.FTS.B, 5.466%, 2/21/27	$3,187	$2,988
[a]9705300.SQ.FTS.B, 5.472%, 2/21/27	23,111	22,168
[a]9706549.SQ.FTS.B, 6.293%, 2/21/27	1,402	1,344
[a]9706759.SQ.FTS.B, 6.35%, 2/21/27	1,927	1,865
[a]9705001.SQ.FTS.B, 6.352%, 2/21/27	14,983	14,022
[a]9702389.SQ.FTS.B, 6.359%, 2/21/27	1,233	1,134
[a]9704895.SQ.FTS.B, 6.51%, 2/21/27	11,689	6,481
[a]9706187.SQ.FTS.B, 6.665%, 2/21/27	6,889	1,378
[a]9702639.SQ.FTS.B, 6.67%, 2/21/27	1,192	1,109
[a]9707136.SQ.FTS.B, 4.715%, 2/22/27	5,951	5,748
[a]9707251.SQ.FTS.B, 4.717%, 2/22/27	4,997	4,803
[a]9708394.SQ.FTS.B, 4.717%, 2/22/27	2,710	2,637
[a]9709336.SQ.FTS.B, 4.717%, 2/22/27	10,472	10,118
[a]9708467.SQ.FTS.B, 4.729%, 2/22/27	1,891	1,793
[a]9710537.SQ.FTS.B, 5.157%, 2/22/27	4,837	4,717
[a]9710869.SQ.FTS.B, 5.158%, 2/22/27	22,403	21,777
[a]9708497.SQ.FTS.B, 5.471%, 2/22/27	27,505	26,505
[a]9709548.SQ.FTS.B, 5.715%, 2/22/27	1,637	1,559
[a]9707410.SQ.FTS.B, 5.723%, 2/22/27	29,528	28,180
[a]9710420.SQ.FTS.B, 6.289%, 2/22/27	2,077	2,019
[a]9710674.SQ.FTS.B, 6.289%, 2/22/27	5,379	5,158
[a]9709147.SQ.FTS.B, 6.51%, 2/22/27	1,163	1,136
[a]9709589.SQ.FTS.B, 6.51%, 2/22/27	35,573	33,081
[a]9707009.SQ.FTS.B, 6.529%, 2/22/27	589	572
[a]9710385.SQ.FTS.B, 6.672%, 2/22/27	1,537	1,451
[a]9712073.SQ.FTS.B, 4.715%, 2/23/27	5,151	4,981
[a]9711582.SQ.FTS.B, 4.717%, 2/23/27	8,909	8,682
[a]9711910.SQ.FTS.B, 4.717%, 2/23/27	4,503	4,333
[a]9711833.SQ.FTS.B, 4.718%, 2/23/27	7,770	7,527
[a]9711959.SQ.FTS.B, 4.72%, 2/23/27	8,696	8,361
[a]9711490.SQ.FTS.B, 5.16%, 2/23/27	8,179	3,134
[a]9711542.SQ.FTS.B, 5.474%, 2/23/27	4,343	3,986
[a]9711360.SQ.FTS.B, 5.723%, 2/23/27	522	517
[a]9711715.SQ.FTS.B, 6.354%, 2/23/27	8,487	8,265
[a]9711386.SQ.FTS.B, 6.666%, 2/23/27	11,028	10,631
[a]9712750.SQ.FTS.B, 4.716%, 2/24/27	5,472	2,830
[a]9712714.SQ.FTS.B, 4.717%, 2/24/27	3,597	3,482
[a]9712130.SQ.FTS.B, 4.719%, 2/24/27	4,890	4,786
[a]9712402.SQ.FTS.B, 4.723%, 2/24/27	2,052	1,937
[a]9712215.SQ.FTS.B, 6.352%, 2/24/27	11,167	10,820
[a]9712461.SQ.FTS.B, 6.352%, 2/24/27	24,399	22,490
[a]9712801.SQ.FTS.B, 6.502%, 2/24/27	883	821
[a]9712746.SQ.FTS.B, 6.534%, 2/24/27	434	404
[a]9712813.SQ.FTS.B, 6.666%, 2/24/27	17,199	16,036
[a]9717602.SQ.FTS.B, 4.716%, 2/25/27	8,001	7,756
[a]9715412.SQ.FTS.B, 4.717%, 2/25/27	14,453	14,106
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9717882.SQ.FTS.B, 4.717%, 2/25/27	$31,636	$31,110
[a]9715732.SQ.FTS.B, 4.719%, 2/25/27	9,020	8,779
[a]9717770.SQ.FTS.B, 4.719%, 2/25/27	9,743	9,494
[a]9716065.SQ.FTS.B, 4.734%, 2/25/27	1,479	1,418
[a]9717761.SQ.FTS.B, 5.148%, 2/25/27	1,728	1,682
[a]9715394.SQ.FTS.B, 5.162%, 2/25/27	1,425	1,348
[a]9717466.SQ.FTS.B, 5.503%, 2/25/27	1,176	968
[a]9717102.SQ.FTS.B, 5.726%, 2/25/27	6,896	6,256
[a]9716074.SQ.FTS.B, 5.975%, 2/25/27	84,762	74,595
[a]9717218.SQ.FTS.B, 5.976%, 2/25/27	21,229	20,594
[a]9715899.SQ.FTS.B, 5.987%, 2/25/27	1,090	958
[a]9714949.SQ.FTS.B, 6.351%, 2/25/27	15,467	14,983
[a]9714022.SQ.FTS.B, 6.352%, 2/25/27	27,436	23,985
[a]9717084.SQ.FTS.B, 6.362%, 2/25/27	1,400	1,364
[a]9717492.SQ.FTS.B, 6.661%, 2/25/27	2,946	2,820
[a]9715958.SQ.FTS.B, 6.67%, 2/25/27	5,592	4,755
[a]9715928.SQ.FTS.B, 6.685%, 2/25/27	1,014	978
[a]9720887.SQ.FTS.B, 4.717%, 2/26/27	6,683	6,511
[a]9721245.SQ.FTS.B, 4.717%, 2/26/27	26,138	25,211
[a]9721638.SQ.FTS.B, 4.717%, 2/26/27	59,595	57,905
[a]9722472.SQ.FTS.B, 4.718%, 2/26/27	38,091	37,156
[a]9720802.SQ.FTS.B, 5.156%, 2/26/27	3,113	2,959
[a]9720151.SQ.FTS.B, 5.46%, 2/26/27	1,744	1,656
[a]9718647.SQ.FTS.B, 5.474%, 2/26/27	5,969	5,842
[a]9721128.SQ.FTS.B, 5.478%, 2/26/27	1,000	970
[a]9720986.SQ.FTS.B, 5.482%, 2/26/27	474	469
[a]9718916.SQ.FTS.B, 5.505%, 2/26/27	7,639	7,253
[a]9718864.SQ.FTS.B, 5.712%, 2/26/27	118	117
[a]9719234.SQ.FTS.B, 5.723%, 2/26/27	1,591	1,486
[a]9721231.SQ.FTS.B, 5.723%, 2/26/27	1,958	1,492
[a]9720865.SQ.FTS.B, 5.962%, 2/26/27	2,131	1,566
[a]9718619.SQ.FTS.B, 5.993%, 2/26/27	983	907
[a]9719647.SQ.FTS.B, 6.352%, 2/26/27	22,014	21,127
[a]9719339.SQ.FTS.B, 6.505%, 2/26/27	6,164	3,544
[a]9720182.SQ.FTS.B, 6.509%, 2/26/27	34,046	18,980
[a]9719577.SQ.FTS.B, 6.529%, 2/26/27	750	715
[a]9719276.SQ.FTS.B, 6.662%, 2/26/27	911	744
[a]9720575.SQ.FTS.B, 6.665%, 2/26/27	2,503	2,364
[a]9720601.SQ.FTS.B, 6.667%, 2/26/27	14,356	9,419
[a]9721013.SQ.FTS.B, 6.667%, 2/26/27	7,048	6,904
[a]9722371.SQ.FTS.B, 6.667%, 2/26/27	14,870	2,388
[a]9726962.SQ.FTS.B, 4.714%, 2/27/27	3,603	3,470
[a]9723506.SQ.FTS.B, 4.717%, 2/27/27	3,111	2,984
[a]9725842.SQ.FTS.B, 4.717%, 2/27/27	8,287	7,910
[a]9726529.SQ.FTS.B, 4.717%, 2/27/27	32,631	31,585
[a]9727045.SQ.FTS.B, 4.717%, 2/27/27	73,291	65,241

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	69

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9725938.SQ.FTS.B, 4.718%, 2/27/27	$7,963	$7,764
[a]9723625.SQ.FTS.B, 4.719%, 2/27/27	14,481	13,654
[a]9724309.SQ.FTS.B, 4.719%, 2/27/27	10,647	10,327
[a]9726453.SQ.FTS.B, 4.719%, 2/27/27	10,209	9,883
[a]9723221.SQ.FTS.B, 4.722%, 2/27/27	4,644	4,485
[a]9722941.SQ.FTS.B, 5.155%, 2/27/27	4,165	4,057
[a]9724987.SQ.FTS.B, 5.157%, 2/27/27	11,374	10,708
[a]9726139.SQ.FTS.B, 5.157%, 2/27/27	8,493	8,207
[a]9726257.SQ.FTS.B, 5.157%, 2/27/27	3,127	3,063
[a]9725630.SQ.FTS.B, 5.161%, 2/27/27	3,483	3,414
[a]9726253.SQ.FTS.B, 5.468%, 2/27/27	1,680	1,535
[a]9726419.SQ.FTS.B, 5.498%, 2/27/27	4,006	3,474
[a]9726339.SQ.FTS.B, 5.505%, 2/27/27	2,787	2,644
[a]9727013.SQ.FTS.B, 5.506%, 2/27/27	4,092	1,882
[a]9723348.SQ.FTS.B, 5.725%, 2/27/27	6,364	6,072
[a]9724139.SQ.FTS.B, 5.976%, 2/27/27	5,840	5,659
[a]9726092.SQ.FTS.B, 5.982%, 2/27/27	2,633	2,566
[a]9725783.SQ.FTS.B, 6.304%, 2/27/27	398	379
[a]9724584.SQ.FTS.B, 6.358%, 2/27/27	3,349	3,076
[a]9723105.SQ.FTS.B, 6.509%, 2/27/27	11,059	10,267
[a]9723599.SQ.FTS.B, 6.663%, 2/27/27	910	886
[a]9726852.SQ.FTS.B, 6.667%, 2/27/27	4,486	4,274
[a]9724937.SQ.FTS.B, 6.671%, 2/27/27	2,914	2,350
[a]9726324.SQ.FTS.B, 6.671%, 2/27/27	1,003	849
[a]9725704.SQ.FTS.B, 6.673%, 2/27/27	1,563	1,531
[a]9739796.SQ.FTS.B, 4.711%, 2/28/27	1,660	1,630
[a]9742353.SQ.FTS.B, 4.712%, 2/28/27	4,308	4,105
[a]9739833.SQ.FTS.B, 4.715%, 2/28/27	10,599	8,912
[a]9743144.SQ.FTS.B, 4.716%, 2/28/27	9,333	8,949
[a]9732814.SQ.FTS.B, 4.717%, 2/28/27	23,799	22,989
[a]9736810.SQ.FTS.B, 4.717%, 2/28/27	1,652	1,615
[a]9738017.SQ.FTS.B, 4.717%, 2/28/27	5,419	5,119
[a]9738785.SQ.FTS.B, 4.717%, 2/28/27	2,626	2,583
[a]9740645.SQ.FTS.B, 4.717%, 2/28/27	26,195	25,771
[a]9742407.SQ.FTS.B, 4.717%, 2/28/27	17,939	17,219
[a]9742943.SQ.FTS.B, 4.717%, 2/28/27	10,504	10,087
[a]9743268.SQ.FTS.B, 4.717%, 2/28/27	1,538	1,482
[a]9743402.SQ.FTS.B, 4.717%, 2/28/27	17,788	16,932
[a]9734686.SQ.FTS.B, 4.718%, 2/28/27	8,572	8,344
[a]9741788.SQ.FTS.B, 4.718%, 2/28/27	15,960	15,415
[a]9732343.SQ.FTS.B, 4.719%, 2/28/27	17,187	9,193
[a]9734059.SQ.FTS.B, 4.719%, 2/28/27	15,399	13,777
[a]9742732.SQ.FTS.B, 4.719%, 2/28/27	13,450	13,008
[a]9738856.SQ.FTS.B, 4.72%, 2/28/27	8,304	8,038
[a]9738586.SQ.FTS.B, 4.721%, 2/28/27	6,821	6,514
[a]9742059.SQ.FTS.B, 4.724%, 2/28/27	2,917	2,836
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9742217.SQ.FTS.B, 4.727%, 2/28/27	$2,537	$2,417
[a]9734029.SQ.FTS.B, 4.73%, 2/28/27	1,836	1,777
[a]9742397.SQ.FTS.B, 4.746%, 2/28/27	751	732
[a]9739124.SQ.FTS.B, 5.155%, 2/28/27	7,300	6,967
[a]9741741.SQ.FTS.B, 5.158%, 2/28/27	5,548	5,421
[a]9738207.SQ.FTS.B, 5.469%, 2/28/27	2,185	2,090
[a]9733568.SQ.FTS.B, 5.47%, 2/28/27	6,402	6,129
[a]9732668.SQ.FTS.B, 5.472%, 2/28/27	1,313	1,269
[a]9740092.SQ.FTS.B, 5.472%, 2/28/27	27,856	26,451
[a]9743292.SQ.FTS.B, 5.472%, 2/28/27	7,222	6,905
[a]9738372.SQ.FTS.B, 5.474%, 2/28/27	7,551	7,244
[a]9737127.SQ.FTS.B, 5.475%, 2/28/27	6,499	5,196
[a]9738707.SQ.FTS.B, 5.478%, 2/28/27	2,382	2,226
[a]9732302.SQ.FTS.B, 5.512%, 2/28/27	2,034	951
[a]9739769.SQ.FTS.B, 5.713%, 2/28/27	1,655	1,302
[a]9736911.SQ.FTS.B, 5.72%, 2/28/27	4,743	4,635
[a]9736309.SQ.FTS.B, 5.721%, 2/28/27	7,102	5,066
[a]9742099.SQ.FTS.B, 5.723%, 2/28/27	2,304	2,250
[a]9733690.SQ.FTS.B, 5.724%, 2/28/27	10,036	9,884
[a]9739595.SQ.FTS.B, 5.724%, 2/28/27	2,971	2,890
[a]9743094.SQ.FTS.B, 5.728%, 2/28/27	2,754	2,688
[a]9743053.SQ.FTS.B, 5.969%, 2/28/27	2,571	2,486
[a]9742129.SQ.FTS.B, 5.975%, 2/28/27	7,415	7,231
[a]9742245.SQ.FTS.B, 5.977%, 2/28/27	9,611	9,318
[a]9736882.SQ.FTS.B, 6.264%, 2/28/27	932	100
[a]9742050.SQ.FTS.B, 6.289%, 2/28/27	358	348
[a]9734847.SQ.FTS.B, 6.352%, 2/28/27	58,998	56,548
[a]9736173.SQ.FTS.B, 6.352%, 2/28/27	2,931	2,808
[a]9734262.SQ.FTS.B, 6.353%, 2/28/27	5,374	5,309
[a]9736017.SQ.FTS.B, 6.356%, 2/28/27	3,941	3,813
[a]9742897.SQ.FTS.B, 6.356%, 2/28/27	2,105	2,055
[a]9737290.SQ.FTS.B, 6.509%, 2/28/27	20,140	19,036
[a]9738260.SQ.FTS.B, 6.509%, 2/28/27	1,918	1,870
[a]9732212.SQ.FTS.B, 6.515%, 2/28/27	2,106	2,047
[a]9736385.SQ.FTS.B, 6.666%, 2/28/27	22,896	21,917
[a]9732138.SQ.FTS.B, 6.667%, 2/28/27	1,566	1,531
[a]9741966.SQ.FTS.B, 6.668%, 2/28/27	411	401
[a]9744116.SQ.FTS.B, 4.715%, 3/01/27	5,840	5,565
[a]9744105.SQ.FTS.B, 4.717%, 3/01/27	1,287	1,230
[a]9744661.SQ.FTS.B, 4.717%, 3/01/27	11,045	10,849
[a]9743591.SQ.FTS.B, 4.721%, 3/01/27	5,483	5,347
[a]9743887.SQ.FTS.B, 4.721%, 3/01/27	3,697	3,578
[a]9743876.SQ.FTS.B, 4.752%, 3/01/27	668	647
[a]9744340.SQ.FTS.B, 5.157%, 3/01/27	4,245	4,044
[a]9744037.SQ.FTS.B, 5.508%, 3/01/27	2,426	1,900
[a]9743940.SQ.FTS.B, 5.727%, 3/01/27	2,556	2,466

70	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9744208.SQ.FTS.B, 5.727%, 3/01/27	$2,621	$2,525
[a]9744833.SQ.FTS.B, 5.964%, 3/01/27	789	779
[a]9744393.SQ.FTS.B, 5.975%, 3/01/27	23,592	20,121
[a]9743835.SQ.FTS.B, 6.287%, 3/01/27	4,382	3,640
[a]9743833.SQ.FTS.B, 6.289%, 3/01/27	227	221
[a]9744186.SQ.FTS.B, 6.342%, 3/01/27	1,538	1,476
[a]9744255.SQ.FTS.B, 6.35%, 3/01/27	6,310	6,040
[a]9744089.SQ.FTS.B, 6.662%, 3/01/27	1,063	1,038
[a]9743954.SQ.FTS.B, 6.668%, 3/01/27	4,884	4,749
[a]9743927.SQ.FTS.B, 6.676%, 3/01/27	940	858
[a]9746584.SQ.FTS.B, 4.717%, 3/02/27	19,285	18,653
[a]9748133.SQ.FTS.B, 4.717%, 3/02/27	12,963	12,497
[a]9748390.SQ.FTS.B, 4.717%, 3/02/27	52,139	50,207
[a]9749187.SQ.FTS.B, 4.717%, 3/02/27	41,421	40,018
[a]9749862.SQ.FTS.B, 4.717%, 3/02/27	6,037	5,825
[a]9749954.SQ.FTS.B, 4.717%, 3/02/27	10,987	10,385
[a]9745665.SQ.FTS.B, 4.723%, 3/02/27	2,040	1,939
[a]9748354.SQ.FTS.B, 5.148%, 3/02/27	1,880	1,840
[a]9746144.SQ.FTS.B, 5.457%, 3/02/27	346	323
[a]9747306.SQ.FTS.B, 5.506%, 3/02/27	4,473	4,174
[a]9746040.SQ.FTS.B, 5.713%, 3/02/27	2,774	2,186
[a]9745687.SQ.FTS.B, 6.289%, 3/02/27	5,583	5,313
[a]9747405.SQ.FTS.B, 6.509%, 3/02/27	23,370	22,220
[a]9746276.SQ.FTS.B, 6.664%, 3/02/27	6,930	6,315
[a]9745960.SQ.FTS.B, 6.666%, 3/02/27	2,331	2,224
[a]9745596.SQ.FTS.B, 6.667%, 3/02/27	5,317	5,024
[a]9751764.SQ.FTS.B, 4.717%, 3/03/27	2,163	2,100
[a]9751803.SQ.FTS.B, 4.717%, 3/03/27	16,648	15,831
[a]9752370.SQ.FTS.B, 4.717%, 3/03/27	30,724	29,565
[a]9752911.SQ.FTS.B, 4.717%, 3/03/27	29,427	28,492
[a]9750543.SQ.FTS.B, 4.718%, 3/03/27	18,895	17,968
[a]9753667.SQ.FTS.B, 4.718%, 3/03/27	2,640	2,555
[a]9754379.SQ.FTS.B, 4.719%, 3/03/27	16,033	15,088
[a]9753440.SQ.FTS.B, 4.72%, 3/03/27	7,131	6,894
[a]9753639.SQ.FTS.B, 4.72%, 3/03/27	2,976	2,896
[a]9753611.SQ.FTS.B, 4.723%, 3/03/27	2,925	2,845
[a]9752158.SQ.FTS.B, 5.157%, 3/03/27	4,336	3,545
[a]9753901.SQ.FTS.B, 5.157%, 3/03/27	36,300	33,363
[a]9751239.SQ.FTS.B, 5.472%, 3/03/27	20,261	18,618
[a]9752268.SQ.FTS.B, 5.472%, 3/03/27	3,458	3,308
[a]9750096.SQ.FTS.B, 5.474%, 3/03/27	8,785	8,399
[a]9751031.SQ.FTS.B, 5.474%, 3/03/27	3,608	2,764
[a]9753702.SQ.FTS.B, 5.521%, 3/03/27	314	303
[a]9751590.SQ.FTS.B, 5.721%, 3/03/27	6,061	5,840
[a]9753403.SQ.FTS.B, 5.721%, 3/03/27	4,272	4,150
[a]9750383.SQ.FTS.B, 5.727%, 3/03/27	7,137	6,512
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9753581.SQ.FTS.B, 6.295%, 3/03/27	$1,545	$1,220
[a]9752822.SQ.FTS.B, 6.338%, 3/03/27	1,173	1,125
[a]9751165.SQ.FTS.B, 6.501%, 3/03/27	1,949	1,815
[a]9752853.SQ.FTS.B, 6.667%, 3/03/27	2,833	2,726
[a]9753716.SQ.FTS.B, 6.668%, 3/03/27	13,589	3,314
[a]9754335.SQ.FTS.B, 6.675%, 3/03/27	2,665	2,182
[a]9759271.SQ.FTS.B, 4.717%, 3/04/27	27,556	26,460
[a]9759943.SQ.FTS.B, 4.717%, 3/04/27	1,840	1,790
[a]9759964.SQ.FTS.B, 4.718%, 3/04/27	44,989	43,539
[a]9757714.SQ.FTS.B, 4.721%, 3/04/27	5,810	5,598
[a]9757500.SQ.FTS.B, 4.722%, 3/04/27	4,083	4,003
[a]9758404.SQ.FTS.B, 4.729%, 3/04/27	2,205	2,104
[a]9759125.SQ.FTS.B, 4.734%, 3/04/27	1,283	1,252
[a]9759169.SQ.FTS.B, 5.148%, 3/04/27	1,648	1,612
[a]9761545.SQ.FTS.B, 5.157%, 3/04/27	53,433	49,106
[a]9759829.SQ.FTS.B, 5.472%, 3/04/27	4,861	4,553
[a]9760920.SQ.FTS.B, 5.472%, 3/04/27	29,132	28,110
[a]9761441.SQ.FTS.B, 5.474%, 3/04/27	7,720	7,438
[a]9758987.SQ.FTS.B, 5.503%, 3/04/27	2,626	2,527
[a]9758593.SQ.FTS.B, 5.723%, 3/04/27	12,964	12,588
[a]9758561.SQ.FTS.B, 6.656%, 3/04/27	1,148	1,110
[a]9757840.SQ.FTS.B, 6.667%, 3/04/27	12,430	11,845
[a]9757396.SQ.FTS.B, 6.673%, 3/04/27	2,878	2,772
[a]9764084.SQ.FTS.B, 4.714%, 3/05/27	1,507	1,443
[a]9766690.SQ.FTS.B, 4.716%, 3/05/27	3,504	3,343
[a]9764195.SQ.FTS.B, 4.717%, 3/05/27	12,236	11,890
[a]9764965.SQ.FTS.B, 4.717%, 3/05/27	4,683	4,510
[a]9765621.SQ.FTS.B, 4.717%, 3/05/27	1,229	1,186
[a]9765773.SQ.FTS.B, 4.717%, 3/05/27	34,003	32,779
[a]9762355.SQ.FTS.B, 4.718%, 3/05/27	2,200	2,113
[a]9763423.SQ.FTS.B, 4.718%, 3/05/27	17,459	16,824
[a]9764705.SQ.FTS.B, 4.718%, 3/05/27	16,073	15,531
[a]9764521.SQ.FTS.B, 4.719%, 3/05/27	6,891	6,671
[a]9765400.SQ.FTS.B, 4.719%, 3/05/27	16,200	15,327
[a]9766463.SQ.FTS.B, 4.72%, 3/05/27	4,612	4,561
[a]9765024.SQ.FTS.B, 5.157%, 3/05/27	5,558	5,288
[a]9763917.SQ.FTS.B, 5.159%, 3/05/27	11,036	10,493
[a]9764391.SQ.FTS.B, 5.473%, 3/05/27	10,208	9,749
[a]9765663.SQ.FTS.B, 5.502%, 3/05/27	3,747	3,551
[a]9763324.SQ.FTS.B, 5.509%, 3/05/27	3,070	2,789
[a]9766186.SQ.FTS.B, 5.72%, 3/05/27	3,810	3,635
[a]9766268.SQ.FTS.B, 5.725%, 3/05/27	4,662	4,368
[a]9763798.SQ.FTS.B, 5.726%, 3/05/27	7,410	6,744
[a]9762427.SQ.FTS.B, 5.976%, 3/05/27	23,629	22,484
[a]9766312.SQ.FTS.B, 5.977%, 3/05/27	7,182	7,046
[a]9764103.SQ.FTS.B, 5.98%, 3/05/27	3,489	3,339

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	71

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9766749.SQ.FTS.B, 6.289%, 3/05/27	$13,100	$12,513
[a]9765712.SQ.FTS.B, 6.355%, 3/05/27	2,408	2,308
[a]9762285.SQ.FTS.B, 6.509%, 3/05/27	551	536
[a]9765070.SQ.FTS.B, 6.668%, 3/05/27	23,241	8,514
[a]9765636.SQ.FTS.B, 6.669%, 3/05/27	1,343	1,165
[a]9766808.SQ.FTS.B, 4.716%, 3/06/27	9,358	8,985
[a]9767219.SQ.FTS.B, 4.716%, 3/06/27	8,885	8,556
[a]9766894.SQ.FTS.B, 4.717%, 3/06/27	19,788	19,339
[a]9767362.SQ.FTS.B, 4.717%, 3/06/27	5,274	5,031
[a]9767318.SQ.FTS.B, 4.722%, 3/06/27	5,447	4,885
[a]9767178.SQ.FTS.B, 4.723%, 3/06/27	2,948	2,778
[a]9767419.SQ.FTS.B, 5.474%, 3/06/27	9,018	8,815
[a]9767132.SQ.FTS.B, 5.738%, 3/06/27	1,277	1,242
[a]9767148.SQ.FTS.B, 6.351%, 3/06/27	3,667	3,209
[a]9767609.SQ.FTS.B, 6.352%, 3/06/27	29,355	12,213
[a]9767533.SQ.FTS.B, 6.355%, 3/06/27	2,939	2,786
[a]9767206.SQ.FTS.B, 6.497%, 3/06/27	958	760
[a]9767580.SQ.FTS.B, 6.658%, 3/06/27	2,195	2,042
[a]9767401.SQ.FTS.B, 6.66%, 3/06/27	2,675	2,581
[a]9767874.SQ.FTS.B, 4.714%, 3/07/27	3,383	3,276
[a]9768213.SQ.FTS.B, 4.722%, 3/07/27	3,795	3,620
[a]9767955.SQ.FTS.B, 5.157%, 3/07/27	7,196	7,035
[a]9768252.SQ.FTS.B, 5.157%, 3/07/27	8,181	7,913
[a]9768364.SQ.FTS.B, 5.161%, 3/07/27	6,917	6,587
[a]9768331.SQ.FTS.B, 5.723%, 3/07/27	539	535
[a]9768194.SQ.FTS.B, 5.966%, 3/07/27	1,560	1,511
[a]9768172.SQ.FTS.B, 5.987%, 3/07/27	1,970	1,856
[a]9767847.SQ.FTS.B, 6.507%, 3/07/27	3,200	2,555
[a]9768033.SQ.FTS.B, 6.667%, 3/07/27	6,929	6,823
[a]9768322.SQ.FTS.B, 6.667%, 3/07/27	646	618
[a]9767912.SQ.FTS.B, 6.669%, 3/07/27	3,832	3,649
[a]9772805.SQ.FTS.B, 4.711%, 3/08/27	1,894	1,700
[a]9772891.SQ.FTS.B, 4.715%, 3/08/27	6,009	5,295
[a]9772957.SQ.FTS.B, 4.715%, 3/08/27	6,112	5,881
[a]9770289.SQ.FTS.B, 4.716%, 3/08/27	9,296	8,995
[a]9771994.SQ.FTS.B, 4.717%, 3/08/27	19,415	17,307
[a]9773065.SQ.FTS.B, 4.717%, 3/08/27	6,224	5,996
[a]9771469.SQ.FTS.B, 4.718%, 3/08/27	19,739	19,028
[a]9772512.SQ.FTS.B, 4.721%, 3/08/27	2,401	2,331
[a]9769811.SQ.FTS.B, 4.722%, 3/08/27	3,538	3,363
[a]9771878.SQ.FTS.B, 5.156%, 3/08/27	11,299	10,746
[a]9769458.SQ.FTS.B, 5.157%, 3/08/27	14,935	14,201
[a]9772936.SQ.FTS.B, 5.162%, 3/08/27	2,784	2,670
[a]9772495.SQ.FTS.B, 5.47%, 3/08/27	1,480	1,415
[a]9772202.SQ.FTS.B, 5.504%, 3/08/27	28,336	20,658
[a]9772774.SQ.FTS.B, 5.72%, 3/08/27	1,944	1,853
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9772835.SQ.FTS.B, 5.723%, 3/08/27	$2,775	$2,671
[a]9770817.SQ.FTS.B, 5.975%, 3/08/27	48,515	44,694
[a]9773540.SQ.FTS.B, 5.975%, 3/08/27	50,307	43,005
[a]9770503.SQ.FTS.B, 6.349%, 3/08/27	3,731	3,596
[a]9772582.SQ.FTS.B, 6.353%, 3/08/27	5,867	5,631
[a]9770125.SQ.FTS.B, 6.657%, 3/08/27	2,207	1,801
[a]9772533.SQ.FTS.B, 6.66%, 3/08/27	2,095	1,994
[a]9773184.SQ.FTS.B, 6.667%, 3/08/27	18,834	18,003
[a]9771850.SQ.FTS.B, 6.668%, 3/08/27	3,403	790
[a]9770650.SQ.FTS.B, 6.669%, 3/08/27	14,248	5,211
[a]9777616.SQ.FTS.B, 4.709%, 3/09/27	3,428	3,038
[a]9776526.SQ.FTS.B, 4.715%, 3/09/27	5,476	5,292
[a]9777853.SQ.FTS.B, 4.715%, 3/09/27	4,427	4,333
[a]9778049.SQ.FTS.B, 4.715%, 3/09/27	6,947	6,718
[a]9776032.SQ.FTS.B, 4.717%, 3/09/27	2,981	2,891
[a]9776317.SQ.FTS.B, 4.717%, 3/09/27	2,251	2,179
[a]9776729.SQ.FTS.B, 4.717%, 3/09/27	6,991	6,747
[a]9775538.SQ.FTS.B, 4.718%, 3/09/27	8,613	8,283
[a]9777220.SQ.FTS.B, 4.718%, 3/09/27	35,580	33,908
[a]9776267.SQ.FTS.B, 4.719%, 3/09/27	5,196	5,042
[a]9778124.SQ.FTS.B, 4.719%, 3/09/27	15,677	14,950
[a]9774193.SQ.FTS.B, 4.72%, 3/09/27	3,958	3,870
[a]9777078.SQ.FTS.B, 4.724%, 3/09/27	2,998	2,929
[a]9777158.SQ.FTS.B, 4.724%, 3/09/27	1,479	1,445
[a]9775533.SQ.FTS.B, 4.822%, 3/09/27	233	225
[a]9774302.SQ.FTS.B, 5.157%, 3/09/27	2,438	2,386
[a]9776819.SQ.FTS.B, 5.157%, 3/09/27	9,046	8,739
[a]9777178.SQ.FTS.B, 5.157%, 3/09/27	4,627	3,879
[a]9775207.SQ.FTS.B, 5.158%, 3/09/27	7,082	6,889
[a]9777113.SQ.FTS.B, 5.163%, 3/09/27	3,928	3,734
[a]9778337.SQ.FTS.B, 5.471%, 3/09/27	9,232	8,637
[a]9777913.SQ.FTS.B, 5.473%, 3/09/27	8,745	8,492
[a]9775141.SQ.FTS.B, 5.509%, 3/09/27	862	805
[a]9775502.SQ.FTS.B, 5.512%, 3/09/27	1,188	1,111
[a]9775762.SQ.FTS.B, 5.72%, 3/09/27	3,909	3,657
[a]9774110.SQ.FTS.B, 5.723%, 3/09/27	2,674	2,595
[a]9775187.SQ.FTS.B, 5.723%, 3/09/27	586	572
[a]9778248.SQ.FTS.B, 5.723%, 3/09/27	8,093	7,653
[a]9776074.SQ.FTS.B, 5.727%, 3/09/27	5,839	5,536
[a]9776244.SQ.FTS.B, 5.738%, 3/09/27	1,486	1,417
[a]9776634.SQ.FTS.B, 5.975%, 3/09/27	9,493	9,082
[a]9776587.SQ.FTS.B, 5.981%, 3/09/27	1,968	1,931
[a]9776472.SQ.FTS.B, 6.283%, 3/09/27	2,090	1,918
[a]9774964.SQ.FTS.B, 6.351%, 3/09/27	3,770	3,608
[a]9775847.SQ.FTS.B, 6.354%, 3/09/27	10,257	9,815
[a]9776352.SQ.FTS.B, 6.354%, 3/09/27	4,358	4,126

72	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9774835.SQ.FTS.B, 6.357%, 3/09/27	$5,398	$2,163
[a]9774738.SQ.FTS.B, 6.359%, 3/09/27	1,943	1,891
[a]9776175.SQ.FTS.B, 6.664%, 3/09/27	4,871	4,461
[a]9775648.SQ.FTS.B, 6.667%, 3/09/27	4,987	4,883
[a]9776409.SQ.FTS.B, 6.667%, 3/09/27	4,489	4,212
[a]9777656.SQ.FTS.B, 6.67%, 3/09/27	3,314	3,198
[a]9780021.SQ.FTS.B, 4.713%, 3/10/27	4,418	4,291
[a]9779938.SQ.FTS.B, 4.717%, 3/10/27	5,613	5,393
[a]9781803.SQ.FTS.B, 4.717%, 3/10/27	15,785	15,460
[a]9778675.SQ.FTS.B, 4.718%, 3/10/27	44,142	41,685
[a]9780657.SQ.FTS.B, 4.719%, 3/10/27	12,613	12,194
[a]9779791.SQ.FTS.B, 4.725%, 3/10/27	3,634	3,412
[a]9779886.SQ.FTS.B, 4.727%, 3/10/27	2,388	2,321
[a]9780076.SQ.FTS.B, 5.158%, 3/10/27	48,090	44,222
[a]9782090.SQ.FTS.B, 5.472%, 3/10/27	21,092	20,375
[a]9778492.SQ.FTS.B, 5.491%, 3/10/27	2,097	1,160
[a]9779742.SQ.FTS.B, 5.495%, 3/10/27	669	646
[a]9780005.SQ.FTS.B, 5.728%, 3/10/27	1,675	1,609
[a]9780843.SQ.FTS.B, 5.975%, 3/10/27	68,794	64,995
[a]9782066.SQ.FTS.B, 6.302%, 3/10/27	1,110	1,056
[a]9779862.SQ.FTS.B, 6.677%, 3/10/27	764	734
[a]9788389.SQ.FTS.B, 4.715%, 3/11/27	6,153	5,509
[a]9786862.SQ.FTS.B, 4.717%, 3/11/27	14,732	12,885
[a]9788608.SQ.FTS.B, 4.718%, 3/11/27	10,230	9,207
[a]9788952.SQ.FTS.B, 4.718%, 3/11/27	24,089	23,190
[a]9786668.SQ.FTS.B, 4.719%, 3/11/27	6,808	6,560
[a]9785226.SQ.FTS.B, 4.72%, 3/11/27	4,732	4,560
[a]9785804.SQ.FTS.B, 5.157%, 3/11/27	852	837
[a]9787510.SQ.FTS.B, 5.157%, 3/11/27	24,730	20,181
[a]9785852.SQ.FTS.B, 5.158%, 3/11/27	18,385	17,496
[a]9786500.SQ.FTS.B, 5.158%, 3/11/27	4,183	4,011
[a]9787817.SQ.FTS.B, 5.472%, 3/11/27	29,978	28,693
[a]9788478.SQ.FTS.B, 5.474%, 3/11/27	2,070	2,036
[a]9786555.SQ.FTS.B, 5.475%, 3/11/27	4,071	3,953
[a]9789459.SQ.FTS.B, 5.724%, 3/11/27	29,243	26,636
[a]9785521.SQ.FTS.B, 5.727%, 3/11/27	3,183	3,035
[a]9788524.SQ.FTS.B, 5.973%, 3/11/27	5,286	5,063
[a]9785607.SQ.FTS.B, 6.289%, 3/11/27	3,641	3,543
[a]9787186.SQ.FTS.B, 6.51%, 3/11/27	18,828	17,846
[a]9786855.SQ.FTS.B, 6.686%, 3/11/27	621	592
[a]9791315.SQ.FTS.B, 4.715%, 3/12/27	5,224	5,028
[a]9791027.SQ.FTS.B, 4.717%, 3/12/27	5,202	5,051
[a]9791462.SQ.FTS.B, 4.717%, 3/12/27	60,274	56,998
[a]9793544.SQ.FTS.B, 4.717%, 3/12/27	54,957	53,050
[a]9794287.SQ.FTS.B, 4.718%, 3/12/27	21,289	19,018
[a]9793248.SQ.FTS.B, 4.72%, 3/12/27	8,069	7,805
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9791421.SQ.FTS.B, 4.728%, 3/12/27	$1,765	$1,732
[a]9793396.SQ.FTS.B, 5.461%, 3/12/27	1,626	1,541
[a]9792343.SQ.FTS.B, 5.472%, 3/12/27	17,974	17,150
[a]9791098.SQ.FTS.B, 5.503%, 3/12/27	1,794	1,679
[a]9793479.SQ.FTS.B, 5.721%, 3/12/27	6,865	6,238
[a]9789768.SQ.FTS.B, 5.723%, 3/12/27	35,574	34,220
[a]9791157.SQ.FTS.B, 5.975%, 3/12/27	8,228	7,836
[a]9793206.SQ.FTS.B, 6.506%, 3/12/27	720	628
[a]9790891.SQ.FTS.B, 6.512%, 3/12/27	6,082	5,547
[a]9789737.SQ.FTS.B, 6.649%, 3/12/27	334	327
[a]9791135.SQ.FTS.B, 6.66%, 3/12/27	1,848	730
[a]9792263.SQ.FTS.B, 6.668%, 3/12/27	7,664	3,253
[a]9793218.SQ.FTS.B, 6.668%, 3/12/27	8,711	5,574
[a]9793373.SQ.FTS.B, 6.677%, 3/12/27	720	700
[a]9794649.SQ.FTS.B, 4.717%, 3/13/27	6,438	6,193
[a]9794769.SQ.FTS.B, 4.717%, 3/13/27	8,353	8,010
[a]9794892.SQ.FTS.B, 4.717%, 3/13/27	7,129	6,868
[a]9794315.SQ.FTS.B, 4.718%, 3/13/27	1,806	1,748
[a]9795082.SQ.FTS.B, 4.719%, 3/13/27	13,374	12,855
[a]9794735.SQ.FTS.B, 4.722%, 3/13/27	3,874	3,759
[a]9795005.SQ.FTS.B, 5.154%, 3/13/27	4,687	4,402
[a]9794350.SQ.FTS.B, 5.158%, 3/13/27	26,378	25,234
[a]9794707.SQ.FTS.B, 5.472%, 3/13/27	2,721	2,644
[a]9795061.SQ.FTS.B, 5.503%, 3/13/27	1,031	994
[a]9794611.SQ.FTS.B, 5.977%, 3/13/27	3,454	3,302
[a]9794865.SQ.FTS.B, 6.344%, 3/13/27	2,259	2,086
[a]9794605.SQ.FTS.B, 6.356%, 3/13/27	829	733
[a]9794693.SQ.FTS.B, 6.369%, 3/13/27	1,169	813
[a]9794850.SQ.FTS.B, 6.515%, 3/13/27	1,369	1,248
[a]9794978.SQ.FTS.B, 6.66%, 3/13/27	1,028	1,013
[a]9795216.SQ.FTS.B, 4.711%, 3/14/27	3,913	3,741
[a]9795346.SQ.FTS.B, 4.717%, 3/14/27	2,244	2,178
[a]9795493.SQ.FTS.B, 4.718%, 3/14/27	2,141	1,925
[a]9795506.SQ.FTS.B, 4.719%, 3/14/27	11,183	10,840
[a]9795267.SQ.FTS.B, 4.721%, 3/14/27	3,504	3,357
[a]9795303.SQ.FTS.B, 4.722%, 3/14/27	5,268	5,064
[a]9795632.SQ.FTS.B, 5.157%, 3/14/27	14,037	13,448
[a]9795764.SQ.FTS.B, 5.731%, 3/14/27	2,031	1,975
[a]9795370.SQ.FTS.B, 6.285%, 3/14/27	3,346	3,151
[a]9795247.SQ.FTS.B, 6.346%, 3/14/27	804	783
[a]9795785.SQ.FTS.B, 6.354%, 3/14/27	10,913	10,214
[a]9795421.SQ.FTS.B, 6.51%, 3/14/27	1,501	1,471
[a]9795254.SQ.FTS.B, 6.686%, 3/14/27	587	562
[a]9798628.SQ.FTS.B, 4.707%, 3/15/27	1,750	1,647
[a]9799763.SQ.FTS.B, 4.712%, 3/15/27	2,320	2,254
[a]9796652.SQ.FTS.B, 4.717%, 3/15/27	11,268	10,721

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	73

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9797692.SQ.FTS.B, 4.717%, 3/15/27	$4,879	$4,689
[a]9798744.SQ.FTS.B, 4.717%, 3/15/27	15,996	15,572
[a]9799211.SQ.FTS.B, 4.717%, 3/15/27	5,747	5,508
[a]9799598.SQ.FTS.B, 4.717%, 3/15/27	3,001	2,896
[a]9799672.SQ.FTS.B, 4.717%, 3/15/27	5,346	4,112
[a]9796952.SQ.FTS.B, 4.719%, 3/15/27	12,162	11,727
[a]9797617.SQ.FTS.B, 4.719%, 3/15/27	2,954	2,851
[a]9799803.SQ.FTS.B, 4.719%, 3/15/27	12,270	11,837
[a]9801051.SQ.FTS.B, 4.721%, 3/15/27	5,245	5,095
[a]9800995.SQ.FTS.B, 4.738%, 3/15/27	1,102	1,072
[a]9801022.SQ.FTS.B, 4.741%, 3/15/27	1,085	1,038
[a]9800407.SQ.FTS.B, 5.146%, 3/15/27	1,173	1,139
[a]9800347.SQ.FTS.B, 5.15%, 3/15/27	2,223	2,124
[a]9797827.SQ.FTS.B, 5.157%, 3/15/27	14,077	13,669
[a]9798337.SQ.FTS.B, 5.157%, 3/15/27	11,022	10,714
[a]9799641.SQ.FTS.B, 5.174%, 3/15/27	1,531	1,405
[a]9798659.SQ.FTS.B, 5.972%, 3/15/27	4,469	4,317
[a]9800452.SQ.FTS.B, 5.975%, 3/15/27	49,767	48,195
[a]9799970.SQ.FTS.B, 6.354%, 3/15/27	10,701	9,851
[a]9797483.SQ.FTS.B, 6.355%, 3/15/27	2,332	2,274
[a]9800417.SQ.FTS.B, 6.356%, 3/15/27	1,478	1,424
[a]9800983.SQ.FTS.B, 6.496%, 3/15/27	800	757
[a]9798310.SQ.FTS.B, 6.509%, 3/15/27	457	448
[a]9800392.SQ.FTS.B, 6.66%, 3/15/27	1,345	1,289
[a]9798204.SQ.FTS.B, 6.663%, 3/15/27	6,017	5,500
[a]9797331.SQ.FTS.B, 6.664%, 3/15/27	4,069	3,017
[a]9800133.SQ.FTS.B, 6.665%, 3/15/27	10,982	9,139
[a]9799329.SQ.FTS.B, 6.666%, 3/15/27	14,905	14,364
[a]9801006.SQ.FTS.B, 6.667%, 3/15/27	1,012	379
[a]9799661.SQ.FTS.B, 6.692%, 3/15/27	777	749
[a]9803993.SQ.FTS.B, 4.715%, 3/16/27	4,687	4,558
[a]9804841.SQ.FTS.B, 4.717%, 3/16/27	16,355	15,709
[a]9801523.SQ.FTS.B, 4.719%, 3/16/27	4,920	4,820
[a]9803860.SQ.FTS.B, 4.732%, 3/16/27	1,620	1,549
[a]9804135.SQ.FTS.B, 5.157%, 3/16/27	34,463	33,655
[a]9801756.SQ.FTS.B, 5.472%, 3/16/27	27,282	25,801
[a]9802689.SQ.FTS.B, 5.472%, 3/16/27	62,744	58,729
[a]9805279.SQ.FTS.B, 5.736%, 3/16/27	1,886	1,800
[a]9803954.SQ.FTS.B, 6.283%, 3/16/27	1,481	1,269
[a]9803883.SQ.FTS.B, 6.355%, 3/16/27	3,655	3,561
[a]9805329.SQ.FTS.B, 6.505%, 3/16/27	2,662	2,426
[a]9801648.SQ.FTS.B, 6.507%, 3/16/27	1,923	1,823
[a]9801728.SQ.FTS.B, 6.657%, 3/16/27	1,244	1,161
[a]9805168.SQ.FTS.B, 6.668%, 3/16/27	8,393	7,976
[a]9801377.SQ.FTS.B, 6.669%, 3/16/27	4,289	4,055
[a]9807327.SQ.FTS.B, 4.717%, 3/17/27	35,848	34,512
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9807733.SQ.FTS.B, 4.717%, 3/17/27	$6,532	$6,278
[a]9807880.SQ.FTS.B, 4.717%, 3/17/27	16,843	16,099
[a]9808222.SQ.FTS.B, 4.717%, 3/17/27	10,590	10,181
[a]9808800.SQ.FTS.B, 4.718%, 3/17/27	19,901	19,496
[a]9807027.SQ.FTS.B, 4.72%, 3/17/27	10,919	10,237
[a]9807699.SQ.FTS.B, 4.723%, 3/17/27	3,986	3,852
[a]9807858.SQ.FTS.B, 4.728%, 3/17/27	1,268	1,197
[a]9808352.SQ.FTS.B, 5.136%, 3/17/27	437	424
[a]9805586.SQ.FTS.B, 5.156%, 3/17/27	8,428	8,270
[a]9809316.SQ.FTS.B, 5.157%, 3/17/27	15,956	15,381
[a]9808031.SQ.FTS.B, 5.158%, 3/17/27	16,395	15,922
[a]9807827.SQ.FTS.B, 5.475%, 3/17/27	2,561	2,466
[a]9806175.SQ.FTS.B, 5.488%, 3/17/27	255	249
[a]9808393.SQ.FTS.B, 5.724%, 3/17/27	19,747	19,111
[a]9806194.SQ.FTS.B, 5.729%, 3/17/27	3,835	3,716
[a]9806964.SQ.FTS.B, 5.972%, 3/17/27	3,805	3,682
[a]9805412.SQ.FTS.B, 5.975%, 3/17/27	4,961	4,831
[a]9807165.SQ.FTS.B, 6.353%, 3/17/27	15,505	14,333
[a]9808365.SQ.FTS.B, 6.506%, 3/17/27	807	785
[a]9806539.SQ.FTS.B, 6.666%, 3/17/27	13,716	13,406
[a]9805967.SQ.FTS.B, 6.667%, 3/17/27	12,668	12,256
[a]9812903.SQ.FTS.B, 4.715%, 3/18/27	6,405	6,224
[a]9812437.SQ.FTS.B, 4.717%, 3/18/27	21,409	20,151
[a]9813139.SQ.FTS.B, 4.717%, 3/18/27	12,888	12,417
[a]9815539.SQ.FTS.B, 4.717%, 3/18/27	63,056	60,295
[a]9816468.SQ.FTS.B, 4.717%, 3/18/27	23,523	22,697
[a]9816916.SQ.FTS.B, 4.718%, 3/18/27	30,203	29,166
[a]9814382.SQ.FTS.B, 4.721%, 3/18/27	7,432	7,056
[a]9813878.SQ.FTS.B, 5.157%, 3/18/27	18,415	17,616
[a]9815365.SQ.FTS.B, 5.157%, 3/18/27	11,300	10,412
[a]9812221.SQ.FTS.B, 5.162%, 3/18/27	2,025	1,908
[a]9813198.SQ.FTS.B, 5.472%, 3/18/27	39,633	37,835
[a]9815486.SQ.FTS.B, 6.296%, 3/18/27	2,472	2,209
[a]9812343.SQ.FTS.B, 6.349%, 3/18/27	2,194	2,115
[a]9814712.SQ.FTS.B, 6.352%, 3/18/27	35,286	33,894
[a]9814518.SQ.FTS.B, 6.363%, 3/18/27	1,282	1,248
[a]9813135.SQ.FTS.B, 6.525%, 3/18/27	465	443
[a]9814585.SQ.FTS.B, 6.666%, 3/18/27	4,358	3,098
[a]9819349.SQ.FTS.B, 4.711%, 3/19/27	1,910	1,794
[a]9819404.SQ.FTS.B, 4.715%, 3/19/27	7,086	6,903
[a]9817282.SQ.FTS.B, 4.717%, 3/19/27	28,402	27,336
[a]9819806.SQ.FTS.B, 4.717%, 3/19/27	8,136	7,832
[a]9819956.SQ.FTS.B, 4.717%, 3/19/27	21,164	16,963
[a]9820622.SQ.FTS.B, 4.717%, 3/19/27	1,724	1,688
[a]9818388.SQ.FTS.B, 4.719%, 3/19/27	13,673	13,245
[a]9819644.SQ.FTS.B, 4.719%, 3/19/27	11,687	11,270

74	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9820193.SQ.FTS.B, 4.719%, 3/19/27	$3,341	$3,217
[a]9819608.SQ.FTS.B, 4.721%, 3/19/27	2,887	2,806
[a]9820558.SQ.FTS.B, 4.721%, 3/19/27	6,865	6,619
[a]9817188.SQ.FTS.B, 5.159%, 3/19/27	5,374	4,970
[a]9820708.SQ.FTS.B, 5.456%, 3/19/27	976	952
[a]9820390.SQ.FTS.B, 5.471%, 3/19/27	10,260	9,706
[a]9818999.SQ.FTS.B, 5.472%, 3/19/27	13,942	13,050
[a]9821228.SQ.FTS.B, 5.472%, 3/19/27	40,222	39,069
[a]9818805.SQ.FTS.B, 5.473%, 3/19/27	8,170	7,856
[a]9820788.SQ.FTS.B, 5.723%, 3/19/27	32,327	30,191
[a]9820639.SQ.FTS.B, 5.725%, 3/19/27	7,796	7,448
[a]9820297.SQ.FTS.B, 5.975%, 3/19/27	5,310	5,172
[a]9820729.SQ.FTS.B, 6.284%, 3/19/27	1,391	1,360
[a]9817940.SQ.FTS.B, 6.353%, 3/19/27	19,025	18,309
[a]9817851.SQ.FTS.B, 6.357%, 3/19/27	4,600	4,415
[a]9818319.SQ.FTS.B, 6.363%, 3/19/27	2,123	2,008
[a]9820514.SQ.FTS.B, 6.507%, 3/19/27	4,440	3,127
[a]9819624.SQ.FTS.B, 6.514%, 3/19/27	1,205	1,172
[a]9817923.SQ.FTS.B, 6.664%, 3/19/27	3,324	3,238
[a]9817025.SQ.FTS.B, 6.67%, 3/19/27	3,679	3,353
[a]9821580.SQ.FTS.B, 4.715%, 3/20/27	7,972	7,673
[a]9822047.SQ.FTS.B, 4.715%, 3/20/27	5,961	5,626
[a]9821854.SQ.FTS.B, 4.717%, 3/20/27	22,292	21,246
[a]9822160.SQ.FTS.B, 4.717%, 3/20/27	18,047	17,298
[a]9821477.SQ.FTS.B, 4.718%, 3/20/27	9,360	8,884
[a]9821665.SQ.FTS.B, 4.719%, 3/20/27	11,520	11,070
[a]9821777.SQ.FTS.B, 4.72%, 3/20/27	7,643	7,374
[a]9821413.SQ.FTS.B, 4.723%, 3/20/27	4,104	3,980
[a]9822028.SQ.FTS.B, 5.473%, 3/20/27	1,487	1,418
[a]9821455.SQ.FTS.B, 5.478%, 3/20/27	2,523	2,427
[a]9821569.SQ.FTS.B, 5.493%, 3/20/27	1,448	1,177
[a]9821406.SQ.FTS.B, 6.649%, 3/20/27	509	487
[a]9822885.SQ.FTS.B, 4.705%, 3/21/27	1,427	1,382
[a]9822474.SQ.FTS.B, 4.715%, 3/21/27	6,091	5,899
[a]9822336.SQ.FTS.B, 4.717%, 3/21/27	10,608	10,218
[a]9822523.SQ.FTS.B, 4.718%, 3/21/27	9,805	9,388
[a]9822942.SQ.FTS.B, 5.142%, 3/21/27	1,846	1,549
[a]9822621.SQ.FTS.B, 5.157%, 3/21/27	8,278	6,570
[a]9822712.SQ.FTS.B, 5.157%, 3/21/27	16,581	15,251
[a]9822317.SQ.FTS.B, 5.465%, 3/21/27	1,671	1,636
[a]9823028.SQ.FTS.B, 5.466%, 3/21/27	2,899	2,377
[a]9822675.SQ.FTS.B, 5.471%, 3/21/27	3,743	3,431
[a]9822601.SQ.FTS.B, 5.528%, 3/21/27	399	379
[a]9822978.SQ.FTS.B, 5.725%, 3/21/27	3,212	3,160
[a]9822456.SQ.FTS.B, 6.339%, 3/21/27	1,751	1,613
[a]9822955.SQ.FTS.B, 6.347%, 3/21/27	1,629	1,595
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9822607.SQ.FTS.B, 6.354%, 3/21/27	$2,306	$2,128
[a]9822391.SQ.FTS.B, 6.667%, 3/21/27	7,717	7,506
[a]9822894.SQ.FTS.B, 6.667%, 3/21/27	3,660	3,484
[a]9823046.SQ.FTS.B, 6.674%, 3/21/27	2,125	2,069
[a]9822445.SQ.FTS.B, 6.676%, 3/21/27	948	894
[a]9828441.SQ.FTS.B, 4.71%, 3/22/27	3,133	3,039
[a]9825161.SQ.FTS.B, 4.714%, 3/22/27	2,728	2,436
[a]9827878.SQ.FTS.B, 4.716%, 3/22/27	10,169	9,817
[a]9823898.SQ.FTS.B, 4.717%, 3/22/27	2,911	2,780
[a]9824099.SQ.FTS.B, 4.717%, 3/22/27	8,690	8,412
[a]9824404.SQ.FTS.B, 4.717%, 3/22/27	22,602	21,494
[a]9825675.SQ.FTS.B, 4.717%, 3/22/27	2,693	2,635
[a]9825980.SQ.FTS.B, 4.717%, 3/22/27	39,490	34,981
[a]9826775.SQ.FTS.B, 4.717%, 3/22/27	5,847	5,615
[a]9827400.SQ.FTS.B, 4.717%, 3/22/27	22,617	21,981
[a]9827816.SQ.FTS.B, 4.717%, 3/22/27	2,123	2,063
[a]9828015.SQ.FTS.B, 4.717%, 3/22/27	25,361	24,540
[a]9828554.SQ.FTS.B, 4.717%, 3/22/27	36,039	34,941
[a]9826741.SQ.FTS.B, 4.718%, 3/22/27	2,719	2,622
[a]9826935.SQ.FTS.B, 4.718%, 3/22/27	35,826	34,898
[a]9825823.SQ.FTS.B, 4.719%, 3/22/27	7,624	7,273
[a]9826880.SQ.FTS.B, 4.726%, 3/22/27	1,802	1,751
[a]9828406.SQ.FTS.B, 5.159%, 3/22/27	1,974	1,903
[a]9823933.SQ.FTS.B, 5.469%, 3/22/27	1,808	1,752
[a]9824052.SQ.FTS.B, 5.502%, 3/22/27	885	829
[a]9828491.SQ.FTS.B, 5.508%, 3/22/27	216	211
[a]9826651.SQ.FTS.B, 5.717%, 3/22/27	2,209	2,105
[a]9827846.SQ.FTS.B, 6.279%, 3/22/27	1,302	1,252
[a]9825195.SQ.FTS.B, 6.289%, 3/22/27	26,126	23,997
[a]9826901.SQ.FTS.B, 6.359%, 3/22/27	3,212	3,081
[a]9828396.SQ.FTS.B, 6.649%, 3/22/27	992	375
[a]9827853.SQ.FTS.B, 6.663%, 3/22/27	3,030	2,894
[a]9826502.SQ.FTS.B, 6.668%, 3/22/27	6,847	6,698
[a]9826699.SQ.FTS.B, 6.672%, 3/22/27	2,549	2,140
[a]9830503.SQ.FTS.B, 4.715%, 3/23/27	6,552	6,306
[a]9831470.SQ.FTS.B, 4.717%, 3/23/27	4,105	3,867
[a]9832139.SQ.FTS.B, 4.717%, 3/23/27	30,574	29,057
[a]9833086.SQ.FTS.B, 4.717%, 3/23/27	1,505	1,463
[a]9833116.SQ.FTS.B, 4.717%, 3/23/27	22,440	21,828
[a]9832550.SQ.FTS.B, 4.719%, 3/23/27	14,757	14,361
[a]9831091.SQ.FTS.B, 4.721%, 3/23/27	6,247	6,002
[a]9831798.SQ.FTS.B, 4.722%, 3/23/27	5,361	4,798
[a]9832033.SQ.FTS.B, 5.149%, 3/23/27	3,044	2,799
[a]9828776.SQ.FTS.B, 5.157%, 3/23/27	37,550	29,746
[a]9829485.SQ.FTS.B, 5.159%, 3/23/27	16,832	15,797
[a]9830609.SQ.FTS.B, 5.159%, 3/23/27	6,274	6,191

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	75

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9830440.SQ.FTS.B, 5.161%, 3/23/27	$2,808	$2,745
[a]9831611.SQ.FTS.B, 5.473%, 3/23/27	19,745	18,643
[a]9833031.SQ.FTS.B, 5.497%, 3/23/27	1,698	1,628
[a]9832960.SQ.FTS.B, 5.732%, 3/23/27	3,681	1,724
[a]9832443.SQ.FTS.B, 5.976%, 3/23/27	10,290	7,909
[a]9830168.SQ.FTS.B, 5.978%, 3/23/27	8,387	8,093
[a]9831190.SQ.FTS.B, 6.289%, 3/23/27	6,085	5,593
[a]9831330.SQ.FTS.B, 6.289%, 3/23/27	8,521	6,607
[a]9832075.SQ.FTS.B, 6.355%, 3/23/27	4,666	4,492
[a]9830076.SQ.FTS.B, 6.365%, 3/23/27	1,440	1,405
[a]9831819.SQ.FTS.B, 6.508%, 3/23/27	9,735	9,481
[a]9830103.SQ.FTS.B, 6.51%, 3/23/27	2,543	2,325
[a]9831536.SQ.FTS.B, 6.664%, 3/23/27	6,323	4,425
[a]9832767.SQ.FTS.B, 6.665%, 3/23/27	13,585	9,780
[a]9830398.SQ.FTS.B, 6.668%, 3/23/27	1,894	1,771
[a]9833368.SQ.FTS.B, 4.717%, 3/24/27	11,126	10,587
[a]9837926.SQ.FTS.B, 4.717%, 3/24/27	27,160	26,154
[a]9836358.SQ.FTS.B, 4.718%, 3/24/27	35,467	34,077
[a]9838683.SQ.FTS.B, 4.719%, 3/24/27	15,170	14,612
[a]9838834.SQ.FTS.B, 4.719%, 3/24/27	5,862	5,655
[a]9835585.SQ.FTS.B, 4.723%, 3/24/27	4,067	3,911
[a]9835976.SQ.FTS.B, 5.471%, 3/24/27	10,776	10,393
[a]9833953.SQ.FTS.B, 5.472%, 3/24/27	19,710	18,616
[a]9834923.SQ.FTS.B, 5.473%, 3/24/27	4,868	4,643
[a]9835121.SQ.FTS.B, 5.493%, 3/24/27	1,904	1,047
[a]9835199.SQ.FTS.B, 5.723%, 3/24/27	15,005	14,521
[a]9838970.SQ.FTS.B, 5.723%, 3/24/27	5,952	5,727
[a]9838297.SQ.FTS.B, 5.735%, 3/24/27	2,279	2,081
[a]9833886.SQ.FTS.B, 5.966%, 3/24/27	1,385	1,313
[a]9838337.SQ.FTS.B, 5.975%, 3/24/27	13,041	12,624
[a]9837693.SQ.FTS.B, 5.977%, 3/24/27	4,163	3,939
[a]9836909.SQ.FTS.B, 5.979%, 3/24/27	5,308	5,083
[a]9836994.SQ.FTS.B, 6.352%, 3/24/27	31,540	30,175
[a]9837723.SQ.FTS.B, 6.352%, 3/24/27	12,960	12,388
[a]9837524.SQ.FTS.B, 6.507%, 3/24/27	6,921	6,597
[a]9838578.SQ.FTS.B, 6.511%, 3/24/27	7,359	6,978
[a]9835049.SQ.FTS.B, 6.656%, 3/24/27	2,214	2,085
[a]9835145.SQ.FTS.B, 6.669%, 3/24/27	3,507	3,035
[a]9833813.SQ.FTS.B, 6.674%, 3/24/27	2,470	2,349
[a]9836320.SQ.FTS.B, 6.678%, 3/24/27	1,673	1,543
[a]9835023.SQ.FTS.B, 6.69%, 3/24/27	540	526
[a]9843868.SQ.FTS.B, 4.717%, 3/25/27	76,037	73,060
[a]9845760.SQ.FTS.B, 4.717%, 3/25/27	6,404	6,117
[a]9846829.SQ.FTS.B, 4.717%, 3/25/27	40,089	38,176
[a]9847452.SQ.FTS.B, 4.717%, 3/25/27	47,364	42,329
[a]9845965.SQ.FTS.B, 5.157%, 3/25/27	28,782	28,189
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9845552.SQ.FTS.B, 5.471%, 3/25/27	$10,390	$10,210
[a]9845739.SQ.FTS.B, 5.502%, 3/25/27	855	802
[a]9843081.SQ.FTS.B, 5.723%, 3/25/27	14,164	13,412
[a]9842503.SQ.FTS.B, 5.724%, 3/25/27	13,234	12,300
[a]9847704.SQ.FTS.B, 5.726%, 3/25/27	7,002	6,817
[a]9842814.SQ.FTS.B, 6.286%, 3/25/27	3,315	2,981
[a]9842377.SQ.FTS.B, 6.663%, 3/25/27	2,090	2,002
[a]9842967.SQ.FTS.B, 6.666%, 3/25/27	3,727	3,471
[a]9843745.SQ.FTS.B, 6.667%, 3/25/27	2,300	1,932
[a]9849253.SQ.FTS.B, 4.715%, 3/26/27	6,841	6,625
[a]9852980.SQ.FTS.B, 4.715%, 3/26/27	3,162	3,071
[a]9847975.SQ.FTS.B, 4.716%, 3/26/27	6,915	6,814
[a]9848281.SQ.FTS.B, 4.717%, 3/26/27	8,999	8,659
[a]9849396.SQ.FTS.B, 4.717%, 3/26/27	1,607	1,555
[a]9851220.SQ.FTS.B, 4.717%, 3/26/27	5,777	5,569
[a]9851320.SQ.FTS.B, 4.717%, 3/26/27	23,119	21,650
[a]9854426.SQ.FTS.B, 4.717%, 3/26/27	74,499	70,227
[a]9849867.SQ.FTS.B, 4.72%, 3/26/27	9,673	8,691
[a]9853953.SQ.FTS.B, 4.722%, 3/26/27	5,451	5,261
[a]9854083.SQ.FTS.B, 4.722%, 3/26/27	5,323	5,113
[a]9850021.SQ.FTS.B, 5.157%, 3/26/27	46,483	44,784
[a]9850951.SQ.FTS.B, 5.157%, 3/26/27	16,965	16,100
[a]9851761.SQ.FTS.B, 5.157%, 3/26/27	21,871	20,939
[a]9848206.SQ.FTS.B, 5.164%, 3/26/27	3,079	2,848
[a]9849048.SQ.FTS.B, 5.47%, 3/26/27	7,146	6,822
[a]9854252.SQ.FTS.B, 5.472%, 3/26/27	5,777	5,607
[a]9851175.SQ.FTS.B, 5.498%, 3/26/27	2,466	618
[a]9853308.SQ.FTS.B, 5.723%, 3/26/27	25,594	24,937
[a]9852407.SQ.FTS.B, 5.976%, 3/26/27	16,922	15,642
[a]9848911.SQ.FTS.B, 5.977%, 3/26/27	5,219	4,955
[a]9850930.SQ.FTS.B, 5.978%, 3/26/27	1,604	1,518
[a]9853068.SQ.FTS.B, 6.289%, 3/26/27	9,458	9,043
[a]9848780.SQ.FTS.B, 6.295%, 3/26/27	4,385	3,396
[a]9849441.SQ.FTS.B, 6.351%, 3/26/27	27,544	23,886
[a]9854234.SQ.FTS.B, 6.653%, 3/26/27	1,244	1,149
[a]9851718.SQ.FTS.B, 6.656%, 3/26/27	1,514	1,452
[a]9855885.SQ.FTS.B, 4.715%, 3/27/27	7,800	7,485
[a]9855718.SQ.FTS.B, 4.716%, 3/27/27	10,550	10,186
[a]9856103.SQ.FTS.B, 4.716%, 3/27/27	2,955	2,905
[a]9855527.SQ.FTS.B, 4.717%, 3/27/27	6,559	6,170
[a]9856409.SQ.FTS.B, 4.719%, 3/27/27	10,884	10,577
[a]9855868.SQ.FTS.B, 4.726%, 3/27/27	2,110	2,006
[a]9856158.SQ.FTS.B, 5.475%, 3/27/27	1,390	1,324
[a]9855573.SQ.FTS.B, 5.499%, 3/27/27	1,402	1,369
[a]9855598.SQ.FTS.B, 5.718%, 3/27/27	5,704	4,663
[a]9856170.SQ.FTS.B, 5.723%, 3/27/27	21,327	20,304

76	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9855694.SQ.FTS.B, 5.724%, 3/27/27	$3,284	$3,223
[a]9855941.SQ.FTS.B, 5.725%, 3/27/27	16,919	15,809
[a]9855801.SQ.FTS.B, 6.506%, 3/27/27	4,621	4,460
[a]9855643.SQ.FTS.B, 6.669%, 3/27/27	5,126	4,973
[a]9856568.SQ.FTS.B, 4.715%, 3/28/27	6,309	6,100
[a]9857182.SQ.FTS.B, 4.717%, 3/28/27	1,551	1,483
[a]9857257.SQ.FTS.B, 4.717%, 3/28/27	11,055	10,641
[a]9856818.SQ.FTS.B, 4.718%, 3/28/27	3,583	3,516
[a]9856636.SQ.FTS.B, 4.719%, 3/28/27	15,550	14,766
[a]9857540.SQ.FTS.B, 4.72%, 3/28/27	8,300	8,047
[a]9856779.SQ.FTS.B, 5.154%, 3/28/27	5,343	5,055
[a]9856892.SQ.FTS.B, 5.156%, 3/28/27	9,161	8,757
[a]9857198.SQ.FTS.B, 5.156%, 3/28/27	6,668	6,375
[a]9856977.SQ.FTS.B, 5.157%, 3/28/27	8,324	8,202
[a]9857151.SQ.FTS.B, 5.469%, 3/28/27	2,758	2,571
[a]9857488.SQ.FTS.B, 5.726%, 3/28/27	1,640	1,547
[a]9857114.SQ.FTS.B, 5.728%, 3/28/27	3,690	3,595
[a]9856866.SQ.FTS.B, 5.732%, 3/28/27	2,925	2,767
[a]9857473.SQ.FTS.B, 5.967%, 3/28/27	1,820	1,621
[a]9857513.SQ.FTS.B, 5.968%, 3/28/27	2,488	2,362
[a]9857634.SQ.FTS.B, 5.977%, 3/28/27	5,454	5,032
[a]9856539.SQ.FTS.B, 6.345%, 3/28/27	2,301	2,220
[a]9857685.SQ.FTS.B, 6.354%, 3/28/27	5,207	4,602
[a]9857090.SQ.FTS.B, 6.665%, 3/28/27	1,870	1,765
[a]9857338.SQ.FTS.B, 6.667%, 3/28/27	18,355	15,890
[a]9857167.SQ.FTS.B, 6.674%, 3/28/27	1,476	1,348
[a]9860871.SQ.FTS.B, 4.78%, 3/29/27	450	426
[a]9858949.SQ.FTS.B, 5.158%, 3/29/27	4,069	3,858
[a]9858826.SQ.FTS.B, 5.162%, 3/29/27	2,363	2,270
[a]9859135.SQ.FTS.B, 5.478%, 3/29/27	1,458	1,377
[a]9858716.SQ.FTS.B, 6.368%, 3/29/27	1,812	1,588
[a]9858730.SQ.FTS.B, 6.667%, 3/29/27	10,231	9,447
[a]9865635.SQ.FTS.B, 4.544%, 3/30/27	3,255	3,199
[a]9869980.SQ.FTS.B, 4.548%, 3/30/27	10,008	9,637
[a]9867412.SQ.FTS.B, 4.549%, 3/30/27	12,189	11,929
[a]9869836.SQ.FTS.B, 4.549%, 3/30/27	10,033	9,710
[a]9869277.SQ.FTS.B, 4.55%, 3/30/27	48,347	46,531
[a]9870056.SQ.FTS.B, 4.551%, 3/30/27	10,117	9,007
[a]9868831.SQ.FTS.B, 4.559%, 3/30/27	2,632	2,551
[a]9869923.SQ.FTS.B, 4.987%, 3/30/27	12,288	11,192
[a]9868858.SQ.FTS.B, 4.988%, 3/30/27	16,120	15,740
[a]9867204.SQ.FTS.B, 4.99%, 3/30/27	11,644	9,914
[a]9868759.SQ.FTS.B, 5.301%, 3/30/27	12,527	11,900
[a]9870128.SQ.FTS.B, 5.302%, 3/30/27	5,956	5,806
[a]9867169.SQ.FTS.B, 5.348%, 3/30/27	1,393	1,282
[a]9866583.SQ.FTS.B, 5.553%, 3/30/27	4,117	3,920
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9865920.SQ.FTS.B, 5.788%, 3/30/27	$1,122	$1,062
[a]9865797.SQ.FTS.B, 5.802%, 3/30/27	5,115	4,800
[a]9867038.SQ.FTS.B, 5.802%, 3/30/27	5,425	2,981
[a]9866967.SQ.FTS.B, 5.803%, 3/30/27	2,935	2,846
[a]9867640.SQ.FTS.B, 5.804%, 3/30/27	68,829	65,849
[a]9869105.SQ.FTS.B, 6.09%, 3/30/27	577	541
[a]9865758.SQ.FTS.B, 6.106%, 3/30/27	663	635
[a]9869078.SQ.FTS.B, 6.175%, 3/30/27	1,763	1,667
[a]9867382.SQ.FTS.B, 6.178%, 3/30/27	3,301	3,207
[a]9866033.SQ.FTS.B, 6.18%, 3/30/27	25,900	24,807
[a]9867611.SQ.FTS.B, 6.481%, 3/30/27	1,097	1,042
[a]9869111.SQ.FTS.B, 6.495%, 3/30/27	18,339	15,706
[a]9865940.SQ.FTS.B, 6.5%, 3/30/27	2,385	2,271
[a]9876045.SQ.FTS.B, 4.542%, 4/01/27	2,313	2,226
[a]9876748.SQ.FTS.B, 4.544%, 4/01/27	4,386	4,030
[a]9873190.SQ.FTS.B, 4.545%, 4/01/27	3,238	3,110
[a]9872128.SQ.FTS.B, 4.547%, 4/01/27	6,354	6,100
[a]9875906.SQ.FTS.B, 4.547%, 4/01/27	3,899	3,743
[a]9872920.SQ.FTS.B, 4.549%, 4/01/27	1,668	1,604
[a]9873108.SQ.FTS.B, 4.549%, 4/01/27	2,706	2,602
[a]9873432.SQ.FTS.B, 4.549%, 4/01/27	24,723	22,718
[a]9874132.SQ.FTS.B, 4.549%, 4/01/27	7,643	7,339
[a]9874450.SQ.FTS.B, 4.549%, 4/01/27	75,014	72,011
[a]9875928.SQ.FTS.B, 4.549%, 4/01/27	8,375	8,064
[a]9872357.SQ.FTS.B, 4.55%, 4/01/27	9,261	8,909
[a]9876839.SQ.FTS.B, 4.55%, 4/01/27	18,109	17,403
[a]9873849.SQ.FTS.B, 4.551%, 4/01/27	11,353	10,900
[a]9874080.SQ.FTS.B, 4.551%, 4/01/27	4,676	4,453
[a]9871652.SQ.FTS.B, 4.552%, 4/01/27	10,852	10,421
[a]9876093.SQ.FTS.B, 4.552%, 4/01/27	3,055	2,909
[a]9872848.SQ.FTS.B, 4.554%, 4/01/27	2,924	2,810
[a]9872822.SQ.FTS.B, 4.559%, 4/01/27	2,313	2,223
[a]9876177.SQ.FTS.B, 4.986%, 4/01/27	5,375	5,154
[a]9871911.SQ.FTS.B, 4.988%, 4/01/27	9,249	8,803
[a]9876236.SQ.FTS.B, 4.988%, 4/01/27	17,505	16,677
[a]9872996.SQ.FTS.B, 4.995%, 4/01/27	3,870	3,713
[a]9875354.SQ.FTS.B, 5.288%, 4/01/27	1,509	1,449
[a]9875589.SQ.FTS.B, 5.302%, 4/01/27	6,616	6,392
[a]9876161.SQ.FTS.B, 5.302%, 4/01/27	1,754	1,664
[a]9874260.SQ.FTS.B, 5.305%, 4/01/27	6,077	5,843
[a]9875461.SQ.FTS.B, 5.332%, 4/01/27	7,501	6,560
[a]9876511.SQ.FTS.B, 5.332%, 4/01/27	5,664	5,399
[a]9873263.SQ.FTS.B, 5.335%, 4/01/27	8,292	7,792
[a]9872215.SQ.FTS.B, 5.802%, 4/01/27	5,979	5,647
[a]9875748.SQ.FTS.B, 5.806%, 4/01/27	11,027	10,513
[a]9876461.SQ.FTS.B, 5.823%, 4/01/27	874	840

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	77

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9872112.SQ.FTS.B, 6.166%, 4/01/27	$1,005	$960
[a]9874037.SQ.FTS.B, 6.339%, 4/01/27	2,625	2,496
[a]9873185.SQ.FTS.B, 6.488%, 4/01/27	839	726
[a]9876478.SQ.FTS.B, 6.494%, 4/01/27	2,228	1,927
[a]9875372.SQ.FTS.B, 6.497%, 4/01/27	3,332	3,244
[a]9871535.SQ.FTS.B, 6.502%, 4/01/27	2,682	2,476
[a]9872735.SQ.FTS.B, 6.504%, 4/01/27	1,507	1,412
[a]9876716.SQ.FTS.B, 6.509%, 4/01/27	1,466	1,296
[a]9873237.SQ.FTS.B, 6.518%, 4/01/27	575	556
[a]9885963.SQ.FTS.B, 4.545%, 4/02/27	4,814	4,424
[a]9886302.SQ.FTS.B, 4.548%, 4/02/27	5,512	5,248
[a]9880988.SQ.FTS.B, 4.549%, 4/02/27	5,638	5,400
[a]9881959.SQ.FTS.B, 4.549%, 4/02/27	6,049	5,806
[a]9882947.SQ.FTS.B, 4.549%, 4/02/27	34,682	33,280
[a]9886010.SQ.FTS.B, 4.549%, 4/02/27	828	797
[a]9886197.SQ.FTS.B, 4.549%, 4/02/27	1,640	1,581
[a]9881147.SQ.FTS.B, 4.55%, 4/02/27	18,112	17,436
[a]9884201.SQ.FTS.B, 4.55%, 4/02/27	49,160	47,222
[a]9885737.SQ.FTS.B, 4.551%, 4/02/27	6,016	5,749
[a]9885640.SQ.FTS.B, 4.552%, 4/02/27	2,089	1,996
[a]9882468.SQ.FTS.B, 4.553%, 4/02/27	6,529	6,279
[a]9885458.SQ.FTS.B, 4.555%, 4/02/27	3,573	3,428
[a]9885352.SQ.FTS.B, 4.557%, 4/02/27	3,299	3,162
[a]9885892.SQ.FTS.B, 4.568%, 4/02/27	727	698
[a]9884877.SQ.FTS.B, 4.988%, 4/02/27	32,277	30,945
[a]9886229.SQ.FTS.B, 4.988%, 4/02/27	1,681	1,606
[a]9882343.SQ.FTS.B, 4.993%, 4/02/27	5,959	5,669
[a]9880881.SQ.FTS.B, 4.997%, 4/02/27	1,340	1,280
[a]9885820.SQ.FTS.B, 5.298%, 4/02/27	5,386	4,584
[a]9880082.SQ.FTS.B, 5.306%, 4/02/27	6,135	5,766
[a]9886255.SQ.FTS.B, 5.323%, 4/02/27	1,354	1,295
[a]9885780.SQ.FTS.B, 5.371%, 4/02/27	353	340
[a]9885656.SQ.FTS.B, 5.554%, 4/02/27	10,394	9,650
[a]9881855.SQ.FTS.B, 5.556%, 4/02/27	6,218	5,961
[a]9885596.SQ.FTS.B, 5.559%, 4/02/27	4,509	4,297
[a]9880918.SQ.FTS.B, 5.561%, 4/02/27	2,016	1,934
[a]9884795.SQ.FTS.B, 5.801%, 4/02/27	1,683	1,597
[a]9882699.SQ.FTS.B, 5.804%, 4/02/27	912	834
[a]9880228.SQ.FTS.B, 5.805%, 4/02/27	19,565	18,472
[a]9884710.SQ.FTS.B, 5.806%, 4/02/27	6,308	5,988
[a]9882854.SQ.FTS.B, 5.807%, 4/02/27	4,577	4,394
[a]9885310.SQ.FTS.B, 6.113%, 4/02/27	5,127	3,209
[a]9885952.SQ.FTS.B, 6.117%, 4/02/27	285	270
[a]9885506.SQ.FTS.B, 6.118%, 4/02/27	5,266	5,049
[a]9886040.SQ.FTS.B, 6.179%, 4/02/27	12,000	10,822
[a]9882095.SQ.FTS.B, 6.18%, 4/02/27	13,866	13,248
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9882661.SQ.FTS.B, 6.182%, 4/02/27	$2,987	$2,861
[a]9885409.SQ.FTS.B, 6.183%, 4/02/27	879	850
[a]9885784.SQ.FTS.B, 6.337%, 4/02/27	1,745	1,490
[a]9885944.SQ.FTS.B, 6.337%, 4/02/27	1,259	1,197
[a]9884842.SQ.FTS.B, 6.49%, 4/02/27	3,208	2,929
[a]9885895.SQ.FTS.B, 6.494%, 4/02/27	2,198	2,102
[a]9882726.SQ.FTS.B, 6.496%, 4/02/27	7,523	7,244
[a]9881835.SQ.FTS.B, 6.502%, 4/02/27	966	912
[a]9887550.SQ.FTS.B, 4.543%, 4/03/27	2,263	2,176
[a]9890776.SQ.FTS.B, 4.549%, 4/03/27	6,285	6,008
[a]9891565.SQ.FTS.B, 4.55%, 4/03/27	8,705	8,373
[a]9886858.SQ.FTS.B, 4.551%, 4/03/27	12,577	12,046
[a]9889825.SQ.FTS.B, 4.551%, 4/03/27	13,017	12,528
[a]9890600.SQ.FTS.B, 4.551%, 4/03/27	15,044	14,435
[a]9888105.SQ.FTS.B, 4.552%, 4/03/27	8,298	7,969
[a]9889730.SQ.FTS.B, 4.553%, 4/03/27	4,393	4,224
[a]9888698.SQ.FTS.B, 4.556%, 4/03/27	4,610	4,237
[a]9891525.SQ.FTS.B, 4.558%, 4/03/27	3,009	2,888
[a]9888768.SQ.FTS.B, 4.988%, 4/03/27	5,790	5,033
[a]9889333.SQ.FTS.B, 4.988%, 4/03/27	5,104	4,875
[a]9886587.SQ.FTS.B, 4.99%, 4/03/27	4,308	4,128
[a]9888848.SQ.FTS.B, 5.302%, 4/03/27	24,225	22,977
[a]9889975.SQ.FTS.B, 5.302%, 4/03/27	50,462	48,555
[a]9890888.SQ.FTS.B, 5.302%, 4/03/27	3,070	2,862
[a]9890934.SQ.FTS.B, 5.302%, 4/03/27	16,767	16,099
[a]9888046.SQ.FTS.B, 5.328%, 4/03/27	2,399	2,221
[a]9889722.SQ.FTS.B, 5.338%, 4/03/27	1,225	751
[a]9889453.SQ.FTS.B, 5.553%, 4/03/27	17,025	16,332
[a]9886778.SQ.FTS.B, 5.799%, 4/03/27	3,056	2,911
[a]9888288.SQ.FTS.B, 5.804%, 4/03/27	9,543	9,008
[a]9888672.SQ.FTS.B, 5.816%, 4/03/27	1,164	1,129
[a]9887311.SQ.FTS.B, 6.12%, 4/03/27	258	251
[a]9887172.SQ.FTS.B, 6.18%, 4/03/27	3,882	3,708
[a]9887618.SQ.FTS.B, 6.18%, 4/03/27	14,370	13,510
[a]9888397.SQ.FTS.B, 6.18%, 4/03/27	17,706	16,647
[a]9891152.SQ.FTS.B, 6.182%, 4/03/27	19,038	18,179
[a]9889384.SQ.FTS.B, 6.185%, 4/03/27	2,903	2,750
[a]9891480.SQ.FTS.B, 6.342%, 4/03/27	4,698	4,207
[a]9891933.SQ.FTS.B, 4.549%, 4/04/27	28,322	27,057
[a]9892589.SQ.FTS.B, 4.549%, 4/04/27	5,205	4,994
[a]9892340.SQ.FTS.B, 4.551%, 4/04/27	12,306	11,839
[a]9892489.SQ.FTS.B, 4.988%, 4/04/27	11,338	10,601
[a]9891807.SQ.FTS.B, 5.304%, 4/04/27	13,428	12,772
[a]9892296.SQ.FTS.B, 5.804%, 4/04/27	2,173	2,108
[a]9892642.SQ.FTS.B, 6.18%, 4/04/27	2,581	2,444
[a]9892174.SQ.FTS.B, 6.182%, 4/04/27	15,808	12,577

78	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9892166.SQ.FTS.B, 6.332%, 4/04/27	$908	$849
[a]9892473.SQ.FTS.B, 6.484%, 4/04/27	434	422
[a]9893199.SQ.FTS.B, 4.544%, 4/05/27	3,502	3,359
[a]9893037.SQ.FTS.B, 4.547%, 4/05/27	5,892	5,652
[a]9892897.SQ.FTS.B, 4.549%, 4/05/27	13,490	12,974
[a]9893436.SQ.FTS.B, 4.549%, 4/05/27	6,510	6,265
[a]9893087.SQ.FTS.B, 4.55%, 4/05/27	2,798	2,693
[a]9893505.SQ.FTS.B, 4.952%, 4/05/27	579	555
[a]9893407.SQ.FTS.B, 4.985%, 4/05/27	2,800	2,700
[a]9892666.SQ.FTS.B, 4.986%, 4/05/27	5,563	5,343
[a]9893236.SQ.FTS.B, 5.553%, 4/05/27	7,926	7,358
[a]9892732.SQ.FTS.B, 5.554%, 4/05/27	9,626	9,076
[a]9892817.SQ.FTS.B, 5.556%, 4/05/27	3,752	3,173
[a]9893512.SQ.FTS.B, 6.182%, 4/05/27	12,761	12,332
[a]9892862.SQ.FTS.B, 6.487%, 4/05/27	1,997	1,921
[a]9893296.SQ.FTS.B, 6.495%, 4/05/27	7,842	7,502
[a]9894596.SQ.FTS.B, 4.549%, 4/06/27	18,342	17,527
[a]9895202.SQ.FTS.B, 4.549%, 4/06/27	26,278	25,101
[a]9896419.SQ.FTS.B, 4.549%, 4/06/27	9,819	9,401
[a]9896617.SQ.FTS.B, 4.549%, 4/06/27	4,433	4,253
[a]9897094.SQ.FTS.B, 4.55%, 4/06/27	3,307	3,179
[a]9894911.SQ.FTS.B, 4.551%, 4/06/27	5,344	5,139
[a]9896001.SQ.FTS.B, 4.551%, 4/06/27	3,866	3,712
[a]9896045.SQ.FTS.B, 4.551%, 4/06/27	11,762	11,282
[a]9896263.SQ.FTS.B, 4.562%, 4/06/27	2,206	2,119
[a]9896744.SQ.FTS.B, 4.988%, 4/06/27	2,515	2,422
[a]9895089.SQ.FTS.B, 4.992%, 4/06/27	3,560	3,398
[a]9897240.SQ.FTS.B, 5.307%, 4/06/27	2,232	2,081
[a]9896287.SQ.FTS.B, 5.553%, 4/06/27	8,186	7,752
[a]9896842.SQ.FTS.B, 5.804%, 4/06/27	11,615	11,153
[a]9896706.SQ.FTS.B, 6.479%, 4/06/27	1,580	1,169
[a]9896581.SQ.FTS.B, 6.488%, 4/06/27	2,136	1,988
[a]9897150.SQ.FTS.B, 6.497%, 4/06/27	3,122	2,982
[a]9897432.SQ.FTS.B, 6.536%, 4/06/27	537	487
[a]9900627.SQ.FTS.B, 4.549%, 4/07/27	9,455	9,082
[a]9901443.SQ.FTS.B, 4.549%, 4/07/27	1,853	1,770
[a]9901801.SQ.FTS.B, 4.549%, 4/07/27	3,530	3,388
[a]9901899.SQ.FTS.B, 4.549%, 4/07/27	9,235	8,879
[a]9902388.SQ.FTS.B, 4.549%, 4/07/27	6,473	6,227
[a]9903673.SQ.FTS.B, 4.549%, 4/07/27	19,799	18,209
[a]9904309.SQ.FTS.B, 4.549%, 4/07/27	8,721	8,363
[a]9902675.SQ.FTS.B, 4.55%, 4/07/27	35,574	34,188
[a]9901497.SQ.FTS.B, 4.551%, 4/07/27	8,155	7,500
[a]9902244.SQ.FTS.B, 4.554%, 4/07/27	5,542	5,315
[a]9903596.SQ.FTS.B, 4.554%, 4/07/27	5,559	5,340
[a]9904440.SQ.FTS.B, 4.559%, 4/07/27	2,817	2,691
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9902185.SQ.FTS.B, 4.562%, 4/07/27	$2,037	$1,962
[a]9900907.SQ.FTS.B, 4.988%, 4/07/27	7,449	7,179
[a]9901685.SQ.FTS.B, 5.302%, 4/07/27	8,250	7,753
[a]9904489.SQ.FTS.B, 5.302%, 4/07/27	21,935	20,775
[a]9900095.SQ.FTS.B, 5.304%, 4/07/27	13,077	11,156
[a]9901056.SQ.FTS.B, 5.333%, 4/07/27	10,593	3,362
[a]9903923.SQ.FTS.B, 5.553%, 4/07/27	22,855	21,765
[a]9904921.SQ.FTS.B, 5.559%, 4/07/27	4,302	4,129
[a]9903409.SQ.FTS.B, 5.806%, 4/07/27	8,978	8,220
[a]9900476.SQ.FTS.B, 5.807%, 4/07/27	9,228	8,760
[a]9904998.SQ.FTS.B, 5.809%, 4/07/27	2,706	2,595
[a]9900346.SQ.FTS.B, 6.177%, 4/07/27	4,511	4,239
[a]9902158.SQ.FTS.B, 6.359%, 4/07/27	824	783
[a]9901246.SQ.FTS.B, 6.49%, 4/07/27	5,722	5,280
[a]9903540.SQ.FTS.B, 6.495%, 4/07/27	2,470	2,359
[a]9901864.SQ.FTS.B, 6.498%, 4/07/27	1,460	1,348
[a]9906259.SQ.FTS.B, 4.548%, 4/08/27	1,433	1,379
[a]9905949.SQ.FTS.B, 4.549%, 4/08/27	5,221	5,021
[a]9906462.SQ.FTS.B, 4.549%, 4/08/27	38,077	36,606
[a]9907099.SQ.FTS.B, 4.549%, 4/08/27	24,012	23,055
[a]9907573.SQ.FTS.B, 4.549%, 4/08/27	40,543	38,916
[a]9908294.SQ.FTS.B, 4.549%, 4/08/27	50,319	48,349
[a]9909396.SQ.FTS.B, 4.549%, 4/08/27	90,879	87,045
[a]9906361.SQ.FTS.B, 4.551%, 4/08/27	4,877	4,658
[a]9909337.SQ.FTS.B, 4.552%, 4/08/27	5,027	4,810
[a]9908806.SQ.FTS.B, 4.553%, 4/08/27	7,633	7,306
[a]9905265.SQ.FTS.B, 4.556%, 4/08/27	3,529	3,358
[a]9905513.SQ.FTS.B, 4.988%, 4/08/27	16,446	15,842
[a]9908173.SQ.FTS.B, 4.997%, 4/08/27	2,685	2,585
[a]9908240.SQ.FTS.B, 5.556%, 4/08/27	2,284	2,213
[a]9906130.SQ.FTS.B, 6.121%, 4/08/27	2,728	2,551
[a]9906316.SQ.FTS.B, 6.171%, 4/08/27	2,907	2,327
[a]9905299.SQ.FTS.B, 6.173%, 4/08/27	2,903	2,772
[a]9907539.SQ.FTS.B, 6.19%, 4/08/27	1,761	1,682
[a]9905482.SQ.FTS.B, 6.352%, 4/08/27	834	715
[a]9908878.SQ.FTS.B, 6.494%, 4/08/27	21,472	20,384
[a]9905103.SQ.FTS.B, 6.498%, 4/08/27	6,959	6,630
[a]9905327.SQ.FTS.B, 6.498%, 4/08/27	7,005	6,524
[a]9914257.SQ.FTS.B, 4.549%, 4/09/27	34,853	32,050
[a]9917396.SQ.FTS.B, 4.549%, 4/09/27	9,640	9,257
[a]9918827.SQ.FTS.B, 4.549%, 4/09/27	16,407	15,696
[a]9915480.SQ.FTS.B, 4.551%, 4/09/27	3,370	3,205
[a]9919114.SQ.FTS.B, 4.551%, 4/09/27	14,212	13,566
[a]9915724.SQ.FTS.B, 4.556%, 4/09/27	3,547	3,412
[a]9917332.SQ.FTS.B, 4.561%, 4/09/27	2,195	2,109
[a]9915851.SQ.FTS.B, 4.988%, 4/09/27	65,470	62,416

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	79

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9917819.SQ.FTS.B, 4.989%, 4/09/27	$56,784	$54,707
[a]9915551.SQ.FTS.B, 4.99%, 4/09/27	3,654	3,497
[a]9917700.SQ.FTS.B, 5.552%, 4/09/27	8,999	8,281
[a]9915250.SQ.FTS.B, 5.557%, 4/09/27	4,290	4,125
[a]9917574.SQ.FTS.B, 5.802%, 4/09/27	2,359	2,237
[a]9917286.SQ.FTS.B, 6.122%, 4/09/27	1,575	1,510
[a]9915824.SQ.FTS.B, 6.194%, 4/09/27	1,134	1,083
[a]9919097.SQ.FTS.B, 6.489%, 4/09/27	1,045	995
[a]9914176.SQ.FTS.B, 6.495%, 4/09/27	1,201	1,144
[a]9917649.SQ.FTS.B, 6.501%, 4/09/27	4,274	3,267
[a]9920412.SQ.FTS.B, 4.546%, 4/10/27	1,698	1,632
[a]9921427.SQ.FTS.B, 4.549%, 4/10/27	9,758	9,352
[a]9923949.SQ.FTS.B, 4.549%, 4/10/27	13,818	13,284
[a]9922168.SQ.FTS.B, 4.55%, 4/10/27	26,617	24,482
[a]9920056.SQ.FTS.B, 4.551%, 4/10/27	12,883	12,347
[a]9924545.SQ.FTS.B, 4.554%, 4/10/27	4,236	4,042
[a]9922524.SQ.FTS.B, 4.556%, 4/10/27	3,770	3,616
[a]9924165.SQ.FTS.B, 4.57%, 4/10/27	1,338	1,283
[a]9920521.SQ.FTS.B, 4.988%, 4/10/27	2,926	2,554
[a]9920607.SQ.FTS.B, 4.988%, 4/10/27	4,176	3,642
[a]9922687.SQ.FTS.B, 4.988%, 4/10/27	58,942	55,654
[a]9923441.SQ.FTS.B, 4.989%, 4/10/27	18,735	18,032
[a]9922012.SQ.FTS.B, 5.296%, 4/10/27	3,108	2,999
[a]9923893.SQ.FTS.B, 5.298%, 4/10/27	7,903	5,177
[a]9920959.SQ.FTS.B, 5.303%, 4/10/27	12,445	11,816
[a]9923844.SQ.FTS.B, 5.328%, 4/10/27	1,635	1,554
[a]9920930.SQ.FTS.B, 5.349%, 4/10/27	1,006	813
[a]9919895.SQ.FTS.B, 5.552%, 4/10/27	4,742	4,560
[a]9921115.SQ.FTS.B, 5.552%, 4/10/27	15,172	14,519
[a]9920371.SQ.FTS.B, 5.804%, 4/10/27	861	817
[a]9922128.SQ.FTS.B, 5.814%, 4/10/27	2,521	2,062
[a]9920939.SQ.FTS.B, 6.106%, 4/10/27	823	762
[a]9920771.SQ.FTS.B, 6.178%, 4/10/27	4,982	4,754
[a]9919562.SQ.FTS.B, 6.18%, 4/10/27	2,542	2,456
[a]9920468.SQ.FTS.B, 6.328%, 4/10/27	916	866
[a]9923792.SQ.FTS.B, 6.335%, 4/10/27	3,926	3,639
[a]9922543.SQ.FTS.B, 6.336%, 4/10/27	9,564	8,555
[a]9923414.SQ.FTS.B, 6.474%, 4/10/27	1,075	1,023
[a]9924408.SQ.FTS.B, 6.493%, 4/10/27	13,238	12,100
[a]9921603.SQ.FTS.B, 6.495%, 4/10/27	19,632	18,495
[a]9923787.SQ.FTS.B, 6.518%, 4/10/27	1,291	663
[a]9924632.SQ.FTS.B, 4.54%, 4/11/27	2,502	2,400
[a]9925451.SQ.FTS.B, 4.543%, 4/11/27	3,361	3,207
[a]9925419.SQ.FTS.B, 4.546%, 4/11/27	3,090	2,969
[a]9924784.SQ.FTS.B, 4.547%, 4/11/27	5,117	4,882
[a]9924961.SQ.FTS.B, 4.549%, 4/11/27	907	867
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9925128.SQ.FTS.B, 4.549%, 4/11/27	$11,148	$10,701
[a]9924760.SQ.FTS.B, 4.562%, 4/11/27	2,510	2,312
[a]9924690.SQ.FTS.B, 4.993%, 4/11/27	5,409	5,141
[a]9925487.SQ.FTS.B, 5.296%, 4/11/27	3,803	3,595
[a]9924827.SQ.FTS.B, 5.312%, 4/11/27	2,818	2,625
[a]9924655.SQ.FTS.B, 5.556%, 4/11/27	3,092	2,957
[a]9924750.SQ.FTS.B, 5.792%, 4/11/27	1,544	1,455
[a]9925332.SQ.FTS.B, 5.808%, 4/11/27	5,284	5,008
[a]9924674.SQ.FTS.B, 6.123%, 4/11/27	2,463	1,564
[a]9925310.SQ.FTS.B, 6.164%, 4/11/27	1,118	1,074
[a]9925273.SQ.FTS.B, 6.171%, 4/11/27	2,500	2,363
[a]9924865.SQ.FTS.B, 6.183%, 4/11/27	1,698	1,623
[a]9924926.SQ.FTS.B, 6.183%, 4/11/27	1,961	1,829
[a]9924615.SQ.FTS.B, 6.185%, 4/11/27	1,007	945
[a]9924737.SQ.FTS.B, 6.198%, 4/11/27	836	807
[a]9924968.SQ.FTS.B, 6.344%, 4/11/27	3,089	2,655
[a]9924885.SQ.FTS.B, 6.494%, 4/11/27	3,145	3,026
[a]9925578.SQ.FTS.B, 4.554%, 4/12/27	3,282	3,150
[a]9925533.SQ.FTS.B, 4.556%, 4/12/27	3,235	3,108
[a]9925740.SQ.FTS.B, 4.984%, 4/12/27	4,377	4,170
[a]9925930.SQ.FTS.B, 5.302%, 4/12/27	27,581	23,556
[a]9925660.SQ.FTS.B, 5.306%, 4/12/27	6,776	5,786
[a]9925794.SQ.FTS.B, 5.802%, 4/12/27	8,919	8,452
[a]9925623.SQ.FTS.B, 6.501%, 4/12/27	2,434	2,294
[a]9927084.SQ.FTS.B, 4.549%, 4/13/27	14,382	13,781
[a]9927199.SQ.FTS.B, 4.549%, 4/13/27	5,171	4,962
[a]9927247.SQ.FTS.B, 4.549%, 4/13/27	16,257	15,631
[a]9926887.SQ.FTS.B, 4.55%, 4/13/27	20,974	20,116
[a]9926681.SQ.FTS.B, 4.551%, 4/13/27	7,024	6,736
[a]9927435.SQ.FTS.B, 4.551%, 4/13/27	9,315	8,934
[a]9926644.SQ.FTS.B, 4.555%, 4/13/27	5,556	5,118
[a]9926633.SQ.FTS.B, 4.973%, 4/13/27	1,619	1,542
[a]9926617.SQ.FTS.B, 4.979%, 4/13/27	1,902	1,824
[a]9926353.SQ.FTS.B, 5.301%, 4/13/27	3,017	2,811
[a]9926579.SQ.FTS.B, 5.307%, 4/13/27	3,204	3,077
[a]9927051.SQ.FTS.B, 5.55%, 4/13/27	6,734	5,714
[a]9926396.SQ.FTS.B, 5.553%, 4/13/27	10,173	9,465
[a]9926487.SQ.FTS.B, 6.177%, 4/13/27	4,196	3,968
[a]9926197.SQ.FTS.B, 6.179%, 4/13/27	13,993	12,630
[a]9926762.SQ.FTS.B, 6.179%, 4/13/27	9,460	9,130
[a]9926511.SQ.FTS.B, 6.491%, 4/13/27	5,882	5,563
[a]9929346.SQ.FTS.B, 4.546%, 4/14/27	2,723	2,611
[a]9929797.SQ.FTS.B, 4.549%, 4/14/27	12,008	11,524
[a]9930077.SQ.FTS.B, 4.549%, 4/14/27	20,720	19,909
[a]9933107.SQ.FTS.B, 4.549%, 4/14/27	12,319	11,339
[a]9933406.SQ.FTS.B, 4.549%, 4/14/27	6,705	6,424

80	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9930599.SQ.FTS.B, 4.556%, 4/14/27	$3,198	$3,076
[a]9928385.SQ.FTS.B, 4.988%, 4/14/27	24,806	21,716
[a]9930725.SQ.FTS.B, 4.988%, 4/14/27	65,611	62,757
[a]9931755.SQ.FTS.B, 4.988%, 4/14/27	34,159	32,900
[a]9932441.SQ.FTS.B, 4.988%, 4/14/27	13,392	12,764
[a]9933334.SQ.FTS.B, 5%, 4/14/27	2,242	2,136
[a]9932253.SQ.FTS.B, 5.304%, 4/14/27	15,524	14,727
[a]9929155.SQ.FTS.B, 5.327%, 4/14/27	2,194	2,057
[a]9931738.SQ.FTS.B, 5.34%, 4/14/27	309	298
[a]9932591.SQ.FTS.B, 5.553%, 4/14/27	28,054	27,080
[a]9933363.SQ.FTS.B, 6.175%, 4/14/27	3,870	3,631
[a]9929432.SQ.FTS.B, 6.181%, 4/14/27	13,630	12,994
[a]9932222.SQ.FTS.B, 6.515%, 4/14/27	775	724
[a]9935997.SQ.FTS.B, 4.547%, 4/15/27	9,246	8,836
[a]9934063.SQ.FTS.B, 4.549%, 4/15/27	40,012	38,165
[a]9935107.SQ.FTS.B, 4.549%, 4/15/27	20,289	19,452
[a]9935659.SQ.FTS.B, 4.549%, 4/15/27	1,330	1,266
[a]9936208.SQ.FTS.B, 4.549%, 4/15/27	78,918	72,655
[a]9937361.SQ.FTS.B, 4.549%, 4/15/27	21,804	20,073
[a]9937614.SQ.FTS.B, 4.549%, 4/15/27	13,458	12,906
[a]9938276.SQ.FTS.B, 4.549%, 4/15/27	17,871	17,147
[a]9934920.SQ.FTS.B, 4.551%, 4/15/27	12,742	12,217
[a]9937914.SQ.FTS.B, 4.551%, 4/15/27	6,218	5,973
[a]9937716.SQ.FTS.B, 4.554%, 4/15/27	5,051	4,838
[a]9935754.SQ.FTS.B, 4.988%, 4/15/27	12,406	11,947
[a]9937588.SQ.FTS.B, 4.988%, 4/15/27	1,271	1,215
[a]9938167.SQ.FTS.B, 4.989%, 4/15/27	3,971	3,745
[a]9937762.SQ.FTS.B, 5.301%, 4/15/27	9,618	9,078
[a]9938142.SQ.FTS.B, 5.304%, 4/15/27	2,864	2,695
[a]9938213.SQ.FTS.B, 5.305%, 4/15/27	4,065	3,855
[a]9933971.SQ.FTS.B, 5.328%, 4/15/27	3,321	3,073
[a]9935512.SQ.FTS.B, 5.555%, 4/15/27	7,677	7,335
[a]9933467.SQ.FTS.B, 5.806%, 4/15/27	11,461	10,989
[a]9933867.SQ.FTS.B, 6.118%, 4/15/27	1,182	1,132
[a]9935681.SQ.FTS.B, 6.176%, 4/15/27	2,261	2,171
[a]9936923.SQ.FTS.B, 6.18%, 4/15/27	38,025	35,667
[a]9935721.SQ.FTS.B, 6.348%, 4/15/27	1,994	1,867
[a]9935489.SQ.FTS.B, 6.481%, 4/15/27	2,186	1,934
[a]9937840.SQ.FTS.B, 6.496%, 4/15/27	10,241	9,566
[a]9941274.SQ.FTS.B, 4.549%, 4/16/27	5,315	4,894
[a]9944601.SQ.FTS.B, 4.549%, 4/16/27	4,357	4,154
[a]9944648.SQ.FTS.B, 4.549%, 4/16/27	6,558	6,280
[a]9945037.SQ.FTS.B, 4.549%, 4/16/27	68,144	65,438
[a]9945973.SQ.FTS.B, 4.549%, 4/16/27	23,449	22,409
[a]9942645.SQ.FTS.B, 4.55%, 4/16/27	28,390	27,277
[a]9943480.SQ.FTS.B, 4.551%, 4/16/27	6,368	6,108
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9944634.SQ.FTS.B, 4.551%, 4/16/27	$2,042	$1,947
[a]9944261.SQ.FTS.B, 4.552%, 4/16/27	11,418	10,906
[a]9941494.SQ.FTS.B, 4.553%, 4/16/27	7,647	7,332
[a]9944572.SQ.FTS.B, 4.556%, 4/16/27	3,927	3,766
[a]9944704.SQ.FTS.B, 4.57%, 4/16/27	1,387	1,325
[a]9944463.SQ.FTS.B, 4.979%, 4/16/27	2,804	2,670
[a]9942126.SQ.FTS.B, 4.988%, 4/16/27	8,548	7,486
[a]9943952.SQ.FTS.B, 4.988%, 4/16/27	18,401	17,637
[a]9944910.SQ.FTS.B, 4.988%, 4/16/27	13,083	12,213
[a]9943415.SQ.FTS.B, 5.3%, 4/16/27	3,658	3,498
[a]9942375.SQ.FTS.B, 5.302%, 4/16/27	10,616	10,151
[a]9941701.SQ.FTS.B, 5.304%, 4/16/27	5,599	5,213
[a]9943702.SQ.FTS.B, 5.321%, 4/16/27	891	860
[a]9943448.SQ.FTS.B, 5.323%, 4/16/27	1,320	1,252
[a]9944718.SQ.FTS.B, 5.536%, 4/16/27	947	913
[a]9941807.SQ.FTS.B, 5.551%, 4/16/27	7,406	7,036
[a]9941576.SQ.FTS.B, 5.553%, 4/16/27	9,434	8,846
[a]9943371.SQ.FTS.B, 5.553%, 4/16/27	3,209	3,035
[a]9944425.SQ.FTS.B, 5.553%, 4/16/27	2,747	2,598
[a]9944730.SQ.FTS.B, 5.554%, 4/16/27	10,616	10,135
[a]9943614.SQ.FTS.B, 5.558%, 4/16/27	5,843	5,525
[a]9941372.SQ.FTS.B, 5.804%, 4/16/27	11,124	10,471
[a]9945879.SQ.FTS.B, 6.118%, 4/16/27	1,277	1,242
[a]9944528.SQ.FTS.B, 6.12%, 4/16/27	2,183	2,106
[a]9943848.SQ.FTS.B, 6.18%, 4/16/27	10,048	9,595
[a]9943812.SQ.FTS.B, 6.187%, 4/16/27	3,158	3,015
[a]9945865.SQ.FTS.B, 6.189%, 4/16/27	1,953	1,847
[a]9941355.SQ.FTS.B, 6.201%, 4/16/27	1,360	1,276
[a]9943597.SQ.FTS.B, 6.322%, 4/16/27	1,120	966
[a]9943716.SQ.FTS.B, 6.493%, 4/16/27	6,993	6,387
[a]9942013.SQ.FTS.B, 6.498%, 4/16/27	6,467	6,187
[a]9945929.SQ.FTS.B, 6.498%, 4/16/27	1,377	1,335
[a]9947766.SQ.FTS.B, 4.537%, 4/17/27	1,633	1,569
[a]9948713.SQ.FTS.B, 4.549%, 4/17/27	1,764	1,695
[a]9948847.SQ.FTS.B, 4.549%, 4/17/27	14,868	14,300
[a]9951179.SQ.FTS.B, 4.549%, 4/17/27	9,167	8,779
[a]9949088.SQ.FTS.B, 4.55%, 4/17/27	11,986	11,448
[a]9950003.SQ.FTS.B, 4.55%, 4/17/27	63,604	58,553
[a]9947809.SQ.FTS.B, 4.551%, 4/17/27	12,894	12,363
[a]9948229.SQ.FTS.B, 4.551%, 4/17/27	16,181	15,507
[a]9946311.SQ.FTS.B, 4.552%, 4/17/27	3,368	3,224
[a]9951139.SQ.FTS.B, 4.554%, 4/17/27	3,452	3,178
[a]9949788.SQ.FTS.B, 4.987%, 4/17/27	16,921	16,171
[a]9948001.SQ.FTS.B, 5.301%, 4/17/27	9,489	9,150
[a]9950648.SQ.FTS.B, 5.302%, 4/17/27	54,164	46,331
[a]9948589.SQ.FTS.B, 5.31%, 4/17/27	3,116	2,986

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	81

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9948750.SQ.FTS.B, 5.548%, 4/17/27	$2,987	$2,824
[a]9948191.SQ.FTS.B, 5.555%, 4/17/27	2,203	2,083
[a]9949266.SQ.FTS.B, 5.555%, 4/17/27	10,205	9,742
[a]9947909.SQ.FTS.B, 5.804%, 4/17/27	6,907	6,306
[a]9949203.SQ.FTS.B, 5.805%, 4/17/27	9,651	9,135
[a]9947983.SQ.FTS.B, 6.109%, 4/17/27	946	905
[a]9948819.SQ.FTS.B, 6.125%, 4/17/27	2,365	2,231
[a]9949415.SQ.FTS.B, 6.181%, 4/17/27	26,349	23,796
[a]9947797.SQ.FTS.B, 6.49%, 4/17/27	1,004	969
[a]9948764.SQ.FTS.B, 6.493%, 4/17/27	3,052	2,604
[a]9946349.SQ.FTS.B, 6.494%, 4/17/27	50,579	47,687
[a]9948795.SQ.FTS.B, 6.5%, 4/17/27	1,671	1,477
[a]9947741.SQ.FTS.B, 6.506%, 4/17/27	878	842
[a]9951645.SQ.FTS.B, 4.547%, 4/18/27	3,465	3,326
[a]9951879.SQ.FTS.B, 4.548%, 4/18/27	11,089	10,631
[a]9951408.SQ.FTS.B, 4.549%, 4/18/27	5,430	5,213
[a]9951459.SQ.FTS.B, 4.549%, 4/18/27	7,348	7,044
[a]9951439.SQ.FTS.B, 4.55%, 4/18/27	2,838	2,705
[a]9951977.SQ.FTS.B, 4.55%, 4/18/27	30,645	29,329
[a]9951765.SQ.FTS.B, 4.555%, 4/18/27	2,980	2,858
[a]9951854.SQ.FTS.B, 4.558%, 4/18/27	3,263	3,117
[a]9952193.SQ.FTS.B, 4.986%, 4/18/27	7,899	7,563
[a]9951673.SQ.FTS.B, 4.99%, 4/18/27	7,263	6,939
[a]9951586.SQ.FTS.B, 5.306%, 4/18/27	7,437	7,111
[a]9951287.SQ.FTS.B, 5.311%, 4/18/27	2,156	2,082
[a]9951789.SQ.FTS.B, 5.551%, 4/18/27	2,048	1,962
[a]9951518.SQ.FTS.B, 5.554%, 4/18/27	5,097	4,777
[a]9951564.SQ.FTS.B, 6.171%, 4/18/27	1,718	1,636
[a]9951803.SQ.FTS.B, 6.178%, 4/18/27	7,756	7,217
[a]9951728.SQ.FTS.B, 6.186%, 4/18/27	3,290	3,172
[a]9951323.SQ.FTS.B, 6.493%, 4/18/27	21,163	15,606
[a]9952276.SQ.FTS.B, 6.178%, 4/19/27	10,185	9,694
[a]9955827.SQ.FTS.B, 4.541%, 4/20/27	2,600	2,498
[a]9956219.SQ.FTS.B, 4.548%, 4/20/27	4,233	4,034
[a]9955775.SQ.FTS.B, 4.549%, 4/20/27	3,730	3,563
[a]9958718.SQ.FTS.B, 4.549%, 4/20/27	12,879	12,345
[a]9954389.SQ.FTS.B, 4.55%, 4/20/27	33,352	31,969
[a]9956858.SQ.FTS.B, 4.551%, 4/20/27	12,238	11,688
[a]9957753.SQ.FTS.B, 4.551%, 4/20/27	11,097	10,658
[a]9957469.SQ.FTS.B, 4.988%, 4/20/27	11,892	11,111
[a]9957615.SQ.FTS.B, 4.988%, 4/20/27	7,873	7,471
[a]9958390.SQ.FTS.B, 4.988%, 4/20/27	15,724	14,920
[a]9958254.SQ.FTS.B, 4.989%, 4/20/27	5,539	5,255
[a]9957036.SQ.FTS.B, 5.301%, 4/20/27	21,882	18,774
[a]9956173.SQ.FTS.B, 5.308%, 4/20/27	2,292	2,190
[a]9958120.SQ.FTS.B, 5.552%, 4/20/27	8,304	7,846
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9956356.SQ.FTS.B, 5.553%, 4/20/27	$23,732	$22,424
[a]9957400.SQ.FTS.B, 5.56%, 4/20/27	2,358	2,239
[a]9956329.SQ.FTS.B, 6.105%, 4/20/27	547	527
[a]9958233.SQ.FTS.B, 6.133%, 4/20/27	1,310	1,215
[a]9957737.SQ.FTS.B, 6.162%, 4/20/27	1,551	1,251
[a]9955908.SQ.FTS.B, 6.178%, 4/20/27	9,092	8,601
[a]9958363.SQ.FTS.B, 6.337%, 4/20/27	947	892
[a]9956144.SQ.FTS.B, 6.343%, 4/20/27	1,927	1,667
[a]9960868.SQ.FTS.B, 4.542%, 4/21/27	2,984	2,855
[a]9959584.SQ.FTS.B, 4.549%, 4/21/27	25,400	24,253
[a]9960585.SQ.FTS.B, 4.549%, 4/21/27	6,940	6,392
[a]9960924.SQ.FTS.B, 4.549%, 4/21/27	69,265	66,496
[a]9963918.SQ.FTS.B, 4.549%, 4/21/27	18,254	17,395
[a]9962665.SQ.FTS.B, 4.551%, 4/21/27	13,153	12,537
[a]9963451.SQ.FTS.B, 4.551%, 4/21/27	6,720	6,439
[a]9962015.SQ.FTS.B, 4.988%, 4/21/27	22,965	22,141
[a]9960384.SQ.FTS.B, 5.298%, 4/21/27	3,845	3,642
[a]9963898.SQ.FTS.B, 5.302%, 4/21/27	795	764
[a]9962873.SQ.FTS.B, 5.303%, 4/21/27	30,439	29,082
[a]9959131.SQ.FTS.B, 5.305%, 4/21/27	9,053	8,689
[a]9959037.SQ.FTS.B, 5.316%, 4/21/27	162	157
[a]9960707.SQ.FTS.B, 5.335%, 4/21/27	3,058	2,832
[a]9963075.SQ.FTS.B, 5.553%, 4/21/27	46,534	44,421
[a]9963669.SQ.FTS.B, 5.806%, 4/21/27	14,954	12,405
[a]9960781.SQ.FTS.B, 5.816%, 4/21/27	1,843	1,753
[a]9963866.SQ.FTS.B, 6.115%, 4/21/27	4,813	4,292
[a]9960828.SQ.FTS.B, 6.118%, 4/21/27	851	780
[a]9963064.SQ.FTS.B, 6.179%, 4/21/27	1,873	1,755
[a]9961996.SQ.FTS.B, 6.18%, 4/21/27	2,263	2,172
[a]9963537.SQ.FTS.B, 6.18%, 4/21/27	9,741	9,212
[a]9962654.SQ.FTS.B, 6.202%, 4/21/27	930	888
[a]9959364.SQ.FTS.B, 6.496%, 4/21/27	1,335	1,295
[a]9959428.SQ.FTS.B, 6.496%, 4/21/27	4,731	4,423
[a]9962813.SQ.FTS.B, 6.496%, 4/21/27	6,519	6,175
[a]9965546.SQ.FTS.B, 4.546%, 4/22/27	4,420	4,241
[a]9967839.SQ.FTS.B, 4.548%, 4/22/27	10,918	10,060
[a]9964512.SQ.FTS.B, 4.549%, 4/22/27	4,694	4,484
[a]9965670.SQ.FTS.B, 4.549%, 4/22/27	6,281	6,008
[a]9967213.SQ.FTS.B, 4.549%, 4/22/27	21,461	20,563
[a]9967661.SQ.FTS.B, 4.549%, 4/22/27	28,926	27,710
[a]9967880.SQ.FTS.B, 4.549%, 4/22/27	45,245	42,998
[a]9968433.SQ.FTS.B, 4.549%, 4/22/27	20,257	19,411
[a]9968788.SQ.FTS.B, 4.549%, 4/22/27	10,000	9,216
[a]9966508.SQ.FTS.B, 4.55%, 4/22/27	31,732	29,236
[a]9966957.SQ.FTS.B, 4.55%, 4/22/27	24,303	23,249
[a]9966059.SQ.FTS.B, 4.551%, 4/22/27	8,569	8,223

82	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9967585.SQ.FTS.B, 4.551%, 4/22/27	$8,630	$8,256
[a]9964636.SQ.FTS.B, 4.553%, 4/22/27	7,136	6,783
[a]9964752.SQ.FTS.B, 4.988%, 4/22/27	12,070	11,528
[a]9968352.SQ.FTS.B, 4.991%, 4/22/27	1,688	1,615
[a]9965425.SQ.FTS.B, 5.302%, 4/22/27	3,095	2,979
[a]9968639.SQ.FTS.B, 5.551%, 4/22/27	5,050	4,793
[a]9966832.SQ.FTS.B, 5.556%, 4/22/27	10,120	9,605
[a]9967514.SQ.FTS.B, 5.799%, 4/22/27	3,723	3,542
[a]9965377.SQ.FTS.B, 6.118%, 4/22/27	1,758	1,692
[a]9967566.SQ.FTS.B, 6.17%, 4/22/27	1,197	1,083
[a]9968675.SQ.FTS.B, 6.181%, 4/22/27	8,845	8,364
[a]9968758.SQ.FTS.B, 6.183%, 4/22/27	4,069	3,848
[a]9967205.SQ.FTS.B, 6.327%, 4/22/27	1,056	1,003
[a]9965277.SQ.FTS.B, 6.334%, 4/22/27	1,334	1,202
[a]9964233.SQ.FTS.B, 6.487%, 4/22/27	2,262	2,098
[a]9965140.SQ.FTS.B, 6.49%, 4/22/27	2,315	2,234
[a]9968368.SQ.FTS.B, 6.494%, 4/22/27	3,741	3,563
[a]9964298.SQ.FTS.B, 6.495%, 4/22/27	12,031	11,338
[a]9965732.SQ.FTS.B, 6.495%, 4/22/27	21,168	20,049
[a]9965715.SQ.FTS.B, 6.505%, 4/22/27	1,910	1,674
[a]9973706.SQ.FTS.B, 4.547%, 4/23/27	6,244	5,994
[a]9971631.SQ.FTS.B, 4.549%, 4/23/27	2,749	2,634
[a]9971991.SQ.FTS.B, 4.549%, 4/23/27	19,583	18,728
[a]9973915.SQ.FTS.B, 4.549%, 4/23/27	30,026	28,596
[a]9974348.SQ.FTS.B, 4.549%, 4/23/27	33,017	31,366
[a]9974867.SQ.FTS.B, 4.549%, 4/23/27	63,904	61,342
[a]9975749.SQ.FTS.B, 4.549%, 4/23/27	7,496	7,170
[a]9976105.SQ.FTS.B, 4.549%, 4/23/27	2,955	2,838
[a]9972544.SQ.FTS.B, 4.551%, 4/23/27	14,599	13,936
[a]9973792.SQ.FTS.B, 4.551%, 4/23/27	1,924	1,843
[a]9976618.SQ.FTS.B, 4.552%, 4/23/27	3,663	3,497
[a]9972919.SQ.FTS.B, 4.988%, 4/23/27	3,549	3,393
[a]9975828.SQ.FTS.B, 4.988%, 4/23/27	4,179	4,021
[a]9975880.SQ.FTS.B, 4.99%, 4/23/27	6,031	5,801
[a]9976137.SQ.FTS.B, 5.302%, 4/23/27	28,573	27,566
[a]9973653.SQ.FTS.B, 5.313%, 4/23/27	2,118	2,032
[a]9973843.SQ.FTS.B, 5.331%, 4/23/27	3,187	2,955
[a]9973596.SQ.FTS.B, 5.333%, 4/23/27	2,169	1,983
[a]9973667.SQ.FTS.B, 5.342%, 4/23/27	1,373	1,299
[a]9972991.SQ.FTS.B, 5.805%, 4/23/27	24,143	22,962
[a]9971870.SQ.FTS.B, 5.809%, 4/23/27	6,074	5,743
[a]9973685.SQ.FTS.B, 6.127%, 4/23/27	922	865
[a]9973515.SQ.FTS.B, 6.176%, 4/23/27	3,323	3,208
[a]9976677.SQ.FTS.B, 6.18%, 4/23/27	16,845	15,780
[a]9972416.SQ.FTS.B, 6.181%, 4/23/27	2,531	2,407
[a]9971696.SQ.FTS.B, 6.331%, 4/23/27	1,628	1,578
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9974795.SQ.FTS.B, 6.488%, 4/23/27	$3,478	$3,245
[a]9971799.SQ.FTS.B, 6.493%, 4/23/27	2,078	1,958
[a]9971745.SQ.FTS.B, 6.494%, 4/23/27	470	456
[a]9975970.SQ.FTS.B, 6.494%, 4/23/27	10,722	10,098
[a]9976841.SQ.FTS.B, 4.542%, 4/24/27	2,185	2,089
[a]9977894.SQ.FTS.B, 4.548%, 4/24/27	9,903	9,481
[a]9977200.SQ.FTS.B, 4.549%, 4/24/27	5,479	5,249
[a]9977429.SQ.FTS.B, 4.549%, 4/24/27	18,999	18,133
[a]9978536.SQ.FTS.B, 4.549%, 4/24/27	28,800	27,534
[a]9978870.SQ.FTS.B, 4.549%, 4/24/27	9,560	9,142
[a]9981351.SQ.FTS.B, 4.549%, 4/24/27	5,874	5,624
[a]9981268.SQ.FTS.B, 4.55%, 4/24/27	5,099	4,699
[a]9976950.SQ.FTS.B, 4.551%, 4/24/27	14,905	14,278
[a]9978989.SQ.FTS.B, 4.551%, 4/24/27	2,670	2,556
[a]9979950.SQ.FTS.B, 4.551%, 4/24/27	18,458	17,575
[a]9978433.SQ.FTS.B, 4.553%, 4/24/27	7,308	6,998
[a]9980677.SQ.FTS.B, 4.553%, 4/24/27	4,617	4,421
[a]9979384.SQ.FTS.B, 4.555%, 4/24/27	2,954	2,834
[a]9977321.SQ.FTS.B, 4.562%, 4/24/27	2,240	2,146
[a]9977380.SQ.FTS.B, 4.987%, 4/24/27	2,088	1,951
[a]9979612.SQ.FTS.B, 4.988%, 4/24/27	38,670	36,640
[a]9978356.SQ.FTS.B, 4.99%, 4/24/27	8,919	8,514
[a]9979555.SQ.FTS.B, 4.993%, 4/24/27	5,439	5,153
[a]9979036.SQ.FTS.B, 5.302%, 4/24/27	14,874	14,021
[a]9980864.SQ.FTS.B, 5.302%, 4/24/27	32,504	31,028
[a]9980768.SQ.FTS.B, 5.307%, 4/24/27	5,539	4,770
[a]9981218.SQ.FTS.B, 5.32%, 4/24/27	871	824
[a]9981331.SQ.FTS.B, 5.329%, 4/24/27	2,008	863
[a]9978141.SQ.FTS.B, 6.118%, 4/24/27	24,390	10,627
[a]9980559.SQ.FTS.B, 6.18%, 4/24/27	1,434	1,380
[a]9979370.SQ.FTS.B, 6.32%, 4/24/27	1,593	1,436
[a]9980581.SQ.FTS.B, 6.334%, 4/24/27	1,921	1,863
[a]9979592.SQ.FTS.B, 6.474%, 4/24/27	929	896
[a]9981186.SQ.FTS.B, 6.487%, 4/24/27	3,303	3,089
[a]9981436.SQ.FTS.B, 6.493%, 4/24/27	12,342	11,820
[a]9978958.SQ.FTS.B, 6.498%, 4/24/27	2,049	1,966
[a]9979254.SQ.FTS.B, 6.498%, 4/24/27	6,220	5,921
[a]9981632.SQ.FTS.B, 4.549%, 4/25/27	20,268	19,376
[a]9981921.SQ.FTS.B, 4.549%, 4/25/27	3,431	3,288
[a]9982028.SQ.FTS.B, 4.549%, 4/25/27	3,680	3,526
[a]9981953.SQ.FTS.B, 4.55%, 4/25/27	10,352	9,896
[a]9982072.SQ.FTS.B, 4.553%, 4/25/27	5,119	4,901
[a]9982127.SQ.FTS.B, 4.988%, 4/25/27	1,412	1,341
[a]9982168.SQ.FTS.B, 4.988%, 4/25/27	28,365	26,866
[a]9981810.SQ.FTS.B, 4.99%, 4/25/27	9,059	8,621
[a]9982114.SQ.FTS.B, 5.551%, 4/25/27	2,753	2,626

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	83

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9982453.SQ.FTS.B, 6.124%, 4/25/27	$3,956	$1,776
[a]9982142.SQ.FTS.B, 6.126%, 4/25/27	817	787
[a]9981880.SQ.FTS.B, 6.133%, 4/25/27	1,177	1,106
[a]9982421.SQ.FTS.B, 6.34%, 4/25/27	1,464	1,380
[a]9982436.SQ.FTS.B, 6.357%, 4/25/27	1,281	1,200
[a]9982063.SQ.FTS.B, 6.485%, 4/25/27	885	849
[a]9981903.SQ.FTS.B, 6.487%, 4/25/27	1,860	1,753
[a]9982150.SQ.FTS.B, 6.5%, 4/25/27	2,313	2,203
[a]9982801.SQ.FTS.B, 4.543%, 4/26/27	2,969	2,821
[a]9982824.SQ.FTS.B, 4.549%, 4/26/27	38,275	35,286
[a]9983150.SQ.FTS.B, 4.989%, 4/26/27	24,111	23,048
[a]9982517.SQ.FTS.B, 5.301%, 4/26/27	5,427	5,179
[a]9982643.SQ.FTS.B, 5.554%, 4/26/27	15,296	14,612
[a]9982629.SQ.FTS.B, 6.117%, 4/26/27	1,285	1,208
[a]9982583.SQ.FTS.B, 6.184%, 4/26/27	5,625	5,089
[a]9982498.SQ.FTS.B, 6.481%, 4/26/27	2,264	2,026
[a]9986635.SQ.FTS.B, 4.542%, 4/27/27	1,873	1,783
[a]9986143.SQ.FTS.B, 4.547%, 4/27/27	8,915	8,487
[a]9986684.SQ.FTS.B, 4.547%, 4/27/27	8,288	7,923
[a]9988086.SQ.FTS.B, 4.547%, 4/27/27	1,698	1,630
[a]9988185.SQ.FTS.B, 4.549%, 4/27/27	10,037	9,260
[a]9985145.SQ.FTS.B, 4.551%, 4/27/27	2,292	2,194
[a]9989166.SQ.FTS.B, 4.551%, 4/27/27	15,726	15,011
[a]9985564.SQ.FTS.B, 4.557%, 4/27/27	4,331	3,995
[a]9985677.SQ.FTS.B, 4.987%, 4/27/27	28,586	26,921
[a]9986326.SQ.FTS.B, 4.988%, 4/27/27	15,616	14,907
[a]9988122.SQ.FTS.B, 4.988%, 4/27/27	3,788	3,591
[a]9988320.SQ.FTS.B, 4.988%, 4/27/27	10,951	10,371
[a]9984902.SQ.FTS.B, 5.302%, 4/27/27	3,613	3,448
[a]9984677.SQ.FTS.B, 5.339%, 4/27/27	4,786	3,168
[a]9985491.SQ.FTS.B, 5.548%, 4/27/27	2,069	1,998
[a]9984548.SQ.FTS.B, 5.549%, 4/27/27	4,227	3,932
[a]9989529.SQ.FTS.B, 5.559%, 4/27/27	3,121	2,926
[a]9984870.SQ.FTS.B, 5.804%, 4/27/27	564	543
[a]9985464.SQ.FTS.B, 6.118%, 4/27/27	407	393
[a]9989155.SQ.FTS.B, 6.126%, 4/27/27	894	862
[a]9985398.SQ.FTS.B, 6.167%, 4/27/27	2,464	2,009
[a]9988512.SQ.FTS.B, 6.181%, 4/27/27	36,705	34,906
[a]9985057.SQ.FTS.B, 6.193%, 4/27/27	2,255	2,131
[a]9985327.SQ.FTS.B, 6.327%, 4/27/27	1,732	1,671
[a]9985001.SQ.FTS.B, 6.472%, 4/27/27	1,263	1,113
[a]9984793.SQ.FTS.B, 6.479%, 4/27/27	1,241	1,198
[a]9988063.SQ.FTS.B, 6.495%, 4/27/27	1,652	1,574
[a]9985231.SQ.FTS.B, 6.51%, 4/27/27	1,405	1,325
[a]9989652.SQ.FTS.B, 4.548%, 4/28/27	5,258	5,046
[a]9990235.SQ.FTS.B, 4.548%, 4/28/27	3,304	3,048
Description	Principal Amount	Value

Block, Inc. (continued)
[a]9994718.SQ.FTS.B, 4.548%, 4/28/27	$10,299	$9,805
[a]9991115.SQ.FTS.B, 4.549%, 4/28/27	48,396	46,208
[a]9991923.SQ.FTS.B, 4.549%, 4/28/27	3,965	3,789
[a]9992198.SQ.FTS.B, 4.549%, 4/28/27	17,644	16,838
[a]9993414.SQ.FTS.B, 4.549%, 4/28/27	26,531	25,438
[a]9994414.SQ.FTS.B, 4.549%, 4/28/27	4,760	4,553
[a]9994564.SQ.FTS.B, 4.549%, 4/28/27	14,147	13,055
[a]9991963.SQ.FTS.B, 4.55%, 4/28/27	21,508	20,581
[a]9990406.SQ.FTS.B, 4.551%, 4/28/27	17,067	16,337
[a]9994470.SQ.FTS.B, 4.551%, 4/28/27	8,604	8,237
[a]9995281.SQ.FTS.B, 4.552%, 4/28/27	5,984	5,712
[a]9993348.SQ.FTS.B, 4.554%, 4/28/27	6,121	5,860
[a]9994037.SQ.FTS.B, 4.555%, 4/28/27	5,235	5,007
[a]9994083.SQ.FTS.B, 4.561%, 4/28/27	1,700	1,625
[a]9994762.SQ.FTS.B, 4.982%, 4/28/27	1,793	1,726
[a]9991806.SQ.FTS.B, 4.988%, 4/28/27	10,249	9,751
[a]9994772.SQ.FTS.B, 4.988%, 4/28/27	36,273	34,839
[a]9994241.SQ.FTS.B, 4.989%, 4/28/27	5,637	5,270
[a]9994337.SQ.FTS.B, 4.989%, 4/28/27	15,858	14,936
[a]9990327.SQ.FTS.B, 5.311%, 4/28/27	2,484	2,388
[a]9993980.SQ.FTS.B, 5.344%, 4/28/27	2,949	2,458
[a]9989803.SQ.FTS.B, 5.545%, 4/28/27	1,541	1,471
[a]9995231.SQ.FTS.B, 5.547%, 4/28/27	3,040	2,900
[a]9993786.SQ.FTS.B, 5.55%, 4/28/27	3,891	3,344
[a]9993826.SQ.FTS.B, 5.804%, 4/28/27	9,214	8,431
[a]9989747.SQ.FTS.B, 6.173%, 4/28/27	4,304	3,517
[a]9994454.SQ.FTS.B, 6.175%, 4/28/27	5,369	5,033
[a]9993208.SQ.FTS.B, 6.184%, 4/28/27	4,187	3,981
[a]9989639.SQ.FTS.B, 6.323%, 4/28/27	855	792
[a]9995277.SQ.FTS.B, 6.327%, 4/28/27	499	468
[a]9994091.SQ.FTS.B, 6.335%, 4/28/27	985	950
[a]9995351.SQ.FTS.B, 6.49%, 4/28/27	1,399	1,330
[a]9989865.SQ.FTS.B, 6.492%, 4/28/27	11,010	10,280
[a]9995366.SQ.FTS.B, 6.495%, 4/28/27	13,997	13,421
[a]9994110.SQ.FTS.B, 6.496%, 4/28/27	9,594	8,825
[a]9995522.SQ.FTS.B, 6.496%, 4/28/27	8,970	8,464
[a]9995641.SQ.FTS.B, 6.496%, 4/28/27	1,583	1,518
[a]9990197.SQ.FTS.B, 6.502%, 4/28/27	980	923
[a]9999927.SQ.FTS.B, 4.546%, 4/29/27	2,853	2,730
[a]9998048.SQ.FTS.B, 4.547%, 4/29/27	3,950	3,769
[a]10000339.SQ.FTS.B, 4.549%, 4/29/27	3,659	3,507
[a]9996361.SQ.FTS.B, 4.549%, 4/29/27	3,719	3,561
[a]9997616.SQ.FTS.B, 4.549%, 4/29/27	32,368	30,979
[a]9998620.SQ.FTS.B, 4.549%, 4/29/27	50,406	48,234
[a]9999142.SQ.FTS.B, 4.549%, 4/29/27	58,862	56,476
[a]9996931.SQ.FTS.B, 4.55%, 4/29/27	33,548	32,105

84	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]9998156.SQ.FTS.B, 4.55%, 4/29/27	$11,696	$11,179
[a]9995811.SQ.FTS.B, 4.551%, 4/29/27	19,972	18,434
[a]9996254.SQ.FTS.B, 4.551%, 4/29/27	3,022	2,897
[a]9999975.SQ.FTS.B, 4.551%, 4/29/27	13,459	12,846
[a]10000413.SQ.FTS.B, 4.552%, 4/29/27	11,138	10,645
[a]9996460.SQ.FTS.B, 4.553%, 4/29/27	5,368	5,099
[a]9995745.SQ.FTS.B, 4.556%, 4/29/27	4,701	4,340
[a]9997932.SQ.FTS.B, 4.558%, 4/29/27	1,871	1,796
[a]9996766.SQ.FTS.B, 4.983%, 4/29/27	4,441	4,236
[a]9999951.SQ.FTS.B, 4.985%, 4/29/27	2,283	2,197
[a]10000145.SQ.FTS.B, 4.988%, 4/29/27	11,747	11,318
[a]9998369.SQ.FTS.B, 4.989%, 4/29/27	18,498	17,648
[a]9999791.SQ.FTS.B, 6.18%, 4/29/27	9,466	8,874
[a]9996164.SQ.FTS.B, 6.181%, 4/29/27	3,036	2,892
[a]9996281.SQ.FTS.B, 6.181%, 4/29/27	2,901	2,740
[a]10000089.SQ.FTS.B, 6.184%, 4/29/27	3,419	3,229
[a]9997998.SQ.FTS.B, 6.186%, 4/29/27	3,159	2,937
[a]9997953.SQ.FTS.B, 6.191%, 4/29/27	2,298	2,202
[a]9996740.SQ.FTS.B, 6.476%, 4/29/27	1,296	1,210
[a]10000402.SQ.FTS.B, 6.488%, 4/29/27	1,393	1,095
[a]10000374.SQ.FTS.B, 6.495%, 4/29/27	1,064	828
[a]9996222.SQ.FTS.B, 6.496%, 4/29/27	1,962	1,830
[a]9995989.SQ.FTS.B, 6.498%, 4/29/27	6,849	6,455
[a]9998125.SQ.FTS.B, 6.502%, 4/29/27	1,815	1,734
[a]9995800.SQ.FTS.B, 6.504%, 4/29/27	1,191	1,112
[a]10004713.SQ.FTS.B, 4.547%, 4/30/27	8,780	8,401
[a]10004983.SQ.FTS.B, 4.547%, 4/30/27	6,857	6,526
[a]10007779.SQ.FTS.B, 4.547%, 4/30/27	8,893	8,510
[a]10003560.SQ.FTS.B, 4.549%, 4/30/27	4,971	4,733
[a]10005580.SQ.FTS.B, 4.549%, 4/30/27	7,883	7,487
[a]10005776.SQ.FTS.B, 4.549%, 4/30/27	1,930	1,841
[a]10006767.SQ.FTS.B, 4.549%, 4/30/27	28,022	26,811
[a]10008771.SQ.FTS.B, 4.549%, 4/30/27	10,334	9,887
[a]10008918.SQ.FTS.B, 4.549%, 4/30/27	18,820	17,980
[a]10009288.SQ.FTS.B, 4.549%, 4/30/27	4,741	4,543
[a]10009437.SQ.FTS.B, 4.549%, 4/30/27	43,594	40,263
[a]10010586.SQ.FTS.B, 4.549%, 4/30/27	36,242	34,411
[a]10011290.SQ.FTS.B, 4.549%, 4/30/27	21,039	20,129
[a]10011585.SQ.FTS.B, 4.549%, 4/30/27	57,283	54,731
[a]10013758.SQ.FTS.B, 4.549%, 4/30/27	3,788	3,624
[a]10013848.SQ.FTS.B, 4.549%, 4/30/27	6,547	6,230
[a]10007103.SQ.FTS.B, 4.55%, 4/30/27	45,826	43,949
[a]10011515.SQ.FTS.B, 4.55%, 4/30/27	5,928	5,629
[a]10007965.SQ.FTS.B, 4.552%, 4/30/27	11,085	10,603
[a]10012346.SQ.FTS.B, 4.552%, 4/30/27	9,447	8,723
[a]10012329.SQ.FTS.B, 4.558%, 4/30/27	3,372	3,221
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10008306.SQ.FTS.B, 4.564%, 4/30/27	$1,973	$1,888
[a]10005450.SQ.FTS.B, 4.57%, 4/30/27	1,427	1,364
[a]10003654.SQ.FTS.B, 4.988%, 4/30/27	31,425	30,161
[a]10004522.SQ.FTS.B, 4.988%, 4/30/27	3,454	3,255
[a]10005104.SQ.FTS.B, 4.988%, 4/30/27	7,905	7,446
[a]10006018.SQ.FTS.B, 4.989%, 4/30/27	10,150	9,768
[a]10006982.SQ.FTS.B, 4.99%, 4/30/27	8,236	7,905
[a]10005841.SQ.FTS.B, 4.991%, 4/30/27	5,276	5,064
[a]10005690.SQ.FTS.B, 5.295%, 4/30/27	1,754	1,648
[a]10003541.SQ.FTS.B, 5.322%, 4/30/27	876	839
[a]10004897.SQ.FTS.B, 5.332%, 4/30/27	2,938	2,757
[a]10013094.SQ.FTS.B, 5.341%, 4/30/27	3,423	3,133
[a]10013246.SQ.FTS.B, 5.547%, 4/30/27	2,265	2,105
[a]10005499.SQ.FTS.B, 5.549%, 4/30/27	1,445	1,379
[a]10008342.SQ.FTS.B, 5.553%, 4/30/27	52,271	49,886
[a]10008119.SQ.FTS.B, 5.804%, 4/30/27	18,539	17,438
[a]10005943.SQ.FTS.B, 5.813%, 4/30/27	3,099	2,882
[a]10012319.SQ.FTS.B, 5.822%, 4/30/27	1,410	1,353
[a]10006695.SQ.FTS.B, 6.176%, 4/30/27	5,173	4,851
[a]10005311.SQ.FTS.B, 6.178%, 4/30/27	7,277	6,593
[a]10006212.SQ.FTS.B, 6.18%, 4/30/27	43,242	41,170
[a]10012467.SQ.FTS.B, 6.181%, 4/30/27	41,756	34,353
[a]10012142.SQ.FTS.B, 6.182%, 4/30/27	18,216	14,988
[a]10008316.SQ.FTS.B, 6.196%, 4/30/27	1,690	1,606
[a]10013826.SQ.FTS.B, 6.199%, 4/30/27	847	814
[a]10013192.SQ.FTS.B, 6.339%, 4/30/27	2,286	2,069
[a]10008104.SQ.FTS.B, 6.344%, 4/30/27	1,941	1,841
[a]10006716.SQ.FTS.B, 6.348%, 4/30/27	2,425	2,289
[a]10005830.SQ.FTS.B, 6.481%, 4/30/27	1,193	1,151
[a]10010462.SQ.FTS.B, 6.494%, 4/30/27	5,163	4,688
[a]10013317.SQ.FTS.B, 6.495%, 4/30/27	20,175	18,485
[a]10005721.SQ.FTS.B, 6.498%, 4/30/27	2,530	2,362
[a]10010402.SQ.FTS.B, 6.498%, 4/30/27	5,645	4,341
[a]10007088.SQ.FTS.B, 6.506%, 4/30/27	1,442	1,136
[a]10014073.SQ.FTS.B, 4.547%, 5/01/27	7,571	7,222
[a]10013923.SQ.FTS.B, 4.549%, 5/01/27	16,049	15,238
[a]10014183.SQ.FTS.B, 4.549%, 5/01/27	6,755	6,451
[a]10014246.SQ.FTS.B, 4.549%, 5/01/27	17,161	16,455
[a]10014649.SQ.FTS.B, 4.549%, 5/01/27	3,210	3,048
[a]10014533.SQ.FTS.B, 4.551%, 5/01/27	8,361	8,013
[a]10014456.SQ.FTS.B, 4.987%, 5/01/27	7,216	6,859
[a]10014437.SQ.FTS.B, 5.001%, 5/01/27	2,391	2,235
[a]10014407.SQ.FTS.B, 5.297%, 5/01/27	2,949	2,809
[a]10014620.SQ.FTS.B, 5.298%, 5/01/27	3,597	3,384
[a]10014640.SQ.FTS.B, 5.335%, 5/01/27	1,102	1,055
[a]10014450.SQ.FTS.B, 5.344%, 5/01/27	889	605

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	85

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10014143.SQ.FTS.B, 6.18%, 5/01/27	$6,555	$6,188
[a]10014376.SQ.FTS.B, 6.18%, 5/01/27	3,332	3,178
[a]10014711.SQ.FTS.B, 6.183%, 5/01/27	5,425	5,089
[a]10014514.SQ.FTS.B, 6.332%, 5/01/27	2,730	2,576
[a]10014680.SQ.FTS.B, 6.34%, 5/01/27	2,461	2,281
[a]10014053.SQ.FTS.B, 6.485%, 5/01/27	1,787	1,690
[a]10013891.SQ.FTS.B, 6.486%, 5/01/27	1,676	1,592
[a]10013905.SQ.FTS.B, 6.499%, 5/01/27	4,112	3,914
[a]10014034.SQ.FTS.B, 6.499%, 5/01/27	1,380	1,335
[a]10014872.SQ.FTS.B, 4.549%, 5/02/27	29,537	28,258
[a]10015352.SQ.FTS.B, 4.549%, 5/02/27	8,929	8,542
[a]10015443.SQ.FTS.B, 4.55%, 5/02/27	11,536	11,031
[a]10015336.SQ.FTS.B, 4.557%, 5/02/27	3,197	3,035
[a]10015535.SQ.FTS.B, 4.988%, 5/02/27	35,212	31,292
[a]10015174.SQ.FTS.B, 5.303%, 5/02/27	20,305	19,246
[a]10014810.SQ.FTS.B, 5.812%, 5/02/27	2,584	2,184
[a]10015170.SQ.FTS.B, 6.243%, 5/02/27	400	384
[a]10015134.SQ.FTS.B, 6.343%, 5/02/27	4,187	3,918
[a]10014826.SQ.FTS.B, 6.494%, 5/02/27	3,611	3,402
[a]10014766.SQ.FTS.B, 6.502%, 5/02/27	3,947	3,134
[a]10016682.SQ.FTS.B, 4.541%, 5/03/27	2,286	2,186
[a]10021136.SQ.FTS.B, 4.543%, 5/03/27	1,915	1,834
[a]10019735.SQ.FTS.B, 4.547%, 5/03/27	4,443	4,249
[a]10017318.SQ.FTS.B, 4.549%, 5/03/27	37,201	35,590
[a]10019307.SQ.FTS.B, 4.549%, 5/03/27	9,721	9,286
[a]10019393.SQ.FTS.B, 4.549%, 5/03/27	17,352	16,574
[a]10019913.SQ.FTS.B, 4.549%, 5/03/27	37,262	34,462
[a]10021741.SQ.FTS.B, 4.549%, 5/03/27	4,825	4,609
[a]10021786.SQ.FTS.B, 4.549%, 5/03/27	6,556	6,262
[a]10021902.SQ.FTS.B, 4.549%, 5/03/27	16,540	15,852
[a]10020473.SQ.FTS.B, 4.55%, 5/03/27	39,324	37,334
[a]10016726.SQ.FTS.B, 4.552%, 5/03/27	8,446	8,098
[a]10018575.SQ.FTS.B, 4.988%, 5/03/27	47,210	44,988
[a]10021270.SQ.FTS.B, 4.988%, 5/03/27	62,450	59,336
[a]10019225.SQ.FTS.B, 5.3%, 5/03/27	5,607	5,276
[a]10022170.SQ.FTS.B, 5.303%, 5/03/27	20,088	18,902
[a]10019666.SQ.FTS.B, 5.327%, 5/03/27	1,731	1,667
[a]10016720.SQ.FTS.B, 5.343%, 5/03/27	1,032	865
[a]10019649.SQ.FTS.B, 5.553%, 5/03/27	2,100	1,821
[a]10020275.SQ.FTS.B, 5.804%, 5/03/27	16,951	16,148
[a]10020946.SQ.FTS.B, 5.804%, 5/03/27	7,655	7,355
[a]10022139.SQ.FTS.B, 5.804%, 5/03/27	4,707	4,448
[a]10021098.SQ.FTS.B, 5.805%, 5/03/27	3,082	2,978
[a]10017224.SQ.FTS.B, 6.109%, 5/03/27	1,839	1,742
[a]10020836.SQ.FTS.B, 6.118%, 5/03/27	11,826	10,556
[a]10022084.SQ.FTS.B, 6.179%, 5/03/27	9,289	8,421
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10018379.SQ.FTS.B, 6.339%, 5/03/27	$6,066	$5,592
[a]10019821.SQ.FTS.B, 6.34%, 5/03/27	7,657	6,713
[a]10021074.SQ.FTS.B, 6.34%, 5/03/27	4,287	3,980
[a]10020239.SQ.FTS.B, 6.483%, 5/03/27	1,690	1,598
[a]10021166.SQ.FTS.B, 6.493%, 5/03/27	10,149	8,006
[a]10016707.SQ.FTS.B, 6.494%, 5/03/27	750	727
[a]10024434.SQ.FTS.B, 4.549%, 5/04/27	3,830	3,663
[a]10025630.SQ.FTS.B, 4.549%, 5/04/27	36,220	33,525
[a]10026904.SQ.FTS.B, 4.549%, 5/04/27	2,557	2,454
[a]10026934.SQ.FTS.B, 4.549%, 5/04/27	8,531	8,167
[a]10027024.SQ.FTS.B, 4.549%, 5/04/27	49,623	45,914
[a]10027467.SQ.FTS.B, 4.549%, 5/04/27	46,261	44,331
[a]10022665.SQ.FTS.B, 4.551%, 5/04/27	17,767	16,996
[a]10023724.SQ.FTS.B, 4.987%, 5/04/27	15,499	14,685
[a]10024666.SQ.FTS.B, 4.988%, 5/04/27	38,410	34,238
[a]10025972.SQ.FTS.B, 4.989%, 5/04/27	40,393	38,484
[a]10027944.SQ.FTS.B, 5.302%, 5/04/27	16,311	15,574
[a]10026284.SQ.FTS.B, 5.304%, 5/04/27	19,787	17,237
[a]10027446.SQ.FTS.B, 5.348%, 5/04/27	1,589	1,426
[a]10023317.SQ.FTS.B, 5.553%, 5/04/27	5,854	5,496
[a]10023702.SQ.FTS.B, 5.553%, 5/04/27	881	841
[a]10025335.SQ.FTS.B, 5.554%, 5/04/27	11,764	11,150
[a]10023250.SQ.FTS.B, 5.555%, 5/04/27	2,803	2,683
[a]10023686.SQ.FTS.B, 5.574%, 5/04/27	1,192	1,146
[a]10025433.SQ.FTS.B, 5.804%, 5/04/27	17,522	16,833
[a]10023160.SQ.FTS.B, 5.839%, 5/04/27	735	705
[a]10024316.SQ.FTS.B, 6.175%, 5/04/27	2,970	2,786
[a]10025031.SQ.FTS.B, 6.18%, 5/04/27	25,276	24,065
[a]10024511.SQ.FTS.B, 6.183%, 5/04/27	9,795	9,251
[a]10023182.SQ.FTS.B, 6.485%, 5/04/27	1,987	1,903
[a]10023455.SQ.FTS.B, 6.491%, 5/04/27	5,614	5,414
[a]10027909.SQ.FTS.B, 6.491%, 5/04/27	1,841	1,781
[a]10024364.SQ.FTS.B, 6.494%, 5/04/27	4,925	4,539
[a]10026521.SQ.FTS.B, 6.494%, 5/04/27	35,518	28,367
[a]10026263.SQ.FTS.B, 6.496%, 5/04/27	1,129	902
[a]10025603.SQ.FTS.B, 6.5%, 5/04/27	1,888	1,821
[a]10030712.SQ.FTS.B, 4.546%, 5/05/27	3,377	3,226
[a]10033171.SQ.FTS.B, 4.547%, 5/05/27	7,119	6,819
[a]10029672.SQ.FTS.B, 4.548%, 5/05/27	6,155	5,841
[a]10031461.SQ.FTS.B, 4.548%, 5/05/27	4,481	4,264
[a]10028735.SQ.FTS.B, 4.549%, 5/05/27	7,282	6,962
[a]10028916.SQ.FTS.B, 4.549%, 5/05/27	2,885	2,761
[a]10029487.SQ.FTS.B, 4.549%, 5/05/27	7,943	7,558
[a]10030589.SQ.FTS.B, 4.549%, 5/05/27	1,724	1,649
[a]10030690.SQ.FTS.B, 4.549%, 5/05/27	1,590	1,513
[a]10033281.SQ.FTS.B, 4.549%, 5/05/27	15,464	14,312

86	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10032458.SQ.FTS.B, 4.55%, 5/05/27	$52,931	$50,633
[a]10031557.SQ.FTS.B, 4.552%, 5/05/27	4,278	4,071
[a]10030252.SQ.FTS.B, 4.553%, 5/05/27	7,218	6,906
[a]10031367.SQ.FTS.B, 4.553%, 5/05/27	8,393	8,009
[a]10033116.SQ.FTS.B, 4.554%, 5/05/27	5,947	5,689
[a]10031613.SQ.FTS.B, 4.555%, 5/05/27	5,403	5,130
[a]10031713.SQ.FTS.B, 4.555%, 5/05/27	4,125	3,934
[a]10031787.SQ.FTS.B, 4.988%, 5/05/27	9,901	9,333
[a]10031935.SQ.FTS.B, 4.988%, 5/05/27	67,263	64,079
[a]10030767.SQ.FTS.B, 5.281%, 5/05/27	238	224
[a]10029027.SQ.FTS.B, 5.302%, 5/05/27	11,061	10,557
[a]10028232.SQ.FTS.B, 5.304%, 5/05/27	13,184	11,501
[a]10030419.SQ.FTS.B, 5.304%, 5/05/27	6,775	6,505
[a]10030629.SQ.FTS.B, 5.315%, 5/05/27	2,343	2,232
[a]10028058.SQ.FTS.B, 5.552%, 5/05/27	5,555	4,826
[a]10030610.SQ.FTS.B, 5.553%, 5/05/27	1,972	1,861
[a]10031886.SQ.FTS.B, 5.556%, 5/05/27	6,182	5,805
[a]10032988.SQ.FTS.B, 5.806%, 5/05/27	15,373	14,102
[a]10030660.SQ.FTS.B, 5.813%, 5/05/27	3,393	3,188
[a]10029478.SQ.FTS.B, 6.078%, 5/05/27	480	453
[a]10033161.SQ.FTS.B, 6.118%, 5/05/27	403	379
[a]10030346.SQ.FTS.B, 6.177%, 5/05/27	5,790	5,500
[a]10033143.SQ.FTS.B, 6.196%, 5/05/27	929	890
[a]10029790.SQ.FTS.B, 6.337%, 5/05/27	34,392	31,192
[a]10028445.SQ.FTS.B, 6.339%, 5/05/27	10,614	10,002
[a]10028703.SQ.FTS.B, 6.346%, 5/05/27	1,676	1,579
[a]10030686.SQ.FTS.B, 6.472%, 5/05/27	906	853
[a]10030786.SQ.FTS.B, 6.493%, 5/05/27	11,722	11,043
[a]10030521.SQ.FTS.B, 6.496%, 5/05/27	6,823	6,429
[a]10029410.SQ.FTS.B, 6.503%, 5/05/27	2,315	2,233
[a]10031544.SQ.FTS.B, 6.505%, 5/05/27	1,422	1,116
[a]10040627.SQ.FTS.B, 4.544%, 5/06/27	5,012	4,778
[a]10038083.SQ.FTS.B, 4.548%, 5/06/27	4,869	4,653
[a]10036854.SQ.FTS.B, 4.549%, 5/06/27	30,206	28,742
[a]10037435.SQ.FTS.B, 4.549%, 5/06/27	2,798	2,683
[a]10040520.SQ.FTS.B, 4.549%, 5/06/27	13,556	12,997
[a]10040863.SQ.FTS.B, 4.549%, 5/06/27	85,463	81,679
[a]10041557.SQ.FTS.B, 4.549%, 5/06/27	3,075	2,944
[a]10041627.SQ.FTS.B, 4.549%, 5/06/27	10,776	10,293
[a]10038249.SQ.FTS.B, 4.551%, 5/06/27	6,472	6,196
[a]10039099.SQ.FTS.B, 4.551%, 5/06/27	15,870	14,689
[a]10041865.SQ.FTS.B, 4.551%, 5/06/27	8,159	7,782
[a]10041764.SQ.FTS.B, 4.552%, 5/06/27	11,036	10,566
[a]10040686.SQ.FTS.B, 4.557%, 5/06/27	3,649	3,378
[a]10038677.SQ.FTS.B, 4.985%, 5/06/27	1,990	1,890
[a]10036727.SQ.FTS.B, 4.988%, 5/06/27	7,358	6,969
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10039821.SQ.FTS.B, 4.988%, 5/06/27	$37,923	$35,443
[a]10040199.SQ.FTS.B, 4.988%, 5/06/27	15,297	13,653
[a]10040393.SQ.FTS.B, 5.305%, 5/06/27	10,410	9,798
[a]10040371.SQ.FTS.B, 5.306%, 5/06/27	1,675	1,577
[a]10041575.SQ.FTS.B, 5.311%, 5/06/27	3,491	3,281
[a]10038392.SQ.FTS.B, 5.333%, 5/06/27	6,835	6,342
[a]10040699.SQ.FTS.B, 5.335%, 5/06/27	8,350	7,984
[a]10040842.SQ.FTS.B, 5.536%, 5/06/27	1,512	1,316
[a]10038486.SQ.FTS.B, 5.551%, 5/06/27	11,088	10,462
[a]10039316.SQ.FTS.B, 5.553%, 5/06/27	3,887	3,670
[a]10037626.SQ.FTS.B, 5.802%, 5/06/27	10,701	10,049
[a]10039393.SQ.FTS.B, 5.809%, 5/06/27	5,001	4,746
[a]10038689.SQ.FTS.B, 6.1%, 5/06/27	1,505	1,062
[a]10040819.SQ.FTS.B, 6.18%, 5/06/27	961	902
[a]10038016.SQ.FTS.B, 6.332%, 5/06/27	708	687
[a]10037479.SQ.FTS.B, 6.486%, 5/06/27	2,102	1,857
[a]10037525.SQ.FTS.B, 6.487%, 5/06/27	3,244	3,055
[a]10039538.SQ.FTS.B, 6.493%, 5/06/27	18,789	15,058
[a]10038782.SQ.FTS.B, 6.494%, 5/06/27	3,864	3,616
[a]10038825.SQ.FTS.B, 6.494%, 5/06/27	19,686	17,966
[a]10038709.SQ.FTS.B, 6.499%, 5/06/27	6,436	5,793
[a]10040850.SQ.FTS.B, 6.504%, 5/06/27	1,250	1,170
[a]10046972.SQ.FTS.B, 4.535%, 5/07/27	2,015	1,925
[a]10047656.SQ.FTS.B, 4.548%, 5/07/27	5,941	5,501
[a]10045312.SQ.FTS.B, 4.549%, 5/07/27	3,325	3,183
[a]10046022.SQ.FTS.B, 4.549%, 5/07/27	11,645	11,075
[a]10047758.SQ.FTS.B, 4.549%, 5/07/27	616	586
[a]10047807.SQ.FTS.B, 4.549%, 5/07/27	66,653	63,563
[a]10048731.SQ.FTS.B, 4.549%, 5/07/27	20,364	19,327
[a]10049011.SQ.FTS.B, 4.549%, 5/07/27	4,760	4,556
[a]10047180.SQ.FTS.B, 4.55%, 5/07/27	31,175	29,652
[a]10049061.SQ.FTS.B, 4.551%, 5/07/27	8,496	8,110
[a]10048554.SQ.FTS.B, 4.988%, 5/07/27	17,406	16,272
[a]10047017.SQ.FTS.B, 4.989%, 5/07/27	9,596	9,169
[a]10045359.SQ.FTS.B, 5.302%, 5/07/27	34,054	32,314
[a]10047161.SQ.FTS.B, 5.331%, 5/07/27	1,681	1,190
[a]10048817.SQ.FTS.B, 5.333%, 5/07/27	2,152	1,977
[a]10048375.SQ.FTS.B, 5.552%, 5/07/27	14,290	13,615
[a]10046489.SQ.FTS.B, 5.553%, 5/07/27	29,230	20,543
[a]10047766.SQ.FTS.B, 5.556%, 5/07/27	5,443	5,204
[a]10045273.SQ.FTS.B, 5.557%, 5/07/27	3,952	3,779
[a]10048838.SQ.FTS.B, 5.804%, 5/07/27	7,480	7,222
[a]10046333.SQ.FTS.B, 6.186%, 5/07/27	2,019	1,945
[a]10047716.SQ.FTS.B, 6.472%, 5/07/27	1,310	1,157
[a]10049148.SQ.FTS.B, 6.495%, 5/07/27	57,712	54,537
[a]10045194.SQ.FTS.B, 6.501%, 5/07/27	3,981	3,714

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	87

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10045332.SQ.FTS.B, 6.507%, 5/07/27	$2,081	$1,900
[a]10050294.SQ.FTS.B, 4.545%, 5/08/27	2,149	2,039
[a]10050034.SQ.FTS.B, 4.55%, 5/08/27	33,147	31,718
[a]10050389.SQ.FTS.B, 4.553%, 5/08/27	1,695	1,619
[a]10050429.SQ.FTS.B, 4.553%, 5/08/27	7,807	7,459
[a]10050369.SQ.FTS.B, 4.988%, 5/08/27	3,194	3,060
[a]10050398.SQ.FTS.B, 4.988%, 5/08/27	3,822	3,639
[a]10049855.SQ.FTS.B, 4.989%, 5/08/27	16,617	12,139
[a]10049991.SQ.FTS.B, 5.305%, 5/08/27	4,994	4,781
[a]10050735.SQ.FTS.B, 5.554%, 5/08/27	14,570	14,058
[a]10050310.SQ.FTS.B, 5.801%, 5/08/27	5,757	5,371
[a]10050490.SQ.FTS.B, 5.804%, 5/08/27	2,363	2,268
[a]10049979.SQ.FTS.B, 6.127%, 5/08/27	1,278	1,170
[a]10050528.SQ.FTS.B, 6.18%, 5/08/27	26,037	24,595
[a]10051599.SQ.FTS.B, 4.545%, 5/09/27	3,151	2,997
[a]10051689.SQ.FTS.B, 4.548%, 5/09/27	11,781	11,256
[a]10051118.SQ.FTS.B, 4.549%, 5/09/27	13,307	12,712
[a]10050922.SQ.FTS.B, 4.988%, 5/09/27	20,053	18,998
[a]10051061.SQ.FTS.B, 5.296%, 5/09/27	3,958	3,763
[a]10051401.SQ.FTS.B, 5.329%, 5/09/27	2,835	2,638
[a]10051263.SQ.FTS.B, 5.334%, 5/09/27	4,700	4,459
[a]10051624.SQ.FTS.B, 5.808%, 5/09/27	1,482	1,407
[a]10051655.SQ.FTS.B, 5.808%, 5/09/27	3,719	3,545
[a]10051515.SQ.FTS.B, 6.118%, 5/09/27	4,238	2,634
[a]10051431.SQ.FTS.B, 6.179%, 5/09/27	11,114	10,433
[a]10051552.SQ.FTS.B, 6.182%, 5/09/27	7,313	6,912
[a]10051310.SQ.FTS.B, 6.493%, 5/09/27	7,779	7,410
[a]10051634.SQ.FTS.B, 6.496%, 5/09/27	1,613	1,554
[a]10051103.SQ.FTS.B, 6.499%, 5/09/27	1,132	1,088
[a]10051229.SQ.FTS.B, 6.499%, 5/09/27	3,209	3,019
[a]10053926.SQ.FTS.B, 4.545%, 5/10/27	6,110	5,837
[a]10052893.SQ.FTS.B, 4.549%, 5/10/27	20,603	19,698
[a]10053450.SQ.FTS.B, 4.549%, 5/10/27	1,903	1,821
[a]10053512.SQ.FTS.B, 4.549%, 5/10/27	27,084	25,155
[a]10054154.SQ.FTS.B, 4.549%, 5/10/27	32,040	29,719
[a]10054682.SQ.FTS.B, 4.549%, 5/10/27	16,777	16,016
[a]10054894.SQ.FTS.B, 4.549%, 5/10/27	98,005	93,650
[a]10055982.SQ.FTS.B, 4.549%, 5/10/27	21,740	20,623
[a]10056201.SQ.FTS.B, 4.55%, 5/10/27	22,532	21,544
[a]10052822.SQ.FTS.B, 4.551%, 5/10/27	1,564	1,498
[a]10052395.SQ.FTS.B, 4.988%, 5/10/27	18,197	17,433
[a]10056149.SQ.FTS.B, 5.3%, 5/10/27	1,583	1,515
[a]10056375.SQ.FTS.B, 5.303%, 5/10/27	15,441	14,779
[a]10056159.SQ.FTS.B, 5.551%, 5/10/27	5,550	5,240
[a]10054039.SQ.FTS.B, 5.802%, 5/10/27	6,071	5,217
[a]10056646.SQ.FTS.B, 5.804%, 5/10/27	75,061	70,989
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10054023.SQ.FTS.B, 6.32%, 5/10/27	$1,683	$1,530
[a]10054501.SQ.FTS.B, 6.339%, 5/10/27	7,541	7,032
[a]10054628.SQ.FTS.B, 6.5%, 5/10/27	4,712	4,311
[a]10054497.SQ.FTS.B, 6.516%, 5/10/27	947	902
[a]10058866.SQ.FTS.B, 4.546%, 5/11/27	5,440	5,197
[a]10057703.SQ.FTS.B, 4.549%, 5/11/27	1,863	1,768
[a]10058215.SQ.FTS.B, 4.549%, 5/11/27	3,355	3,204
[a]10058235.SQ.FTS.B, 4.549%, 5/11/27	32,918	31,227
[a]10058376.SQ.FTS.B, 4.549%, 5/11/27	12,649	12,114
[a]10058471.SQ.FTS.B, 4.549%, 5/11/27	59,499	56,836
[a]10058901.SQ.FTS.B, 4.549%, 5/11/27	17,640	16,885
[a]10058023.SQ.FTS.B, 4.551%, 5/11/27	15,631	14,921
[a]10058420.SQ.FTS.B, 4.551%, 5/11/27	16,684	15,830
[a]10057232.SQ.FTS.B, 4.555%, 5/11/27	5,088	4,857
[a]10058123.SQ.FTS.B, 4.555%, 5/11/27	5,899	5,474
[a]10058149.SQ.FTS.B, 4.988%, 5/11/27	7,841	7,443
[a]10057402.SQ.FTS.B, 4.989%, 5/11/27	22,865	21,563
[a]10057762.SQ.FTS.B, 5.302%, 5/11/27	18,081	16,826
[a]10057904.SQ.FTS.B, 5.551%, 5/11/27	17,074	15,830
[a]10057272.SQ.FTS.B, 5.552%, 5/11/27	18,114	17,102
[a]10057595.SQ.FTS.B, 5.553%, 5/11/27	11,076	10,562
[a]10057715.SQ.FTS.B, 6.107%, 5/11/27	1,101	1,024
[a]10058207.SQ.FTS.B, 6.172%, 5/11/27	1,132	1,063
[a]10057385.SQ.FTS.B, 6.18%, 5/11/27	1,794	1,685
[a]10057728.SQ.FTS.B, 6.185%, 5/11/27	5,565	5,347
[a]10057882.SQ.FTS.B, 6.185%, 5/11/27	2,888	2,730
[a]10058770.SQ.FTS.B, 6.494%, 5/11/27	23,096	21,820
[a]10061715.SQ.FTS.B, 4.549%, 5/12/27	14,218	13,613
[a]10062095.SQ.FTS.B, 4.549%, 5/12/27	64,275	61,439
[a]10062861.SQ.FTS.B, 4.549%, 5/12/27	12,887	12,304
[a]10060835.SQ.FTS.B, 4.55%, 5/12/27	25,029	23,932
[a]10060216.SQ.FTS.B, 4.551%, 5/12/27	9,057	8,655
[a]10061639.SQ.FTS.B, 4.552%, 5/12/27	4,557	4,357
[a]10060502.SQ.FTS.B, 4.553%, 5/12/27	8,705	8,282
[a]10060769.SQ.FTS.B, 5.302%, 5/12/27	2,303	2,186
[a]10063267.SQ.FTS.B, 5.302%, 5/12/27	24,108	22,698
[a]10061583.SQ.FTS.B, 5.332%, 5/12/27	4,600	4,328
[a]10060733.SQ.FTS.B, 5.337%, 5/12/27	1,941	1,850
[a]10061958.SQ.FTS.B, 5.553%, 5/12/27	10,340	9,797
[a]10063788.SQ.FTS.B, 5.553%, 5/12/27	6,059	5,722
[a]10061254.SQ.FTS.B, 5.804%, 5/12/27	21,636	20,534
[a]10063036.SQ.FTS.B, 5.804%, 5/12/27	16,552	15,657
[a]10063779.SQ.FTS.B, 5.804%, 5/12/27	1,018	952
[a]10060019.SQ.FTS.B, 5.806%, 5/12/27	1,638	1,549
[a]10063694.SQ.FTS.B, 5.806%, 5/12/27	5,435	5,214
[a]10063028.SQ.FTS.B, 5.828%, 5/12/27	1,424	1,230

88	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10059527.SQ.FTS.B, 6.18%, 5/12/27	$25,859	$21,932
[a]10061212.SQ.FTS.B, 6.18%, 5/12/27	5,371	4,556
[a]10059497.SQ.FTS.B, 6.344%, 5/12/27	4,318	4,067
[a]10060459.SQ.FTS.B, 6.484%, 5/12/27	874	833
[a]10060068.SQ.FTS.B, 6.496%, 5/12/27	4,053	3,819
[a]10063219.SQ.FTS.B, 6.498%, 5/12/27	2,782	2,547
[a]10063760.SQ.FTS.B, 6.505%, 5/12/27	2,001	1,871
[a]10070582.SQ.FTS.B, 4.535%, 5/13/27	2,082	1,984
[a]10068420.SQ.FTS.B, 4.541%, 5/13/27	2,852	2,718
[a]10069149.SQ.FTS.B, 4.549%, 5/13/27	41,548	38,600
[a]10070673.SQ.FTS.B, 4.55%, 5/13/27	46,875	44,759
[a]10068892.SQ.FTS.B, 4.551%, 5/13/27	8,993	8,588
[a]10069811.SQ.FTS.B, 4.551%, 5/13/27	14,530	13,887
[a]10070071.SQ.FTS.B, 4.551%, 5/13/27	7,216	6,897
[a]10070136.SQ.FTS.B, 4.551%, 5/13/27	18,970	18,123
[a]10068724.SQ.FTS.B, 4.552%, 5/13/27	11,351	10,546
[a]10070393.SQ.FTS.B, 4.552%, 5/13/27	12,736	12,121
[a]10071694.SQ.FTS.B, 4.555%, 5/13/27	5,396	5,158
[a]10066794.SQ.FTS.B, 4.988%, 5/13/27	14,009	13,296
[a]10067583.SQ.FTS.B, 4.988%, 5/13/27	17,227	16,451
[a]10068830.SQ.FTS.B, 4.988%, 5/13/27	4,030	3,822
[a]10070232.SQ.FTS.B, 5.301%, 5/13/27	5,879	5,589
[a]10068536.SQ.FTS.B, 5.302%, 5/13/27	9,629	9,152
[a]10067956.SQ.FTS.B, 5.303%, 5/13/27	20,445	19,491
[a]10068664.SQ.FTS.B, 5.305%, 5/13/27	4,251	4,041
[a]10070124.SQ.FTS.B, 5.325%, 5/13/27	2,603	2,400
[a]10069956.SQ.FTS.B, 5.338%, 5/13/27	5,830	5,447
[a]10069033.SQ.FTS.B, 5.342%, 5/13/27	1,438	1,389
[a]10068499.SQ.FTS.B, 5.545%, 5/13/27	2,279	2,158
[a]10067168.SQ.FTS.B, 5.553%, 5/13/27	12,881	12,198
[a]10067562.SQ.FTS.B, 5.553%, 5/13/27	1,010	953
[a]10070622.SQ.FTS.B, 5.553%, 5/13/27	3,985	3,764
[a]10069767.SQ.FTS.B, 5.804%, 5/13/27	2,022	1,900
[a]10071272.SQ.FTS.B, 5.806%, 5/13/27	7,117	6,730
[a]10067095.SQ.FTS.B, 5.807%, 5/13/27	4,605	4,326
[a]10071355.SQ.FTS.B, 6.176%, 5/13/27	2,628	2,513
[a]10066953.SQ.FTS.B, 6.178%, 5/13/27	8,039	7,689
[a]10069052.SQ.FTS.B, 6.18%, 5/13/27	3,747	3,605
[a]10070023.SQ.FTS.B, 6.18%, 5/13/27	1,397	1,346
[a]10069136.SQ.FTS.B, 6.346%, 5/13/27	1,198	1,122
[a]10070543.SQ.FTS.B, 6.459%, 5/13/27	120	116
[a]10070555.SQ.FTS.B, 6.482%, 5/13/27	1,379	1,305
[a]10067376.SQ.FTS.B, 6.488%, 5/13/27	5,395	4,426
[a]10070290.SQ.FTS.B, 6.493%, 5/13/27	10,995	9,020
[a]10071125.SQ.FTS.B, 6.493%, 5/13/27	13,178	11,789
[a]10071415.SQ.FTS.B, 6.494%, 5/13/27	20,811	19,845
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10067519.SQ.FTS.B, 6.504%, 5/13/27	$2,506	$2,367
[a]10071856.SQ.FTS.B, 4.549%, 5/14/27	13,418	12,732
[a]10072030.SQ.FTS.B, 4.549%, 5/14/27	9,942	9,509
[a]10072312.SQ.FTS.B, 4.549%, 5/14/27	3,344	3,197
[a]10072408.SQ.FTS.B, 4.549%, 5/14/27	7,873	7,524
[a]10073843.SQ.FTS.B, 4.549%, 5/14/27	6,987	6,671
[a]10074235.SQ.FTS.B, 4.549%, 5/14/27	2,866	2,725
[a]10074919.SQ.FTS.B, 4.549%, 5/14/27	24,089	23,037
[a]10074279.SQ.FTS.B, 4.55%, 5/14/27	22,713	21,668
[a]10073657.SQ.FTS.B, 4.551%, 5/14/27	9,000	8,371
[a]10076016.SQ.FTS.B, 4.553%, 5/14/27	8,455	8,081
[a]10074831.SQ.FTS.B, 4.555%, 5/14/27	4,622	4,429
[a]10073782.SQ.FTS.B, 4.557%, 5/14/27	3,778	3,593
[a]10072946.SQ.FTS.B, 4.558%, 5/14/27	3,428	3,279
[a]10075392.SQ.FTS.B, 4.989%, 5/14/27	43,589	41,313
[a]10075160.SQ.FTS.B, 5.302%, 5/14/27	30,792	29,222
[a]10073174.SQ.FTS.B, 5.303%, 5/14/27	18,844	17,874
[a]10076264.SQ.FTS.B, 5.322%, 5/14/27	924	878
[a]10075113.SQ.FTS.B, 5.538%, 5/14/27	1,275	1,208
[a]10074638.SQ.FTS.B, 5.555%, 5/14/27	12,210	11,333
[a]10075144.SQ.FTS.B, 5.566%, 5/14/27	1,256	1,211
[a]10074764.SQ.FTS.B, 5.804%, 5/14/27	6,517	6,187
[a]10072288.SQ.FTS.B, 5.805%, 5/14/27	2,503	2,352
[a]10074535.SQ.FTS.B, 5.805%, 5/14/27	11,772	11,062
[a]10075119.SQ.FTS.B, 5.806%, 5/14/27	4,577	3,965
[a]10072150.SQ.FTS.B, 6.118%, 5/14/27	5,146	4,889
[a]10074036.SQ.FTS.B, 6.151%, 5/14/27	596	566
[a]10071777.SQ.FTS.B, 6.171%, 5/14/27	3,370	2,872
[a]10073024.SQ.FTS.B, 6.176%, 5/14/27	7,003	5,968
[a]10076276.SQ.FTS.B, 6.177%, 5/14/27	2,977	2,825
[a]10072562.SQ.FTS.B, 6.336%, 5/14/27	12,357	11,640
[a]10072360.SQ.FTS.B, 6.491%, 5/14/27	3,744	3,601
[a]10073580.SQ.FTS.B, 6.492%, 5/14/27	5,986	5,359
[a]10074104.SQ.FTS.B, 6.497%, 5/14/27	9,985	9,518
[a]10074039.SQ.FTS.B, 6.501%, 5/14/27	2,978	2,793
[a]10076617.SQ.FTS.B, 4.547%, 5/15/27	9,515	9,093
[a]10076376.SQ.FTS.B, 4.548%, 5/15/27	4,544	4,342
[a]10076408.SQ.FTS.B, 4.548%, 5/15/27	3,924	3,752
[a]10076418.SQ.FTS.B, 4.549%, 5/15/27	14,425	13,681
[a]10076505.SQ.FTS.B, 4.549%, 5/15/27	2,950	2,832
[a]10076977.SQ.FTS.B, 4.549%, 5/15/27	9,473	9,074
[a]10077057.SQ.FTS.B, 4.549%, 5/15/27	22,168	21,167
[a]10076330.SQ.FTS.B, 4.562%, 5/15/27	2,566	2,447
[a]10076784.SQ.FTS.B, 4.562%, 5/15/27	2,396	2,293
[a]10076855.SQ.FTS.B, 4.992%, 5/15/27	2,094	2,009
[a]10076567.SQ.FTS.B, 5.309%, 5/15/27	654	631

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	89

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10076893.SQ.FTS.B, 5.343%, 5/15/27	$1,131	$842
[a]10076874.SQ.FTS.B, 5.545%, 5/15/27	2,154	2,052
[a]10076902.SQ.FTS.B, 5.545%, 5/15/27	3,578	3,363
[a]10076963.SQ.FTS.B, 5.55%, 5/15/27	2,598	2,460
[a]10076399.SQ.FTS.B, 5.564%, 5/15/27	2,094	1,983
[a]10076575.SQ.FTS.B, 5.798%, 5/15/27	1,488	1,413
[a]10076520.SQ.FTS.B, 5.804%, 5/15/27	9,521	8,951
[a]10076591.SQ.FTS.B, 5.809%, 5/15/27	2,562	2,408
[a]10076357.SQ.FTS.B, 6.157%, 5/15/27	1,364	1,164
[a]10076368.SQ.FTS.B, 6.17%, 5/15/27	1,411	1,335
[a]10076927.SQ.FTS.B, 6.178%, 5/15/27	4,294	3,999
[a]10076772.SQ.FTS.B, 6.183%, 5/15/27	2,804	2,393
[a]10076687.SQ.FTS.B, 6.187%, 5/15/27	3,864	3,667
[a]10076718.SQ.FTS.B, 6.492%, 5/15/27	8,931	8,381
[a]10076802.SQ.FTS.B, 6.5%, 5/15/27	5,253	4,818
[a]10077869.SQ.FTS.B, 4.544%, 5/16/27	6,113	5,832
[a]10077299.SQ.FTS.B, 4.547%, 5/16/27	8,970	8,532
[a]10077518.SQ.FTS.B, 4.549%, 5/16/27	6,147	5,847
[a]10077557.SQ.FTS.B, 4.55%, 5/16/27	12,304	11,744
[a]10078060.SQ.FTS.B, 4.551%, 5/16/27	8,467	8,052
[a]10077695.SQ.FTS.B, 4.552%, 5/16/27	10,288	9,833
[a]10077818.SQ.FTS.B, 4.555%, 5/16/27	5,502	5,253
[a]10077914.SQ.FTS.B, 4.988%, 5/16/27	19,451	18,589
[a]10077507.SQ.FTS.B, 4.993%, 5/16/27	1,852	1,415
[a]10077368.SQ.FTS.B, 5.302%, 5/16/27	5,038	4,850
[a]10077339.SQ.FTS.B, 5.308%, 5/16/27	4,197	4,026
[a]10077248.SQ.FTS.B, 5.549%, 5/16/27	7,263	6,750
[a]10077204.SQ.FTS.B, 5.808%, 5/16/27	2,529	2,425
[a]10077291.SQ.FTS.B, 6.151%, 5/16/27	558	536
[a]10077416.SQ.FTS.B, 6.181%, 5/16/27	12,565	11,894
[a]10077778.SQ.FTS.B, 6.346%, 5/16/27	1,405	1,310
[a]10077213.SQ.FTS.B, 6.494%, 5/16/27	4,151	3,973
[a]10077639.SQ.FTS.B, 6.496%, 5/16/27	7,026	6,695
[a]10077786.SQ.FTS.B, 6.496%, 5/16/27	3,375	3,246
[a]10079136.SQ.FTS.B, 4.544%, 5/17/27	3,542	3,299
[a]10080470.SQ.FTS.B, 4.546%, 5/17/27	5,658	5,409
[a]10082325.SQ.FTS.B, 4.546%, 5/17/27	5,709	5,457
[a]10079764.SQ.FTS.B, 4.547%, 5/17/27	9,594	9,144
[a]10079193.SQ.FTS.B, 4.548%, 5/17/27	12,727	12,150
[a]10079986.SQ.FTS.B, 4.549%, 5/17/27	25,094	23,919
[a]10080581.SQ.FTS.B, 4.549%, 5/17/27	40,325	38,545
[a]10081091.SQ.FTS.B, 4.549%, 5/17/27	3,102	2,951
[a]10081306.SQ.FTS.B, 4.549%, 5/17/27	24,430	23,365
[a]10081616.SQ.FTS.B, 4.549%, 5/17/27	78,219	74,797
[a]10082454.SQ.FTS.B, 4.549%, 5/17/27	51,612	49,096
[a]10083349.SQ.FTS.B, 4.549%, 5/17/27	13,661	13,020
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10083506.SQ.FTS.B, 4.55%, 5/17/27	$58,759	$55,888
[a]10081225.SQ.FTS.B, 4.552%, 5/17/27	9,772	9,295
[a]10079048.SQ.FTS.B, 4.566%, 5/17/27	1,999	1,898
[a]10082389.SQ.FTS.B, 4.987%, 5/17/27	7,346	7,012
[a]10082867.SQ.FTS.B, 5.301%, 5/17/27	13,357	12,735
[a]10081141.SQ.FTS.B, 5.332%, 5/17/27	2,960	2,821
[a]10078992.SQ.FTS.B, 5.552%, 5/17/27	6,236	5,944
[a]10081028.SQ.FTS.B, 5.56%, 5/17/27	3,187	3,011
[a]10081201.SQ.FTS.B, 5.561%, 5/17/27	2,334	2,241
[a]10083249.SQ.FTS.B, 5.808%, 5/17/27	8,655	8,150
[a]10079038.SQ.FTS.B, 6.11%, 5/17/27	1,473	1,374
[a]10080999.SQ.FTS.B, 6.118%, 5/17/27	3,824	3,566
[a]10083493.SQ.FTS.B, 6.118%, 5/17/27	746	717
[a]10081576.SQ.FTS.B, 6.175%, 5/17/27	2,931	2,822
[a]10079523.SQ.FTS.B, 6.18%, 5/17/27	8,768	8,394
[a]10083502.SQ.FTS.B, 6.477%, 5/17/27	974	922
[a]10079461.SQ.FTS.B, 6.489%, 5/17/27	1,673	1,595
[a]10083019.SQ.FTS.B, 6.493%, 5/17/27	15,892	15,168
[a]10082997.SQ.FTS.B, 6.494%, 5/17/27	2,686	2,545
[a]10081505.SQ.FTS.B, 6.495%, 5/17/27	8,852	8,370
[a]10081558.SQ.FTS.B, 6.495%, 5/17/27	681	657
[a]10080532.SQ.FTS.B, 6.504%, 5/17/27	2,551	2,395
[a]10082858.SQ.FTS.B, 6.516%, 5/17/27	1,131	937
[a]10084716.SQ.FTS.B, 4.544%, 5/18/27	5,077	4,847
[a]10083867.SQ.FTS.B, 4.547%, 5/18/27	9,342	8,941
[a]10087465.SQ.FTS.B, 4.548%, 5/18/27	12,303	11,725
[a]10085055.SQ.FTS.B, 4.549%, 5/18/27	38,318	36,590
[a]10086202.SQ.FTS.B, 4.549%, 5/18/27	9,074	8,663
[a]10086785.SQ.FTS.B, 4.549%, 5/18/27	40,216	38,402
[a]10086115.SQ.FTS.B, 4.551%, 5/18/27	9,461	8,976
[a]10087257.SQ.FTS.B, 4.551%, 5/18/27	17,801	17,028
[a]10085881.SQ.FTS.B, 4.556%, 5/18/27	3,931	3,753
[a]10084453.SQ.FTS.B, 4.561%, 5/18/27	2,137	2,042
[a]10085867.SQ.FTS.B, 4.562%, 5/18/27	1,241	1,187
[a]10085938.SQ.FTS.B, 4.983%, 5/18/27	1,757	1,688
[a]10085580.SQ.FTS.B, 4.984%, 5/18/27	5,997	5,693
[a]10086308.SQ.FTS.B, 4.985%, 5/18/27	5,007	4,722
[a]10084799.SQ.FTS.B, 4.986%, 5/18/27	6,423	6,013
[a]10084068.SQ.FTS.B, 4.988%, 5/18/27	17,910	16,256
[a]10085669.SQ.FTS.B, 4.989%, 5/18/27	7,409	7,059
[a]10087607.SQ.FTS.B, 4.989%, 5/18/27	33,984	32,434
[a]10087539.SQ.FTS.B, 4.99%, 5/18/27	6,519	6,184
[a]10087406.SQ.FTS.B, 4.991%, 5/18/27	4,804	4,531
[a]10086407.SQ.FTS.B, 4.992%, 5/18/27	5,719	5,448
[a]10086434.SQ.FTS.B, 4.999%, 5/18/27	2,039	1,956
[a]10087862.SQ.FTS.B, 5.553%, 5/18/27	61,243	56,985

90	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10086360.SQ.FTS.B, 5.799%, 5/18/27	$3,943	$3,782
[a]10088310.SQ.FTS.B, 5.806%, 5/18/27	15,465	14,739
[a]10085971.SQ.FTS.B, 6.118%, 5/18/27	620	595
[a]10085983.SQ.FTS.B, 6.177%, 5/18/27	8,588	8,074
[a]10085764.SQ.FTS.B, 6.181%, 5/18/27	6,394	6,114
[a]10086462.SQ.FTS.B, 6.181%, 5/18/27	13,667	12,502
[a]10086662.SQ.FTS.B, 6.183%, 5/18/27	13,852	13,024
[a]10086601.SQ.FTS.B, 6.494%, 5/18/27	9,826	8,179
[a]10084478.SQ.FTS.B, 6.496%, 5/18/27	7,291	6,985
[a]10086593.SQ.FTS.B, 6.501%, 5/18/27	1,641	1,564
[a]10085962.SQ.FTS.B, 6.505%, 5/18/27	1,260	1,200
[a]10085917.SQ.FTS.B, 6.519%, 5/18/27	1,184	1,128
[a]10089898.SQ.FTS.B, 4.545%, 5/19/27	3,633	3,466
[a]10092416.SQ.FTS.B, 4.547%, 5/19/27	5,429	5,199
[a]10089028.SQ.FTS.B, 4.549%, 5/19/27	1,959	1,873
[a]10089959.SQ.FTS.B, 4.549%, 5/19/27	14,112	13,392
[a]10091511.SQ.FTS.B, 4.549%, 5/19/27	11,423	10,868
[a]10088671.SQ.FTS.B, 4.551%, 5/19/27	15,065	14,398
[a]10092301.SQ.FTS.B, 4.553%, 5/19/27	5,106	4,881
[a]10090219.SQ.FTS.B, 4.986%, 5/19/27	3,992	3,787
[a]10088502.SQ.FTS.B, 4.988%, 5/19/27	7,703	7,308
[a]10090695.SQ.FTS.B, 4.988%, 5/19/27	64,854	58,970
[a]10092855.SQ.FTS.B, 4.988%, 5/19/27	53,829	51,285
[a]10090610.SQ.FTS.B, 4.989%, 5/19/27	11,165	10,601
[a]10090496.SQ.FTS.B, 4.99%, 5/19/27	7,642	7,313
[a]10092317.SQ.FTS.B, 4.993%, 5/19/27	2,409	2,295
[a]10092509.SQ.FTS.B, 5.306%, 5/19/27	5,567	5,292
[a]10090265.SQ.FTS.B, 5.333%, 5/19/27	22,039	19,985
[a]10091903.SQ.FTS.B, 5.344%, 5/19/27	2,658	2,503
[a]10091360.SQ.FTS.B, 5.554%, 5/19/27	29,144	27,134
[a]10091629.SQ.FTS.B, 5.554%, 5/19/27	26,916	25,300
[a]10091556.SQ.FTS.B, 5.556%, 5/19/27	4,336	4,162
[a]10091927.SQ.FTS.B, 5.804%, 5/19/27	36,965	34,836
[a]10090601.SQ.FTS.B, 6.172%, 5/19/27	2,259	2,160
[a]10092486.SQ.FTS.B, 6.177%, 5/19/27	1,578	1,503
[a]10092381.SQ.FTS.B, 6.337%, 5/19/27	3,310	3,176
[a]10089079.SQ.FTS.B, 6.338%, 5/19/27	30,466	28,763
[a]10092357.SQ.FTS.B, 6.49%, 5/19/27	6,788	6,102
[a]10090143.SQ.FTS.B, 6.491%, 5/19/27	4,192	4,043
[a]10092843.SQ.FTS.B, 6.491%, 5/19/27	1,936	1,792
[a]10092474.SQ.FTS.B, 6.494%, 5/19/27	3,706	3,510
[a]10092565.SQ.FTS.B, 6.494%, 5/19/27	34,962	33,498
[a]10098864.SQ.FTS.B, 4.549%, 5/20/27	10,204	9,737
[a]10101149.SQ.FTS.B, 4.549%, 5/20/27	18,993	18,019
[a]10100555.SQ.FTS.B, 4.55%, 5/20/27	55,944	53,196
[a]10097694.SQ.FTS.B, 4.551%, 5/20/27	8,107	7,724
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10102565.SQ.FTS.B, 4.551%, 5/20/27	$16,752	$15,988
[a]10100394.SQ.FTS.B, 4.553%, 5/20/27	7,218	6,889
[a]10097480.SQ.FTS.B, 4.979%, 5/20/27	3,641	3,410
[a]10101637.SQ.FTS.B, 4.996%, 5/20/27	2,380	2,259
[a]10099289.SQ.FTS.B, 5.302%, 5/20/27	68,515	64,668
[a]10101669.SQ.FTS.B, 5.302%, 5/20/27	79,513	74,806
[a]10099266.SQ.FTS.B, 5.551%, 5/20/27	3,749	3,524
[a]10097860.SQ.FTS.B, 5.553%, 5/20/27	7,877	7,499
[a]10099061.SQ.FTS.B, 5.553%, 5/20/27	11,799	11,230
[a]10100509.SQ.FTS.B, 5.564%, 5/20/27	1,827	1,701
[a]10097380.SQ.FTS.B, 5.804%, 5/20/27	3,297	3,108
[a]10098023.SQ.FTS.B, 5.805%, 5/20/27	32,722	31,121
[a]10097545.SQ.FTS.B, 6.118%, 5/20/27	7,356	6,654
[a]10101357.SQ.FTS.B, 6.182%, 5/20/27	14,644	12,672
[a]10100353.SQ.FTS.B, 6.186%, 5/20/27	3,010	2,830
[a]10101535.SQ.FTS.B, 6.339%, 5/20/27	7,698	6,242
[a]10101328.SQ.FTS.B, 6.341%, 5/20/27	3,785	3,531
[a]10100533.SQ.FTS.B, 6.49%, 5/20/27	1,621	1,536
[a]10103277.SQ.FTS.B, 4.549%, 5/21/27	3,953	3,778
[a]10104340.SQ.FTS.B, 4.549%, 5/21/27	15,220	14,560
[a]10104891.SQ.FTS.B, 4.549%, 5/21/27	24,254	22,635
[a]10106865.SQ.FTS.B, 4.549%, 5/21/27	4,134	3,938
[a]10106905.SQ.FTS.B, 4.549%, 5/21/27	63,290	60,072
[a]10107777.SQ.FTS.B, 4.55%, 5/21/27	25,252	24,015
[a]10103941.SQ.FTS.B, 4.987%, 5/21/27	12,310	11,532
[a]10106415.SQ.FTS.B, 4.987%, 5/21/27	7,056	6,723
[a]10105649.SQ.FTS.B, 4.988%, 5/21/27	9,733	9,336
[a]10102888.SQ.FTS.B, 4.989%, 5/21/27	24,243	22,871
[a]10106093.SQ.FTS.B, 4.989%, 5/21/27	34,474	32,524
[a]10106610.SQ.FTS.B, 4.989%, 5/21/27	24,226	22,062
[a]10104703.SQ.FTS.B, 5.3%, 5/21/27	2,189	2,075
[a]10105218.SQ.FTS.B, 5.301%, 5/21/27	11,235	10,776
[a]10105865.SQ.FTS.B, 5.302%, 5/21/27	10,621	10,151
[a]10105850.SQ.FTS.B, 5.321%, 5/21/27	723	656
[a]10102699.SQ.FTS.B, 5.334%, 5/21/27	3,632	3,467
[a]10105435.SQ.FTS.B, 5.547%, 5/21/27	5,102	4,822
[a]10103427.SQ.FTS.B, 5.554%, 5/21/27	22,390	21,159
[a]10106012.SQ.FTS.B, 5.802%, 5/21/27	8,416	7,964
[a]10107718.SQ.FTS.B, 6.164%, 5/21/27	1,269	1,213
[a]10105533.SQ.FTS.B, 6.183%, 5/21/27	11,439	10,984
[a]10103365.SQ.FTS.B, 6.321%, 5/21/27	1,654	1,577
[a]10106858.SQ.FTS.B, 6.483%, 5/21/27	1,341	1,113
[a]10104678.SQ.FTS.B, 6.494%, 5/21/27	2,231	1,885
[a]10105511.SQ.FTS.B, 6.494%, 5/21/27	4,066	3,886
[a]10104764.SQ.FTS.B, 6.495%, 5/21/27	7,017	6,641
[a]10106457.SQ.FTS.B, 6.495%, 5/21/27	21,409	19,338

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	91

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10104854.SQ.FTS.B, 6.501%, 5/21/27	$1,929	$1,630
[a]10105192.SQ.FTS.B, 6.505%, 5/21/27	2,011	1,903
[a]10108354.SQ.FTS.B, 4.549%, 5/22/27	9,293	8,880
[a]10108424.SQ.FTS.B, 4.549%, 5/22/27	8,009	7,638
[a]10108540.SQ.FTS.B, 4.55%, 5/22/27	26,138	24,926
[a]10108249.SQ.FTS.B, 4.551%, 5/22/27	2,926	2,732
[a]10108491.SQ.FTS.B, 4.554%, 5/22/27	6,766	6,446
[a]10108033.SQ.FTS.B, 4.988%, 5/22/27	6,765	6,470
[a]10108851.SQ.FTS.B, 5.301%, 5/22/27	13,831	13,145
[a]10108291.SQ.FTS.B, 5.306%, 5/22/27	2,997	2,830
[a]10108313.SQ.FTS.B, 5.307%, 5/22/27	5,404	4,864
[a]10107989.SQ.FTS.B, 5.33%, 5/22/27	6,175	5,886
[a]10108750.SQ.FTS.B, 5.334%, 5/22/27	14,713	11,455
[a]10108241.SQ.FTS.B, 5.341%, 5/22/27	1,208	1,126
[a]10108085.SQ.FTS.B, 5.805%, 5/22/27	11,166	10,624
[a]10108146.SQ.FTS.B, 5.806%, 5/22/27	15,249	14,432
[a]10107966.SQ.FTS.B, 6.182%, 5/22/27	3,230	3,074
[a]10108081.SQ.FTS.B, 6.323%, 5/22/27	1,574	1,500
[a]10108733.SQ.FTS.B, 6.475%, 5/22/27	1,076	1,038
[a]10107941.SQ.FTS.B, 6.494%, 5/22/27	2,031	1,917
[a]10108280.SQ.FTS.B, 6.508%, 5/22/27	1,591	1,474
[a]10109803.SQ.FTS.B, 4.545%, 5/23/27	3,109	2,971
[a]10108951.SQ.FTS.B, 4.549%, 5/23/27	14,397	13,731
[a]10109074.SQ.FTS.B, 4.549%, 5/23/27	18,231	17,385
[a]10109210.SQ.FTS.B, 4.549%, 5/23/27	2,509	2,387
[a]10109899.SQ.FTS.B, 4.549%, 5/23/27	16,985	16,246
[a]10109272.SQ.FTS.B, 4.551%, 5/23/27	4,307	4,116
[a]10109604.SQ.FTS.B, 4.554%, 5/23/27	5,250	4,906
[a]10109690.SQ.FTS.B, 4.989%, 5/23/27	15,800	14,434
[a]10109063.SQ.FTS.B, 5.294%, 5/23/27	2,229	2,125
[a]10109048.SQ.FTS.B, 5.296%, 5/23/27	2,883	2,598
[a]10109831.SQ.FTS.B, 5.302%, 5/23/27	10,303	9,795
[a]10109342.SQ.FTS.B, 5.343%, 5/23/27	756	730
[a]10109346.SQ.FTS.B, 5.553%, 5/23/27	33,070	31,339
[a]10109325.SQ.FTS.B, 6.172%, 5/23/27	2,033	1,772
[a]10109658.SQ.FTS.B, 6.175%, 5/23/27	5,749	5,012
[a]10109230.SQ.FTS.B, 6.184%, 5/23/27	6,558	6,235
[a]10109299.SQ.FTS.B, 6.493%, 5/23/27	4,774	4,053
[a]10109646.SQ.FTS.B, 6.494%, 5/23/27	2,107	1,903
[a]10113529.SQ.FTS.B, 4.537%, 5/24/27	2,685	2,512
[a]10113194.SQ.FTS.B, 4.549%, 5/24/27	8,046	7,693
[a]10113371.SQ.FTS.B, 4.549%, 5/24/27	15,317	14,619
[a]10113579.SQ.FTS.B, 4.549%, 5/24/27	28,868	27,580
[a]10114453.SQ.FTS.B, 4.549%, 5/24/27	22,733	21,683
[a]10115779.SQ.FTS.B, 4.549%, 5/24/27	32,883	31,360
[a]10112287.SQ.FTS.B, 4.551%, 5/24/27	7,806	7,458
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10112725.SQ.FTS.B, 4.551%, 5/24/27	$11,220	$10,494
[a]10112475.SQ.FTS.B, 4.552%, 5/24/27	5,420	5,172
[a]10112902.SQ.FTS.B, 4.552%, 5/24/27	10,163	9,712
[a]10113856.SQ.FTS.B, 4.556%, 5/24/27	4,608	4,401
[a]10115640.SQ.FTS.B, 4.559%, 5/24/27	3,136	2,996
[a]10113130.SQ.FTS.B, 4.986%, 5/24/27	4,023	3,817
[a]10111112.SQ.FTS.B, 4.989%, 5/24/27	12,177	11,646
[a]10112849.SQ.FTS.B, 5.301%, 5/24/27	7,495	7,110
[a]10115424.SQ.FTS.B, 5.302%, 5/24/27	2,870	2,742
[a]10113300.SQ.FTS.B, 5.304%, 5/24/27	3,847	3,635
[a]10111449.SQ.FTS.B, 5.34%, 5/24/27	2,387	2,243
[a]10112587.SQ.FTS.B, 5.55%, 5/24/27	7,580	7,166
[a]10110832.SQ.FTS.B, 5.555%, 5/24/27	17,318	15,543
[a]10115246.SQ.FTS.B, 5.555%, 5/24/27	11,845	11,321
[a]10114668.SQ.FTS.B, 5.804%, 5/24/27	3,274	2,909
[a]10111511.SQ.FTS.B, 5.805%, 5/24/27	20,443	19,359
[a]10112448.SQ.FTS.B, 5.805%, 5/24/27	2,387	2,253
[a]10113360.SQ.FTS.B, 6.117%, 5/24/27	1,267	1,001
[a]10113042.SQ.FTS.B, 6.179%, 5/24/27	8,196	7,798
[a]10112810.SQ.FTS.B, 6.18%, 5/24/27	6,358	5,942
[a]10114721.SQ.FTS.B, 6.181%, 5/24/27	65,030	61,219
[a]10115469.SQ.FTS.B, 6.182%, 5/24/27	7,358	6,782
[a]10112252.SQ.FTS.B, 6.19%, 5/24/27	1,730	1,513
[a]10112687.SQ.FTS.B, 6.331%, 5/24/27	4,165	3,274
[a]10112092.SQ.FTS.B, 6.334%, 5/24/27	6,366	5,277
[a]10115191.SQ.FTS.B, 6.488%, 5/24/27	4,050	3,807
[a]10115678.SQ.FTS.B, 6.495%, 5/24/27	11,019	10,331
[a]10112991.SQ.FTS.B, 6.5%, 5/24/27	4,133	3,970
[a]10115236.SQ.FTS.B, 6.501%, 5/24/27	1,901	1,751
[a]10112041.SQ.FTS.B, 6.51%, 5/24/27	1,743	1,576
[a]10118456.SQ.FTS.B, 4.545%, 5/25/27	3,744	3,561
[a]10120966.SQ.FTS.B, 4.547%, 5/25/27	8,940	8,517
[a]10122406.SQ.FTS.B, 4.548%, 5/25/27	13,086	12,450
[a]10118163.SQ.FTS.B, 4.549%, 5/25/27	2,128	2,020
[a]10118798.SQ.FTS.B, 4.549%, 5/25/27	9,331	8,911
[a]10120287.SQ.FTS.B, 4.549%, 5/25/27	2,043	1,957
[a]10121544.SQ.FTS.B, 4.549%, 5/25/27	2,471	2,360
[a]10121807.SQ.FTS.B, 4.549%, 5/25/27	65,876	62,753
[a]10120345.SQ.FTS.B, 4.55%, 5/25/27	11,980	11,369
[a]10121373.SQ.FTS.B, 4.553%, 5/25/27	9,195	8,775
[a]10118996.SQ.FTS.B, 4.987%, 5/25/27	11,209	10,695
[a]10120531.SQ.FTS.B, 4.987%, 5/25/27	12,546	11,999
[a]10121119.SQ.FTS.B, 4.988%, 5/25/27	4,117	3,913
[a]10121561.SQ.FTS.B, 4.992%, 5/25/27	7,517	7,142
[a]10119440.SQ.FTS.B, 5.302%, 5/25/27	40,258	38,183
[a]10122544.SQ.FTS.B, 5.302%, 5/25/27	40,615	38,257

92	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10118530.SQ.FTS.B, 5.303%, 5/25/27	$25,717	$24,570
[a]10121177.SQ.FTS.B, 5.311%, 5/25/27	2,829	2,698
[a]10120125.SQ.FTS.B, 5.326%, 5/25/27	3,641	3,422
[a]10118492.SQ.FTS.B, 5.333%, 5/25/27	824	795
[a]10120770.SQ.FTS.B, 5.336%, 5/25/27	6,209	5,840
[a]10120856.SQ.FTS.B, 5.341%, 5/25/27	3,509	3,348
[a]10120321.SQ.FTS.B, 5.554%, 5/25/27	1,522	1,443
[a]10122835.SQ.FTS.B, 5.805%, 5/25/27	52,123	48,779
[a]10118276.SQ.FTS.B, 5.807%, 5/25/27	12,262	11,476
[a]10120719.SQ.FTS.B, 5.808%, 5/25/27	3,069	2,905
[a]10118508.SQ.FTS.B, 5.839%, 5/25/27	900	858
[a]10120749.SQ.FTS.B, 6.166%, 5/25/27	1,890	1,779
[a]10122529.SQ.FTS.B, 6.18%, 5/25/27	2,181	2,011
[a]10120096.SQ.FTS.B, 6.243%, 5/25/27	567	497
[a]10120202.SQ.FTS.B, 6.335%, 5/25/27	3,298	3,194
[a]10121433.SQ.FTS.B, 6.336%, 5/25/27	8,521	8,178
[a]10120934.SQ.FTS.B, 6.342%, 5/25/27	3,320	3,108
[a]10122821.SQ.FTS.B, 6.346%, 5/25/27	1,218	1,140
[a]10120102.SQ.FTS.B, 6.493%, 5/25/27	1,856	1,775
[a]10119271.SQ.FTS.B, 6.494%, 5/25/27	7,068	6,698
[a]10120053.SQ.FTS.B, 6.494%, 5/25/27	2,090	1,966
[a]10121642.SQ.FTS.B, 6.496%, 5/25/27	17,262	16,366
[a]10121227.SQ.FTS.B, 6.497%, 5/25/27	11,995	11,484
[a]10121338.SQ.FTS.B, 6.499%, 5/25/27	4,534	4,274
[a]10128903.SQ.FTS.B, 4.549%, 5/26/27	35,428	33,262
[a]10129873.SQ.FTS.B, 4.549%, 5/26/27	8,624	8,094
[a]10130161.SQ.FTS.B, 4.549%, 5/26/27	91,755	86,154
[a]10131107.SQ.FTS.B, 4.549%, 5/26/27	13,186	12,369
[a]10127765.SQ.FTS.B, 4.55%, 5/26/27	22,484	21,109
[a]10128846.SQ.FTS.B, 4.55%, 5/26/27	5,420	5,086
[a]10127085.SQ.FTS.B, 4.556%, 5/26/27	4,675	4,388
[a]10132523.SQ.FTS.B, 4.558%, 5/26/27	3,737	3,509
[a]10131379.SQ.FTS.B, 4.987%, 5/26/27	12,872	11,996
[a]10128531.SQ.FTS.B, 4.988%, 5/26/27	1,004	936
[a]10131606.SQ.FTS.B, 5.304%, 5/26/27	16,362	15,202
[a]10131300.SQ.FTS.B, 5.306%, 5/26/27	3,469	3,221
[a]10132561.SQ.FTS.B, 5.311%, 5/26/27	714	658
[a]10131365.SQ.FTS.B, 5.333%, 5/26/27	841	776
[a]10132307.SQ.FTS.B, 5.34%, 5/26/27	2,250	2,068
[a]10132338.SQ.FTS.B, 5.341%, 5/26/27	1,311	1,210
[a]10131065.SQ.FTS.B, 5.541%, 5/26/27	1,897	1,756
[a]10131943.SQ.FTS.B, 5.548%, 5/26/27	5,968	5,518
[a]10132351.SQ.FTS.B, 5.553%, 5/26/27	5,470	5,071
[a]10132070.SQ.FTS.B, 5.554%, 5/26/27	20,669	19,139
[a]10127631.SQ.FTS.B, 5.558%, 5/26/27	6,519	6,040
[a]10128576.SQ.FTS.B, 5.558%, 5/26/27	1,384	1,279
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10129956.SQ.FTS.B, 5.804%, 5/26/27	$11,145	$10,249
[a]10129759.SQ.FTS.B, 6.172%, 5/26/27	2,126	1,958
[a]10128702.SQ.FTS.B, 6.176%, 5/26/27	6,830	6,272
[a]10129598.SQ.FTS.B, 6.18%, 5/26/27	12,629	11,593
[a]10129784.SQ.FTS.B, 6.18%, 5/26/27	10,693	9,822
[a]10128599.SQ.FTS.B, 6.334%, 5/26/27	4,392	4,031
[a]10127207.SQ.FTS.B, 6.488%, 5/26/27	4,610	4,211
[a]10132506.SQ.FTS.B, 6.49%, 5/26/27	2,195	1,992
[a]10127174.SQ.FTS.B, 6.493%, 5/26/27	2,599	2,377
[a]10127038.SQ.FTS.B, 6.494%, 5/26/27	1,815	1,644
[a]10127250.SQ.FTS.B, 6.494%, 5/26/27	32,103	29,203
[a]10128252.SQ.FTS.B, 6.494%, 5/26/27	9,900	8,993
[a]10132574.SQ.FTS.B, 6.494%, 5/26/27	6,172	5,603
[a]10131263.SQ.FTS.B, 6.5%, 5/26/27	2,138	1,943
[a]10131279.SQ.FTS.B, 6.5%, 5/26/27	1,866	1,706
[a]10133314.SQ.FTS.B, 4.548%, 5/27/27	13,358	12,543
[a]10133097.SQ.FTS.B, 4.549%, 5/27/27	42,255	39,677
[a]10132846.SQ.FTS.B, 4.551%, 5/27/27	6,184	5,812
[a]10133057.SQ.FTS.B, 4.553%, 5/27/27	3,342	3,136
[a]10132767.SQ.FTS.B, 4.554%, 5/27/27	5,263	4,941
[a]10133414.SQ.FTS.B, 4.562%, 5/27/27	1,292	1,213
[a]10132902.SQ.FTS.B, 5.301%, 5/27/27	3,267	3,035
[a]10132700.SQ.FTS.B, 5.303%, 5/27/27	7,959	7,396
[a]10133420.SQ.FTS.B, 5.303%, 5/27/27	13,871	12,886
[a]10132793.SQ.FTS.B, 5.804%, 5/27/27	1,059	971
[a]10132926.SQ.FTS.B, 5.804%, 5/27/27	10,201	9,409
[a]10133546.SQ.FTS.B, 5.804%, 5/27/27	21,841	20,079
[a]10133751.SQ.FTS.B, 5.807%, 5/27/27	2,633	2,418
[a]10132659.SQ.FTS.B, 6.118%, 5/27/27	2,204	2,029
[a]10133004.SQ.FTS.B, 6.174%, 5/27/27	5,004	4,596
[a]10132802.SQ.FTS.B, 6.184%, 5/27/27	5,642	5,163
[a]10132879.SQ.FTS.B, 6.49%, 5/27/27	4,174	3,806
[a]10133510.SQ.FTS.B, 6.496%, 5/27/27	6,263	5,710
[a]10135405.SQ.FTS.B, 4.545%, 5/28/27	3,711	3,484
[a]10136707.SQ.FTS.B, 4.547%, 5/28/27	9,446	8,868
[a]10138146.SQ.FTS.B, 4.547%, 5/28/27	6,070	5,703
[a]10136103.SQ.FTS.B, 4.548%, 5/28/27	3,808	3,575
[a]10136809.SQ.FTS.B, 4.549%, 5/28/27	29,388	27,585
[a]10137328.SQ.FTS.B, 4.549%, 5/28/27	27,828	26,149
[a]10135759.SQ.FTS.B, 4.551%, 5/28/27	9,194	8,626
[a]10134263.SQ.FTS.B, 4.554%, 5/28/27	6,699	6,289
[a]10135906.SQ.FTS.B, 4.555%, 5/28/27	5,314	4,987
[a]10134177.SQ.FTS.B, 4.986%, 5/28/27	2,423	2,262
[a]10136197.SQ.FTS.B, 4.989%, 5/28/27	20,739	19,359
[a]10137282.SQ.FTS.B, 5.328%, 5/28/27	858	622
[a]10134001.SQ.FTS.B, 5.334%, 5/28/27	6,082	5,640

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	93

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10136558.SQ.FTS.B, 5.551%, 5/28/27	$4,574	$4,239
[a]10137849.SQ.FTS.B, 5.556%, 5/28/27	7,025	6,478
[a]10135257.SQ.FTS.B, 5.802%, 5/28/27	1,724	1,589
[a]10136634.SQ.FTS.B, 5.804%, 5/28/27	2,486	2,299
[a]10135562.SQ.FTS.B, 5.807%, 5/28/27	6,264	5,774
[a]10134844.SQ.FTS.B, 6.118%, 5/28/27	7,363	6,648
[a]10136528.SQ.FTS.B, 6.134%, 5/28/27	1,527	1,390
[a]10138793.SQ.FTS.B, 6.18%, 5/28/27	37,704	34,600
[a]10138633.SQ.FTS.B, 6.182%, 5/28/27	11,847	10,858
[a]10138352.SQ.FTS.B, 6.333%, 5/28/27	5,265	4,834
[a]10134465.SQ.FTS.B, 6.337%, 5/28/27	5,678	5,042
[a]10138004.SQ.FTS.B, 6.339%, 5/28/27	9,839	8,986
[a]10135205.SQ.FTS.B, 6.472%, 5/28/27	1,016	927
[a]10135334.SQ.FTS.B, 6.481%, 5/28/27	1,557	1,417
[a]10136667.SQ.FTS.B, 6.486%, 5/28/27	2,931	2,672
[a]10137847.SQ.FTS.B, 6.493%, 5/28/27	1,062	971
[a]10136008.SQ.FTS.B, 6.494%, 5/28/27	3,369	3,082
[a]10138508.SQ.FTS.B, 6.497%, 5/28/27	6,682	6,119
[a]10139528.SQ.FTS.B, 4.541%, 5/29/27	3,981	3,739
[a]10140020.SQ.FTS.B, 4.546%, 5/29/27	6,854	6,436
[a]10139614.SQ.FTS.B, 4.549%, 5/29/27	9,192	8,627
[a]10139733.SQ.FTS.B, 4.549%, 5/29/27	4,119	3,865
[a]10139809.SQ.FTS.B, 4.549%, 5/29/27	5,288	4,964
[a]10140113.SQ.FTS.B, 4.549%, 5/29/27	12,855	12,053
[a]10139295.SQ.FTS.B, 4.552%, 5/29/27	9,952	9,341
[a]10139412.SQ.FTS.B, 4.992%, 5/29/27	9,540	8,907
[a]10140309.SQ.FTS.B, 5.335%, 5/29/27	10,168	9,321
[a]10139582.SQ.FTS.B, 5.336%, 5/29/27	1,882	1,722
[a]10139790.SQ.FTS.B, 6.118%, 5/29/27	1,159	1,054
[a]10139879.SQ.FTS.B, 6.178%, 5/29/27	10,468	9,592
[a]10139256.SQ.FTS.B, 6.489%, 5/29/27	3,139	2,861
[a]10140505.SQ.FTS.B, 4.545%, 5/30/27	3,200	3,002
[a]10140583.SQ.FTS.B, 4.547%, 5/30/27	7,111	6,671
[a]10141150.SQ.FTS.B, 4.549%, 5/30/27	30,438	28,554
[a]10141011.SQ.FTS.B, 4.551%, 5/30/27	10,386	9,743
[a]10140698.SQ.FTS.B, 4.555%, 5/30/27	5,801	5,445
[a]10140930.SQ.FTS.B, 4.993%, 5/30/27	5,414	5,054
[a]10140560.SQ.FTS.B, 5.006%, 5/30/27	1,834	1,710
[a]10140470.SQ.FTS.B, 6.349%, 5/30/27	1,901	1,731
[a]10140763.SQ.FTS.B, 6.495%, 5/30/27	14,516	13,227
[a]10146022.SQ.FTS.B, 4.538%, 6/01/27	2,789	2,618
[a]10145681.SQ.FTS.B, 4.542%, 6/01/27	4,229	3,969
[a]10147672.SQ.FTS.B, 4.545%, 6/01/27	5,229	4,908
[a]10147384.SQ.FTS.B, 4.547%, 6/01/27	10,120	9,497
[a]10142821.SQ.FTS.B, 4.549%, 6/01/27	5,243	4,921
[a]10143121.SQ.FTS.B, 4.549%, 6/01/27	5,198	4,878
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10146145.SQ.FTS.B, 4.549%, 6/01/27	$7,219	$6,775
[a]10146479.SQ.FTS.B, 4.549%, 6/01/27	3,194	2,999
[a]10146544.SQ.FTS.B, 4.551%, 6/01/27	9,694	9,099
[a]10147274.SQ.FTS.B, 4.551%, 6/01/27	7,367	6,914
[a]10147856.SQ.FTS.B, 4.552%, 6/01/27	11,855	11,124
[a]10143966.SQ.FTS.B, 4.554%, 6/01/27	6,845	6,425
[a]10145553.SQ.FTS.B, 4.554%, 6/01/27	6,689	6,276
[a]10146086.SQ.FTS.B, 4.981%, 6/01/27	3,567	3,326
[a]10145780.SQ.FTS.B, 4.987%, 6/01/27	15,532	14,485
[a]10144582.SQ.FTS.B, 4.988%, 6/01/27	40,942	38,177
[a]10147245.SQ.FTS.B, 5.307%, 6/01/27	4,432	4,124
[a]10147592.SQ.FTS.B, 5.336%, 6/01/27	3,608	3,330
[a]10147829.SQ.FTS.B, 5.341%, 6/01/27	1,859	1,709
[a]10147221.SQ.FTS.B, 5.55%, 6/01/27	4,599	4,262
[a]10143375.SQ.FTS.B, 5.801%, 6/01/27	3,274	3,020
[a]10143489.SQ.FTS.B, 5.804%, 6/01/27	7,547	6,967
[a]10144152.SQ.FTS.B, 5.804%, 6/01/27	10,034	9,266
[a]10145665.SQ.FTS.B, 6.161%, 6/01/27	1,237	1,136
[a]10146291.SQ.FTS.B, 6.18%, 6/01/27	11,347	10,406
[a]10144333.SQ.FTS.B, 6.243%, 6/01/27	492	450
[a]10144432.SQ.FTS.B, 6.491%, 6/01/27	8,567	7,827
[a]10144345.SQ.FTS.B, 6.495%, 6/01/27	4,125	3,645
[a]10146798.SQ.FTS.B, 6.495%, 6/01/27	26,993	24,640
[a]10147763.SQ.FTS.B, 6.495%, 6/01/27	2,256	2,062
[a]10148103.SQ.FTS.B, 4.549%, 6/02/27	29,674	27,863
[a]10148888.SQ.FTS.B, 4.549%, 6/02/27	7,171	6,727
[a]10149225.SQ.FTS.B, 4.549%, 6/02/27	12,513	11,725
[a]10151082.SQ.FTS.B, 4.551%, 6/02/27	14,459	13,564
[a]10149040.SQ.FTS.B, 4.553%, 6/02/27	7,912	7,426
[a]10151298.SQ.FTS.B, 4.554%, 6/02/27	6,877	6,452
[a]10152255.SQ.FTS.B, 4.561%, 6/02/27	2,359	2,215
[a]10147986.SQ.FTS.B, 4.979%, 6/02/27	2,703	2,519
[a]10149750.SQ.FTS.B, 4.988%, 6/02/27	5,224	4,852
[a]10153269.SQ.FTS.B, 5.303%, 6/02/27	12,207	11,360
[a]10153247.SQ.FTS.B, 5.323%, 6/02/27	1,563	1,451
[a]10152240.SQ.FTS.B, 5.333%, 6/02/27	1,139	1,045
[a]10150899.SQ.FTS.B, 5.545%, 6/02/27	2,359	2,182
[a]10150931.SQ.FTS.B, 5.551%, 6/02/27	3,297	3,037
[a]10153357.SQ.FTS.B, 5.551%, 6/02/27	2,502	2,296
[a]10149999.SQ.FTS.B, 5.553%, 6/02/27	4,105	3,796
[a]10151466.SQ.FTS.B, 5.553%, 6/02/27	68,541	63,023
[a]10152306.SQ.FTS.B, 5.553%, 6/02/27	86,919	80,426
[a]10150830.SQ.FTS.B, 5.804%, 6/02/27	10,679	9,854
[a]10151335.SQ.FTS.B, 5.804%, 6/02/27	22,039	20,355
[a]10150106.SQ.FTS.B, 5.805%, 6/02/27	49,224	45,323
[a]10153214.SQ.FTS.B, 5.816%, 6/02/27	2,750	2,539

94	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10153201.SQ.FTS.B, 5.819%, 6/02/27	$1,867	$1,723
[a]10153343.SQ.FTS.B, 6.118%, 6/02/27	441	405
[a]10152249.SQ.FTS.B, 6.175%, 6/02/27	1,125	1,032
[a]10150997.SQ.FTS.B, 6.181%, 6/02/27	3,383	3,099
[a]10152268.SQ.FTS.B, 6.326%, 6/02/27	2,963	2,717
[a]10149935.SQ.FTS.B, 6.344%, 6/02/27	3,186	2,901
[a]10148857.SQ.FTS.B, 6.364%, 6/02/27	1,030	941
[a]10153229.SQ.FTS.B, 6.487%, 6/02/27	1,877	1,715
[a]10151264.SQ.FTS.B, 6.491%, 6/02/27	3,948	3,597
[a]10149866.SQ.FTS.B, 6.501%, 6/02/27	3,765	3,429
[a]10155983.SQ.FTS.B, 4.545%, 6/03/27	4,686	4,399
[a]10156038.SQ.FTS.B, 4.545%, 6/03/27	4,797	4,501
[a]10154093.SQ.FTS.B, 4.546%, 6/03/27	3,276	3,075
[a]10153627.SQ.FTS.B, 4.549%, 6/03/27	842	791
[a]10154451.SQ.FTS.B, 4.549%, 6/03/27	4,649	4,359
[a]10155065.SQ.FTS.B, 4.549%, 6/03/27	35,811	33,606
[a]10157481.SQ.FTS.B, 4.549%, 6/03/27	11,609	10,895
[a]10157580.SQ.FTS.B, 4.549%, 6/03/27	11,854	11,128
[a]10157668.SQ.FTS.B, 4.549%, 6/03/27	51,930	48,723
[a]10158227.SQ.FTS.B, 4.549%, 6/03/27	72,802	68,305
[a]10153895.SQ.FTS.B, 4.551%, 6/03/27	6,562	6,159
[a]10153411.SQ.FTS.B, 4.556%, 6/03/27	4,711	4,420
[a]10154322.SQ.FTS.B, 4.556%, 6/03/27	4,862	4,564
[a]10155881.SQ.FTS.B, 4.556%, 6/03/27	4,872	4,575
[a]10156303.SQ.FTS.B, 4.556%, 6/03/27	3,617	3,395
[a]10156341.SQ.FTS.B, 4.988%, 6/03/27	66,056	61,626
[a]10156104.SQ.FTS.B, 4.99%, 6/03/27	15,698	14,644
[a]10153555.SQ.FTS.B, 5.294%, 6/03/27	3,753	3,487
[a]10153749.SQ.FTS.B, 5.298%, 6/03/27	5,285	4,908
[a]10154289.SQ.FTS.B, 5.302%, 6/03/27	1,062	986
[a]10153841.SQ.FTS.B, 5.328%, 6/03/27	4,247	3,922
[a]10154549.SQ.FTS.B, 5.33%, 6/03/27	4,239	3,898
[a]10154151.SQ.FTS.B, 5.337%, 6/03/27	4,045	3,575
[a]10155838.SQ.FTS.B, 5.802%, 6/03/27	3,241	2,990
[a]10154877.SQ.FTS.B, 5.804%, 6/03/27	6,788	6,261
[a]10154771.SQ.FTS.B, 6.111%, 6/03/27	3,437	3,127
[a]10155768.SQ.FTS.B, 6.18%, 6/03/27	5,665	5,209
[a]10154406.SQ.FTS.B, 6.482%, 6/03/27	2,336	2,125
[a]10154651.SQ.FTS.B, 6.483%, 6/03/27	2,036	1,852
[a]10153641.SQ.FTS.B, 6.488%, 6/03/27	4,616	4,181
[a]10155464.SQ.FTS.B, 6.495%, 6/03/27	20,966	19,202
[a]10154048.SQ.FTS.B, 6.504%, 6/03/27	1,113	1,004
[a]10155727.SQ.FTS.B, 6.504%, 6/03/27	2,860	2,612
[a]10155720.SQ.FTS.B, 6.536%, 6/03/27	301	273
[a]10165923.SQ.FTS.B, 4.54%, 6/04/27	1,874	1,759
[a]10162794.SQ.FTS.B, 4.547%, 6/04/27	10,858	10,188

Description	Principal Amount	Value

Block, Inc. (continued)
[a]10162981.SQ.FTS.B, 4.547%, 6/04/27	$10,194	$9,565
[a]10166007.SQ.FTS.B, 4.547%, 6/04/27	8,242	7,733
[a]10163675.SQ.FTS.B, 4.549%, 6/04/27	2,747	2,577
[a]10164474.SQ.FTS.B, 4.549%, 6/04/27	1,055	990
[a]10165073.SQ.FTS.B, 4.549%, 6/04/27	18,907	17,741
[a]10165962.SQ.FTS.B, 4.549%, 6/04/27	3,261	3,060
[a]10163498.SQ.FTS.B, 4.552%, 6/04/27	3,742	3,495
[a]10163613.SQ.FTS.B, 4.554%, 6/04/27	5,615	5,266
[a]10166141.SQ.FTS.B, 4.557%, 6/04/27	4,401	4,129
[a]10164151.SQ.FTS.B, 4.981%, 6/04/27	4,103	3,827
[a]10164280.SQ.FTS.B, 4.99%, 6/04/27	16,739	15,628
[a]10166080.SQ.FTS.B, 4.993%, 6/04/27	6,853	6,394
[a]10162274.SQ.FTS.B, 5.301%, 6/04/27	39,989	37,147
[a]10165209.SQ.FTS.B, 5.302%, 6/04/27	49,402	45,880
[a]10164494.SQ.FTS.B, 5.334%, 6/04/27	3,826	3,546
[a]10165948.SQ.FTS.B, 5.336%, 6/04/27	3,488	3,198
[a]10164210.SQ.FTS.B, 5.544%, 6/04/27	1,850	1,711
[a]10166540.SQ.FTS.B, 5.552%, 6/04/27	9,777	9,046
[a]10163716.SQ.FTS.B, 5.555%, 6/04/27	2,094	1,938
[a]10166450.SQ.FTS.B, 5.557%, 6/04/27	6,426	5,928
[a]10162165.SQ.FTS.B, 5.804%, 6/04/27	10,590	9,762
[a]10162247.SQ.FTS.B, 5.804%, 6/04/27	1,537	1,418
[a]10166197.SQ.FTS.B, 5.804%, 6/04/27	20,240	18,624
[a]10166623.SQ.FTS.B, 5.805%, 6/04/27	35,268	32,490
[a]10163785.SQ.FTS.B, 6.12%, 6/04/27	4,914	4,506
[a]10164228.SQ.FTS.B, 6.18%, 6/04/27	2,673	2,455
[a]10165772.SQ.FTS.B, 6.18%, 6/04/27	20,771	19,032
[a]10164549.SQ.FTS.B, 6.181%, 6/04/27	39,442	36,150
[a]10167219.SQ.FTS.B, 6.342%, 6/04/27	7,414	6,766
[a]10164269.SQ.FTS.B, 6.351%, 6/04/27	1,170	1,067
[a]10162234.SQ.FTS.B, 6.474%, 6/04/27	957	867
[a]10162063.SQ.FTS.B, 6.49%, 6/04/27	6,353	5,792
[a]10163871.SQ.FTS.B, 6.494%, 6/04/27	20,694	18,864
[a]10165654.SQ.FTS.B, 6.495%, 6/04/27	15,656	14,264
[a]10163183.SQ.FTS.B, 6.497%, 6/04/27	9,518	8,662
[a]10166179.SQ.FTS.B, 6.509%, 6/04/27	354	258
[a]10167778.SQ.FTS.B, 4.543%, 6/05/27	3,118	2,928
[a]10170386.SQ.FTS.B, 4.546%, 6/05/27	6,264	5,879
[a]10171604.SQ.FTS.B, 4.546%, 6/05/27	5,078	4,764
[a]10170444.SQ.FTS.B, 4.547%, 6/05/27	7,886	7,395
[a]10168297.SQ.FTS.B, 4.549%, 6/05/27	4,199	3,939
[a]10168573.SQ.FTS.B, 4.549%, 6/05/27	38,746	36,353
[a]10169442.SQ.FTS.B, 4.549%, 6/05/27	79,737	74,799
[a]10170235.SQ.FTS.B, 4.549%, 6/05/27	8,491	7,965
[a]10170598.SQ.FTS.B, 4.549%, 6/05/27	30,727	28,823
[a]10171355.SQ.FTS.B, 4.549%, 6/05/27	12,978	12,177

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	95

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10171775.SQ.FTS.B, 4.549%, 6/05/27	$2,071	$1,941
[a]10172149.SQ.FTS.B, 4.549%, 6/05/27	18,039	16,914
[a]10167634.SQ.FTS.B, 4.551%, 6/05/27	8,218	7,710
[a]10167804.SQ.FTS.B, 4.551%, 6/05/27	15,183	14,239
[a]10169186.SQ.FTS.B, 4.551%, 6/05/27	13,828	12,972
[a]10171206.SQ.FTS.B, 4.551%, 6/05/27	15,408	14,462
[a]10171785.SQ.FTS.B, 4.551%, 6/05/27	7,898	7,409
[a]10170961.SQ.FTS.B, 4.552%, 6/05/27	11,533	10,824
[a]10168410.SQ.FTS.B, 4.557%, 6/05/27	3,853	3,613
[a]10167759.SQ.FTS.B, 4.562%, 6/05/27	2,637	2,473
[a]10170326.SQ.FTS.B, 4.578%, 6/05/27	1,166	1,093
[a]10171909.SQ.FTS.B, 4.988%, 6/05/27	4,305	4,015
[a]10171753.SQ.FTS.B, 5.281%, 6/05/27	656	609
[a]10167500.SQ.FTS.B, 5.298%, 6/05/27	5,321	4,939
[a]10171681.SQ.FTS.B, 5.299%, 6/05/27	5,586	5,190
[a]10168059.SQ.FTS.B, 5.3%, 6/05/27	9,748	9,056
[a]10171061.SQ.FTS.B, 5.302%, 6/05/27	1,099	1,021
[a]10171484.SQ.FTS.B, 5.335%, 6/05/27	6,784	6,275
[a]10171880.SQ.FTS.B, 5.345%, 6/05/27	2,154	1,994
[a]10170201.SQ.FTS.B, 5.539%, 6/05/27	2,071	1,916
[a]10167297.SQ.FTS.B, 5.551%, 6/05/27	10,422	9,637
[a]10170521.SQ.FTS.B, 5.801%, 6/05/27	3,823	3,511
[a]10170926.SQ.FTS.B, 5.804%, 6/05/27	3,339	3,064
[a]10171871.SQ.FTS.B, 6.107%, 6/05/27	1,203	1,095
[a]10171772.SQ.FTS.B, 6.117%, 6/05/27	986	900
[a]10170343.SQ.FTS.B, 6.168%, 6/05/27	1,397	1,283
[a]10171129.SQ.FTS.B, 6.18%, 6/05/27	4,829	4,432
[a]10171953.SQ.FTS.B, 6.182%, 6/05/27	8,484	7,783
[a]10171844.SQ.FTS.B, 6.329%, 6/05/27	2,569	2,350
[a]10167751.SQ.FTS.B, 6.372%, 6/05/27	774	697
[a]10171899.SQ.FTS.B, 6.372%, 6/05/27	961	877
[a]10171067.SQ.FTS.B, 6.485%, 6/05/27	3,381	3,094
[a]10169412.SQ.FTS.B, 6.487%, 6/05/27	1,896	1,733
[a]10170357.SQ.FTS.B, 6.492%, 6/05/27	2,584	2,360
[a]10172068.SQ.FTS.B, 6.496%, 6/05/27	10,458	9,545
[a]10167530.SQ.FTS.B, 6.497%, 6/05/27	5,348	4,866
[a]10172011.SQ.FTS.B, 6.497%, 6/05/27	7,847	7,150
[a]10171722.SQ.FTS.B, 6.504%, 6/05/27	2,271	2,078
[a]10167474.SQ.FTS.B, 6.507%, 6/05/27	1,641	1,499
[a]10170338.SQ.FTS.B, 6.51%, 6/05/27	1,806	1,652
[a]10172543.SQ.FTS.B, 4.544%, 6/06/27	3,878	3,639
[a]10172835.SQ.FTS.B, 4.548%, 6/06/27	12,871	12,084
[a]10172512.SQ.FTS.B, 4.549%, 6/06/27	1,049	984
[a]10172689.SQ.FTS.B, 4.549%, 6/06/27	14,989	14,060
[a]10172932.SQ.FTS.B, 4.55%, 6/06/27	11,868	11,132
[a]10172523.SQ.FTS.B, 4.556%, 6/06/27	2,840	2,664
Description	Principal Amount	Value

Block, Inc. (continued)
[a]10172490.SQ.FTS.B, 4.995%, 6/06/27	$2,514	$2,342
[a]10172580.SQ.FTS.B, 5.335%, 6/06/27	5,186	4,767
[a]10172670.SQ.FTS.B, 5.341%, 6/06/27	1,519	1,386
[a]10173213.SQ.FTS.B, 5.553%, 6/06/27	7,450	6,889
[a]10173044.SQ.FTS.B, 6.118%, 6/06/27	4,205	3,864
[a]10172817.SQ.FTS.B, 6.133%, 6/06/27	895	769
[a]10172623.SQ.FTS.B, 6.18%, 6/06/27	6,433	5,905
[a]10173085.SQ.FTS.B, 6.18%, 6/06/27	7,761	7,122
[a]10172281.SQ.FTS.B, 6.312%, 6/06/27	1,028	935
[a]10173143.SQ.FTS.B, 6.493%, 6/06/27	8,569	7,769
[a]10172295.SQ.FTS.B, 6.494%, 6/06/27	20,002	18,123
[a]10173489.SQ.FTS.B, 4.546%, 6/07/27	2,027	1,902
[a]10173826.SQ.FTS.B, 4.546%, 6/07/27	6,660	6,248
[a]10173723.SQ.FTS.B, 4.547%, 6/07/27	7,510	7,042
[a]10173945.SQ.FTS.B, 4.551%, 6/07/27	13,761	12,904
[a]10173503.SQ.FTS.B, 4.553%, 6/07/27	7,365	6,901
[a]10173887.SQ.FTS.B, 4.557%, 6/07/27	2,217	2,080
[a]10173312.SQ.FTS.B, 4.988%, 6/07/27	9,110	8,493
[a]10173656.SQ.FTS.B, 4.995%, 6/07/27	4,671	4,358
[a]10173910.SQ.FTS.B, 4.996%, 6/07/27	3,600	3,357
[a]10174071.SQ.FTS.B, 5.303%, 6/07/27	20,813	19,314
[a]10173575.SQ.FTS.B, 5.306%, 6/07/27	5,599	5,204
[a]10173620.SQ.FTS.B, 5.555%, 6/07/27	4,887	4,513
[a]10173396.SQ.FTS.B, 5.804%, 6/07/27	8,788	8,095
[a]10173702.SQ.FTS.B, 6.108%, 6/07/27	2,500	2,262
[a]10173688.SQ.FTS.B, 6.182%, 6/07/27	2,036	1,871
[a]10173870.SQ.FTS.B, 6.196%, 6/07/27	1,619	1,481
[a]10173799.SQ.FTS.B, 6.332%, 6/07/27	4,209	3,833
[a]10173295.SQ.FTS.B, 6.494%, 6/07/27	3,449	3,155
[a]10175524.SQ.FTS.B, 4.542%, 6/08/27	2,621	2,460
[a]10175568.SQ.FTS.B, 4.542%, 6/08/27	4,120	3,865
[a]10179627.SQ.FTS.B, 4.548%, 6/08/27	6,233	5,847
[a]10175172.SQ.FTS.B, 4.549%, 6/08/27	4,259	3,995
[a]10177723.SQ.FTS.B, 4.549%, 6/08/27	21,431	20,104
[a]10180126.SQ.FTS.B, 4.549%, 6/08/27	2,127	1,996
[a]10177675.SQ.FTS.B, 4.551%, 6/08/27	4,336	4,065
[a]10177524.SQ.FTS.B, 4.561%, 6/08/27	2,298	2,155
[a]10175216.SQ.FTS.B, 4.982%, 6/08/27	3,826	3,567
[a]10176647.SQ.FTS.B, 4.988%, 6/08/27	44,998	41,973
[a]10179541.SQ.FTS.B, 5.304%, 6/08/27	4,238	3,936
[a]10179907.SQ.FTS.B, 5.304%, 6/08/27	11,746	10,921
[a]10175476.SQ.FTS.B, 5.325%, 6/08/27	706	646
[a]10179765.SQ.FTS.B, 5.335%, 6/08/27	6,358	5,855
[a]10175644.SQ.FTS.B, 5.346%, 6/08/27	653	601
[a]10175258.SQ.FTS.B, 5.541%, 6/08/27	2,723	2,521
[a]10177344.SQ.FTS.B, 5.8%, 6/08/27	5,151	4,758

96	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10177422.SQ.FTS.B, 5.808%, 6/08/27	$8,043	$7,407
[a]10175655.SQ.FTS.B, 6.113%, 6/08/27	2,848	2,593
[a]10179439.SQ.FTS.B, 6.121%, 6/08/27	4,103	3,744
[a]10175836.SQ.FTS.B, 6.337%, 6/08/27	25,043	22,809
[a]10177262.SQ.FTS.B, 6.356%, 6/08/27	1,139	1,034
[a]10180170.SQ.FTS.B, 6.49%, 6/08/27	5,175	4,735
[a]10175364.SQ.FTS.B, 6.492%, 6/08/27	5,585	5,113
[a]10177277.SQ.FTS.B, 6.494%, 6/08/27	6,344	5,804
[a]10177551.SQ.FTS.B, 6.494%, 6/08/27	6,926	6,307
[a]10175772.SQ.FTS.B, 6.514%, 6/08/27	1,014	924
[a]10182635.SQ.FTS.B, 4.537%, 6/09/27	2,665	2,501
[a]10182968.SQ.FTS.B, 4.542%, 6/09/27	3,306	3,102
[a]10180380.SQ.FTS.B, 4.547%, 6/09/27	7,382	6,923
[a]10180472.SQ.FTS.B, 4.547%, 6/09/27	11,014	10,332
[a]10184617.SQ.FTS.B, 4.548%, 6/09/27	5,708	5,355
[a]10181579.SQ.FTS.B, 4.549%, 6/09/27	6,526	6,122
[a]10181735.SQ.FTS.B, 4.549%, 6/09/27	9,814	9,204
[a]10182529.SQ.FTS.B, 4.549%, 6/09/27	8,375	7,852
[a]10182767.SQ.FTS.B, 4.549%, 6/09/27	15,923	14,932
[a]10183678.SQ.FTS.B, 4.549%, 6/09/27	26,233	24,599
[a]10185168.SQ.FTS.B, 4.549%, 6/09/27	4,389	4,118
[a]10182057.SQ.FTS.B, 4.551%, 6/09/27	10,567	9,914
[a]10182287.SQ.FTS.B, 4.551%, 6/09/27	16,847	15,774
[a]10184722.SQ.FTS.B, 4.551%, 6/09/27	8,054	7,558
[a]10181253.SQ.FTS.B, 4.553%, 6/09/27	4,321	4,052
[a]10182178.SQ.FTS.B, 4.553%, 6/09/27	9,370	8,792
[a]10183002.SQ.FTS.B, 4.553%, 6/09/27	8,870	8,319
[a]10183232.SQ.FTS.B, 4.555%, 6/09/27	5,821	5,454
[a]10183647.SQ.FTS.B, 4.555%, 6/09/27	2,172	2,036
[a]10185208.SQ.FTS.B, 4.989%, 6/09/27	19,257	17,952
[a]10181323.SQ.FTS.B, 4.99%, 6/09/27	9,827	9,157
[a]10183623.SQ.FTS.B, 4.995%, 6/09/27	4,488	4,183
[a]10185005.SQ.FTS.B, 5.303%, 6/09/27	18,290	16,992
[a]10184858.SQ.FTS.B, 5.304%, 6/09/27	8,728	8,099
[a]10183658.SQ.FTS.B, 5.323%, 6/09/27	1,410	1,291
[a]10181888.SQ.FTS.B, 5.334%, 6/09/27	10,993	10,081
[a]10181184.SQ.FTS.B, 5.34%, 6/09/27	3,167	2,928
[a]10183105.SQ.FTS.B, 5.548%, 6/09/27	5,054	4,668
[a]10184162.SQ.FTS.B, 5.553%, 6/09/27	54,481	50,401
[a]10183893.SQ.FTS.B, 5.554%, 6/09/27	34,181	31,617
[a]10183206.SQ.FTS.B, 5.555%, 6/09/27	5,840	5,404
[a]10183447.SQ.FTS.B, 5.555%, 6/09/27	3,029	2,799
[a]10180689.SQ.FTS.B, 5.804%, 6/09/27	22,888	21,104
[a]10183475.SQ.FTS.B, 5.806%, 6/09/27	18,792	17,348
[a]10180290.SQ.FTS.B, 6.118%, 6/09/27	2,985	2,726
[a]10182708.SQ.FTS.B, 6.182%, 6/09/27	4,382	4,009

Description	Principal Amount	Value

Block, Inc. (continued)
[a]10184589.SQ.FTS.B, 6.333%, 6/09/27	$2,366	$2,156
[a]10181727.SQ.FTS.B, 6.49%, 6/09/27	910	826
[a]10183445.SQ.FTS.B, 6.49%, 6/09/27	2,582	2,334
[a]10183072.SQ.FTS.B, 6.494%, 6/09/27	2,208	2,017
[a]10183157.SQ.FTS.B, 6.495%, 6/09/27	5,257	4,786
[a]10184130.SQ.FTS.B, 6.499%, 6/09/27	4,006	3,642
[a]10182679.SQ.FTS.B, 6.5%, 6/09/27 .	4,612	4,216
[a]10188183.SQ.FTS.B, 4.547%, 6/10/27	7,579	7,103
[a]10185574.SQ.FTS.B, 4.549%, 6/10/27	21,109	19,791
[a]10185991.SQ.FTS.B, 4.549%, 6/10/27	36,160	33,923
[a]10188851.SQ.FTS.B, 4.549%, 6/10/27	23,581	22,113
[a]10189124.SQ.FTS.B, 4.549%, 6/10/27	16,610	15,588
[a]10187225.SQ.FTS.B, 4.551%, 6/10/27	17,202	16,133
[a]10189104.SQ.FTS.B, 4.552%, 6/10/27	4,829	4,525
[a]10189891.SQ.FTS.B, 4.552%, 6/10/27	13,651	12,805
[a]10185445.SQ.FTS.B, 4.553%, 6/10/27	9,258	8,684
[a]10187152.SQ.FTS.B, 4.978%, 6/10/27	2,729	2,547
[a]10190061.SQ.FTS.B, 4.984%, 6/10/27	7,435	6,935
[a]10186920.SQ.FTS.B, 4.988%, 6/10/27	11,799	10,997
[a]10187761.SQ.FTS.B, 4.988%, 6/10/27	42,995	40,106
[a]10188605.SQ.FTS.B, 4.988%, 6/10/27	11,124	10,376
[a]10188685.SQ.FTS.B, 4.989%, 6/10/27	27,089	25,258
[a]10187485.SQ.FTS.B, 5.551%, 6/10/27	13,002	12,026
[a]10189285.SQ.FTS.B, 5.553%, 6/10/27	52,699	48,732
[a]10187638.SQ.FTS.B, 5.557%, 6/10/27	9,536	8,827
[a]10188574.SQ.FTS.B, 5.56%, 6/10/27	4,961	4,590
[a]10189833.SQ.FTS.B, 5.56%, 6/10/27	3,920	3,625
[a]10189234.SQ.FTS.B, 5.805%, 6/10/27	4,355	4,014
[a]10189739.SQ.FTS.B, 5.809%, 6/10/27	6,988	6,439
[a]10185394.SQ.FTS.B, 6.177%, 6/10/27	3,786	3,475
[a]10188293.SQ.FTS.B, 6.18%, 6/10/27	15,093	13,869
[a]10188285.SQ.FTS.B, 6.323%, 6/10/27	873	788
[a]10189045.SQ.FTS.B, 6.338%, 6/10/27	5,942	5,413
[a]10187208.SQ.FTS.B, 6.341%, 6/10/27	1,186	1,078
[a]10189038.SQ.FTS.B, 6.479%, 6/10/27	1,702	1,557
[a]10189805.SQ.FTS.B, 6.484%, 6/10/27	2,764	2,527
[a]10188141.SQ.FTS.B, 6.491%, 6/10/27	4,179	3,820
[a]10188362.SQ.FTS.B, 6.494%, 6/10/27	5,416	4,938
[a]10188385.SQ.FTS.B, 6.494%, 6/10/27	25,923	23,648
[a]10186854.SQ.FTS.B, 6.501%, 6/10/27	2,547	2,319
[a]10193547.SQ.FTS.B, 4.545%, 6/11/27	6,443	6,040
[a]10198279.SQ.FTS.B, 4.547%, 6/11/27	7,661	7,181
[a]10193397.SQ.FTS.B, 4.549%, 6/11/27	7,316	6,858
[a]10196609.SQ.FTS.B, 4.549%, 6/11/27	5,391	5,054
[a]10196884.SQ.FTS.B, 4.549%, 6/11/27	98,647	92,503
[a]10194401.SQ.FTS.B, 4.55%, 6/11/27	24,293	22,774

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	97

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10193662.SQ.FTS.B, 4.551%, 6/11/27	$9,971	$9,347
[a]10194077.SQ.FTS.B, 4.551%, 6/11/27	9,595	8,996
[a]10195213.SQ.FTS.B, 4.551%, 6/11/27	17,241	16,164
[a]10198402.SQ.FTS.B, 4.552%, 6/11/27	3,101	2,907
[a]10193955.SQ.FTS.B, 4.553%, 6/11/27	4,404	4,129
[a]10195417.SQ.FTS.B, 4.988%, 6/11/27	22,189	20,696
[a]10197979.SQ.FTS.B, 4.989%, 6/11/27	18,881	17,594
[a]10193491.SQ.FTS.B, 5.003%, 6/11/27	1,738	1,619
[a]10193248.SQ.FTS.B, 5.3%, 6/11/27 .	5,493	5,096
[a]10195008.SQ.FTS.B, 5.302%, 6/11/27	20,553	19,091
[a]10195867.SQ.FTS.B, 5.302%, 6/11/27	33,200	30,824
[a]10194815.SQ.FTS.B, 5.337%, 6/11/27	3,893	3,579
[a]10198450.SQ.FTS.B, 5.553%, 6/11/27	1,090	1,007
[a]10194868.SQ.FTS.B, 5.806%, 6/11/27	9,047	8,336
[a]10193208.SQ.FTS.B, 6.134%, 6/11/27	1,781	1,634
[a]10193058.SQ.FTS.B, 6.179%, 6/11/27	19,334	17,732
[a]10196534.SQ.FTS.B, 6.18%, 6/11/27	3,365	3,087
[a]10196724.SQ.FTS.B, 6.18%, 6/11/27	22,521	20,627
[a]10196669.SQ.FTS.B, 6.183%, 6/11/27	5,609	5,146
[a]10193875.SQ.FTS.B, 6.187%, 6/11/27	2,184	2,002
[a]10193504.SQ.FTS.B, 6.341%, 6/11/27	7,817	7,111
[a]10193343.SQ.FTS.B, 6.489%, 6/11/27	4,107	3,751
[a]10198467.SQ.FTS.B, 6.493%, 6/11/27	11,571	10,570
[a]10193219.SQ.FTS.B, 6.496%, 6/11/27	3,668	3,354
[a]10202955.SQ.FTS.B, 4.543%, 6/12/27	3,315	3,109
[a]10200277.SQ.FTS.B, 4.547%, 6/12/27	10,785	10,117
[a]10198767.SQ.FTS.B, 4.549%, 6/12/27	5,438	5,098
[a]10198815.SQ.FTS.B, 4.549%, 6/12/27	2,411	2,260
[a]10199138.SQ.FTS.B, 4.549%, 6/12/27	14,593	13,681
[a]10199403.SQ.FTS.B, 4.549%, 6/12/27	37,230	34,923
[a]10200655.SQ.FTS.B, 4.549%, 6/12/27	56,276	52,622
[a]10201445.SQ.FTS.B, 4.549%, 6/12/27	4,702	4,407
[a]10201968.SQ.FTS.B, 4.549%, 6/12/27	5,268	4,936
[a]10201340.SQ.FTS.B, 4.551%, 6/12/27	15,969	14,967
[a]10201758.SQ.FTS.B, 4.551%, 6/12/27	14,958	14,029
[a]10199345.SQ.FTS.B, 4.552%, 6/12/27	2,597	2,435
[a]10200491.SQ.FTS.B, 4.554%, 6/12/27	7,444	6,977
[a]10200596.SQ.FTS.B, 4.989%, 6/12/27	3,435	3,203
[a]10202989.SQ.FTS.B, 4.991%, 6/12/27	4,977	4,640
[a]10201491.SQ.FTS.B, 5.299%, 6/12/27	5,254	4,872
[a]10198630.SQ.FTS.B, 5.333%, 6/12/27	2,295	2,128
[a]10198802.SQ.FTS.B, 5.333%, 6/12/27	869	803
[a]10198983.SQ.FTS.B, 5.339%, 6/12/27	5,912	5,468
[a]10198487.SQ.FTS.B, 5.34%, 6/12/27	5,682	5,266
[a]10198730.SQ.FTS.B, 5.545%, 6/12/27	3,014	2,784
[a]10198925.SQ.FTS.B, 5.547%, 6/12/27	2,284	2,108

Description	Principal Amount	Value

Block, Inc. (continued)
[a]10201641.SQ.FTS.B, 5.553%, 6/12/27	$9,945	$9,196
[a]10201557.SQ.FTS.B, 5.8%, 6/12/27 .	5,312	4,890
[a]10198597.SQ.FTS.B, 5.818%, 6/12/27	1,539	1,419
[a]10202073.SQ.FTS.B, 6.18%, 6/12/27	57,819	52,777
[a]10203128.SQ.FTS.B, 6.181%, 6/12/27	15,798	14,497
[a]10200470.SQ.FTS.B, 6.187%, 6/12/27	3,104	2,848
[a]10198723.SQ.FTS.B, 6.488%, 6/12/27	985	898
[a]10198674.SQ.FTS.B, 6.491%, 6/12/27	2,168	1,981
[a]10203058.SQ.FTS.B, 6.494%, 6/12/27	5,474	4,974
[a]10198850.SQ.FTS.B, 6.499%, 6/12/27	6,100	5,550
[a]10198801.SQ.FTS.B, 6.514%, 6/12/27	1,047	954
[a]10203791.SQ.FTS.B, 4.548%, 6/13/27	13,135	12,314
[a]10203439.SQ.FTS.B, 4.549%, 6/13/27	24,991	23,428
[a]10204140.SQ.FTS.B, 4.549%, 6/13/27	37,320	34,997
[a]10203890.SQ.FTS.B, 4.551%, 6/13/27	7,147	6,697
[a]10203964.SQ.FTS.B, 4.551%, 6/13/27	20,467	19,186
[a]10203246.SQ.FTS.B, 4.552%, 6/13/27	4,017	3,765
[a]10203603.SQ.FTS.B, 4.989%, 6/13/27	8,058	7,506
[a]10203778.SQ.FTS.B, 5.297%, 6/13/27	1,703	1,579
[a]10203322.SQ.FTS.B, 5.3%, 6/13/27	12,222	11,312
[a]10203762.SQ.FTS.B, 5.303%, 6/13/27	1,610	1,493
[a]10203435.SQ.FTS.B, 5.365%, 6/13/27	549	508
[a]10203284.SQ.FTS.B, 5.555%, 6/13/27	5,946	5,497
[a]10203590.SQ.FTS.B, 5.804%, 6/13/27	2,003	1,846
[a]10203957.SQ.FTS.B, 6.106%, 6/13/27	1,107	1,006
[a]10203585.SQ.FTS.B, 6.118%, 6/13/27	477	432
[a]10203665.SQ.FTS.B, 6.118%, 6/13/27	11,713	10,689
[a]10204127.SQ.FTS.B, 6.118%, 6/13/27	2,036	1,866
[a]10204109.SQ.FTS.B, 6.19%, 6/13/27	2,667	2,443
[a]10203422.SQ.FTS.B, 6.488%, 6/13/27	1,504	1,375
[a]10203397.SQ.FTS.B, 6.495%, 6/13/27	5,798	5,295
[a]10204441.SQ.FTS.B, 4.548%, 6/14/27	11,622	10,893
[a]10205039.SQ.FTS.B, 4.555%, 6/14/27	6,016	5,639
[a]10204963.SQ.FTS.B, 4.578%, 6/14/27	1,201	1,125
[a]10204531.SQ.FTS.B, 5.301%, 6/14/27	7,226	6,710
[a]10204704.SQ.FTS.B, 5.302%, 6/14/27	5,851	5,432
[a]10204583.SQ.FTS.B, 5.35%, 6/14/27	1,501	1,390
[a]10204518.SQ.FTS.B, 5.549%, 6/14/27	1,782	1,648
[a]10204599.SQ.FTS.B, 5.552%, 6/14/27	14,363	13,270
[a]10204972.SQ.FTS.B, 5.565%, 6/14/27	2,681	2,476
[a]10204752.SQ.FTS.B, 6.181%, 6/14/27	29,713	27,199
[a]10205086.SQ.FTS.B, 6.2%, 6/14/27	1,584	1,453
[a]10205000.SQ.FTS.B, 6.493%, 6/14/27	4,457	4,071
[a]10208136.SQ.FTS.B, 4.543%, 6/15/27	3,946	3,699
[a]10210352.SQ.FTS.B, 4.543%, 6/15/27	4,405	4,130
[a]10210531.SQ.FTS.B, 4.546%, 6/15/27	7,040	6,601

98	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10207828.SQ.FTS.B, 4.548%, 6/15/27	$2,904	$2,723
[a]10207936.SQ.FTS.B, 4.548%, 6/15/27	12,354	11,580
[a]10205916.SQ.FTS.B, 4.549%, 6/15/27	2,411	2,260
[a]10205928.SQ.FTS.B, 4.549%, 6/15/27	668	627
[a]10206321.SQ.FTS.B, 4.549%, 6/15/27	30,447	28,539
[a]10207649.SQ.FTS.B, 4.549%, 6/15/27	13,079	12,259
[a]10209398.SQ.FTS.B, 4.549%, 6/15/27	14,828	13,886
[a]10205967.SQ.FTS.B, 4.55%, 6/15/27	11,740	10,999
[a]10207545.SQ.FTS.B, 4.55%, 6/15/27	12,318	11,547
[a]10210614.SQ.FTS.B, 4.55%, 6/15/27	12,603	11,816
[a]10207078.SQ.FTS.B, 4.559%, 6/15/27	2,881	2,701
[a]10208173.SQ.FTS.B, 4.56%, 6/15/27	3,193	2,993
[a]10210508.SQ.FTS.B, 4.561%, 6/15/27	2,375	2,226
[a]10207757.SQ.FTS.B, 5.336%, 6/15/27	4,327	4,006
[a]10210715.SQ.FTS.B, 5.351%, 6/15/27	1,626	1,498
[a]10208101.SQ.FTS.B, 5.549%, 6/15/27	4,607	4,256
[a]10207512.SQ.FTS.B, 5.553%, 6/15/27	3,283	3,034
[a]10207477.SQ.FTS.B, 5.807%, 6/15/27	3,067	2,817
[a]10205931.SQ.FTS.B, 5.809%, 6/15/27	4,919	4,529
[a]10208210.SQ.FTS.B, 6.118%, 6/15/27	22,348	20,473
[a]10207799.SQ.FTS.B, 6.124%, 6/15/27	2,123	1,949
[a]10207158.SQ.FTS.B, 6.18%, 6/15/27	18,456	16,900
[a]10209627.SQ.FTS.B, 6.18%, 6/15/27	1,981	1,809
[a]10207862.SQ.FTS.B, 6.182%, 6/15/27	8,498	7,782
[a]10210414.SQ.FTS.B, 6.183%, 6/15/27	7,728	7,091
[a]10210332.SQ.FTS.B, 6.338%, 6/15/27	1,693	1,543
[a]10207855.SQ.FTS.B, 6.476%, 6/15/27	1,632	1,492
[a]10209658.SQ.FTS.B, 6.492%, 6/15/27	4,876	4,452
[a]10207816.SQ.FTS.B, 6.494%, 6/15/27	1,711	1,563
[a]10209695.SQ.FTS.B, 6.495%, 6/15/27	40,213	36,652
[a]10209564.SQ.FTS.B, 6.5%, 6/15/27	4,652	4,223
[a]10213423.SQ.FTS.B, 4.535%, 6/16/27	1,262	1,183
[a]10211169.SQ.FTS.B, 4.544%, 6/16/27	4,318	4,047
[a]10213643.SQ.FTS.B, 4.547%, 6/16/27	11,047	10,357
[a]10210780.SQ.FTS.B, 4.549%, 6/16/27	6,503	6,094
[a]10212018.SQ.FTS.B, 4.549%, 6/16/27	5,644	5,293
[a]10212593.SQ.FTS.B, 4.549%, 6/16/27	6,527	6,118
[a]10214328.SQ.FTS.B, 4.549%, 6/16/27	8,864	8,310
[a]10215366.SQ.FTS.B, 4.549%, 6/16/27	5,453	5,111
[a]10215391.SQ.FTS.B, 4.549%, 6/16/27	3,275	3,070
[a]10215428.SQ.FTS.B, 4.549%, 6/16/27	18,202	17,058
[a]10214401.SQ.FTS.B, 4.551%, 6/16/27	4,118	3,861
[a]10210882.SQ.FTS.B, 4.558%, 6/16/27	3,758	3,521
[a]10213733.SQ.FTS.B, 4.978%, 6/16/27	2,619	2,440
[a]10214004.SQ.FTS.B, 4.987%, 6/16/27	15,925	14,832
[a]10211222.SQ.FTS.B, 4.989%, 6/16/27	34,059	31,722

Description	Principal Amount	Value

Block, Inc. (continued)
[a]10213439.SQ.FTS.B, 5.3%, 6/16/27	$3,540	$3,286
[a]10212157.SQ.FTS.B, 5.302%, 6/16/27	12,528	11,630
[a]10212649.SQ.FTS.B, 5.302%, 6/16/27	19,369	17,981
[a]10214982.SQ.FTS.B, 5.302%, 6/16/27	53,362	49,511
[a]10214519.SQ.FTS.B, 5.332%, 6/16/27	8,006	7,400
[a]10212572.SQ.FTS.B, 5.354%, 6/16/27	1,450	1,337
[a]10214440.SQ.FTS.B, 5.549%, 6/16/27	4,164	3,849
[a]10213543.SQ.FTS.B, 5.551%, 6/16/27	5,747	5,313
[a]10214487.SQ.FTS.B, 5.553%, 6/16/27	3,294	3,045
[a]10210939.SQ.FTS.B, 5.556%, 6/16/27	3,579	3,306
[a]10215417.SQ.FTS.B, 5.801%, 6/16/27	1,393	1,281
[a]10211001.SQ.FTS.B, 5.804%, 6/16/27	7,596	6,999
[a]10212943.SQ.FTS.B, 5.804%, 6/16/27	58,896	54,222
[a]10213468.SQ.FTS.B, 5.806%, 6/16/27	9,316	8,586
[a]10214473.SQ.FTS.B, 6.175%, 6/16/27	1,225	1,122
[a]10212336.SQ.FTS.B, 6.18%, 6/16/27	21,570	19,749
[a]10214581.SQ.FTS.B, 6.18%, 6/16/27	27,287	24,992
[a]10213604.SQ.FTS.B, 6.181%, 6/16/27	2,633	2,413
[a]10213808.SQ.FTS.B, 6.181%, 6/16/27	18,826	17,258
[a]10211201.SQ.FTS.B, 6.331%, 6/16/27	3,023	2,759
[a]10213752.SQ.FTS.B, 6.338%, 6/16/27	5,915	5,403
[a]10214094.SQ.FTS.B, 6.338%, 6/16/27	25,292	23,080
[a]10212008.SQ.FTS.B, 6.431%, 6/16/27	444	405
[a]10213742.SQ.FTS.B, 6.484%, 6/16/27	1,399	1,278
[a]10213988.SQ.FTS.B, 6.51%, 6/16/27	1,687	1,534
[a]10219096.SQ.FTS.B, 4.545%, 6/17/27	4,668	4,376
[a]10219138.SQ.FTS.B, 4.547%, 6/17/27	9,623	9,016
[a]10217191.SQ.FTS.B, 4.549%, 6/17/27	6,784	6,362
[a]10217582.SQ.FTS.B, 4.549%, 6/17/27	3,285	3,079
[a]10219179.SQ.FTS.B, 4.549%, 6/17/27	9,503	8,907
[a]10219282.SQ.FTS.B, 4.549%, 6/17/27	77,856	72,977
[a]10217379.SQ.FTS.B, 4.55%, 6/17/27	6,202	5,814
[a]10218767.SQ.FTS.B, 4.551%, 6/17/27	15,966	14,967
[a]10217526.SQ.FTS.B, 4.988%, 6/17/27	3,332	3,104
[a]10218174.SQ.FTS.B, 4.988%, 6/17/27	44,134	41,114
[a]10218948.SQ.FTS.B, 4.988%, 6/17/27	12,264	11,427
[a]10215488.SQ.FTS.B, 4.989%, 6/17/27	83,216	77,552
[a]10217575.SQ.FTS.B, 4.999%, 6/17/27	2,580	2,403
[a]10218636.SQ.FTS.B, 4.999%, 6/17/27	2,627	2,449
[a]10219090.SQ.FTS.B, 5.302%, 6/17/27	1,130	1,049
[a]10217115.SQ.FTS.B, 5.306%, 6/17/27	6,393	5,933
[a]10218093.SQ.FTS.B, 5.309%, 6/17/27	4,368	4,051
[a]10217338.SQ.FTS.B, 5.328%, 6/17/27	2,646	2,440
[a]10217481.SQ.FTS.B, 5.553%, 6/17/27	3,453	3,195
[a]10217295.SQ.FTS.B, 5.804%, 6/17/27	4,452	4,101
[a]10217825.SQ.FTS.B, 5.804%, 6/17/27	9,888	9,111

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	99

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10218646.SQ.FTS.B, 5.804%, 6/17/27	$17,078	$15,741
[a]10217635.SQ.FTS.B, 5.808%, 6/17/27	3,028	2,788
[a]10217946.SQ.FTS.B, 6.118%, 6/17/27	928	852
[a]10219055.SQ.FTS.B, 6.169%, 6/17/27	1,660	1,522
[a]10217445.SQ.FTS.B, 6.176%, 6/17/27	3,527	3,231
[a]10217951.SQ.FTS.B, 6.182%, 6/17/27	3,712	3,396
[a]10219250.SQ.FTS.B, 6.324%, 6/17/27	2,395	2,192
[a]10219075.SQ.FTS.B, 6.493%, 6/17/27	1,052	958
[a]10217925.SQ.FTS.B, 6.494%, 6/17/27	3,445	3,146
[a]10218124.SQ.FTS.B, 6.494%, 6/17/27	4,397	4,004
[a]10219128.SQ.FTS.B, 6.494%, 6/17/27	3,335	3,038
[a]10217689.SQ.FTS.B, 6.495%, 6/17/27	10,417	9,506
[a]10218030.SQ.FTS.B, 6.496%, 6/17/27	6,341	5,770
[a]10224809.SQ.FTS.B, 4.538%, 6/18/27	1,992	1,867
[a]10223328.SQ.FTS.B, 4.549%, 6/18/27	15,730	14,741
[a]10223540.SQ.FTS.B, 4.549%, 6/18/27	13,732	12,866
[a]10226148.SQ.FTS.B, 4.549%, 6/18/27	73,656	69,020
[a]10225240.SQ.FTS.B, 4.55%, 6/18/27	69,582	65,200
[a]10227366.SQ.FTS.B, 4.55%, 6/18/27	14,063	13,180
[a]10222790.SQ.FTS.B, 4.551%, 6/18/27	16,072	15,059
[a]10227055.SQ.FTS.B, 4.551%, 6/18/27	14,776	13,848
[a]10226913.SQ.FTS.B, 4.553%, 6/18/27	10,069	9,436
[a]10223746.SQ.FTS.B, 4.555%, 6/18/27	6,129	5,743
[a]10226031.SQ.FTS.B, 4.986%, 6/18/27	12,928	12,038
[a]10225223.SQ.FTS.B, 4.988%, 6/18/27	1,713	1,596
[a]10224844.SQ.FTS.B, 5.006%, 6/18/27	1,992	1,855
[a]10224686.SQ.FTS.B, 5.331%, 6/18/27	8,997	8,310
[a]10223734.SQ.FTS.B, 5.336%, 6/18/27	1,400	1,297
[a]10223059.SQ.FTS.B, 5.552%, 6/18/27	14,730	13,611
[a]10224945.SQ.FTS.B, 5.553%, 6/18/27	18,416	17,028
[a]10227013.SQ.FTS.B, 5.557%, 6/18/27	4,216	3,894
[a]10223912.SQ.FTS.B, 6.18%, 6/18/27	37,683	34,521
[a]10226124.SQ.FTS.B, 6.18%, 6/18/27	4,472	4,095
[a]10224902.SQ.FTS.B, 6.484%, 6/18/27	2,327	2,124
[a]10230951.SQ.FTS.B, 4.545%, 6/19/27	5,093	4,772
[a]10229434.SQ.FTS.B, 4.548%, 6/19/27	13,374	12,531
[a]10228855.SQ.FTS.B, 4.549%, 6/19/27	18,163	17,019
[a]10229177.SQ.FTS.B, 4.549%, 6/19/27	5,398	5,058
[a]10231623.SQ.FTS.B, 4.549%, 6/19/27	671	629
[a]10231630.SQ.FTS.B, 4.55%, 6/19/27	25,084	23,508
[a]10227990.SQ.FTS.B, 4.553%, 6/19/27	10,065	9,431
[a]10227441.SQ.FTS.B, 4.98%, 6/19/27	3,542	3,298
[a]10231458.SQ.FTS.B, 4.988%, 6/19/27	13,725	12,785
[a]10228622.SQ.FTS.B, 5.294%, 6/19/27	2,557	2,372
[a]10230418.SQ.FTS.B, 5.301%, 6/19/27	8,277	7,676
[a]10230143.SQ.FTS.B, 5.329%, 6/19/27	5,435	4,979

Description	Principal Amount	Value

Block, Inc. (continued)
[a]10227605.SQ.FTS.B, 5.333%, 6/19/27	$2,145	$1,979
[a]10228709.SQ.FTS.B, 5.34%, 6/19/27	3,258	3,014
[a]10231045.SQ.FTS.B, 5.552%, 6/19/27	18,154	16,771
[a]10229592.SQ.FTS.B, 5.553%, 6/19/27	46,345	42,823
[a]10229279.SQ.FTS.B, 5.801%, 6/19/27	5,754	5,301
[a]10230501.SQ.FTS.B, 5.804%, 6/19/27	32,660	30,041
[a]10227882.SQ.FTS.B, 5.805%, 6/19/27	4,441	4,088
[a]10229339.SQ.FTS.B, 6.113%, 6/19/27	6,344	5,815
[a]10227930.SQ.FTS.B, 6.124%, 6/19/27	2,413	2,213
[a]10229956.SQ.FTS.B, 6.18%, 6/19/27	22,675	20,771
[a]10230262.SQ.FTS.B, 6.181%, 6/19/27	27,038	24,769
[a]10231200.SQ.FTS.B, 6.181%, 6/19/27	20,550	18,838
[a]10230911.SQ.FTS.B, 6.48%, 6/19/27	2,162	1,973
[a]10228151.SQ.FTS.B, 6.493%, 6/19/27	22,097	20,161
[a]10230245.SQ.FTS.B, 6.493%, 6/19/27	6,238	5,694
[a]10231588.SQ.FTS.B, 6.494%, 6/19/27	1,740	1,588
[a]10228801.SQ.FTS.B, 6.496%, 6/19/27	2,472	2,257
[a]10230195.SQ.FTS.B, 6.496%, 6/19/27	3,648	3,327
[a]10227652.SQ.FTS.B, 6.497%, 6/19/27	11,575	10,559
[a]10229226.SQ.FTS.B, 6.504%, 6/19/27	2,274	2,076
[a]10232168.SQ.FTS.B, 4.541%, 6/20/27	2,962	2,776
[a]10232114.SQ.FTS.B, 4.547%, 6/20/27	7,562	7,085
[a]10232392.SQ.FTS.B, 4.549%, 6/20/27	38,926	36,463
[a]10232236.SQ.FTS.B, 4.551%, 6/20/27	14,297	13,395
[a]10232375.SQ.FTS.B, 4.559%, 6/20/27	2,048	1,919
[a]10232704.SQ.FTS.B, 4.986%, 6/20/27	11,250	10,472
[a]10231828.SQ.FTS.B, 4.988%, 6/20/27	5,087	4,737
[a]10231872.SQ.FTS.B, 4.988%, 6/20/27	20,556	19,147
[a]10232074.SQ.FTS.B, 4.988%, 6/20/27	5,052	4,704
[a]10232207.SQ.FTS.B, 4.988%, 6/20/27	4,466	4,158
[a]10232694.SQ.FTS.B, 5.291%, 6/20/27	2,480	2,300
[a]10231849.SQ.FTS.B, 5.298%, 6/20/27	4,230	3,922
[a]10232007.SQ.FTS.B, 5.303%, 6/20/27	8,416	7,798
[a]10232357.SQ.FTS.B, 5.338%, 6/20/27	2,480	2,291
[a]10232065.SQ.FTS.B, 5.563%, 6/20/27	2,485	2,296
[a]10232335.SQ.FTS.B, 5.799%, 6/20/27	3,536	3,255
[a]10232189.SQ.FTS.B, 6.179%, 6/20/27	4,017	3,682
[a]10231773.SQ.FTS.B, 6.325%, 6/20/27	1,225	1,119
[a]10231802.SQ.FTS.B, 6.484%, 6/20/27	1,877	1,713
[a]10231998.SQ.FTS.B, 6.495%, 6/20/27	2,382	2,172
[a]10233323.SQ.FTS.B, 4.544%, 6/21/27	3,550	3,326
[a]10233028.SQ.FTS.B, 4.549%, 6/21/27	4,512	4,228
[a]10233059.SQ.FTS.B, 4.549%, 6/21/27	4,526	4,241
[a]10233087.SQ.FTS.B, 4.549%, 6/21/27	11,271	10,560
[a]10233514.SQ.FTS.B, 4.549%, 6/21/27	8,012	7,505
[a]10232784.SQ.FTS.B, 4.551%, 6/21/27	7,684	7,199

100	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10233484.SQ.FTS.B, 4.556%, 6/21/27	$5,096	$4,774
[a]10233156.SQ.FTS.B, 4.566%, 6/21/27	2,146	2,011
[a]10233296.SQ.FTS.B, 4.568%, 6/21/27	954	894
[a]10232838.SQ.FTS.B, 4.991%, 6/21/27	8,838	8,230
[a]10233178.SQ.FTS.B, 5.336%, 6/21/27	15,377	14,248
[a]10233419.SQ.FTS.B, 5.336%, 6/21/27	10,325	9,557
[a]10233391.SQ.FTS.B, 5.337%, 6/21/27	4,705	4,359
[a]10233308.SQ.FTS.B, 5.339%, 6/21/27	1,664	1,542
[a]10232906.SQ.FTS.B, 5.553%, 6/21/27	16,858	15,572
[a]10233469.SQ.FTS.B, 6.167%, 6/21/27	2,635	2,415
[a]10232833.SQ.FTS.B, 6.368%, 6/21/27	873	798
[a]10233585.SQ.FTS.B, 6.492%, 6/21/27	12,633	11,516
[a]10233566.SQ.FTS.B, 6.494%, 6/21/27	3,386	3,084
[a]10233367.SQ.FTS.B, 6.51%, 6/21/27	1,746	1,589
[a]10235810.SQ.FTS.B, 4.543%, 6/22/27	5,011	4,695
[a]10236874.SQ.FTS.B, 4.547%, 6/22/27	7,434	6,966
[a]10238197.SQ.FTS.B, 4.547%, 6/22/27	10,102	9,466
[a]10236927.SQ.FTS.B, 4.549%, 6/22/27	19,285	18,071
[a]10237069.SQ.FTS.B, 4.549%, 6/22/27	85,644	80,243
[a]10238336.SQ.FTS.B, 4.549%, 6/22/27	16,822	15,760
[a]10234780.SQ.FTS.B, 4.551%, 6/22/27	5,573	5,222
[a]10238023.SQ.FTS.B, 4.552%, 6/22/27	13,782	12,911
[a]10234932.SQ.FTS.B, 4.986%, 6/22/27	3,468	3,230
[a]10236404.SQ.FTS.B, 4.988%, 6/22/27	28,258	26,317
[a]10236110.SQ.FTS.B, 5.302%, 6/22/27	35,206	32,646
[a]10236092.SQ.FTS.B, 5.309%, 6/22/27	1,193	1,106
[a]10235914.SQ.FTS.B, 5.806%, 6/22/27	8,374	7,714
[a]10236780.SQ.FTS.B, 6.18%, 6/22/27	11,063	10,124
[a]10237888.SQ.FTS.B, 6.18%, 6/22/27	17,044	15,610
[a]10236715.SQ.FTS.B, 6.181%, 6/22/27	3,632	3,327
[a]10235889.SQ.FTS.B, 6.187%, 6/22/27	3,696	3,385
[a]10236063.SQ.FTS.B, 6.193%, 6/22/27	2,694	2,469
[a]10237039.SQ.FTS.B, 6.297%, 6/22/27	810	741
[a]10236356.SQ.FTS.B, 6.486%, 6/22/27	3,929	3,586
[a]10235030.SQ.FTS.B, 6.493%, 6/22/27	29,923	27,296
[a]10237821.SQ.FTS.B, 6.493%, 6/22/27	10,055	9,171
[a]10237045.SQ.FTS.B, 6.502%, 6/22/27	4,254	3,880
[a]10234737.SQ.FTS.B, 6.51%, 6/22/27	1,785	1,626
[a]10236707.SQ.FTS.B, 6.51%, 6/22/27	910	830
[a]10240701.SQ.FTS.B, 4.544%, 6/23/27	6,174	5,784
[a]10240794.SQ.FTS.B, 4.549%, 6/23/27	2,254	2,111
[a]10242672.SQ.FTS.B, 4.549%, 6/23/27	15,120	14,163
[a]10243186.SQ.FTS.B, 4.549%, 6/23/27	73,257	68,619
[a]10242421.SQ.FTS.B, 4.551%, 6/23/27	19,676	18,429
[a]10241937.SQ.FTS.B, 4.552%, 6/23/27	7,167	6,711
[a]10242826.SQ.FTS.B, 4.981%, 6/23/27	2,480	2,308

Description	Principal Amount	Value

Block, Inc. (continued)
[a]10240865.SQ.FTS.B, 5.302%, 6/23/27	$54,067	$50,115
[a]10243043.SQ.FTS.B, 5.304%, 6/23/27	19,841	18,391
[a]10243136.SQ.FTS.B, 5.328%, 6/23/27	2,223	2,059
[a]10242926.SQ.FTS.B, 5.329%, 6/23/27	3,580	3,317
[a]10243152.SQ.FTS.B, 5.365%, 6/23/27	1,148	1,063
[a]10242010.SQ.FTS.B, 5.552%, 6/23/27	5,767	5,328
[a]10242067.SQ.FTS.B, 5.553%, 6/23/27	56,642	52,314
[a]10241537.SQ.FTS.B, 5.804%, 6/23/27	34,468	31,734
[a]10242874.SQ.FTS.B, 5.804%, 6/23/27	3,465	3,191
[a]10240666.SQ.FTS.B, 6.18%, 6/23/27	1,637	1,500
[a]10242983.SQ.FTS.B, 6.181%, 6/23/27	2,531	2,319
[a]10242625.SQ.FTS.B, 6.182%, 6/23/27	5,753	5,266
[a]10242052.SQ.FTS.B, 6.185%, 6/23/27	2,766	2,532
[a]10242061.SQ.FTS.B, 6.186%, 6/23/27	4,664	4,271
[a]10241991.SQ.FTS.B, 6.333%, 6/23/27	2,036	1,861
[a]10239622.SQ.FTS.B, 6.337%, 6/23/27	2,170	1,976
[a]10239668.SQ.FTS.B, 6.483%, 6/23/27	1,842	1,680
[a]10239682.SQ.FTS.B, 6.494%, 6/23/27	4,699	4,286
[a]10239734.SQ.FTS.B, 6.494%, 6/23/27	52,200	47,590
[a]10243163.SQ.FTS.B, 6.498%, 6/23/27	2,577	2,351
[a]10242856.SQ.FTS.B, 6.508%, 6/23/27	1,734	1,581
[a]10248539.SQ.FTS.B, 4.547%, 6/24/27	9,858	9,230
[a]10248985.SQ.FTS.B, 4.547%, 6/24/27	9,250	8,662
[a]10249685.SQ.FTS.B, 4.549%, 6/24/27	15,838	14,829
[a]10247389.SQ.FTS.B, 4.55%, 6/24/27	32,490	30,422
[a]10249094.SQ.FTS.B, 4.551%, 6/24/27	5,969	5,588
[a]10249191.SQ.FTS.B, 4.551%, 6/24/27	11,122	10,413
[a]10249341.SQ.FTS.B, 4.551%, 6/24/27	3,791	3,550
[a]10246080.SQ.FTS.B, 4.985%, 6/24/27	3,974	3,699
[a]10245898.SQ.FTS.B, 4.987%, 6/24/27	6,121	5,697
[a]10248446.SQ.FTS.B, 5.296%, 6/24/27	3,521	3,263
[a]10248251.SQ.FTS.B, 5.315%, 6/24/27	2,260	2,094
[a]10249522.SQ.FTS.B, 5.332%, 6/24/27	7,975	7,386
[a]10246034.SQ.FTS.B, 5.552%, 6/24/27	2,348	2,168
[a]10248383.SQ.FTS.B, 6.178%, 6/24/27	1,673	1,531
[a]10248840.SQ.FTS.B, 6.178%, 6/24/27	6,513	5,963
[a]10246136.SQ.FTS.B, 6.18%, 6/24/27	85,914	78,659
[a]10247867.SQ.FTS.B, 6.18%, 6/24/27	6,870	6,287
[a]10248302.SQ.FTS.B, 6.492%, 6/24/27	3,906	3,561
[a]10249440.SQ.FTS.B, 6.501%, 6/24/27	4,816	4,390
[a]10250393.SQ.FTS.B, 4.549%, 6/25/27	22,650	21,206
[a]10250529.SQ.FTS.B, 4.549%, 6/25/27	51,620	48,327
[a]10250853.SQ.FTS.B, 4.549%, 6/25/27	43,357	40,593
[a]10250208.SQ.FTS.B, 4.974%, 6/25/27	1,788	1,664
[a]10250765.SQ.FTS.B, 4.981%, 6/25/27	2,531	2,356
[a]10250490.SQ.FTS.B, 4.986%, 6/25/27	16,111	14,990

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	101

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]10250804.SQ.FTS.B, 5.306%, 6/25/27	$5,483	$5,080
[a]10250180.SQ.FTS.B, 5.33%, 6/25/27	6,069	5,621
[a]10250136.SQ.FTS.B, 5.555%, 6/25/27	3,902	3,603
[a]10250292.SQ.FTS.B, 5.804%, 6/25/27	23,100	21,254
[a]10250779.SQ.FTS.B, 5.804%, 6/25/27	5,313	4,889
[a]10250216.SQ.FTS.B, 6.334%, 6/25/27	11,367	10,378
[a]10250829.SQ.FTS.B, 6.485%, 6/25/27	3,346	3,050
[a]10250369.SQ.FTS.B, 6.49%, 6/25/27	4,798	4,372
[a]10250254.SQ.FTS.B, 6.496%, 6/25/27	5,483	4,995
[a]10250264.SQ.FTS.B, 6.496%, 6/25/27	12,762	11,631
[a]10250526.SQ.FTS.B, 6.519%, 6/25/27	1,458	1,328
[a]10253515.SQ.FTS.B, 4.543%, 6/26/27	5,527	5,175
[a]10253628.SQ.FTS.B, 4.547%, 6/26/27	8,796	8,236
[a]10252368.SQ.FTS.B, 4.549%, 6/26/27	3,386	3,170
[a]10252393.SQ.FTS.B, 4.549%, 6/26/27	26,203	24,527
[a]10253421.SQ.FTS.B, 4.549%, 6/26/27	2,270	2,125
[a]10253436.SQ.FTS.B, 4.549%, 6/26/27	6,810	6,376
[a]10254658.SQ.FTS.B, 4.549%, 6/26/27	27,240	25,504
[a]10252859.SQ.FTS.B, 4.55%, 6/26/27	68,668	64,290
[a]10254573.SQ.FTS.B, 4.551%, 6/26/27	2,009	1,881
[a]10253244.SQ.FTS.B, 4.552%, 6/26/27	10,783	10,095
[a]10254458.SQ.FTS.B, 4.552%, 6/26/27	5,959	5,579
[a]10254535.SQ.FTS.B, 4.552%, 6/26/27	2,656	2,487
[a]10252671.SQ.FTS.B, 4.561%, 6/26/27	3,065	2,869
[a]10253700.SQ.FTS.B, 4.988%, 6/26/27	29,692	27,629
[a]10254066.SQ.FTS.B, 4.988%, 6/26/27	25,913	24,107
[a]10252769.SQ.FTS.B, 4.99%, 6/26/27	7,092	6,599
[a]10255088.SQ.FTS.B, 4.993%, 6/26/27	2,741	2,550
[a]10251941.SQ.FTS.B, 4.996%, 6/26/27	3,769	3,507
[a]10251554.SQ.FTS.B, 5.302%, 6/26/27	31,974	29,621
[a]10254320.SQ.FTS.B, 5.334%, 6/26/27	11,303	10,467
[a]10252712.SQ.FTS.B, 5.335%, 6/26/27	1,159	1,073
[a]10252719.SQ.FTS.B, 5.555%, 6/26/27	3,338	3,082
[a]10254017.SQ.FTS.B, 5.799%, 6/26/27	5,047	4,644
[a]10253564.SQ.FTS.B, 5.803%, 6/26/27	3,130	2,880
[a]10254606.SQ.FTS.B, 6.172%, 6/26/27	4,272	3,911
[a]10252651.SQ.FTS.B, 6.19%, 6/26/27	1,823	1,668
[a]10254517.SQ.FTS.B, 6.488%, 6/26/27	4,104	3,741
[a]10253337.SQ.FTS.B, 6.492%, 6/26/27	13,875	12,646
[a]10251981.SQ.FTS.B, 6.493%, 6/26/27	21,317	19,424
[a]10255121.SQ.FTS.B, 6.494%, 6/26/27	9,911	9,033
[a,b]5989835.SQ.FTS.B, 5.158%, 4/13/34	3,543	—
[a,b]5994040.SQ.FTS.B, 5.157%, 4/14/34	6,214	—
[a,b]5996474.SQ.FTS.B, 4.843%, 4/15/34	17,017	—
[a,b]5997475.SQ.FTS.B, 4.43%, 4/16/34	1,656	—
[a,b]5997200.SQ.FTS.B, 5.097%, 4/16/34	2,782	—

Description	Principal Amount	Value

Block, Inc. (continued)
[a,b]6000301.SQ.FTS.B, 5.093%, 4/17/34	$3,546	$—
[a,b]6004440.SQ.FTS.B, 4.732%, 4/18/34	1,108	—
[a,b]6001577.SQ.FTS.B, 5.151%, 4/18/34	1,056	—
[a,b]6011390.SQ.FTS.B, 5.288%, 4/20/34	1,154	—
[a,b]6015092.SQ.FTS.B, 4.748%, 4/21/34	3,643	—
[a,b]6014890.SQ.FTS.B, 4.906%, 4/21/34	9,174	1
[a,b]6013648.SQ.FTS.B, 4.944%, 4/21/34	1,455	—
[a,b]6012758.SQ.FTS.B, 5.035%, 4/21/34	723	—
[a,b]6014070.SQ.FTS.B, 5.04%, 4/21/34 .	807	—
[a,b]6012911.SQ.FTS.B, 5.521%, 4/21/34	2,149	—
[a,b]6016148.SQ.FTS.B, 5.158%, 4/22/34	5,838	—
[a,b]6015930.SQ.FTS.B, 5.191%, 4/22/34	575	—
[a,b]6016033.SQ.FTS.B, 5.427%, 4/22/34	411	—
[a,b]6017013.SQ.FTS.B, 5.183%, 4/23/34	1,385	—
[a,b]6022765.SQ.FTS.B, 4.749%, 4/25/34	4,447	—
[a,b]6021095.SQ.FTS.B, 5.183%, 4/25/34	1,600	—
[a,b]6026172.SQ.FTS.B, 4.002%, 4/26/34	322	—
[a,b]6024576.SQ.FTS.B, 4.74%, 4/26/34	1,276	—
[a,b]6024861.SQ.FTS.B, 5.431%, 4/26/34	2,667	—
[a,b]6029494.SQ.FTS.B, 4.71%, 4/27/34	1,298	—
[a,b]6032730.SQ.FTS.B, 5.44%, 4/27/34	389	—
[a,b]6036691.SQ.FTS.B, 4.307%, 4/28/34	2,479	—
[a,b]6041346.SQ.FTS.B, 4.725%, 4/30/34	1,333	—
[a,b]6048225.SQ.FTS.B, 4.528%, 5/02/34	8,214	—
[a,b]6054550.SQ.FTS.B, 5.285%, 5/03/34	4,497	—
[a,b]6057387.SQ.FTS.B, 5.53%, 5/04/34 .	1,675	—
[a,b]6058469.SQ.FTS.B, 5.446%, 5/05/34	1,557	—
[a,b]6062778.SQ.FTS.B, 5.554%, 5/07/34	305	—
[a,b]6120695.SQ.FTS.B, 4.75%, 5/09/34 .	16,890	—
[a,b]6124160.SQ.FTS.B, 5.377%, 5/10/34	3,491	—
[a,b]6126546.SQ.FTS.B, 4.906%, 5/12/34	19,042	—
[a,b]6126842.SQ.FTS.B, 5.561%, 5/13/34	637	—
[a,b]6133881.SQ.FTS.B, 4.75%, 5/15/34 .	2,378	—
[a,b]6131519.SQ.FTS.B, 5.381%, 5/15/34	1,418	—
[a,b]6134817.SQ.FTS.B, 5.535%, 5/15/34	2,697	—
[a,b]6135260.SQ.FTS.B, 5.427%, 5/16/34	1,443	—
[a,b]6146677.SQ.FTS.B, 4.308%, 5/18/34	8,942	—
[a,b]6151394.SQ.FTS.B, 4.308%, 5/21/34	5,177	—
[a,b]6150788.SQ.FTS.B, 4.749%, 5/21/34	14,529	1
[a,b]6149304.SQ.FTS.B, 5.405%, 5/21/34	401	—
[a,b]6153438.SQ.FTS.B, 4.906%, 5/22/34	7,548	—
[a,b]6157908.SQ.FTS.B, 4.749%, 5/23/34	1,370	—
[a,b]6157628.SQ.FTS.B, 5.44%, 5/23/34	4,793	—
[a,b]6159034.SQ.FTS.B, 5.535%, 5/23/34	7,919	1
[a,b]6164713.SQ.FTS.B, 5.418%, 5/25/34	395	—
[a,b]6163607.SQ.FTS.B, 5.453%, 5/25/34	1,355	—

102	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]6166473.SQ.FTS.B, 4.527%, 5/28/34	$5,156	$—
[a,b]6169281.SQ.FTS.B, 4.724%, 5/28/34	242	—
[a,b]6169671.SQ.FTS.B, 4.528%, 5/29/34	2,580	—
[a,b]6172125.SQ.FTS.B, 5.031%, 5/29/34	3,361	—
[a,b]6176406.SQ.FTS.B, 4.749%, 5/30/34	11,958	—
[a,b]6174157.SQ.FTS.B, 5.441%, 5/30/34	1,917	—
[a,b]6176070.SQ.FTS.B, 5.565%, 5/30/34	662	—
[a,b]6186681.SQ.FTS.B, 5.152%, 6/04/34	628	—
[a,b]6191126.SQ.FTS.B, 4.528%, 6/05/34	1,433	—
[a,b]6188827.SQ.FTS.B, 4.793%, 6/05/34	314	—
[a,b]6194847.SQ.FTS.B, 4.748%, 6/06/34	2,674	—
[a,b]6193329.SQ.FTS.B, 5.377%, 6/06/34	4,245	—
[a,b]6199807.SQ.FTS.B, 4.754%, 6/07/34	2,588	—
[a,b]6200483.SQ.FTS.B, 5.283%, 6/07/34	3,807	—
[a,b]6207918.SQ.FTS.B, 5.534%, 6/09/34	14,807	—
[a,b]6207882.SQ.FTS.B, 5.543%, 6/09/34	1,369	—
[a,b]6210686.SQ.FTS.B, 5.157%, 6/11/34	1,334	—
[a,b]6214585.SQ.FTS.B, 5.382%, 6/12/34	2,893	—
[a,b]6213956.SQ.FTS.B, 5.53%, 6/12/34 .	3,141	—
[a,b]6217157.SQ.FTS.B, 5.456%, 6/13/34	272	—
[a,b]6220890.SQ.FTS.B, 5.031%, 6/14/34	11,147	—
[a,b]6226697.SQ.FTS.B, 4.309%, 6/15/34	6,802	—
[a,b]6225158.SQ.FTS.B, 4.527%, 6/15/34	3,256	—
[a,b]6226524.SQ.FTS.B, 5.281%, 6/15/34	2,241	—
[a,b]6228233.SQ.FTS.B, 5.047%, 6/16/34	24	—
[a,b]6229176.SQ.FTS.B, 5.281%, 6/16/34	4,816	—
[a,b]6242053.SQ.FTS.B, 4.744%, 6/20/34	3,405	—
[a,b]6242376.SQ.FTS.B, 5.251%, 6/20/34	5,760	—
[a,b]6254118.SQ.FTS.B, 4.969%, 6/23/34	10,644	1
[a,b]6254961.SQ.FTS.B, 5.472%, 6/23/34	5,460	—
[a,b]6253221.SQ.FTS.B, 5.598%, 6/23/34	28,281	—
[a,b]6252808.SQ.FTS.B, 5.601%, 6/23/34	5,809	—
[a,b]6254832.SQ.FTS.B, 5.759%, 6/23/34	2,498	—
[a,b]6255052.SQ.FTS.B, 5.597%, 6/24/34	307	—
[a,b]6255882.SQ.FTS.B, 5.757%, 6/25/34	515	—
[a,b]6259203.SQ.FTS.B, 4.759%, 6/27/34	445	—
[a,b]6257645.SQ.FTS.B, 5.031%, 6/27/34	683	—
[a,b]6259245.SQ.FTS.B, 5.75%, 6/27/34 .	616	—
[a,b]6260850.SQ.FTS.B, 4.969%, 6/28/34	22,653	—
[a,b]6267406.SQ.FTS.B, 5.373%, 6/29/34	6,092	—
[a,b]6271064.SQ.FTS.B, 4.748%, 6/30/34	1,172	—
[a,b]6271110.SQ.FTS.B, 4.757%, 6/30/34	791	—
[a,b]6269741.SQ.FTS.B, 5.031%, 6/30/34	7,237	1
[a,b]6268263.SQ.FTS.B, 5.247%, 6/30/34	1,775	—
[a,b]6268433.SQ.FTS.B, 5.258%, 6/30/34	284	—
[a,b]6268142.SQ.FTS.B, 5.6%, 6/30/34	4,489	—

Description	Principal Amount	Value

Block, Inc. (continued)
[a,b]6271589.SQ.FTS.B, 5.445%, 7/01/34	$1,098	$—
[a,b]6274032.SQ.FTS.B, 5.66%, 7/03/34	2,950	—
[a,b]6277193.SQ.FTS.B, 5.608%, 7/04/34	1,122	—
[a,b]6282655.SQ.FTS.B, 5.66%, 7/05/34	1,878	—
[a,b]6285379.SQ.FTS.B, 5.743%, 7/06/34	295	—
[a,b]6285826.SQ.FTS.B, 5.473%, 7/07/34	11,789	—
[a,b]6286529.SQ.FTS.B, 5.748%, 7/08/34	439	—
[a,b]6290705.SQ.FTS.B, 5.475%, 7/10/34	2,878	—
[a,b]6290686.SQ.FTS.B, 5.488%, 7/10/34	440	—
[a,b]6302451.SQ.FTS.B, 5.66%, 7/13/34 .	48,897	—
[a,b]6303731.SQ.FTS.B, 4.733%, 7/14/34	260	—
[a,b]6305199.SQ.FTS.B, 5.425%, 7/16/34	399	—
[a,b]6307843.SQ.FTS.B, 5.754%, 7/17/34	53,032	—
[a,b]6308638.SQ.FTS.B, 4.749%, 7/18/34	12,615	—
[a,b]6317901.SQ.FTS.B, 5.754%, 7/20/34	928	1
[a,b]6320015.SQ.FTS.B, 5.25%, 7/21/34 .	2,205	—
[a,b]6351220.SQ.FTS.B, 5.25%, 7/23/34 .	7,497	—
[a,b]6335477.SQ.FTS.B, 5.387%, 7/23/34	557	—
[a,b]6362559.SQ.FTS.B, 5.127%, 7/26/34	26,180	1
[a,b]6369651.SQ.FTS.B, 4.528%, 7/30/34	85	—
[a,b]6368537.SQ.FTS.B, 5.66%, 7/30/34 .	276	—
[a,b]6372459.SQ.FTS.B, 5.376%, 7/31/34	2,642	—
[a,b]6374829.SQ.FTS.B, 5.129%, 8/01/34	5,779	—
[a,b]6379217.SQ.FTS.B, 5.262%, 8/02/34	478	—
[a,b]6381758.SQ.FTS.B, 5.475%, 8/02/34	2,586	—
[a,b]6382230.SQ.FTS.B, 5.479%, 8/03/34	1,124	—
[a,b]6386123.SQ.FTS.B, 5.252%, 8/05/34	3,613	—
[a,b]6395381.SQ.FTS.B, 4.966%, 8/08/34	1,358	—
[a,b]6394978.SQ.FTS.B, 5.752%, 8/08/34	2,823	—
[a,b]6399623.SQ.FTS.B, 5.374%, 8/09/34	3,629	—
[a,b]6399808.SQ.FTS.B, 5.442%, 8/09/34	5,425	—
[a,b]6401578.SQ.FTS.B, 5.254%, 8/10/34	2,229	—
[a,b]6404470.SQ.FTS.B, 5.251%, 8/11/34	11,152	—
[a,b]6404013.SQ.FTS.B, 5.66%, 8/11/34 .	1,738	—
[a,b]6404711.SQ.FTS.B, 5.603%, 8/12/34	2,111	—
[a,b]6408982.SQ.FTS.B, 4.743%, 8/14/34	2,687	—
[a,b]6412313.SQ.FTS.B, 4.75%, 8/15/34 .	2,377	—
[a,b]6423457.SQ.FTS.B, 4.747%, 8/17/34	547	—
[a,b]6429072.SQ.FTS.B, 5.379%, 8/21/34	513	—
[a,b]6427445.SQ.FTS.B, 5.439%, 8/21/34	6,571	—
[a,b]6427032.SQ.FTS.B, 5.441%, 8/21/34	1,469	—
[a,b]6433271.SQ.FTS.B, 4.742%, 8/22/34	3,084	—
[a,b]6439919.SQ.FTS.B, 5.375%, 8/23/34	4,906	—
[a,b]6439336.SQ.FTS.B, 5.377%, 8/23/34	4,354	1
[a,b]6443722.SQ.FTS.B, 5.377%, 8/24/34	11,723	—
[a,b]6443946.SQ.FTS.B, 5.447%, 8/24/34	2,284	—

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	103

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]6443705.SQ.FTS.B, 5.757%, 8/24/34	$1,309	$—
[a,b]6450204.SQ.FTS.B, 4.969%, 8/28/34	1,484	—
[a,b]6454476.SQ.FTS.B, 5.251%, 9/01/34	2,565	—
[a,b]6463165.SQ.FTS.B, 4.974%, 9/03/34	850	—
[a,b]6472563.SQ.FTS.B, 5.474%, 9/07/34	1,124	—
[a,b]6480025.SQ.FTS.B, 4.528%, 9/09/34	6,855	—
[a,b]6481471.SQ.FTS.B, 5.252%, 9/10/34	56,731	—
[a,b]6484508.SQ.FTS.B, 5.737%, 9/10/34	907	—
[a,b]6484990.SQ.FTS.B, 5.379%, 9/11/34	8,174	—
[a,b]6485599.SQ.FTS.B, 5.595%, 9/11/34	3,350	—
[a,b]6488534.SQ.FTS.B, 5.66%, 9/13/34	4,069	—
[a,b]6490032.SQ.FTS.B, 5.66%, 9/13/34	1,366	—
[a,b]6493901.SQ.FTS.B, 4.747%, 9/15/34	1,341	—
[a,b]6495272.SQ.FTS.B, 5.383%, 9/15/34	2,996	—
[a,b]6493807.SQ.FTS.B, 5.678%, 9/15/34	798	—
[a,b]6499390.SQ.FTS.B, 4.753%, 9/16/34	1,905	—
[a,b]6499466.SQ.FTS.B, 4.971%, 9/16/34	2,079	—
[a,b]6499066.SQ.FTS.B, 5.132%, 9/16/34	2,376	—
[a,b]6505651.SQ.FTS.B, 5.126%, 9/17/34	11,018	—
[a,b]6504331.SQ.FTS.B, 5.251%, 9/17/34	16,006	—
[a,b]6510199.SQ.FTS.B, 5.377%, 9/20/34	3,748	—
[a,b]6509842.SQ.FTS.B, 5.758%, 9/20/34	5,661	—
[a,b]6514993.SQ.FTS.B, 4.748%, 9/22/34	11,666	—
[a,b]6526438.SQ.FTS.B, 5.471%, 9/26/34	2,043	—
[a,b]6528470.SQ.FTS.B, 4.527%, 9/27/34	5,896	—
[a,b]6533471.SQ.FTS.B, 5.66%, 9/28/34	5,455	—
[a,b]6537833.SQ.FTS.B, 4.963%, 9/29/34	4,274	—
[a,b]6546339.SQ.FTS.B, 5.031%, 9/30/34	3,311	—
[a,b]6539774.SQ.FTS.B, 5.438%, 9/30/34	7,745	—
[a,b]6545017.SQ.FTS.B, 5.438%, 9/30/34	5,479	—
[a,b]6547912.SQ.FTS.B, 5.756%, 10/02/34	3,479	—
[a,b]6550386.SQ.FTS.B, 4.842%, 10/03/34	3,804	1
[a,b]6551364.SQ.FTS.B, 5.595%, 10/03/34	2,540	—
[a,b]6551325.SQ.FTS.B, 5.597%, 10/03/34	1,077	—
[a,b]6551310.SQ.FTS.B, 5.678%, 10/03/34	1,637	—
[a,b]6552179.SQ.FTS.B, 5.6%, 10/04/34	1,236	—
[a,b]6552833.SQ.FTS.B, 5.676%, 10/04/34	1,914	—
[a,b]6557212.SQ.FTS.B, 6.167%, 10/05/34	393	—
[a,b]6560669.SQ.FTS.B, 5.595%, 10/06/34	297	—
[a,b]6565297.SQ.FTS.B, 5.667%, 10/07/34	2,245	—
[a,b]6566308.SQ.FTS.B, 5.205%, 10/08/34	588	—
[a,b]6568787.SQ.FTS.B, 4.654%, 10/10/34	2,085	—
[a,b]6570635.SQ.FTS.B, 5.757%, 10/10/34	197	—
[a,b]6569379.SQ.FTS.B, 5.759%, 10/10/34	6,083	—
[a,b]6573435.SQ.FTS.B, 4.751%, 10/11/34	434	—
[a,b]6575505.SQ.FTS.B, 5.561%, 10/12/34	818	—

Description	Principal Amount	Value

Block, Inc. (continued)
[a,b]6574600.SQ.FTS.B, 5.99%, 10/12/34	$466	$—
[a,b]6583381.SQ.FTS.B, 4.299%, 10/13/34	1,860	—
[a,b]6584064.SQ.FTS.B, 5.184%, 10/14/34	1,200	—
[a,b]6584703.SQ.FTS.B, 5.377%, 10/14/34	1,023	—
[a,b]6586628.SQ.FTS.B, 5.766%, 10/15/34	423	—
[a,b]6591557.SQ.FTS.B, 4.748%, 10/18/34	22,190	—
[a,b]6602708.SQ.FTS.B, 4.937%, 10/21/34	20,691	—
[a,b]6603320.SQ.FTS.B, 6.256%, 10/21/34	2,923	—
[a,b]6606708.SQ.FTS.B, 4.937%, 10/24/34	2,234	—
[a,b]6608433.SQ.FTS.B, 5.187%, 10/24/34	7,450	—
[a,b]6606355.SQ.FTS.B, 6.005%, 10/24/34	3,197	—
[a,b]6606972.SQ.FTS.B, 6.415%, 10/24/34	2,678	—
[a,b]6608920.SQ.FTS.B, 4.655%, 10/25/34	4,842	—
[a,b]6608761.SQ.FTS.B, 4.729%, 10/25/34	529	—
[a,b]6610691.SQ.FTS.B, 5.437%, 10/25/34	1,555	—
[a,b]6610546.SQ.FTS.B, 6.424%, 10/25/34	2,651	—
[a,b]6611834.SQ.FTS.B, 4.934%, 10/26/34	6,514	—
[a,b]6620492.SQ.FTS.B, 5.563%, 10/28/34	1,538	—
[a,b]6621277.SQ.FTS.B, 6.437%, 10/28/34	645	—
[a,b]6627023.SQ.FTS.B, 4.75%, 11/01/34	9,110	—
[a,b]6626988.SQ.FTS.B, 5.457%, 11/01/34	1,021	—
[a,b]6629563.SQ.FTS.B, 6.246%, 11/01/34	867	—
[a,b]6632935.SQ.FTS.B, 5.367%, 11/02/34	1,675	—
[a,b]6640951.SQ.FTS.B, 5.186%, 11/04/34	3,014	—
[a,b]6638387.SQ.FTS.B, 5.187%, 11/04/34	6,765	1
[a,b]6642494.SQ.FTS.B, 5.183%, 11/05/34	2,440	—
[a,b]6642924.SQ.FTS.B, 5.436%, 11/05/34	918	—
[a,b]6642786.SQ.FTS.B, 5.563%, 11/05/34	3,631	—
[a,b]6642443.SQ.FTS.B, 6.01%, 11/05/34	1,132	—
[a,b]6655765.SQ.FTS.B, 6.415%, 11/10/34	22,394	—
[a,b]6660038.SQ.FTS.B, 5.192%, 11/11/34	1,025	—
[a,b]6659902.SQ.FTS.B, 5.439%, 11/11/34	3,775	—
[a,b]6662402.SQ.FTS.B, 4.654%, 11/12/34	16,704	—
[a,b]6662851.SQ.FTS.B, 4.749%, 11/12/34	538	—
[a,b]6667444.SQ.FTS.B, 5.189%, 11/15/34	13,964	—
[a,b]6667839.SQ.FTS.B, 5.563%, 11/15/34	2,316	—
[a,b]6669990.SQ.FTS.B, 5.756%, 11/15/34	2,054	—
[a,b]6669319.SQ.FTS.B, 5.757%, 11/15/34	5,727	—
[a,b]6668063.SQ.FTS.B, 6.167%, 11/15/34	1,903	—
[a,b]6672873.SQ.FTS.B, 4.942%, 11/16/34	1,122	—
[a,b]6672685.SQ.FTS.B, 6.418%, 11/16/34	9,596	—
[a,b]6681453.SQ.FTS.B, 4.942%, 11/18/34	2,541	—
[a,b]6681160.SQ.FTS.B, 5.19%, 11/18/34	11,154	1
[a,b]6681576.SQ.FTS.B, 6.01%, 11/18/34	2,334	—
[a,b]6684258.SQ.FTS.B, 5.379%, 11/19/34	5,085	—
[a,b]6681713.SQ.FTS.B, 5.434%, 11/19/34	4,188	—

104	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]6683903.SQ.FTS.B, 6.164%, 11/19/34	$1,832	$—
[a,b]6685416.SQ.FTS.B, 6.029%, 11/20/34	182	—
[a,b]6687486.SQ.FTS.B, 5.443%, 11/22/34	1,208	—
[a,b]6701879.SQ.FTS.B, 4.747%, 11/25/34	555	—
[a,b]6703045.SQ.FTS.B, 5.373%, 11/25/34	481	—
[a,b]6706998.SQ.FTS.B, 4.934%, 11/26/34	4,568	—
[a,b]6705993.SQ.FTS.B, 6.41%, 11/26/34	3,907	—
[a,b]6709178.SQ.FTS.B, 5.366%, 11/29/34	223	—
[a,b]6709139.SQ.FTS.B, 6.422%, 11/29/34	417	—
[a,b]6716386.SQ.FTS.B, 4.656%, 11/30/34	14,513	—
[a,b]6713041.SQ.FTS.B, 4.745%, 11/30/34	1,739	—
[a,b]6718331.SQ.FTS.B, 4.937%, 12/01/34	2,957	—
[a,b]6726195.SQ.FTS.B, 5.77%, 12/04/34	1,147	—
[a,b]6727203.SQ.FTS.B, 5.371%, 12/05/34	1,293	—
[a,b]6736151.SQ.FTS.B, 5.19%, 12/07/34	843	—
[a,b]6734360.SQ.FTS.B, 5.571%, 12/07/34	3,091	—
[a,b]6735929.SQ.FTS.B, 6.418%, 12/07/34	7,389	—
[a,b]6741238.SQ.FTS.B, 5.188%, 12/08/34	532	—
[a,b]6741768.SQ.FTS.B, 6.258%, 12/08/34	7	—
[a,b]6747289.SQ.FTS.B, 5.192%, 12/10/34	3,359	—
[a,b]6747633.SQ.FTS.B, 5.206%, 12/11/34	496	—
[a,b]6749151.SQ.FTS.B, 5.758%, 12/12/34	2,209	—
[a,b]6755529.SQ.FTS.B, 5.195%, 12/14/34	567	—
[a,b]6755599.SQ.FTS.B, 5.382%, 12/14/34	3,652	—
[a,b]6765978.SQ.FTS.B, 6.413%, 12/16/34	3,559	—
[a,b]6767513.SQ.FTS.B, 6.413%, 12/16/34	3,105	—
[a,b]6769902.SQ.FTS.B, 5.756%, 12/18/34	1,683	—
[a,b]6770314.SQ.FTS.B, 4.757%, 12/19/34	850	—
[a,b]6770294.SQ.FTS.B, 5.418%, 12/19/34	1,307	—
[a,b]6770865.SQ.FTS.B, 6.164%, 12/19/34	4,212	—
[a,b]6772432.SQ.FTS.B, 4.659%, 12/20/34	3,614	—
[a,b]6771628.SQ.FTS.B, 5.378%, 12/20/34	11,342	1
[a,b]6775946.SQ.FTS.B, 6.15%, 12/21/34	868	—
[a,b]6785814.SQ.FTS.B, 6.008%, 12/23/34	3,173	—
[a,b]6789729.SQ.FTS.B, 5.755%, 12/26/34	23,677	—
[a,b]6789128.SQ.FTS.B, 6.008%, 12/26/34	6,626	—
[a,b]6792899.SQ.FTS.B, 5.377%, 12/27/34	15,687	—
[a,b]6795851.SQ.FTS.B, 6.414%, 12/28/34	13,992	—
[a,b]6800164.SQ.FTS.B, 5.451%, 12/29/34	921	—
[a,b]6807351.SQ.FTS.B, 5.571%, 12/30/34	601	—
[a,b]6807255.SQ.FTS.B, 6.011%, 12/30/34	3,694	—
[a,b]6812718.SQ.FTS.B, 4.933%, 1/03/35	8,697	—
[a,b]6813993.SQ.FTS.B, 4.656%, 1/04/35	100	—
[a,b]6815365.SQ.FTS.B, 5.568%, 1/05/35	4,860	1
[a,b]6815336.SQ.FTS.B, 5.76%, 1/05/35	1,094	—
[a,b]6814457.SQ.FTS.B, 6.205%, 1/05/35	231	—

Description	Principal Amount	Value

Block, Inc. (continued)
[a,b]6828597.SQ.FTS.B, 6.01%, 1/10/35	$1,851	$—
[a,b]6830425.SQ.FTS.B, 6.154%, 1/10/35	1,050	—
[a,b]6833081.SQ.FTS.B, 5.753%, 1/11/35	3,532	—
[a,b]6831288.SQ.FTS.B, 5.755%, 1/11/35	1,391	—
[a,b]6844837.SQ.FTS.B, 5.189%, 1/14/35	4,383	1
[a,b]6845844.SQ.FTS.B, 5.577%, 1/15/35	2,264	—
[a,b]6853583.SQ.FTS.B, 4.652%, 1/18/35	1,003	5
[a,b]6864766.SQ.FTS.B, 5.461%, 1/22/35	346	—
[a,b]6865119.SQ.FTS.B, 6.261%, 1/22/35	1,131	—
[a,b]6865816.SQ.FTS.B, 4.941%, 1/23/35	975	—
[a,b]6867424.SQ.FTS.B, 4.938%, 1/24/35	1,424	20
[a,b]6867235.SQ.FTS.B, 5.378%, 1/24/35	4,400	1
[a,b]6874224.SQ.FTS.B, 4.938%, 1/26/35	12,671	—
[a,b]6878498.SQ.FTS.B, 6.006%, 1/27/35	15,839	—
[a,b]6879258.SQ.FTS.B, 6.169%, 1/27/35	995	—
[a,b]6883683.SQ.FTS.B, 6.259%, 1/28/35	11,390	—
[a,b]6889101.SQ.FTS.B, 4.932%, 1/31/35	894	—
[a,b]6891704.SQ.FTS.B, 4.939%, 2/01/35	2,150	50
[a,b]6894382.SQ.FTS.B, 6.261%, 2/02/35	3,927	—
[a,b]6901055.SQ.FTS.B, 5.187%, 2/04/35	8,090	7
[a,b]6905278.SQ.FTS.B, 5.375%, 2/06/35	4,086	1
[a,b]6905725.SQ.FTS.B, 6.41%, 2/06/35	2,638	—
[a,b]6910812.SQ.FTS.B, 5.563%, 2/08/35	5,166	—
[a,b]6913129.SQ.FTS.B, 5.759%, 2/09/35	1,084	—
[a,b]6913617.SQ.FTS.B, 6.006%, 2/09/35	11,248	2
[a,b]6918477.SQ.FTS.B, 4.762%, 2/10/35	795	—
[a,b]6919126.SQ.FTS.B, 4.721%, 2/11/35	870	—
[a,b]6920374.SQ.FTS.B, 6.421%, 2/11/35	1,833	1
[a,b]6923080.SQ.FTS.B, 5.567%, 2/14/35	5,327	2
[a,b]6934280.SQ.FTS.B, 5.378%, 2/17/35	655	1
[a,b]6933378.SQ.FTS.B, 6.007%, 2/17/35	1,773	1
[a,b]6937297.SQ.FTS.B, 4.748%, 2/18/35	2,807	1
[a,b]6939326.SQ.FTS.B, 5.44%, 2/18/35	8,134	3
[a,b]6937107.SQ.FTS.B, 5.441%, 2/18/35	2,690	1
[a,b]6939442.SQ.FTS.B, 5.565%, 2/18/35	1,301	4
[a,b]6941232.SQ.FTS.B, 5.755%, 2/19/35	14,604	417
[a,b]6941710.SQ.FTS.B, 6.007%, 2/19/35	5,409	3
[a,b]6942041.SQ.FTS.B, 6.135%, 2/20/35	783	—
[a,b]6946128.SQ.FTS.B, 5.748%, 2/21/35	1,931	1
[a,b]6946527.SQ.FTS.B, 6.003%, 2/21/35	726	1
[a,b]6957735.SQ.FTS.B, 5.377%, 2/24/35	2,280	2
[a,b]6957843.SQ.FTS.B, 6.007%, 2/24/35	3,638	144
[a,b]6957706.SQ.FTS.B, 6.439%, 2/24/35	982	—
[a,b]6958893.SQ.FTS.B, 5.475%, 2/25/35	286	—
[a,b]6962136.SQ.FTS.B, 5.755%, 2/25/35	1,990	1
[a,b]6962386.SQ.FTS.B, 5.445%, 2/26/35	1,496	2

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	105

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]6962449.SQ.FTS.B, 6%, 2/26/35	$665	$—
[a,b]6963703.SQ.FTS.B, 5.441%, 2/27/35	4,914	115
[a,b]6968688.SQ.FTS.B, 5.439%, 2/28/35	15,914	11
[a,b]6964600.SQ.FTS.B, 5.754%, 2/28/35	3,817	2
[a,b]6977409.SQ.FTS.B, 5.758%, 2/28/35	6,257	10
[a,b]6983514.SQ.FTS.B, 4.657%, 3/01/35	1,054	2
[a,b]6981506.SQ.FTS.B, 5.759%, 3/01/35	4,725	1
[a,b]6981745.SQ.FTS.B, 6.205%, 3/01/35	727	—
[a,b]6983907.SQ.FTS.B, 6.255%, 3/01/35	5,990	2
[a,b]6983184.SQ.FTS.B, 6.258%, 3/01/35	2,759	1
[a,b]6985831.SQ.FTS.B, 5.756%, 3/03/35	6,077	6
[a,b]6986183.SQ.FTS.B, 6.005%, 3/03/35	1,326	1
[a,b]6987073.SQ.FTS.B, 5.772%, 3/04/35	204	4
[a,b]6987047.SQ.FTS.B, 6.254%, 3/04/35	3,612	1
[a,b]6988804.SQ.FTS.B, 5.378%, 3/05/35	22,027	31
[a,b]6992671.SQ.FTS.B, 5.188%, 3/06/35	804	—
[a,b]6992646.SQ.FTS.B, 5.386%, 3/06/35	878	1
[a,b]6991080.SQ.FTS.B, 6.168%, 3/06/35	878	1
[a,b]6999659.SQ.FTS.B, 5.377%, 3/08/35	6,547	3
[a,b]7003117.SQ.FTS.B, 5.451%, 3/09/35	715	—
[a,b]7002848.SQ.FTS.B, 5.753%, 3/09/35	2,390	5
[a,b]7006832.SQ.FTS.B, 5.564%, 3/11/35	11,203	3
[a,b]7006543.SQ.FTS.B, 5.57%, 3/11/35	5,929	11
[a,b]7007213.SQ.FTS.B, 5.746%, 3/11/35	3,175	2
[a,b]7012393.SQ.FTS.B, 5.198%, 3/13/35	252	—
[a,b]7010981.SQ.FTS.B, 5.377%, 3/13/35	2,023	1
[a,b]7019058.SQ.FTS.B, 5.758%, 3/14/35	1,512	141
[a,b]7031129.SQ.FTS.B, 5.566%, 3/19/35	23,073	49
[a,b]7033869.SQ.FTS.B, 6.158%, 3/19/35	2,930	1
[a,b]7030479.SQ.FTS.B, 6.26%, 3/19/35	533	54
[a,b]7036165.SQ.FTS.B, 4.657%, 3/20/35	6,631	6
[a,b]7040271.SQ.FTS.B, 5.377%, 3/21/35	17,136	1,386
[a,b]7046389.SQ.FTS.B, 4.762%, 3/22/35	133	—
[a,b]7046858.SQ.FTS.B, 5.566%, 3/22/35	6,997	16
[a,b]7044311.SQ.FTS.B, 5.757%, 3/22/35	2,555	1
[a,b]7044180.SQ.FTS.B, 6.256%, 3/22/35	778	1
[a,b]7047312.SQ.FTS.B, 5.566%, 3/23/35	1,444	62
[a,b]7047271.SQ.FTS.B, 6.25%, 3/23/35	1,006	43
[a,b]7050699.SQ.FTS.B, 6.012%, 3/25/35	1,636	2
[a,b]7055837.SQ.FTS.B, 5.754%, 3/27/35	5,733	15
[a,b]7060939.SQ.FTS.B, 5.381%, 3/28/35	535	60
[a,b]7069074.SQ.FTS.B, 4.938%, 4/01/35	3,076	353
[a,b]7077191.SQ.FTS.B, 4.654%, 4/03/35	5,771	13
[a,b]7075883.SQ.FTS.B, 6.007%, 4/03/35	3,716	2
[a,b]7077874.SQ.FTS.B, 6.413%, 4/04/35	1,766	2
[a,b]7087577.SQ.FTS.B, 4.937%, 4/05/35	27,996	53

Description	Principal Amount	Value

Block, Inc. (continued)
[a,b]7087146.SQ.FTS.B, 5.758%, 4/05/35	$5,687	$11
[a,b]7091881.SQ.FTS.B, 6.007%, 4/06/35	25,110	7
[a,b]7093794.SQ.FTS.B, 5.191%, 4/08/35	1,129	1
[a,b]7101547.SQ.FTS.B, 6.002%, 4/11/35	1,547	3
[a,b]7099200.SQ.FTS.B, 6.256%, 4/11/35	9,571	7
[a,b]7107852.SQ.FTS.B, 5.754%, 4/12/35	22,699	40
[a,b]7111729.SQ.FTS.B, 5.38%, 4/13/35	1,918	218
[a,b]7112088.SQ.FTS.B, 5.193%, 4/14/35	1,208	2
[a,b]7112613.SQ.FTS.B, 6.26%, 4/14/35	5,163	18
[a,b]7116213.SQ.FTS.B, 4.746%, 4/16/35	323	—
[a,b]7114099.SQ.FTS.B, 5.576%, 4/16/35	1,266	2
[a,b]7119610.SQ.FTS.B, 5.754%, 4/17/35	2,533	4
[a,b]7120695.SQ.FTS.B, 6.006%, 4/17/35	13,067	15
[a,b]7117683.SQ.FTS.B, 6.168%, 4/17/35	5,322	6
[a,b]7120315.SQ.FTS.B, 6.171%, 4/17/35	110	—
[a,b]7125880.SQ.FTS.B, 6.009%, 4/18/35	6,031	11
[a,b]7132043.SQ.FTS.B, 4.654%, 4/19/35	11,699	19
[a,b]7135169.SQ.FTS.B, 6.001%, 4/19/35	586	—
[a,b]7138440.SQ.FTS.B, 4.775%, 4/20/35	471	1
[a,b]7136267.SQ.FTS.B, 5.577%, 4/20/35	492	1
[a,b]7147190.SQ.FTS.B, 5.44%, 4/23/35	6,796	6
[a,b]7153431.SQ.FTS.B, 4.938%, 4/25/35	21,694	19
[a,b]7154470.SQ.FTS.B, 5.446%, 4/25/35	573	1
[a,b]7164056.SQ.FTS.B, 6.403%, 4/27/35	229	17
[a,b]7164004.SQ.FTS.B, 6.416%, 4/27/35	9,823	11
[a,b]7173420.SQ.FTS.B, 5.378%, 4/30/35	4,098	10
[a,b]7174416.SQ.FTS.B, 5.379%, 5/01/35	1,948	3
[a,b]7174615.SQ.FTS.B, 6.263%, 5/01/35	2,929	4
[a,b]7179478.SQ.FTS.B, 4.939%, 5/02/35	7,904	26
[a,b]7187557.SQ.FTS.B, 4.938%, 5/03/35	3,412	38
[a,b]7187451.SQ.FTS.B, 5.379%, 5/03/35	5,960	19
[a,b]7192584.SQ.FTS.B, 5.755%, 5/06/35	5,371	20
[a,b]7194324.SQ.FTS.B, 5.189%, 5/07/35	16,993	29
[a,b]7194913.SQ.FTS.B, 5.434%, 5/07/35	925	2
[a,b]7197003.SQ.FTS.B, 5.571%, 5/07/35	916	119
[a,b]7199276.SQ.FTS.B, 4.938%, 5/08/35	32,102	61
[a,b]7200153.SQ.FTS.B, 5.376%, 5/08/35	16,216	16
[a,b]7200668.SQ.FTS.B, 6.158%, 5/08/35	1,887	3
[a,b]7205002.SQ.FTS.B, 4.654%, 5/09/35	75,336	154
[a,b]7206980.SQ.FTS.B, 6.414%, 5/09/35	13,640	23
[a,b]7204916.SQ.FTS.B, 6.415%, 5/09/35	1,800	7
[a,b]7212464.SQ.FTS.B, 6.247%, 5/12/35	259	14
[a,b]7214825.SQ.FTS.B, 4.752%, 5/13/35	6,212	7
[a,b]7212718.SQ.FTS.B, 5.544%, 5/13/35	877	2
[a,b]7223668.SQ.FTS.B, 4.756%, 5/15/35	916	1
[a,b]7227981.SQ.FTS.B, 5.77%, 5/16/35	1,615	2

106	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]7227866.SQ.FTS.B, 6.012%, 5/16/35	$727	$24
[a,b]7233660.SQ.FTS.B, 4.73%, 5/17/35	658	1
[a,b]7232691.SQ.FTS.B, 5.755%, 5/17/35	35,086	131
[a,b]7238159.SQ.FTS.B, 5.747%, 5/20/35	1,425	5
[a,b]7243958.SQ.FTS.B, 4.653%, 5/21/35	16,197	29
[a,b]7244207.SQ.FTS.B, 5.566%, 5/21/35	270	55
[a,b]7244363.SQ.FTS.B, 5.573%, 5/21/35	2,610	5
[a,b]7244108.SQ.FTS.B, 5.75%, 5/21/35	1,133	2
[a,b]7248245.SQ.FTS.B, 4.65%, 5/22/35	1,011	12
[a,b]7249505.SQ.FTS.B, 5.38%, 5/22/35	4,386	6
[a,b]7249579.SQ.FTS.B, 5.565%, 5/22/35	9,581	15
[a,b]7250972.SQ.FTS.B, 5.749%, 5/22/35	1,122	3
[a,b]7248608.SQ.FTS.B, 6.162%, 5/22/35	1,522	4
[a,b]7251367.SQ.FTS.B, 4.936%, 5/23/35	2,158	11
[a,b]7251651.SQ.FTS.B, 5.755%, 5/23/35	1,105	250
[a,b]7253125.SQ.FTS.B, 6.008%, 5/24/35	9,228	31
[a,b]7254942.SQ.FTS.B, 5.181%, 5/25/35	456	1
[a,b]7255280.SQ.FTS.B, 5.581%, 5/25/35	2,104	3
[a,b]7255995.SQ.FTS.B, 6.157%, 5/25/35	1,767	3
[a,b]7255984.SQ.FTS.B, 6.245%, 5/25/35	764	3
[a,b]7262165.SQ.FTS.B, 4.654%, 5/28/35	7,001	1,503
[a,b]7262587.SQ.FTS.B, 5.566%, 5/28/35	11,195	53
[a,b]7261105.SQ.FTS.B, 6.154%, 5/28/35	765	2
[a,b]7269934.SQ.FTS.B, 5.565%, 5/30/35	1,563	4
[a,b]7273316.SQ.FTS.B, 5.753%, 5/30/35	14,525	15
[a,b]7276376.SQ.FTS.B, 4.655%, 6/01/35	13,113	62
[a,b]7290561.SQ.FTS.B, 4.937%, 6/06/35	28,751	161
[a,b]7290026.SQ.FTS.B, 5.38%, 6/06/35	12,287	33
[a,b]7297748.SQ.FTS.B, 4.75%, 6/07/35	396	1
[a,b]7298379.SQ.FTS.B, 5.565%, 6/08/35	12,186	72
[a,b]7300855.SQ.FTS.B, 5.736%, 6/08/35	1,131	2
[a,b]7299245.SQ.FTS.B, 6.171%, 6/08/35	3,563	5
[a,b]7299309.SQ.FTS.B, 6.258%, 6/08/35	8,689	90
[a,b]7302186.SQ.FTS.B, 4.727%, 6/09/35	1,118	3
[a,b]7302660.SQ.FTS.B, 5.439%, 6/10/35	1,300	3
[a,b]7309810.SQ.FTS.B, 4.937%, 6/12/35	19,077	49
[a,b]7316695.SQ.FTS.B, 6.005%, 6/13/35	496	2
[a,b]7320914.SQ.FTS.B, 5.372%, 6/14/35	623	166
[a,b]7321205.SQ.FTS.B, 6.132%, 6/14/35	463	1
[a,b]7324843.SQ.FTS.B, 5.761%, 6/15/35	1,080	4
[a,b]7326549.SQ.FTS.B, 5.763%, 6/15/35	1,103	4
[a,b]7324812.SQ.FTS.B, 6.164%, 6/15/35	705	2
[a,b]7328067.SQ.FTS.B, 6.259%, 6/16/35	1,889	495
[a,b]7329113.SQ.FTS.B, 5.19%, 6/17/35	10,623	103
[a,b]7329506.SQ.FTS.B, 5.756%, 6/17/35	4,395	12
[a,b]7334033.SQ.FTS.B, 4.717%, 6/18/35	194	1

Description	Principal Amount	Value

Block, Inc. (continued)
[a,b]7334213.SQ.FTS.B, 4.76%, 6/18/35	$2,715	$4
[a,b]7330370.SQ.FTS.B, 5.368%, 6/18/35	2,170	7
[a,b]7330811.SQ.FTS.B, 5.56%, 6/18/35	363	39
[a,b]7334073.SQ.FTS.B, 6.004%, 6/18/35	1,829	193
[a,b]7337996.SQ.FTS.B, 5.192%, 6/19/35	3,988	17
[a,b]7337001.SQ.FTS.B, 5.378%, 6/19/35	4,094	1,072
[a,b]7335700.SQ.FTS.B, 5.379%, 6/19/35	21,677	49
[a,b]7336392.SQ.FTS.B, 5.387%, 6/19/35	257	1
[a,b]7334461.SQ.FTS.B, 6.01%, 6/19/35	182	35
[a,b]7340973.SQ.FTS.B, 5.181%, 6/20/35	913	3
[a,b]7340466.SQ.FTS.B, 6.416%, 6/20/35	6,487	21
[a,b]7344615.SQ.FTS.B, 5.757%, 6/21/35	634	2
[a,b]7344686.SQ.FTS.B, 5.984%, 6/21/35	680	2
[a,b]7344580.SQ.FTS.B, 6.421%, 6/21/35	264	52
[a,b]7348182.SQ.FTS.B, 5.191%, 6/22/35	319	64
[a,b]7350116.SQ.FTS.B, 5.377%, 6/22/35	8,273	32
[a,b]7351036.SQ.FTS.B, 6.153%, 6/22/35	1,185	3
[a,b]7352326.SQ.FTS.B, 5.566%, 6/23/35	465	52
[a,b]7351905.SQ.FTS.B, 5.572%, 6/23/35	219	1
[a,b]7352037.SQ.FTS.B, 5.995%, 6/23/35	1,931	6
[a,b]7353627.SQ.FTS.B, 6.258%, 6/25/35	18,930	4,310
[a,b]7361225.SQ.FTS.B, 5.741%, 6/27/35	470	3
[a,b]7360537.SQ.FTS.B, 5.999%, 6/27/35	1,325	5
[a,b]7360259.SQ.FTS.B, 6.26%, 6/27/35	8,011	35
[a,b]7365864.SQ.FTS.B, 4.754%, 6/28/35	1,280	4
[a,b]7367432.SQ.FTS.B, 4.937%, 6/29/35	12,689	36
[a,b]7369572.SQ.FTS.B, 4.937%, 6/29/35	3,012	991
[a,b]7370739.SQ.FTS.B, 4.75%, 6/30/35	4,173	13
[a,b]7370621.SQ.FTS.B, 5.428%, 6/30/35	663	5
[a,b]7372484.SQ.FTS.B, 5.437%, 7/01/35	5,030	18
[a,b]7375657.SQ.FTS.B, 6.017%, 7/02/35	1,085	6
[a,b]7382823.SQ.FTS.B, 4.937%, 7/04/35	35,680	291
[a,b]7381323.SQ.FTS.B, 6.165%, 7/04/35	3,923	476
[a,b]7386885.SQ.FTS.B, 5.189%, 7/05/35	2,257	15
[a,b]7385816.SQ.FTS.B, 5.456%, 7/05/35	557	120
[a,b]7385186.SQ.FTS.B, 5.565%, 7/05/35	15,580	64
[a,b]7385592.SQ.FTS.B, 5.999%, 7/05/35	1,203	250
[a,b]7388297.SQ.FTS.B, 4.939%, 7/07/35	2,853	876
[a,b]7391456.SQ.FTS.B, 5.374%, 7/08/35	2,998	279
[a,b]7396669.SQ.FTS.B, 5.758%, 7/10/35	4,871	34
[a,b]7401793.SQ.FTS.B, 5.573%, 7/11/35	182	1
[a,b]7404632.SQ.FTS.B, 5.195%, 7/12/35	5,041	18
[a,b]7406230.SQ.FTS.B, 5.451%, 7/12/35	234	30
[a,b]7407499.SQ.FTS.B, 6.008%, 7/14/35	5,293	22
[a,b]7410871.SQ.FTS.B, 5.199%, 7/16/35	185	1
[a,b]7411162.SQ.FTS.B, 5.566%, 7/16/35	33,263	172

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	107

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]7409266.SQ.FTS.B, 5.572%, 7/16/35	$913	$8
[a,b]7410796.SQ.FTS.B, 5.744%, 7/16/35	14	2
[a,b]7409794.SQ.FTS.B, 6.252%, 7/16/35	1,964	9
[a,b]7412170.SQ.FTS.B, 5.379%, 7/17/35	10,387	76
[a,b]7411720.SQ.FTS.B, 5.565%, 7/17/35	11,088	2,318
[a,b]7418984.SQ.FTS.B, 4.654%, 7/18/35	15,908	5,224
[a,b]7419256.SQ.FTS.B, 5.565%, 7/19/35	571	5
[a,b]7421975.SQ.FTS.B, 5.996%, 7/19/35	1,619	5
[a,b]7422360.SQ.FTS.B, 6.254%, 7/19/35	188	1
[a,b]7423364.SQ.FTS.B, 4.939%, 7/21/35	5,514	31
[a,b]7425843.SQ.FTS.B, 6.004%, 7/22/35	3,954	24
[a,b]7439471.SQ.FTS.B, 5.754%, 7/26/35	21,014	130
[a,b]7442975.SQ.FTS.B, 5.75%, 7/28/35	1,775	8
[a,b]7443490.SQ.FTS.B, 5.753%, 7/28/35	307	37
[a,b]7447146.SQ.FTS.B, 6.008%, 7/29/35	2,869	271
[a,b]7447921.SQ.FTS.B, 5.19%, 7/30/35	1,782	219
[a,b]7450427.SQ.FTS.B, 5.19%, 7/30/35	5,832	2,252
[a,b]7448609.SQ.FTS.B, 5.993%, 7/30/35	350	3
[a,b]7451728.SQ.FTS.B, 4.742%, 7/31/35	3,791	16
[a,b]7456543.SQ.FTS.B, 5.189%, 8/01/35	1,227	445
[a,b]7459778.SQ.FTS.B, 5.19%, 8/01/35	8,378	798
[a,b]7460306.SQ.FTS.B, 5.453%, 8/02/35	200	80
[a,b]7461229.SQ.FTS.B, 6.416%, 8/02/35	877	100
[a,b]7460506.SQ.FTS.B, 6.43%, 8/02/35	447	5
[a,b]7463365.SQ.FTS.B, 5.379%, 8/03/35	252	25
[a,b]7463465.SQ.FTS.B, 6.009%, 8/03/35	9,525	77
[a,b]7463702.SQ.FTS.B, 5.754%, 8/04/35	3,142	26
[a,b]7469386.SQ.FTS.B, 5.188%, 8/06/35	3,584	477
[a,b]7472315.SQ.FTS.B, 4.739%, 8/07/35	610	4
[a,b]7473548.SQ.FTS.B, 6.256%, 8/07/35	13,601	116
[a,b]7476745.SQ.FTS.B, 5.189%, 8/08/35	329	125
[a,b]7486693.SQ.FTS.B, 4.743%, 8/12/35	1,539	14
[a,b]7485874.SQ.FTS.B, 6.414%, 8/12/35	6,996	63
[a,b]7491010.SQ.FTS.B, 6.26%, 8/13/35	5,510	59
[a,b]7492570.SQ.FTS.B, 6.258%, 8/14/35	2,849	26
[a,b]7500385.SQ.FTS.B, 5.572%, 8/15/35	861	159
[a,b]7500335.SQ.FTS.B, 6.254%, 8/15/35	1,255	8
[a,b]7505871.SQ.FTS.B, 5.773%, 8/16/35	583	5
[a,b]7507909.SQ.FTS.B, 6.258%, 8/16/35	30,984	249
[a,b]7508859.SQ.FTS.B, 4.939%, 8/17/35	1,621	20
[a,b]7508979.SQ.FTS.B, 5.375%, 8/17/35	481	5
[a,b]7509672.SQ.FTS.B, 5.481%, 8/17/35	491	5
[a,b]7512125.SQ.FTS.B, 4.654%, 8/19/35	2,673	34
[a,b]7513007.SQ.FTS.B, 5.374%, 8/20/35	305	3
[a,b]7517983.SQ.FTS.B, 4.755%, 8/21/35	843	5
[a,b]7519489.SQ.FTS.B, 5.382%, 8/21/35	3,156	20

Description	Principal Amount	Value

Block, Inc. (continued)
[a,b]7517921.SQ.FTS.B, 6%, 8/21/35	$585	$200
[a,b]7516754.SQ.FTS.B, 6.015%, 8/21/35	774	9
[a,b]7529446.SQ.FTS.B, 4.948%, 8/23/35	2,327	25
[a,b]7528897.SQ.FTS.B, 5.44%, 8/23/35	16,423	92
[a,b]7529705.SQ.FTS.B, 4.937%, 8/24/35	9,719	123
[a,b]7531238.SQ.FTS.B, 4.934%, 8/25/35	350	124
[a,b]7530909.SQ.FTS.B, 5.366%, 8/25/35	727	7
[a,b]7534396.SQ.FTS.B, 5.738%, 8/26/35	985	12
[a,b]7541290.SQ.FTS.B, 6.412%, 8/28/35	263	21
[a,b]7547912.SQ.FTS.B, 6.413%, 8/29/35	3,516	38
[a,b]7550899.SQ.FTS.B, 5.19%, 9/01/35	1,653	19
[a,b]7550967.SQ.FTS.B, 5.375%, 9/01/35	3,825	50
[a,b]7554320.SQ.FTS.B, 5.378%, 9/01/35	13,754	129
[a,b]7559616.SQ.FTS.B, 4.745%, 9/04/35	985	8
[a,b]7556990.SQ.FTS.B, 5.377%, 9/04/35	2,053	918
[a,b]7561072.SQ.FTS.B, 5.374%, 9/05/35	647	303
[a,b]7564172.SQ.FTS.B, 5.383%, 9/05/35	2,725	998
[a,b]7567904.SQ.FTS.B, 6.009%, 9/06/35	2,727	38
[a,b]7565647.SQ.FTS.B, 6.246%, 9/06/35	1,102	9
[a,b]7566801.SQ.FTS.B, 6.289%, 9/06/35	794	5
[a,b]7573584.SQ.FTS.B, 4.934%, 9/07/35	4,835	49
[a,b]7573801.SQ.FTS.B, 5.567%, 9/07/35	14,773	204
[a,b]7573203.SQ.FTS.B, 5.754%, 9/07/35	2,786	22
[a,b]7574527.SQ.FTS.B, 6.416%, 9/07/35	12,073	87
[a,b]7575766.SQ.FTS.B, 5.377%, 9/08/35	315	35
[a,b]7578388.SQ.FTS.B, 6.263%, 9/08/35	502	5
[a,b]7579146.SQ.FTS.B, 6.289%, 9/09/35	8	1
[a,b]7586080.SQ.FTS.B, 4.65%, 9/12/35	6,134	67
[a,b]7587307.SQ.FTS.B, 4.654%, 9/12/35	48,237	337
[a,b]7590174.SQ.FTS.B, 5.562%, 9/13/35	7,270	63
[a,b]7590215.SQ.FTS.B, 6.012%, 9/13/35	1,194	163
[a,b]7600629.SQ.FTS.B, 5.563%, 9/16/35	3,898	44
[a,b]7601451.SQ.FTS.B, 6.006%, 9/17/35	259	44
[a,b]7608748.SQ.FTS.B, 6.007%, 9/19/35	30,329	346
[a,b]7607003.SQ.FTS.B, 6.01%, 9/19/35	1,790	24
[a,b]7611097.SQ.FTS.B, 6.423%, 9/20/35	2,067	26
[a,b]7616557.SQ.FTS.B, 5.189%, 9/21/35	11,359	119
[a,b]7616489.SQ.FTS.B, 6.258%, 9/21/35	2,021	22
[a,b]7617901.SQ.FTS.B, 6.261%, 9/21/35	2,981	30
[a,b]7621073.SQ.FTS.B, 6.007%, 9/22/35	20,648	7,679
[a,b]7618964.SQ.FTS.B, 6.413%, 9/22/35	4,601	56
[a,b]7621327.SQ.FTS.B, 4.94%, 9/23/35	2,410	34
[a,b]7621639.SQ.FTS.B, 5.198%, 9/23/35	1,826	27
[a,b]7621653.SQ.FTS.B, 5.379%, 9/23/35	2,220	427
[a,b]7621747.SQ.FTS.B, 5.758%, 9/23/35	3,270	16
[a,b]7622472.SQ.FTS.B, 6.004%, 9/24/35	4,474	37

108	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a,b]7624372.SQ.FTS.B, 5.183%, 9/25/35	$2,463	$22
[a,b]7628418.SQ.FTS.B, 5.567%, 9/26/35	10,448	96
[a,b]7628146.SQ.FTS.B, 5.752%, 9/26/35	11,216	48
[a,b]7633344.SQ.FTS.B, 6.009%, 9/27/35	1,025	9
[a,b]7637405.SQ.FTS.B, 6.023%, 9/28/35	1,404	11
[a,b]7644598.SQ.FTS.B, 5.748%, 9/30/35	2,505	817
[a,b]7646634.SQ.FTS.B, 5.446%, 10/01/35	1,503	13
[a,b]7648665.SQ.FTS.B, 5.763%, 10/01/35	1,643	20
[a,b]7647054.SQ.FTS.B, 5.916%, 10/01/35	997	16
[a,b]7652755.SQ.FTS.B, 4.939%, 10/02/35	90	41
[a,b]7653058.SQ.FTS.B, 5.095%, 10/02/35	9,467	4,263
[a,b]7650606.SQ.FTS.B, 5.439%, 10/02/35	1,604	190
[a,b]7656219.SQ.FTS.B, 5.19%, 10/03/35	10,946	1,639
[a,b]7654737.SQ.FTS.B, 5.418%, 10/03/35	1,110	14
[a,b]7655820.SQ.FTS.B, 6.255%, 10/03/35	1,434	164
[a,b]7657393.SQ.FTS.B, 6.257%, 10/03/35	2,647	1,158
[a,b]7661360.SQ.FTS.B, 6.414%, 10/04/35	362	44
[a,b]7664538.SQ.FTS.B, 5.186%, 10/05/35	5,682	565
[a,b]7667419.SQ.FTS.B, 5.189%, 10/05/35	4,894	126
[a,b]7667909.SQ.FTS.B, 5.091%, 10/06/35	2,103	34
[a,b]7688136.SQ.FTS.B, 5.188%, 10/12/35	14,991	185
[a,b]7690007.SQ.FTS.B, 5.193%, 10/13/35	1,194	20
[a,b]7690899.SQ.FTS.B, 5.188%, 10/14/35	9,454	73
[a,b]7695591.SQ.FTS.B, 5.911%, 10/16/35	5,123	62
[a,b]7698491.SQ.FTS.B, 4.782%, 10/17/35	1,549	746
[a,b]7702418.SQ.FTS.B, 5.094%, 10/18/35	1,435	693
[a,b]7701859.SQ.FTS.B, 5.759%, 10/18/35	1,772	21
[a,b]7707103.SQ.FTS.B, 5.536%, 10/20/35	20,361	2,396
[a,b]7707363.SQ.FTS.B, 4.737%, 10/21/35	629	10
[a,b]7712891.SQ.FTS.B, 5.563%, 10/23/35	3,823	44
[a,b]7712462.SQ.FTS.B, 6.161%, 10/23/35	2,881	35
[a,b]7721764.SQ.FTS.B, 5.451%, 10/25/35	472	58
[a,b]7722772.SQ.FTS.B, 6.165%, 10/25/35	4,023	1,668
[a,b]7728570.SQ.FTS.B, 4.785%, 10/26/35	948	575
[a,b]7724838.SQ.FTS.B, 5.095%, 10/26/35	22,645	362
[a,b]7727853.SQ.FTS.B, 5.724%, 10/26/35	2,192	1,183
[a,b]7729945.SQ.FTS.B, 5.911%, 10/26/35	1,229	20
[a,b]7732601.SQ.FTS.B, 5.914%, 10/28/35	722	147
[a,b]7736498.SQ.FTS.B, 5.911%, 10/29/35	3,086	434
[a,b]7741215.SQ.FTS.B, 5.72%, 10/30/35	3,427	55
[a,b]7745153.SQ.FTS.B, 5.35%, 11/01/35	3,659	69
[a,b]7751173.SQ.FTS.B, 6.19%, 11/02/35	750	12
[a,b]7756883.SQ.FTS.B, 4.779%, 11/03/35	16,501	379
[a]7758717.SQ.FTS.B, 4.784%, 11/04/35	505	319
[a]7759657.SQ.FTS.B, 5.337%, 11/05/35	489	309
[a]7758755.SQ.FTS.B, 5.535%, 11/05/35	5,916	3,503

Description	Principal Amount	Value

Block, Inc. (continued)
[a]7759020.SQ.FTS.B, 6.165%, 11/05/35	$522	$271
[a,b]7763292.SQ.FTS.B, 5.913%, 11/06/35	20,230	309
[a,b]7767704.SQ.FTS.B, 5.912%, 11/07/35	10,394	1,581
[a,b]7767072.SQ.FTS.B, 6.166%, 11/07/35	5,030	77
[a,b]7768208.SQ.FTS.B, 4.78%, 11/08/35	24,992	15,355
[a]7768065.SQ.FTS.B, 5.095%, 11/08/35	125	71
[a]7769434.SQ.FTS.B, 5.715%, 11/08/35	426	264
[a,b]7768047.SQ.FTS.B, 5.93%, 11/08/35	463	70
[a,b]7776652.SQ.FTS.B, 4.78%, 11/09/35	2,561	1,623
[a,b]7776805.SQ.FTS.B, 4.78%, 11/09/35	5,785	143
[a]7775071.SQ.FTS.B, 5.531%, 11/09/35	504	325
[a,b]7776077.SQ.FTS.B, 5.723%, 11/09/35	1,977	391
[a]7774319.SQ.FTS.B, 6.154%, 11/09/35	219	115
[a]7780337.SQ.FTS.B, 4.742%, 11/10/35	145	66
[a]7780702.SQ.FTS.B, 4.777%, 11/10/35	688	391
[a,b]7780421.SQ.FTS.B, 5.093%, 11/10/35	8,601	5,205
[a,b]7781198.SQ.FTS.B, 6.159%, 11/10/35	4,074	44
[a]7781650.SQ.FTS.B, 5.091%, 11/11/35	1,617	285
[a,b]7786987.SQ.FTS.B, 4.749%, 11/13/35	29,312	16,544
[a,b]7786287.SQ.FTS.B, 5.346%, 11/13/35	1,934	364
[a]7785232.SQ.FTS.B, 6.154%, 11/13/35	169	25
[a]7791269.SQ.FTS.B, 4.787%, 11/14/35	968	215
[a]7789582.SQ.FTS.B, 5.094%, 11/14/35	5,329	1,299
[a]7788590.SQ.FTS.B, 5.1%, 11/14/35	1,294	730
[a]7788186.SQ.FTS.B, 6.163%, 11/14/35	481	130
[a]7794931.SQ.FTS.B, 4.78%, 11/15/35	1,030	679
[a,b]7794684.SQ.FTS.B, 5.413%, 11/15/35	161	74
[a,b]7795103.SQ.FTS.B, 5.437%, 11/15/35	5,594	63
[a,b]7798166.SQ.FTS.B, 5.911%, 11/16/35	20,551	224
[a,b]7803525.SQ.FTS.B, 5.344%, 11/17/35	3,578	69
[a,b]7800873.SQ.FTS.B, 5.724%, 11/17/35	3,516	2,131
[a,b]7805048.SQ.FTS.B, 5.44%, 11/19/35	504	10
[a,b]7808380.SQ.FTS.B, 5.914%, 11/20/35	6,558	80
[a,b]7806075.SQ.FTS.B, 5.918%, 11/20/35	1,024	18
[a,b]7811542.SQ.FTS.B, 4.73%, 11/21/35	196	91
[a]7811481.SQ.FTS.B, 4.775%, 11/21/35	1,226	810
[a]7810845.SQ.FTS.B, 5.103%, 11/21/35	524	348
[a]7810923.SQ.FTS.B, 6.149%, 11/21/35	301	169
[a,b]7811729.SQ.FTS.B, 6.168%, 11/21/35	1,139	19
[a,b]7814352.SQ.FTS.B, 5.098%, 11/22/35	3,498	81
[a,b]7815586.SQ.FTS.B, 5.535%, 11/22/35	2,713	547
[a,b]7823332.SQ.FTS.B, 4.752%, 11/23/35	22	5
[a]7823385.SQ.FTS.B, 5.097%, 11/23/35	2,283	715
[a,b]7822522.SQ.FTS.B, 5.536%, 11/23/35	18,694	320
[a]7828343.SQ.FTS.B, 5.096%, 11/24/35	1,355	894
[a]7825444.SQ.FTS.B, 6.164%, 11/24/35	141	91

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	109

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7830269.SQ.FTS.B, 5.535%, 11/25/35	$72	$49
[a]7829488.SQ.FTS.B, 5.907%, 11/25/35	882	176
[a,b]7830760.SQ.FTS.B, 5.436%, 11/26/35	6,345	107
[a]7836439.SQ.FTS.B, 5.723%, 11/29/35	1,451	826
[a]7845604.SQ.FTS.B, 4.78%, 11/30/35	1,275	889
[a,b]7847120.SQ.FTS.B, 4.78%, 11/30/35	15,845	300
[a]7848556.SQ.FTS.B, 5.092%, 11/30/35	1,252	717
[a]7842626.SQ.FTS.B, 5.102%, 11/30/35	352	246
[a,b]7843814.SQ.FTS.B, 5.435%, 11/30/35	1,606	704
[a]7849316.SQ.FTS.B, 6.154%, 11/30/35	40	25
[a]7842506.SQ.FTS.B, 6.164%, 11/30/35	1,544	913
[a,b]7845896.SQ.FTS.B, 6.171%, 11/30/35	2,769	35
[a,b]7851862.SQ.FTS.B, 5.444%, 12/02/35	1,437	27
[a]7856504.SQ.FTS.B, 5.089%, 12/03/35	1,689	1,156
[a,b]7853962.SQ.FTS.B, 5.094%, 12/03/35	30,459	1,134
[a]7855254.SQ.FTS.B, 6.477%, 12/03/35	833	384
[a,b]7859113.SQ.FTS.B, 4.781%, 12/04/35	9,584	6,072
[a,b]7860462.SQ.FTS.B, 5.347%, 12/04/35	4,552	103
[a]7856808.SQ.FTS.B, 5.717%, 12/04/35	465	270
[a,b]7857831.SQ.FTS.B, 5.725%, 12/04/35	16,733	214
[a,b]7863722.SQ.FTS.B, 4.743%, 12/05/35	926	10
[a,b]7862394.SQ.FTS.B, 4.749%, 12/05/35	365	177
[a]7863127.SQ.FTS.B, 4.762%, 12/05/35	183	105
[a]7861753.SQ.FTS.B, 5.093%, 12/05/35	1,434	891
[a,b]7862669.SQ.FTS.B, 5.099%, 12/05/35	857	353
[a,b]7864315.SQ.FTS.B, 5.915%, 12/05/35	7,642	3,859
[a]7862243.SQ.FTS.B, 6.152%, 12/05/35	587	312
[a,b]7863145.SQ.FTS.B, 6.164%, 12/05/35	7,065	124
[a,b]7866713.SQ.FTS.B, 4.782%, 12/06/35	5,812	142
[a,b]7868442.SQ.FTS.B, 5.09%, 12/06/35	2,341	61
[a]7872545.SQ.FTS.B, 5.093%, 12/07/35	642	377
[a,b]7873355.SQ.FTS.B, 6.155%, 12/07/35	552	12
[a,b]7873369.SQ.FTS.B, 6.163%, 12/07/35	12,998	184
[a,b]7874480.SQ.FTS.B, 5.112%, 12/08/35	1,064	25
[a,b]7875047.SQ.FTS.B, 4.757%, 12/09/35	209	102
[a]7875148.SQ.FTS.B, 5.092%, 12/09/35	2,450	1,690
[a]7875406.SQ.FTS.B, 5.094%, 12/09/35	10,561	7,104
[a]7875019.SQ.FTS.B, 6.172%, 12/09/35	48	32
[a,b]7876335.SQ.FTS.B, 5.917%, 12/10/35	2,135	34
[a]7880764.SQ.FTS.B, 4.782%, 12/11/35	907	600
[a]7882746.SQ.FTS.B, 5.535%, 12/11/35	7,173	4,086
[a,b]7886338.SQ.FTS.B, 4.78%, 12/12/35	4,316	190
[a,b]7884915.SQ.FTS.B, 6.152%, 12/12/35	1,897	46
[a,b]7885751.SQ.FTS.B, 6.479%, 12/12/35	4,172	98
[a,b]7892822.SQ.FTS.B, 5.913%, 12/13/35	7,563	104
[a,b]7895485.SQ.FTS.B, 5.922%, 12/14/35	171	4

Description	Principal Amount	Value

Block, Inc. (continued)
[a]7894179.SQ.FTS.B, 6.169%, 12/14/35	$445	$309
[a]7899105.SQ.FTS.B, 5.1%, 12/15/35	987	683
[a]7899376.SQ.FTS.B, 5.105%, 12/15/35	772	554
[a]7899924.SQ.FTS.B, 4.783%, 12/16/35	734	462
[a,b]7900212.SQ.FTS.B, 5.902%, 12/16/35	1,559	45
[a]7899808.SQ.FTS.B, 6.172%, 12/16/35	730	479
[a,b]7905396.SQ.FTS.B, 6.161%, 12/18/35	6,605	102
[a]7911086.SQ.FTS.B, 6.289%, 12/19/35	1,286	577
[a]7912587.SQ.FTS.B, 4.781%, 12/20/35	2,332	1,457
[a,b]7914364.SQ.FTS.B, 5.437%, 12/20/35	3,173	71
[a]7914903.SQ.FTS.B, 4.752%, 12/21/35	376	214
[a]7919065.SQ.FTS.B, 5.349%, 12/22/35	2,011	949
[a]7922062.SQ.FTS.B, 5.535%, 12/24/35	4,163	2,867
[a]7922596.SQ.FTS.B, 5.909%, 12/24/35	1,930	1,115
[a,b]7926526.SQ.FTS.B, 4.732%, 12/25/35	272	5
[a,b]7925941.SQ.FTS.B, 5.096%, 12/25/35	933	45
[a]7925997.SQ.FTS.B, 6.164%, 12/25/35	413	173
[a,b]7929408.SQ.FTS.B, 4.737%, 12/26/35	1,614	24
[a,b]7928943.SQ.FTS.B, 4.748%, 12/26/35	1,019	24
[a]7931051.SQ.FTS.B, 4.779%, 12/26/35	2,376	1,675
[a,b]7930838.SQ.FTS.B, 5.723%, 12/26/35	11,250	7,454
[a]7937373.SQ.FTS.B, 5.351%, 12/27/35	866	497
[a,b]7937726.SQ.FTS.B, 6.164%, 12/27/35	8,353	373
[a]7939562.SQ.FTS.B, 4.78%, 12/28/35	29,977	22,153
[a,b]7942127.SQ.FTS.B, 5.535%, 12/29/35	8,564	246
[a,b]7944001.SQ.FTS.B, 5.346%, 1/01/36	4,384	206
[a]7947682.SQ.FTS.B, 5.35%, 1/01/36	1,241	709
[a]7949413.SQ.FTS.B, 6.163%, 1/02/36	15,938	11,047
[a,b]7955576.SQ.FTS.B, 4.769%, 1/03/36	661	12
[a]7956716.SQ.FTS.B, 4.78%, 1/03/36	5,326	4,020
[a,b]7958110.SQ.FTS.B, 6.164%, 1/03/36	7,758	186
[a]7959302.SQ.FTS.B, 4.749%, 1/04/36	2,746	1,201
[a]7959418.SQ.FTS.B, 5.715%, 1/04/36	1,513	1,092
[a,b]7962368.SQ.FTS.B, 4.743%, 1/05/36	1,763	49
[a]7961282.SQ.FTS.B, 4.781%, 1/05/36	9,434	6,732
[a,b]7959962.SQ.FTS.B, 6.165%, 1/05/36	9,979	6,717
[a]7964047.SQ.FTS.B, 4.78%, 1/06/36	5,986	4,349
[a,b]7963986.SQ.FTS.B, 6.162%, 1/06/36	1,380	791
[a]7964426.SQ.FTS.B, 5.088%, 1/07/36	2,402	1,193
[a]7964666.SQ.FTS.B, 5.094%, 1/07/36	2,539	1,807
[a]7964521.SQ.FTS.B, 5.1%, 1/07/36	998	549
[a]7969108.SQ.FTS.B, 6.164%, 1/09/36	182	101
[a,b]7972214.SQ.FTS.B, 4.782%, 1/10/36	6,798	327
[a,b]7974222.SQ.FTS.B, 5.731%, 1/10/36	719	357
[a,b]7973285.SQ.FTS.B, 5.911%, 1/10/36	5,331	240
[a,b]7972649.SQ.FTS.B, 6.478%, 1/10/36	3,641	67

110	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
[a]7979582.SQ.FTS.B, 4.779%, 1/11/36	$2,206	$1,599
[a]7977713.SQ.FTS.B, 5.348%, 1/11/36	1,219	756
[a]7977299.SQ.FTS.B, 5.545%, 1/11/36	782	540
[a]7983443.SQ.FTS.B, 5.094%, 1/12/36	15,244	10,318
[a]7982373.SQ.FTS.B, 5.346%, 1/12/36	17,528	13,097
[a]7983120.SQ.FTS.B, 5.913%, 1/12/36	37	25
[a,b]7988493.SQ.FTS.B, 6.175%, 1/15/36	1,524	42
[a,b]7990968.SQ.FTS.B, 4.748%, 1/16/36	8,874	254
[a,b]7991968.SQ.FTS.B, 5.915%, 1/16/36	2,711	48
[a]7990193.SQ.FTS.B, 5.919%, 1/16/36	93	73
[a,b]7992014.SQ.FTS.B, 6.167%, 1/16/36	5,321	131
[a,b]7993140.SQ.FTS.B, 6.289%, 1/16/36	5,681	125
[a,b]8000796.SQ.FTS.B, 4.757%, 1/17/36	1,675	26
[a,b]8000433.SQ.FTS.B, 4.773%, 1/17/36	1,067	16
[a]7994356.SQ.FTS.B, 4.786%, 1/17/36	953	629
[a]8003084.SQ.FTS.B, 4.717%, 1/18/36	82	42
[a,b]8005029.SQ.FTS.B, 5.911%, 1/18/36	10,934	544
[a]8005199.SQ.FTS.B, 6.164%, 1/18/36	596	338
[a,b]8007842.SQ.FTS.B, 4.724%, 1/19/36	829	18
[a,b]8007844.SQ.FTS.B, 4.751%, 1/19/36	2,161	64
[a]8008215.SQ.FTS.B, 5.535%, 1/19/36	2,393	1,995
[a,b]8012289.SQ.FTS.B, 5.093%, 1/22/36	8,215	118
[a]8014032.SQ.FTS.B, 5.094%, 1/22/36	2,996	2,033
[a]8012919.SQ.FTS.B, 5.095%, 1/22/36	9,356	7,229
[a,b]8016422.SQ.FTS.B, 4.767%, 1/23/36	620	12
[a]8016600.SQ.FTS.B, 4.771%, 1/23/36	1,557	1,130
[a,b]8016663.SQ.FTS.B, 5.348%, 1/23/36	7,206	311
[a,b]8017283.SQ.FTS.B, 6.474%, 1/23/36	2,763	79
[a,b]8018766.SQ.FTS.B, 5.912%, 1/24/36	15,041	214
[a,b]8021897.SQ.FTS.B, 5.915%, 1/24/36	2,592	1,607
[a,b]8027604.SQ.FTS.B, 4.784%, 1/25/36	4,651	218
[a]8025958.SQ.FTS.B, 5.09%, 1/25/36	3,283	1,927
[a,b]8025169.SQ.FTS.B, 5.096%, 1/25/36	1,448	80
[a]8024997.SQ.FTS.B, 5.713%, 1/25/36	1,499	783
[a,b]8023992.SQ.FTS.B, 6.481%, 1/25/36	12,196	279
[a,b]8030978.SQ.FTS.B, 5.444%, 1/26/36	3,358	43
[a,b]8029441.SQ.FTS.B, 5.535%, 1/26/36	1,493	42
[a,b]8032677.SQ.FTS.B, 6.279%, 1/28/36	384	12
		42,362,983
Freedom Financial Asset Management LLC
APP-11764476.FP.FTS.B, 13.24%, 2/05/26	329	330
APP-11041391.FP.FTS.B, 11.49%, 2/10/26	1,478	1,480
APP-12887499.FP.FTS.B, 19.49%, 2/25/26	475	480
APP-12780048.FP.FTS.B, 8.24%, 2/28/26	847	851
APP-12543851.FP.FTS.B, 12.74%, 3/01/26	1,980	1,984
APP-12934173.FP.FTS.B, 10.24%, 3/08/26	1,379	1,383
APP-12675358.FP.FTS.B, 11.99%, 3/28/26	149	149

Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-11877668.FP.FTS.B, 16.49%, 3/28/26	$1,386	$1,411
APP-13414992.FP.FTS.B, 9.99%, 3/30/26	2,212	2,223
APP-12803304.FP.FTS.B, 18.24%, 3/31/26	4,275	1,467
APP-12779873.FP.FTS.B, 9.49%, 4/03/26	2,317	2,323
APP-12886380.FP.FTS.B, 9.99%, 4/03/26	2,488	2,494
APP-12889924.FP.FTS.B, 18.74%, 4/03/26	2,201	2,230
APP-12792270.FP.FTS.B, 17.99%, 4/11/26	1,109	1,117
APP-13059570.FP.FTS.B, 8.24%, 4/12/26	1,159	1,163
APP-13048169.FP.FTS.B, 10.24%, 4/12/26	1,110	1,114
APP-12911306.FP.FTS.B, 7.99%, 4/22/26	3,049	3,063
APP-10692670.FP.FTS.B, 18.49%, 4/22/26	305	307
APP-12859987.FP.FTS.B, 14.74%, 4/26/26	2,387	2,423
APP-13423683.FP.FTS.B, 9.99%, 5/01/26	2,753	2,762
APP-13396926.FP.FTS.B, 13.74%, 5/01/26	3,903	3,938
APP-13439922.FP.FTS.B, 16.99%, 5/01/26	1,983	2,011
APP-13386894.FP.FTS.B, 7.99%, 5/14/26	2,509	2,522
APP-13657810.FP.FTS.B, 18.99%, 6/12/26	943	949
APP-14189728.FP.FTS.B, 17.74%, 6/15/26	9,040	9,274
APP-14306826.FP.FTS.B, 10.34%, 6/17/26	3,224	3,243
APP-14549001.FP.FTS.B, 21.49%, 6/23/26	4,116	4,243
APP-12231617.FP.FTS.B, 16.99%, 6/26/26	3,997	4,097
APP-10617769.FP.FTS.B, 17.49%, 6/30/26	1,082	1,095
APP-15020512.FP.FTS.B, 10.24%, 7/15/26	4,760	4,792
APP-10179113.FP.FTS.B, 12.49%, 8/15/26	5,978	6,026
APP-10116903.FP.FTS.B, 14.24%, 8/15/26	4,076	4,112
APP-10063830.FP.FTS.B, 15.99%, 8/16/26	10,573	10,717
APP-10105795.FP.FTS.B, 23.49%, 8/17/26	4,827	5,013
APP-14531002.FP.FTS.B, 17.74%, 8/20/26	1,553	1,557
APP-11746987.FP.FTS.B, 18.49%, 9/05/26	4,799	4,973
APP-10557980.FP.FTS.B, 19.99%, 9/05/26	2,997	3,063
APP-10622378.FP.FTS.B, 13.24%, 9/15/26	9,372	9,444
APP-12886960.FP.FTS.B, 22.49%, 9/15/26	829	843
APP-10561482.FP.FTS.B, 16.99%, 9/30/26	5,990	6,187
APP-10571945.FP.FTS.B, 11.24%, 10/15/26	9,421	9,497
APP-10412146.FP.FTS.B, 20.49%, 10/21/26	5,536	5,702
APP-10610237.FP.FTS.B, 11.99%, 10/25/26	1,816	1,828
APP-10482503.FP.FTS.B, 17.99%, 10/28/26	1,913	1,934
APP-10597275.FP.FTS.B, 14.49%, 11/01/26	382	387
APP-10561574.FP.FTS.B, 14.74%, 11/02/26	6,363	6,426
APP-10590862.FP.FTS.B, 11.99%, 11/05/26	4,161	4,196
APP-10453183.FP.FTS.B, 17.49%, 11/07/26	9,692	9,815
APP-10623552.FP.FTS.B, 18.99%, 11/09/26	6,302	6,462
APP-10781246.FP.FTS.B, 14.24%, 11/15/26	3,611	3,655
[b]APP-10779675.FP.FTS.B, 21.49%, 11/21/26	7,559	827
APP-10756900.FP.FTS.B, 16.99%, 11/22/26	4,806	4,949
APP-10760354.FP.FTS.B, 11.99%, 11/23/26	4,335	4,382

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	111

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-10780937.FP.FTS.B, 16.49%, 11/24/26	$1,889	$1,914
[b]APP-12795850.FP.FTS.B, 23.74%, 12/10/26	2,009	—
APP-11035966.FP.FTS.B, 21.99%, 12/13/26	2,346	2,421
APP-10916888.FP.FTS.B, 11.99%, 12/14/26	3,774	3,813
APP-11025771.FP.FTS.B, 11.99%, 12/14/26	6,054	6,116
APP-11743320.FP.FTS.B, 13.24%, 12/17/26	5,312	5,376
APP-11737338.FP.FTS.B, 13.24%, 12/22/26	9,009	9,134
APP-11755185.FP.FTS.B, 10.99%, 12/23/26	7,383	7,464
APP-11751486.FP.FTS.B, 11.24%, 12/23/26	4,417	4,464
APP-11820229.FP.FTS.B, 17.49%, 12/30/26	2,686	2,712
APP-11753872.FP.FTS.B, 13.24%, 1/25/27	5,916	5,994
APP-12234684.FP.FTS.B, 16.74%, 1/26/27	14,542	14,794
APP-11815677.FP.FTS.B, 13.74%, 1/30/27	229	229
APP-12242133.FP.FTS.B, 22.99%, 1/31/27	5,259	5,523
APP-11750215.FP.FTS.B, 18.24%, 2/05/27	10,904	11,199
APP-11693943.FP.FTS.B, 10.99%, 2/06/27	10,016	10,120
APP-11813343.FP.FTS.B, 11.74%, 2/13/27	13,782	13,939
APP-11804818.FP.FTS.B, 14.99%, 2/13/27	5,875	6,031
APP-11790590.FP.FTS.B, 17.74%, 2/13/27	9,165	9,465
APP-12801776.FP.FTS.B, 18.49%, 2/15/27	7,857	8,078
APP-12796607.FP.FTS.B, 17.74%, 2/16/27	11,114	11,571
APP-11799619.FP.FTS.B, 17.99%, 2/21/27	7,149	7,453
APP-12677509.FP.FTS.B, 8.49%, 2/22/27	8,535	8,635
APP-11609592.FP.FTS.B, 14.74%, 2/24/27	12,612	12,791
APP-12792566.FP.FTS.B, 16.49%, 2/25/27	4,490	4,561
[b]APP-12793802.FP.FTS.B, 16.74%, 2/25/27	15,288	3,210
APP-12883181.FP.FTS.B, 8.99%, 2/28/27	9,181	9,299
[b]APP-13018059.FP.FTS.B, 12.99%, 3/01/27	3,652	801
APP-12846368.FP.FTS.B, 19.99%, 3/01/27	7,190	7,431
APP-12932776.FP.FTS.B, 16.49%, 3/02/27	4,106	4,156
[b]APP-12243437.FP.FTS.B, 11.24%, 3/04/27	11,641	1,314
APP-12234254.FP.FTS.B, 11.24%, 3/10/27	4,530	4,583
APP-12232207.FP.FTS.B, 18.99%, 3/11/27	5,889	6,068
APP-12116704.FP.FTS.B, 11.74%, 3/15/27	13,382	13,543
APP-13060467.FP.FTS.B, 11.74%, 3/15/27	15,351	15,531
APP-13155858.FP.FTS.B, 10.99%, 3/16/27	6,645	6,722
APP-13253640.FP.FTS.B, 11.24%, 3/20/27	5,405	1,792
APP-13323349.FP.FTS.B, 16.49%, 3/25/27	4,725	4,807
APP-13430153.FP.FTS.B, 20.49%, 3/25/27	6,675	6,977
APP-13207096.FP.FTS.B, 19.49%, 3/26/27	6,168	6,471
APP-12799003.FP.FTS.B, 10.99%, 3/28/27	5,680	5,751
APP-12758093.FP.FTS.B, 8.99%, 3/29/27	5,502	5,570
APP-12767372.FP.FTS.B, 10.99%, 3/29/27	5,820	5,892
APP-12784176.FP.FTS.B, 11.24%, 3/29/27	10,073	10,220
APP-12795625.FP.FTS.B, 13.49%, 3/29/27	5,871	5,955
APP-13251661.FP.FTS.B, 20.24%, 3/29/27	10,069	10,423
APP-12795571.FP.FTS.B, 22.49%, 3/29/27	12,268	12,838
APP-12577391.FP.FTS.B, 11.74%, 3/30/27	14,427	14,607
Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-13421220.FP.FTS.B, 14.49%, 3/30/27	$7,226	$7,364
APP-13405408.FP.FTS.B, 23.24%, 3/30/27	7,477	7,860
APP-12231685.FP.FTS.B, 19.74%, 3/31/27	15,180	15,712
APP-13630932.FP.FTS.B, 11.84%, 4/01/27	5,078	5,136
APP-12840175.FP.FTS.B, 15.49%, 4/01/27	2,478	2,503
APP-12761107.FP.FTS.B, 16.49%, 4/01/27	7,294	7,458
APP-12674748.FP.FTS.B, 13.99%, 4/02/27	16,035	16,220
APP-12867499.FP.FTS.B, 13.74%, 4/03/27	3,181	3,214
APP-12890485.FP.FTS.B, 18.99%, 4/03/27	5,079	5,209
APP-12811031.FP.FTS.B, 20.99%, 4/05/27	1,650	1,648
APP-13673131.FP.FTS.B, 11.34%, 4/07/27	6,537	6,609
APP-11924087.FP.FTS.B, 13.49%, 4/07/27	5,680	5,752
APP-12804826.FP.FTS.B, 19.99%, 4/08/27	2,699	2,776
APP-12758120.FP.FTS.B, 10.99%, 4/10/27	8,001	8,089
APP-12413477.FP.FTS.B, 15.49%, 4/10/27	4,016	4,122
APP-12637418.FP.FTS.B, 16.49%, 4/10/27	8,403	8,574
APP-12796424.FP.FTS.B, 17.99%, 4/10/27	5,250	5,447
APP-12723310.FP.FTS.B, 22.99%, 4/10/27	6,099	6,357
APP-12735907.FP.FTS.B, 11.74%, 4/11/27	15,667	15,853
APP-12119588.FP.FTS.B, 13.74%, 4/11/27	3,811	3,857
APP-11806403.FP.FTS.B, 19.99%, 4/11/27	8,061	8,387
APP-12794611.FP.FTS.B, 16.49%, 4/12/27	9,234	9,405
APP-12119732.FP.FTS.B, 22.49%, 4/13/27	4,014	4,197
APP-12819793.FP.FTS.B, 11.24%, 4/14/27	4,422	4,485
APP-12933712.FP.FTS.B, 16.99%, 4/14/27	5,942	6,123
APP-12847750.FP.FTS.B, 10.49%, 4/15/27	9,008	9,121
APP-12886061.FP.FTS.B, 10.99%, 4/15/27	7,737	7,834
APP-12889697.FP.FTS.B, 14.49%, 4/15/27	7,658	7,792
APP-13008146.FP.FTS.B, 19.99%, 4/15/27	4,950	5,114
APP-12831439.FP.FTS.B, 10.99%, 4/16/27	10,850	10,988
APP-12845270.FP.FTS.B, 17.74%, 4/16/27	13,180	13,726
APP-12883157.FP.FTS.B, 13.74%, 4/17/27	3,596	3,644
APP-12800972.FP.FTS.B, 17.49%, 4/17/27	8,198	8,476
APP-12800643.FP.FTS.B, 19.74%, 4/17/27	14,782	15,339
APP-12931503.FP.FTS.B, 13.24%, 4/18/27	8,008	8,124
APP-13141094.FP.FTS.B, 10.99%, 4/20/27	12,217	12,368
APP-13009743.FP.FTS.B, 10.99%, 4/22/27	6,499	6,586
APP-12674727.FP.FTS.B, 13.24%, 4/22/27	10,680	10,846
APP-12977040.FP.FTS.B, 20.49%, 4/23/27	5,374	5,570
APP-13166600.FP.FTS.B, 21.49%, 4/23/27	5,307	5,558
APP-12944703.FP.FTS.B, 22.49%, 4/23/27	770	775
APP-13057143.FP.FTS.B, 10.99%, 4/26/27	10,987	11,136
APP-13061655.FP.FTS.B, 13.24%, 4/26/27	11,293	11,472
APP-12933713.FP.FTS.B, 17.99%, 4/26/27	6,721	6,893
APP-13106287.FP.FTS.B, 11.74%, 4/28/27	14,054	14,256
APP-12798277.FP.FTS.B, 13.24%, 4/29/27	2,066	2,076
APP-13009028.FP.FTS.B, 10.99%, 4/30/27	7,378	7,475
APP-13134349.FP.FTS.B, 21.24%, 4/30/27	8,220	8,652
APP-13424293.FP.FTS.B, 10.99%, 5/01/27	6,867	6,939
APP-13431042.FP.FTS.B, 10.99%, 5/01/27	6,481	6,550
APP-13431253.FP.FTS.B, 16.49%, 5/01/27	7,897	8,009
APP-13430284.FP.FTS.B, 19.99%, 5/01/27	4,475	4,624
APP-13430327.FP.FTS.B, 19.99%, 5/01/27	3,721	3,818
APP-13441350.FP.FTS.B, 19.99%, 5/01/27	3,716	3,812
APP-13410577.FP.FTS.B, 22.99%, 5/01/27	5,665	5,872
APP-14247820.FP.FTS.B, 11.34%, 5/02/27	8,491	8,582
APP-13342784.FP.FTS.B, 21.99%, 5/02/27	4,550	4,718

112	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-12270573.FP.FTS.B, 10.99%, 5/06/27	$12,036	$12,174
APP-12932857.FP.FTS.B, 18.99%, 5/10/27	3,660	3,763
APP-12775739.FP.FTS.B, 25.49%, 5/10/27	3,976	4,141
APP-12412862.FP.FTS.B, 25.49%, 5/11/27	4,549	4,730
APP-13658270.FP.FTS.B, 9.34%, 5/12/27	10,363	10,483
APP-13416172.FP.FTS.B, 8.99%, 5/13/27	7,644	7,740
APP-13031523.FP.FTS.B, 10.99%, 5/13/27	13,137	13,306
APP-13438034.FP.FTS.B, 17.99%, 5/13/27	2,787	1,633
APP-13436550.FP.FTS.B, 16.99%, 5/14/27	5,844	5,949
APP-13430567.FP.FTS.B, 17.49%, 5/14/27	5,967	6,135
APP-13431427.FP.FTS.B, 21.99%, 5/14/27	3,364	3,487
APP-13318759.FP.FTS.B, 22.49%, 5/14/27	3,023	3,146
APP-13436993.FP.FTS.B, 8.99%, 5/15/27	8,212	8,319
APP-13396243.FP.FTS.B, 11.24%, 5/15/27	5,223	5,293
APP-13440554.FP.FTS.B, 11.24%, 5/15/27	4,441	4,501
APP-13435327.FP.FTS.B, 13.24%, 5/15/27	9,021	9,168
APP-13663645.FP.FTS.B, 13.59%, 5/15/27	9,678	9,811
APP-13644113.FP.FTS.B, 14.34%, 5/15/27	6,017	6,039
APP-13444523.FP.FTS.B, 16.99%, 5/15/27	9,709	10,012
APP-13672139.FP.FTS.B, 17.49%, 5/15/27	6,707	6,822
APP-13666596.FP.FTS.B, 20.49%, 5/15/27	5,609	5,832
APP-14531705.FP.FTS.B, 22.99%, 5/15/27	3,793	3,925
APP-11924095.FP.FTS.B, 19.99%, 5/16/27	2,732	1,032
APP-13628585.FP.FTS.B, 20.49%, 5/16/27	7,564	7,883
APP-13680651.FP.FTS.B, 20.49%, 5/21/27	4,872	5,089
APP-13629014.FP.FTS.B, 14.74%, 5/24/27	10,889	11,101
APP-13637168.FP.FTS.B, 15.24%, 5/25/27	15,736	16,049
APP-13051907.FP.FTS.B, 25.49%, 5/26/27	4,151	4,364
APP-13598334.FP.FTS.B, 11.34%, 5/27/27	8,286	8,408
APP-13637703.FP.FTS.B, 14.09%, 5/30/27	10,008	10,185
APP-13319688.FP.FTS.B, 14.49%, 5/30/27	10,155	10,377
APP-12770485.FP.FTS.B, 20.49%, 5/30/27	2,146	2,160
[b]APP-12802041.FP.FTS.B, 13.99%, 6/06/27	20,984	4,143
APP-14548548.FP.FTS.B, 22.99%, 6/14/27	3,726	3,856
APP-12884053.FP.FTS.B, 10.99%, 6/15/27	8,716	8,835
APP-14257683.FP.FTS.B, 20.49%, 6/15/27	11,193	11,668
APP-13443719.FP.FTS.B, 22.49%, 6/15/27	3,947	4,121
APP-14236905.FP.FTS.B, 17.49%, 6/21/27	10,204	10,590
APP-14196561.FP.FTS.B, 13.59%, 6/23/27	14,535	14,782
APP-12548143.FP.FTS.B, 19.99%, 6/23/27	12,210	12,731
APP-14178654.FP.FTS.B, 9.34%, 6/24/27	7,298	7,396
APP-14267906.FP.FTS.B, 11.59%, 6/24/27	5,551	5,634
APP-14510576.FP.FTS.B, 22.74%, 6/24/27	4,875	5,107
APP-14427403.FP.FTS.B, 24.74%, 6/24/27	7,076	7,462
APP-09045394.FP.FTS.B, 13.74%, 6/25/27	4,285	4,352
APP-14578061.FP.FTS.B, 11.74%, 6/26/27	13,865	14,057
APP-14268521.FP.FTS.B, 10.09%, 6/27/27	17,024	17,273
APP-14385385.FP.FTS.B, 19.24%, 6/28/27	12,540	13,024
APP-14377174.FP.FTS.B, 12.24%, 6/29/27	6,734	6,852
APP-14423027.FP.FTS.B, 13.99%, 6/30/27	12,407	12,627
APP-13643702.FP.FTS.B, 18.99%, 6/30/27	9,335	9,702
APP-13649694.FP.FTS.B, 19.49%, 6/30/27	6,316	6,573
APP-11810505.FP.FTS.B, 21.24%, 6/30/27	11,984	12,690
APP-14431213.FP.FTS.B, 18.49%, 7/01/27	7,692	7,902
APP-14177847.FP.FTS.B, 18.74%, 7/08/27	17,819	18,331
APP-13394495.FP.FTS.B, 11.49%, 7/13/27	5,307	3,973
APP-14515585.FP.FTS.B, 20.49%, 7/15/27	5,545	5,755
Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-14421841.FP.FTS.B, 20.99%, 7/15/27	$5,091	$5,269
APP-13061423.FP.FTS.B, 13.24%, 7/17/27	8,803	8,941
APP-13678923.FP.FTS.B, 11.34%, 7/20/27	12,021	12,198
APP-13028479.FP.FTS.B, 21.74%, 7/23/27	764	765
APP-14420972.FP.FTS.B, 14.24%, 7/26/27	6,572	6,691
APP-14541253.FP.FTS.B, 13.99%, 7/31/27	16,869	17,146
APP-12910819.FP.FTS.B, 17.99%, 7/31/27	3,249	3,322
APP-14545674.FP.FTS.B, 26.99%, 8/03/27	4,678	4,867
APP-14550089.FP.FTS.B, 18.49%, 8/06/27	8,855	9,165
bAPP-14542132.FP.FTS.B, 20.99%, 8/15/27	5,921	641
APP-14531089.FP.FTS.B, 10.99%, 8/22/27	2,256	2,271
APP-13423039.FP.FTS.B, 14.24%, 9/14/27	18,197	10,220
APP-14568007.FP.FTS.B, 20.49%, 9/15/27	9,905	10,308
APP-13484600.FP.FTS.B, 20.49%, 9/18/27	3,732	3,793
APP-14569337.FP.FTS.B, 24.74%, 10/07/27	7,365	5,664
APP-12804212.FP.FTS.B, 22.49%, 10/10/27	6,200	6,544
APP-13659468.FP.FTS.B, 26.49%, 10/12/27	5,783	6,066
APP-13157103.FP.FTS.B, 9.24%, 11/17/27	2,184	2,195
APP-13132268.FP.FTS.B, 16.74%, 1/01/28	17,842	18,452
APP-12042791.FP.FTS.B, 18.74%, 3/30/28	30,053	31,308
APP-12794031.FP.FTS.B, 18.99%, 4/28/28	10,865	3,487
APP-12244001.FP.FTS.B, 13.24%, 1/27/36	264	265
		1,557,844
LendingClub Corp.
154211311.LC.FTS.B, 20%, 11/26/34	2,590	—
LendingClub Corp. - LCX PM
174304247.LC.FTS.B, 20.99%, 2/02/26	1,528	1,528
185237685.LC.FTS.B, 18.49%, 1/20/27	186	185
185250357.LC.FTS.B, 19.99%, 1/20/27	5,224	5,329
185117236.LC.FTS.B, 20.99%, 1/26/27	7,490	7,651
185597588.LC.FTS.B, 16.24%, 1/28/27	5,447	—
185488281.LC.FTS.B, 28.99%, 1/29/27	2,551	2,652
185547681.LC.FTS.B, 19.99%, 1/31/27	3,205	3,244
184982732.LC.FTS.B, 16.99%, 2/01/27	4,703	4,724
185662157.LC.FTS.B, 16.49%, 2/07/27	5,594	5,624
185835140.LC.FTS.B, 21.99%, 2/14/27	6,827	7,024
185699989.LC.FTS.B, 23.99%, 2/14/27	3,530	3,633
186058311.LC.FTS.B, 15.69%, 2/15/27	14,779	—
186007586.LC.FTS.B, 23.49%, 2/15/27	4,541	4,677
185942868.LC.FTS.B, 15.94%, 2/18/27	12,709	—
186027871.LC.FTS.B, 18.99%, 2/20/27	7,642	7,692
187071023.LC.FTS.B, 17.99%, 3/11/27	5,090	5,103
[b]187032664.LC.FTS.B, 20.99%, 3/11/27	8,681	148
187178718.LC.FTS.B, 19.99%, 3/15/27	7,346	7,415
186624355.LC.FTS.B, 21.49%, 3/15/27	3,995	4,047
187028667.LC.FTS.B, 20.99%, 3/17/27	4,814	4,880
187192813.LC.FTS.B, 20.49%, 3/18/27	3,518	3,575
187318217.LC.FTS.B, 20.49%, 3/18/27	9,844	10,032
186654687.LC.FTS.B, 23.49%, 3/20/27	7,605	1,452
187350401.LC.FTS.B, 15.19%, 3/21/27	4,868	4,892
187430105.LC.FTS.B, 25.99%, 3/25/27	5,361	1,071

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	113

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)
187611207.LC.FTS.B, 18.99%, 3/28/27	$6,905	$6,930
187644231.LC.FTS.B, 19.99%, 3/28/27	6,282	6,418
187621983.LC.FTS.B, 20.99%, 3/28/27	4,603	4,702
187670705.LC.FTS.B, 17.44%, 3/29/27	13,437	13,330
187264368.LC.FTS.B, 20.99%, 3/29/27	3,542	3,597
187100244.LC.FTS.B, Zero Cpn, 3/30/27	5,446	—
187772972.LC.FTS.B, 18.99%, 3/30/27	10,370	—
187751574.LC.FTS.B, 20.44%, 3/30/27	11,379	11,571
187614352.LC.FTS.B, 20.99%, 3/30/27	8,850	9,015
187235906.LC.FTS.B, 13.19%, 3/31/27	10,110	10,139
187804301.LC.FTS.B, 19.67%, 3/31/27	12,115	12,366
187819893.LC.FTS.B, 21.49%, 3/31/27	14,212	14,505
187825531.LC.FTS.B, 19.99%, 4/01/27	3,355	3,393
187860298.LC.FTS.B, 23.99%, 4/01/27	2,175	2,227
187860052.LC.FTS.B, 22.99%, 4/03/27	3,826	3,929
187891277.LC.FTS.B, 21.49%, 4/04/27	12,280	—
187787243.LC.FTS.B, 21.99%, 4/04/27	6,079	6,245
187765035.LC.FTS.B, 23.99%, 4/04/27	9,373	9,628
188031790.LC.FTS.B, 20.49%, 4/06/27	7,440	7,552
188023733.LC.FTS.B, 20.99%, 4/06/27	3,000	3,036
188040936.LC.FTS.B, 20.99%, 4/06/27	5,621	5,690
187683423.LC.FTS.B, 20.99%, 4/09/27	10,935	—
187829994.LC.FTS.B, 22.99%, 4/15/27	12,113	12,462
187298854.LC.FTS.B, 23.49%, 4/15/27	14,924	5,821
187906511.LC.FTS.B, 22.99%, 4/20/27	4,882	5,024
187995587.LC.FTS.B, 6%, 5/15/27	6,334	6,467
185498696.LC.FTS.B, 26.49%, 5/26/27	12,105	2,401
[b]185497213.LC.FTS.B, 20.49%, 6/30/27	5,910	406
187345456.LC.FTS.B, 25.99%, 7/18/27	11,443	11,879
187835579.LC.FTS.B, 22.49%, 7/30/27	2,219	2,286
185500402.LC.FTS.B, 17.74%, 9/12/27	14,059	5,152
187754766.LC.FTS.B, 21.99%, 9/30/27	12,431	2,434
187316257.LC.FTS.B, 22.49%, 10/21/27	9,811	10,045
187054481.LC.FTS.B, 22.49%, 11/20/27	12,897	13,188
187417305.LC.FTS.B, 22.99%, 11/20/27	4,579	—
185367638.LC.FTS.B, 5%, 1/24/28	10,459	10,649
185689957.LC.FTS.B, 5%, 2/01/28	4,812	4,930
187403735.LC.FTS.B, 5%, 4/10/28	5,955	6,133
187202054.LC.FTS.B, 5%, 5/21/28	10,111	10,257
187034706.LC.FTS.B, 5%, 3/31/35	709	707
188000200.LC.FTS.B, 22.99%, 4/06/35	5,777	—
		341,092
Prosper Funding LLC
1605548.PS.FTS.B, 12.3%, 8/16/26	2,108	2,110
1605551.PS.FTS.B, 18.3%, 8/16/26	12	12
1606481.PS.FTS.B, 15%, 8/17/26	1,985	2,009
1618512.PS.FTS.B, 18.5%, 8/20/26	1,731	1,753
1627885.PS.FTS.B, 15.29%, 9/21/26	3,845	3,905
1645247.PS.FTS.B, 6%, 10/27/26	2,614	2,669
1655355.PS.FTS.B, 12%, 10/27/26	7,382	7,399
1648957.PS.FTS.B, 14.29%, 10/27/26	2,199	2,229
1645616.PS.FTS.B, 16.63%, 10/27/26	2,096	2,127
1655334.PS.FTS.B, 25.67%, 10/27/26	2,191	2,261
1656189.PS.FTS.B, 13.7%, 10/28/26	3,133	3,178
1656201.PS.FTS.B, 14.68%, 10/28/26	775	777
1647056.PS.FTS.B, 13.7%, 10/29/26	1,309	1,328
Description	Principal Amount	Value

Prosper Funding LLC (continued)
1647023.PS.FTS.B, 16.33%, 10/29/26	$6,245	$6,336
1647155.PS.FTS.B, 18.48%, 10/29/26	6,298	6,456
1650974.PS.FTS.B, 11.1%, 11/05/26	3,455	3,446
1660968.PS.FTS.B, 11.89%, 11/05/26	2,550	2,543
1648693.PS.FTS.B, 12.7%, 11/05/26	3,934	3,942
1650971.PS.FTS.B, 12.87%, 11/05/26	5,970	5,961
[b]1651400.PS.FTS.B, 13.13%, 11/05/26	6,671	—
1651085.PS.FTS.B, 25.6%, 11/05/26	1,296	1,333
1658134.PS.FTS.B, 13.6%, 11/08/26	1,054	1,062
1651829.PS.FTS.B, 16.33%, 11/08/26	324	325
1653347.PS.FTS.B, 10.8%, 11/09/26	2,643	686
1666392.PS.FTS.B, 11.2%, 11/09/26	1,364	1,363
1651808.PS.FTS.B, 11.2%, 11/11/26	1,030	1,028
1651412.PS.FTS.B, 13.6%, 11/11/26	6,013	6,046
1652735.PS.FTS.B, 10.8%, 11/16/26	1,586	1,584
1657068.PS.FTS.B, 21.9%, 11/22/26	4,754	4,282
1657104.PS.FTS.B, 10.4%, 11/23/26	5,695	5,709
1654979.PS.FTS.B, 11.1%, 12/05/26	1,831	505
1685577.PS.FTS.B, 28.23%, 12/14/26	4,863	5,025
1685967.PS.FTS.B, 11.5%, 12/15/26	3,477	3,473
1685961.PS.FTS.B, 18.48%, 12/15/26	4,191	4,258
1686345.PS.FTS.B, 23%, 12/15/26	3,185	3,302
1673528.PS.FTS.B, 19%, 12/16/26	7,045	7,160
1680745.PS.FTS.B, 13.3%, 12/17/26	2,909	2,938
1687770.PS.FTS.B, 14.29%, 12/17/26	3,910	3,941
1687689.PS.FTS.B, 16%, 12/17/26	4,292	4,365
1674248.PS.FTS.B, 16.5%, 12/17/26	5,573	4,860
[b]1654303.PS.FTS.B, 21.18%, 12/18/26	4,561	608
1688382.PS.FTS.B, 10.29%, 12/20/26	3,680	3,681
1685184.PS.FTS.B, 12.4%, 12/25/26	3,847	3,843
1685808.PS.FTS.B, 18.33%, 12/29/26	1,408	1,403
1679512.PS.FTS.B, 15.7%, 1/08/27	2,338	2,336
1679959.PS.FTS.B, 12.32%, 1/09/27	1,891	1,075
1687871.PS.FTS.B, 12.7%, 1/12/27	7,371	7,364
1688213.PS.FTS.B, 15.03%, 1/12/27	2,287	2,298
1688252.PS.FTS.B, 16.33%, 1/12/27	927	935
1701030.PS.FTS.B, 18.25%, 1/12/27	7,502	7,612
1687862.PS.FTS.B, 21.09%, 1/12/27	2,237	2,315
1694182.PS.FTS.B, 21.18%, 1/12/27	1,131	1,149
1688234.PS.FTS.B, 25.6%, 1/12/27	1,334	1,381
1701831.PS.FTS.B, 12.3%, 1/13/27	2,712	2,710
1688576.PS.FTS.B, 18.48%, 1/13/27	3,298	3,356
1689002.PS.FTS.B, 19.23%, 1/13/27	1,840	1,869
1689590.PS.FTS.B, 11.4%, 1/14/27	1,602	1,602
1695235.PS.FTS.B, 12.24%, 1/14/27	3,251	3,280
1695712.PS.FTS.B, 27.4%, 1/14/27	855	886
1701330.PS.FTS.B, 16.1%, 1/15/27	2,899	2,943
1703238.PS.FTS.B, 22.9%, 1/18/27	1,124	1,166
1692950.PS.FTS.B, 9.81%, 1/20/27	4,417	4,421
1698271.PS.FTS.B, 11.5%, 1/26/27	3,220	3,219
1701660.PS.FTS.B, 11.2%, 1/27/27	2,717	2,713
1701273.PS.FTS.B, 14.68%, 2/12/27	6,128	6,112
1707812.PS.FTS.B, 11.2%, 2/15/27	1,283	1,282
1714540.PS.FTS.B, 11.2%, 2/15/27	5,130	5,128
1708139.PS.FTS.B, 15.2%, 2/15/27	7,427	7,481
1709063.PS.FTS.B, 16.7%, 2/15/27	3,588	3,606
1722529.PS.FTS.B, 19%, 3/12/27	9,930	2,528

114	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1733471.PS.FTS.B, 10.44%, 3/22/27	$6,727	$6,721
1732976.PS.FTS.B, 10.53%, 3/22/27	4,362	4,362
1740124.PS.FTS.B, 11.61%, 3/22/27	5,551	5,545
1732970.PS.FTS.B, 11.79%, 3/22/27	3,116	3,112
1732922.PS.FTS.B, 12.9%, 3/22/27	10,357	10,345
1733459.PS.FTS.B, 13.7%, 3/22/27	12,118	12,126
1739653.PS.FTS.B, 18.48%, 3/22/27	6,856	6,996
1709645.PS.FTS.B, 9.27%, 3/23/27	10,549	10,527
1734128.PS.FTS.B, 10.08%, 3/23/27	3,215	2,736
1743894.PS.FTS.B, 10.29%, 3/23/27	12,021	12,011
[b]1744077.PS.FTS.B, 10.8%, 3/23/27	4,425	147
1734281.PS.FTS.B, 11.4%, 3/23/27	3,215	3,212
1740508.PS.FTS.B, 11.6%, 3/23/27	2,231	2,230
1733702.PS.FTS.B, 11.89%, 3/23/27	1,439	1,439
1733807.PS.FTS.B, 12.32%, 3/23/27	4,017	3,411
1740880.PS.FTS.B, 13.5%, 3/23/27	3,680	3,707
1733816.PS.FTS.B, 15.1%, 3/23/27	6,436	6,493
1734278.PS.FTS.B, 15.2%, 3/23/27	3,257	3,276
[b]1740997.PS.FTS.B, 16.8%, 3/23/27	9,948	403
1744065.PS.FTS.B, 16.8%, 3/23/27	8,404	1,979
1743573.PS.FTS.B, 18.78%, 3/23/27	3,272	3,340
1741006.PS.FTS.B, 19%, 3/23/27	2,419	2,470
1741000.PS.FTS.B, 25.67%, 3/23/27	5,506	5,748
1740316.PS.FTS.B, 28.23%, 3/23/27	3,946	4,115
1744257.PS.FTS.B, 14%, 3/24/27	1,285	1,293
1744812.PS.FTS.B, 14.7%, 3/24/27	3,574	3,574
1733513.PS.FTS.B, 11.7%, 3/26/27	2,844	2,841
1735826.PS.FTS.B, 13.19%, 3/27/27	7,447	7,425
[b]1736876.PS.FTS.B, 19.3%, 3/29/27	4,275	183
1747200.PS.FTS.B, 27.4%, 3/29/27	4,939	5,168
1742146.PS.FTS.B, 10.7%, 3/31/27	2,901	2,897
1740187.PS.FTS.B, 15.1%, 4/01/27	1,746	1,753
1741336.PS.FTS.B, 25.9%, 4/01/27	3,087	3,236
1749478.PS.FTS.B, 11.5%, 4/05/27	1,390	1,381
1749460.PS.FTS.B, 11.7%, 4/05/27	2,285	2,272
1752540.PS.FTS.B, 11.7%, 4/05/27	6,527	6,490
1740496.PS.FTS.B, 14.19%, 4/05/27	3,083	3,088
1742810.PS.FTS.B, 16.7%, 4/05/27	1,411	1,409
[b]1741168.PS.FTS.B, 18.93%, 4/05/27	15,042	—
1743101.PS.FTS.B, 10.5%, 4/06/27	249	248
1743137.PS.FTS.B, 10.5%, 4/06/27	6,401	6,367
1743125.PS.FTS.B, 14.7%, 4/06/27	6,844	6,835
1752906.PS.FTS.B, 16.33%, 4/06/27	4,912	4,905
1750876.PS.FTS.B, 10.29%, 4/07/27	11,164	11,107
1744037.PS.FTS.B, 10.5%, 4/07/27	4,801	4,776
1750606.PS.FTS.B, 12%, 4/07/27	2,975	2,973
1744541.PS.FTS.B, 12.2%, 4/07/27	11,514	11,454
1753842.PS.FTS.B, 12.2%, 4/07/27	3,290	3,273
1744553.PS.FTS.B, 14.53%, 4/07/27	3,368	3,354
1753656.PS.FTS.B, 14.6%, 4/07/27	8,561	8,554
1744559.PS.FTS.B, 14.89%, 4/07/27	530	525
1751047.PS.FTS.B, 19.3%, 4/07/27	8,987	9,117
1750600.PS.FTS.B, 23%, 4/07/27	5,151	5,303
1755057.PS.FTS.B, 11.2%, 4/08/27	18,632	4,106
1755237.PS.FTS.B, 16.02%, 4/08/27	4,016	4,071
1744907.PS.FTS.B, 17.59%, 4/08/27	938	952
1755927.PS.FTS.B, 11.89%, 4/11/27	2,946	2,933
Description	Principal Amount	Value

Prosper Funding LLC (continued)
1752289.PS.FTS.B, 16.5%, 4/11/27	$7,035	$7,037
1746119.PS.FTS.B, 18.13%, 4/11/27	3,785	3,786
1752915.PS.FTS.B, 12.5%, 4/12/27	8,322	8,277
1757922.PS.FTS.B, 14.67%, 4/13/27	3,420	3,424
1749839.PS.FTS.B, 25.6%, 4/14/27	6,011	6,239
1733504.PS.FTS.B, 11.6%, 4/15/27	4,338	4,330
1753416.PS.FTS.B, 13.6%, 4/15/27	1,341	1,329
1734263.PS.FTS.B, 16.33%, 4/16/27	7,213	7,248
1749754.PS.FTS.B, 25.9%, 4/17/27	5,285	1,350
1742819.PS.FTS.B, 11.7%, 4/19/27	4,163	4,140
1744568.PS.FTS.B, 12%, 4/20/27	3,980	3,959
[b]1734077.PS.FTS.B, 14%, 4/22/27	3,194	84
1744227.PS.FTS.B, 16%, 4/22/27	7,255	6,333
1734284.PS.FTS.B, 16.9%, 4/22/27	725	741
1755429.PS.FTS.B, 10.5%, 4/28/27	3,221	3,208
1744277.PS.FTS.B, 14.39%, 4/29/27	3,645	3,642
1749974.PS.FTS.B, 23.31%, 4/29/27	2,840	2,955
1752903.PS.FTS.B, 21.18%, 4/30/27	9,868	9,994
1750621.PS.FTS.B, 17.37%, 5/01/27	3,879	3,935
1744034.PS.FTS.B, 19%, 5/10/27	4,142	4,198
1760306.PS.FTS.B, 22.5%, 5/20/27	3,075	3,222
1627891.PS.FTS.B, 15.1%, 8/21/27	4,129	2,245
1739848.PS.FTS.B, 21.9%, 9/22/27	3,747	3,923
1754328.PS.FTS.B, 13.1%, 10/07/27	4,419	2,359
1751044.PS.FTS.B, 14.7%, 10/15/27	9,098	9,078
1744730.PS.FTS.B, 16.02%, 11/06/27	4,586	4,652
1678714.PS.FTS.B, 25.2%, 11/14/27	8,961	9,325
1755876.PS.FTS.B, 19.3%, 3/31/28	9,353	9,422
[b]1734275.PS.FTS.B, 15%, 3/23/35	2,624	—
		594,737
Upgrade, Inc. - Card
992157584.UG.FTS.B, 28.98%, 2/08/26	362	51
991996150.UG.FTS.B, 28.98%, 3/09/26	24	23
992246618.UG.FTS.B, 28.98%, 3/11/26	18	18
b992361782.UG.FTS.B, 29.48%, 4/19/26	101	—
992237498.UG.FTS.B, 15.97%, 5/30/26	2,266	2,316
992196449.UG.FTS.B, 29.49%, 8/18/26	101	104
992159329.UG.FTS.B, 21.98%, 8/29/26	64	65
[b]992238434.UG.FTS.B, 28.98%, 9/12/26	325	22
992217550.UG.FTS.B, 28.98%, 9/20/26	105	109
[b]992083215.UG.FTS.B, 29.49%, 10/20/26	61	50
992485527.UG.FTS.B, 29.49%, 10/20/26	112	116
992425148.UG.FTS.B, 28.98%, 11/20/26	161	168
[b]992514855.UG.FTS.B, 29.49%, 11/20/26	60	47
[b]992038832.UG.FTS.B, 28.98%, 12/09/26	706	—
992277625.UG.FTS.B, 15.99%, 4/13/27	54	54
992239940.UG.FTS.B, 15.99%, 7/06/27	499	520
992193819.UG.FTS.B, 22.36%, 11/29/27	60	63
991994026.UG.FTS.B, 29.49%, 2/09/28	1,700	1,228
992156587.UG.FTS.B, 29.49%, 9/09/29	220	20
992058890.UG.FTS.B, 29.49%, 10/18/29	110	111
992189183.UG.FTS.B, 29.49%, 3/09/30	60	61
992073990.UG.FTS.B, 19.99%, 3/19/30	32	32
[b]992057082.UG.FTS.B, 29.46%, 7/18/30	51	4

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	115

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992395091.UG.FTS.B, 29.49%, 11/20/30	$32	$33
		5,215
Upstart Network, Inc
L1721509.UP.FTS.B, 11.2%, 9/16/26	3,753	3,695
FW1720612.UP.FTS.B, 11.37%, 9/16/26	2,258	2,223
FW1721436.UP.FTS.B, 14.47%, 9/16/26	1,851	1,829
L1720338.UP.FTS.B, 15.39%, 9/16/26	3,050	3,015
L1721497.UP.FTS.B, 16.37%, 9/16/26	1,647	1,628
FW1720748.UP.FTS.B, 16.61%, 9/16/26	1,037	1,025
L1722523.UP.FTS.B, 21.72%, 9/16/26	789	777
FW1722389.UP.FTS.B, 21.83%, 9/16/26	5,980	5,888
L1701780.UP.FTS.B, 26.48%, 9/16/26	2,333	2,300
FW1721156.UP.FTS.B, 26.95%, 9/16/26	5,394	5,318
FW1720986.UP.FTS.B, 30.57%, 9/16/26	109	8
FW1720294.UP.FTS.B, 30.66%, 9/16/26	648	640
L1892951.UP.FTS.B, 14.33%, 10/21/26	365	361
L1893967.UP.FTS.B, 14.49%, 10/21/26	388	383
L1890982.UP.FTS.B, 16.75%, 10/21/26	1,604	1,588
FW1894844.UP.FTS.B, 18.47%, 10/21/26	5,422	5,352
L1889041.UP.FTS.B, 19.76%, 10/21/26	362	357
L1893140.UP.FTS.B, 24.95%, 10/21/26	429	423
L1890870.UP.FTS.B, 25.37%, 10/21/26	1,406	1,388
FW1893402.UP.FTS.B, 27.14%, 10/21/26	1,814	1,428
L1892234.UP.FTS.B, 27.37%, 10/21/26	3,233	3,195
FW1892884.UP.FTS.B, 28.78%, 10/21/26	637	630
FW1890284.UP.FTS.B, 30.97%, 10/21/26	605	481
L2015861.UP.FTS.B, 9.46%, 11/10/26	2,089	2,048
[b]L2017795.UP.FTS.B, 13.15%, 11/10/26	1,569	89
L2016861.UP.FTS.B, 14.32%, 11/10/26	3,958	3,892
L2016450.UP.FTS.B, 15.84%, 11/10/26	1,895	1,872
FW2017922.UP.FTS.B, 16.45%, 11/10/26	3,693	3,632
L2017365.UP.FTS.B, 19.49%, 11/10/26	7,902	7,772
L2018057.UP.FTS.B, 20.23%, 11/10/26	5,093	4,998
L2012751.UP.FTS.B, 20.27%, 11/10/26	3,218	2,170
L2018362.UP.FTS.B, 20.61%, 11/10/26	829	815
L2015725.UP.FTS.B, 22.82%, 11/10/26	419	412
L2018074.UP.FTS.B, 23.36%, 11/10/26	1,682	1,652
L2010804.UP.FTS.B, 24.21%, 11/10/26	4,242	4,167
L2017556.UP.FTS.B, 25.05%, 11/10/26	986	968
L2017313.UP.FTS.B, 25.23%, 11/10/26	1,257	1,235
FW2018097.UP.FTS.B, 28.2%, 11/10/26	500	492
FW2017283.UP.FTS.B, 29.28%, 11/10/26	1,517	1,492
FW2016668.UP.FTS.B, 29.41%, 11/10/26	2,234	2,197
FW2016021.UP.FTS.B, 29.96%, 11/10/26	3,967	3,902
FW2017531.UP.FTS.B, 30.14%, 11/10/26	2,343	2,304
FW2015923.UP.FTS.B, 30.28%, 11/10/26	2,461	2,421
FW2016098.UP.FTS.B, 30.28%, 11/10/26	493	485
FW2015746.UP.FTS.B, 30.57%, 11/10/26	908	893
FW2017369.UP.FTS.B, 30.83%, 11/10/26	930	915
FW2015784.UP.FTS.B, 31.24%, 11/10/26	717	706
FW2110828.UP.FTS.B, 6%, 11/24/26	475	159
L2111539.UP.FTS.B, 8.17%, 11/24/26	1,719	1,686
FW2112522.UP.FTS.B, 10.63%, 11/24/26	122	121
L2110925.UP.FTS.B, 12.01%, 11/24/26	6,935	6,828
L2112036.UP.FTS.B, 13.1%, 11/24/26	352	347
L2112445.UP.FTS.B, 15.34%, 11/24/26	732	725
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2111566.UP.FTS.B, 15.86%, 11/24/26	$121	$88
L2111428.UP.FTS.B, 15.89%, 11/24/26	561	41
L2111907.UP.FTS.B, 16.75%, 11/24/26	750	744
FW2103098.UP.FTS.B, 18.1%, 11/24/26	1,023	1,010
L2112204.UP.FTS.B, 18.12%, 11/24/26	1,417	1,405
L2111433.UP.FTS.B, 19.56%, 11/24/26	1,307	1,292
[b]L2110920.UP.FTS.B, 20%, 11/24/26	4,208	730
L2111070.UP.FTS.B, 20.97%, 11/24/26	604	597
FW2110697.UP.FTS.B, 21.79%, 11/24/26	3,931	3,032
L2111001.UP.FTS.B, 22.12%, 11/24/26	3	3
[b]L2109591.UP.FTS.B, 22.25%, 11/24/26	8,327	697
L2111688.UP.FTS.B, 25.07%, 11/24/26	714	706
L2112349.UP.FTS.B, 25.4%, 11/24/26	2,865	2,833
L2111206.UP.FTS.B, 25.46%, 11/24/26	575	568
FW2109993.UP.FTS.B, 28.34%, 11/24/26	1,496	1,480
FW2111816.UP.FTS.B, 30.78%, 11/24/26	712	705
FW2112102.UP.FTS.B, 31.76%, 11/24/26	2,473	2,449
FW2111859.UP.FTS.B, 16.21%, 11/28/26	2,111	2,092
FW2264096.UP.FTS.B, 8.01%, 12/16/26	2,099	2,056
L2266515.UP.FTS.B, 8.1%, 12/16/26	1,664	1,631
L2264632.UP.FTS.B, 8.24%, 12/16/26	4,714	4,617
L2233679.UP.FTS.B, 10.15%, 12/16/26	1,564	1,532
L2256936.UP.FTS.B, 11.09%, 12/16/26	4,926	4,842
L2261890.UP.FTS.B, 11.17%, 12/16/26	4,298	1,294
L2262690.UP.FTS.B, 13.04%, 12/16/26	2,167	2,131
FW2263216.UP.FTS.B, 14.33%, 12/16/26	233	229
FW2262525.UP.FTS.B, 14.73%, 12/16/26	7,866	7,737
L2266678.UP.FTS.B, 14.84%, 12/16/26	3,415	3,360
L2266887.UP.FTS.B, 15.02%, 12/16/26	1,845	1,825
FW2266772.UP.FTS.B, 15.05%, 12/16/26	2,074	2,051
L2265506.UP.FTS.B, 16.32%, 12/16/26	1,278	1,262
L2261462.UP.FTS.B, 16.62%, 12/16/26	893	884
L2262304.UP.FTS.B, 17.3%, 12/16/26	3,559	3,521
L2261255.UP.FTS.B, 17.42%, 12/16/26	9,281	9,178
L2260922.UP.FTS.B, 19.74%, 12/16/26	2,001	1,967
L2265533.UP.FTS.B, 19.85%, 12/16/26	3,229	2,385
L2262271.UP.FTS.B, 20.02%, 12/16/26	2,440	2,404
FW2262822.UP.FTS.B, 20.38%, 12/16/26	863	849
L2262115.UP.FTS.B, 20.57%, 12/16/26	554	546
L2266172.UP.FTS.B, 21.62%, 12/16/26	1,026	1,009
FW2265342.UP.FTS.B, 21.77%, 12/16/26	1,011	995
L2264438.UP.FTS.B, 21.8%, 12/16/26	1,393	1,378
FW2242546.UP.FTS.B, 21.96%, 12/16/26	3,213	3,167
L2266895.UP.FTS.B, 23.57%, 12/16/26	1,209	1,190
L2262668.UP.FTS.B, 24.03%, 12/16/26	1,011	995
L2263485.UP.FTS.B, 24.71%, 12/16/26	615	606
FW2263757.UP.FTS.B, 24.74%, 12/16/26	2,295	2,261
FW2263559.UP.FTS.B, 24.81%, 12/16/26	1,046	1,031
[b]FW2266843.UP.FTS.B, 24.86%, 12/16/26	1,130	187
L2262592.UP.FTS.B, 25.43%, 12/16/26	187	185
L2236916.UP.FTS.B, 25.5%, 12/16/26	1,244	1,225
FW2263939.UP.FTS.B, 26.78%, 12/16/26	952	938
[b]FW2266619.UP.FTS.B, 27.46%, 12/16/26	1,589	113
[b]FW2260718.UP.FTS.B, 28.56%, 12/16/26	829	11
FW2264681.UP.FTS.B, 29.13%, 12/16/26	1,310	1,292
[b]FW2261708.UP.FTS.B, 30.67%, 12/16/26	1,346	19

116	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2266558.UP.FTS.B, 30.86%, 12/16/26	$673	$664
FW2266459.UP.FTS.B, 30.98%, 12/16/26	352	347
FW2260770.UP.FTS.B, 31.08%, 12/16/26	505	498
FW2270153.UP.FTS.B, 7.21%, 12/17/26	868	851
FW2269719.UP.FTS.B, 7.26%, 12/17/26	2,898	2,077
L2269403.UP.FTS.B, 7.47%, 12/17/26	3,429	3,359
L2269259.UP.FTS.B, 8.25%, 12/17/26	703	688
L2268096.UP.FTS.B, 8.29%, 12/17/26	5,620	5,506
L2267269.UP.FTS.B, 8.51%, 12/17/26	3,530	3,457
L2271105.UP.FTS.B, 9.17%, 12/17/26	6,590	6,468
L2263798.UP.FTS.B, 11.32%, 12/17/26	6,619	6,508
L2270002.UP.FTS.B, 11.76%, 12/17/26	1,121	1,103
L2270705.UP.FTS.B, 12.61%, 12/17/26	2,529	2,487
L2264006.UP.FTS.B, 13.57%, 12/17/26	2,630	2,586
FW2259052.UP.FTS.B, 14.44%, 12/17/26	1,829	1,799
L2267899.UP.FTS.B, 15.39%, 12/17/26	2,470	2,431
L2269989.UP.FTS.B, 15.72%, 12/17/26	8,010	7,921
L2269665.UP.FTS.B, 16.5%, 12/17/26	4,316	4,270
L2270652.UP.FTS.B, 17.8%, 12/17/26	772	764
FW2270802.UP.FTS.B, 17.83%, 12/17/26	276	273
L2270265.UP.FTS.B, 18.3%, 12/17/26	557	551
L2267799.UP.FTS.B, 18.33%, 12/17/26	1,957	1,936
FW2268753.UP.FTS.B, 19.71%, 12/17/26	1,552	1,157
L2267364.UP.FTS.B, 20.36%, 12/17/26	617	608
L2268079.UP.FTS.B, 20.72%, 12/17/26	1,109	1,091
L2270132.UP.FTS.B, 20.75%, 12/17/26	434	427
L2270631.UP.FTS.B, 21.07%, 12/17/26	4,008	3,948
L2268043.UP.FTS.B, 21.67%, 12/17/26	15,085	14,867
FW2268457.UP.FTS.B, 22.16%, 12/17/26	3,400	3,348
FW2263842.UP.FTS.B, 22.41%, 12/17/26	4,549	4,480
FW2267880.UP.FTS.B, 23.11%, 12/17/26	3,001	2,959
FW2271155.UP.FTS.B, 23.14%, 12/17/26	3,608	3,552
L2267371.UP.FTS.B, 23.36%, 12/17/26	393	387
FW2270716.UP.FTS.B, 24.09%, 12/17/26	1,742	538
FW2268352.UP.FTS.B, 24.36%, 12/17/26	476	469
L2269673.UP.FTS.B, 24.46%, 12/17/26	306	301
L2268106.UP.FTS.B, 25.26%, 12/17/26	6,897	6,798
FW2267234.UP.FTS.B, 28.03%, 12/17/26	308	303
[b]FW2260471.UP.FTS.B, 30.04%, 12/17/26	3,015	523
FW2260486.UP.FTS.B, 30.33%, 12/17/26	4,992	4,926
FW2266749.UP.FTS.B, 30.39%, 12/17/26	433	428
FW2267969.UP.FTS.B, 31.13%, 12/17/26	1,381	1,364
FW2269656.UP.FTS.B, 31.22%, 12/17/26	544	537
FW2266605.UP.FTS.B, 31.38%, 12/17/26	820	809
L2269424.UP.FTS.B, 8.98%, 12/28/26	2,617	2,563
FW2267947.UP.FTS.B, 20.33%, 12/28/26	1,857	1,828
L2474331.UP.FTS.B, 5.25%, 1/20/27	2,380	2,317
L2471525.UP.FTS.B, 5.57%, 1/20/27	9,635	9,381
L2475014.UP.FTS.B, 5.92%, 1/20/27	205	176
L2475724.UP.FTS.B, 7.86%, 1/20/27	2,455	2,403
L2473450.UP.FTS.B, 8.65%, 1/20/27	6,357	6,223
FW2473331.UP.FTS.B, 9.04%, 1/20/27	3,591	3,524
L2474865.UP.FTS.B, 9.49%, 1/20/27	756	743
L2474080.UP.FTS.B, 9.61%, 1/20/27	2,400	2,351
L2472065.UP.FTS.B, 9.95%, 1/20/27	1,951	1,910
L2471859.UP.FTS.B, 12.54%, 1/20/27	4,082	4,014
L2474658.UP.FTS.B, 12.78%, 1/20/27	1,366	1,343
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2471480.UP.FTS.B, 13.4%, 1/20/27	$651	$560
[b]L2473476.UP.FTS.B, 14%, 1/20/27	2,259	133
L2472468.UP.FTS.B, 14.46%, 1/20/27	1,685	1,658
L2474447.UP.FTS.B, 14.59%, 1/20/27	1,326	955
L2475028.UP.FTS.B, 14.75%, 1/20/27	1,411	1,388
FW2471019.UP.FTS.B, 15.35%, 1/20/27	300	295
L2474491.UP.FTS.B, 15.9%, 1/20/27	1,457	444
L2471752.UP.FTS.B, 16.14%, 1/20/27	1,731	1,714
L2471471.UP.FTS.B, 19.65%, 1/20/27	1,914	1,888
L2474729.UP.FTS.B, 20.39%, 1/20/27	3,083	3,038
L2473064.UP.FTS.B, 21.2%, 1/20/27	412	407
L2473306.UP.FTS.B, 21.55%, 1/20/27	2,060	1,516
FW2475846.UP.FTS.B, 23.25%, 1/20/27	1,458	1,437
FW2474184.UP.FTS.B, 23.79%, 1/20/27	1,492	1,472
FW2473402.UP.FTS.B, 24.11%, 1/20/27	5,863	5,784
L2472023.UP.FTS.B, 24.83%, 1/20/27	948	709
L2471728.UP.FTS.B, 25.34%, 1/20/27	3,455	3,410
L2471667.UP.FTS.B, 25.39%, 1/20/27	2,589	2,555
FW2473631.UP.FTS.B, 30.87%, 1/20/27	413	408
[b]FW2474925.UP.FTS.B, 31.01%, 1/20/27	637	113
FW2475230.UP.FTS.B, 31.1%, 1/20/27	621	459
FW2473891.UP.FTS.B, 31.57%, 1/20/27	2,403	2,373
FW2478227.UP.FTS.B, 5.11%, 1/21/27	2,624	2,555
L2478495.UP.FTS.B, 5.12%, 1/21/27	2,388	2,325
L2478466.UP.FTS.B, 5.39%, 1/21/27	2,627	2,558
L2478450.UP.FTS.B, 5.42%, 1/21/27	1,441	1,403
L2459372.UP.FTS.B, 5.76%, 1/21/27	3,910	2,758
L2477090.UP.FTS.B, 5.84%, 1/21/27	1,451	1,413
L2477803.UP.FTS.B, 6.01%, 1/21/27	10,031	9,772
L2477744.UP.FTS.B, 6.17%, 1/21/27	9,005	8,770
L2480644.UP.FTS.B, 6.59%, 1/21/27	6,128	5,969
L2480479.UP.FTS.B, 6.6%, 1/21/27	1,569	1,529
L2480622.UP.FTS.B, 6.63%, 1/21/27	7,852	7,649
L2478510.UP.FTS.B, 7.06%, 1/21/27	333	325
L2461602.UP.FTS.B, 7.51%, 1/21/27	12,462	12,199
L2478233.UP.FTS.B, 7.75%, 1/21/27	1,002	981
FW2480389.UP.FTS.B, 7.87%, 1/21/27	1,881	1,842
L2477326.UP.FTS.B, 8.52%, 1/21/27	6,344	6,212
L2480346.UP.FTS.B, 8.56%, 1/21/27	622	193
L2481499.UP.FTS.B, 9.01%, 1/21/27	1,062	315
L2477347.UP.FTS.B, 9.48%, 1/21/27	439	430
[b]FW2478172.UP.FTS.B, 9.55%, 1/21/27	2,228	162
L2477329.UP.FTS.B, 9.62%, 1/21/27	2,330	2,281
L2477858.UP.FTS.B, 9.8%, 1/21/27	6,347	6,215
L2480599.UP.FTS.B, 9.99%, 1/21/27	5,946	5,844
FW2479183.UP.FTS.B, 10.05%, 1/21/27	2,215	2,178
L2480405.UP.FTS.B, 10.65%, 1/21/27	1,581	1,554
FW2478301.UP.FTS.B, 10.7%, 1/21/27	954	939
L2476472.UP.FTS.B, 10.79%, 1/21/27	1,281	1,260
FW2480584.UP.FTS.B, 10.82%, 1/21/27	1,556	1,530
L2476577.UP.FTS.B, 11.24%, 1/21/27	932	917
FW2480576.UP.FTS.B, 11.26%, 1/21/27	6,283	6,178
L2477410.UP.FTS.B, 11.79%, 1/21/27	1,585	1,564
FW2477060.UP.FTS.B, 11.89%, 1/21/27	7,999	7,866
L2481328.UP.FTS.B, 12.51%, 1/21/27	1,359	1,336
L2479402.UP.FTS.B, 12.63%, 1/21/27	2,202	1,593
L2480894.UP.FTS.B, 14.25%, 1/21/27	3,318	3,264

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	117

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2481349.UP.FTS.B, 14.92%, 1/21/27	$2,302	$1,658
FW2476598.UP.FTS.B, 14.99%, 1/21/27	2,860	2,813
FW2476545.UP.FTS.B, 15.04%, 1/21/27	2,836	2,790
FW2476940.UP.FTS.B, 15.14%, 1/21/27	402	397
L2472995.UP.FTS.B, 15.34%, 1/21/27	855	847
L2481665.UP.FTS.B, 17.36%, 1/21/27	1,177	1,165
FW2476814.UP.FTS.B, 17.49%, 1/21/27	1,379	1,361
FW2470384.UP.FTS.B, 19.99%, 1/21/27	2,121	630
L2481444.UP.FTS.B, 20.35%, 1/21/27	3,016	926
FW2479867.UP.FTS.B, 21.17%, 1/21/27	999	985
FW2476171.UP.FTS.B, 24.01%, 1/21/27	1,185	1,169
FW2476307.UP.FTS.B, 24.31%, 1/21/27	523	516
L2477602.UP.FTS.B, 25.12%, 1/21/27	1,323	1,306
L2450581.UP.FTS.B, 25.25%, 1/21/27	1,523	1,504
[b]FW2480795.UP.FTS.B, 27.7%, 1/21/27	1,260	90
FW2480439.UP.FTS.B, 29.92%, 1/21/27	1,236	1,219
FW2476060.UP.FTS.B, 30.53%, 1/21/27	2,136	2,112
FW2479214.UP.FTS.B, 30.9%, 1/21/27	3,884	3,841
[b]FW2482047.UP.FTS.B, 32.18%, 1/21/27	6,255	1,092
FW2479301.UP.FTS.B, 31.22%, 1/28/27	397	393
FW2472901.UP.FTS.B, 21.26%, 2/01/27	3,369	3,318
L2480452.UP.FTS.B, 14.24%, 2/02/27	1,507	1,481
[b]L2473112.UP.FTS.B, 11.72%, 2/03/27	1,816	106
FW2480948.UP.FTS.B, 11.69%, 2/05/27	7,227	7,100
L2477998.UP.FTS.B, 10.21%, 2/10/27	5,581	5,483
[b]L1722234.UP.FTS.B, 12.18%, 2/16/27	3,472	251
L1722117.UP.FTS.B, 23.46%, 2/16/27	4,409	4,346
L1722725.UP.FTS.B, 25.76%, 2/16/27	660	482
FW1721612.UP.FTS.B, 26.87%, 2/16/27	1,331	1,310
FW1720421.UP.FTS.B, 27.95%, 2/16/27	2,135	2,102
FW1720737.UP.FTS.B, 29.83%, 2/16/27	1,134	1,116
L2656149.UP.FTS.B, 4.9%, 2/18/27	10,669	10,377
L2654934.UP.FTS.B, 6.41%, 2/18/27	2,302	2,253
L2657504.UP.FTS.B, 7.74%, 2/18/27	2,282	2,232
FW2653627.UP.FTS.B, 9.99%, 2/18/27	1,449	1,418
FW2657539.UP.FTS.B, 10.96%, 2/18/27	3,105	3,050
FW2653836.UP.FTS.B, 10.99%, 2/18/27	660	650
L2655850.UP.FTS.B, 11.44%, 2/18/27	7,679	7,545
FW2654132.UP.FTS.B, 12.73%, 2/18/27	6,239	6,130
L2653291.UP.FTS.B, 12.9%, 2/18/27	1,016	999
FW2654033.UP.FTS.B, 13.1%, 2/18/27	2,221	666
FW2657544.UP.FTS.B, 14.38%, 2/18/27	5,791	5,693
FW2656039.UP.FTS.B, 14.43%, 2/18/27	690	679
FW2655411.UP.FTS.B, 14.47%, 2/18/27	790	777
FW2653497.UP.FTS.B, 14.59%, 2/18/27	4,815	4,733
L2653926.UP.FTS.B, 14.76%, 2/18/27	4,576	4,500
FW2656874.UP.FTS.B, 15.48%, 2/18/27	1,007	997
L2657406.UP.FTS.B, 15.83%, 2/18/27	4,906	4,855
L2656610.UP.FTS.B, 15.94%, 2/18/27	4,619	4,542
FW2655801.UP.FTS.B, 16.39%, 2/18/27	1,671	1,654
L2655952.UP.FTS.B, 16.47%, 2/18/27	3,720	3,682
FW2654911.UP.FTS.B, 16.77%, 2/18/27	663	656
FW2655755.UP.FTS.B, 17.36%, 2/18/27	2,641	2,598
L2656274.UP.FTS.B, 17.4%, 2/18/27	628	619
L2648053.UP.FTS.B, 17.58%, 2/18/27	2,035	2,014
FW2655219.UP.FTS.B, 17.61%, 2/18/27	8,347	8,263
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2657700.UP.FTS.B, 17.81%, 2/18/27	$1,928	$1,901
L2653689.UP.FTS.B, 18.18%, 2/18/27	1,146	1,129
L2657353.UP.FTS.B, 18.73%, 2/18/27	4,936	4,855
FW2656424.UP.FTS.B, 19.82%, 2/18/27	976	962
FW2657677.UP.FTS.B, 20.65%, 2/18/27	1,815	1,789
FW2654620.UP.FTS.B, 20.83%, 2/18/27	1,405	1,383
FW2657310.UP.FTS.B, 21.81%, 2/18/27	1,139	1,122
L2655942.UP.FTS.B, 21.87%, 2/18/27	4,032	3,994
L2656980.UP.FTS.B, 22.68%, 2/18/27	2,719	2,679
FW2657769.UP.FTS.B, 24.23%, 2/18/27	3,655	3,602
FW2656918.UP.FTS.B, 25.32%, 2/18/27	2,114	2,085
FW2654552.UP.FTS.B, 25.75%, 2/18/27	1,915	1,889
FW2656585.UP.FTS.B, 25.76%, 2/18/27	1,952	1,925
FW2657275.UP.FTS.B, 28.44%, 2/18/27	900	887
FW2657124.UP.FTS.B, 28.84%, 2/18/27	3,055	2,627
FW2656448.UP.FTS.B, 29.81%, 2/18/27	1,944	1,919
FW2654690.UP.FTS.B, 30.25%, 2/18/27	422	417
[b]FW2652797.UP.FTS.B, 30.47%, 2/18/27	788	5
FW2656342.UP.FTS.B, 30.71%, 2/18/27	304	300
FW2655259.UP.FTS.B, 30.9%, 2/18/27	1,896	1,873
[b]FW2655652.UP.FTS.B, 30.92%, 2/18/27	16,092	1,133
FW2653746.UP.FTS.B, 30.93%, 2/18/27	867	640
FW2654823.UP.FTS.B, 31.05%, 2/18/27	473	433
FW2652957.UP.FTS.B, 31.1%, 2/18/27	452	372
FW2656050.UP.FTS.B, 31.14%, 2/18/27	876	865
[b]FW2653299.UP.FTS.B, 31.23%, 2/18/27	2,256	161
FW2653485.UP.FTS.B, 27.32%, 2/20/27	3,643	3,593
L2782778.UP.FTS.B, 5.38%, 3/14/27	5,494	5,353
FW2785225.UP.FTS.B, 5.78%, 3/14/27	5,418	5,279
L2785533.UP.FTS.B, 5.87%, 3/14/27	3,243	3,160
L2785761.UP.FTS.B, 6.14%, 3/14/27	11,183	10,896
L2789358.UP.FTS.B, 6.49%, 3/14/27	13,916	13,563
L2789856.UP.FTS.B, 6.67%, 3/14/27	2,366	2,309
L2776276.UP.FTS.B, 6.89%, 3/14/27	2,926	2,879
L2783455.UP.FTS.B, 7.28%, 3/14/27	11,615	11,319
L2781599.UP.FTS.B, 7.38%, 3/14/27	1,543	1,504
L2784013.UP.FTS.B, 7.38%, 3/14/27	5,332	5,227
L2783926.UP.FTS.B, 7.49%, 3/14/27	5,240	5,107
L2781938.UP.FTS.B, 7.6%, 3/14/27	14,345	13,981
FW2780236.UP.FTS.B, 7.69%, 3/14/27	10,058	9,852
L2784113.UP.FTS.B, 7.9%, 3/14/27	3,172	3,107
L2769930.UP.FTS.B, 7.96%, 3/14/27	8,946	8,763
FW2784974.UP.FTS.B, 8.13%, 3/14/27	13,546	13,268
L2764977.UP.FTS.B, 8.36%, 3/14/27	3,138	3,074
L2782254.UP.FTS.B, 8.42%, 3/14/27	1,993	1,947
L2782003.UP.FTS.B, 8.5%, 3/14/27	6,623	6,489
L2787246.UP.FTS.B, 8.5%, 3/14/27	728	713
L2784591.UP.FTS.B, 8.72%, 3/14/27	14,626	14,328
L2789064.UP.FTS.B, 8.75%, 3/14/27	5,817	5,699
L2786540.UP.FTS.B, 8.81%, 3/14/27	1,581	1,549
L2783739.UP.FTS.B, 8.99%, 3/14/27	2,318	2,273
L2785284.UP.FTS.B, 9.11%, 3/14/27	1,589	1,557
L2780310.UP.FTS.B, 9.24%, 3/14/27	5,310	5,202
L2780296.UP.FTS.B, 9.41%, 3/14/27	9,525	9,331
FW2782447.UP.FTS.B, 9.67%, 3/14/27	6,539	6,406
FW2783021.UP.FTS.B, 9.72%, 3/14/27	3,837	3,760
L2780798.UP.FTS.B, 9.77%, 3/14/27	2,679	2,625

118	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2788004.UP.FTS.B, 9.9%, 3/14/27	$5,969	$5,849
L2789352.UP.FTS.B, 10.18%, 3/14/27	3,896	3,831
L2785217.UP.FTS.B, 10.21%, 3/14/27	8,435	8,297
FW2780436.UP.FTS.B, 10.28%, 3/14/27	1,772	1,736
L2785592.UP.FTS.B, 10.32%, 3/14/27	5,109	5,025
L2782038.UP.FTS.B, 10.33%, 3/14/27	15,021	14,718
FW2781880.UP.FTS.B, 10.6%, 3/14/27	6,342	6,237
FW2784241.UP.FTS.B, 10.82%, 3/14/27	2,887	2,842
FW2783122.UP.FTS.B, 10.84%, 3/14/27	1,212	1,192
L2785568.UP.FTS.B, 10.89%, 3/14/27	3,245	3,191
FW2786689.UP.FTS.B, 11.07%, 3/14/27	1,005	988
L2787329.UP.FTS.B, 11.09%, 3/14/27	1,065	1,048
L2786414.UP.FTS.B, 11.1%, 3/14/27	1,979	1,946
L2785769.UP.FTS.B, 11.11%, 3/14/27	4,902	4,822
L2780313.UP.FTS.B, 11.15%, 3/14/27	15,238	14,989
L2786841.UP.FTS.B, 11.25%, 3/14/27	3,051	3,002
FW2783670.UP.FTS.B, 11.3%, 3/14/27	3,059	3,009
FW2787754.UP.FTS.B, 11.35%, 3/14/27	6,398	6,295
L2780596.UP.FTS.B, 11.42%, 3/14/27	3,587	3,531
L2785144.UP.FTS.B, 11.47%, 3/14/27	3,059	3,009
L2784105.UP.FTS.B, 11.55%, 3/14/27	4,600	4,525
L2789734.UP.FTS.B, 11.68%, 3/14/27	2,870	2,831
L2785328.UP.FTS.B, 11.77%, 3/14/27	2,107	2,073
L2779976.UP.FTS.B, 11.78%, 3/14/27	1,971	1,932
L2782425.UP.FTS.B, 11.95%, 3/14/27	2,325	2,288
L2784249.UP.FTS.B, 12.05%, 3/14/27	10,745	10,574
L2779695.UP.FTS.B, 12.07%, 3/14/27	7,424	7,304
L2786241.UP.FTS.B, 12.07%, 3/14/27	7,734	7,609
L2781389.UP.FTS.B, 12.12%, 3/14/27	6,192	6,091
L2783293.UP.FTS.B, 12.24%, 3/14/27	4,653	4,577
L2781089.UP.FTS.B, 12.27%, 3/14/27	1,645	1,618
FW2781045.UP.FTS.B, 12.41%, 3/14/27	2,292	2,256
L2785022.UP.FTS.B, 12.43%, 3/14/27	6,223	6,100
L2789283.UP.FTS.B, 12.43%, 3/14/27	6,341	6,240
L2784478.UP.FTS.B, 12.55%, 3/14/27	360	356
L2782900.UP.FTS.B, 12.63%, 3/14/27	3,656	3,598
L2785749.UP.FTS.B, 12.65%, 3/14/27	4,684	4,609
FW2786124.UP.FTS.B, 12.69%, 3/14/27	2,971	2,923
L2784017.UP.FTS.B, 12.7%, 3/14/27	709	698
L2783427.UP.FTS.B, 12.77%, 3/14/27	2,238	2,202
L2779872.UP.FTS.B, 12.82%, 3/14/27	557	548
L2780197.UP.FTS.B, 12.84%, 3/14/27	4,698	4,623
FW2784873.UP.FTS.B, 12.88%, 3/14/27	3,965	3,906
FW2780429.UP.FTS.B, 12.96%, 3/14/27	1,987	1,956
L2789648.UP.FTS.B, 12.99%, 3/14/27	1,884	1,854
L2785427.UP.FTS.B, 13.01%, 3/14/27	771	759
L2786071.UP.FTS.B, 13.02%, 3/14/27	1,848	1,820
L2785265.UP.FTS.B, 13.07%, 3/14/27	1,352	1,331
L2789482.UP.FTS.B, 13.14%, 3/14/27	5,983	5,887
L2783463.UP.FTS.B, 13.21%, 3/14/27	3,373	3,306
L2785549.UP.FTS.B, 13.25%, 3/14/27	2,049	2,017
L2785339.UP.FTS.B, 13.26%, 3/14/27	4,099	4,033
FW2787165.UP.FTS.B, 13.47%, 3/14/27	3,143	3,093
L2778983.UP.FTS.B, 13.58%, 3/14/27	3,035	2,987
FW2785775.UP.FTS.B, 13.59%, 3/14/27	7,444	7,327
L2785594.UP.FTS.B, 13.62%, 3/14/27	1,205	1,186
L2782918.UP.FTS.B, 13.85%, 3/14/27	1,465	1,442
L2776854.UP.FTS.B, 13.89%, 3/14/27	8,081	7,953
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2787639.UP.FTS.B, 13.93%, 3/14/27	$2,019	$1,987
FW2781533.UP.FTS.B, 13.96%, 3/14/27	8,133	8,004
L2785675.UP.FTS.B, 14.06%, 3/14/27	2,179	2,145
FW2788869.UP.FTS.B, 14.25%, 3/14/27	2,372	2,334
L2782210.UP.FTS.B, 14.35%, 3/14/27	1,606	1,580
L2782049.UP.FTS.B, 14.43%, 3/14/27	4,560	4,488
L2779895.UP.FTS.B, 14.52%, 3/14/27	2,280	2,250
L2779917.UP.FTS.B, 14.65%, 3/14/27	3,386	3,332
FW2790537.UP.FTS.B, 14.66%, 3/14/27	8,063	7,936
FW2787310.UP.FTS.B, 14.7%, 3/14/27	319	314
L2784692.UP.FTS.B, 14.74%, 3/14/27	2,261	2,225
L2781163.UP.FTS.B, 14.78%, 3/14/27	2,597	2,557
L2788260.UP.FTS.B, 14.88%, 3/14/27	1,321	1,301
L2784500.UP.FTS.B, 14.95%, 3/14/27	1,716	1,690
L2787981.UP.FTS.B, 15.07%, 3/14/27	168	166
[b]L2790024.UP.FTS.B, 15.07%, 3/14/27	760	113
L2789351.UP.FTS.B, 15.12%, 3/14/27	4,874	4,798
FW2779319.UP.FTS.B, 15.17%, 3/14/27	618	612
FW2783642.UP.FTS.B, 15.18%, 3/14/27	1,073	1,057
L2785487.UP.FTS.B, 15.19%, 3/14/27	13,014	12,810
L2781288.UP.FTS.B, 15.2%, 3/14/27	976	961
L2782134.UP.FTS.B, 15.23%, 3/14/27	3,880	3,845
L2786073.UP.FTS.B, 15.34%, 3/14/27	13,860	13,643
FW2788688.UP.FTS.B, 15.38%, 3/14/27	3,556	3,500
L2781912.UP.FTS.B, 15.44%, 3/14/27	2,868	1,623
FW2783726.UP.FTS.B, 15.47%, 3/14/27	2,803	2,777
[b]L2787379.UP.FTS.B, 15.51%, 3/14/27	6,165	1,039
L2787103.UP.FTS.B, 15.71%, 3/14/27	12,267	12,075
L2788269.UP.FTS.B, 15.76%, 3/14/27	1,739	1,712
L2780255.UP.FTS.B, 15.79%, 3/14/27	13,926	13,713
L2781597.UP.FTS.B, 15.79%, 3/14/27	8,835	8,697
L2785504.UP.FTS.B, 15.88%, 3/14/27	719	712
FW2720638.UP.FTS.B, 15.89%, 3/14/27	6,764	6,703
FW2782452.UP.FTS.B, 15.89%, 3/14/27	3,294	3,243
[b]L2779778.UP.FTS.B, 15.94%, 3/14/27	7,075	593
L2782963.UP.FTS.B, 15.98%, 3/14/27	2,651	2,627
L2789937.UP.FTS.B, 15.99%, 3/14/27	171	169
L2790390.UP.FTS.B, 15.99%, 3/14/27	1,317	1,297
L2782280.UP.FTS.B, 16.08%, 3/14/27	4,528	4,458
[b]L2779021.UP.FTS.B, 16.32%, 3/14/27	2,893	452
L2783945.UP.FTS.B, 16.32%, 3/14/27	3,410	3,357
L2781334.UP.FTS.B, 16.44%, 3/14/27	3,343	3,313
[b]FW2787232.UP.FTS.B, 16.47%, 3/14/27	1,366	210
L2788530.UP.FTS.B, 16.48%, 3/14/27	8,323	8,247
L2781937.UP.FTS.B, 16.51%, 3/14/27	898	888
[b]L2785787.UP.FTS.B, 16.51%, 3/14/27	1,957	77
L2788921.UP.FTS.B, 16.56%, 3/14/27	2,573	2,535
L2784909.UP.FTS.B, 16.61%, 3/14/27	1,425	1,412
L2781826.UP.FTS.B, 16.66%, 3/14/27	800	787
L2786003.UP.FTS.B, 16.71%, 3/14/27	1,117	1,107
L2783630.UP.FTS.B, 16.79%, 3/14/27	9,178	9,095
L2790588.UP.FTS.B, 16.81%, 3/14/27	1,334	1,314
FW2790218.UP.FTS.B, 16.82%, 3/14/27	1,168	1,150
L2781471.UP.FTS.B, 16.84%, 3/14/27	366	361
L2790374.UP.FTS.B, 16.87%, 3/14/27	2,639	2,615
L2780924.UP.FTS.B, 16.96%, 3/14/27	2,321	2,300

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	119

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2783224.UP.FTS.B, 16.97%, 3/14/27	$276	$273
FW2780002.UP.FTS.B, 17.17%, 3/14/27	1,018	1,008
FW2779719.UP.FTS.B, 17.2%, 3/14/27	2,183	2,163
L2785657.UP.FTS.B, 17.24%, 3/14/27	1,480	1,467
L2783179.UP.FTS.B, 17.39%, 3/14/27	3,031	2,987
L2785862.UP.FTS.B, 17.44%, 3/14/27	13,464	13,258
FW2781874.UP.FTS.B, 17.45%, 3/14/27	337	334
L2789286.UP.FTS.B, 17.58%, 3/14/27	3,357	1,879
FW2783200.UP.FTS.B, 17.6%, 3/14/27	4,673	4,631
L2780580.UP.FTS.B, 17.7%, 3/14/27	1,171	1,161
L2785162.UP.FTS.B, 17.72%, 3/14/27	7,837	2,250
FW2784396.UP.FTS.B, 17.89%, 3/14/27	1,323	1,305
FW2779862.UP.FTS.B, 17.93%, 3/14/27	339	336
L2785495.UP.FTS.B, 17.96%, 3/14/27	1,257	1,246
FW2781007.UP.FTS.B, 18.03%, 3/14/27	2,669	2,643
L2780829.UP.FTS.B, 18.05%, 3/14/27	3,265	3,236
FW2781770.UP.FTS.B, 18.09%, 3/14/27	1,082	1,065
L2785717.UP.FTS.B, 18.12%, 3/14/27	5,448	5,371
[b]FW2771881.UP.FTS.B, 18.18%, 3/14/27	2,000	313
L2762731.UP.FTS.B, 18.21%, 3/14/27	2,217	2,183
L2785773.UP.FTS.B, 18.25%, 3/14/27	4,615	4,574
L2784355.UP.FTS.B, 18.3%, 3/14/27	1,055	1,046
L2781131.UP.FTS.B, 18.34%, 3/14/27	3,586	3,532
L2781963.UP.FTS.B, 18.43%, 3/14/27	3,730	3,677
L2789078.UP.FTS.B, 18.45%, 3/14/27	1,337	1,319
FW2788462.UP.FTS.B, 18.48%, 3/14/27	3,409	3,362
L2761321.UP.FTS.B, 18.5%, 3/14/27	963	949
L2779732.UP.FTS.B, 18.53%, 3/14/27	3,528	3,478
L2788795.UP.FTS.B, 18.58%, 3/14/27	3,427	3,371
L2789629.UP.FTS.B, 18.6%, 3/14/27	1,886	1,859
L2780206.UP.FTS.B, 18.66%, 3/14/27	3,440	3,392
L2789624.UP.FTS.B, 18.67%, 3/14/27	5,495	5,447
L2783944.UP.FTS.B, 18.73%, 3/14/27	3,387	3,339
FW2784433.UP.FTS.B, 18.76%, 3/14/27	2,309	2,288
L2783654.UP.FTS.B, 18.81%, 3/14/27	4,581	4,517
L2784627.UP.FTS.B, 18.83%, 3/14/27	2,849	2,822
[b]L2782107.UP.FTS.B, 18.88%, 3/14/27	4,654	183
L2779673.UP.FTS.B, 19.08%, 3/14/27	2,246	2,214
FW2754559.UP.FTS.B, 19.14%, 3/14/27	8,647	8,571
L2779286.UP.FTS.B, 19.31%, 3/14/27	2,081	2,052
L2785478.UP.FTS.B, 19.34%, 3/14/27	17,352	17,108
L2787510.UP.FTS.B, 19.38%, 3/14/27	7,310	7,211
L2784108.UP.FTS.B, 19.4%, 3/14/27	6,919	6,858
L2784181.UP.FTS.B, 19.58%, 3/14/27	8,509	8,393
[b]L2782824.UP.FTS.B, 19.61%, 3/14/27	4,475	698
FW2780425.UP.FTS.B, 19.66%, 3/14/27	5,227	5,182
L2780913.UP.FTS.B, 19.68%, 3/14/27	2,232	2,212
L2784343.UP.FTS.B, 19.81%, 3/14/27	1,747	1,722
L2781737.UP.FTS.B, 19.91%, 3/14/27	1,745	1,731
L2782730.UP.FTS.B, 19.94%, 3/14/27	3,500	3,451
L2784726.UP.FTS.B, 19.97%, 3/14/27	5,753	5,661
FW2785877.UP.FTS.B, 20.08%, 3/14/27	1,860	1,844
L2780471.UP.FTS.B, 20.16%, 3/14/27	2,108	2,078
[b]L2779074.UP.FTS.B, 20.27%, 3/14/27	2,685	195
L2782852.UP.FTS.B, 20.32%, 3/14/27	388	382
L2781217.UP.FTS.B, 20.42%, 3/14/27	4,417	4,348
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2785244.UP.FTS.B, 20.75%, 3/14/27	$2,667	$2,631
FW2780653.UP.FTS.B, 20.84%, 3/14/27	3,673	3,623
L2786023.UP.FTS.B, 20.84%, 3/14/27	2,484	2,445
L2786517.UP.FTS.B, 20.9%, 3/14/27	5,211	5,141
L2790205.UP.FTS.B, 20.92%, 3/14/27	604	596
FW2783376.UP.FTS.B, 21.04%, 3/14/27	976	963
L2783728.UP.FTS.B, 21.18%, 3/14/27	1,177	1,160
FW2783359.UP.FTS.B, 21.23%, 3/14/27	6,066	5,982
FW2780777.UP.FTS.B, 21.29%, 3/14/27	1,159	1,144
L2783471.UP.FTS.B, 21.41%, 3/14/27	3,612	3,562
[b]L2784388.UP.FTS.B, 21.47%, 3/14/27	1,462	249
L2789869.UP.FTS.B, 21.53%, 3/14/27	2,760	2,718
L2784140.UP.FTS.B, 21.67%, 3/14/27	4,350	4,283
L2782992.UP.FTS.B, 21.68%, 3/14/27	7,184	7,085
L2784561.UP.FTS.B, 22.05%, 3/14/27	2,850	2,807
L2785618.UP.FTS.B, 22.23%, 3/14/27	8,252	8,126
L2785258.UP.FTS.B, 22.27%, 3/14/27	10,177	10,022
L2784609.UP.FTS.B, 22.31%, 3/14/27	2,330	2,311
L2781968.UP.FTS.B, 22.4%, 3/14/27	3,629	3,574
L2780470.UP.FTS.B, 22.46%, 3/14/27	1,837	1,809
L2784446.UP.FTS.B, 22.46%, 3/14/27	1,633	1,620
[b]L2787644.UP.FTS.B, 22.58%, 3/14/27	9,352	1,444
FW2784227.UP.FTS.B, 22.62%, 3/14/27	1,404	1,383
L2781656.UP.FTS.B, 22.82%, 3/14/27	1,973	1,946
L2785473.UP.FTS.B, 22.94%, 3/14/27	3,216	3,168
FW2782255.UP.FTS.B, 22.97%, 3/14/27	3,423	3,373
FW2784934.UP.FTS.B, 23%, 3/14/27	7,734	7,616
L2780183.UP.FTS.B, 23.06%, 3/14/27	2,849	2,807
L2784662.UP.FTS.B, 23.09%, 3/14/27	1,797	1,770
L2784336.UP.FTS.B, 23.23%, 3/14/27	4,406	4,340
[b]L2784879.UP.FTS.B, 23.27%, 3/14/27	12,727	394
L2760019.UP.FTS.B, 23.32%, 3/14/27	947	935
FW2784660.UP.FTS.B, 23.39%, 3/14/27	4,666	4,596
L2782909.UP.FTS.B, 23.52%, 3/14/27	1,630	1,606
L2785861.UP.FTS.B, 23.55%, 3/14/27	637	629
FW2780693.UP.FTS.B, 23.64%, 3/14/27	627	617
L2780981.UP.FTS.B, 23.73%, 3/14/27	925	911
FW2782598.UP.FTS.B, 23.76%, 3/14/27	1,629	1,605
FW2779943.UP.FTS.B, 23.77%, 3/14/27	520	513
L2755133.UP.FTS.B, 23.9%, 3/14/27	4,044	3,984
L2782516.UP.FTS.B, 23.94%, 3/14/27	2,783	2,745
[b]FW2782245.UP.FTS.B, 23.97%, 3/14/27	1,719	42
FW2785302.UP.FTS.B, 24.36%, 3/14/27	3,031	2,988
L2782467.UP.FTS.B, 24.36%, 3/14/27	6,723	6,625
L2780976.UP.FTS.B, 24.53%, 3/14/27	1,639	960
L2783176.UP.FTS.B, 24.55%, 3/14/27	1,912	1,885
FW2784794.UP.FTS.B, 24.59%, 3/14/27	1,512	1,490
L2789217.UP.FTS.B, 24.59%, 3/14/27	2,307	2,274
FW2786154.UP.FTS.B, 24.69%, 3/14/27	1,590	1,570
FW2784504.UP.FTS.B, 24.71%, 3/14/27	1,651	1,627
L2763354.UP.FTS.B, 24.72%, 3/14/27	3,681	3,628
FW2789200.UP.FTS.B, 24.76%, 3/14/27	3,756	3,701
L2782914.UP.FTS.B, 24.81%, 3/14/27	1,975	1,947
L2782406.UP.FTS.B, 24.86%, 3/14/27	564	556
FW2785579.UP.FTS.B, 24.87%, 3/14/27	531	523
FW2787364.UP.FTS.B, 24.92%, 3/14/27	2,071	2,041

120	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2789180.UP.FTS.B, 24.98%, 3/14/27	$1,581	$1,559
L2762807.UP.FTS.B, 25.04%, 3/14/27	565	337
L2782211.UP.FTS.B, 25.12%, 3/14/27	1,505	1,484
[b]FW2786218.UP.FTS.B, 25.14%, 3/14/27	3,873	279
FW2779775.UP.FTS.B, 25.16%, 3/14/27	1,323	1,304
FW2780910.UP.FTS.B, 25.16%, 3/14/27	2,719	2,681
FW2783634.UP.FTS.B, 25.18%, 3/14/27	2,864	2,823
FW2782493.UP.FTS.B, 25.19%, 3/14/27	834	822
L2785715.UP.FTS.B, 25.22%, 3/14/27	564	556
L2785508.UP.FTS.B, 25.24%, 3/14/27	1,059	1,044
L2785846.UP.FTS.B, 25.26%, 3/14/27	5,669	1,614
L2781289.UP.FTS.B, 25.32%, 3/14/27	4,541	4,476
L2786111.UP.FTS.B, 25.33%, 3/14/27	406	400
L2783030.UP.FTS.B, 25.34%, 3/14/27	4,062	4,004
L2785122.UP.FTS.B, 25.34%, 3/14/27	361	26
L2779712.UP.FTS.B, 25.35%, 3/14/27	918	905
L2783282.UP.FTS.B, 25.35%, 3/14/27	588	580
L2758245.UP.FTS.B, 25.36%, 3/14/27	1,627	1,605
L2786791.UP.FTS.B, 25.38%, 3/14/27	295	290
L2780613.UP.FTS.B, 25.39%, 3/14/27	2,499	2,463
L2780553.UP.FTS.B, 25.41%, 3/14/27	568	560
L2784514.UP.FTS.B, 25.41%, 3/14/27	530	523
L2782792.UP.FTS.B, 25.44%, 3/14/27	2,160	2,129
L2785196.UP.FTS.B, 25.44%, 3/14/27	1,040	1,025
L2789729.UP.FTS.B, 25.45%, 3/14/27	455	448
L2775042.UP.FTS.B, 25.46%, 3/14/27	311	306
L2781236.UP.FTS.B, 25.46%, 3/14/27	572	564
FW2785945.UP.FTS.B, 25.48%, 3/14/27	923	909
[b]L2781099.UP.FTS.B, 25.49%, 3/14/27	883	143
L2783689.UP.FTS.B, 25.5%, 3/14/27	3,574	3,523
L2783570.UP.FTS.B, 25.53%, 3/14/27	1,460	1,440
FW2785182.UP.FTS.B, 25.6%, 3/14/27	13,141	12,952
[b]FW2788301.UP.FTS.B, 25.6%, 3/14/27	2,797	203
L2779594.UP.FTS.B, 25.6%, 3/14/27	1,371	1,351
L2783555.UP.FTS.B, 25.63%, 3/14/27	1,042	1,027
L2779605.UP.FTS.B, 25.67%, 3/14/27	646	637
FW2783690.UP.FTS.B, 25.69%, 3/14/27	3,922	3,866
FW2787434.UP.FTS.B, 25.69%, 3/14/27	1,521	1,499
FW2779444.UP.FTS.B, 25.73%, 3/14/27	1,904	1,877
FW2787230.UP.FTS.B, 25.75%, 3/14/27	2,855	2,814
FW2785698.UP.FTS.B, 25.86%, 3/14/27	4,581	4,516
L2780080.UP.FTS.B, 25.88%, 3/14/27	3,639	3,587
L2781244.UP.FTS.B, 25.96%, 3/14/27	3,038	1,790
L2780995.UP.FTS.B, 25.98%, 3/14/27	5,702	3,373
FW2789885.UP.FTS.B, 26.1%, 3/14/27	3,503	2,104
L2787642.UP.FTS.B, 26.29%, 3/14/27	1,036	1,021
FW2786626.UP.FTS.B, 26.35%, 3/14/27	878	865
FW2781613.UP.FTS.B, 26.4%, 3/14/27	1,289	1,272
FW2788390.UP.FTS.B, 26.61%, 3/14/27	1,121	1,106
FW2782433.UP.FTS.B, 26.73%, 3/14/27	2,084	2,054
FW2782583.UP.FTS.B, 26.76%, 3/14/27	1,849	1,823
FW2781134.UP.FTS.B, 26.83%, 3/14/27	1,782	1,756
FW2785449.UP.FTS.B, 27.1%, 3/14/27	3,879	3,825
FW2785546.UP.FTS.B, 27.15%, 3/14/27	1,900	1,873
FW2789041.UP.FTS.B, 27.27%, 3/14/27	1,959	1,932
FW2788518.UP.FTS.B, 27.34%, 3/14/27	1,655	1,632
FW2781329.UP.FTS.B, 27.46%, 3/14/27	977	964
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2780427.UP.FTS.B, 27.49%, 3/14/27	$1,170	$1,154
FW2782891.UP.FTS.B, 27.85%, 3/14/27	3,885	3,831
FW2784087.UP.FTS.B, 27.99%, 3/14/27	1,210	1,193
FW2786129.UP.FTS.B, 28%, 3/14/27	1,899	1,873
FW2789642.UP.FTS.B, 28.34%, 3/14/27	4,598	1,334
FW2781108.UP.FTS.B, 28.46%, 3/14/27	1,393	1,374
FW2781674.UP.FTS.B, 28.51%, 3/14/27	2,569	2,534
FW2780172.UP.FTS.B, 28.83%, 3/14/27	795	784
FW2779355.UP.FTS.B, 29.22%, 3/14/27	2,363	2,331
FW2784027.UP.FTS.B, 29.23%, 3/14/27	6,040	5,962
FW2781563.UP.FTS.B, 29.25%, 3/14/27	400	394
FW2785470.UP.FTS.B, 29.28%, 3/14/27	3,675	3,626
FW2779974.UP.FTS.B, 29.47%, 3/14/27	1,561	1,540
FW2779230.UP.FTS.B, 29.54%, 3/14/27	4,007	3,953
FW2785701.UP.FTS.B, 29.6%, 3/14/27	888	534
[b]FW2780605.UP.FTS.B, 29.61%, 3/14/27	505	36
FW2783287.UP.FTS.B, 29.91%, 3/14/27	2,015	1,989
FW2789655.UP.FTS.B, 29.98%, 3/14/27	6,808	3,960
FW2788950.UP.FTS.B, 30.14%, 3/14/27	4,425	4,365
FW2782935.UP.FTS.B, 30.31%, 3/14/27	3,091	3,052
[b]FW2783523.UP.FTS.B, 30.41%, 3/14/27	2,182	156
FW2790314.UP.FTS.B, 30.48%, 3/14/27	4,401	4,344
FW2780158.UP.FTS.B, 30.52%, 3/14/27	666	658
FW2780499.UP.FTS.B, 30.57%, 3/14/27	721	434
FW2789252.UP.FTS.B, 30.65%, 3/14/27	8,131	8,025
FW2785351.UP.FTS.B, 30.67%, 3/14/27	651	642
FW2780952.UP.FTS.B, 30.68%, 3/14/27	407	402
FW2787603.UP.FTS.B, 30.68%, 3/14/27	411	406
[b]FW2783504.UP.FTS.B, 30.73%, 3/14/27	1,907	136
FW2783660.UP.FTS.B, 30.79%, 3/14/27	1,059	1,045
FW2790078.UP.FTS.B, 30.9%, 3/14/27	1,155	1,140
FW2783182.UP.FTS.B, 30.92%, 3/14/27	489	483
FW2790293.UP.FTS.B, 30.94%, 3/14/27	1,103	1,089
FW2783246.UP.FTS.B, 30.95%, 3/14/27	306	22
FW2783531.UP.FTS.B, 30.98%, 3/14/27	3,860	3,809
FW2784675.UP.FTS.B, 30.98%, 3/14/27	868	857
FW2782332.UP.FTS.B, 30.99%, 3/14/27	441	435
FW2787448.UP.FTS.B, 31.05%, 3/14/27	532	525
FW2790081.UP.FTS.B, 31.07%, 3/14/27	531	525
FW2785866.UP.FTS.B, 31.08%, 3/14/27	491	485
FW2787532.UP.FTS.B, 31.09%, 3/14/27	470	464
FW2788870.UP.FTS.B, 31.1%, 3/14/27	2,320	2,290
FW2781136.UP.FTS.B, 31.12%, 3/14/27	1,557	1,537
FW2789294.UP.FTS.B, 31.12%, 3/14/27	1,861	1,838
FW2787239.UP.FTS.B, 31.14%, 3/14/27	1,885	1,860
FW2787162.UP.FTS.B, 31.15%, 3/14/27	1,393	1,375
FW2780763.UP.FTS.B, 31.16%, 3/14/27	737	727
FW2781077.UP.FTS.B, 31.22%, 3/14/27	451	445
FW2783270.UP.FTS.B, 31.23%, 3/14/27	8,729	8,618
[b]FW2783300.UP.FTS.B, 31.25%, 3/14/27	1,400	100
FW2779996.UP.FTS.B, 31.38%, 3/14/27	1,373	1,355
FW2781466.UP.FTS.B, 31.46%, 3/14/27	727	718
[b]FW2784706.UP.FTS.B, 31.51%, 3/14/27	2,319	385
FW2780027.UP.FTS.B, 31.52%, 3/14/27	1,238	1,222
FW2785751.UP.FTS.B, 31.86%, 3/14/27	826	815
FW2780155.UP.FTS.B, 31.91%, 3/14/27	1,034	1,021

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	121

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2773530.UP.FTS.B, 21.6%, 3/15/27	$3,221	$3,177
L2780204.UP.FTS.B, 20.34%, 3/17/27	3,507	3,459
L2780083.UP.FTS.B, 8.23%, 3/18/27	13,015	12,750
[b]L2781166.UP.FTS.B, 16.07%, 3/19/27	4,562	331
L1890702.UP.FTS.B, 25.43%, 3/19/27	2,154	2,124
[b]FW2788471.UP.FTS.B, 31.09%, 3/19/27	992	18
FW2781791.UP.FTS.B, 8.25%, 3/20/27	8,871	8,690
L2783095.UP.FTS.B, 14.33%, 3/20/27	863	850
L2788995.UP.FTS.B, 15.39%, 3/20/27	1,083	1,073
L2785417.UP.FTS.B, 23.7%, 3/20/27	777	765
FW2789463.UP.FTS.B, 25.89%, 3/20/27	3,322	3,275
FW2781187.UP.FTS.B, 27.42%, 3/20/27	1,087	1,072
L2784962.UP.FTS.B, 9.82%, 3/21/27	8,937	8,757
FW2781024.UP.FTS.B, 15.1%, 3/21/27	1,875	1,846
FW2783063.UP.FTS.B, 21.08%, 3/21/27	3,603	3,554
L2785874.UP.FTS.B, 24.08%, 3/21/27	3,308	3,262
FW1893730.UP.FTS.B, 26.84%, 3/21/27	3,790	2,740
L2780176.UP.FTS.B, 8.31%, 3/22/27	14,541	14,245
FW2789132.UP.FTS.B, 21%, 3/23/27	3,069	3,027
L2783023.UP.FTS.B, 22.68%, 3/23/27	2,365	2,328
[b]FW2785547.UP.FTS.B, 21.71%, 3/24/27	3,549	537
L2784724.UP.FTS.B, 14.06%, 3/26/27	7,852	7,733
[b]FW2789245.UP.FTS.B, 16.05%, 3/28/27	3,598	225
FW2784959.UP.FTS.B, 22.93%, 3/28/27	3,934	3,876
FW2781941.UP.FTS.B, 30.87%, 3/28/27	724	715
FW2786929.UP.FTS.B, 30.3%, 4/01/27	3,984	3,934
L2000658.UP.FTS.B, 11.67%, 4/10/27	4,612	4,529
FW2011916.UP.FTS.B, 16.6%, 4/10/27	1,280	690
FW2018016.UP.FTS.B, 16.76%, 4/10/27	9,196	9,090
FW2016567.UP.FTS.B, 21.23%, 4/10/27	2,423	1,368
L2018168.UP.FTS.B, 21.66%, 4/10/27	1,102	79
L2018248.UP.FTS.B, 24.88%, 4/10/27	1,300	1,278
FW2016392.UP.FTS.B, 31.01%, 4/10/27	205	201
L2931144.UP.FTS.B, 5.51%, 4/11/27	2,649	2,578
FW2932165.UP.FTS.B, 5.86%, 4/11/27	6,009	5,849
L2928632.UP.FTS.B, 5.88%, 4/11/27	3,138	3,055
L2931374.UP.FTS.B, 7.06%, 4/11/27	2,118	2,062
L2928415.UP.FTS.B, 7.84%, 4/11/27	10,714	10,487
L2928839.UP.FTS.B, 7.91%, 4/11/27	2,592	1,369
FW2930354.UP.FTS.B, 8.77%, 4/11/27	6,274	6,145
L2929501.UP.FTS.B, 8.87%, 4/11/27	8,344	8,168
L2929733.UP.FTS.B, 9.1%, 4/11/27	11,751	11,505
L2928144.UP.FTS.B, 9.39%, 4/11/27	6,289	6,158
L2932211.UP.FTS.B, 9.68%, 4/11/27	1,838	1,813
L2931292.UP.FTS.B, 9.71%, 4/11/27	532	521
L2930583.UP.FTS.B, 9.81%, 4/11/27	14,230	13,933
L2928694.UP.FTS.B, 11.02%, 4/11/27	5,193	5,103
FW2931075.UP.FTS.B, 11.12%, 4/11/27	4,252	4,179
FW2928380.UP.FTS.B, 11.34%, 4/11/27	1,232	1,211
L2929334.UP.FTS.B, 11.51%, 4/11/27	7,768	7,635
L2931774.UP.FTS.B, 11.89%, 4/11/27	4,414	4,342
L2932192.UP.FTS.B, 12.4%, 4/11/27	9,894	9,725
L2925660.UP.FTS.B, 12.92%, 4/11/27	502	493
L2930302.UP.FTS.B, 13.11%, 4/11/27	2,468	2,427
L2929053.UP.FTS.B, 13.57%, 4/11/27	3,983	3,922
L2931141.UP.FTS.B, 14.22%, 4/11/27	2,892	2,847
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2931110.UP.FTS.B, 14.92%, 4/11/27	$1,555	$1,539
L2928237.UP.FTS.B, 15.14%, 4/11/27	14,898	14,651
L2930249.UP.FTS.B, 15.14%, 4/11/27	3,717	3,655
L2930377.UP.FTS.B, 15.57%, 4/11/27	6,118	6,058
L2927743.UP.FTS.B, 15.66%, 4/11/27	2,601	2,575
L2928701.UP.FTS.B, 15.72%, 4/11/27	1,618	1,592
L2928682.UP.FTS.B, 15.94%, 4/11/27	4,458	4,414
FW2929957.UP.FTS.B, 16.01%, 4/11/27	4,884	4,804
L2929608.UP.FTS.B, 16.07%, 4/11/27	345	342
L2932260.UP.FTS.B, 16.49%, 4/11/27	366	362
L2930475.UP.FTS.B, 16.55%, 4/11/27	2,576	693
[b]L2927859.UP.FTS.B, 16.57%, 4/11/27	969	70
FW2928717.UP.FTS.B, 16.97%, 4/11/27	2,654	2,628
L2929835.UP.FTS.B, 17.66%, 4/11/27	3,844	3,807
L2931693.UP.FTS.B, 17.77%, 4/11/27	1,576	1,551
L2930203.UP.FTS.B, 18.11%, 4/11/27	13,407	13,201
L2929357.UP.FTS.B, 18.14%, 4/11/27	2,172	2,151
FW2928101.UP.FTS.B, 18.34%, 4/11/27	1,258	713
L2929573.UP.FTS.B, 18.4%, 4/11/27	5,441	5,389
FW2931119.UP.FTS.B, 18.48%, 4/11/27	1,339	1,317
L2926454.UP.FTS.B, 19.25%, 4/11/27	959	945
L2932213.UP.FTS.B, 19.31%, 4/11/27	3,041	2,994
L2927920.UP.FTS.B, 19.53%, 4/11/27	5,511	5,426
[b]L2929135.UP.FTS.B, 20.21%, 4/11/27	2,494	391
L2928908.UP.FTS.B, 20.26%, 4/11/27	371	366
L2927893.UP.FTS.B, 20.88%, 4/11/27	2,474	2,431
FW2929918.UP.FTS.B, 21.02%, 4/11/27	149	147
FW2929809.UP.FTS.B, 21.08%, 4/11/27	4,883	4,799
L2930355.UP.FTS.B, 21.76%, 4/11/27	1,897	1,865
FW2930816.UP.FTS.B, 22.15%, 4/11/27	3,568	3,514
L2929277.UP.FTS.B, 22.4%, 4/11/27	3,645	3,583
L2929355.UP.FTS.B, 22.65%, 4/11/27	650	640
L2932120.UP.FTS.B, 23.29%, 4/11/27	2,089	2,056
FW2931916.UP.FTS.B, 23.85%, 4/11/27	2,344	2,305
FW2929160.UP.FTS.B, 24.21%, 4/11/27	416	410
L2930096.UP.FTS.B, 24.39%, 4/11/27	1,563	1,539
L2932289.UP.FTS.B, 24.85%, 4/11/27	951	935
L2928413.UP.FTS.B, 25.03%, 4/11/27	675	664
L2930022.UP.FTS.B, 25.21%, 4/11/27	956	940
L2928316.UP.FTS.B, 25.25%, 4/11/27	1,236	1,216
L2931011.UP.FTS.B, 25.45%, 4/11/27	688	677
L2928194.UP.FTS.B, 25.48%, 4/11/27	727	715
L2928800.UP.FTS.B, 25.5%, 4/11/27	959	945
L2924786.UP.FTS.B, 25.51%, 4/11/27	2,478	2,438
L2929203.UP.FTS.B, 25.67%, 4/11/27	7,943	7,820
FW2931488.UP.FTS.B, 25.84%, 4/11/27	1,594	1,571
L2930197.UP.FTS.B, 26.2%, 4/11/27	20,163	19,871
[b]FW2928645.UP.FTS.B, 26.24%, 4/11/27	1,301	200
FW2932003.UP.FTS.B, 26.57%, 4/11/27	4,674	4,602
FW2930544.UP.FTS.B, 27.01%, 4/11/27	2,009	1,978
FW2930638.UP.FTS.B, 27.26%, 4/11/27	8,179	8,054
FW2929129.UP.FTS.B, 27.27%, 4/11/27	6,626	6,522
FW2929101.UP.FTS.B, 27.56%, 4/11/27	574	565
[b]FW2928485.UP.FTS.B, 27.66%, 4/11/27	2,364	375
[b]FW2928012.UP.FTS.B, 28.41%, 4/11/27	2,972	214
FW2929560.UP.FTS.B, 28.47%, 4/11/27	13,183	12,980

122	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2929635.UP.FTS.B, 30.45%, 4/11/27	$470	$463
[b]FW2929924.UP.FTS.B, 30.77%, 4/11/27	676	48
FW2929033.UP.FTS.B, 30.91%, 4/11/27	1,858	1,830
FW2930708.UP.FTS.B, 30.94%, 4/11/27	471	464
FW2931261.UP.FTS.B, 30.94%, 4/11/27	1,500	1,478
FW2931670.UP.FTS.B, 31.06%, 4/11/27	1,116	1,101
FW2931962.UP.FTS.B, 31.16%, 4/11/27	388	382
FW2927833.UP.FTS.B, 31.18%, 4/11/27	645	636
FW2928577.UP.FTS.B, 31.19%, 4/11/27	516	508
FW2928856.UP.FTS.B, 31.24%, 4/11/27	1,162	1,145
FW2932028.UP.FTS.B, 31.51%, 4/11/27	5,591	5,511
L2934719.UP.FTS.B, 5.89%, 4/12/27	5,176	5,041
L2934939.UP.FTS.B, 5.94%, 4/12/27	3,466	3,386
L2934674.UP.FTS.B, 5.99%, 4/12/27	2,184	2,129
L2932966.UP.FTS.B, 6.09%, 4/12/27	605	591
L2935839.UP.FTS.B, 6.13%, 4/12/27	1,785	1,737
L2933662.UP.FTS.B, 6.16%, 4/12/27	7,437	7,239
L2932593.UP.FTS.B, 6.74%, 4/12/27	2,104	2,048
L2932805.UP.FTS.B, 7.25%, 4/12/27	3,240	3,169
L2932516.UP.FTS.B, 8.41%, 4/12/27	862	847
L2933064.UP.FTS.B, 8.64%, 4/12/27	12,377	12,128
L2935520.UP.FTS.B, 10.08%, 4/12/27	1,588	1,555
FW2934452.UP.FTS.B, 10.25%, 4/12/27	10,148	9,939
L2933292.UP.FTS.B, 10.46%, 4/12/27	4,289	4,224
L2934277.UP.FTS.B, 10.75%, 4/12/27	314	308
L2933170.UP.FTS.B, 10.92%, 4/12/27	7,732	7,571
L2935685.UP.FTS.B, 11.21%, 4/12/27	7,627	7,499
L2934721.UP.FTS.B, 13.01%, 4/12/27	3,330	3,274
L2932728.UP.FTS.B, 13.07%, 4/12/27	1,777	1,747
L2932883.UP.FTS.B, 13.4%, 4/12/27	737	725
L2933032.UP.FTS.B, 13.49%, 4/12/27	6,451	6,345
FW2932832.UP.FTS.B, 13.69%, 4/12/27	7,202	7,082
L2934323.UP.FTS.B, 14.05%, 4/12/27	1,221	1,202
FW2935078.UP.FTS.B, 14.1%, 4/12/27	1,081	1,064
L2934014.UP.FTS.B, 14.43%, 4/12/27	5,516	5,425
FW2921409.UP.FTS.B, 14.51%, 4/12/27	1,004	988
L2933917.UP.FTS.B, 14.92%, 4/12/27	2,401	2,362
[b]L2933149.UP.FTS.B, 14.95%, 4/12/27	2,556	225
L2934068.UP.FTS.B, 15.16%, 4/12/27	1,857	1,827
FW2935322.UP.FTS.B, 15.48%, 4/12/27	615	605
L2934951.UP.FTS.B, 15.65%, 4/12/27	489	481
FW2936086.UP.FTS.B, 15.83%, 4/12/27	1,876	1,858
L2933684.UP.FTS.B, 15.83%, 4/12/27	3,741	3,681
L2934824.UP.FTS.B, 16.29%, 4/12/27	2,356	2,334
L2934330.UP.FTS.B, 17.26%, 4/12/27	3,804	3,742
FW2928773.UP.FTS.B, 17.37%, 4/12/27	2,256	2,235
L2929039.UP.FTS.B, 17.51%, 4/12/27	1,511	1,497
FW2933519.UP.FTS.B, 18.13%, 4/12/27	3,494	3,461
L2933956.UP.FTS.B, 18.85%, 4/12/27	2,799	2,773
L2932813.UP.FTS.B, 19.07%, 4/12/27	4,747	4,675
FW2932660.UP.FTS.B, 19.24%, 4/12/27	8,358	8,282
FW2935930.UP.FTS.B, 19.97%, 4/12/27	3,184	3,155
L2934093.UP.FTS.B, 20.12%, 4/12/27	1,230	1,211
L2933315.UP.FTS.B, 21.57%, 4/12/27	2,232	2,212
L2934722.UP.FTS.B, 21.63%, 4/12/27	1,441	1,418
FW2932542.UP.FTS.B, 22.3%, 4/12/27	6,501	6,393
L2932952.UP.FTS.B, 23.13%, 4/12/27	2,080	2,047
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2934363.UP.FTS.B, 23.59%, 4/12/27	$3,271	$1,865
[b]L2933915.UP.FTS.B, 23.94%, 4/12/27	3,918	279
FW2933926.UP.FTS.B, 24.54%, 4/12/27	11,831	11,643
L2932713.UP.FTS.B, 24.66%, 4/12/27	6,324	6,237
FW2934105.UP.FTS.B, 25.03%, 4/12/27	19,839	19,527
L2934475.UP.FTS.B, 25.05%, 4/12/27	397	391
L2934307.UP.FTS.B, 25.18%, 4/12/27	637	627
L2933613.UP.FTS.B, 25.31%, 4/12/27	1,030	1,015
L2934270.UP.FTS.B, 25.32%, 4/12/27	558	550
L2933656.UP.FTS.B, 25.33%, 4/12/27	881	867
L2935106.UP.FTS.B, 25.47%, 4/12/27	679	669
L2931662.UP.FTS.B, 25.5%, 4/12/27	2,584	2,545
L2935140.UP.FTS.B, 25.88%, 4/12/27	1,287	1,267
FW2932450.UP.FTS.B, 26.13%, 4/12/27	1,330	1,310
L2933446.UP.FTS.B, 26.13%, 4/12/27	3,425	3,372
FW2934761.UP.FTS.B, 26.44%, 4/12/27	2,629	2,588
FW2933474.UP.FTS.B, 27.39%, 4/12/27	1,388	1,367
FW2932657.UP.FTS.B, 30.91%, 4/12/27	557	549
FW2932838.UP.FTS.B, 31.12%, 4/12/27	516	509
FW2934816.UP.FTS.B, 31.17%, 4/12/27	3,714	3,663
FW2932550.UP.FTS.B, 31.41%, 4/12/27	3,795	3,742
L2926179.UP.FTS.B, 14%, 4/14/27	10,929	10,748
L2932935.UP.FTS.B, 7.41%, 4/15/27	6,079	5,920
FW2782751.UP.FTS.B, 18.72%, 4/15/27	3,955	2,789
L2930145.UP.FTS.B, 19.64%, 4/15/27	2,484	2,455
L2933178.UP.FTS.B, 12.88%, 4/16/27	2,295	2,257
L2266480.UP.FTS.B, 10.61%, 4/17/27	1,056	1,036
L2929271.UP.FTS.B, 8.07%, 4/19/27	11,077	10,788
FW2111536.UP.FTS.B, 24.67%, 4/24/27	4,118	2,913
L2112103.UP.FTS.B, 24.86%, 4/24/27	2,300	1,627
FW2110882.UP.FTS.B, 25.83%, 4/24/27	3,357	2,418
[b]L2920414.UP.FTS.B, 17.44%, 4/26/27	10,979	1,646
L2931611.UP.FTS.B, 20.6%, 5/01/27	6,491	6,434
[b]L2266091.UP.FTS.B, 16.62%, 5/16/27	4,664	339
[b]L2264467.UP.FTS.B, 18.83%, 5/16/27	12,793	1,150
FW2262937.UP.FTS.B, 29.28%, 5/16/27	2,274	2,241
[b]FW2266925.UP.FTS.B, 31.22%, 5/16/27	11,414	815
L2269188.UP.FTS.B, 14.18%, 5/17/27	1,768	1,733
L2267939.UP.FTS.B, 17.47%, 5/17/27	988	977
L2267967.UP.FTS.B, 19.43%, 5/17/27	7,060	6,949
[b]L2269383.UP.FTS.B, 23.1%, 5/17/27	1,873	136
L2267445.UP.FTS.B, 24.36%, 5/17/27	4,835	4,750
[b]L2269335.UP.FTS.B, 24.65%, 5/17/27	1,256	91
FW2269543.UP.FTS.B, 24.98%, 5/17/27	4,700	4,623
L2268401.UP.FTS.B, 25.14%, 5/17/27	1,435	1,408
L2269566.UP.FTS.B, 25.42%, 5/17/27	377	348
FW2783542.UP.FTS.B, 14.99%, 6/14/27	7,905	568
L2473231.UP.FTS.B, 11.36%, 6/20/27	2,122	2,080
L2474789.UP.FTS.B, 13.64%, 6/20/27	8,512	8,351
L2472806.UP.FTS.B, 24.05%, 6/20/27	6,117	4,347
L2480635.UP.FTS.B, 16.62%, 6/21/27	1,680	1,663
FW2478138.UP.FTS.B, 20.35%, 6/21/27	8,115	7,979
L2441362.UP.FTS.B, 20.97%, 6/21/27	2,055	2,024
FW2476973.UP.FTS.B, 28.09%, 6/21/27	1,183	1,170
FW2481906.UP.FTS.B, 30.96%, 6/21/27	504	361
FW2787024.UP.FTS.B, 19%, 6/28/27	18,372	18,105

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	123

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2780008.UP.FTS.B, 25.87%, 7/14/27	$1,572	$113
[b]FW2653443.UP.FTS.B, 31.19%, 7/18/27	9,272	1,467
FW2652650.UP.FTS.B, 31.46%, 7/18/27	2,138	639
FW2266148.UP.FTS.B, 14.03%, 7/21/27	1,745	1,711
L2656455.UP.FTS.B, 11.03%, 7/27/27	8,022	7,857
L2785513.UP.FTS.B, 6.9%, 8/14/27	5,443	5,289
L2781769.UP.FTS.B, 7.86%, 8/14/27	7,562	3,825
L2784328.UP.FTS.B, 10.71%, 8/14/27	15,708	15,397
FW2780382.UP.FTS.B, 10.8%, 8/14/27	2,040	991
L2785893.UP.FTS.B, 13.78%, 8/14/27	943	468
L2783211.UP.FTS.B, 14.21%, 8/14/27	11,539	11,320
FW2787191.UP.FTS.B, 14.4%, 8/14/27	12,384	12,159
[b]L2784886.UP.FTS.B, 14.47%, 8/14/27	4,755	660
L2785260.UP.FTS.B, 14.63%, 8/14/27	10,107	9,915
FW2785300.UP.FTS.B, 14.74%, 8/14/27	19,896	19,523
L2785752.UP.FTS.B, 15.55%, 8/14/27	6,677	6,622
L2787854.UP.FTS.B, 15.85%, 8/14/27	1,358	1,344
L2784177.UP.FTS.B, 16.34%, 8/14/27	2,652	2,625
[b]L2782699.UP.FTS.B, 16.54%, 8/14/27	13,124	1,790
FW2786140.UP.FTS.B, 16.66%, 8/14/27	839	830
L2785121.UP.FTS.B, 16.67%, 8/14/27	11,932	5,975
[b]FW2783637.UP.FTS.B, 16.93%, 8/14/27	4,826	706
[b]L2780752.UP.FTS.B, 17.46%, 8/14/27	19,182	2,909
L2784502.UP.FTS.B, 17.69%, 8/14/27	4,114	297
FW2780686.UP.FTS.B, 18.04%, 8/14/27	498	252
L2781142.UP.FTS.B, 18.71%, 8/14/27	3,270	1,626
L2780702.UP.FTS.B, 19.32%, 8/14/27	8,345	8,225
FW2782056.UP.FTS.B, 19.7%, 8/14/27	3,547	3,514
[b]L2782244.UP.FTS.B, 19.84%, 8/14/27	2,921	211
L2782188.UP.FTS.B, 20.46%, 8/14/27	6,502	6,384
FW2788480.UP.FTS.B, 20.56%, 8/14/27	2,853	2,802
FW2786123.UP.FTS.B, 20.87%, 8/14/27	1,381	1,358
L2782941.UP.FTS.B, 21.84%, 8/14/27	1,343	1,321
[b]FW2785231.UP.FTS.B, 21.88%, 8/14/27	6,725	491
L2780882.UP.FTS.B, 22.29%, 8/14/27	4,110	4,040
L2785540.UP.FTS.B, 22.99%, 8/14/27	2,383	1,241
[b]L2761176.UP.FTS.B, 23.49%, 8/14/27	3,464	507
L2785483.UP.FTS.B, 24.04%, 8/14/27	10,344	10,180
[b]FW2789810.UP.FTS.B, 24.24%, 8/14/27	1,212	88
FW2780321.UP.FTS.B, 24.37%, 8/14/27	3,176	1,655
FW2780263.UP.FTS.B, 25%, 8/14/27	2,153	2,120
[b]L2782686.UP.FTS.B, 25%, 8/14/27	10,383	1,605
FW2780348.UP.FTS.B, 25.03%, 8/14/27	2,937	1,507
L2780085.UP.FTS.B, 25.23%, 8/14/27	684	675
[b]L2781090.UP.FTS.B, 25.39%, 8/14/27	1,174	1
L2771933.UP.FTS.B, 25.49%, 8/14/27	882	869
L2782131.UP.FTS.B, 25.51%, 8/14/27	8,547	8,417
L2782017.UP.FTS.B, 25.54%, 8/14/27	1,028	1,013
[b]FW2783121.UP.FTS.B, 26.17%, 8/14/27	3,139	226
FW2781808.UP.FTS.B, 28.36%, 8/14/27	4,996	4,926
[b]FW2781950.UP.FTS.B, 28.45%, 8/14/27	4,407	315
FW2787016.UP.FTS.B, 28.75%, 8/14/27	9,288	9,180
[b]FW2773545.UP.FTS.B, 29.8%, 8/14/27	1,025	7
FW2786761.UP.FTS.B, 30.87%, 8/14/27	1,189	1,174
Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2788878.UP.FTS.B, 30.91%, 8/14/27	$1,534	$1,513
FW2787940.UP.FTS.B, 31.09%, 8/14/27	5,482	2,916
[b]FW2784788.UP.FTS.B, 31.17%, 8/14/27	5,207	369
L2783467.UP.FTS.B, 14.77%, 8/15/27	4,155	4,082
[b]FW2788570.UP.FTS.B, 30.2%, 8/15/27	4,576	704
L2785554.UP.FTS.B, 23.22%, 8/16/27	6,965	6,867
L2788641.UP.FTS.B, 8.88%, 8/18/27	4,468	2,861
FW2779874.UP.FTS.B, 16.55%, 8/19/27	4,211	4,169
FW2788124.UP.FTS.B, 28.64%, 8/20/27	5,751	3,927
FW2782011.UP.FTS.B, 23.47%, 8/22/27	2,957	757
L2780799.UP.FTS.B, 25.48%, 8/24/27	13,455	3,405
L2785536.UP.FTS.B, 27.43%, 8/28/27	9,747	9,636
FW2786209.UP.FTS.B, 30.73%, 8/28/27	832	219
FW2789146.UP.FTS.B, 27.73%, 9/01/27	2,756	2,725
FW2931457.UP.FTS.B, 11.32%, 9/11/27	2,581	188
L2929885.UP.FTS.B, 11.42%, 9/11/27	18,134	8,394
L2927750.UP.FTS.B, 13.53%, 9/11/27	3,225	3,163
L2931559.UP.FTS.B, 14.36%, 9/11/27	20,353	19,971
[b]L2931231.UP.FTS.B, 16.75%, 9/11/27	12,011	1,687
L2930149.UP.FTS.B, 17.22%, 9/11/27	4,756	4,668
L2929537.UP.FTS.B, 22.4%, 9/11/27	12,421	6,234
L2929019.UP.FTS.B, 25.49%, 9/11/27	1,769	1,740
FW2928696.UP.FTS.B, 27.59%, 9/11/27	2,314	2,278
FW2927928.UP.FTS.B, 29.77%, 9/11/27	647	638
FW2930626.UP.FTS.B, 30.39%, 9/11/27	225	221
FW2929535.UP.FTS.B, 30.91%, 9/11/27	17,115	16,887
L2932384.UP.FTS.B, 13.22%, 9/12/27	1,542	731
L2932973.UP.FTS.B, 16.22%, 9/12/27	1,492	1,464
L2934264.UP.FTS.B, 17.04%, 9/12/27	2,944	2,916
L2935129.UP.FTS.B, 22.75%, 9/12/27	3,688	3,627
FW2933357.UP.FTS.B, 24.77%, 9/12/27	1,658	1,631
[b]L2935062.UP.FTS.B, 25.37%, 9/12/27	2,068	314
FW2932656.UP.FTS.B, 27.65%, 9/12/27	1,533	1,510
L2935437.UP.FTS.B, 23.88%, 9/14/27	4,759	4,677
L2909526.UP.FTS.B, 16.64%, 9/15/27	3,059	3,000
L2928512.UP.FTS.B, 24.85%, 9/16/27	5,604	5,512
FW2932783.UP.FTS.B, 31.23%, 9/18/27	7,737	7,651
L2932135.UP.FTS.B, 10.91%, 9/22/27	9,163	8,979
L2109723.UP.FTS.B, 14.71%, 9/24/27	16,025	15,731
FW2111832.UP.FTS.B, 31.16%, 9/24/27	4,713	4,655
L2927958.UP.FTS.B, 15.19%, 9/26/27	7,329	7,182
[b]L2930990.UP.FTS.B, 23.44%, 9/26/27	5,787	154
L2262094.UP.FTS.B, 15.17%, 10/16/27	1,556	111
FW2266529.UP.FTS.B, 27.38%, 10/16/27	3,071	3,021
FW2268177.UP.FTS.B, 20.82%, 10/17/27	1,571	1,541
FW2269400.UP.FTS.B, 29.19%, 10/17/27	3,557	2,379
FW2269705.UP.FTS.B, 29.7%, 10/17/27	2,528	2,488
FW2270320.UP.FTS.B, 31.1%, 10/17/27	951	638
[b]L2261820.UP.FTS.B, 15.32%, 10/28/27	18,113	2,949
L2777367.UP.FTS.B, 23.84%, 11/14/27	1,869	135
[b]FW2471006.UP.FTS.B, 31.15%, 11/20/27	994	71
L2480061.UP.FTS.B, 5.73%, 11/21/27	3,232	3,141
FW2476186.UP.FTS.B, 6.33%, 11/21/27	8,718	8,433
FW2657294.UP.FTS.B, 16.22%, 12/18/27	8,653	5,816
FW2657050.UP.FTS.B, 31.21%, 12/18/27	2,105	2,075
FW2655382.UP.FTS.B, 29.8%, 12/25/27	2,950	2,908

124	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust (continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2782861.UP.FTS.B, 13%, 1/14/28	$1,161	$1,138
L2782045.UP.FTS.B, 19.92%, 1/14/28	5,793	5,743
FW2787933.UP.FTS.B, 20.81%, 1/14/28	423	417
L2790163.UP.FTS.B, 21.62%, 1/14/28	953	940
L2781510.UP.FTS.B, 21.9%, 1/14/28	2,431	636
FW2780403.UP.FTS.B, 28.18%, 1/14/28	2,774	1,330
FW2789113.UP.FTS.B, 34.45%, 1/14/28	8,552	8,466
FW2779683.UP.FTS.B, 24.26%, 1/16/28	20,695	20,394
L2786161.UP.FTS.B, 25.2%, 1/20/28	2,805	1,789
L2771055.UP.FTS.B, 19.91%, 1/21/28	3,530	3,463
L2785139.UP.FTS.B, 21.47%, 1/21/28	4,906	4,814
[b]L2929671.UP.FTS.B, 15.08%, 2/11/28	13,978	566
L2931697.UP.FTS.B, 18.04%, 2/11/28	9,311	9,147
FW2931871.UP.FTS.B, 28.6%, 2/11/28	11,050	5,136
FW2934062.UP.FTS.B, 16.46%, 2/12/28	3,810	3,774
L2016976.UP.FTS.B, 17.93%, 11/10/28	1,990	1,959
L2471413.UP.FTS.B, 14.77%, 1/20/29	14,165	14,103
L2474231.UP.FTS.B, 18.07%, 1/20/29	5,393	5,316
L2470272.UP.FTS.B, 21.01%, 1/20/29	3,732	3,683
L2476521.UP.FTS.B, 6%, 1/21/29	446	424
L2478078.UP.FTS.B, 21.42%, 1/21/29	3,377	3,342
L2478021.UP.FTS.B, 24.55%, 1/21/29	6,440	6,212
L2481996.UP.FTS.B, 25.8%, 1/21/29	979	970
L2783362.UP.FTS.B, 25.93%, 3/14/29	798	790
L2927882.UP.FTS.B, 26.42%, 4/11/29	3,106	3,078
L2477875.UP.FTS.B, 11.39%, 6/21/29	5,722	5,671
L2781565.UP.FTS.B, 27%, 8/14/29	2,328	2,350
L2928953.UP.FTS.B, 25.86%, 9/11/29	2,234	2,141
		3,084,563
Total Marketplace Loans (Cost $54,200,161)		$47,946,434

aThe rate shown represents the yield at period end.

bDefaulted security or security for which income has been deemed uncollectible. See Note 8.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	125

FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2025

Franklin Limited Duration Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$390,085,463
Cost - Non-controlled affiliates (Note 5c)	7,161,789
Value - Unaffiliated issuers	$374,850,292
Value - Non-controlled affiliates (Note 5c)	7,161,789
Cash	7,568,292
Receivables:
Investment securities sold	823,033
Dividends and interest	3,876,865
Unrealized appreciation on unfunded loan commitments (Note 9)	365
Total assets	394,280,636
Liabilities:
Payables:
Investment securities purchased	3,415,486
Payable for purchases of TBA securities (Note 1c)	24,566,420
Credit facility (Note 3)	97,500,000
Management fees	225,982
Trustees’ fees and expenses	75
Accrued interest (Note 3)	482,679
Unrealized depreciation on unfunded loan commitments (Note 9)	6
Accrued expenses and other liabilities	429,280
Total liabilities	126,619,928
Net assets, at value	$267,660,708
Net assets consist of:
Paid-in capital	$343,036,785
Total distributable earnings (losses)	(75,376,077)
Net assets, at value	$267,660,708
Shares outstanding	40,405,374
Net asset value per share[a]	$6.62

aNet asset value per share may not recalculate due to rounding.

126	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended December 31, 2025

Franklin Limited Duration Income Trust
Investment income:
Dividends:
Unaffiliated issuers	$37,684
Non-controlled affiliates (Note 5c)	588,562
Interest:
Unaffiliated issuers	32,288,180
Total investment income	32,914,426
Expenses:
Management fees (Note 5a)	2,802,341
Transfer agent fees	61,199
Custodian fees	2,069
Reports to shareholders fees	147,874
Registration and filing fees	22,500
Professional fees	255,182
Trustees’ fees and expenses	3,177
Marketplace lending fees (Note 1f)	1,211,465
Interest expense (Note 3 & 4)	5,419,488
Other	162,636
Total expenses	10,087,931
Expenses waived/paid by affiliates (Note 5c)	(34,843)
Net expenses	10,053,088
Net investment income	22,861,338
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,933,529)
Foreign currency transactions	2,350
TBA sale commitments	(17,194)
Net realized gain (loss)	(6,948,373)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,167,005
Unfunded loan commitments (Note 9)	(605)
Net change in unrealized appreciation (depreciation)	1,166,400
Net realized and unrealized gain (loss)	(5,781,973)
Net increase (decrease) in net assets resulting from operations	$17,079,365

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	127

FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Limited Duration Income Trust
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$22,861,338	$25,768,914
Net realized gain (loss)	(6,948,373)	(8,030,434)
Net change in unrealized appreciation (depreciation)	1,166,400	2,282,826
Net increase (decrease) in net assets resulting from operations	17,079,365	20,021,306
Distributions to shareholders	(21,327,755)	(20,501,755)
Distributions to shareholders from tax return of capital	(8,491,411)	(9,317,411)
Total distributions to shareholders	(29,819,166)	(29,819,166)
Net increase (decrease) in net assets	(12,739,801)	(9,797,860)
Net assets:
Beginning of year	280,400,509	290,198,369
End of year	$267,660,708	$280,400,509

128	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

FINANCIAL STATEMENTS

Statement of Cash Flows

for the year ended December 31, 2025

Franklin Limited Duration Income Trust
Cash flow from operating activities:
Dividends, interest and other income received	$31,924,302
Operating expenses paid	(4,720,082)
Interest expense paid	(5,358,686)
Deposits with brokers	550,000
Realized gain on foreign currency transactions	2,350
Purchases of long-term investments	(479,405,590)
Sales and maturities of long-term investments	495,147,285
Net sales of short-term investments	4,959,133
Cash provided - operating activities	43,098,712
Cash flow from financing activities:
Net change in reverse repurchase agreements	(10,494,333)
Cash distributions to shareholders	(29,819,166)
Cash used - financing activities	(40,313,499)
Net increase (decrease) in cash	2,785,213
Cash at beginning of year	4,783,079
Cash at end of year	$7,568,292
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash Provided by Operating Activities for the year ended December 31, 2025
Net increase (decrease) in net assets resulting from operating activities	$17,079,365
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income	(704,525)
Reinvested dividends from non-controlled affiliates	(588,562)
Interest received in the form of securities	(160,953)
Decrease in dividends and interest receivable and other assets	624,870
Increase in interest payable	60,802
Decrease in deposits with brokers	550,000
Decrease in payable to affiliates, accrued expenses, and other liabilities	(86,482)
Increase in payable for investments purchased	1,854,402
Decrease in receivable for investments sold	219,510
Decrease in cost of investments	25,417,290
Increase in unrealized appreciation on investments	(1,167,005)
Net cash provided by operating activities	$43,098,712

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	129

FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held

130	Annual Report	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Forward Commitment or Delayed Delivery Basis and TBA Basis

The Fund may purchase securities on a when-issued, forward commitment or delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

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1. Organization and Significant Accounting Policies (continued)

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Marketplace Lending

The Fund invests in loans obtained through marketplace lending. Marketplace lending, sometimes referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt financing. Prospective borrowers are required to provide certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status. Based on this and other information, the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform then posts the borrowing requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and expected yields of the loans, the borrower background data, and the credit rating assigned by the platform.

When the Fund invests in these loans, it usually purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in a loan, would be entitled to receive payment only from the borrower and would not be able to recover any deficiency from the platform, except under very narrow circumstances. The loans in which the Fund may invest are unsecured.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including

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1. Organization and Significant Accounting Policies (continued)

h. Security Transactions, Investment Income, Expenses and Distributions (continued)

amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex dividend date. The Fund employs a managed distribution policy whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to distribute $0.0615 per share monthly. The Fund’s distribution level may be changed by the Board in the future. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

i. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2025, there were an unlimited number of shares authorized (without par value). During the years ended December 31, 2025 and 2024 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended December 31, 2025 and 2024, there were no shares repurchased.

3. Credit Facility

The Fund participates in a revolving senior secured margin loan agreement (Credit Facility) with The Bank of New York Mellon (BNYM) pursuant to which the Fund may borrow up to a maximum commitment amount of $100 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.

Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility whenever the outstanding borrowings are less than 75% of the commitment amount. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.

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3. Credit Facility (continued)

At December 31, 2025, the Fund had outstanding borrowings of $97,500,000, which approximates fair value, and incurred interest expenses at a rate equal to the Overnight Bank Funding Rate (OBFR) plus 0.80%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the year ended December 31, 2025, were $97,500,000 and 5.01%, respectively.

4. Reverse Repurchase Agreements

The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund. This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. At December 31, 2025, the Fund had no open reverse repurchase agreements.

For the year ended December 31, 2025, the average borrowings and the average interest rate for the days with outstanding borrowings were $7,178,501 and 4.8%, respectively.

5. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager

a. Management Fees

The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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5. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
								Dividends
Franklin Institutional U.S. Government Money Market Fund, 3.681%	$11,532,360	$179,605,133	$(183,975,704)	$—	$—	$7,161,789	7,161,789	$588,562
Total Affiliated Securities	$11,532,360	$179,605,133	$(183,975,704)	$—	$—	$7,161,789		$588,562

6. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At December 31, 2025, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$6,013,762
Long term	53,545,731
Total capital loss carryforwards	$59,559,493

During the year ended December 31, 2025, the Fund utilized $134,367 of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$21,327,755	$20,501,755
Return of capital	8,491,411	9,317,411
	$29,819,166	$29,819,166

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6. Income Taxes (continued)

At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$397,829,024
Unrealized appreciation	$6,203,372
Unrealized depreciation	(22,020,315)
Net unrealized appreciation (depreciation)	$(15,816,943)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, payments-in-kind and bond discounts and premiums.

7. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated $481,259,992 and $497,579,472, respectively.

8. Credit Risk and Defaulted Securities

At December 31, 2025, the Fund had 74.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December 31, 2025, the aggregate value of these securities was $557,362, representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.

9. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.

At December 31, 2025, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Franklin Limited Duration Income Trust
Clydesdale Acquisition Holdings, Inc.	$1,579
GC Ferry Acquisition I, Inc.	96,415
Signia Aerospace LLC	13,624
US Fertility Enterprises LLC	26,316
$137,934

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10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:[a]
Common Stocks:
Diversified Telecommunication Services	$—	$316,291	$—	$316,291
Hotels, Restaurants & Leisure	—	5,917	—	5,917
Metals & Mining	75,941	—	—	75,941
Oil, Gas & Consumable Fuels	4,503	100,682	—	105,185
Pharmaceuticals	—	297,266	—	297,266
Software	—	—	4,826	4,826
Rights	—	27,738	—	27,738
Warrants	—	—	—[b]	—
Corporate Bonds:
Aerospace & Defense	—	2,870,244	—	2,870,244
Automobile Components	—	3,986,108	—	3,986,108
Automobiles	—	1,101,155	—	1,101,155
Biotechnology	—	2,402,034	—	2,402,034
Broadline Retail	—	1,388,284	—	1,388,284
Building Products	—	5,281,630	—	5,281,630
Capital Markets	—	2,459,263	—	2,459,263
Chemicals	—	5,011,508	—[b]	5,011,508
Commercial Services & Supplies	—	3,964,224	—	3,964,224
Communications Equipment	—	499,824	—	499,824
Construction & Engineering	—	401,360	—	401,360
Consumer Finance	—	4,604,877	—	4,604,877
Consumer Staples Distribution & Retail	—	725,010	—	725,010
Containers & Packaging	—	4,639,465	—	4,639,465
Distributors	—	860,746	—	860,746
Diversified Consumer Services	—	1,292,982	—	1,292,982
Diversified REITs	—	2,234,018	—	2,234,018
Diversified Telecommunication Services	—	2,990,430	—	2,990,430
Electric Utilities	—	3,887,577	—	3,887,577
Electrical Equipment	—	1,284,790	—	1,284,790
Electronic Equipment, Instruments & Components	—	980,476	—	980,476
Energy Equipment & Services	—	4,811,734	—	4,811,734
Entertainment	—	1,899,720	—	1,899,720
Financial Services	—	9,257,974	—	9,257,974

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10. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:[a] (continued)
Corporate Bonds: (continued)
Food Products	$—	$1,186,818	$—	$1,186,818
Ground Transportation	—	1,081,770	—	1,081,770
Health Care Equipment & Supplies	—	1,234,620	—	1,234,620
Health Care Providers & Services	—	6,315,610	—	6,315,610
Health Care REITs	—	2,019,757	—	2,019,757
Health Care Technology	—	967,706	—	967,706
Hotel & Resort REITs	—	1,528,426	—	1,528,426
Hotels, Restaurants & Leisure	—	9,468,298	—	9,468,298
Household Durables	—	4,888,485	—	4,888,485
Household Products	—	191,322	—	191,322
Independent Power and Renewable Electricity Producers	—	3,022,544	—	3,022,544
Insurance	—	1,494,264	—	1,494,264
IT Services	—	2,241,898	—	2,241,898
Machinery	—	3,530,147	—	3,530,147
Media	—	9,606,541	—	9,606,541
Metals & Mining	—	4,459,947	—	4,459,947
Mortgage Real Estate Investment Trusts (REITs)	—	1,902,369	—	1,902,369
Oil, Gas & Consumable Fuels	—	12,991,039	—[b]	12,991,039
Paper & Forest Products	—	370,306	—	370,306
Passenger Airlines	—	833,549	—	833,549
Personal Care Products	—	1,590,694	—	1,590,694
Pharmaceuticals	—	211,638	—	211,638
Professional Services	—	440,270	—	440,270
Real Estate Management & Development	—	1,224,804	—	1,224,804
Semiconductors & Semiconductor Equipment	—	390,979	—	390,979
Software	—	2,745,555	—	2,745,555
Specialized REITs	—	2,558,363	—	2,558,363
Specialty Retail	—	1,735,532	—	1,735,532
Technology Hardware, Storage & Peripherals	—	567,664	—	567,664
Textiles, Apparel & Luxury Goods	—	1,009,653	—	1,009,653
Trading Companies & Distributors	—	3,059,889	—	3,059,889
Wireless Telecommunication Services	—	3,341,547	1,126	3,342,673
Senior Floating Rate Interests	—	99,181,112	82,577	99,263,689
Marketplace Loans	—	—	47,946,434	47,946,434
Asset-Backed Securities	—	12,797,180	—	12,797,180
Mortgage-Backed Securities	—	56,567,714	—	56,567,714
Municipal Bonds	—	393,548	—	393,548
Escrows and Litigation Trusts	—	—	—[b]	—
Short Term Investments	7,161,789	—	—	7,161,789
Total Investments in Securities	$7,242,233	$326,734,885	$48,034,963	$382,012,081
Other Financial Instruments:
Unfunded Loan Commitments	$—	$365	$—	$365
Total Other Financial Instruments	$—	$365	$—	$365
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$—	$6	$—	$6
Total Other Financial Instruments	$—	$6	$—	$6

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NOTES TO FINANCIAL STATEMENTS

10. Fair Value Measurements (continued)

aFor detailed categories, see the accompanying Schedule of Investments.

bIncludes financial instruments determined to have no value.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2025, the reconciliation is as follows:

	Balance at Beginning of Year	Purchases[a]	Sales[b]	Transfer Into Level 3[c]	Transfer Out of Level 3	Net Accretion (Amortization)	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks:
Software	$—	$1,099,500	$—	$—	$—	$—	$—	$(1,094,674)	$4,826	$(1,094,674)
Specialty Retail	—[d]	—	—[d]	—	—	—	(30,880)	30,880	—	—
Warrants:
Metals & Mining	—	—[d]	—	—	—	—	—	—	—[d]	—
Corporate Bonds:
Chemicals	—[d]	18	—	—	—	—	—	(18)	—[d]	(18)
Hotels, Restaurants & Leisure	—[d]	—	(1,492,674)	—	—	—	—	1,492,674	—	—
Oil, Gas & Consumable Fuels	—[d]	—	—	—	—	—	—	—	—[d]	—
Wireless Telecommunication Services	1,192	—	(420)	—	—	895	389	(930)	1,126	129
Senior Floating Rate Interests:
Specialty Retail	—	(3,711)	(295)	77,554	—	5,872	23	3,134	82,577	5,230
Marketplace Loans:
Financial Services	51,407,861	29,375,240	(31,961,106)	—	—	—	66,329	(941,890)	47,946,434	(1,797,576)
Escrows and Litigation Trusts:	—[d]	—	—[d]	—	—	—	—	—	—[d]	—
Total Investments in Securities	$51,409,053	$30,471,047	$(33,454,495)	$77,554	$—	$6,767	$35,861	$(510,824)	$48,034,963	$(2,886,909)

aPurchases include all purchases of securities and securities received in corporate actions.

bSales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

cTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.

dIncludes financial instruments determined to have no value.

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10. Fair Value Measurements (continued)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2025, are as follows:

Description	Fair Value at End of Year		Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Average)[a]	Impact to Fair Value if Input Increases[b]
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services	$47,946,434		Discounted cash flow	Loss-adjusted discount rate	2.2% - 14.7% (10.0%)	Decrease
				Projected loss rate	1.5% - 92.8% (15.0%)	Decrease
All Other Investments	88,529	[c,d]
Total	$48,034,963

a Weighted based on the relative fair value of the financial instruments.

b Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

c Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.

d Includes financial instruments determined to have no value.

11. Operating Segments

The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Abbreviations

Currency
USD	United States Dollar
Selected Portfolio
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IBOR	Interbank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Limited Duration Income Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Limited Duration Income Trust (the “Fund”) as of December 31, 2025, the related statements of operations and cash flows for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agents, private placement agents, agent banks and broker; when replies were not received from agent banks or private placement agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

San Francisco, California

February 19, 2026

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$24,160
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$24,160
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$18,611,456
Section 163(j) Interest Earned	§163(j)	$21,014,651

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Important Information to Shareholders (unaudited)

Share Repurchase Program

The Fund’s Board has authorized the Fund to repurchase up to 10% of the Fund’s outstanding shares in open-market transactions, at the discretion of management.

In exercising its discretion consistent with its portfolio management responsibilities, the Investment Manager will take into account various other factors, including, but not limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be undesirable because of liquidity concerns or because the sale might subject the Fund to adverse tax consequences. Any repurchases would be made on a national securities exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or borrowing of the Fund. If and when the Fund’s 10% threshold is reached, no further repurchases could be completed until authorized by the Board. Until the 10% threshold is reached, Fund management will have the flexibility to commence share repurchases if and when it is determined to be appropriate in light of prevailing circumstances.

In the Notes to Financial Statements section, please see note 2 (Shares of Beneficial Interest) for additional information regarding shares repurchased.

Managed Distribution Plan

The Board has implemented a managed distribution plan where the Fund distributes a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.

Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan.

The Board may amend the terms of the plan or terminate the plan at any time. The amendment or termination of the plan could have an adverse effect on the market price of the Fund’s common shares. The plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.

In compliance with Rule 19a-1 of the Investment Company Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net investment income, gain from the sale of securities and return of principal. However, determination of the actual source of the Fund’s dividend can only be made at year-end. The actual source amounts of all Fund dividends will be included in the Fund’s annual or semiannual reports.

In addition, the tax treatment may differ from the accounting treatment used to calculate the source of the Fund’s dividends as shown on shareholders’ statements. Shareholders should refer to their Form 1099-DIV for the character and amount of distributions for income tax reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Information About the Fund’s Goal and Main Investments, Principal Investment Strategy, and Principal Risks

Your Fund’s Goal and Main Investments

The Fund seeks to provide high current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund’s primary objective.

Principal Investment Strategy

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing in debt securities and other income-producing instruments, allocated primarily among three distinct investment categories: (1) mortgage-backed securities and other asset-backed securities; (2) bank loans made to corporate and other business entities; and (3) below “investment grade” debt securities and other income-producing instruments. There is no limitation on the percentage of the Fund’s assets that

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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

may be allocated to each of these investment categories; provided that, under normal market conditions, the Fund will invest at least 20% of its total assets in each category.

Under normal circumstances, the Fund’s allocation to the investment category of mortgage-backed and other asset-backed securities will be primarily composed of investments in mortgage-backed securities. Under normal market conditions, the Fund will invest at least 20% of its assets in debt securities or other instruments rated below investment grade, sometimes called “junk bonds.” The Fund may also invest in investment grade debt securities. Investment grade debt securities are rated in one of the top four ratings categories by a nationally-recognized statistical rating organization (a “Rating Agency”) such as S&P, Moody’s or Fitch. A debt security rated below the top four ratings categories by each Rating Agency rating the security will be considered below investment grade. The Fund may also buy unrated debt securities or other income-producing instruments.

The Fund may invest in securities or other instruments whose issuers are in default or bankruptcy. Under normal conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.

Under normal market conditions, the Fund may invest up to 25% of its total assets in loans originated through on-line marketplace lending platforms (a “Platform”) that provide a marketplace for lending through the purchase of loans (either individually or in aggregations) (“Marketplace Loans”) and other types of marketplace lending instruments. The Fund will not invest in Marketplace Loans that the Fund determines to be subprime.

Under normal market conditions, the Investment Manager expects the Fund to maintain an estimated average portfolio duration of between two and five years (including the effect of anticipated leverage). This duration policy may only be changed following provision of 60 days’ prior notice to holders of Common Shares (“Common Shareholders”). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

The Fund uses an active sector allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the Investment Manager’s assessment of changing economic, global market, industry, and issuer conditions. Consequently, the Fund, from time to time, may have significant positions in particular sectors. There can be no assurance that the Investment Manager’s assessments will be correct.

The Investment Manager will rely heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies, third-party research or the credit ratings assigned by a Platform with regard to Marketplace Loans. The Investment Manager will use this information in an attempt to minimize credit risk and identify borrowers, issuers, industries or sectors that are undervalued or that offer attractive yields relative to the Investment Manager’s assessment of their credit characteristics. The Fund’s success in achieving its investment objectives may depend more heavily on the Investment Manager’s credit analysis than if the Fund invested solely in higher-quality and rated securities.

Subject to the availability of suitable investment opportunities, the Investment Manager will seek to diversify the Fund’s investments broadly in an attempt to minimize the portfolio’s sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political or regulatory event.

The Fund’s portfolio may include bonds, debentures, notes and other similar types of debt instruments, such as asset-backed securities, as well as bank loans and loan participations, commercial and agency-issued mortgage securities, payment-in-kind securities, zero-coupon securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, structured notes and other hybrid instruments, preferred shares, municipal or U.S. government securities, debt securities issued by foreign corporations

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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

or supra-national government agencies, mortgage-backed securities issued on a public or private basis, other types of asset-backed securities, and Marketplace Loans and other types of marketplace lending instruments .. See the Notes to Financial Statements for further information. The rate of interest on an income-producing security may be fixed, floating or variable. The Fund may use swaps and other derivative instruments.

The Fund may hold equity securities; however, under ordinary circumstances, such investments will be limited to convertible securities, dividend-paying common or preferred stocks, or equity securities acquired in connection with a restructuring, bankruptcy, default, or the exercise of a conversion or purchase right.

The Fund may invest up to 25% of its total assets in securities which are illiquid at the time of investment (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities).

Principal Investment Risks

You could lose money by investing in the Fund. Closed-end fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

The cost of leverage employed by the Fund is based on certain interest rates. If the cost of leverage exceeds the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, the returns to Common Shareholders may be reduced. The Fund’s use of leverage, as described in the Prospectus, will tend to increase Common Share interest rate risk.

The Fund may employ certain strategies for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in tariffs, trade barriers and investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

High-Yield Debt Instruments

Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of

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rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt instruments generally fluctuate more than those of higher credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.

Floating Rate Corporate Investments

Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Marketplace Loans

Marketplace Loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks.

Marketplace Loans generally are not rated by rating agencies; are often unsecured; not guaranteed or insured by a third party; not backed by any governmental authority; and are highly risky and speculative investments similar to an investment in lower rated securities or high yield debt securities (also known as junk bonds). Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on the Marketplace Loans will be made. In addition, investments in Marketplace Loans may be adversely affected if the Platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. The Fund intends to have a backup servicer in case any Platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Marketplace Loans. Moreover, the Fund may have limited information about the Marketplace Loans and information provided to the Platform regarding the loans and the borrowers’ credit information may be incomplete, inaccurate, outdated or fraudulent. It also may be difficult for the Fund to sell an investment in a Marketplace Loan before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities. To the extent the Fund invests in Marketplace Loans, the Fund may also be subject to related regulatory and judicial risks, pass-through notes risk, fraud risk, platform risk, servicer risk, and tax risk.

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans.. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Although the mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

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Extension

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Income

The Fund’s income distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund’s income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Leverage

The Fund’s use of leverage creates the opportunity for increased net income, but also creates special risks. The Fund currently uses leverage through the borrowing of funds under a committed financing arrangement, reverse repurchase agreements, and the purchase of mortgage dollar rolls. The Fund may use other forms of leverage, including through the issuance of senior securities such as preferred shares. The Fund may also use leverage through the lending of portfolio securities, and the use of swaps, other derivatives, and when-issued, delayed delivery or forward commitment transactions. To mitigate leverage risk from such transactions, the Fund may segregate liquid assets against or otherwise cover its future obligations under such transactions.

So long as the Fund’s securities portfolio provides a higher rate of return (net of Fund expenses) than the cost of its leverage (e.g., the interest rate on any borrowings), the leverage will allow shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, interest rates rise, the Fund’s cost of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, reducing return to shareholders. If the Fund leverages with preferred shares that pay cumulative dividends, the Fund’s leverage risk may be increased.

The Fund’s use of leverage may, during periods of rising interest rates, adversely affect the Fund’s income, distributions and total returns to Common Shareholders. Leverage creates two major types of risks for Common Shareholders:

•	the likelihood of greater volatility of net asset value and market price of Common Shares, because changes in the value of the Fund’s portfolio of income-producing securities (including securities bought with the proceeds of leverage) are borne entirely by the Common Shareholders; and the possibility either that Common Share income will fall if the Fund’s cost of leverage rises, or that Common Share income will fluctuate because the cost of leverage varies. Because the fees received by the Investment Manager are based on the Managed Assets (as defined below) of the Fund (including the aggregate liquidation preference of any preferred shares or the outstanding amount of any borrowing or short-term debt securities), the Investment Manager has a financial incentive for the Fund to use leverage, which may create a conflict of interest between the Investment Manager and the Common Shareholders.

By using leverage, the Fund will seek to obtain a higher return for holders of Common Shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund’s use of leverage strategies could result in larger losses than if the strategies were not used.

Foreign Securities (non-U.S.)

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulator and greater price volatility. Certain of these of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

Debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities, is subject to several risks, such as the fact that there are generally no bankruptcy proceedings similar to those in the U.S.s by which defaulted sovereign debt may be collected. Other risks include: potential limits on the flow of capital; political and economic risk; the extent and quality of financial regulations; tax risk; and the potential expropriation or nationalization of foreign issuers.

Derivative Instruments

The performance of derivative instruments depend largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument. Derivative instruments (such as futures contracts and options thereon, options, swaps and short sales) involve costs and can create economic leverage in the Fund’s portfolio which may result in an amount that exceeds the Fund’s initial investment. Other risks include liquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is a risk that the other party to the transaction will fail to perform (known as counterparty risk). There can be no assurance that the Fund will engage in suitable derivative transactions to reduce exposure to other risks when that would be beneficial.

Liquidity

The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile

Portfolio Turnover

Active and frequent trading may increase a shareholder’s tax liability and will increase the Fund’s transaction costs, which could detract from Fund performance.

Management

The Fund is subject to management risk because it is an actively managed portfolio. The Investment Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Cybersecurity

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Please see the Performance Summary section of this report for additional risk disclosure.

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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

The following information is a summary of material changes during the last fiscal year. This information may not reflect all of the changes that have occurred since you purchased shares of the Fund.

There have not been any material changes during the last fiscal year.

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Annual Meeting of Shareholders: October 2, 2025 (unaudited)

The Annual Meeting of Shareholders of Franklin Limited Duration Income Trust (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd Street, Fort Lauderdale, Florida, on October 2, 2025. The purpose of the meeting was to elect two Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton and Edith E. Holiday.* No other business was transacted at the meeting with respect to the Fund.

The results of the voting at the Annual Meeting are as follows:

1. Election of two Trustees:

Term Expiring 2028	For	% of Outstanding Shares	% of Shares Present	Withheld	% of Outstanding Shares	% of Shares Present
Harris J. Ashton	32,652,376	80.81%	97.07%	984,522	2.44%	2.93%
Edith E. Holiday	31,937,176	79.04%	94.95%	1,699,723	4.21%	5.05%

The Fund is not aware of broker non-votes received with respect to this item.

* Terrence J. Checki, Mary C. Choksi, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and Valerie M. Williams are Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.

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Dividend Reinvestment and Cash Purchase Plan (unaudited)

The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. Computershare Trust Company, N.A. (Plan Agent), P.O. Box 43006 Providence, RI 02940-3078, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.

You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.

If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.

If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.

The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.

The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.

There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.

The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (UNAUDITED)

As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.

You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (888) 888-0151. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.

The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

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Board Members and Officers (unaudited)

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2003	114	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	114	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018-present); and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	114	Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present); and formerly, Avis Budget Group Inc. (car rental) (2007-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2005 and Lead Independent Trustee since 2019	114	Santander Holdings USA (holding company) (2019-present); and formerly, Hess Corporation (exploration of oil and gas) (1993-2025); Santander Consumer USA Holdings, Inc. (consumer finance) (2016-2023), Canadian National Railway (railroad) (2001-2021), White Mountains Insurance Group, Ltd. (holding company) (2004-2021), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013.

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	114	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	114	Graham Holdings Company (education and media organization) (2011-2021); The Southern Company (energy company) (2014-2020; previously 2010-2012) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2021	107	Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and formerly, WPX Energy, Inc. (exploration and production of oil and gas) (2018-2021).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Gregory E. Johnson[2] (1961) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Trustee and Senior Vice President	Chairman of the Board and Senior Vice President since 2023 and Trustee since 2013	123	None

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

Rupert H. Johnson, Jr.[3] (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2003	114	None

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.

Bjorn A. Davis (1965) 100 First Stamford Place Stamford, CT 06902	Chief Compliance Officer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Global Regulatory Compliance US Advisory Services; Chief Compliance Officer, Franklin Advisers, Inc., Franklin Mutual Advisers LLC, Franklin Templeton Institutional LLC, Templeton Investment Counsel LLC and Templeton Global Advisors Limited (since 2023); formerly, Director, Franklin Templeton Global Regulatory Compliance; Chief Compliance Officer, K2 Advisors, LLC and K2/D&S Management Co., LLC (2011-2023).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Jeffrey W. White (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly, Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2025, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget

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Interested Board Members and Officers (continued)

Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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Shareholder Information (unaudited)

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Fund files a complete consolidated schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Limited Duration Income Trust
Investment Manager Franklin Advisers, Inc. (800) DIAL BEN® / 342-5236	Transfer Agent Computershare 150 Royall St., Suite 101 Canton, MA 02021 Toll Free Number: 888-888-0151 International Phone Number: 781-575-2879 www.computershare.com

© 2026 Franklin Templeton Investments. All rights reserved.		FTF A 02/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Mary C. Choksi as the Audit Committee’s financial experts. Mary C. Choksi are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $125,429 in December 31, 2024 and $160,550 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in December 31, 2024 and $10,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $471,950 in December 31, 2024 and $1,427,011 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Mary C. Choksi

Terrence J. Checki

Edith E. Holiday

J. Michael Luttig

Larry D. Thompson

(b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

FRANKLIN EQUITY GROUP

Proxy Voting Policies & Procedures

An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

In addition, the Investment Manager may request in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions; however, there is no obligation or inference for the Investment Manager to formally vote in line with these opinions. This research supports the independent vote decision making process and may reduce reliance on third-party advice for certain votes.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and make their best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of issues throughout the year.

THE PROXY GROUP

The Proxy Group’s ‘full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s guidelines’’ or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of February 28, 2026, the portfolio managers of the Fund are as follows:

Glenn I. Voyles, Justin G. Ma, Patrick Klein and Jonathan G. Belk serve as the portfolio management team responsible for managing the Fund’s portfolio investment. Each of them has experience managing Franklin mutual funds and private accounts.

Mr. Voyles has been a portfolio manager of the Fund since 2006. He joined Franklin Templeton in 1993.

Mr. Ma has been a portfolio manager of the Fund since 2013. He joined Franklin Templeton in 2006.

Mr. Klein has been a portfolio manager of the Fund since 2022. He joined Franklin Templeton in 2005.

Mr. Belk has been a portfolio manager of the Fund since September 2024. He joined Franklin Templeton in 2004.

(a)(2) This section reflects information about the portfolio managers as of the fiscal year ended December 31, 2025.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies Managed (x $1 million)	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)1	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)1
Jonathan Belk	5	2,112.5	4	1,048.8	2	89.2
Glenn Voyles	8	6,597.4	11	3,257.4	3	47.5
Justin Ma	5	3,261.3	-	-	-	-
Patrick Klein	26	30,498.9	11	3,612.9	14	6,458.8[2]

1.	The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.
2.	Mr. Klein manages Other Accounts with $1,756.8 in total assets with a performance fee.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund but does not include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be a relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares
Beneficially Owned
Jonathan Belk	None
Patrick Klein	None
Justin G. Ma	None
Glenn I. Voyles	None

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Limited Duration Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 02, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 02, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 02, 2026